UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22761

Investment Company Act file number

Stone Ridge Trust

(Exact name of registrant as specified in charter)

One Vanderbilt Avenue, 65th Floor

New York, New York 10017

(Address of principal executive offices) (Zip code)

Stone Ridge Asset Management LLC

One Vanderbilt Avenue, 65th Floor

New York, New York 10017

(Name and address of agent for service)

(855) 609-3680

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2023

Date of reporting period: April 30, 2023

Item 1. Reports to Stockholders.

(a)

Semi-Annual Report

April 30, 2023

Unaudited

Stone Ridge High Yield Reinsurance Risk Premium Fund

Stone Ridge Diversified Alternatives Fund

ALLOCATION OF PORTFOLIO HOLDINGS AT APRIL 30, 2023 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND PORTFOLIO ALLOCATION BY YEAR OF SCHEDULED MATURITY

2023	$169,713,099	10.2%

2024	387,105,466	23.2%

2025	364,365,756	21.9%

2026	229,951,765	13.8%

2027	52,574,698	3.2%

2028	50,029,676	3.0%

2029	69,776,512	4.2%

2030	115,451,758	6.9%

2031	7,280,539	0.4%

Not Applicable(1)	189,171,287	11.4%

Other(2)	30,696,921	1.8%
Net Assets	$1,666,117,477

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND PORTFOLIO ALLOCATION BY YEAR OF SCHEDULED MATURITY

2023	$22,037,573	4.0%

2024	61,274,156	11.2%

2025	45,958,590	8.4%

2026	63,092,179	11.6%

2027	8,705,581	1.6%

2028	31,571,040	5.8%

2029	12,660,018	2.3%

2030	14,159,737	2.6%

2031	953,790	0.2%

2032	12,475,476	2.3%

2038	5,946,842	1.1%

2039	5,656,235	1.0%

2040	5,685,738	1.0%

Other(3)	255,470,045	47.8%
Net Assets	$545,647,000

(1)	Preference shares do not have maturity dates.
(2)	Cash, cash equivalents, short-term investments and liabilities in excess of other assets.
(3)	Cash, cash equivalents, investment companies, short-term investments and liabilities in excess of other assets.

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT		VALUE
EVENT LINKED BONDS - 81.9%
Chile - 0.9%
Earthquake - 0.9%
IBRD CAR 131 (SOFR + 4.750%), 03/31/2026 (b)(c)(d)(e) (Cost: $15,017,000; Original Acquisition Date: 03/17/2023)		$15,017,000	$15,193,450

Europe - 0.3%
Earthquake - 0.0% (a)
Azzurro Re II Class A (3 Month Euribor + 4.760%), 01/17/2024 (b)(c)(d)(e) (Cost: $487,485; Original Acquisition Date: 07/06/2020)	EUR	431,000	471,952

Terrorism - 0.1%
Baltic PCC 2022-1 Class A (T-Bill 3 Month + 5.500%), 03/07/2025 (b)(c)(d)(e) (Cost: $2,345,090; Original Acquisition Date: 03/02/2022)	GBP	1,750,000	2,111,348

Windstorm - 0.2%
Hexagon III Re Pte. Class B (3 Month Euribor + 10.609%), 01/15/2026 (b)(c)(d)(e) (Cost: $2,250,098; Original Acquisition Date: 11/23/2021)	EUR	2,000,000	2,151,358

			4,734,658

Global - 10.4%
Multiperil - 10.3%
2001 Cat Re 2020-1 Class A (T-Bill 3 Month + 12.660%), 01/08/2024 (b)(c)(d)(e) (Cost: $5,084,000; Original Acquisition Date: 11/13/2020)		$5,084,000	4,872,251
3264 Re 2022-1 Class A (T-Bill 3 Month + 19.000%), 01/08/2025 (b)(c)(d)(e) (Cost: $7,957,000; Original Acquisition Date: 12/16/2021)		7,957,000	6,366,793
Atlas Capital 2020 DAC 2020-1 (T-Bill 3 Month + 8.300%), 06/10/2024 (b)(c)(d)(e)(f) (Cost: $6,954,000; Original Acquisition Date: 04/23/2020)		6,954,000	6,737,731
Atlas Capital 2022 DAC 2022-1 Class A (SOFR + 9.500%), 06/06/2025 (b)(c)(d)(e)(f) (Cost: $16,798,000; Original Acquisition Date: 05/24/2022)		16,798,000	15,927,024
Atlas Capital UK 2019 PLC 2019-1 (3 Month Libor USD + 11.600%), 06/07/2023 (b)(c)(d)(e)(f) (Cost: $3,922,000; Original Acquisition Date: 05/24/2019)		3,922,000	3,898,860

	PRINCIPAL AMOUNT	VALUE
Multiperil - 10.3% (continued)
Claveau Re 2021-1 Class A (T-Bill 3 Month + 17.250%), 07/08/2025 (b)(c)(d)(e)(g) (Cost: $8,841,000; Original Acquisition Date: 07/01/2021)	$8,841,000	$4,862,550
Herbie Re 2021-1 Class A (T-Bill 3 Month + 17.250%), 06/06/2025 (b)(c)(d)(e) (Cost: $5,084,000; Original Acquisition Date: 05/19/2021)	5,084,000	3,304,600
Hypatia Ltd. 2020-1 Class A (T-Bill 3 Month + 7.325%), 06/07/2023 (b)(c)(d)(e)(f) (Cost: $3,327,000; Original Acquisition Date: 07/10/2020)	3,327,000	3,324,505
Hypatia Ltd. 2020-1 Class B (T-Bill 3 Month + 10.275%), 06/07/2023 (b)(c)(d)(e) (Cost: $5,118,000; Original Acquisition Date: 07/10/2020)	5,118,000	4,988,770
Kendall Re 2021-1 Class A (T-Bill 3 Month + 4.000%), 05/02/2024 (b)(c)(d)(e) (Cost: $11,691,746; Original Acquisition Date: 04/19/2021)	11,715,000	10,997,456
Kendall Re 2021-1 Class B (T-Bill 3 Month + 6.240%), 05/02/2024 (b)(c)(d)(e) (Cost: $7,515,000; Original Acquisition Date: 04/19/2021)	7,515,000	7,040,428
Kilimanjaro III Re 2021-1 Class A-1 (T-Bill 3 Month + 12.360%), 04/21/2025 (b)(c)(d)(e) (Cost: $7,299,805; Original Acquisition Date: 04/08/2021)	7,294,000	6,048,185
Kilimanjaro III Re 2021-1 Class B-1 (T-Bill 3 Month + 4.860%), 04/21/2025 (b)(c)(d)(e) (Cost: $2,500,000; Original Acquisition Date: 04/08/2021)	2,500,000	2,267,500
Kilimanjaro III Re 2021-1 Class C-1 (T-Bill 3 Month + 4.560%), 04/21/2025 (b)(c)(d)(e) (Cost: $5,488,969; Original Acquisition Date: 04/08/2021)	5,526,000	5,028,660
Kilimanjaro III Re 2021-2 Class A-2 (T-Bill 3 Month + 12.360%), 04/20/2026 (b)(c)(d)(e) (Cost: $5,968,000; Original Acquisition Date: 04/08/2021)	5,968,000	4,581,037
Kilimanjaro III Re 2021-2 Class B-2 (T-Bill 3 Month + 4.860%), 04/20/2026 (b)(c)(d)(e) (Cost: $2,652,000; Original Acquisition Date: 04/08/2021)	2,652,000	2,308,831

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	VALUE
Multiperil - 10.3% (continued)
Kilimanjaro III Re 2021-2 Class C-2 (T-Bill 3 Month + 4.560%), 04/20/2026 (b)(c)(d)(e)(f) (Cost: $2,431,000; Original Acquisition Date: 04/08/2021)	$2,431,000	$2,127,854
Kilimanjaro III Re 2022-1 Class A (T-Bill 3 Month + 5.250%), 06/25/2025 (b)(c)(d)(e) (Cost: $7,515,000; Original Acquisition Date: 06/15/2022)	7,515,000	7,111,069
Matterhorn Re Argon 2022-1 Class A (SOFR + 7.250%), 01/25/2027 (b)(c)(d)(e)(h) (Cost: $1,000,000; Original Acquisition Date: 03/31/2022)	1,000,000	985,532
Matterhorn Re Ltd 2020-2 Class A (T-Bill 3 Month + 5.000%), 01/08/2024 (b)(c)(d)(e)(h) (Cost: $6,757,815; Original Acquisition Date: 01/29/2020)	6,809,000	6,573,409
Matterhorn Re Ltd SR2021-1 Class A (SOFR + 5.750%), 12/08/2025 (b)(c)(d)(e) (Cost: $9,321,166; Original Acquisition Date: 12/15/2021)	9,495,000	8,416,368
Matterhorn Re Ltd SR2022-1 Class A (SOFR + 5.250%), 03/24/2025 (b)(c)(d)(e) (Cost: $3,536,000; Original Acquisition Date: 03/10/2022)	3,536,000	3,236,854
Matterhorn Re Ltd SR2022-1 Class B (SOFR + 7.750%), 03/24/2025 (b)(c)(d)(e) (Cost: $3,536,000; Original Acquisition Date: 03/10/2022)	3,536,000	3,235,440
Montoya Re 2022-1 Class A (T-Bill 3 Month + 6.750%), 04/07/2029 (b)(c)(d)(e) (Cost: $8,549,739; Original Acquisition Date: 03/23/2022)	8,553,000	8,310,522
Northshore Re II 2019-1 Class A (T-Bill 3 Month + 8.125%), 07/07/2023 (b)(c)(d)(e)(f) (Cost: $12,505,829; Original Acquisition Date: 06/21/2019)	12,462,000	12,354,827
Sakura Re 2021-1 Class A (T-Bill 3 Month + 2.250%), 04/07/2025 (b)(c)(d)(e)(f) (Cost: $5,526,000; Original Acquisition Date: 03/24/2021)	5,526,000	5,310,210
Sakura Re 2021-1 Class B (T-Bill 3 Month + 4.160%), 04/07/2025 (b)(c)(d)(e)(h) (Cost: $9,062,000; Original Acquisition Date: 03/24/2021)	9,062,000	8,671,881

	PRINCIPAL AMOUNT	VALUE
Multiperil - 10.3% (continued)
Vista Re 2021-1 Class A (T-Bill 3 Month + 6.360%), 05/21/2024 (b)(c)(d)(e)(f) (Cost: $13,262,000; Original Acquisition Date: 04/26/2021)	$13,262,000	$12,483,521

		171,372,668

Windstorm - 0.1%
Northshore Re II 2022-1 Class A (T-Bill 3 Month + 8.000%), 07/08/2025 (b)(c)(d)(e) (Cost: $2,000,000; Original Acquisition Date: 06/22/2022)	2,000,000	1,950,800

		173,323,468

Jamaica - 0.8%
Windstorm - 0.8%
IBRD CAR 130 (SOFR + 4.400%), 12/29/2023 (b)(c)(d)(e) (Cost: $14,146,000; Original Acquisition Date: 07/19/2021)	14,146,000	13,933,103

Japan - 2.9%
Earthquake - 2.3%
Kizuna Re III 2021-1 Class A (T-Bill 3 Month + 2.000%), 04/07/2026 (b)(c)(d)(e) (Cost: $2,000,000; Original Acquisition Date: 03/22/2021)	2,000,000	1,922,200
Nakama Re 2020-1 Class 1 (T-Bill 3 Month + 2.200%), 01/07/2025 (b)(c)(d)(e)(h) (Cost: $1,129,000; Original Acquisition Date: 02/04/2020)	1,129,000	1,118,274
Nakama Re 2023-1 Class 2 (SOFR + 4.000%), 05/09/2028 (b)(c)(d)(e) (Cost: $6,781,000; Original Acquisition Date: 04/14/2023)	6,781,000	6,780,322
Nakama Re Pte. 2021-1 Class 1 (T-Bill 3 Month + 2.050%), 10/13/2026 (b)(c)(d)(e)(h)(f) (Cost: $19,451,000; Original Acquisition Date: 09/22/2021)	19,451,000	19,227,313
Nakama Re Pte. 2021-1 Class 2 (T-Bill 3 Month + 2.750%), 10/13/2026 (b)(c)(d)(e)(f) (Cost: $9,062,000; Original Acquisition Date: 09/22/2021)	9,062,000	8,651,945

		37,700,054

Multiperil - 0.3%
Tomoni Re Pte 2022-1 Class B-1 (T-Bill 3 Month + 2.750%), 04/07/2030 (b)(c)(d)(e) (Cost: $1,750,000; Original Acquisition Date: 03/28/2022)	1,750,000	1,677,462

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	VALUE
Multiperil - 0.3% (continued)
Umigame Re 2021-1 Class A-1 (T-Bill 3 Month + 2.250%), 04/07/2025 (b)(c)(d)(e)(f) (Cost: $1,750,000; Original Acquisition Date: 06/18/2021)	$1,750,000	$1,667,838
Umigame Re 2021-1 Class A-2 (T-Bill 3 Month + 2.500%), 04/07/2025 (b)(c)(d)(e) (Cost: $1,000,000; Original Acquisition Date: 06/18/2021)	1,000,000	959,000
Umigame Re 2021-1 Class B (T-Bill 3 Month + 4.750%), 04/07/2025 (b)(c)(d)(e)(h) (Cost: $750,000; Original Acquisition Date: 06/18/2021)	750,000	714,075

		5,018,375

Typhoon - 0.3%
Black Kite Re 2022-1 Class A (T-Bill 3 Month + 6.900%), 06/09/2025 (b)(c)(d)(e)(f) (Cost: $4,863,000; Original Acquisition Date: 05/27/2022)	4,863,000	4,635,169

		47,353,598

Mexico - 0.9%
Earthquake - 0.5%
IBRD CAR 125 Class A (3 Month Libor USD + 3.500%), 03/13/2024 (b)(c)(d)(e)(h) (Cost: $6,195,541; Original Acquisition Date: 02/28/2020)	6,194,000	6,160,552
IBRD CAR 126 Class B (3 Month Libor USD + 9.000%), 03/13/2024 (b)(c)(d)(e) (Cost: $2,756,719; Original Acquisition Date: 02/28/2020)	2,750,000	2,698,025

		8,858,577

Windstorm - 0.4%
IBRD CAR 127 Class C (3 Month Libor USD + 10.000%), 03/13/2024 (b)(c)(d)(e)(h) (Cost: $6,661,010; Original Acquisition Date: 02/28/2020)	6,649,000	6,468,147

		15,326,724

United States - 65.7%
Earthquake - 11.6%
Acorn Re 2021-1 Class A (T-Bill 3 Month + 2.500%), 11/07/2024 (b)(c)(d)(e)(h)(f) (Cost: $15,937,086; Original Acquisition Date: 10/25/2021)	16,166,000	15,444,996
Herbie Re 2022-1 Class A (T-Bill 3 Month + 12.500%), 01/08/2031 (b)(c)(d)(e) (Cost: $2,306,000; Original Acquisition Date: 11/18/2022)	2,306,000	2,360,767

	PRINCIPAL AMOUNT	VALUE
Earthquake - 11.6% (continued)
Logistics Re 2021-1 Class A (T-Bill 3 Month + 3.880%), 12/20/2024 (b)(c)(d)(e)(f) (Cost: $3,747,270; Original Acquisition Date: 12/10/2021)	$3,757,000	$3,612,731
Merna Re II 2021-1 Class A (T-Bill 3 Month + 3.930%), 04/05/2024 (b)(c)(d)(e)(f) (Cost: $3,094,000; Original Acquisition Date: 03/26/2021)	3,094,000	3,087,503
Merna Re II 2022-1 Class A (T-Bill 3 Month + 3.750%), 04/07/2025 (b)(c)(d)(e) (Cost: $8,841,000; Original Acquisition Date: 03/25/2022)	8,841,000	8,730,488
Phoenician Re 2020-1 Class A (T-Bill 3 Month + 3.016%), 12/14/2023 (b)(c)(d)(e) (Cost: $4,421,000; Original Acquisition Date: 11/24/2020)	4,421,000	4,364,632
Phoenician Re 2020-2 Class A (T-Bill 3 Month + 2.924%), 12/14/2023 (b)(c)(d)(e)(f) (Cost: $2,652,000; Original Acquisition Date: 12/08/2020)	2,652,000	2,617,259
Phoenician Re 2021-1 Class A (T-Bill 3 Month + 2.898%), 12/14/2028 (b)(c)(d)(e) (Cost: $6,036,279; Original Acquisition Date: 12/01/2021)	6,115,000	5,866,425
Sierra 2021-1 Class A (T-Bill 3 Month + 2.700%), 01/31/2024 (b)(c)(d)(e)(h) (Cost: $3,552,085; Original Acquisition Date: 01/25/2021)	3,584,000	3,500,851
Sierra 2021-1 Class B (T-Bill 3 Month + 4.750%), 01/31/2024 (b)(c)(d)(e) (Cost: $1,000,000; Original Acquisition Date: 01/25/2021)	1,000,000	966,950
Sutter Re 2020-1 Class A (T-Bill 3 Month + 5.000%), 05/23/2023 (b)(c)(d)(e) (Cost: $7,078,866; Original Acquisition Date: 01/11/2022)	7,073,000	7,072,646
Sutter Re 2020-1 Class F (T-Bill 3 Month + 8.500%), 05/23/2023 (b)(c)(d)(e) (Cost: $3,449,204; Original Acquisition Date: 10/04/2022)	3,466,000	3,463,054
Torrey Pines Re 2021-1 Class A (T-Bill 3 Month + 3.920%), 06/07/2024 (b)(c)(d)(e)(f) (Cost: $9,895,703; Original Acquisition Date: 03/12/2021)	9,902,000	9,637,617

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	VALUE
Earthquake - 11.6% (continued)
Torrey Pines Re 2021-1 Class B (T-Bill 3 Month + 4.770%), 06/07/2024 (b)(c)(d)(e) (Cost: $11,275,737; Original Acquisition Date: 03/12/2021)	$11,272,000	$10,865,644
Torrey Pines Re 2022-1 Class A (T-Bill 3 Month + 5.000%), 06/06/2025 (b)(c)(d)(e)(f) (Cost: $17,682,000; Original Acquisition Date: 05/10/2022)	17,682,000	17,235,530
Torrey Pines Re 2022-1 Class B (T-Bill 3 Month + 8.250%), 06/06/2025 (b)(c)(d)(e) (Cost: $11,936,000; Original Acquisition Date: 05/10/2022)	11,936,000	11,275,342
Ursa Re 2023-1 Class AA (T-Bill 3 Month + 5.500%), 12/06/2025 (b)(c)(d)(e) (Cost: $4,722,000; Original Acquisition Date: 04/12/2023)	4,722,000	4,719,639
Ursa Re 2023-1 Class C (T-Bill 3 Month + 8.250%), 12/06/2025 (b)(c)(d)(e) (Cost: $2,543,000; Original Acquisition Date: 04/12/2023)	2,543,000	2,541,729
Ursa Re II 2020-1 Class AA (T-Bill 3 Month + 3.940%), 12/07/2023 (b)(c)(d)(e)(f) (Cost: $18,806,731; Original Acquisition Date: 10/08/2020)	18,758,000	18,628,570
Ursa Re II 2020-1 Class D (T-Bill 3 Month + 6.310%), 12/07/2023 (b)(c)(d)(e) (Cost: $21,198,548; Original Acquisition Date: 01/31/2023)	21,307,000	21,191,942
Ursa Re II 2021-1 Class F (T-Bill 3 Month + 6.190%), 12/06/2024 (b)(c)(d)(e) (Cost: $8,620,000; Original Acquisition Date: 02/25/2021)	8,620,000	7,973,500
Ursa Re II 2022-1 Class A (T-Bill 3 Month + 5.000%), 06/16/2025 (b)(c)(d)(e)(f) (Cost: $11,272,000; Original Acquisition Date: 05/27/2022)	11,272,000	10,917,496
Ursa Re II 2022-1 Class E (T-Bill 3 Month + 7.750%), 06/16/2025 (b)(c)(d)(e)(h) (Cost: $3,094,000; Original Acquisition Date: 05/27/2022)	3,094,000	2,922,283
Ursa Re II 2022-2 Class AA (T-Bill 3 Month + 7.000%), 12/06/2025 (b)(c)(d)(e) (Cost: $2,419,000; Original Acquisition Date: 12/08/2022)	2,419,000	2,476,209

	PRINCIPAL AMOUNT	VALUE
Earthquake - 11.6% (continued)
Ursa Re II 2022-2 Class C (T-Bill 3 Month + 10.250%), 12/06/2025 (b)(c)(d)(e) (Cost: $1,759,000; Original Acquisition Date: 12/08/2022)	$1,759,000	$1,818,454
Veraison Re 2023-1 Class A (T-Bill 3 Month + 6.500%), 03/10/2031 (b)(c)(d)(e) (Cost: $4,854,000; Original Acquisition Date: 12/14/2022)	4,854,000	4,919,772
Veraison Re 2023-1 Class B (T-Bill 3 Month + 12.000%), 03/09/2026 (b)(c)(d)(e) (Cost: $4,660,000; Original Acquisition Date: 12/14/2022)	4,660,000	4,763,918
Wrigley Re 2021-1 Class A (T-Bill 3 Month + 2.400%), 07/08/2024 (b)(c)(d)(e)(h) (Cost: $750,000; Original Acquisition Date: 06/17/2021)	750,000	718,313

		193,694,260

Fire - 0.9%
Power Protective Re 2020-1 Class A (T-Bill 3 Month + 10.750%), 12/15/2023 (b)(c)(d)(e) (Cost: $3,536,000; Original Acquisition Date: 12/03/2020)	3,536,000	3,406,759
Power Protective Re 2021-1 Class A (T-Bill 3 Month + 15.000%), 10/09/2024 (b)(c)(d)(e) (Cost: $2,431,000; Original Acquisition Date: 09/29/2021)	2,431,000	2,368,280
SD Re 2020-1 Class A (T-Bill 3 Month + 9.750%), 07/14/2023 (b)(c)(d)(e)(h) (Cost: $1,438,000; Original Acquisition Date: 07/02/2020)	1,438,000	1,436,778
SD Re 2021-1 Class A (T-Bill 3 Month + 8.750%), 11/19/2024 (b)(c)(d)(e)(f) (Cost: $2,431,000; Original Acquisition Date: 10/18/2021)	2,431,000	2,318,323
SD Re 2021-1 Class B (T-Bill 3 Month + 9.250%), 11/19/2024 (b)(c)(d)(e) (Cost: $6,852,000; Original Acquisition Date: 10/18/2021)	6,852,000	6,598,819

		16,128,959

Flood - 4.2%
FloodSmart Re 2021-1 Class A (T-Bill 3 Month + 13.580%), 03/01/2024 (b)(c)(d)(e)(f) (Cost: $23,399,887; Original Acquisition Date: 02/16/2021)	23,429,000	20,376,201

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	VALUE
Flood - 4.2% (continued)
FloodSmart Re 2021-1 Class B (T-Bill 3 Month + 17.330%), 03/01/2024 (b)(c)(d)(e) (Cost: $7,046,077; Original Acquisition Date: 02/16/2021)	$7,073,000	$5,265,848
FloodSmart Re 2022-1 Class A (T-Bill 3 Month + 11.250%), 02/26/2029 (b)(c)(d)(e)(h)(f) (Cost: $19,451,000; Original Acquisition Date: 02/14/2022)	19,451,000	18,005,791
FloodSmart Re 2022-1 Class B (T-Bill 3 Month + 13.750%), 02/26/2029 (b)(c)(d)(e) (Cost: $6,631,000; Original Acquisition Date: 02/14/2022)	6,631,000	5,921,815
FloodSmart Re 2022-1 Class C (T-Bill 3 Month + 17.750%), 02/26/2029 (b)(c)(d)(e) (Cost: $1,750,000; Original Acquisition Date: 02/14/2022)	1,750,000	1,443,400
FloodSmart Re 2023-1 Class A (T-Bill 3 Month + 16.250%), 03/11/2030 (b)(c)(d)(e) (Cost: $15,030,000; Original Acquisition Date: 02/24/2023)	15,030,000	15,015,721
FloodSmart Re 2023-1 Class B (T-Bill 3 Month + 21.500%), 03/11/2030 (b)(c)(d)(e) (Cost: $3,536,000; Original Acquisition Date: 02/24/2023)	3,536,000	3,531,757

		69,560,533

Mortality/Longevity/Disease - 2.0%
La Vie Re 2020-1 Class A (3 Month Libor USD + 2.850%), 10/06/2023 (b)(c)(d)(e)(f) (Cost: $2,250,000; Original Acquisition Date: 10/19/2020)	2,250,000	2,216,138
Vita Capital VI 2021-1 Class B (SOFR + 3.124%), 01/08/2026 (b)(c)(d)(e)(f) (Cost: $9,839,553; Original Acquisition Date: 07/02/2021)	9,947,000	9,582,442
Vitality Re XI Limited 2020 Class A (T-Bill 3 Month + 1.500%), 01/09/2024 (b)(c)(d)(e)(f) (Cost: $2,191,843; Original Acquisition Date: 01/23/2020)	2,200,000	2,168,430
Vitality Re XI Limited 2020 Class B (T-Bill 3 Month + 1.800%), 01/09/2024 (b)(c)(d)(e) (Cost: $3,280,741; Original Acquisition Date: 01/23/2020)	3,315,000	3,253,838
Vitality Re XII 2021 Class A (T-Bill 3 Month + 2.250%), 01/07/2025 (b)(c)(d)(e)(f) (Cost: $6,971,159; Original Acquisition Date: 01/29/2021)	7,020,000	6,866,262

	PRINCIPAL AMOUNT	VALUE
Mortality/Longevity/Disease - 2.0% (continued)
Vitality Re XII 2021 Class B (T-Bill 3 Month + 2.750%), 01/07/2025 (b)(c)(d)(e) (Cost: $2,652,000; Original Acquisition Date: 01/29/2021)	$2,652,000	$2,578,407
Vitality Re XIII 2022 Class A (T-Bill 3 Month + 2.000%), 01/06/2026 (b)(c)(d)(e) (Cost: $3,698,859; Original Acquisition Date: 01/04/2023)	3,880,000	3,737,604
Vitality Re XIV 2023 Class B (T-Bill 3 Month + 4.500%), 01/05/2027 (b)(c)(d)(e) (Cost: $2,416,000; Original Acquisition Date: 01/25/2023)	2,416,000	2,415,275

		32,818,396

Multiperil - 25.5%
Blue Halo Re 2022-1 Class A (T-Bill 3 Month + 9.750%), 02/26/2029 (b)(c)(d)(e) (Cost: $1,500,000; Original Acquisition Date: 02/11/2022)	1,500,000	1,188,600
Blue Halo Re 2022-1 Class B (T-Bill 3 Month + 15.250%), 02/26/2029 (b)(c)(d)(e) (Cost: $1,750,000; Original Acquisition Date: 02/11/2022)	1,750,000	1,378,125
Bonanza Re 2020-1 Class A (T-Bill 3 Month + 4.870%), 02/20/2024 (b)(c)(d)(e) (Cost: $9,995,223; Original Acquisition Date: 02/13/2020)	9,968,000	8,579,458
Bonanza Re 2023-1 Class B (T-Bill 3 Month + 0.000%), 01/08/2024 (b)(c)(d)(e)(h) (Cost: $2,008,514; Original Acquisition Date: 01/06/2023)	2,329,000	1,937,029
Bowline Re 2022-1 Class A (T-Bill 3 Month + 6.350%), 05/23/2029 (b)(c)(d)(e)(h) (Cost: $2,625,000; Original Acquisition Date: 05/12/2022)	2,652,000	2,469,410
Bowline Re 2022-1 Class B (T-Bill 3 Month + 17.000%), 05/23/2029 (b)(c)(d)(e) (Cost: $2,431,000; Original Acquisition Date: 05/12/2022)	2,431,000	2,295,958
Bowline Re 2022-1 Class C (T-Bill 3 Month + 7.750%), 05/23/2029 (b)(c)(d)(e)(f) (Cost: $2,500,000; Original Acquisition Date: 05/12/2022)	2,500,000	2,408,500
Caelus Re 2018-1 Class A (T-Bill 3 Month + 0.500%), 06/09/2025 (b)(c)(d)(e)(g) (Cost: $2,319,000; Original Acquisition Date: 05/04/2018)	2,319,000	1,704,465

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	VALUE
Multiperil - 25.5% (continued)
Caelus Re 2018-1 Class B (T-Bill 3 Month + 0.100%), 06/09/2025 (b)(c)(d)(e)(g) (Cost: $1,902,959; Original Acquisition Date: 05/04/2018)	$1,905,000	$23,908
Caelus Re 2018-1 Class C (T-Bill 3 Month + 0.100%), 06/09/2025 (b)(c)(d)(e)(g) (Cost: $2,460,000; Original Acquisition Date: 05/04/2018)	2,460,000	12,423
Caelus Re 2020-1 Class A-1 (T-Bill 3 Month + 5.380%), 06/07/2023 (b)(c)(d)(e) (Cost: $6,066,034; Original Acquisition Date: 02/20/2020)	6,069,000	6,017,413
Caelus Re 2020-1 Class B-1 (T-Bill 3 Month + 5.380%), 06/07/2024 (b)(c)(d)(e) (Cost: $3,536,000; Original Acquisition Date: 02/20/2020)	3,536,000	3,393,146
Caelus Re V 2017-1 Class B (T-Bill 3 Month + 0.100%), 06/05/2024 (b)(c)(d)(e)(g) (Cost: $129,700; Original Acquisition Date: 04/27/2017)	129,700	107,002
Caelus Re V 2017-1 Class C (T-Bill 3 Month + 0.100%), 06/05/2024 (b)(c)(d)(e)(g) (Cost: $830,000; Original Acquisition Date: 04/27/2017)	830,000	39,591
Easton Re 2020-1 Class A (T-Bill 3 Month + 4.530%), 01/08/2024 (b)(c)(d)(e) (Cost: $7,453,199; Original Acquisition Date: 12/15/2020)	7,473,000	7,257,404
Espada Reinsurance 2016-1 Class 20 (T-Bill 3 Month + 0.500%), 06/06/2023 (b)(c)(d)(e)(g) (Cost: $10,786; Original Acquisition Date: 02/12/2016)	10,786	—
Finca Re 2022-1 Class A (T-Bill 3 Month + 7.750%), 06/07/2029 (b)(c)(d)(e) (Cost: $3,094,000; Original Acquisition Date: 06/28/2022)	3,094,000	2,998,705
Four Lakes Re 2020-1 Class A (T-Bill 3 Month + 7.300%), 01/05/2024 (b)(c)(d)(e) (Cost: $750,000; Original Acquisition Date: 11/05/2020)	750,000	702,712
Four Lakes Re 2020-1 Class B (T-Bill 3 Month + 10.160%), 01/05/2024 (b)(c)(d)(e) (Cost: $3,328,675; Original Acquisition Date: 11/05/2020)	3,315,000	2,973,555

	PRINCIPAL AMOUNT	VALUE
Multiperil - 25.5% (continued)
Four Lakes Re 2021-1 Class A (T-Bill 3 Month + 4.270%), 07/01/2025 (b)(c)(d)(e) (Cost: $3,094,000; Original Acquisition Date: 12/15/2021)	$3,094,000	$2,871,387
Four Lakes Re 2022-1 Class A (T-Bill 3 Month + 6.500%), 01/07/2030 (b)(c)(d)(e) (Cost: $1,313,000; Original Acquisition Date: 12/22/2022)	1,313,000	1,311,162
Galileo Re 2019-1 Class C (T-Bill 3 Month + 9.870%), 01/08/2024 (b)(c)(d)(e)(f) (Cost: $2,652,000; Original Acquisition Date: 12/06/2019)	2,652,000	2,527,489
Galileo Re 2019-1 Class D (T-Bill 3 Month + 8.070%), 01/08/2024 (b)(c)(d)(e)(h) (Cost: $2,000,000; Original Acquisition Date: 12/06/2019)	2,000,000	1,921,500
Herbie Re 2020-1 Class A (T-Bill 3 Month + 9.130%), 07/08/2024 (b)(c)(d)(e) (Cost: $6,100,000; Original Acquisition Date: 06/09/2020)	6,100,000	5,642,805
Herbie Re 2020-2 Class A (T-Bill 3 Month + 6.730%), 01/08/2025 (b)(c)(d)(e) (Cost: $1,250,000; Original Acquisition Date: 10/19/2020)	1,250,000	1,123,562
Herbie Re 2020-2 Class B (T-Bill 3 Month + 9.720%), 01/08/2025 (b)(c)(d)(e) (Cost: $3,579,862; Original Acquisition Date: 10/19/2020)	3,536,000	3,261,253
Herbie Re 2020-2 Class C (T-Bill 3 Month + 15.850%), 01/08/2026 (b)(c)(d)(e) (Cost: $933,443; Original Acquisition Date: 10/19/2020)	933,284	483,348
Hypatia Ltd. 2023-1 Class A (T-Bill 3 Month + 9.500%), 04/08/2026 (b)(c)(d)(e) (Cost: $2,761,000; Original Acquisition Date: 03/27/2023)	2,761,000	2,759,482
Kilimanjaro III Re 2019-1 Class A-1 (T-Bill 3 Month + 16.660%), 12/19/2023 (b)(c)(d)(e)(g) (Cost: $5,968,000; Original Acquisition Date: 12/09/2019)	5,968,000	3,282,400
Kilimanjaro III Re 2019-1 Class A-2 (T-Bill 3 Month + 16.660%), 12/19/2024 (b)(c)(d)(e)(g) (Cost: $9,687,455; Original Acquisition Date: 12/09/2019)	9,829,000	5,405,950

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	VALUE
Multiperil - 25.5% (continued)
Kilimanjaro III Re 2019-1 Class B-1 (T-Bill 3 Month + 9.910%), 12/19/2023 (b)(c)(d)(e) (Cost: $11,051,000; Original Acquisition Date: 12/09/2019)	$11,051,000	$10,720,575
Kilimanjaro III Re 2019-1 Class B-2 (T-Bill 3 Month + 9.910%), 12/19/2024 (b)(c)(d)(e)(f) (Cost: $8,178,000; Original Acquisition Date: 12/09/2019)	8,178,000	7,725,348
Kilimanjaro Re 2018-2 Class A-2 (3 Month Libor USD + 13.610%), 05/05/2023 (b)(c)(d)(e) (Cost: $6,046,811; Original Acquisition Date: 04/18/2018)	6,047,000	5,590,451
Kilimanjaro Re 2018-2 Class B-2 (3 Month Libor USD + 4.940%), 05/05/2023 (b)(c)(d)(e)(f) (Cost: $7,564,219; Original Acquisition Date: 04/18/2018)	7,564,000	7,560,218
Locke Tavern Re 2023-1 Class A (T-Bill 3 Month + 4.750%), 04/09/2030 (b)(c)(d)(e) (Cost: $5,139,000; Original Acquisition Date: 03/23/2023)	5,139,000	5,142,340
Long Point Re IV 2022-1 Class A (T-Bill 3 Month + 4.250%), 06/01/2026 (b)(c)(d)(e)(f) (Cost: $30,060,000; Original Acquisition Date: 05/13/2022)	30,060,000	29,879,640
Matterhorn Re SR2022-2 Class C (SOFR + 9.025%), 06/07/2024 (b)(c)(d)(e)(f) (Cost: $2,652,000; Original Acquisition Date: 06/08/2022)	2,652,000	2,627,336
Merna Re II 2022-2 Class A (T-Bill 3 Month + 7.500%), 07/09/2029 (b)(c)(d)(e) (Cost: $6,631,000; Original Acquisition Date: 06/07/2022)	6,631,000	5,702,660
Merna Re II 2023-1 Class A (T-Bill 3 Month + 7.750%), 07/07/2026 (b)(c)(d)(e) (Cost: $7,899,000; Original Acquisition Date: 04/05/2023)	7,899,000	7,888,336
Merna Re II 2023-2 Class A (T-Bill 3 Month + 10.250%), 07/07/2026 (b)(c)(d)(e) (Cost: $9,479,000; Original Acquisition Date: 04/05/2023)	9,479,000	9,535,874
MetroCat Re 2020-1 Class A (T-Bill 3 Month + 5.500%), 05/08/2023 (b)(c)(d)(e)(f) (Cost: $5,427,220; Original Acquisition Date: 05/06/2020)	5,429,000	5,415,427

	PRINCIPAL AMOUNT	VALUE
Multiperil - 25.5% (continued)
Mona Lisa Re 2021-1 Class A (T-Bill 3 Month + 7.000%), 07/08/2025 (b)(c)(d)(e)(h) (Cost: $11,288,453; Original Acquisition Date: 06/22/2021)	$11,272,000	$10,051,806
Montoya Re 2022-2 Class A (T-Bill 3 Month + 14.000%), 04/07/2030 (b)(c)(d)(e) (Cost: $1,319,000; Original Acquisition Date: 12/08/2022)	1,319,000	1,332,520
Mystic Re IV 2021-1 Class A (T-Bill 3 Month + 9.750%), 01/08/2024 (b)(c)(d)(e)(f) (Cost: $15,694,540; Original Acquisition Date: 12/15/2020)	15,594,000	14,974,918
Mystic Re IV 2021-2 Class A (T-Bill 3 Month + 6.130%), 01/08/2025 (b)(c)(d)(e) (Cost: $14,342,537; Original Acquisition Date: 06/09/2021)	14,367,000	13,056,730
Mystic Re IV 2021-2 Class B (T-Bill 3 Month + 11.600%), 01/08/2025 (b)(c)(d)(e) (Cost: $2,250,000; Original Acquisition Date: 06/09/2021)	2,250,000	1,868,962
Mystic Re IV 2023-1 Class A (T-Bill 3 Month + 9.250%), 01/08/2026 (b)(c)(d)(e) (Cost: $5,244,000; Original Acquisition Date: 12/16/2022)	5,244,000	5,261,305
Northshore Re II 2021-1 Class A (T-Bill 3 Month + 5.750%), 01/08/2024 (b)(c)(d)(e)(f) (Cost: $6,631,000; Original Acquisition Date: 12/02/2020)	6,631,000	6,496,059
Putnam Re Pte. Ltd. 2021-1 Class A (T-Bill 3 Month + 5.500%), 06/07/2024 (b)(c)(d)(e)(g) (Cost: $26,563; Original Acquisition Date: 05/21/2021)	26,563	—
Residential Re 2016-I Class 10 (T-Bill 3 Month + 0.500%), 06/06/2023 (b)(c)(d)(e)(g) (Cost: $190,114; Original Acquisition Date: 04/28/2016)	190,114	10
Residential Re 2019-I Class 12 (T-Bill 3 Month + 8.150%), 06/06/2023 (b)(c)(d)(e) (Cost: $495,000; Original Acquisition Date: 05/08/2019)	495,000	420,750
Residential Re 2019-I Class 13 (T-Bill 3 Month + 4.650%), 06/06/2023 (b)(c)(d)(e) (Cost: $1,161,662; Original Acquisition Date: 05/08/2019)	1,162,000	1,157,875

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	VALUE
Multiperil - 25.5% (continued)
Residential Re 2019-II Class 2 (T-Bill 3 Month + 12.390%), 12/06/2023 (b)(c)(d)(e) (Cost: $1,456,000; Original Acquisition Date: 11/05/2019)	$1,456,000	$1,410,791
Residential Re 2020-I Class 13 (T-Bill 3 Month + 5.500%), 06/06/2024 (b)(c)(d)(e) (Cost: $2,241,000; Original Acquisition Date: 05/27/2020)	2,241,000	2,138,810
Residential Re 2020-II Class 3 (T-Bill 3 Month + 7.980%), 12/06/2024 (b)(c)(d)(e) (Cost: $914,000; Original Acquisition Date: 10/30/2020)	914,000	857,378
Residential Re 2020-II Class 4 (T-Bill 3 Month + 6.180%), 12/06/2024 (b)(c)(d)(e) (Cost: $4,422,511; Original Acquisition Date: 10/30/2020)	4,404,000	4,153,412
Residential Re 2021-I Class 11 (T-Bill 3 Month + 9.910%), 06/06/2025 (b)(c)(d)(e) (Cost: $8,827,823; Original Acquisition Date: 05/06/2021)	8,841,000	7,030,363
Residential Re 2021-I Class 12 (T-Bill 3 Month + 5.220%), 06/06/2025 (b)(c)(d)(e) (Cost: $5,305,000; Original Acquisition Date: 05/06/2021)	5,305,000	4,533,388
Residential Re 2021-I Class 13 (T-Bill 3 Month + 3.590%), 06/06/2025 (b)(c)(d)(e) (Cost: $5,307,621; Original Acquisition Date: 05/06/2021)	5,305,000	4,664,687
Residential Re 2021-I Class 14 (T-Bill 3 Month + 2.500%), 06/06/2025 (b)(c)(d)(e) (Cost: $6,842,483; Original Acquisition Date: 05/06/2021)	6,852,000	6,234,977
Residential Re 2022-I Class 11 (T-Bill 3 Month + 12.500%), 06/06/2030 (b)(c)(d)(e) (Cost: $3,094,000; Original Acquisition Date: 05/02/2022)	3,094,000	2,509,389
Residential Re 2022-I Class 12 (T-Bill 3 Month + 7.500%), 06/06/2029 (b)(c)(d)(e) (Cost: $4,421,000; Original Acquisition Date: 05/02/2022)	4,421,000	3,697,282
Residential Re 2022-I Class 13 (T-Bill 3 Month + 5.250%), 06/06/2030 (b)(c)(d)(e) (Cost: $10,609,000; Original Acquisition Date: 05/02/2022)	10,609,000	9,244,683

	PRINCIPAL AMOUNT	VALUE
Multiperil - 25.5% (continued)
Residential Re 2022-I Class 14 (T-Bill 3 Month + 4.000%), 06/06/2026 (b)(c)(d)(e) (Cost: $13,262,000; Original Acquisition Date: 05/02/2022)	$13,262,000	$12,051,843
Residential Re 2023-I Class 13 (T-Bill 3 Month + 10.500%) 06/06/2030 (b)(c)(d)(e) (Cost: $14,313,000; Original Acquisition Date: 04/28/2023)	14,313,000	14,313,000
Residential Re 2023-I Class 14 (T-Bill 3 Month + 6.500%) 06/06/2030 (b)(c)(d)(e) (Cost: $14,313,000; Original Acquisition Date: 04/28/2023)	14,313,000	14,313,000
Riverfront Re 2021 Class A (T-Bill 3 Month + 4.240%), 01/07/2025 (b)(c)(d)(e) (Cost: $10,388,000; Original Acquisition Date: 05/21/2021)	10,388,000	9,731,478
Riverfront Re 2021 Class B (T-Bill 3 Month + 6.500%), 01/07/2025 (b)(c)(d)(e) (Cost: $2,431,000; Original Acquisition Date: 05/21/2021)	2,431,000	2,131,136
Sakura Re 2022-1 Class A (T-Bill 3 Month + 13.500%), 01/06/2030 (b)(c)(d)(e) (Cost: $5,224,000; Original Acquisition Date: 12/22/2022)	5,224,000	5,197,358
Sanders Re II 2020-1 Class A (T-Bill 3 Month + 4.250%), 04/07/2024 (b)(c)(d)(e) (Cost: $4,253,000; Original Acquisition Date: 03/18/2020)	4,253,000	4,203,027
Sanders Re II 2021-1 Class A (T-Bill 3 Month + 3.250%), 04/07/2025 (b)(c)(d)(e) (Cost: $5,526,000; Original Acquisition Date: 05/24/2021)	5,526,000	5,244,450
Sanders Re II 2021-2 Class A (T-Bill 3 Month + 3.090%), 04/07/2025 (b)(c)(d)(e) (Cost: $3,536,000; Original Acquisition Date: 11/23/2021)	3,536,000	3,381,477
Sanders Re II 2021-2 Class B (T-Bill 3 Month + 11.770%), 04/07/2025 (b)(c)(d)(e) (Cost: $1,500,000; Original Acquisition Date: 11/23/2021)	1,500,000	1,276,275
Sanders Re III 2022-1 Class A (T-Bill 3 Month + 3.500%), 04/09/2029 (b)(c)(d)(e) (Cost: $8,841,000; Original Acquisition Date: 03/22/2022)	8,841,000	8,377,290

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	VALUE
Multiperil - 25.5% (continued)
Sanders Re III 2022-1 Class B (T-Bill 3 Month + 10.750%), 04/09/2029 (b)(c)(d)(e) (Cost: $6,189,000; Original Acquisition Date: 03/22/2022)	$6,189,000	$5,578,455
Sanders Re III 2022-2 Class A (T-Bill 3 Month + 6.500%), 06/07/2028 (b)(c)(d)(e)(f) (Cost: $9,062,000; Original Acquisition Date: 05/26/2022)	9,062,000	8,512,390
Sanders Re III 2022-2 Class B (T-Bill 3 Month + 8.750%), 06/07/2028 (b)(c)(d)(e)(f) (Cost: $6,189,000; Original Acquisition Date: 05/26/2022)	6,189,000	5,531,419
Sanders Re III 2022-3 Class A (T-Bill 3 Month + 6.250%), 04/08/2030 (b)(c)(d)(e) (Cost: $4,607,000; Original Acquisition Date: 12/01/2022)	4,607,000	4,697,528
Sanders Re III 2023-1 Class A (T-Bill 3 Month + 5.750%), 04/08/2030 (b)(c)(d)(e) (Cost: $3,162,000; Original Acquisition Date: 03/24/2023)	3,162,000	3,174,648
Sanders Re III 2023-1 Class B (T-Bill 3 Month + 15.500%), 04/08/2030 (b)(c)(d)(e) (Cost: $3,954,000; Original Acquisition Date: 03/24/2023)	3,954,000	3,945,301
Sussex Capital UK PCC 2020-1 (T-Bill 3 Month + 8.380%), 01/08/2025 (b)(c)(d)(e)(f) (Cost: $13,315,552; Original Acquisition Date: 12/07/2020)	13,262,000	12,047,201
Titania Re 2021-1 Class A (T-Bill 3 Month + 5.030%), 06/21/2024 (b)(c)(d)(e) (Cost: $7,520,444; Original Acquisition Date: 06/09/2021)	7,515,000	7,054,331
Titania Re 2021-2 Class A (T-Bill 3 Month + 6.500%), 12/27/2024 (b)(c)(d)(e) (Cost: $3,979,000; Original Acquisition Date: 12/08/2021)	3,979,000	3,572,943
Topanga Re 2021-1 Class A (T-Bill 3 Month + 4.990%), 01/08/2026 (b)(c)(d)(e) (Cost: $6,189,000; Original Acquisition Date: 12/08/2021)	6,189,000	5,465,506
Topanga Re 2021-1 Class B (T-Bill 3 Month + 16.800%), 01/08/2024 (b)(c)(d)(e) (Cost: $2,652,000; Original Acquisition Date: 12/08/2021)	2,652,000	2,374,336

	PRINCIPAL AMOUNT	VALUE
Multiperil - 25.5% (continued)
Vista Re 2022-1 Class A (T-Bill 3 Month + 14.500%), 05/21/2025 (b)(c)(d)(e) (Cost: $3,979,000; Original Acquisition Date: 04/21/2022)	$3,979,000	$3,822,426
Yosemite Re 2022-1 Class A (T-Bill 3 Month + 9.750%), 06/06/2025 (b)(c)(d)(e)(f) (Cost: $4,421,000; Original Acquisition Date: 05/31/2022)	4,421,000	4,262,728

		425,221,588

Windstorm - 21.5%
Alamo Re 2020-1 Class A (T-Bill 3 Month + 5.520%), 06/08/2023 (b)(c)(d)(e)(h)(f) (Cost: $18,517,563; Original Acquisition Date: 01/21/2022)	18,505,000	18,536,458
Alamo Re 2021-1 Class A (T-Bill 3 Month + 4.090%), 06/07/2024 (b)(c)(d)(e) (Cost: $32,638,127; Original Acquisition Date: 05/21/2021)	32,744,000	31,712,564
Alamo Re 2022-1 Class A (T-Bill 3 Month + 7.250%), 06/09/2025 (b)(c)(d)(e)(f) (Cost: $9,504,000; Original Acquisition Date: 05/23/2022)	9,504,000	9,246,442
Alamo Re 2023-1 Class A (T-Bill 3 Month + 8.500%), 06/07/2026 (b)(c)(d)(e) (Cost: $19,253,000; Original Acquisition Date: 04/12/2023)	19,253,000	19,243,373
Astro Re 2021-1 Class A (T-Bill 3 Month + 8.750%), 07/08/2025 (b)(c)(d)(e) (Cost: $3,183,000; Original Acquisition Date: 07/06/2021)	3,183,000	2,387,250
Blue Halo Re 2020-1 Class A (T-Bill 3 Month + 13.250%), 06/28/2023 (b)(c)(d)(e) (Cost: $4,318,000; Original Acquisition Date: 06/16/2020)	4,318,000	4,162,984
Bonanza Re 2020-2 Class A (T-Bill 3 Month + 4.870%), 12/23/2024 (b)(c)(d)(e) (Cost: $2,510,000; Original Acquisition Date: 12/15/2020)	2,510,000	2,107,019
Bonanza Re 2022-2 Class A (T-Bill 3 Month + 5.750%), 03/16/2025 (b)(c)(d)(e) (Cost: $3,979,000; Original Acquisition Date: 03/11/2022)	3,979,000	3,277,701
Cape Lookout Re 2021-1 Class A (T-Bill 3 Month + 3.220%), 03/22/2024 (b)(c)(d)(e)(h) (Cost: $9,725,000; Original Acquisition Date: 03/09/2021)	9,725,000	9,345,725

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	VALUE
Windstorm - 21.5% (continued)
Cape Lookout Re 2022-1 Class A (T-Bill 3 Month + 5.000%), 03/28/2025 (b)(c)(d)(e)(f) (Cost: $22,987,000; Original Acquisition Date: 03/16/2022)	$22,987,000	$21,821,559
Cape Lookout Re 2023-1 Class A (T-Bill 3 Month + 6.500%), 04/28/2026 (b)(c)(d)(e) (Cost: $21,801,000; Original Acquisition Date: 04/14/2023)	21,801,000	21,790,099
Catahoula Re II 2022-1 Class A (T-Bill 3 Month + 9.500%), 06/16/2025 (b)(c)(d)(e)(f) (Cost: $7,515,000; Original Acquisition Date: 06/02/2022)	7,515,000	6,892,006
Catahoula Re II 2022-1 Class B (T-Bill 3 Month + 13.000%), 06/16/2025 (b)(c)(d)(e) (Cost: $7,073,000; Original Acquisition Date: 06/02/2022)	7,073,000	6,745,166
Citrus Re 2022-1 Class A (T-Bill 3 Month + 5.100%), 06/07/2025 (b)(c)(d)(e)(f) (Cost: $5,526,000; Original Acquisition Date: 04/11/2022)	5,526,000	5,372,101
Citrus Re 2023-1 Class A (T-Bill 3 Month + 6.750%) 06/07/2026 (b)(c)(d)(e)(g) (Cost: $7,663,000; Original Acquisition Date: 04/27/2023)	7,663,000	7,663,000
Citrus Re 2023-1 Class B (T-Bill 3 Month + 9.000%) 06/07/2026 (b)(c)(d)(e)(g) (Cost: $6,655,000; Original Acquisition Date: 04/27/2023)	6,655,000	6,655,000
Commonwealth Re 2022-1 Class A (T-Bill 3 Month + 3.500%), 07/08/2025 (b)(c)(d)(e) (Cost: $1,750,000; Original Acquisition Date: 06/15/2022)	1,750,000	1,696,363
Cosaint Re 2021-1 Class A (T-Bill 3 Month + 9.510%), 04/03/2024 (b)(c)(d)(e) (Cost: $6,221,452; Original Acquisition Date: 03/19/2021)	6,189,000	4,316,828
Everglades II 2020-2 A (T-Bill 3 Month + 6.450%), 05/04/2023 (b)(c)(d)(e) (Cost: $2,101,000; Original Acquisition Date: 05/21/2020)	2,101,000	2,052,152
Everglades Re II 2021-1 Class A (T-Bill 3 Month + 5.660%), 05/14/2024 (b)(c)(d)(e)(f) (Cost: $20,998,000; Original Acquisition Date: 05/12/2021)	20,998,000	19,380,104

	PRINCIPAL AMOUNT	VALUE
Windstorm - 21.5% (continued)
Everglades Re II 2021-1 Class B (T-Bill 3 Month + 6.320%), 05/14/2024 (b)(c)(d)(e) (Cost: $28,071,000; Original Acquisition Date: 05/12/2021)	$28,071,000	$24,155,096
Everglades Re II 2021-2 Class A (T-Bill 3 Month + 5.900%), 05/14/2024 (b)(c)(d)(e)(f) (Cost: $24,755,000; Original Acquisition Date: 05/12/2021)	24,755,000	22,754,796
Everglades Re II 2022-1 Class A (T-Bill 3 Month + 7.750%), 05/19/2025 (b)(c)(d)(e) (Cost: $14,367,000; Original Acquisition Date: 05/19/2022)	14,367,000	13,366,338
First Coast Re 2019-1 Class A (T-Bill 3 Month + 5.660%), 06/07/2023 (b)(c)(d)(e) (Cost: $494,000; Original Acquisition Date: 05/16/2019)	494,000	487,751
First Coast Re III 2021-1 Class A (T-Bill 3 Month + 6.180%), 04/07/2025 (b)(c)(d)(e) (Cost: $3,094,000; Original Acquisition Date: 03/04/2021)	3,094,000	2,760,312
First Coast Re IV 2023-1 Class A (T-Bill 3 Month + 9.000%), 04/07/2030 (b)(c)(d)(e) (Cost: $2,000,000; Original Acquisition Date: 03/24/2023)	2,000,000	1,997,000
Frontline 2018-1 Class A (T-Bill 3 Month + 0.100%), 07/06/2026 (b)(c)(d)(e)(g) (Cost: $800,000; Original Acquisition Date: 06/12/2018)	800,000	534,800
Gateway Re 2022-1 Class A (T-Bill 3 Month + 8.500%), 05/12/2025 (b)(c)(d)(e) (Cost: $8,399,000; Original Acquisition Date: 04/22/2022)	8,399,000	7,925,716
Gateway Re 2023-1 Class A (T-Bill 3 Month + 13.000%), 02/24/2026 (b)(c)(d)(e)(f) (Cost: $14,398,000; Original Acquisition Date: 02/03/2023)	14,398,000	14,603,891
Gateway Re 2023-1 Class B (T-Bill 3 Month + 20.000%), 02/24/2026 (b)(c)(d)(e) (Cost: $3,113,000; Original Acquisition Date: 02/03/2023)	3,113,000	3,068,173
Gateway Re II 2023-1 Class A (T-Bill 3 Month + 9.500%), 04/27/2030 (b)(c)(d)(e) (Cost: $4,542,000; Original Acquisition Date: 04/13/2023)	4,542,000	4,539,729

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	VALUE
Windstorm - 21.5% (continued)
Hestia Re 2022-1 Class A (T-Bill 3 Month + 9.500%), 04/22/2025 (b)(c)(d)(e)(f) (Cost: $8,841,000; Original Acquisition Date: 04/04/2022)	$8,841,000	$7,104,628
Hestia Re 2023-1 Class A (T-Bill 3 Month + 9.750%), 04/07/2026 (b)(c)(d)(e) (Cost: $2,250,000; Original Acquisition Date: 03/16/2023)	2,250,000	2,249,888
Integrity Re 2020-1 Class A (3 Month Libor USD + 7.530%), 04/12/2028 (b)(c)(d)(e)(g) (Cost: $6,798,000; Original Acquisition Date: 03/18/2020)	6,798,000	3,908,850
Integrity Re 2022-1 Class A (T-Bill 3 Month + 7.000%), 06/06/2025 (b)(c)(d)(e)(h)(f) (Cost: $5,968,000; Original Acquisition Date: 05/09/2022)	5,968,000	5,072,800
Integrity Re 2023-1 Class A (T-Bill 3 Month + 12.000%), 06/06/2025 (b)(c)(d)(e) (Cost: $5,139,000; Original Acquisition Date: 03/23/2023)	5,139,000	5,128,208
Lightning Re 2023-1 Class A (T-Bill 3 Month + 11.000%), 03/31/2030 (b)(c)(d)(e) (Cost: $16,202,000; Original Acquisition Date: 03/20/2023)	16,202,000	16,403,715
Merna Re II 2021-2 Class A (T-Bill 3 Month + 5.500%), 07/08/2024 (b)(c)(d)(e) (Cost: $11,936,000; Original Acquisition Date: 06/08/2021)	11,936,000	10,145,600
Pelican IV Re 2021-1 Class A (T-Bill 3 Month + 2.250%), 05/07/2027 (b)(c)(d)(e)(g) (Cost: $2,431,000; Original Acquisition Date: 04/29/2021)	2,431,000	122
Pelican IV Re 2021-1 Class B (T-Bill 3 Month + 5.355%), 05/07/2027 (b)(c)(d)(e)(g) (Cost: $2,873,000; Original Acquisition Date: 04/29/2021)	2,873,000	144
Purple Re 2023-1 Class A (T-Bill 3 Month + 12.250%), 04/24/2030 (b)(c)(d)(e) (Cost: $7,109,000; Original Acquisition Date: 04/06/2023)	7,109,000	7,105,446

		357,716,897

		1,095,140,633

TOTAL EVENT LINKED BONDS (Cost $1,466,603,182)		1,365,005,634

	PRINCIPAL AMOUNT	VALUE
QUOTA SHARES AND OTHER REINSURANCE RELATED SECURITIES - 16.2%
PARTICIPATION NOTES - 4.9%
Global - 4.9%
Multiperil - 4.9%
Eden Re II 2020-1 Class A 03/22/2024 (b)(d)(e)(g)(i)(j) (Cost: $1,275,000; Original Acquisition Date: 12/16/2019)	$1,275,000	$443,006
Eden Re II 2020-1 Class B 03/22/2024 (b)(d)(e)(g)(i)(j) (Cost: $2,041,181; Original Acquisition Date: 12/26/2019)	2,041,181	493,252
Eden Re II 2021-1 Class A 03/21/2025 (b)(d)(e)(g)(i)(j) (Cost: $2,263,956; Original Acquisition Date: 12/14/2020)	2,263,956	1,061,686
Eden Re II 2021-1 Class B 03/21/2025 (b)(d)(e)(g)(i)(j) (Cost: $2,479,275; Original Acquisition Date: 12/21/2020)	2,479,275	1,146,921
Eden Re II 2022-1 Class A 03/20/2026 (b)(d)(e)(g)(i)(j) (Cost: $3,112,000; Original Acquisition Date: 12/14/2021)	3,112,000	1,809,111
Eden Re II 2022-1 Class B 03/20/2026 (b)(d)(e)(g)(i)(j) (Cost: $7,232,000; Original Acquisition Date: 12/17/2021)	7,232,000	4,386,165
Eden Re II 2023-1 Class B 03/19/2027 (b)(d)(e)(g)(i)(j) (Cost: $41,377,000; Original Acquisition Date: 12/22/2022)	41,377,000	43,910,454
Limestone Re 2019-2 A 10/01/2023 (b)(d)(e)(g)(i) (Cost: $25,287; Original Acquisition Date: 06/25/2019)	25,287	—
Limestone Re 2019-2 B 10/01/2023 (b)(d)(e)(g)(i) (Cost: $62,298; Original Acquisition Date: 06/25/2019)	62,298	—
Limestone Re 2020-1 B 03/01/2024 (b)(d)(e)(g)(i) (Cost: $0; Original Acquisition Date: 12/27/2019)	—	—
Phoenix 2 Re Pte. Ltd. 2022-1 Class A 01/04/2028 (b)(d)(e)(g)(j) (Cost: $750,000; Original Acquisition Date: 12/21/2021)	750,000	925,062
Phoenix Re Pte. Ltd. 2022-1 Class B 01/04/2028 (b)(d)(e)(g)(j) (Cost: $2,250,000; Original Acquisition Date: 12/21/2021)	2,250,000	2,341,345
Sector Re V Series 2021-Dec Class GL-R (T-Bill 3 Month + 0.000%), 12/01/2026 (b)(e)(g)(j) (Cost: $80,000; Original Acquisition Date: 12/09/2021)	80,000	374,979

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	VALUE
Multiperil - 4.9% (continued)
Sector Re V Series 2022-Apr Class GL-R 03/01/2027 (b)(e)(g)(i)(j) (Cost: $8,948; Original Acquisition Date: 04/28/2022)	$8,948	$1,032,768
Sector Re V Series 2022-Apr Class US-R 03/01/2027 (b)(e)(g)(i)(j) (Cost: $117,039; Original Acquisition Date: 04/28/2022)	117,039	506,929
Sector Re V Series 2022-Dec Class GL-R 12/01/2027 (b)(e)(g)(j) (Cost: $3,466,000; Original Acquisition Date: 12/22/2022)	3,466,000	3,723,474
Sector Re V Series 2023-Apr Class GL-R 03/01/2028 (b)(e)(g)(i)(j) (Cost: $16,163,864; Original Acquisition Date: 04/25/2023)	16,163,864	16,163,864
Sector Re V Series 9 Class A 03/01/2024 (b)(e)(g) (Cost: $2,461,172; Original Acquisition Date: 04/24/2019)	2,461,172	1,825,500
Sector Re V Series 9 Class B 03/01/2024 (b)(e)(g) (Cost: $875,850; Original Acquisition Date: 04/24/2019)	875,850	649,636
Sector Re V Series 9 Class G 03/01/2024 (b)(e)(g) (Cost: $18,7892; Original Acquisition Date: 04/24/2019)	18,782	449,484

TOTAL PARTICIPATION NOTES (Cost $86,059,652)		81,243,636

	SHARES	VALUE
PREFERENCE SHARES - 11.3%
Global - 11.3%
Multiperil - 11.3%
Arenal (Artex Segregated Account Company) (b)(e)(g)(i)(j) (Cost: $6,272,301; Original Acquisition Date: 05/07/2015)	18,011	3,173,325
Hatteras (Artex Segregated Account Company) (b)(e)(g)(i)(j) (Cost: $30,502,685; Original Acquisition Date: 12/30/2014)	37,256	22,101,201
Hudson Charles 2 (Mt. Logan Re) (b)(e)(g)(j) (Cost: $11,534,500; Original Acquisition Date: 04/02/2014)	11,535	10,561,979
Hudson Charles 3 (Mt. Logan Re) (b)(e)(g)(j) (Cost: $15,350,000; Original Acquisition Date: 06/19/2014)	15,350	13,733,294

	SHARES	VALUE
Multiperil - 11.3% (continued)
Labrador (Horseshoe Re) (b)(e)(g)(i)(j) (Cost: $34,121,000; Original Acquisition Date: 07/22/2022)	$34,121	$35,993,331
Lyndhurst (Horseshoe Re) (b)(e)(g)(i)(j) (Cost: $20,234,666; Original Acquisition Date: 12/31/2020)	27,200	11,868,268
Madison (Artex Segregated Account Company) (b)(e)(g)(i)(j) (Cost: $1,258,914; Original Acquisition Date: 02/03/2020)	5,011	835,745
Peregrine HYR (b)(e)(g)(i)(j) (Cost: $18,022,873; Original Acquisition Date: 12/21/2020)	1,800,000	18,277,461
Rondout (Artex Segregated Account Company) (b)(e)(g)(i)(j) (Cost: $57,550,623; Original Acquisition Date: 05/29/2015)	97,537	71,331,064
Yoho (Artex Segregated Account Company) (b)(e)(g)(i)(j) (Cost: $3,469,282; Original Acquisition Date: 05/17/2016)	39,886	1,295,619

TOTAL PREFERENCE SHARES (Cost $198,316,844)		189,171,287

TOTAL QUOTA SHARES AND OTHER REINSURANCE-RELATED SECURITIES (Cost $284,376,497)		270,414,923

SHORT-TERM INVESTMENTS - 2.3%
Money Market Fund - 2.3%
Fidelity Investments Money Market Funds - Government Portfolio - 4.73% (k)	19,529,405	19,529,405
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 4.78% (k)	19,529,404	19,529,404

TOTAL SHORT-TERM INVESTMENTS (Cost $39,058,809)		39,058,809

TOTAL INVESTMENTS (Cost $1,790,038,487) - 100.5%		1,674,479,366

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%		(8,361,889)

TOTAL NET ASSETS - 100.0%		$1,666,117,477

Principal amounts stated in U.S. dollars unless otherwise stated.
Country shown is geographic area of peril risk.
Percentages are stated as a percent of net assets.
(a)	Rounds to zero.
(b)

Foreign issued security. Total foreign securities by country of domicile are $1,635,420,557. Foreign concentration is as follows: Bermuda: 81.0%, Cayman Islands: 6.1%, Singapore: 5.6%, Ireland: 2.1%, Supranational: 2.7%, Great Britain: 0.4%, and Hong Kong: 0.3%.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

(c)

Variable rate security. Reference rates as of April 30, 2023 are as follows: Secured Overnight Financing Rate (SOFR) 4.81%, 3 Month Euribor 3.27%, T-Bill 3 Month 5.06% and 3 Month Libor 5.34%. Actual reference rates may vary based on the reset date of the security.

(d)

Although security is restricted as to resale, the Fund’s Adviser has determined this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at April 30, 2023 was $1,421,522,636, which represented 85.3% of net assets.

(e)	Security is restricted as to resale.
(f)	All or a portion of the security is pledged as collateral for the Fund’s financing facility.
(g)	Value determined using significant unobservable inputs.
(h)	All or a portion of the security is pledged as collateral for the Fund’s reverse repurchase agreements.
(i)

Security is fair valued by the Adviser Valuation Committee using an insurance industry model pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities is $235,830,170, which represents 14.2% of net assets.

(j)	Non-income producing security.
(k)	Rate shown is the 7-day effective yield.

Reverse Repurchase Agreements

DESCRIPTION	PRINCIPAL VALUE	AMORTIZED COST
REVERSE REPURCHASE AGREEMENTS SOLD
Repurchase Agreement with JP Morgan Chase Securities, Inc., dated 4/28/2023, 6.20%, collateralized by $13,222,036 Event Linked Bonds, due 5/30/2023	$5,000,000	$5,000,000

TOTAL REVERSE REPURCHASE AGREEMENTS SOLD (Premiums Received $5,000,000)	$5,000,000	$5,000,000

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
ASSET-BACKED SECURITIES - 7.6%
United States - 7.6%
ACHV ABS TR 2023-2PL 2023-2PL D (a)(b)(c)	4/8/2023	$930,000	$929,900	$929,900
AMSR TR 2022-SFR3 Trust (a)(b)(d)	8/11/2022	2,000,000	1,720,219	1,795,365
AMSR TR 2023-SFR1 Trust (a)(b)(d)	2/22/2023	2,000,000	1,583,850	1,575,686
Firstkey Homes 2021-SFR1 Trust (a)(b)(d)	12/15/2022	2,000,000	1,707,468	1,758,113
Freed ABS Trust 2022-3FP (a)(b)(c)	6/28/2022	550,000	549,929	556,715
Freed ABS Trust 2022-4FP (a)(b)(c)	10/21/2022	2,270,000	2,216,168	2,225,849
Home Part America 2021-2 Trust (a)(b)(d)	1/12/2023	2,417,996	2,080,947	2,061,285
Lendingpoint Asset Securitization Trust 2022-C (a)(b)(c)	9/23/2022	3,000,000	2,892,887	2,954,384
Marlette FDG TR 2022-2 (a)(b)(c)	6/28/2022	1,000,000	984,948	998,388
Progress Re 2021-SFR1 (a)(b)(d)	2/11/2021	1,750,000	1,749,957	1,547,455
Progress Re 2021-SFR2 (a)(b)(d)	4/7/2021	3,000,000	2,999,930	2,641,274
Progress Re 2022-SFR3 (a)(b)(d)	4/5/2022	3,000,000	2,917,628	2,864,889
Progress Re 2022-SFR5 (a)(b)(d)	6/10/2022	1,000,000	993,767	995,981
Progress Re 2021-SFR10 (a)(b)(d)	11/19/2021	4,990,930	4,990,803	4,110,052
Upgrade MSTR CR PT TR 2021-ST3 (a)(b)(c)	5/27/2021	1,419,000	453,572	123,567
Upstart Pass-Through 2021-ST3 (a)(b)(c)	4/8/2021	2,850,000	895,301	752,017
Upstart Pass-Through 2021-ST4 (a)(b)(c)	5/13/2021	3,060,000	1,101,872	915,160
Upstart Pass-Through 2021-ST5 (a)(b)(c)	6/3/2021	1,000,000	509,190	293,884
Upstart Securitization 2022-1 (a)(b)(c)	4/1/2022	4,200,000	4,061,121	3,772,500
Upstart Securitization 2022-2 (a)(b)(c)	5/26/2022	3,150,000	3,133,513	3,051,859
Upstart Securitization 2022-3 (a)(b)(c)	6/29/2022	3,600,000	3,529,864	3,474,454
Upstart Securitization 2022-4 (a)(b)(c)	8/16/2022	1,214,000	1,213,697	1,178,275
Upstart Structured Pass Through Trust 2022-4A (a)(b)(c)	10/17/2022	500,000	478,023	471,267

TOTAL ASSET-BACKED SECURITIES (Cost $43,694,554)				41,048,319

			PRINCIPAL AMOUNT	VALUE
EVENT LINKED BONDS - 32.0%
Chile - 0.4%
Earthquake - 0.4%
IBRD CAR 131 (SOFR + 4.750%), 03/31/2026 (e)(f)(g)(h) (Cost: $1,990,617; Original Acquisition Date: 04/21/2023)			1,968,000	1,991,124

Global - 4.0%
Multiperil - 4.0%
2001 Cat Re 2020-1 Class A (T-Bill 3 Month + 12.660%), 01/08/2024 (e)(f)(g)(h) (Cost: $638,942; Original Acquisition Date: 04/21/2023)			666,000	638,261
3264 Re 2022-1 Class A (T-Bill 3 Month + 19.000%), 01/08/2025 (e)(f)(g)(h) (Cost: $854,334; Original Acquisition Date: 04/21/2023)			1,043,000	834,557
Atlas Capital 2020 DAC 2020-1 (T-Bill 3 Month + 8.300%), 06/10/2024 (e)(f)(g)(h) (Cost: $883,136; Original Acquisition Date: 04/21/2023)			911,000	882,668
Atlas Capital 2022 DAC 2022-1 Class A (SOFR + 9.500%), 06/06/2025 (e)(f)(g)(h) (Cost: $2,088,393; Original Acquisition Date: 04/21/2023)			2,202,000	2,087,826
Atlas Capital UK 2019 PLC 2019-1 (3 Month Libor USD + 11.600%), 06/07/2023 (e)(f)(g)(h) (Cost: $511,091; Original Acquisition Date: 04/21/2023)			514,000	510,967
Claveau Re 2021-1 Class A (T-Bill 3 Month + 17.250%), 07/08/2025 (e)(f)(g)(h)(i) (Cost: $712,196; Original Acquisition Date: 04/21/2023)			1,159,000	637,450
Herbie Re 2021-1 Class A (T-Bill 3 Month + 17.250%), 06/06/2025 (e)(f)(g)(h) (Cost: $450,844; Original Acquisition Date: 04/21/2023)			666,000	432,900
Hypatia Ltd. 2020-1 Class A (T-Bill 3 Month + 7.325%), 06/07/2023 (e)(f)(g)(h) (Cost: $435,505; Original Acquisition Date: 04/21/2023)			436,000	435,673
Hypatia Ltd. 2020-1 Class B (T-Bill 3 Month + 10.275%), 06/07/2023 (e)(f)(g)(h) (Cost: $656,753; Original Acquisition Date: 04/21/2023)			671,000	654,057

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PRINCIPAL AMOUNT	VALUE
Multiperil - 4.0% (continued)
Kendall Re 2021-1 Class A (T-Bill 3 Month + 4.000%), 05/02/2024 (e)(f)(g)(h) (Cost: $1,442,503; Original Acquisition Date: 04/21/2023)	$1,535,000	$1,440,981
Kendall Re 2021-1 Class B (T-Bill 3 Month + 6.240%), 05/02/2024 (e)(f)(g)(h) (Cost: $918,962; Original Acquisition Date: 04/21/2023)	985,000	922,797
Kilimanjaro III Re 2021-1 Class A-1 (T-Bill 3 Month + 12.360%), 04/21/2025 (e)(f)(g)(h) (Cost: $793,936; Original Acquisition Date: 04/21/2023)	956,000	792,715
Kilimanjaro III Re 2021-1 Class C-1 (T-Bill 3 Month + 4.560%), 04/21/2025 (e)(f)(g)(h) (Cost: $659,175; Original Acquisition Date: 04/21/2023)	724,000	658,840
Kilimanjaro III Re 2021-2 Class A-2 (T-Bill 3 Month + 12.360%), 04/20/2026 (e)(f)(g)(h) (Cost: $601,036; Original Acquisition Date: 04/21/2023)	782,000	600,263
Kilimanjaro III Re 2021-2 Class B-2 (T-Bill 3 Month + 4.860%), 04/20/2026 (e)(f)(g)(h) (Cost: $303,115; Original Acquisition Date: 04/21/2023)	348,000	302,969
Kilimanjaro III Re 2021-2 Class C-2 (T-Bill 3 Month + 4.560%), 04/20/2026 (e)(f)(g)(h) (Cost: $279,333; Original Acquisition Date: 04/21/2023)	319,000	279,221
Kilimanjaro III Re 2022-1 Class A (T-Bill 3 Month + 5.250%), 06/25/2025 (e)(f)(g)(h) (Cost: $932,226; Original Acquisition Date: 04/21/2023)	985,000	932,056
Matterhorn Re Ltd 2020-2 Class A (T-Bill 3 Month + 5.000%), 01/08/2024 (e)(f)(g)(h) (Cost: $861,943; Original Acquisition Date: 04/21/2023)	892,000	861,137
Matterhorn Re Ltd SR2021-1 Class A (SOFR + 5.750%), 12/08/2025 (e)(f)(g)(h) (Cost: $1,103,527; Original Acquisition Date: 04/21/2023)	1,244,000	1,102,682
Matterhorn Re Ltd SR2022-1 Class A (SOFR + 5.250%), 03/24/2025 (e)(f)(g)(h) (Cost: $425,082; Original Acquisition Date: 04/21/2023)	464,000	424,746
Matterhorn Re Ltd SR2022-1 Class B (SOFR + 7.750%), 03/24/2025 (e)(f)(g)(h) (Cost: $424,888; Original Acquisition Date: 04/21/2023)	464,000	424,560
Montoya Re 2022-1 Class A (T-Bill 3 Month + 6.750%), 04/07/2029 (e)(f)(g)(h) (Cost: $1,084,092; Original Acquisition Date: 04/21/2023)	1,121,000	1,089,220
Northshore Re II 2019-1 Class A (T-Bill 3 Month + 8.125%), 07/07/2023 (e)(f)(g)(h) (Cost: $1,620,071; Original Acquisition Date: 04/21/2023)	1,633,000	1,618,956
Sakura Re 2021-1 Class A (T-Bill 3 Month + 2.250%), 04/07/2025 (e)(f)(g)(h) (Cost: $695,949; Original Acquisition Date: 04/21/2023)	724,000	695,728
Sakura Re 2021-1 Class B (T-Bill 3 Month + 4.160%), 04/07/2025 (e)(f)(g)(h) (Cost: $1,135,607; Original Acquisition Date: 04/21/2023)	1,188,000	1,136,857
Vista Re 2021-1 Class A (T-Bill 3 Month + 6.360%), 05/21/2024 (e)(f)(g)(h) (Cost: $1,629,832; Original Acquisition Date: 04/21/2023)	1,738,000	1,635,979

		22,034,066

Jamaica - 0.3%
Windstorm - 0.3%
IBRD CAR 130 (SOFR + 4.400%), 12/29/2023 (e)(f)(g)(h) (Cost: $1,826,771; Original Acquisition Date: 04/21/2023)	1,854,000	1,826,097

Japan - 0.9%
Earthquake - 0.8%
Nakama Re 2023-1 Class 2 (SOFR + 4.000%), 05/09/2028 (e)(f)(g)(h) (Cost: $667,000; Original Acquisition Date: 04/14/2023)	667,000	666,933
Nakama Re Pte. 2021-1 Class 1 (T-Bill 3 Month + 2.050%), 10/13/2026 (e)(f)(g)(h) (Cost: $2,520,217; Original Acquisition Date: 04/21/2023)	2,549,000	2,519,687
Nakama Re Pte. 2021-1 Class 2 (T-Bill 3 Month + 2.750%), 10/13/2026 (e)(f)(g)(h) (Cost: $1,134,206; Original Acquisition Date: 04/21/2023)	1,188,000	1,134,243

		4,320,863

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PRINCIPAL AMOUNT	VALUE
Typhoon - 0.1%
Black Kite Re 2022-1 Class A (T-Bill 3 Month + 6.900%), 06/09/2025 (e)(f)(g)(h) (Cost: $607,307; Original Acquisition Date: 04/21/2023)	$637,000	$607,157

		4,928,020

Mexico - 0.4%
Earthquake - 0.2%
IBRD CAR 125 Class A (3 Month Libor USD + 3.500%), 03/13/2024 (e)(f)(g)(h) (Cost: $807,629; Original Acquisition Date: 04/21/2023)	812,000	807,615
IBRD CAR 126 Class B (3 Month Libor USD + 9.000%), 03/13/2024 (e)(f)(g)(h) (Cost: $354,264; Original Acquisition Date: 04/21/2023)	361,000	354,177

		1,161,792

Windstorm - 0.2%
IBRD CAR 127 Class C (3 Month Libor USD + 10.000%), 03/13/2024 (e)(f)(g)(h) (Cost: $851,969; Original Acquisition Date: 04/21/2023)	872,000	848,282

		2,010,074

United States - 26.0%
Earthquake - 4.7%
Acorn Re 2021-1 Class A (T-Bill 3 Month + 2.500%), 11/07/2024 (e)(f)(g)(h) (Cost: $2,024,948; Original Acquisition Date: 04/21/2023)	2,119,000	2,024,493
Herbie Re 2022-1 Class A (T-Bill 3 Month + 12.500%), 01/08/2031 (e)(f)(g)(h) (Cost: $309,139; Original Acquisition Date: 04/21/2023)	302,000	309,172
Logistics Re 2021-1 Class A (T-Bill 3 Month + 3.880%), 12/20/2024 (e)(f)(g)(h) (Cost: $474,147; Original Acquisition Date: 04/21/2023)	493,000	474,069
Merna Re II 2021-1 Class A (T-Bill 3 Month + 3.930%), 04/05/2024 (e)(f)(g)(h) (Cost: $405,166; Original Acquisition Date: 04/21/2023)	406,000	405,147
Merna Re II 2022-1 Class A (T-Bill 3 Month + 3.750%), 04/07/2025 (e)(f)(g)(h) (Cost: $1,144,534; Original Acquisition Date: 04/21/2023)	1,159,000	1,144,512
Phoenician Re 2020-1 Class A (T-Bill 3 Month + 3.016%), 12/14/2023 (e)(f)(g)(h) (Cost: $571,303; Original Acquisition Date: 04/21/2023)	579,000	571,618
Phoenician Re 2020-2 Class A (T-Bill 3 Month + 2.924%), 12/14/2023 (e)(f)(g)(h) (Cost: $343,306; Original Acquisition Date: 04/21/2023)	348,000	343,441
Phoenician Re 2021-1 Class A (T-Bill 3 Month + 2.898%), 12/14/2028 (e)(f)(g)(h) (Cost: $766,814; Original Acquisition Date: 04/21/2023)	801,000	768,439
Sierra 2021-1 Class A (T-Bill 3 Month + 2.700%), 01/31/2024 (e)(f)(g)(h) (Cost: $458,582; Original Acquisition Date: 04/21/2023)	470,000	459,096
Sutter Re 2020-1 Class A (T-Bill 3 Month + 5.000%), 05/23/2023 (e)(f)(g)(h) (Cost: $926,796; Original Acquisition Date: 04/21/2023)	927,000	926,954
Sutter Re 2020-1 Class F (T-Bill 3 Month + 8.500%), 05/23/2023 (e)(f)(g)(h) (Cost: $453,575; Original Acquisition Date: 04/21/2023)	454,000	453,614
Torrey Pines Re 2021-1 Class A (T-Bill 3 Month + 3.920%), 06/07/2024 (e)(f)(g)(h) (Cost: $1,263,586; Original Acquisition Date: 04/21/2023)	1,298,000	1,263,343
Torrey Pines Re 2021-1 Class B (T-Bill 3 Month + 4.770%), 06/07/2024 (e)(f)(g)(h) (Cost: $1,425,063; Original Acquisition Date: 04/21/2023)	1,478,000	1,424,718
Torrey Pines Re 2022-1 Class A (T-Bill 3 Month + 5.000%), 06/06/2025 (e)(f)(g)(h) (Cost: $2,269,726; Original Acquisition Date: 04/21/2023)	2,318,000	2,259,471

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PRINCIPAL AMOUNT	VALUE
Earthquake - 4.7% (continued)
Torrey Pines Re 2022-1 Class B (T-Bill 3 Month + 8.250%), 06/06/2025 (e)(f)(g)(h) (Cost: $1,477,798; Original Acquisition Date: 04/21/2023)	$1,564,000	$1,477,433
Ursa Re 2023-1 Class AA (T-Bill 3 Month + 5.500%), 12/06/2025 (e)(f)(g)(h) (Cost: $1,144,938; Original Acquisition Date: 04/12/2023)	1,145,000	1,144,428
Ursa Re 2023-1 Class C (T-Bill 3 Month + 8.250%), 12/06/2025 (e)(f)(g)(h) (Cost: $615,967; Original Acquisition Date: 04/12/2023)	616,000	615,692
Ursa Re II 2020-1 Class AA (T-Bill 3 Month + 3.940%), 12/07/2023 (e)(f)(g)(h) (Cost: $2,442,331; Original Acquisition Date: 04/21/2023)	2,459,000	2,442,033
Ursa Re II 2020-1 Class D (T-Bill 3 Month + 6.310%), 12/07/2023 (e)(f)(g)(h) (Cost: $2,778,145; Original Acquisition Date: 04/21/2023)	2,793,000	2,777,918
Ursa Re II 2021-1 Class F (T-Bill 3 Month + 6.190%), 12/06/2024 (e)(f)(g)(h) (Cost: $1,045,659; Original Acquisition Date: 04/21/2023)	1,130,000	1,045,250
Ursa Re II 2022-1 Class A (T-Bill 3 Month + 5.000%), 06/16/2025 (e)(f)(g)(h) (Cost: $1,431,689; Original Acquisition Date: 04/21/2023)	1,478,000	1,431,517
Ursa Re II 2022-1 Class E (T-Bill 3 Month + 7.750%), 06/16/2025 (e)(f)(g)(h) (Cost: $383,569; Original Acquisition Date: 04/21/2023)	406,000	383,467
Veraison Re 2023-1 Class A (T-Bill 3 Month + 6.500%), 03/10/2031 (e)(f)(g)(h) (Cost: $642,766; Original Acquisition Date: 04/21/2023)	636,000	644,618
Veraison Re 2023-1 Class B (T-Bill 3 Month + 12.000%), 03/09/2026 (e)(f)(g)(h) (Cost: $624,376; Original Acquisition Date: 04/21/2023)	611,000	624,625

		25,415,068

Fire - 0.4%
Power Protective Re 2020-1 Class A (T-Bill 3 Month + 10.750%), 12/15/2023 (e)(f)(g)(h) (Cost: $447,284; Original Acquisition Date: 04/21/2023)	464,000	447,041
Power Protective Re 2021-1 Class A (T-Bill 3 Month + 15.000%), 10/09/2024 (e)(f)(g)(h) (Cost: $310,830; Original Acquisition Date: 04/21/2023)	319,000	310,770
SD Re 2021-1 Class A (T-Bill 3 Month + 8.750%), 11/19/2024 (e)(f)(g)(h) (Cost: $304,278; Original Acquisition Date: 04/21/2023)	319,000	304,214
SD Re 2021-1 Class B (T-Bill 3 Month + 9.250%), 11/19/2024 (e)(f)(g)(h) (Cost: $864,953; Original Acquisition Date: 04/21/2023)	898,000	864,819

		1,926,844

Flood - 1.6%
FloodSmart Re 2021-1 Class A (T-Bill 3 Month + 13.580%), 03/01/2024 (e)(f)(g)(h) (Cost: $2,678,215; Original Acquisition Date: 04/21/2023)	3,071,000	2,670,849
FloodSmart Re 2021-1 Class B (T-Bill 3 Month + 17.330%), 03/01/2024 (e)(f)(g)(h) (Cost: $692,863; Original Acquisition Date: 04/21/2023)	927,000	690,151
FloodSmart Re 2022-1 Class A (T-Bill 3 Month + 11.250%), 02/26/2029 (e)(f)(g)(h) (Cost: $2,359,996; Original Acquisition Date: 04/21/2023)	2,549,000	2,359,609
FloodSmart Re 2022-1 Class B (T-Bill 3 Month + 13.750%), 02/26/2029 (e)(f)(g)(h) (Cost: $776,099; Original Acquisition Date: 04/21/2023)	869,000	776,060
FloodSmart Re 2023-1 Class A (T-Bill 3 Month + 16.250%), 03/11/2030 (e)(f)(g)(h) (Cost: $1,967,932; Original Acquisition Date: 04/21/2023)	1,970,000	1,968,129
FloodSmart Re 2023-1 Class B (T-Bill 3 Month + 21.500%), 03/11/2030 (e)(f)(g)(h) (Cost: $463,420; Original Acquisition Date: 04/21/2023)	464,000	463,443

		8,928,241

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PRINCIPAL AMOUNT	VALUE
Mortality/Longevity/Disease - 0.6%
Vita Capital VI 2021-1 Class B (SOFR + 3.124%), 01/08/2026 (e)(f)(g)(h) (Cost: $1,256,493; Original Acquisition Date: 04/21/2023)	$1,304,000	$1,256,208
Vitality Re XI Limited 2020 Class B (T-Bill 3 Month + 1.800%), 01/09/2024 (e)(f)(g)(h) (Cost: $427,080; Original Acquisition Date: 04/21/2023)	435,000	426,974
Vitality Re XII 2021 Class A (T-Bill 3 Month + 2.250%), 01/07/2025 (e)(f)(g)(h) (Cost: $899,930; Original Acquisition Date: 04/21/2023)	920,000	899,852
Vitality Re XII 2021 Class B (T-Bill 3 Month + 2.750%), 01/07/2025 (e)(f)(g)(h) (Cost: $338,376; Original Acquisition Date: 04/21/2023)	348,000	338,343
Vitality Re XIII 2022 Class A (T-Bill 3 Month + 2.000%), 01/06/2026 (e)(f)(g)(h) (Cost: $490,390; Original Acquisition Date: 04/21/2023)	509,000	490,320

		3,411,697

Multiperil - 9.5%
Bonanza Re 2020-1 Class A (T-Bill 3 Month + 4.870%), 02/20/2024 (e)(f)(g)(h) (Cost: $1,133,653; Original Acquisition Date: 04/21/2023)	1,307,000	1,124,935
Bonanza Re 2023-1 Class B (T-Bill 3 Month + 0.000%), 01/08/2024 (f)(g)(h) (Cost: $254,354; Original Acquisition Date: 04/21/2023)	305,000	253,668
Bowline Re 2022-1 Class A (T-Bill 3 Month + 6.350%), 05/23/2029 (e)(f)(g)(h) (Cost: $324,041; Original Acquisition Date: 04/21/2023)	348,000	324,040
Bowline Re 2022-1 Class B (T-Bill 3 Month + 17.000%), 05/23/2029 (e)(f)(g)(h) (Cost: $298,734; Original Acquisition Date: 04/21/2023)	319,000	301,280
Caelus Re 2018-1 Class C (T-Bill 3 Month + 0.100%), 06/09/2025 (e)(f)(g)(h)(i) (Cost: $1,686; Original Acquisition Date: 04/21/2023)	322,000	1,626
Caelus Re 2020-1 Class A-1 (T-Bill 3 Month + 5.380%), 06/07/2023 (e)(f)(g)(h) (Cost: $789,775; Original Acquisition Date: 04/21/2023)	796,000	789,234
Caelus Re 2020-1 Class B-1 (T-Bill 3 Month + 5.380%), 06/07/2024 (e)(f)(g)(h) (Cost: $445,512; Original Acquisition Date: 04/21/2023)	464,000	445,254
Easton Re 2020-1 Class A (T-Bill 3 Month + 4.530%), 01/08/2024 (e)(f)(g)(h) (Cost: $952,427; Original Acquisition Date: 04/21/2023)	980,000	951,727
Finca Re 2022-1 Class A (T-Bill 3 Month + 7.750%), 06/07/2029 (e)(f)(g)(h) (Cost: $393,511; Original Acquisition Date: 04/21/2023)	406,000	393,495
Four Lakes Re 2020-1 Class B (T-Bill 3 Month + 10.160%), 01/05/2024 (e)(f)(g)(h) (Cost: $391,106; Original Acquisition Date: 04/21/2023)	435,000	390,195
Four Lakes Re 2021-1 Class A (T-Bill 3 Month + 4.270%), 07/01/2025 (e)(f)(g)(h) (Cost: $376,955; Original Acquisition Date: 04/21/2023)	406,000	376,788
Galileo Re 2019-1 Class C (T-Bill 3 Month + 9.870%), 01/08/2024 (e)(f)(g)(h) (Cost: $331,313; Original Acquisition Date: 04/21/2023)	348,000	331,661
Herbie Re 2020-1 Class A (T-Bill 3 Month + 9.130%), 07/08/2024 (e)(f)(g)(h) (Cost: $739,942; Original Acquisition Date: 04/21/2023)	799,000	739,115
Herbie Re 2020-2 Class B (T-Bill 3 Month + 9.720%), 01/08/2025 (e)(f)(g)(h) (Cost: $428,599; Original Acquisition Date: 04/21/2023)	464,000	427,947
Hypatia Ltd. 2023-1 Class A (T-Bill 3 Month + 9.500%), 04/08/2026 (e)(f)(g)(h) (Cost: $361,801; Original Acquisition Date: 04/21/2023)	362,000	361,801
Kilimanjaro III Re 2019-1 Class A-1 (T-Bill 3 Month + 16.660%), 12/19/2023 (e)(f)(g)(h)(i) (Cost: $437,948; Original Acquisition Date: 04/21/2023)	782,000	430,100
Kilimanjaro III Re 2019-1 Class A-2 (T-Bill 3 Month + 16.660%), 12/19/2024 (e)(f)(g)(h)(i) (Cost: $712,481; Original Acquisition Date: 04/21/2023)	1,288,000	708,400
Kilimanjaro III Re 2019-1 Class B-1 (T-Bill 3 Month + 9.910%), 12/19/2023 (e)(f)(g)(h) (Cost: $1,406,061; Original Acquisition Date: 04/21/2023)	1,449,000	1,405,675
Kilimanjaro III Re 2019-1 Class B-2 (T-Bill 3 Month + 9.910%), 12/19/2024 (e)(f)(g)(h) (Cost: $1,013,114; Original Acquisition Date: 04/21/2023)	1,072,000	1,012,665

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PRINCIPAL AMOUNT	VALUE
Multiperil - 9.5% (continued)
Kilimanjaro Re 2018-2 Class A-2 (3 Month Libor USD + 13.610%), 05/05/2023 (e)(f)(g)(h) (Cost: $771,171; Original Acquisition Date: 04/21/2023)	$793,000	$733,128
Kilimanjaro Re 2018-2 Class B-2 (3 Month Libor USD + 4.940%), 05/05/2023 (e)(f)(g)(h) (Cost: $990,820; Original Acquisition Date: 04/21/2023)	991,000	990,504
Locke Tavern Re 2023-1 Class A (T-Bill 3 Month + 4.750%), 04/09/2030 (e)(f)(g)(h) (Cost: $674,438; Original Acquisition Date: 04/21/2023)	674,000	674,438
Long Point Re IV 2022-1 Class A (T-Bill 3 Month + 4.250%), 06/01/2026 (e)(f)(g)(h) (Cost: $3,913,011; Original Acquisition Date: 04/21/2023)	3,940,000	3,916,360
Matterhorn Re SR2022-2 Class C (SOFR + 9.025%), 06/07/2024 (e)(f)(g)(h) (Cost: $344,817; Original Acquisition Date: 04/21/2023)	348,000	344,764
Merna Re II 2022-2 Class A (T-Bill 3 Month + 7.500%), 07/09/2029 (e)(f)(g)(h) (Cost: $747,576; Original Acquisition Date: 04/21/2023)	869,000	747,340
Merna Re II 2023-1 Class A (T-Bill 3 Month + 7.750%), 07/07/2026 (e)(f)(g)(h) (Cost: $1,034,120; Original Acquisition Date: 04/21/2023)	1,035,000	1,033,603
Merna Re II 2023-2 Class A (T-Bill 3 Month + 10.250%), 07/07/2026 (e)(f)(g)(h) (Cost: $1,249,700; Original Acquisition Date: 04/21/2023)	1,242,000	1,249,452
MetroCat Re 2020-1 Class A (T-Bill 3 Month + 5.500%), 05/09/2023 (e)(f)(g)(h) (Cost: $711,110; Original Acquisition Date: 04/21/2023)	712,000	710,220
Mona Lisa Re 2021-1 Class A (T-Bill 3 Month + 7.000%), 07/08/2025 (e)(f)(g)(h) (Cost: $1,313,895; Original Acquisition Date: 04/21/2023)	1,478,000	1,318,007
Mystic Re IV 2021-1 Class A (T-Bill 3 Month + 9.750%), 01/08/2024 (e)(f)(g)(h) (Cost: $1,951,502; Original Acquisition Date: 04/21/2023)	2,044,000	1,962,853
Mystic Re IV 2021-2 Class A (T-Bill 3 Month + 6.130%), 01/08/2025 (e)(f)(g)(h) (Cost: $1,712,694; Original Acquisition Date: 04/21/2023)	1,883,000	1,711,270
Mystic Re IV 2023-1 Class A (T-Bill 3 Month + 9.250%), 01/08/2026 (e)(f)(g)(h) (Cost: $689,262; Original Acquisition Date: 04/21/2023)	687,000	689,267
Northshore Re II 2021-1 Class A (T-Bill 3 Month + 5.750%), 01/08/2024 (e)(f)(g)(h) (Cost: $851,656; Original Acquisition Date: 04/21/2023)	869,000	851,316
Residential Re 2020-II Class 4 (T-Bill 3 Month + 6.180%), 12/06/2024 (e)(f)(g)(h) (Cost: $544,270; Original Acquisition Date: 04/21/2023)	577,000	544,169
Residential Re 2021-I Class 11 (T-Bill 3 Month + 9.910%), 06/06/2025 (e)(f)(g)(h) (Cost: $923,193; Original Acquisition Date: 04/21/2023)	1,159,000	921,637
Residential Re 2021-I Class 12 (T-Bill 3 Month + 5.220%), 06/06/2025 (e)(f)(g)(h) (Cost: $594,581; Original Acquisition Date: 04/21/2023)	695,000	593,912
Residential Re 2021-I Class 13 (T-Bill 3 Month + 3.590%), 06/06/2025 (e)(f)(g)(h) (Cost: $611,705; Original Acquisition Date: 04/21/2023)	695,000	611,114
Residential Re 2021-I Class 14 (T-Bill 3 Month + 2.500%), 06/06/2025 (e)(f)(g)(h) (Cost: $817,702; Original Acquisition Date: 04/21/2023)	898,000	817,135
Residential Re 2022-I Class 11 (T-Bill 3 Month + 12.500%), 06/06/2030 (e)(f)(g)(h) (Cost: $329,311; Original Acquisition Date: 04/21/2023)	406,000	329,286
Residential Re 2022-I Class 12 (T-Bill 3 Month + 7.500%), 06/06/2029 (e)(f)(g)(h) (Cost: $484,320; Original Acquisition Date: 04/21/2023)	579,000	484,218
Residential Re 2022-I Class 13 (T-Bill 3 Month + 5.250%), 06/06/2030 (e)(f)(g)(h) (Cost: $1,212,368; Original Acquisition Date: 04/21/2023)	1,391,000	1,212,117
Residential Re 2022-I Class 14 (T-Bill 3 Month + 4.000%), 06/06/2026 (e)(f)(g)(h) (Cost: $1,580,150; Original Acquisition Date: 04/21/2023)	1,738,000	1,579,408

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PRINCIPAL AMOUNT	VALUE
Multiperil - 9.5% (continued)
Residential Re 2023-I Class 13 (T-Bill 3 Month + 10.500%), 06/06/2030 (e)(f)(g)(h) (Cost: $1,550,000; Original Acquisition Date: 04/28/2023)	$1,550,000	$1,550,000
Residential Re 2023-I Class 14 (T-Bill 3 Month + 6.500%), 06/06/2030 (e)(f)(g)(h) (Cost: $1,550,000; Original Acquisition Date: 04/28/2023)	1,550,000	1,550,000
Riverfront Re 2021 Class A (T-Bill 3 Month + 4.240%), 01/07/2025 (e)(f)(g)(h) (Cost: $1,276,668; Original Acquisition Date: 04/21/2023)	1,362,000	1,275,922
Riverfront Re 2021 Class B (T-Bill 3 Month + 6.500%), 01/07/2025 (e)(f)(g)(h) (Cost: $279,986; Original Acquisition Date: 04/21/2023)	319,000	279,651
Sakura Re 2022-1 Class A (T-Bill 3 Month + 13.500%), 01/06/2030 (e)(f)(g)(h) (Cost: $678,082; Original Acquisition Date: 04/21/2023)	685,000	681,507
Sanders Re II 2020-1 Class A (T-Bill 3 Month + 4.250%), 04/07/2024 (e)(f)(g)(h) (Cost: $551,519; Original Acquisition Date: 04/21/2023)	558,000	551,444
Sanders Re II 2021-1 Class A (T-Bill 3 Month + 3.250%), 04/07/2025 (e)(f)(g)(h) (Cost: $687,265; Original Acquisition Date: 04/21/2023)	724,000	687,112
Sanders Re II 2021-2 Class A (T-Bill 3 Month + 3.090%), 04/07/2025 (e)(f)(g)(h) (Cost: $443,746; Original Acquisition Date: 04/21/2023)	464,000	443,723
Sanders Re III 2022-1 Class A (T-Bill 3 Month + 3.500%), 04/09/2029 (e)(f)(g)(h) (Cost: $1,097,901; Original Acquisition Date: 04/21/2023)	1,159,000	1,098,210
Sanders Re III 2022-1 Class B (T-Bill 3 Month + 10.750%), 04/09/2029 (e)(f)(g)(h) (Cost: $731,078; Original Acquisition Date: 04/21/2023)	811,000	730,995
Sanders Re III 2022-2 Class A (T-Bill 3 Month + 6.500%), 06/07/2028 (e)(f)(g)(h) (Cost: $1,115,797; Original Acquisition Date: 04/21/2023)	1,188,000	1,115,948
Sanders Re III 2022-2 Class B (T-Bill 3 Month + 8.750%), 06/07/2028 (e)(f)(g)(h) (Cost: $724,931; Original Acquisition Date: 04/21/2023)	811,000	724,831
Sanders Re III 2022-3 Class A (T-Bill 3 Month + 6.250%), 04/08/2030 (e)(f)(g)(h) (Cost: $615,580; Original Acquisition Date: 04/21/2023)	604,000	615,869
Sanders Re III 2023-1 Class A (T-Bill 3 Month + 5.750%), 04/08/2030 (e)(f)(g)(h) (Cost: $416,494; Original Acquisition Date: 04/21/2023)	415,000	416,660
Sanders Re III 2023-1 Class B (T-Bill 3 Month + 15.500%), 04/08/2030 (e)(f)(g)(h) (Cost: $516,860; Original Acquisition Date: 04/21/2023)	518,000	516,860
Sussex Capital UK PCC 2020-1 (T-Bill 3 Month + 8.380%), 01/08/2025 (e)(f)(g)(h) (Cost: $1,580,259; Original Acquisition Date: 04/21/2023)	1,738,000	1,578,799
Titania Re 2021-1 Class A (T-Bill 3 Month + 5.030%), 06/21/2024 (e)(f)(g)(h) (Cost: $924,084; Original Acquisition Date: 04/21/2023)	985,000	924,620
Titania Re 2021-2 Class A (T-Bill 3 Month + 6.500%), 12/27/2024 (e)(f)(g)(h) (Cost: $468,361; Original Acquisition Date: 04/21/2023)	521,000	467,832
Topanga Re 2021-1 Class A (T-Bill 3 Month + 4.990%), 01/08/2026 (e)(f)(g)(h) (Cost: $712,314; Original Acquisition Date: 04/21/2023)	811,000	716,194
Topanga Re 2021-1 Class B (T-Bill 3 Month + 16.800%), 01/08/2024 (e)(f)(g)(h) (Cost: $311,635; Original Acquisition Date: 04/21/2023)	348,000	311,564
Vista Re 2022-1 Class A (T-Bill 3 Month + 14.500%), 05/21/2025 (e)(f)(g)(h) (Cost: $496,679; Original Acquisition Date: 04/21/2023)	521,000	500,499
Yosemite Re 2022-1 Class A (T-Bill 3 Month + 9.750%), 06/06/2025 (e)(f)(g)(h) (Cost: $558,390; Original Acquisition Date: 04/21/2023)	579,000	558,272

		52,091,636

Windstorm - 9.2%
Alamo Re 2020-1 Class A (T-Bill 3 Month + 5.520%), 06/08/2023 (e)(f)(g)(h) (Cost: $2,428,486; Original Acquisition Date: 04/21/2023)	2,425,000	2,429,122

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PRINCIPAL AMOUNT	VALUE
Windstorm - 9.2% (continued)
Alamo Re 2021-1 Class A (T-Bill 3 Month + 4.090%), 06/07/2024 (e)(f)(g)(h) (Cost: $4,177,977; Original Acquisition Date: 04/21/2023)	$4,292,000	$4,156,802
Alamo Re 2022-1 Class A (T-Bill 3 Month + 7.250%), 06/09/2025 (e)(f)(g)(h) (Cost: $1,212,192; Original Acquisition Date: 04/21/2023)	1,246,000	1,212,233
Alamo Re 2023-1 Class A (T-Bill 3 Month + 8.500%), 06/07/2026 (e)(f)(g)(h) (Cost: $4,667,748; Original Acquisition Date: 04/12/2023)	4,668,000	4,665,666
Astro Re 2021-1 Class A (T-Bill 3 Month + 8.750%), 07/08/2025 (e)(f)(g)(h) (Cost: $313,430; Original Acquisition Date: 04/21/2023)	417,000	312,750
Blue Halo Re 2020-1 Class A (T-Bill 3 Month + 13.250%), 06/28/2023 (e)(f)(g)(h) (Cost: $548,308; Original Acquisition Date: 04/21/2023)	566,000	545,681
Bonanza Re 2022-2 Class A (T-Bill 3 Month + 5.750%), 03/16/2025 (e)(f)(g)(h) (Cost: $429,768; Original Acquisition Date: 04/21/2023)	521,000	429,174
Cape Lookout Re 2021-1 Class A (T-Bill 3 Month + 3.220%), 03/22/2024 (e)(f)(g)(h) (Cost: $1,224,833; Original Acquisition Date: 04/21/2023)	1,275,000	1,225,275
Cape Lookout Re 2022-1 Class A (T-Bill 3 Month + 5.000%), 03/28/2025 (e)(f)(g)(h) (Cost: $2,860,842; Original Acquisition Date: 04/21/2023)	3,013,000	2,860,241
Cape Lookout Re 2023-1 Class A (T-Bill 3 Month + 6.500%), 04/28/2026 (e)(f)(g)(h) (Cost: $5,281,714; Original Acquisition Date: 04/14/2023)	5,282,000	5,279,359
Catahoula Re II 2022-1 Class A (T-Bill 3 Month + 9.500%), 06/16/2025 (e)(f)(g)(h) (Cost: $898,470; Original Acquisition Date: 04/21/2023)	985,000	903,343
Catahoula Re II 2022-1 Class B (T-Bill 3 Month + 13.000%), 06/16/2025 (e)(f)(g)(h) (Cost: $884,446; Original Acquisition Date: 04/21/2023)	927,000	884,034
Citrus Re 2022-1 Class A (T-Bill 3 Month + 5.100%), 06/07/2025 (e)(f)(g)(h) (Cost: $697,429; Original Acquisition Date: 04/21/2023)	724,000	703,837
Citrus Re 2023-1 Class A (T-Bill 3 Month + 6.750%), 06/07/2026 (e)(f)(g)(h)(i) (Cost: $828,000; Original Acquisition Date: 04/27/2023)	828,000	828,000
Citrus Re 2023-1 Class B (T-Bill 3 Month + 9.000%), 06/07/2026 (e)(f)(g)(h)(i) (Cost: $719,000; Original Acquisition Date: 04/27/2023)	719,000	719,000
Cosaint Re 2021-1 Class A (T-Bill 3 Month + 9.510%), 04/03/2024 (e)(f)(g)(h) (Cost: $569,526; Original Acquisition Date: 04/21/2023)	811,000	565,672
Everglades Re II 2021-1 Class A (T-Bill 3 Month + 5.660%), 05/14/2024 (e)(f)(g)(h) (Cost: $2,531,969; Original Acquisition Date: 04/21/2023)	2,752,000	2,539,958
Everglades Re II 2021-1 Class B (T-Bill 3 Month + 6.320%), 05/14/2024 (e)(f)(g)(h) (Cost: $3,158,378; Original Acquisition Date: 04/21/2023)	3,679,000	3,165,779
Everglades Re II 2021-2 Class A (T-Bill 3 Month + 5.900%), 05/14/2024 (e)(f)(g)(h) (Cost: $2,982,513; Original Acquisition Date: 04/21/2023)	3,245,000	2,982,804
Everglades Re II 2022-1 Class A (T-Bill 3 Month + 7.750%), 05/19/2025 (e)(f)(g)(h) (Cost: $1,750,176; Original Acquisition Date: 04/21/2023)	1,883,000	1,751,849
First Coast Re III 2021-1 Class A (T-Bill 3 Month + 6.180%), 04/07/2025 (e)(f)(g)(h) (Cost: $362,507; Original Acquisition Date: 04/21/2023)	406,000	362,213
Gateway Re 2022-1 Class A (T-Bill 3 Month + 8.500%), 05/12/2025 (e)(f)(g)(h) (Cost: $1,050,707; Original Acquisition Date: 04/21/2023)	1,101,000	1,038,959

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PRINCIPAL AMOUNT	VALUE
Windstorm - 9.2% (continued)
Gateway Re 2023-1 Class A (T-Bill 3 Month + 13.000%), 02/24/2026 (e)(f)(g)(h) (Cost: $1,927,420; Original Acquisition Date: 04/13/2023)	$1,887,000	$1,913,984
Gateway Re 2023-1 Class B (T-Bill 3 Month + 20.000%), 02/24/2026 (e)(f)(g)(h) (Cost: $402,066; Original Acquisition Date: 04/21/2023)	408,000	402,125
Gateway Re II 2023-1 Class A (T-Bill 3 Month + 9.500%), 04/27/2030 (e)(f)(g)(h) (Cost: $1,099,941; Original Acquisition Date: 04/21/2023)	1,100,000	1,099,450
Hestia Re 2022-1 Class A (T-Bill 3 Month + 9.500%), 04/22/2025 (e)(f)(g)(h) (Cost: $926,031; Original Acquisition Date: 04/21/2023)	1,159,000	931,372
Integrity Re 2020-1 Class A (3 Month Libor USD + 7.530%), 04/12/2028 (e)(f)(g)(h)(i) (Cost: $512,998; Original Acquisition Date: 04/21/2023)	891,000	512,325
Integrity Re 2022-1 Class A (T-Bill 3 Month + 7.000%), 06/06/2025 (e)(f)(g)(h) (Cost: $665,554; Original Acquisition Date: 04/21/2023)	782,000	664,700
Integrity Re 2023-1 Class A (T-Bill 3 Month + 12.000%), 06/06/2025 (e)(f)(g)(h) (Cost: $672,551; Original Acquisition Date: 04/21/2023)	674,000	672,585
Lightning Re 2023-1 Class A (T-Bill 3 Month + 11.000%), 03/31/2030 (e)(f)(g)(h) (Cost: $2,079,732; Original Acquisition Date: 04/21/2023)	2,124,000	2,150,444
Merna Re II 2021-2 Class A (T-Bill 3 Month + 5.500%), 07/08/2024 (e)(f)(g)(h) (Cost: $1,333,390; Original Acquisition Date: 04/21/2023)	1,564,000	1,329,400
Pelican IV Re 2021-1 Class A (T-Bill 3 Month + 2.250%), 05/07/2027 (e)(f)(g)(h)(i) (Cost: $129; Original Acquisition Date: 04/21/2023)	319,000	16
Pelican IV Re 2021-1 Class B (T-Bill 3 Month + 5.355%), 05/07/2027 (e)(f)(g)(h)(i) (Cost: $152; Original Acquisition Date: 04/21/2023)	377,000	19
Purple Re 2023-1 Class A (T-Bill 3 Month + 12.250%), 04/24/2030 (e)(f)(g)(h) (Cost: $931,907; Original Acquisition Date: 04/21/2023)	932,000	931,534

		50,169,705

		141,943,191

TOTAL EVENT LINKED BONDS (Cost $174,868,815)		174,732,572

	SHARES	FAIR VALUE
INVESTMENT COMPANIES - 7.9%
Open-End Mutual Funds - 7.9%
Stone Ridge High Yield Reinsurance Risk Premium Fund - Class I (j)	4,995,380	43,160,084

TOTAL INVESTMENT COMPANIES (Cost $41,639,091)		43,160,084

	PRINCIPAL AMOUNT	VALUE
PARTICIPATION NOTES - 5.9%
Global - 5.9%
Multiperil - 1.3%
Eden Re II 2021-1 Class B 03/21/2025 (e)(g)(h)(i)(k)(l) (Cost: $151,533; Original Acquisition Date: 04/21/2023)	$325,000	150,346
Eden Re II 2022-1 Class A 03/20/2026 (e)(g)(h)(i)(k)(l) (Cost: $237,954; Original Acquisition Date: 04/21/2023)	408,000	237,184
Eden Re II 2022-1 Class B 03/20/2026 (e)(g)(h)(i)(k)(l) (Cost: $576,650; Original Acquisition Date: 04/21/2023)	948,000	574,956
Eden Re II 2023-1 Class B 03/19/2027 (e)(g)(h)(i)(k)(l) (Cost: $5,735,862; Original Acquisition Date: 04/21/2023)	5,423,000	5,755,043
Sector Re V Series 2022-Dec Class GL-R 12/01/2027 (e)(h)(i)(l) (Cost: $484,800; Original Acquisition Date: 04/21/2023)	454,000	487,726

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

		PRINCIPAL AMOUNT	VALUE
Multiperil - 1.3% (continued)
Sector Re V Series 2023-Apr Class GL-N 03/01/2028 (e)(h)(i)(k)(l) (Cost: $25,000,000; Original Acquisition Date: 04/25/2023)		$25,000,000	$25,000,000

TOTAL PARTICIPATION NOTES (Cost $32,186,801)			32,205,255

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE
PURCHASED OPTIONS - 0.2%
Put Options - 0.2%
Corn Futures, Expires: 5/26/23, Strike Price: $590.00	25	731,250	21,406
Cotton Option, Expires: 6/9/23, Strike Price: $83.00	50	2,020,000	109,750
S&P 500 Index, Expires: 5/12/23, Strike Price: $3,650.00	70	29,186,360	6,300
S&P 500 Index, Expires: 5/19/23, Strike Price: $3,200.00	310	129,253,880	17,825
S&P 500 Index, Expires: 5/26/23, Strike Price: $3,650.00	70	29,186,360	22,400
S&P 500 Index, Expires: 6/2/23, Strike Price: $3,200.00	160	66,711,680	23,200
S&P 500 Index, Expires: 6/2/23, Strike Price: $3,300.00	157	65,460,836	29,045
S&P 500 Index, Expires: 12/20/24, Strike Price: $3,500.00	30	12,508,440	463,500
Soybean Futures, Expires: 5/26/23, Strike Price: $1,400.00	25	1,774,063	20,853
Soybean Futures, Expires: 5/26/23, Strike Price: $1,410.00	30	2,128,875	30,188
Sugar Futures, Expires: 5/15/23, Strike Price: $23.75	25	737,800	1,680
Wheat Future, Expires: 5/26/23, Strike Price: $620.00	50	1,584,375	39,688
Wheat Future, Expires: 5/26/23, Strike Price: $625.00	50	1,584,375	45,625
Wheat Future, Expires: 5/26/23, Strike Price: $630.00	50	1,584,375	51,875

			883,335

	COUNTERPARTY
OTC Put Options (m) - 0.0%
AUD/JPY, Expires: 6/8/23, Strike Price: $83.50	Barclays Bank PLC	60,000,000	60,894
AUD/JPY, Expires: 7/3/23, Strike Price: $83.50	Barclays Bank PLC	65,000,000	178,728

			239,622

TOTAL PUT OPTIONS (Cost $2,145,502)			1,122,957

	NUMBER OF CONTRACTS
Call Options (m) - 0.0%
Corn Futures, Expires: 5/26/23, Strike Price: $655.00	25	731,250	1,094
Cotton Futures, Expires: 6/9/23, Strike Price: $84.00	50	2,020,000	46,500
Soybean Futures, Expires: 5/26/23, Strike Price: $1,430.00	25	1,774,063	23,509
Soybean Futures, Expires: 5/26/23, Strike Price: $1,440.00	25	1,774,063	19,916
Sugar Futures, Expires: 5/15/23, Strike Price: $23.75	25	737,800	74,480

TOTAL CALL OPTIONS (Cost $163,272)			165,499

TOTAL PURCHASED OPTIONS (Cost $2,308,774)			1,288,456

		SHARES	VALUE
SHORT-TERM INVESTMENTS - 39.3%
Money Market Funds - 5.6%
First American Government Obligations Fund - Class X 4.14% (n)		15,171,819	15,171,819
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class 4.14% (n)		15,171,818	15,171,818

			30,343,637

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PRINCIPAL AMOUNT	VALUE
U.S. Treasury Bills - 33.7%
2.895%, 7/13/2023 (o)(p)	$8,900,000	$8,812,200
3.395%, 8/10/2023 (o)(p)	18,000,000	17,752,878
4.087%, 9/7/2023 (o)(p)	22,000,000	21,618,742
4.591%, 10/5/2023 (o)(p)	13,000,000	12,726,867
4.765%, 11/2/2023 (o)(p)	20,000,000	19,511,806
4.740%, 11/30/2023 (o)(p)	18,650,000	18,162,382
4.740%, 12/28/2023 (o)(p)	10,000,000	9,708,290
1.865%, 1/25/2024 (o)(p)	19,000,000	18,365,207
4.904%, 2/22/2024 (o)(p)	5,000,000	4,813,481
4.130% 3/21/2024 (o)(p)	38,000,000	36,419,029
4.762% 4/18/2024 (o)(p)	17,000,000	16,240,290

		184,131,172

TOTAL SHORT-TERM INVESTMENTS (Cost $214,724,009)		214,474,809

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
WHOLE LOANS - 7.5%
Consumer Loans - 7.5%
United States - 7.5%
185043849.SRDLC, 13.49%, 02/10/2027 (a)(q)	Lending Club	02/14/2022	$10,160	$10,160	$9,898
185102286.SRDLC, 8.99%, 02/16/2025 (a)(q)	Lending Club	02/11/2022	5,479	5,479	5,342
185222071.SRDLC, 14.19%, 02/09/2025 (a)(l)(q)	Lending Club	02/11/2022	2,357	2,357	515
185240121.SRDLC, 14.99%, 02/14/2025 (a)(q)	Lending Club	02/16/2022	18,568	18,568	18,058
185241731.SRDLC, 18.49%, 02/14/2027 (a)(q)	Lending Club	02/16/2022	10,935	10,935	10,669
185262054.SRDLC, 8.99%, 02/14/2025 (a)(q)	Lending Club	02/16/2022	15,424	15,424	15,048
185262514.SRDLC, 27.99%, 02/23/2025 (a)(q)	Lending Club	02/16/2022	5,004	5,004	4,907
185340369.SRDLC, 15%, 07/18/2027 (a)(l)(q)	Lending Club	02/23/2022	10,505	10,505	5,618
185362448.SRDLC, 20.99%, 02/14/2025 (a)(q)	Lending Club	02/16/2022	4,098	4,098	3,972
185434476.SRDLC, 9.59%, 02/14/2025 (a)(q)	Lending Club	02/16/2022	9,671	9,671	9,441
185456190.SRDLC, 12.49%, 02/08/2025 (a)(q)	Lending Club	02/16/2022	9,133	9,133	8,835
185513199.SRDLC, 28.99%, 02/24/2027 (a)(q)	Lending Club	02/28/2022	3,148	3,148	3,169
185537602.SRDLC, 11.49%, 02/22/2027 (a)(q)	Lending Club	02/24/2022	32,599	32,599	31,765
185539968.SRDLC, 23.99%, 02/23/2027 (a)(l)(q)	Lending Club	02/16/2022	5,373	5,373	1,144
185575065.SRDLC, 24.99%, 02/25/2027 (a)(l)(q)	Lending Club	03/01/2022	11,377	11,377	10,764
185617758.SRDLC, 12.99%, 02/18/2025 (a)(q)	Lending Club	02/11/2022	13,400	13,400	13,011
185623354.SRDLC, 9.24%, 02/22/2025 (a)(q)	Lending Club	02/24/2022	20,593	20,593	20,105
185642943.SRDLC, 14.71%, 02/09/2025 (a)(q)	Lending Club	02/11/2022	3,791	3,791	3,694
185661524.SRDLC, 5.99%, 02/29/2024 (a)(l)(q)	Lending Club	02/18/2022	4,752	4,752	4,690
185665084.SRDLC, 9.24%, 02/14/2025 (a)(l)(q)	Lending Club	02/16/2022	6,434	6,434	6,281
185668066.SRDLC, 5.99%, 02/09/2025 (a)(q)	Lending Club	02/11/2022	18,968	18,968	18,557
185670728.SRDLC, 7.49%, 02/14/2025 (a)(q)	Lending Club	02/16/2022	4,979	4,979	4,882
185670829.SRDLC, 12.49%, 02/14/2025 (a)(q)	Lending Club	02/16/2022	5,237	5,237	5,088
185710985.SRDLC, 9.49%, 02/28/2027 (a)(q)	Lending Club	03/02/2022	11,621	11,621	11,260
185716280.SRDLC, 7.49%, 02/25/2025 (a)(q)	Lending Club	03/01/2022	7,650	7,650	7,483
185741639.SRDLC, 17.94%, 02/13/2025 (a)(q)	Lending Club	02/15/2022	6,741	6,741	6,544
185754712.SRDLC, 7.74%, 02/10/2025 (a)(q)	Lending Club	02/14/2022	7,660	7,660	7,476
185771295.SRDLC, 7.24%, 02/28/2025 (a)(q)	Lending Club	02/24/2022	3,190	3,189	3,118
185780292.SRDLC, 21.49%, 02/10/2027 (a)(q)	Lending Club	02/14/2022	15,329	15,329	14,959
185783823.SRDLC, 11.19%, 02/28/2027 (a)(l)(q)	Lending Club	02/24/2022	8,310	8,310	8,064
185790106.SRDLC, 18.99%, 02/24/2025 (a)(q)	Lending Club	02/15/2022	23,939	23,939	23,368
185805124.SRDLC, 12.49%, 02/15/2025 (a)(q)	Lending Club	02/17/2022	19,645	19,645	18,993
185807144.SRDLC, 15.99%, 02/09/2027 (a)(q)	Lending Club	02/11/2022	33,284	33,284	32,206
185808493.SRDLC, 8.99%, 02/28/2027 (a)(l)(q)	Lending Club	02/23/2022	11,105	11,105	10,743
185816655.SRDLC, 8.74%, 03/04/2025 (a)(q)	Lending Club	03/08/2022	6,018	6,018	5,867

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 7.5% (continued)
185816728.SRDLC, 10.99%, 02/28/2025 (a)(q)	Lending Club	02/24/2022	$11,650	$11,650	$11,309
185818512.SRDLC, 12.74%, 02/15/2027 (a)(q)	Lending Club	03/02/2022	32,597	32,597	31,752
185821978.SRDLC, 6.49%, 02/22/2025 (a)(q)	Lending Club	02/24/2022	12,680	12,680	12,403
185836040.SRDLC, 4.99%, 02/20/2025 (a)(q)	Lending Club	02/15/2022	15,121	15,121	14,781
185865725.SRDLC, 11.49%, 02/09/2025 (a)(q)	Lending Club	02/11/2022	7,816	7,816	7,588
185866588.SRDLC, 20.44%, 02/28/2027 (a)(q)	Lending Club	02/16/2022	20,971	20,971	19,426
185884862.SRDLC, 30.49%, 06/22/2025 (a)(l)(q)	Lending Club	02/24/2022	4,617	4,617	690
185885230.SRDLC, 17.19%, 02/28/2027 (a)(q)	Lending Club	03/02/2022	12,547	12,547	12,035
185890987.SRDLC, 16.49%, 03/07/2025 (a)(l)(q)	Lending Club	03/09/2022	7,555	7,555	2,890
185919562.SRDLC, 18.19%, 03/04/2025 (a)(l)(q)	Lending Club	03/08/2022	8,221	8,221	1,229
185924532.SRDLC, 8.99%, 02/17/2027 (a)(q)	Lending Club	02/22/2022	31,545	31,545	30,590
185930253.SRDLC, 7.09%, 02/24/2027 (a)(q)	Lending Club	02/28/2022	12,756	12,756	12,399
185933330.SRDLC, 22.99%, 02/25/2025 (a)(q)	Lending Club	03/01/2022	10,343	10,343	10,038
185933778.SRDLC, 13.99%, 02/10/2025 (a)(l)(q)	Lending Club	02/14/2022	8,762	8,762	8,510
185941933.SRDLC, 5.99%, 02/14/2025 (a)(q)	Lending Club	02/16/2022	10,116	10,116	9,896
185947404.SRDLC, 16.74%, 02/15/2027 (a)(q)	Lending Club	02/17/2022	28,907	28,907	27,997
185965085.SRDLC, 4.99%, 02/11/2027 (a)(q)	Lending Club	02/15/2022	11,826	11,826	11,432
185970566.SRDLC, 5.09%, 02/18/2025 (a)(q)	Lending Club	02/23/2022	1,730	1,730	1,692
185982944.SRDLC, 5.99%, 02/15/2025 (a)(q)	Lending Club	02/11/2022	1,900	1,900	1,858
185983273.SRDLC, 5.09%, 02/09/2025 (a)(q)	Lending Club	02/11/2022	11,638	11,638	11,385
185994538.SRDLC, 10.09%, 02/11/2025 (a)(q)	Lending Club	02/15/2022	25,859	25,859	25,247
185995458.SRDLC, 8.99%, 02/15/2027 (a)(q)	Lending Club	02/17/2022	12,075	12,075	11,704
186000552.SRDLC, 12.74%, 02/15/2025 (a)(q)	Lending Club	02/11/2022	7,892	7,892	7,626
186002006.SRDLC, 5.94%, 02/28/2025 (a)(l)(q)	Lending Club	02/18/2022	7,136	7,136	6,977
186004968.SRDLC, 6.59%, 02/28/2025 (a)(l)(q)	Lending Club	03/02/2022	7,762	7,762	1,160
186008277.SRDLC, 17.94%, 02/23/2025 (a)(l)(q)	Lending Club	02/25/2022	31,032	31,032	4,639
186008308.SRDLC, 11.24%, 02/22/2025 (a)(q)	Lending Club	02/24/2022	7,805	7,805	7,587
186008372.SRDLC, 7.24%, 03/07/2025 (a)(q)	Lending Club	03/04/2022	6,380	6,380	6,237
186016502.SRDLC, 14.19%, 04/19/2027 (a)(q)	Lending Club	03/08/2022	20,292	20,292	19,441
186016736.SRDLC, 6.59%, 03/07/2027 (a)(q)	Lending Club	03/09/2022	13,775	13,775	13,312
186019656.SRDLC, 23.99%, 02/11/2025 (a)(l)(q)	Lending Club	02/15/2022	4,187	4,187	4,032
186019990.SRDLC, 8.24%, 02/15/2025 (a)(q)	Lending Club	02/17/2022	9,601	9,601	9,366
186020936.SRDLC, 7.99%, 02/14/2025 (a)(q)	Lending Club	02/16/2022	1,918	1,918	1,871
186023728.SRDLC, 5.99%, 02/09/2025 (a)(q)	Lending Club	02/11/2022	5,058	5,058	4,949
186024590.SRDLC, 6.59%, 02/09/2027 (a)(q)	Lending Club	02/11/2022	11,927	11,927	11,535
186025925.SRDLC, 14.19%, 03/09/2027 (a)(q)	Lending Club	03/11/2022	12,582	12,582	12,047
186029660.SRDLC, 6.59%, 02/15/2027 (a)(q)	Lending Club	02/17/2022	23,059	23,059	22,301
186031815.SRDLC, 11.99%, 02/09/2025 (a)(q)	Lending Club	02/11/2022	7,836	7,836	7,609
186034822.SRDLC, 9.49%, 02/16/2027 (a)(q)	Lending Club	02/18/2022	24,211	24,211	23,472
186035989.SRDLC, 6.49%, 02/09/2025 (a)(q)	Lending Club	02/11/2022	4,565	4,565	4,466
186036775.SRDLC, 8.49%, 07/11/2025 (a)(l)(q)	Lending Club	02/11/2022	15,194	15,194	1,946
186036790.SRDLC, 7.44%, 02/15/2027 (a)(q)	Lending Club	02/17/2022	27,954	27,954	27,165
186038132.SRDLC, 24.99%, 03/03/2027 (a)(q)	Lending Club	03/01/2022	16,872	16,872	15,896
186038736.SRDLC, 10.49%, 02/25/2025 (a)(q)	Lending Club	02/24/2022	6,486	6,486	6,303
186041625.SRDLC, 17.99%, 03/19/2025 (a)(q)	Lending Club	03/09/2022	17,619	17,775	17,051
186050704.SRDLC, 13.04%, 02/09/2025 (a)(q)	Lending Club	02/11/2022	2,626	2,626	2,550
186052585.SRDLC, 26.49%, 02/21/2025 (a)(q)	Lending Club	02/14/2022	6,729	6,729	6,618
186052715.SRDLC, 10.24%, 02/14/2027 (a)(q)	Lending Club	02/16/2022	16,172	16,172	15,687
186058758.SRDLC, 5.09%, 02/09/2025 (a)(q)	Lending Club	02/11/2022	13,840	13,840	13,493
186058908.SRDLC, 17.69%, 02/14/2025 (a)(q)	Lending Club	02/16/2022	3,025	3,025	2,943
186059526.SRDLC, 12.19%, 02/10/2027 (a)(q)	Lending Club	02/14/2022	8,995	8,995	8,619
186060302.SRDLC, 5.99%, 02/17/2025 (a)(q)	Lending Club	02/22/2022	15,806	15,806	15,463
186061425.SRDLC, 6.59%, 02/09/2025 (a)(q)	Lending Club	02/11/2022	12,687	12,687	12,371
186063741.SRDLC, 20.49%, 07/04/2025 (a)(l)(q)	Lending Club	03/08/2022	12,008	12,141	11,503
186063949.SRDLC, 4.99%, 02/10/2025 (a)(l)(q)	Lending Club	02/14/2022	2,624	2,624	972

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 7.5% (continued)
186064509.SRDLC, 5.59%, 02/09/2025 (a)(q)	Lending Club	02/11/2022	$2,208	$2,208	$2,153
186068704.SRDLC, 8.49%, 02/14/2025 (a)(q)	Lending Club	02/16/2022	21,616	21,616	21,099
186070979.SRDLC, 7.24%, 02/10/2025 (a)(q)	Lending Club	02/14/2022	3,183	3,183	3,115
186075189.SRDLC, 28.99%, 02/11/2027 (a)(q)	Lending Club	02/15/2022	8,755	8,755	8,762
186078991.SRDLC, 13.74%, 03/28/2027 (a)(q)	Lending Club	02/14/2022	8,046	8,046	7,856
186080289.SRDLC, 6.49%, 02/10/2025 (a)(q)	Lending Club	02/14/2022	4,438	4,438	4,342
186083977.SRDLC, 10.24%, 02/10/2027 (a)(q)	Lending Club	02/14/2022	6,885	6,885	6,677
186084237.SRDLC, 5.99%, 02/16/2025 (a)(q)	Lending Club	02/14/2022	10,133	10,133	9,909
186084600.SRDLC, 7.59%, 02/15/2027 (a)(q)	Lending Club	02/11/2022	30,425	30,425	29,538
186086541.SRDLC, 24.99%, 02/11/2027 (a)(l)(q)	Lending Club	02/15/2022	8,128	8,128	7,684
186087410.SRDLC, 11.99%, 02/09/2025 (a)(l)(q)	Lending Club	02/11/2022	8,798	8,798	1,389
186089886.SRDLC, 16.94%, 02/09/2027 (a)(l)(q)	Lending Club	02/11/2022	15,335	15,335	4,574
186092349.SRDLC, 15.99%, 02/14/2027 (a)(q)	Lending Club	02/11/2022	16,696	16,696	16,152
186094747.SRDLC, 10.59%, 02/24/2025 (a)(q)	Lending Club	02/22/2022	14,962	14,962	14,535
186094950.SRDLC, 6.99%, 02/16/2025 (a)(q)	Lending Club	02/18/2022	5,245	5,245	5,132
186096639.SRDLC, 7.59%, 02/10/2027 (a)(q)	Lending Club	02/14/2022	31,173	31,173	30,292
186098721.SRDLC, 12.24%, 02/11/2027 (a)(q)	Lending Club	02/15/2022	26,541	26,541	25,435
186100035.SRDLC, 16.99%, 02/18/2025 (a)(q)	Lending Club	02/14/2022	3,301	3,301	3,187
186106421.SRDLC, 5.99%, 02/22/2025 (a)(q)	Lending Club	02/24/2022	11,381	11,380	11,131
186106808.SRDLC, 23.49%, 02/10/2027 (a)(q)	Lending Club	02/14/2022	6,008	6,008	5,869
186107208.SRDLC, 18.49%, 02/16/2027 (a)(q)	Lending Club	02/14/2022	11,776	11,776	11,484
186107664.SRDLC, 11.99%, 02/22/2025 (a)(q)	Lending Club	02/14/2022	26,295	26,295	25,556
186108490.SRDLC, 14.99%, 02/10/2027 (a)(q)	Lending Club	02/14/2022	6,627	6,627	6,413
186110286.SRDLC, 9.24%, 02/22/2025 (a)(q)	Lending Club	02/24/2022	3,539	3,539	3,454
186115028.SRDLC, 22.99%, 03/03/2025 (a)(q)	Lending Club	03/07/2022	3,731	3,773	3,627
186116099.SRDLC, 18.19%, 02/10/2027 (a)(q)	Lending Club	02/14/2022	6,721	6,721	6,508
186118888.SRDLC, 29.49%, 03/09/2027 (a)(q)	Lending Club	03/04/2022	13,401	13,401	13,233
186118898.SRDLC, 10.59%, 02/17/2025 (a)(q)	Lending Club	02/22/2022	12,964	12,964	12,598
186119250.SRDLC, 16.19%, 02/28/2025 (a)(l)(q)	Lending Club	02/23/2022	4,222	4,222	4,090
186120139.SRDLC, 12.74%, 02/11/2025 (a)(q)	Lending Club	02/15/2022	3,605	3,605	3,489
186120864.SRDLC, 23.49%, 03/20/2027 (a)(q)	Lending Club	03/15/2022	16,212	16,212	15,789
186122704.SRDLC, 14.49%, 02/11/2025 (a)(q)	Lending Club	02/15/2022	5,110	5,110	4,968
186124468.SRDLC, 9.34%, 02/22/2027 (a)(q)	Lending Club	02/24/2022	10,484	10,484	10,164
186126018.SRDLC, 19.99%, 02/24/2027 (a)(q)	Lending Club	02/28/2022	7,470	7,470	7,306
186127839.SRDLC, 15.19%, 02/11/2027 (a)(q)	Lending Club	02/15/2022	5,429	5,429	1,525
186130342.SRDLC, 5.99%, 02/24/2025 (a)(q)	Lending Club	02/15/2022	22,800	22,800	22,289
186131293.SRDLC, 15.19%, 02/26/2027 (a)(q)	Lending Club	02/15/2022	11,638	11,638	11,070
186133242.SRDLC, 9.34%, 02/11/2025 (a)(q)	Lending Club	02/15/2022	3,881	3,881	3,786
186133493.SRDLC, 14.49%, 02/11/2025 (a)(q)	Lending Club	02/15/2022	11,906	11,906	11,576
186134601.SRDLC, 6.59%, 02/11/2025 (a)(q)	Lending Club	02/15/2022	3,140	3,140	3,062
186134822.SRDLC, 8.99%, 02/11/2025 (a)(l)(q)	Lending Club	02/15/2022	1,378	1,378	1,353
186135609.SRDLC, 10.49%, 02/11/2025 (a)(q)	Lending Club	02/15/2022	6,478	6,478	6,292
186135953.SRDLC, 19.99%, 02/24/2027 (a)(q)	Lending Club	02/15/2022	6,843	6,843	6,448
186136661.SRDLC, 6.49%, 02/14/2025 (a)(q)	Lending Club	02/16/2022	5,705	5,705	5,582
186137516.SRDLC, 23.49%, 02/11/2027 (a)(q)	Lending Club	02/15/2022	21,556	21,556	21,013
186137950.SRDLC, 4.99%, 02/28/2027 (a)(l)(q)	Lending Club	02/16/2022	22,572	22,572	21,792
186139201.SRDLC, 15.99%, 02/14/2025 (a)(q)	Lending Club	02/15/2022	6,674	6,674	6,478
186139447.SRDLC, 20.44%, 08/25/2027 (a)(q)	Lending Club	02/16/2022	33,878	33,878	31,746
186143484.SRDLC, 18.44%, 03/12/2025 (a)(q)	Lending Club	03/09/2022	3,160	3,160	3,059
186144111.SRDLC, 12.34%, 02/23/2025 (a)(q)	Lending Club	02/15/2022	6,580	6,580	6,396
186144333.SRDLC, 6.59%, 02/16/2027 (a)(q)	Lending Club	02/15/2022	11,624	11,624	11,295
186145906.SRDLC, 13.69%, 02/25/2027 (a)(l)(q)	Lending Club	02/15/2022	19,108	19,108	2,964
186147186.SRDLC, 18.49%, 02/16/2027 (a)(q)	Lending Club	02/15/2022	5,066	5,066	4,931
186149504.SRDLC, 30.99%, 02/11/2027 (a)(q)	Lending Club	02/15/2022	17,628	17,628	17,651
186152098.SRDLC, 22.99%, 02/15/2025 (a)(q)	Lending Club	02/15/2022	6,927	6,927	6,677

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 7.5% (continued)
186152237.SRDLC, 18.49%, 02/14/2027 (a)(q)	Lending Club	02/16/2022	$11,776	$11,776	$11,489
186153238.SRDLC, 7.49%, 02/18/2025 (a)(q)	Lending Club	02/15/2022	25,607	25,607	24,969
186154920.SRDLC, 4.99%, 02/14/2025 (a)(q)	Lending Club	02/16/2022	11,946	11,946	11,684
186156292.SRDLC, 14.49%, 02/11/2027 (a)(q)	Lending Club	02/15/2022	13,224	13,224	12,798
186156482.SRDLC, 24.99%, 02/11/2027 (a)(q)	Lending Club	02/15/2022	17,263	17,263	16,316
186158244.SRDLC, 22.99%, 02/11/2025 (a)(q)	Lending Club	02/15/2022	2,068	2,068	1,998
186160074.SRDLC, 16.94%, 02/25/2027 (a)(q)	Lending Club	03/01/2022	7,520	7,520	7,168
186161317.SRDLC, 23.19%, 03/02/2027 (a)(q)	Lending Club	03/04/2022	17,376	17,376	16,852
186161926.SRDLC, 9.84%, 02/14/2025 (a)(q)	Lending Club	02/16/2022	13,000	13,000	12,586
186163058.SRDLC, 20.44%, 02/14/2027 (a)(q)	Lending Club	02/16/2022	5,089	5,089	4,731
186163232.SRDLC, 8.99%, 02/21/2025 (a)(q)	Lending Club	02/16/2022	6,444	6,444	6,287
186163618.SRDLC, 5.99%, 02/18/2025 (a)(q)	Lending Club	02/16/2022	12,026	12,026	11,759
186164619.SRDLC, 9.84%, 02/14/2025 (a)(q)	Lending Club	02/16/2022	21,303	21,303	20,613
186165363.SRDLC, 7.59%, 02/15/2027 (a)(q)	Lending Club	02/17/2022	7,993	7,993	7,768
186165439.SRDLC, 8.74%, 02/14/2025 (a)(q)	Lending Club	02/16/2022	14,185	14,185	13,845
186168326.SRDLC, 14.01%, 02/14/2027 (a)(q)	Lending Club	02/16/2022	7,976	7,976	7,722
186169162.SRDLC, 21.49%, 02/14/2027 (a)(q)	Lending Club	02/16/2022	780	780	765
186169655.SRDLC, 7.24%, 02/14/2025 (a)(q)	Lending Club	02/16/2022	3,820	3,820	3,737
186170688.SRDLC, 9.49%, 02/14/2027 (a)(q)	Lending Club	02/16/2022	16,141	16,141	15,648
186171063.SRDLC, 20.99%, 02/23/2027 (a)(l)(q)	Lending Club	02/16/2022	21,088	21,088	4,289
186173853.SRDLC, 5.99%, 02/17/2025 (a)(q)	Lending Club	02/22/2022	25,290	25,290	24,740
186176306.SRDLC, 9.24%, 02/25/2025 (a)(q)	Lending Club	02/16/2022	12,931	12,931	12,616
186176757.SRDLC, 9.09%, 02/05/2025 (a)(q)	Lending Club	02/16/2022	2,977	2,977	2,917
186177952.SRDLC, 9.34%, 02/14/2025 (a)(q)	Lending Club	02/16/2022	22,536	22,536	21,987
186178681.SRDLC, 22.99%, 02/14/2025 (a)(q)	Lending Club	02/16/2022	4,137	4,137	3,999
186180834.SRDLC, 9.09%, 02/14/2025 (a)(q)	Lending Club	02/16/2022	2,140	2,140	2,091
186183710.SRDLC, 6.49%, 02/14/2025 (a)(q)	Lending Club	02/16/2022	6,625	6,625	6,482
186187343.SRDLC, 9.34%, 02/17/2025 (a)(q)	Lending Club	02/22/2022	5,778	5,778	5,638
186188347.SRDLC, 15.24%, 02/14/2027 (a)(q)	Lending Club	02/16/2022	7,464	7,464	7,226
186192404.SRDLC, 11.49%, 03/01/2025 (a)(l)(q)	Lending Club	02/24/2022	1,498	1,498	1,460
186193863.SRDLC, 21.49%, 03/07/2025 (a)(q)	Lending Club	03/09/2022	5,540	5,589	5,352
186193980.SRDLC, 6.74%, 02/14/2025 (a)(q)	Lending Club	02/16/2022	9,523	9,523	9,317
186194140.SRDLC, 7.49%, 02/14/2025 (a)(q)	Lending Club	02/16/2022	6,375	6,375	6,238
186194306.SRDLC, 6.99%, 02/14/2025 (a)(q)	Lending Club	02/16/2022	11,443	11,443	11,197
186198172.SRDLC, 8.99%, 02/14/2025 (a)(q)	Lending Club	02/16/2022	23,458	23,458	22,885
186199812.SRDLC, 15%, 06/14/2025 (a)(q)	Lending Club	02/16/2022	4,542	4,542	3,021
186200044.SRDLC, 20.99%, 02/14/2027 (a)(l)(q)	Lending Club	02/16/2022	33,761	33,761	5,047
186203190.SRDLC, 29.99%, 02/24/2027 (a)(q)	Lending Club	02/28/2022	16,164	16,164	16,276
186203478.SRDLC, 6%, 02/10/2025 (a)(q)	Lending Club	02/16/2022	3,697	3,697	3,619
186204014.SRDLC, 10.19%, 02/22/2027 (a)(l)(q)	Lending Club	02/24/2022	11,738	11,738	2,172
186204229.SRDLC, 10.99%, 02/17/2025 (a)(l)(q)	Lending Club	02/22/2022	3,906	3,906	3,783
186205905.SRDLC, 8.59%, 02/15/2027 (a)(q)	Lending Club	02/17/2022	11,247	11,247	10,901
186207781.SRDLC, 9.49%, 02/14/2027 (a)(q)	Lending Club	02/16/2022	20,176	20,176	19,560
186208596.SRDLC, 4.99%, 02/16/2027 (a)(q)	Lending Club	02/16/2022	25,239	25,239	24,386
186208796.SRDLC, 11.84%, 02/14/2025 (a)(q)	Lending Club	02/16/2022	6,192	6,192	6,020
186211572.SRDLC, 14.99%, 02/28/2027 (a)(l)(q)	Lending Club	02/16/2022	4,240	4,240	4,090
186212884.SRDLC, 9.99%, 02/22/2027 (a)(q)	Lending Club	02/24/2022	9,708	9,708	9,415
186215262.SRDLC, 15.44%, 02/14/2025 (a)(l)(q)	Lending Club	02/16/2022	2,072	2,072	2,017
186219997.SRDLC, 6.99%, 02/14/2027 (a)(q)	Lending Club	02/16/2022	23,904	23,904	23,122
186222490.SRDLC, 17.19%, 02/16/2027 (a)(q)	Lending Club	02/18/2022	33,460	33,460	32,414
186223918.SRDLC, 7.59%, 02/14/2027 (a)(q)	Lending Club	02/16/2022	14,387	14,387	13,982
186226030.SRDLC, 23.49%, 02/14/2027 (a)(q)	Lending Club	02/16/2022	8,585	8,585	8,371
186227457.SRDLC, 12.49%, 02/28/2025 (a)(q)	Lending Club	02/16/2022	2,600	2,600	2,512
186227792.SRDLC, 14.19%, 03/02/2025 (a)(q)	Lending Club	03/04/2022	13,732	13,732	13,333
186228314.SRDLC, 12.49%, 02/14/2025 (a)(q)	Lending Club	02/16/2022	9,820	9,820	9,506

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 7.5% (continued)
186229168.SRDLC, 12.19%, 02/14/2025 (a)(q)	Lending Club	02/16/2022	$6,536	$6,536	$6,350
186230040.SRDLC, 8.24%, 02/22/2025 (a)(q)	Lending Club	02/24/2022	1,024	1,024	999
186230332.SRDLC, 15.44%, 06/23/2025 (a)(q)	Lending Club	02/25/2022	7,540	7,540	7,285
186230437.SRDLC, 13.24%, 02/10/2025 (a)(q)	Lending Club	02/16/2022	7,352	7,352	7,120
186231687.SRDLC, 4.99%, 02/14/2027 (a)(q)	Lending Club	02/16/2022	12,615	12,615	12,190
186232036.SRDLC, 10.99%, 02/15/2025 (a)(q)	Lending Club	02/17/2022	7,795	7,795	7,572
186232907.SRDLC, 5.09%, 02/14/2025 (a)(q)	Lending Club	02/16/2022	6,920	6,920	6,769
186233955.SRDLC, 6.49%, 02/14/2025 (a)(q)	Lending Club	02/16/2022	6,340	6,340	6,203
186235024.SRDLC, 5.99%, 02/14/2025 (a)(q)	Lending Club	02/16/2022	3,161	3,161	3,093
186237910.SRDLC, 23.49%, 02/14/2027 (a)(q)	Lending Club	02/16/2022	17,163	17,163	16,780
186239039.SRDLC, 5.09%, 02/14/2025 (a)(q)	Lending Club	02/16/2022	8,180	8,180	7,998
186240458.SRDLC, 17.24%, 02/14/2027 (a)(q)	Lending Club	02/16/2022	25,100	25,100	23,873
186240797.SRDLC, 13.49%, 02/15/2027 (a)(l)(q)	Lending Club	02/17/2022	12,045	12,045	11,737
186243917.SRDLC, 8.49%, 03/07/2025 (a)(l)(q)	Lending Club	03/09/2022	27,780	27,780	—
186243926.SRDLC, 5.09%, 02/15/2025 (a)(q)	Lending Club	02/17/2022	13,840	13,840	13,537
186245604.SRDLC, 5.99%, 02/15/2025 (a)(l)(q)	Lending Club	02/17/2022	24,364	24,364	—
186253758.SRDLC, 10.49%, 02/16/2025 (a)(q)	Lending Club	02/18/2022	23,322	23,322	22,657
186254716.SRDLC, 9.59%, 02/15/2025 (a)(q)	Lending Club	02/17/2022	9,673	9,673	9,439
186255930.SRDLC, 21.49%, 02/18/2025 (a)(l)(q)	Lending Club	02/23/2022	10,174	10,174	9,846
186261645.SRDLC, 9.84%, 03/10/2025 (a)(q)	Lending Club	03/14/2022	7,396	7,396	7,133
186262246.SRDLC, 23.99%, 02/28/2027 (a)(l)(q)	Lending Club	02/22/2022	26,639	26,639	25,668
186263107.SRDLC, 23.99%, 02/15/2027 (a)(q)	Lending Club	02/17/2022	21,197	21,197	20,733
186263527.SRDLC, 15.94%, 02/15/2027 (a)(q)	Lending Club	02/17/2022	28,285	28,285	26,898
186263569.SRDLC, 10.54%, 02/23/2025 (a)(q)	Lending Club	02/25/2022	12,312	12,312	11,926
186263958.SRDLC, 12.99%, 02/14/2025 (a)(q)	Lending Club	02/28/2022	6,528	6,528	6,342
186264535.SRDLC, 30.99%, 03/08/2027 (a)(l)(q)	Lending Club	02/28/2022	19,406	19,406	2,901
186264830.SRDLC, 9.34%, 02/22/2027 (a)(q)	Lending Club	02/24/2022	17,741	17,741	17,201
186266713.SRDLC, 8.99%, 02/16/2027 (a)(q)	Lending Club	02/18/2022	19,320	19,320	18,727
186266842.SRDLC, 10.49%, 02/18/2025 (a)(q)	Lending Club	02/23/2022	1,943	1,943	1,889
186269763.SRDLC, 10.24%, 02/16/2027 (a)(q)	Lending Club	02/18/2022	9,720	9,720	9,426
186271797.SRDLC, 9.24%, 02/20/2025 (a)(q)	Lending Club	02/18/2022	19,200	19,200	18,738
186271799.SRDLC, 20.49%, 02/15/2027 (a)(q)	Lending Club	02/17/2022	18,667	18,667	18,187
186272685.SRDLC, 8.99%, 03/15/2025 (a)(q)	Lending Club	03/09/2022	11,751	11,751	11,449
186273429.SRDLC, 9.34%, 02/01/2025 (a)(q)	Lending Club	02/18/2022	7,040	7,040	6,865
186280147.SRDLC, 20.99%, 02/15/2027 (a)(q)	Lending Club	02/17/2022	14,264	14,264	13,928
186281130.SRDLC, 6.59%, 02/25/2025 (a)(l)(q)	Lending Club	02/18/2022	17,141	17,141	16,717
186283677.SRDLC, 5.99%, 02/05/2025 (a)(q)	Lending Club	02/18/2022	25,212	25,212	24,676
186285554.SRDLC, 8.99%, 03/17/2025 (a)(q)	Lending Club	03/11/2022	13,433	13,433	13,083
186288822.SRDLC, 8.99%, 02/17/2025 (a)(l)(q)	Lending Club	02/22/2022	3,850	3,850	3,768
186290975.SRDLC, 16.49%, 02/18/2027 (a)(q)	Lending Club	02/23/2022	5,004	5,004	4,850
186291079.SRDLC, 28.99%, 02/25/2027 (a)(l)(q)	Lending Club	03/01/2022	14,485	14,485	14,516
186291293.SRDLC, 30.99%, 03/17/2027 (a)(l)(q)	Lending Club	03/21/2022	10,929	11,071	10,649
186295500.SRDLC, 14.69%, 02/28/2027 (a)(l)(q)	Lending Club	02/23/2022	22,809	22,809	21,607
186296041.SRDLC, 7.59%, 02/17/2027 (a)(q)	Lending Club	02/22/2022	9,172	9,172	8,916
186296227.SRDLC, 23.99%, 02/16/2027 (a)(q)	Lending Club	02/18/2022	21,498	21,498	21,035
186297344.SRDLC, 9.24%, 02/17/2025 (a)(q)	Lending Club	02/22/2022	1,030	1,030	1,005
186298102.SRDLC, 28.99%, 03/16/2025 (a)(q)	Lending Club	03/18/2022	2,944	2,978	2,876
186301354.SRDLC, 12.12%, 02/17/2027 (a)(q)	Lending Club	02/22/2022	32,698	32,698	31,862
186305524.SRDLC, 7.09%, 02/18/2027 (a)(q)	Lending Club	02/23/2022	11,958	11,958	11,624
186305780.SRDLC, 5.99%, 02/22/2025 (a)(q)	Lending Club	02/24/2022	10,116	10,116	9,894
186306461.SRDLC, 5.99%, 02/16/2025 (a)(q)	Lending Club	02/18/2022	4,552	4,552	4,453
186308416.SRDLC, 12.49%, 02/18/2025 (a)(q)	Lending Club	02/18/2022	3,142	3,142	3,043
186310528.SRDLC, 24.99%, 02/18/2027 (a)(q)	Lending Club	02/23/2022	20,715	20,715	19,634
186311139.SRDLC, 18.44%, 02/16/2025 (a)(q)	Lending Club	02/18/2022	26,986	26,986	26,374
186314151.SRDLC, 5.99%, 02/17/2025 (a)(q)	Lending Club	02/22/2022	13,277	13,277	12,952

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 7.5% (continued)
186314710.SRDLC, 28.99%, 02/16/2027 (a)(q)	Lending Club	02/18/2022	$10,506	$10,506	$10,530
186314998.SRDLC, 10.49%, 02/22/2025 (a)(q)	Lending Club	02/24/2022	25,914	25,914	25,187
186315514.SRDLC, 7.84%, 02/18/2025 (a)(q)	Lending Club	02/23/2022	5,109	5,109	4,986
186315573.SRDLC, 14.94%, 02/16/2027 (a)(l)(q)	Lending Club	02/18/2022	5,093	5,093	4,839
186316064.SRDLC, 23.99%, 03/02/2027 (a)(q)	Lending Club	03/04/2022	10,455	10,455	10,141
186318381.SRDLC, 14.99%, 02/16/2027 (a)(q)	Lending Club	02/18/2022	14,008	14,008	13,454
186318619.SRDLC, 15.99%, 02/28/2027 (a)(q)	Lending Club	02/23/2022	12,075	12,075	11,830
186318804.SRDLC, 18.49%, 02/16/2025 (a)(q)	Lending Club	02/18/2022	7,425	7,425	7,174
186321143.SRDLC, 15.94%, 02/22/2027 (a)(q)	Lending Club	02/24/2022	23,312	23,312	22,191
186323534.SRDLC, 5.99%, 02/18/2025 (a)(q)	Lending Club	02/23/2022	12,645	12,645	12,370
186329289.SRDLC, 7.09%, 02/17/2025 (a)(q)	Lending Club	02/22/2022	3,817	3,817	3,694
186330289.SRDLC, 30.99%, 03/14/2027 (a)(q)	Lending Club	03/16/2022	13,370	13,524	13,103
186330393.SRDLC, 9.34%, 02/05/2025 (a)(q)	Lending Club	02/23/2022	12,803	12,803	12,498
186330563.SRDLC, 9.84%, 02/22/2027 (a)(q)	Lending Club	02/24/2022	24,253	24,253	23,622
186333355.SRDLC, 12.99%, 02/22/2027 (a)(q)	Lending Club	02/24/2022	8,208	8,208	8,001
186333856.SRDLC, 21.49%, 02/24/2027 (a)(l)(q)	Lending Club	02/28/2022	26,934	26,934	4,334
186335388.SRDLC, 22.99%, 02/23/2025 (a)(q)	Lending Club	02/25/2022	3,463	3,463	3,332
186338039.SRDLC, 9.99%, 03/15/2025 (a)(q)	Lending Club	03/10/2022	8,909	8,909	8,638
186338182.SRDLC, 26.49%, 02/24/2025 (a)(l)(q)	Lending Club	02/28/2022	6,955	6,955	1,191
186339093.SRDLC, 17.99%, 03/21/2025 (a)(q)	Lending Club	03/23/2022	5,940	5,993	5,761
186340276.SRDLC, 16.99%, 03/09/2027 (a)(q)	Lending Club	03/11/2022	8,147	8,146	7,727
186340874.SRDLC, 10.09%, 03/18/2025 (a)(q)	Lending Club	03/08/2022	3,387	3,387	3,302
186341316.SRDLC, 9.74%, 02/17/2027 (a)(q)	Lending Club	02/22/2022	16,161	16,161	15,671
186342352.SRDLC, 16.49%, 03/14/2025 (a)(l)(q)	Lending Club	03/16/2022	7,695	7,695	1,214
186342803.SRDLC, 18.44%, 02/18/2025 (a)(q)	Lending Club	02/23/2022	6,759	6,759	6,587
186344749.SRDLC, 23.99%, 02/24/2025 (a)(q)	Lending Club	02/28/2022	4,156	4,156	4,033
186345496.SRDLC, 18.19%, 02/22/2027 (a)(q)	Lending Club	02/24/2022	29,403	29,403	28,514
186350286.SRDLC, 7.49%, 02/18/2025 (a)(q)	Lending Club	02/23/2022	4,782	4,782	4,678
186352548.SRDLC, 8.49%, 02/18/2025 (a)(q)	Lending Club	02/23/2022	12,854	12,854	12,544
186353252.SRDLC, 18.99%, 02/24/2025 (a)(q)	Lending Club	02/22/2022	3,405	3,405	3,319
186355122.SRDLC, 23.99%, 02/17/2027 (a)(q)	Lending Club	02/22/2022	8,599	8,599	8,424
186356513.SRDLC, 14.19%, 02/18/2025 (a)(q)	Lending Club	02/23/2022	5,804	5,804	5,653
186356520.SRDLC, 20.49%, 03/03/2027 (a)(q)	Lending Club	03/07/2022	25,807	25,807	25,059
186358108.SRDLC, 16.69%, 02/18/2025 (a)(q)	Lending Club	02/23/2022	817	817	807
186359587.SRDLC, 19.94%, 02/17/2027 (a)(q)	Lending Club	02/22/2022	14,386	14,386	14,059
186360338.SRDLC, 30.99%, 03/10/2027 (a)(l)(q)	Lending Club	03/14/2022	5,406	5,476	2,008
186362290.SRDLC, 9.69%, 02/22/2025 (a)(l)(q)	Lending Club	02/24/2022	1,811	1,811	286
186365788.SRDLC, 23.99%, 02/22/2027 (a)(q)	Lending Club	02/24/2022	25,826	25,826	25,253
186365957.SRDLC, 30.99%, 03/08/2027 (a)(q)	Lending Club	03/10/2022	12,972	13,115	12,658
186366292.SRDLC, 11.99%, 02/07/2025 (a)(q)	Lending Club	02/23/2022	1,712	1,712	1,665
186366745.SRDLC, 22.49%, 02/17/2025 (a)(l)(q)	Lending Club	02/22/2022	9,930	9,930	1,484
186366857.SRDLC, 30.99%, 03/22/2027 (a)(q)	Lending Club	03/09/2022	5,609	5,677	5,495
186367313.SRDLC, 6.59%, 02/20/2027 (a)(q)	Lending Club	02/23/2022	31,822	31,822	30,766
186367879.SRDLC, 8.99%, 02/18/2027 (a)(q)	Lending Club	02/23/2022	32,201	32,200	31,218
186368614.SRDLC, 23.99%, 02/28/2027 (a)(l)(q)	Lending Club	02/23/2022	16,752	16,752	16,176
186374382.SRDLC, 5.99%, 02/18/2025 (a)(q)	Lending Club	02/23/2022	15,806	15,806	15,462
186376281.SRDLC, 7.09%, 02/18/2027 (a)(q)	Lending Club	02/23/2022	20,680	20,680	20,100
186376929.SRDLC, 8.99%, 04/26/2025 (a)(q)	Lending Club	03/09/2022	1,659	1,659	1,623
186378594.SRDLC, 10.54%, 02/28/2025 (a)(q)	Lending Club	03/02/2022	5,832	5,832	5,648
186381065.SRDLC, 13.99%, 02/22/2027 (a)(q)	Lending Club	02/24/2022	23,914	23,914	22,760
186382921.SRDLC, 8.74%, 02/22/2025 (a)(q)	Lending Club	02/24/2022	6,418	6,418	6,263
186384422.SRDLC, 10.89%, 02/18/2025 (a)(q)	Lending Club	02/23/2022	3,246	3,246	3,144
186388373.SRDLC, 6.49%, 02/22/2025 (a)(q)	Lending Club	02/24/2022	6,340	6,340	6,202
186388863.SRDLC, 12.24%, 03/03/2027 (a)(q)	Lending Club	03/07/2022	5,989	5,989	5,730
186388985.SRDLC, 4.99%, 02/22/2027 (a)(q)	Lending Club	02/24/2022	23,653	23,653	22,859

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 7.5% (continued)
186389884.SRDLC, 15.99%, 02/18/2025 (a)(q)	Lending Club	02/23/2022	$19,995	$19,995	$19,470
186390394.SRDLC, 23.99%, 02/18/2027 (a)(q)	Lending Club	02/23/2022	12,899	12,898	12,641
186399374.SRDLC, 6.74%, 02/22/2025 (a)(q)	Lending Club	02/24/2022	16,507	16,507	16,147
186401408.SRDLC, 22.99%, 02/26/2025 (a)(q)	Lending Club	02/25/2022	3,460	3,460	3,343
186404263.SRDLC, 20.99%, 03/02/2027 (a)(q)	Lending Club	03/04/2022	8,619	8,619	8,364
186406480.SRDLC, 14.19%, 02/22/2027 (a)(l)(q)	Lending Club	02/24/2022	21,490	21,490	3,213
186407529.SRDLC, 23.49%, 02/18/2027 (a)(q)	Lending Club	02/23/2022	10,299	10,299	10,092
186407769.SRDLC, 27.99%, 03/02/2025 (a)(q)	Lending Club	03/17/2022	4,302	4,342	4,185
186409868.SRDLC, 13.24%, 02/22/2027 (a)(q)	Lending Club	02/24/2022	15,120	15,120	14,740
186410723.SRDLC, 13.24%, 02/18/2025 (a)(q)	Lending Club	02/23/2022	7,887	7,887	7,641
186411740.SRDLC, 5.09%, 02/22/2025 (a)(q)	Lending Club	02/24/2022	6,039	6,039	5,906
186412503.SRDLC, 7.59%, 03/14/2025 (a)(q)	Lending Club	03/16/2022	6,167	6,167	6,012
186414924.SRDLC, 7.59%, 02/22/2027 (a)(q)	Lending Club	02/24/2022	21,581	21,581	20,980
186415311.SRDLC, 5.49%, 02/22/2025 (a)(q)	Lending Club	02/24/2022	9,457	9,457	9,249
186417393.SRDLC, 28.74%, 03/08/2025 (a)(l)(q)	Lending Club	03/10/2022	11,335	11,483	1,824
186420008.SRDLC, 12.99%, 02/24/2025 (a)(q)	Lending Club	02/28/2022	2,625	2,625	2,553
186422320.SRDLC, 21.49%, 02/18/2027 (a)(q)	Lending Club	02/23/2022	12,774	12,774	12,093
186422693.SRDLC, 14.19%, 02/22/2027 (a)(q)	Lending Club	02/24/2022	18,984	18,984	18,216
186423051.SRDLC, 5.99%, 02/22/2025 (a)(q)	Lending Club	02/24/2022	15,806	15,806	15,460
186423124.SRDLC, 25.49%, 02/24/2025 (a)(q)	Lending Club	02/28/2022	13,951	13,951	13,819
186424467.SRDLC, 17.49%, 03/04/2025 (a)(q)	Lending Club	03/08/2022	5,578	5,627	5,391
186425657.SRDLC, 8.79%, 02/22/2025 (a)(q)	Lending Club	02/24/2022	7,062	7,062	6,838
186430295.SRDLC, 19.94%, 02/22/2027 (a)(q)	Lending Club	02/24/2022	9,309	9,309	9,101
186430834.SRDLC, 15.24%, 02/22/2027 (a)(q)	Lending Club	02/24/2022	23,885	23,885	23,147
186431339.SRDLC, 11.52%, 02/22/2027 (a)(q)	Lending Club	02/24/2022	25,250	25,250	24,548
186431907.SRDLC, 7.49%, 02/22/2025 (a)(q)	Lending Club	02/24/2022	10,200	10,200	9,979
186432025.SRDLC, 30.49%, 03/16/2027 (a)(q)	Lending Club	03/18/2022	6,768	6,806	6,631
186433520.SRDLC, 14.94%, 02/22/2027 (a)(l)(q)	Lending Club	02/24/2022	4,402	4,402	582
186435948.SRDLC, 13.49%, 02/28/2027 (a)(l)(q)	Lending Club	02/24/2022	33,605	33,605	32,630
186439607.SRDLC, 24.99%, 03/22/2025 (a)(l)(q)	Lending Club	03/10/2022	1,904	1,929	285
186441268.SRDLC, 20.49%, 04/28/2025 (a)(q)	Lending Club	03/11/2022	2,691	2,714	2,644
186442601.SRDLC, 8.49%, 02/22/2025 (a)(q)	Lending Club	02/24/2022	21,488	21,488	20,975
186443078.SRDLC, 9.99%, 02/22/2027 (a)(q)	Lending Club	02/24/2022	33	33	33
186443751.SRDLC, 27.99%, 07/17/2024 (a)(l)(q)	Lending Club	03/21/2022	11,300	11,447	11,079
186444042.SRDLC, 23.49%, 03/08/2027 (a)(q)	Lending Club	03/10/2022	7,819	7,819	7,598
186444057.SRDLC, 24.79%, 02/16/2025 (a)(l)(q)	Lending Club	02/24/2022	7,192	7,192	6,936
186444854.SRDLC, 18.49%, 02/22/2027 (a)(q)	Lending Club	02/24/2022	7,150	7,150	6,988
186445485.SRDLC, 30.99%, 03/21/2027 (a)(q)	Lending Club	03/23/2022	5,348	5,410	5,263
186445568.SRDLC, 17.49%, 02/22/2027 (a)(q)	Lending Club	02/24/2022	33,503	33,503	32,485
186448014.SRDLC, 16.49%, 02/22/2027 (a)(q)	Lending Club	02/24/2022	6,004	6,004	5,719
186448116.SRDLC, 17.99%, 02/22/2027 (a)(q)	Lending Club	02/24/2022	10,073	10,072	9,598
186449199.SRDLC, 23.99%, 03/15/2027 (a)(q)	Lending Club	03/08/2022	17,615	17,615	17,073
186450032.SRDLC, 5.09%, 02/22/2025 (a)(q)	Lending Club	02/24/2022	12,581	12,581	12,304
186450406.SRDLC, 18.19%, 02/22/2027 (a)(q)	Lending Club	02/24/2022	25,203	25,203	24,441
186451093.SRDLC, 5.59%, 02/22/2027 (a)(q)	Lending Club	02/24/2022	10,282	10,282	9,940
186455794.SRDLC, 14.19%, 02/22/2027 (a)(q)	Lending Club	02/24/2022	24,762	24,762	23,760
186457043.SRDLC, 9.49%, 02/22/2027 (a)(q)	Lending Club	02/24/2022	3,874	3,874	3,756
186460226.SRDLC, 7.49%, 03/17/2025 (a)(q)	Lending Club	03/14/2022	11,988	11,988	11,716
186462208.SRDLC, 22.99%, 02/22/2025 (a)(q)	Lending Club	02/24/2022	6,895	6,895	6,684
186465186.SRDLC, 7.59%, 02/23/2025 (a)(q)	Lending Club	02/25/2022	14,032	14,032	13,692
186465325.SRDLC, 30.49%, 03/07/2025 (a)(q)	Lending Club	03/09/2022	3,686	3,720	3,599
186469377.SRDLC, 6.59%, 02/22/2025 (a)(q)	Lending Club	02/24/2022	4,567	4,567	4,456
186470642.SRDLC, 15.69%, 02/24/2025 (a)(l)(q)	Lending Club	02/28/2022	8,402	8,402	8,149
186473434.SRDLC, 7.24%, 02/22/2025 (a)(q)	Lending Club	02/24/2022	10,822	10,822	10,559
186475599.SRDLC, 7.74%, 02/22/2025 (a)(l)(q)	Lending Club	02/24/2022	20,761	20,761	4,377

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 7.5% (continued)
186481362.SRDLC, 14.94%, 02/22/2027 (a)(l)(q)	Lending Club	02/24/2022	$9,933	$9,933	$9,456
186482676.SRDLC, 15.99%, 02/22/2025 (a)(q)	Lending Club	02/24/2022	4,332	4,332	4,203
186482761.SRDLC, 20.99%, 03/01/2025 (a)(l)(q)	Lending Club	02/28/2022	6,063	6,063	5,846
186484216.SRDLC, 9.63%, 02/22/2027 (a)(q)	Lending Club	02/24/2022	26,986	26,986	26,230
186485157.SRDLC, 20.49%, 02/22/2027 (a)(l)(q)	Lending Club	02/24/2022	30,644	30,644	29,787
186488587.SRDLC, 9.63%, 02/22/2027 (a)(q)	Lending Club	02/24/2022	11,306	11,306	10,985
186494520.SRDLC, 20.99%, 02/22/2025 (a)(q)	Lending Club	02/24/2022	3,347	3,347	3,278
186498606.SRDLC, 4.99%, 02/02/2027 (a)(l)(q)	Lending Club	02/24/2022	9,028	9,028	2,401
186499265.SRDLC, 10.59%, 02/11/2025 (a)(q)	Lending Club	02/24/2022	9,244	9,244	8,976
186499500.SRDLC, 7.09%, 03/16/2027 (a)(q)	Lending Club	03/15/2022	25,213	25,213	24,454
186499981.SRDLC, 7.09%, 02/22/2025 (a)(q)	Lending Club	02/24/2022	25,444	25,444	24,599
186500365.SRDLC, 21.79%, 02/22/2025 (a)(q)	Lending Club	02/24/2022	4,114	4,114	3,995
186500893.SRDLC, 19.99%, 03/21/2027 (a)(q)	Lending Club	03/23/2022	18,546	18,752	17,862
186507209.SRDLC, 9.74%, 02/22/2027 (a)(q)	Lending Club	02/24/2022	32,321	32,321	31,341
186509911.SRDLC, 16.49%, 03/10/2025 (a)(q)	Lending Club	03/14/2022	3,817	3,817	3,700
186512499.SRDLC, 26.49%, 02/23/2025 (a)(q)	Lending Club	02/25/2022	13,528	13,528	13,374
186512978.SRDLC, 8.24%, 02/23/2025 (a)(q)	Lending Club	02/25/2022	9,601	9,601	9,369
186516008.SRDLC, 12.34%, 02/23/2025 (a)(q)	Lending Club	02/25/2022	3,241	3,241	3,151
186517183.SRDLC, 30.99%, 03/17/2027 (a)(q)	Lending Club	03/08/2022	6,798	6,882	6,595
186518196.SRDLC, 10.54%, 02/25/2025 (a)(l)(q)	Lending Club	02/25/2022	8,290	8,290	934
186519049.SRDLC, 14.49%, 02/07/2025 (a)(q)	Lending Club	02/24/2022	9,816	9,816	9,554
186519359.SRDLC, 8.99%, 02/25/2025 (a)(q)	Lending Club	02/25/2022	6,432	6,432	6,275
186520234.SRDLC, 17.19%, 02/05/2027 (a)(l)(q)	Lending Club	03/02/2022	6,758	6,758	1,281
186522630.SRDLC, 12.49%, 02/23/2025 (a)(q)	Lending Club	02/25/2022	17,022	17,022	16,550
186525066.SRDLC, 6.49%, 03/09/2025 (a)(q)	Lending Club	03/11/2022	26,443	26,443	25,852
186525669.SRDLC, 6.49%, 03/12/2025 (a)(l)(q)	Lending Club	03/02/2022	6,637	6,637	6,487
186526396.SRDLC, 28.99%, 02/24/2027 (a)(q)	Lending Club	02/28/2022	4,917	4,917	4,861
186527225.SRDLC, 18.49%, 02/22/2027 (a)(q)	Lending Club	02/24/2022	16,823	16,823	16,442
186527801.SRDLC, 8.24%, 02/28/2025 (a)(q)	Lending Club	03/02/2022	7,681	7,681	7,492
186531370.SRDLC, 8.79%, 02/22/2025 (a)(q)	Lending Club	02/24/2022	3,852	3,852	3,730
186532892.SRDLC, 28.99%, 08/16/2025 (a)(l)(q)	Lending Club	03/14/2022	4,480	4,538	642
186534674.SRDLC, 5.99%, 02/28/2025 (a)(q)	Lending Club	03/02/2022	4,110	4,110	4,017
186535728.SRDLC, 9.63%, 02/23/2027 (a)(q)	Lending Club	02/25/2022	22,613	22,613	21,973
186538516.SRDLC, 30.99%, 03/14/2025 (a)(q)	Lending Club	03/16/2022	5,910	5,966	5,768
186538736.SRDLC, 8.24%, 02/28/2025 (a)(q)	Lending Club	03/02/2022	4,480	4,480	4,370
186539534.SRDLC, 17.94%, 02/22/2025 (a)(q)	Lending Club	02/24/2022	10,095	10,095	9,835
186542560.SRDLC, 24.99%, 02/23/2027 (a)(q)	Lending Club	02/25/2022	17,263	17,263	16,376
186542844.SRDLC, 17.19%, 03/03/2027 (a)(q)	Lending Club	03/07/2022	18,635	18,635	17,997
186544047.SRDLC, 20.99%, 03/17/2027 (a)(q)	Lending Club	03/21/2022	9,308	9,411	8,959
186544338.SRDLC, 15.24%, 02/22/2027 (a)(q)	Lending Club	02/24/2022	5,805	5,805	5,527
186545919.SRDLC, 13.94%, 02/23/2025 (a)(q)	Lending Club	02/25/2022	5,906	5,906	5,751
186549505.SRDLC, 22.99%, 02/24/2025 (a)(q)	Lending Club	02/28/2022	6,895	6,895	6,689
186549507.SRDLC, 27.99%, 03/14/2024 (a)(l)(q)	Lending Club	03/16/2022	5,820	5,892	5,761
186552069.SRDLC, 14.99%, 02/23/2027 (a)(q)	Lending Club	02/25/2022	33,136	33,136	32,114
186552397.SRDLC, 10.54%, 02/23/2025 (a)(l)(q)	Lending Club	02/25/2022	4,088	4,088	3,949
186553759.SRDLC, 15.49%, 02/23/2025 (a)(l)(q)	Lending Club	02/25/2022	1,331	1,331	1,288
186556405.SRDLC, 23.99%, 03/10/2025 (a)(q)	Lending Club	03/14/2022	17,223	17,379	16,870
186556557.SRDLC, 18.99%, 02/23/2025 (a)(q)	Lending Club	02/25/2022	4,735	4,735	4,598
186556881.SRDLC, 21.99%, 02/23/2025 (a)(q)	Lending Club	02/25/2022	6,177	6,177	6,001
186560731.SRDLC, 13.49%, 02/24/2027 (a)(q)	Lending Club	02/28/2022	19,745	19,745	19,248
186561715.SRDLC, 22.99%, 06/23/2025 (a)(l)(q)	Lending Club	02/25/2022	4,147	4,147	939
186563488.SRDLC, 9.63%, 03/02/2027 (a)(q)	Lending Club	02/25/2022	32,989	32,989	31,858
186563944.SRDLC, 7.09%, 02/23/2025 (a)(q)	Lending Club	02/25/2022	7,954	7,954	7,690
186564080.SRDLC, 6%, 02/22/2025 (a)(q)	Lending Club	03/08/2022	10,185	10,185	9,859
186566370.SRDLC, 7.09%, 02/25/2027 (a)(l)(q)	Lending Club	03/01/2022	21,895	21,895	3,241

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 7.5% (continued)
186566531.SRDLC, 18.99%, 02/23/2025 (a)(q)	Lending Club	02/25/2022	$4,059	$4,059	$3,941
186568548.SRDLC, 22.99%, 03/02/2025 (a)(q)	Lending Club	03/04/2022	3,573	3,573	3,424
186568662.SRDLC, 30.99%, 12/14/2027 (a)(l)(q)	Lending Club	03/16/2022	14,477	14,665	2,510
186571697.SRDLC, 18.99%, 02/28/2025 (a)(q)	Lending Club	03/02/2022	6,494	6,494	6,309
186572822.SRDLC, 9.49%, 03/13/2027 (a)(q)	Lending Club	03/04/2022	8,247	8,247	7,977
186573934.SRDLC, 17.69%, 02/23/2027 (a)(q)	Lending Club	02/25/2022	6,706	6,706	6,391
186574776.SRDLC, 23.49%, 02/24/2027 (a)(q)	Lending Club	02/28/2022	8,583	8,583	8,421
186576309.SRDLC, 17.99%, 02/25/2027 (a)(q)	Lending Club	03/01/2022	9,211	9,211	8,933
186576419.SRDLC, 30.99%, 03/29/2025 (a)(l)(q)	Lending Club	03/31/2022	3,810	3,844	3,639
186588133.SRDLC, 24.99%, 03/16/2027 (a)(l)(q)	Lending Club	03/09/2022	14,095	14,095	13,207
186598394.SRDLC, 18.99%, 03/17/2027 (a)(l)(q)	Lending Club	03/11/2022	25,241	25,241	2,071
186604983.SRDLC, 8.49%, 02/28/2025 (a)(q)	Lending Club	02/28/2022	12,835	12,835	12,506
186606803.SRDLC, 22.69%, 02/25/2027 (a)(q)	Lending Club	03/01/2022	15,401	15,401	15,114
186606885.SRDLC, 22.99%, 02/28/2025 (a)(q)	Lending Club	02/28/2022	1,567	1,567	1,519
186606955.SRDLC, 10.99%, 03/04/2025 (a)(q)	Lending Club	03/08/2022	10,141	10,141	9,834
186609833.SRDLC, 16.49%, 02/24/2027 (a)(q)	Lending Club	02/28/2022	18,013	18,013	17,163
186611261.SRDLC, 23.49%, 02/24/2027 (a)(l)(q)	Lending Club	02/28/2022	8,809	8,809	1,877
186611625.SRDLC, 5.99%, 02/28/2025 (a)(q)	Lending Club	03/02/2022	2,845	2,845	2,781
186611666.SRDLC, 15.99%, 02/24/2027 (a)(q)	Lending Club	02/28/2022	29,124	29,124	27,746
186612790.SRDLC, 8.99%, 03/10/2027 (a)(q)	Lending Club	03/07/2022	9,858	9,858	9,536
186614496.SRDLC, 28.99%, 03/16/2025 (a)(q)	Lending Club	03/18/2022	10,674	10,766	10,462
186615940.SRDLC, 22.99%, 02/24/2025 (a)(q)	Lending Club	02/28/2022	5,521	5,521	5,337
186616543.SRDLC, 25.49%, 02/24/2025 (a)(l)(q)	Lending Club	02/28/2022	2,500	2,500	2,475
186617731.SRDLC, 16.19%, 02/28/2025 (a)(l)(q)	Lending Club	03/01/2022	10,442	10,442	10,114
186617758.SRDLC, 5.99%, 02/28/2025 (a)(q)	Lending Club	03/02/2022	18,968	18,968	18,539
186618032.SRDLC, 10.59%, 02/25/2027 (a)(q)	Lending Club	03/01/2022	32,457	32,457	31,622
186618575.SRDLC, 18.99%, 02/18/2025 (a)(q)	Lending Club	02/28/2022	9,414	9,414	9,143
186618990.SRDLC, 12.49%, 02/24/2025 (a)(q)	Lending Club	02/28/2022	1,178	1,178	1,142
186620390.SRDLC, 21.99%, 02/28/2025 (a)(l)(q)	Lending Club	02/28/2022	9,064	9,064	1,355
186621339.SRDLC, 15.69%, 02/24/2025 (a)(q)	Lending Club	02/28/2022	2,795	2,795	2,723
186622303.SRDLC, 30.99%, 03/03/2025 (a)(q)	Lending Club	03/07/2022	3,271	3,301	3,179
186623473.SRDLC, 10.99%, 02/15/2025 (a)(q)	Lending Club	03/01/2022	3,877	3,877	3,769
186627742.SRDLC, 9.99%, 02/28/2027 (a)(q)	Lending Club	03/02/2022	24,120	24,120	23,384
186630251.SRDLC, 18.99%, 02/07/2025 (a)(q)	Lending Club	02/28/2022	14,597	14,597	14,039
186632305.SRDLC, 18.99%, 02/24/2025 (a)(q)	Lending Club	02/28/2022	9,741	9,741	9,462
186632825.SRDLC, 28.99%, 03/15/2025 (a)(l)(q)	Lending Club	03/11/2022	1,876	1,901	510
186635190.SRDLC, 6.59%, 02/25/2025 (a)(q)	Lending Club	03/01/2022	5,709	5,709	5,570
186636012.SRDLC, 22.99%, 02/25/2025 (a)(q)	Lending Club	03/01/2022	2,068	2,068	2,007
186638846.SRDLC, 14.99%, 02/28/2027 (a)(q)	Lending Club	03/02/2022	9,941	9,941	9,631
186639728.SRDLC, 8.79%, 02/25/2025 (a)(q)	Lending Club	03/01/2022	8,988	8,988	8,707
186640995.SRDLC, 15.94%, 02/25/2027 (a)(q)	Lending Club	03/01/2022	9,983	9,983	9,513
186643887.SRDLC, 8.99%, 02/28/2027 (a)(q)	Lending Club	03/02/2022	6,038	6,038	5,849
186644292.SRDLC, 8.99%, 02/25/2025 (a)(q)	Lending Club	03/01/2022	13,875	13,875	13,545
186647083.SRDLC, 21.99%, 02/28/2027 (a)(q)	Lending Club	03/02/2022	17,706	17,706	16,573
186647551.SRDLC, 19.99%, 03/14/2024 (a)(q)	Lending Club	03/16/2022	3,687	3,702	3,648
186647860.SRDLC, 17.94%, 03/08/2025 (a)(q)	Lending Club	03/01/2022	4,943	4,943	4,782
186648726.SRDLC, 6.99%, 02/28/2025 (a)(q)	Lending Club	03/02/2022	6,357	6,357	6,214
186649759.SRDLC, 7.49%, 02/28/2025 (a)(q)	Lending Club	03/02/2022	16,574	16,574	16,203
186651540.SRDLC, 8.99%, 02/01/2025 (a)(l)(q)	Lending Club	03/02/2022	16,084	16,084	15,667
186652442.SRDLC, 22.99%, 02/25/2027 (a)(q)	Lending Club	03/01/2022	10,279	10,279	10,088
186655839.SRDLC, 4.99%, 02/28/2025 (a)(l)(q)	Lending Club	03/02/2022	19,036	19,036	18,607
186656549.SRDLC, 27.99%, 02/25/2027 (a)(q)	Lending Club	03/01/2022	21,815	21,815	21,171
186657762.SRDLC, 8.99%, 02/28/2027 (a)(q)	Lending Club	03/02/2022	31,396	31,396	30,415
186659296.SRDLC, 12.34%, 03/04/2025 (a)(q)	Lending Club	03/08/2022	27,222	27,222	26,397
186661222.SRDLC, 22.99%, 02/25/2025 (a)(q)	Lending Club	03/01/2022	6,895	6,895	6,692

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 7.5% (continued)
186663166.SRDLC, 19.94%, 02/28/2025 (a)(q)	Lending Club	03/02/2022	$6,796	$6,796	$6,667
186663937.SRDLC, 30.49%, 06/26/2025 (a)(l)(q)	Lending Club	03/01/2022	13,656	13,656	405
186664039.SRDLC, 30.99%, 03/14/2025 (a)(l)(q)	Lending Club	03/16/2022	1,243	1,260	—
186667574.SRDLC, 18.49%, 02/28/2027 (a)(q)	Lending Club	03/02/2022	19,349	19,349	18,733
186668155.SRDLC, 25.99%, 02/25/2025 (a)(q)	Lending Club	03/01/2022	1,958	1,958	1,940
186669127.SRDLC, 11.52%, 03/02/2027 (a)(l)(q)	Lending Club	03/02/2022	34,146	34,146	9,569
186669465.SRDLC, 11.19%, 02/28/2025 (a)(q)	Lending Club	03/02/2022	5,850	5,850	5,667
186671873.SRDLC, 16.24%, 03/19/2025 (a)(q)	Lending Club	03/09/2022	4,542	4,582	4,384
186672812.SRDLC, 30.99%, 02/28/2027 (a)(q)	Lending Club	03/02/2022	11,436	11,436	11,537
186673896.SRDLC, 17.49%, 02/16/2025 (a)(q)	Lending Club	03/02/2022	12,947	12,947	12,578
186675548.SRDLC, 14.49%, 03/02/2025 (a)(q)	Lending Club	03/04/2022	5,647	5,647	5,439
186676177.SRDLC, 30.99%, 03/23/2027 (a)(l)(q)	Lending Club	03/16/2022	7,583	7,682	910
186678676.SRDLC, 22.99%, 02/28/2025 (a)(q)	Lending Club	03/02/2022	4,009	4,009	3,892
186681238.SRDLC, 30.99%, 03/09/2027 (a)(q)	Lending Club	03/11/2022	10,696	10,819	10,451
186682233.SRDLC, 12.74%, 03/03/2027 (a)(q)	Lending Club	03/07/2022	20,007	20,007	19,447
186682717.SRDLC, 30.49%, 03/09/2027 (a)(q)	Lending Club	03/11/2022	8,544	8,642	8,347
186683202.SRDLC, 23.79%, 02/28/2025 (a)(l)(q)	Lending Club	03/02/2022	6,464	6,464	1,447
186684633.SRDLC, 5.99%, 03/01/2025 (a)(l)(q)	Lending Club	03/02/2022	13,858	13,858	13,547
186685210.SRDLC, 10.99%, 02/28/2027 (a)(q)	Lending Club	03/02/2022	12,195	12,195	11,821
186686440.SRDLC, 10.99%, 02/28/2025 (a)(l)(q)	Lending Club	03/02/2022	9,203	9,203	8,922
186690505.SRDLC, 7.24%, 02/28/2025 (a)(q)	Lending Club	03/02/2022	9,549	9,549	9,335
186691527.SRDLC, 22.99%, 02/28/2025 (a)(l)(q)	Lending Club	03/02/2022	1,074	1,074	1,026
186693132.SRDLC, 7.79%, 02/28/2025 (a)(l)(q)	Lending Club	03/02/2022	3,662	3,662	3,570
186693742.SRDLC, 30.99%, 03/14/2027 (a)(l)(q)	Lending Club	03/16/2022	10,702	10,835	10,459
186694140.SRDLC, 9.99%, 02/28/2025 (a)(q)	Lending Club	03/02/2022	2,972	2,972	2,900
186694143.SRDLC, 5.59%, 02/28/2027 (a)(q)	Lending Club	03/02/2022	10,282	10,282	9,933
186695293.SRDLC, 10.24%, 03/04/2027 (a)(q)	Lending Club	03/08/2022	8,244	8,244	7,983
186696309.SRDLC, 30.99%, 03/24/2027 (a)(l)(q)	Lending Club	03/16/2022	11,374	11,522	11,035
186697126.SRDLC, 6.49%, 02/28/2025 (a)(q)	Lending Club	03/02/2022	1,585	1,585	1,549
186697448.SRDLC, 6.49%, 02/28/2027 (a)(q)	Lending Club	03/02/2022	15,895	15,895	15,359
186697817.SRDLC, 8.44%, 03/14/2027 (a)(q)	Lending Club	03/16/2022	8,993	8,993	8,730
186699230.SRDLC, 27.49%, 02/28/2027 (a)(q)	Lending Club	03/02/2022	21,775	21,775	21,197
186701229.SRDLC, 5.99%, 02/28/2025 (a)(q)	Lending Club	03/02/2022	7,587	7,587	7,416
186701588.SRDLC, 7.49%, 02/28/2025 (a)(q)	Lending Club	03/02/2022	2,040	2,040	1,994
186703239.SRDLC, 9.99%, 02/28/2027 (a)(q)	Lending Club	03/02/2022	32,362	32,362	31,359
186703275.SRDLC, 10.49%, 02/28/2027 (a)(q)	Lending Club	03/02/2022	16,221	16,221	15,720
186703553.SRDLC, 7.24%, 02/28/2025 (a)(l)(q)	Lending Club	03/02/2022	3,489	3,489	3,414
186704869.SRDLC, 27.99%, 02/28/2025 (a)(q)	Lending Club	03/02/2022	3,880	3,880	3,855
186706496.SRDLC, 4.99%, 03/07/2025 (a)(q)	Lending Club	03/09/2022	13,120	13,120	12,825
186710117.SRDLC, 10.99%, 03/10/2025 (a)(q)	Lending Club	03/14/2022	1,126	1,126	1,098
186712916.SRDLC, 17.44%, 02/28/2027 (a)(q)	Lending Club	03/02/2022	13,391	13,391	12,751
186715502.SRDLC, 8.74%, 03/30/2025 (a)(q)	Lending Club	03/04/2022	20,059	20,059	19,533
186716052.SRDLC, 14.49%, 03/03/2027 (a)(q)	Lending Club	03/07/2022	9,239	9,239	8,844
186718466.SRDLC, 27.49%, 03/30/2027 (a)(l)(q)	Lending Club	04/01/2022	17,839	18,052	16,885
186720629.SRDLC, 30.99%, 03/22/2025 (a)(q)	Lending Club	03/17/2022	11,203	11,310	10,953
186724366.SRDLC, 27.99%, 03/20/2025 (a)(q)	Lending Club	03/16/2022	1,840	1,857	1,796
186728098.SRDLC, 11.19%, 03/04/2027 (a)(q)	Lending Club	03/08/2022	9,935	9,935	9,622
186731533.SRDLC, 17.49%, 03/07/2025 (a)(q)	Lending Club	03/09/2022	3,138	3,166	3,029
186732927.SRDLC, 4.99%, 03/02/2027 (a)(q)	Lending Club	03/04/2022	32,158	32,158	31,062
186735419.SRDLC, 8.59%, 03/02/2025 (a)(q)	Lending Club	03/04/2022	6,681	6,681	6,513
186737733.SRDLC, 21.99%, 03/02/2025 (a)(q)	Lending Club	03/04/2022	10,671	10,671	10,273
186747376.SRDLC, 7.59%, 03/07/2025 (a)(q)	Lending Club	03/09/2022	7,312	7,312	7,055
186748363.SRDLC, 5.59%, 03/02/2025 (a)(q)	Lending Club	03/04/2022	9,212	9,212	8,972
186748391.SRDLC, 20.99%, 03/07/2025 (a)(q)	Lending Club	03/09/2022	1,012	1,021	985
186751096.SRDLC, 4.99%, 03/15/2025 (a)(q)	Lending Club	03/04/2022	5,263	5,263	5,141

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 7.5% (continued)
186752739.SRDLC, 12.69%, 03/07/2027 (a)(q)	Lending Club	03/09/2022	$9,168	$9,168	$8,883
186754103.SRDLC, 30.99%, 03/03/2027 (a)(l)(q)	Lending Club	03/07/2022	8,414	8,523	1,258
186758530.SRDLC, 20.99%, 03/08/2027 (a)(q)	Lending Club	03/10/2022	13,985	13,985	13,563
186759602.SRDLC, 30.99%, 03/04/2027 (a)(l)(q)	Lending Club	03/08/2022	19,560	19,815	2,924
186759667.SRDLC, 8.99%, 03/16/2027 (a)(q)	Lending Club	03/14/2022	18,888	18,888	18,278
186761684.SRDLC, 24.49%, 03/10/2026 (a)(l)(q)	Lending Club	03/14/2022	11,521	11,667	11,293
186765099.SRDLC, 23.99%, 03/03/2025 (a)(q)	Lending Club	03/07/2022	13,635	13,635	13,080
186766384.SRDLC, 17.19%, 03/02/2027 (a)(q)	Lending Club	03/04/2022	5,945	5,945	5,738
186767172.SRDLC, 25.99%, 03/08/2025 (a)(q)	Lending Club	03/10/2022	1,447	1,461	1,417
186767656.SRDLC, 6.59%, 03/02/2025 (a)(q)	Lending Club	03/04/2022	5,953	5,953	5,798
186771871.SRDLC, 6.49%, 03/02/2025 (a)(q)	Lending Club	03/04/2022	6,611	6,611	6,464
186771996.SRDLC, 14.49%, 03/03/2025 (a)(q)	Lending Club	03/07/2022	7,705	7,705	7,445
186772214.SRDLC, 8.24%, 03/02/2025 (a)(q)	Lending Club	03/04/2022	11,671	11,671	11,369
186773721.SRDLC, 18.99%, 03/22/2025 (a)(q)	Lending Club	03/24/2022	10,530	10,625	10,254
186776246.SRDLC, 30.99%, 03/24/2025 (a)(q)	Lending Club	03/28/2022	7,387	7,457	7,283
186776862.SRDLC, 12.74%, 03/02/2025 (a)(l)(q)	Lending Club	03/04/2022	12,020	12,020	1,797
186778413.SRDLC, 15.69%, 03/04/2025 (a)(q)	Lending Club	03/08/2022	2,228	2,228	2,181
186778695.SRDLC, 14.69%, 03/15/2025 (a)(q)	Lending Club	03/04/2022	6,937	6,937	6,714
186779898.SRDLC, 9.09%, 03/03/2025 (a)(q)	Lending Club	03/07/2022	4,688	4,688	4,571
186780275.SRDLC, 19.99%, 04/20/2025 (a)(q)	Lending Club	04/07/2022	7,369	7,434	7,063
186782843.SRDLC, 24.79%, 07/08/2025 (a)(l)(q)	Lending Club	03/10/2022	17,864	17,864	11,419
186784007.SRDLC, 28.99%, 03/09/2025 (a)(q)	Lending Club	03/11/2022	14,655	14,655	14,045
186784052.SRDLC, 30.99%, 03/10/2025 (a)(q)	Lending Club	03/14/2022	11,081	11,185	10,789
186784874.SRDLC, 12.54%, 04/04/2025 (a)(q)	Lending Club	04/06/2022	3,536	3,568	3,384
186786554.SRDLC, 11.74%, 03/02/2027 (a)(q)	Lending Club	03/04/2022	26,102	26,102	25,284
186787477.SRDLC, 5.99%, 03/10/2025 (a)(q)	Lending Club	03/07/2022	3,303	3,303	3,228
186787643.SRDLC, 7.59%, 03/14/2025 (a)(l)(q)	Lending Club	03/16/2022	373	373	371
186787670.SRDLC, 30.99%, 03/22/2027 (a)(l)(q)	Lending Club	03/10/2022	11,199	11,345	—
186788217.SRDLC, 15.99%, 03/03/2027 (a)(q)	Lending Club	03/07/2022	29,581	29,581	28,554
186791798.SRDLC, 23.99%, 03/16/2027 (a)(q)	Lending Club	03/04/2022	22,077	22,077	21,319
186792901.SRDLC, 14.99%, 03/03/2027 (a)(q)	Lending Club	03/07/2022	6,733	6,733	6,499
186793247.SRDLC, 17.49%, 03/10/2025 (a)(q)	Lending Club	03/14/2022	1,952	1,969	1,889
186797391.SRDLC, 30.99%, 03/04/2027 (a)(q)	Lending Club	03/08/2022	8,735	8,835	8,510
186799571.SRDLC, 16.49%, 03/11/2027 (a)(q)	Lending Club	03/04/2022	10,647	10,647	10,083
186799618.SRDLC, 28.99%, 03/16/2025 (a)(q)	Lending Club	03/18/2022	1,465	1,479	1,438
186801721.SRDLC, 10.49%, 03/03/2025 (a)(q)	Lending Club	03/07/2022	6,744	6,744	6,539
186803441.SRDLC, 10.99%, 03/17/2027 (a)(q)	Lending Club	03/16/2022	33,160	33,160	32,107
186804749.SRDLC, 16.19%, 03/03/2025 (a)(q)	Lending Club	03/07/2022	2,218	2,218	2,154
186805386.SRDLC, 6.74%, 03/03/2025 (a)(q)	Lending Club	03/07/2022	9,929	9,929	9,709
186805633.SRDLC, 18.49%, 03/11/2025 (a)(q)	Lending Club	03/15/2022	3,502	3,533	3,390
186806066.SRDLC, 5.59%, 03/15/2025 (a)(q)	Lending Club	03/09/2022	1,426	1,426	1,417
186809107.SRDLC, 28.99%, 03/08/2025 (a)(q)	Lending Club	03/10/2022	2,858	2,884	2,791
186810869.SRDLC, 24.99%, 03/15/2025 (a)(l)(q)	Lending Club	03/08/2022	10,628	10,628	2,448
186811188.SRDLC, 16.19%, 03/16/2025 (a)(l)(q)	Lending Club	03/07/2022	5,910	5,910	5,711
186813004.SRDLC, 17.99%, 03/17/2025 (a)(q)	Lending Club	03/10/2022	5,272	5,319	5,099
186813237.SRDLC, 6.99%, 03/03/2025 (a)(q)	Lending Club	03/07/2022	16,569	16,569	16,202
186815269.SRDLC, 30.99%, 06/04/2025 (a)(l)(q)	Lending Club	03/08/2022	12,519	12,682	5,349
186816361.SRDLC, 12.99%, 03/07/2025 (a)(q)	Lending Club	03/08/2022	3,418	3,418	3,296
186816513.SRDLC, 14.99%, 03/18/2027 (a)(q)	Lending Club	03/07/2022	7,141	7,141	6,901
186816681.SRDLC, 12.99%, 03/03/2025 (a)(q)	Lending Club	03/07/2022	10,240	10,240	9,929
186818765.SRDLC, 30.99%, 03/10/2027 (a)(l)(q)	Lending Club	03/07/2022	4,774	4,836	714
186819598.SRDLC, 18.49%, 03/18/2025 (a)(q)	Lending Club	03/22/2022	3,852	3,887	3,734
186819952.SRDLC, 30.99%, 03/10/2028 (a)(l)(q)	Lending Club	03/07/2022	5,774	5,850	863
186820218.SRDLC, 13.19%, 03/27/2027 (a)(q)	Lending Club	03/07/2022	19,433	19,433	18,827
186820799.SRDLC, 26.49%, 03/14/2026 (a)(q)	Lending Club	03/16/2022	3,287	3,324	3,236

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 7.5% (continued)
186823822.SRDLC, 7.74%, 03/16/2025 (a)(q)	Lending Club	03/08/2022	$6,006	$6,006	$5,854
186824468.SRDLC, 9.49%, 03/14/2027 (a)(q)	Lending Club	03/16/2022	14,788	14,788	14,318
186825061.SRDLC, 9.99%, 03/15/2027 (a)(q)	Lending Club	03/07/2022	27,818	27,818	26,926
186826265.SRDLC, 28.49%, 03/03/2025 (a)(q)	Lending Club	03/07/2022	1,664	1,679	1,620
186826333.SRDLC, 25.99%, 03/20/2027 (a)(q)	Lending Club	03/17/2022	4,410	4,460	4,303
186831107.SRDLC, 22.99%, 04/09/2025 (a)(l)(q)	Lending Club	03/18/2022	2,483	2,506	2,413
186831594.SRDLC, 6.59%, 03/03/2025 (a)(q)	Lending Club	03/07/2022	13,228	13,228	12,885
186832201.SRDLC, 16.39%, 03/03/2025 (a)(q)	Lending Club	03/07/2022	12,764	12,764	12,359
186832447.SRDLC, 5.59%, 03/03/2025 (a)(q)	Lending Club	03/07/2022	1,974	1,974	1,923
186833531.SRDLC, 30.99%, 04/05/2025 (a)(q)	Lending Club	04/07/2022	9,144	9,232	8,770
186833830.SRDLC, 28.99%, 03/15/2025 (a)(q)	Lending Club	03/08/2022	2,978	3,006	2,895
186834062.SRDLC, 5.59%, 03/03/2027 (a)(q)	Lending Club	03/07/2022	24,190	24,190	23,372
186834383.SRDLC, 6.59%, 03/04/2025 (a)(q)	Lending Club	03/08/2022	26,456	26,456	25,772
186835181.SRDLC, 6.59%, 03/03/2025 (a)(q)	Lending Club	03/07/2022	6,548	6,548	6,378
186835752.SRDLC, 9.69%, 03/08/2025 (a)(q)	Lending Club	03/10/2022	20,154	20,154	19,652
186836967.SRDLC, 12.69%, 03/07/2027 (a)(l)(q)	Lending Club	03/09/2022	5,943	5,943	5,758
186837086.SRDLC, 14.49%, 03/10/2027 (a)(q)	Lending Club	03/07/2022	14,334	14,334	13,575
186837726.SRDLC, 7.59%, 03/03/2025 (a)(q)	Lending Club	03/07/2022	5,261	5,261	5,075
186838206.SRDLC, 6.59%, 03/07/2025 (a)(q)	Lending Club	03/09/2022	12,567	12,567	12,242
186838258.SRDLC, 14.24%, 03/07/2025 (a)(q)	Lending Club	03/09/2022	4,393	4,431	4,245
186838683.SRDLC, 11.24%, 03/20/2025 (a)(q)	Lending Club	03/11/2022	9,013	9,013	8,740
186839002.SRDLC, 24.49%, 03/03/2027 (a)(l)(q)	Lending Club	03/07/2022	4,628	4,689	692
186841310.SRDLC, 9.29%, 03/03/2025 (a)(l)(q)	Lending Club	03/07/2022	8,044	8,044	7,761
186841662.SRDLC, 25.99%, 03/20/2027 (a)(l)(q)	Lending Club	03/11/2022	24,111	24,425	3,605
186842035.SRDLC, 17.19%, 03/04/2025 (a)(q)	Lending Club	03/08/2022	1,392	1,392	1,349
186842406.SRDLC, 9.59%, 03/10/2025 (a)(q)	Lending Club	03/14/2022	3,354	3,354	3,253
186842521.SRDLC, 16.19%, 03/15/2025 (a)(l)(q)	Lending Club	03/07/2022	3,066	3,066	265
186842695.SRDLC, 30.99%, 03/21/2027 (a)(l)(q)	Lending Club	03/23/2022	13,104	13,274	1,879
186843462.SRDLC, 28.49%, 04/04/2027 (a)(l)(q)	Lending Club	04/06/2022	17,900	18,122	16,947
186843869.SRDLC, 25.74%, 03/24/2025 (a)(q)	Lending Club	03/28/2022	4,338	4,377	4,275
186844674.SRDLC, 17.19%, 03/04/2025 (a)(q)	Lending Club	03/08/2022	1,670	1,670	1,617
186845535.SRDLC, 11.49%, 03/03/2025 (a)(l)(q)	Lending Club	03/07/2022	3,125	3,125	296
186845838.SRDLC, 17.19%, 03/04/2025 (a)(q)	Lending Club	03/08/2022	3,481	3,481	3,371
186845846.SRDLC, 11.69%, 03/07/2025 (a)(q)	Lending Club	03/09/2022	6,106	6,106	5,893
186847292.SRDLC, 30.99%, 03/07/2027 (a)(l)(q)	Lending Club	03/09/2022	14,436	14,624	2,158
186847923.SRDLC, 30.99%, 03/14/2025 (a)(q)	Lending Club	03/16/2022	5,910	5,965	5,794
186848558.SRDLC, 25.49%, 03/15/2025 (a)(q)	Lending Club	03/10/2022	5,206	5,217	5,077
186849373.SRDLC, 12.49%, 03/03/2025 (a)(q)	Lending Club	03/07/2022	663	663	646
186849738.SRDLC, 15.69%, 03/04/2025 (a)(q)	Lending Club	03/08/2022	640	640	620
186850090.SRDLC, 30.99%, 03/03/2027 (a)(q)	Lending Club	03/07/2022	9,805	9,917	9,546
186851000.SRDLC, 11.19%, 03/04/2025 (a)(q)	Lending Club	03/08/2022	13,453	13,453	13,102
186851436.SRDLC, 20.49%, 03/03/2025 (a)(q)	Lending Club	03/07/2022	4,523	4,563	4,379
186851932.SRDLC, 28.99%, 03/07/2024 (a)(q)	Lending Club	03/09/2022	2,541	2,557	2,529
186852060.SRDLC, 25.49%, 03/07/2025 (a)(q)	Lending Club	03/09/2022	3,322	3,352	3,251
186852061.SRDLC, 15.99%, 03/04/2025 (a)(q)	Lending Club	03/08/2022	1,385	1,385	1,341
186853537.SRDLC, 30.99%, 03/03/2027 (a)(q)	Lending Club	03/07/2022	17,827	18,031	17,356
186854659.SRDLC, 18.49%, 03/04/2027 (a)(q)	Lending Club	03/08/2022	3,006	3,006	2,919
186855078.SRDLC, 22.49%, 03/15/2025 (a)(l)(q)	Lending Club	03/11/2022	6,317	6,399	1,095
186855159.SRDLC, 23.99%, 03/28/2027 (a)(q)	Lending Club	03/09/2022	22,094	22,094	21,363
186855976.SRDLC, 30.99%, 03/07/2027 (a)(l)(q)	Lending Club	03/09/2022	11,827	11,981	1,768
186856510.SRDLC, 30.99%, 03/21/2025 (a)(q)	Lending Club	03/07/2022	4,232	4,271	4,159
186857181.SRDLC, 30.99%, 03/03/2027 (a)(q)	Lending Club	03/07/2022	11,142	11,269	10,848
186859192.SRDLC, 25.99%, 03/03/2027 (a)(q)	Lending Club	03/07/2022	5,263	5,263	5,053
186859612.SRDLC, 23.49%, 03/07/2027 (a)(q)	Lending Club	03/09/2022	19,830	19,830	19,265
186859882.SRDLC, 20.99%, 03/04/2027 (a)(q)	Lending Club	03/08/2022	7,239	7,239	7,032

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 7.5% (continued)
186860203.SRDLC, 6.99%, 03/11/2025 (a)(q)	Lending Club	03/15/2022	$26,510	$26,510	$25,919
186860250.SRDLC, 30.99%, 03/20/2027 (a)(l)(q)	Lending Club	03/09/2022	11,671	11,823	1,745
186860547.SRDLC, 9.99%, 03/04/2027 (a)(q)	Lending Club	03/08/2022	24,703	24,703	23,920
186861655.SRDLC, 20.49%, 03/10/2027 (a)(l)(q)	Lending Club	03/14/2022	6,632	6,632	992
186862002.SRDLC, 22.49%, 03/04/2027 (a)(q)	Lending Club	03/08/2022	16,450	16,450	15,982
186862268.SRDLC, 30.99%, 03/03/2027 (a)(l)(q)	Lending Club	03/07/2022	5,316	5,385	5,164
186863025.SRDLC, 27.49%, 08/18/2027 (a)(l)(q)	Lending Club	03/07/2022	5,674	5,746	5,428
186863352.SRDLC, 17.24%, 04/30/2025 (a)(l)(q)	Lending Club	03/07/2022	10,003	10,093	9,667
186863423.SRDLC, 4.99%, 03/04/2025 (a)(q)	Lending Club	03/08/2022	13,120	13,120	12,826
186864141.SRDLC, 24.99%, 03/03/2027 (a)(q)	Lending Club	03/07/2022	17,497	17,724	16,995
186865643.SRDLC, 20.24%, 03/10/2025 (a)(q)	Lending Club	03/07/2022	3,552	3,584	3,435
186865652.SRDLC, 25.49%, 03/03/2025 (a)(l)(q)	Lending Club	03/07/2022	2,095	2,123	313
186868654.SRDLC, 15.19%, 03/11/2027 (a)(q)	Lending Club	03/08/2022	21,131	21,131	20,242
186869127.SRDLC, 18.99%, 03/04/2025 (a)(q)	Lending Club	03/08/2022	5,598	5,598	5,430
186869195.SRDLC, 30.99%, 03/14/2027 (a)(q)	Lending Club	03/16/2022	4,902	4,959	4,804
186869536.SRDLC, 8.99%, 03/04/2025 (a)(q)	Lending Club	03/08/2022	3,013	3,013	2,935
186870125.SRDLC, 16.99%, 03/03/2025 (a)(q)	Lending Club	03/07/2022	835	835	804
186870252.SRDLC, 30.99%, 03/03/2027 (a)(q)	Lending Club	03/07/2022	8,913	9,015	8,678
186872196.SRDLC, 8.24%, 03/17/2025 (a)(q)	Lending Club	03/08/2022	26,795	26,795	26,112
186874394.SRDLC, 19.99%, 03/03/2025 (a)(q)	Lending Club	03/07/2022	7,757	7,825	7,509
186874455.SRDLC, 5.59%, 03/07/2025 (a)(q)	Lending Club	03/09/2022	2,303	2,303	2,243
186876529.SRDLC, 21.99%, 03/03/2025 (a)(q)	Lending Club	03/07/2022	8,585	8,585	8,247
186878387.SRDLC, 10.49%, 03/04/2027 (a)(q)	Lending Club	03/08/2022	18,982	18,982	18,383
186878812.SRDLC, 30.24%, 03/07/2027 (a)(q)	Lending Club	03/09/2022	10,214	10,332	9,965
186880394.SRDLC, 12.24%, 03/07/2025 (a)(q)	Lending Club	03/09/2022	24,335	24,335	23,600
186880643.SRDLC, 6.49%, 03/15/2025 (a)(q)	Lending Club	03/08/2022	4,762	4,762	4,654
186880718.SRDLC, 30.99%, 03/15/2027 (a)(q)	Lending Club	03/11/2022	10,780	10,905	10,511
186881064.SRDLC, 9.29%, 03/07/2025 (a)(q)	Lending Club	03/09/2022	16,761	16,761	16,174
186881471.SRDLC, 8.24%, 03/07/2025 (a)(q)	Lending Club	03/09/2022	6,669	6,669	6,498
186882814.SRDLC, 9.74%, 03/10/2027 (a)(q)	Lending Club	03/14/2022	9,870	9,870	9,557
186883253.SRDLC, 30.99%, 03/03/2027 (a)(q)	Lending Club	03/07/2022	4,457	4,508	4,327
186883462.SRDLC, 20.49%, 04/04/2025 (a)(l)(q)	Lending Club	04/06/2022	13,919	14,100	2,081
186883666.SRDLC, 21.79%, 03/07/2025 (a)(q)	Lending Club	03/09/2022	7,108	7,108	6,851
186883905.SRDLC, 5.59%, 03/07/2025 (a)(q)	Lending Club	03/09/2022	6,580	6,580	6,409
186884409.SRDLC, 30.99%, 03/18/2025 (a)(l)(q)	Lending Club	03/07/2022	3,150	3,191	471
186885615.SRDLC, 9.59%, 03/04/2025 (a)(q)	Lending Club	03/08/2022	5,372	5,372	5,238
186885801.SRDLC, 25.49%, 03/15/2025 (a)(q)	Lending Club	03/08/2022	3,650	3,684	3,568
186886262.SRDLC, 28.99%, 03/14/2025 (a)(q)	Lending Club	03/07/2022	1,792	1,808	1,754
186887274.SRDLC, 13.99%, 03/20/2025 (a)(q)	Lending Club	03/09/2022	5,518	5,518	5,344
186887684.SRDLC, 23.99%, 03/14/2027 (a)(q)	Lending Club	03/16/2022	8,599	8,599	8,372
186887752.SRDLC, 9.99%, 03/08/2025 (a)(q)	Lending Club	03/10/2022	4,373	4,373	4,264
186887816.SRDLC, 26.74%, 03/10/2025 (a)(q)	Lending Club	03/14/2022	2,273	2,292	2,208
186887863.SRDLC, 19.44%, 03/09/2025 (a)(q)	Lending Club	03/11/2022	4,924	4,924	4,781
186888572.SRDLC, 14.44%, 03/09/2025 (a)(q)	Lending Club	03/11/2022	3,437	3,437	3,330
186890838.SRDLC, 9.49%, 03/07/2027 (a)(q)	Lending Club	03/09/2022	5,915	5,915	5,726
186890975.SRDLC, 18.99%, 03/08/2027 (a)(q)	Lending Club	03/10/2022	20,528	20,528	19,944
186892953.SRDLC, 9.69%, 03/07/2027 (a)(q)	Lending Club	03/09/2022	18,090	18,090	17,515
186893891.SRDLC, 5.99%, 03/07/2025 (a)(q)	Lending Club	03/09/2022	26,375	26,375	25,785
186894617.SRDLC, 9.34%, 03/07/2027 (a)(q)	Lending Club	03/09/2022	16,009	16,009	15,498
186894895.SRDLC, 13.19%, 03/07/2025 (a)(q)	Lending Club	03/09/2022	19,133	19,133	18,468
186894964.SRDLC, 19.99%, 03/19/2027 (a)(q)	Lending Club	03/08/2022	13,032	13,176	12,483
186894997.SRDLC, 30.99%, 03/09/2025 (a)(q)	Lending Club	03/11/2022	1,773	1,794	1,725
186897446.SRDLC, 21.49%, 03/07/2027 (a)(q)	Lending Club	03/09/2022	17,269	17,269	16,779
186898217.SRDLC, 26.24%, 03/11/2025 (a)(q)	Lending Club	03/15/2022	543	548	529
186898646.SRDLC, 30.99%, 02/04/2028 (a)(l)(q)	Lending Club	03/08/2022	6,346	6,428	949

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 7.5% (continued)
186899161.SRDLC, 20.49%, 03/27/2027 (a)(q)	Lending Club	03/08/2022	$5,061	$5,116	$4,884
186899942.SRDLC, 8.49%, 03/07/2025 (a)(q)	Lending Club	03/09/2022	26,711	26,711	26,024
186900684.SRDLC, 15.99%, 03/07/2027 (a)(q)	Lending Club	03/09/2022	21,129	21,129	20,402
186900994.SRDLC, 30.99%, 08/10/2025 (a)(l)(q)	Lending Club	03/08/2022	9,021	9,138	1,620
186901302.SRDLC, 13.49%, 07/15/2025 (a)(l)(q)	Lending Club	03/10/2022	29,523	29,523	17,922
186901896.SRDLC, 18.19%, 03/07/2025 (a)(q)	Lending Club	03/09/2022	7,624	7,624	7,398
186902256.SRDLC, 30.99%, 03/07/2027 (a)(q)	Lending Club	03/09/2022	6,952	7,032	6,785
186902418.SRDLC, 30.99%, 03/21/2027 (a)(q)	Lending Club	03/08/2022	6,785	6,862	6,673
186902851.SRDLC, 28.99%, 03/18/2025 (a)(q)	Lending Club	03/08/2022	3,718	3,760	3,637
186903091.SRDLC, 7.59%, 03/22/2025 (a)(q)	Lending Club	03/09/2022	5,796	5,796	5,648
186903373.SRDLC, 17.99%, 03/04/2025 (a)(q)	Lending Club	03/08/2022	4,193	4,230	4,053
186904149.SRDLC, 11.89%, 03/08/2025 (a)(q)	Lending Club	03/10/2022	23,767	23,767	23,051
186905651.SRDLC, 6%, 03/08/2026 (a)(q)	Lending Club	03/10/2022	11,732	11,852	11,354
186905982.SRDLC, 6.79%, 03/07/2025 (a)(q)	Lending Club	03/09/2022	4,629	4,629	4,509
186906144.SRDLC, 30.49%, 03/15/2025 (a)(l)(q)	Lending Club	03/14/2022	2,047	2,067	1,992
186907056.SRDLC, 28.99%, 03/04/2025 (a)(l)(q)	Lending Club	03/08/2022	3,429	3,474	1,507
186908329.SRDLC, 19.49%, 03/09/2025 (a)(l)(q)	Lending Club	03/11/2022	17,067	17,067	2,231
186908663.SRDLC, 5.99%, 03/07/2025 (a)(q)	Lending Club	03/09/2022	6,594	6,594	6,446
186908684.SRDLC, 9.99%, 03/07/2027 (a)(q)	Lending Club	03/09/2022	9,881	9,881	9,567
186909305.SRDLC, 12.54%, 03/04/2025 (a)(q)	Lending Club	03/08/2022	1,362	1,374	1,315
186909328.SRDLC, 18.99%, 03/19/2025 (a)(q)	Lending Club	03/08/2022	4,267	4,267	4,113
186909994.SRDLC, 28.99%, 03/22/2025 (a)(l)(q)	Lending Club	03/08/2022	3,368	3,400	3,303
186910060.SRDLC, 30.99%, 03/04/2027 (a)(q)	Lending Club	03/08/2022	7,487	7,573	7,294
186910066.SRDLC, 14.04%, 03/13/2026 (a)(q)	Lending Club	03/08/2022	7,855	7,934	7,384
186910636.SRDLC, 12.19%, 03/11/2025 (a)(l)(q)	Lending Club	03/15/2022	6,880	6,880	2,584
186911198.SRDLC, 22.99%, 03/08/2025 (a)(l)(q)	Lending Club	03/10/2022	2,498	2,531	373
186913728.SRDLC, 30.49%, 03/10/2025 (a)(q)	Lending Club	03/14/2022	14,744	14,882	14,422
186914338.SRDLC, 7.49%, 03/16/2025 (a)(q)	Lending Club	03/09/2022	26,658	26,658	26,050
186914343.SRDLC, 10.99%, 03/22/2025 (a)(l)(q)	Lending Club	03/09/2022	7,124	7,124	6,911
186914579.SRDLC, 27.99%, 03/04/2025 (a)(l)(q)	Lending Club	03/08/2022	4,621	4,681	2,020
186914848.SRDLC, 30.99%, 03/07/2027 (a)(q)	Lending Club	03/09/2022	17,292	17,490	16,876
186914996.SRDLC, 6.49%, 03/07/2025 (a)(q)	Lending Club	03/09/2022	1,983	1,983	1,939
186916189.SRDLC, 23.99%, 03/07/2027 (a)(q)	Lending Club	03/09/2022	20,910	20,910	20,316
186917027.SRDLC, 30.99%, 03/17/2027 (a)(q)	Lending Club	03/09/2022	4,514	4,569	4,409
186917181.SRDLC, 20.49%, 03/15/2025 (a)(q)	Lending Club	03/09/2022	3,565	3,603	3,453
186919095.SRDLC, 13.19%, 03/07/2027 (a)(q)	Lending Club	03/09/2022	21,716	21,716	21,045
186919628.SRDLC, 15.49%, 03/07/2025 (a)(q)	Lending Club	03/09/2022	8,290	8,290	7,985
186921772.SRDLC, 16.19%, 03/08/2025 (a)(q)	Lending Club	03/10/2022	6,099	6,099	5,928
186921775.SRDLC, 30.99%, 03/07/2027 (a)(q)	Lending Club	03/09/2022	4,457	4,507	4,349
186922130.SRDLC, 16.99%, 03/16/2025 (a)(q)	Lending Club	03/09/2022	7,001	7,063	6,769
186922494.SRDLC, 10.99%, 03/07/2025 (a)(q)	Lending Club	03/09/2022	27,044	27,044	26,225
186922822.SRDLC, 27.99%, 03/07/2025 (a)(l)(q)	Lending Club	03/09/2022	10,987	10,987	1,643
186923282.SRDLC, 9.59%, 03/07/2025 (a)(l)(q)	Lending Club	03/09/2022	6,194	6,194	926
186923495.SRDLC, 28.99%, 03/04/2027 (a)(q)	Lending Club	03/08/2022	8,859	8,859	8,778
186923646.SRDLC, 20.49%, 03/09/2025 (a)(q)	Lending Club	03/11/2022	3,535	3,566	3,417
186925691.SRDLC, 30.99%, 03/15/2027 (a)(l)(q)	Lending Club	04/01/2022	4,625	4,683	4,400
186925869.SRDLC, 22.99%, 03/07/2025 (a)(l)(q)	Lending Club	03/09/2022	1,180	1,196	208
186927765.SRDLC, 18.99%, 03/07/2025 (a)(q)	Lending Club	03/09/2022	9,583	9,583	9,238
186929069.SRDLC, 23.49%, 03/16/2027 (a)(q)	Lending Club	03/10/2022	6,125	6,125	5,953
186929213.SRDLC, 24.79%, 03/07/2025 (a)(q)	Lending Club	03/09/2022	4,320	4,320	4,148
186929745.SRDLC, 6.59%, 03/07/2025 (a)(q)	Lending Club	03/09/2022	7,275	7,275	7,087
186929796.SRDLC, 12.54%, 03/07/2025 (a)(q)	Lending Club	03/09/2022	1,635	1,649	1,579
186929997.SRDLC, 5.09%, 03/07/2027 (a)(q)	Lending Club	03/09/2022	7,414	7,414	7,179
186930176.SRDLC, 30.49%, 03/10/2027 (a)(q)	Lending Club	03/14/2022	8,903	8,964	8,679
186930238.SRDLC, 17.99%, 03/07/2025 (a)(l)(q)	Lending Club	03/09/2022	8,351	8,459	1,248

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 7.5% (continued)
186930558.SRDLC, 9.84%, 03/15/2025 (a)(q)	Lending Club	03/09/2022	$8,094	$8,094	$7,853
186934357.SRDLC, 23.49%, 03/08/2025 (a)(q)	Lending Club	03/10/2022	3,615	3,648	3,523
186934755.SRDLC, 18.19%, 03/15/2025 (a)(q)	Lending Club	03/09/2022	4,578	4,578	4,428
186935113.SRDLC, 15.49%, 03/07/2024 (a)(q)	Lending Club	03/09/2022	993	999	979
186935363.SRDLC, 30.99%, 03/18/2027 (a)(q)	Lending Club	03/22/2022	13,370	13,524	13,134
186936722.SRDLC, 7.59%, 03/17/2025 (a)(l)(q)	Lending Club	03/09/2022	29,858	29,858	4,641
186936790.SRDLC, 30.49%, 03/07/2027 (a)(q)	Lending Club	03/09/2022	5,785	5,851	5,645
186938222.SRDLC, 18.49%, 03/07/2025 (a)(l)(q)	Lending Club	03/09/2022	3,716	3,764	1,499
186938507.SRDLC, 7.09%, 03/11/2025 (a)(q)	Lending Club	03/15/2022	13,262	13,262	12,802
186938697.SRDLC, 30.99%, 03/14/2027 (a)(q)	Lending Club	03/16/2022	7,576	7,662	7,425
186938756.SRDLC, 22.99%, 03/07/2025 (a)(q)	Lending Club	03/09/2022	5,716	5,768	5,591
186939170.SRDLC, 15.99%, 03/14/2025 (a)(q)	Lending Club	03/09/2022	3,502	3,533	3,385
186941874.SRDLC, 15.99%, 03/08/2025 (a)(q)	Lending Club	03/09/2022	4,424	4,463	4,277
186942033.SRDLC, 6.49%, 03/07/2025 (a)(q)	Lending Club	03/09/2022	4,627	4,627	4,524
186943871.SRDLC, 30.99%, 03/04/2025 (a)(l)(q)	Lending Club	03/09/2022	3,792	3,841	1,644
186944478.SRDLC, 17.49%, 03/07/2025 (a)(q)	Lending Club	03/09/2022	697	703	674
186944501.SRDLC, 7.99%, 03/07/2025 (a)(q)	Lending Club	03/09/2022	9,326	9,326	9,085
186945043.SRDLC, 30.99%, 03/07/2027 (a)(q)	Lending Club	03/09/2022	6,373	6,446	6,220
186946625.SRDLC, 22.99%, 03/17/2025 (a)(q)	Lending Club	03/09/2022	5,564	5,614	5,423
186946979.SRDLC, 17.99%, 03/07/2025 (a)(q)	Lending Club	03/09/2022	2,096	2,115	2,027
186946994.SRDLC, 30.99%, 03/01/2027 (a)(l)(q)	Lending Club	03/09/2022	13,265	13,417	12,937
186947728.SRDLC, 20.49%, 03/07/2027 (a)(q)	Lending Club	03/09/2022	8,125	8,125	7,890
186948086.SRDLC, 9.49%, 03/08/2027 (a)(q)	Lending Club	03/10/2022	4,929	4,929	4,772
186948516.SRDLC, 29.74%, 04/21/2025 (a)(l)(q)	Lending Club	03/09/2022	1,648	1,667	1,601
186949502.SRDLC, 19.49%, 03/07/2025 (a)(q)	Lending Club	03/09/2022	4,926	4,970	4,758
186950596.SRDLC, 5.99%, 03/08/2025 (a)(q)	Lending Club	03/10/2022	26,375	26,375	25,784
186950730.SRDLC, 5.99%, 03/07/2025 (a)(q)	Lending Club	03/09/2022	11,209	11,209	10,959
186952065.SRDLC, 17.99%, 03/07/2025 (a)(q)	Lending Club	03/09/2022	4,193	4,230	4,055
186952635.SRDLC, 7.24%, 03/07/2025 (a)(q)	Lending Club	03/09/2022	26,544	26,544	25,954
186952678.SRDLC, 5.99%, 03/07/2025 (a)(q)	Lending Club	03/09/2022	12,528	12,528	12,248
186952838.SRDLC, 30.99%, 03/07/2027 (a)(q)	Lending Club	03/09/2022	5,348	5,408	5,205
186953143.SRDLC, 13.19%, 03/23/2027 (a)(q)	Lending Club	03/10/2022	11,778	11,778	11,403
186953189.SRDLC, 18.99%, 03/22/2027 (a)(q)	Lending Club	03/09/2022	12,105	12,105	11,736
186954345.SRDLC, 30.99%, 03/10/2026 (a)(q)	Lending Club	03/14/2022	4,098	4,141	4,029
186955508.SRDLC, 30.99%, 03/25/2025 (a)(l)(q)	Lending Club	03/23/2022	7,458	7,555	1,424
186957057.SRDLC, 12.74%, 03/16/2024 (a)(l)(q)	Lending Club	03/15/2022	10,768	10,898	10,572
186957097.SRDLC, 9.59%, 03/07/2025 (a)(l)(q)	Lending Club	03/09/2022	8,689	8,689	1,299
186958321.SRDLC, 30.99%, 03/14/2027 (a)(q)	Lending Club	03/16/2022	7,109	7,189	6,967
186958422.SRDLC, 29.74%, 04/04/2025 (a)(l)(q)	Lending Club	04/06/2022	4,235	4,290	141
186958654.SRDLC, 14.49%, 03/07/2027 (a)(q)	Lending Club	03/09/2022	7,979	7,979	7,703
186959040.SRDLC, 16.99%, 03/07/2027 (a)(q)	Lending Club	03/09/2022	5,084	5,140	4,739
186959392.SRDLC, 30.99%, 03/15/2027 (a)(q)	Lending Club	03/11/2022	5,389	5,451	5,271
186960205.SRDLC, 6.59%, 03/28/2027 (a)(l)(q)	Lending Club	03/09/2022	17,238	17,238	2,577
186960953.SRDLC, 6.59%, 03/07/2025 (a)(q)	Lending Club	03/09/2022	15,874	15,874	15,463
186963432.SRDLC, 5.59%, 03/07/2027 (a)(q)	Lending Club	03/09/2022	9,476	9,476	9,154
186963564.SRDLC, 6.59%, 03/07/2025 (a)(q)	Lending Club	03/09/2022	1,987	1,987	1,935
186963965.SRDLC, 21.49%, 03/07/2027 (a)(q)	Lending Club	03/09/2022	5,181	5,238	4,975
186966365.SRDLC, 30.99%, 03/17/2025 (a)(q)	Lending Club	03/09/2022	4,496	4,539	4,398
186966989.SRDLC, 30.99%, 03/21/2027 (a)(l)(q)	Lending Club	03/09/2022	6,734	6,822	1,007
186967519.SRDLC, 10.19%, 03/07/2027 (a)(q)	Lending Club	03/09/2022	18,947	18,947	18,427
186968317.SRDLC, 14.69%, 03/07/2025 (a)(l)(q)	Lending Club	03/09/2022	22,952	22,952	3,596
186968818.SRDLC, 5.99%, 03/07/2025 (a)(q)	Lending Club	03/09/2022	14,837	14,837	14,502
186969031.SRDLC, 25.49%, 03/21/2025 (a)(q)	Lending Club	03/23/2022	3,606	3,639	3,550
186969110.SRDLC, 30.99%, 03/15/2027 (a)(q)	Lending Club	03/09/2022	8,998	9,102	8,801
186969603.SRDLC, 28.99%, 03/07/2025 (a)(q)	Lending Club	03/09/2022	1,099	1,109	1,073

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 7.5% (continued)
186969754.SRDLC, 21.99%, 03/30/2027 (a)(q)	Lending Club	04/01/2022	$12,694	$12,842	$12,015
186969770.SRDLC, 27.49%, 03/20/2027 (a)(q)	Lending Club	03/09/2022	5,356	5,424	5,233
186969924.SRDLC, 17.19%, 03/09/2027 (a)(q)	Lending Club	03/11/2022	26,668	26,668	25,762
186970990.SRDLC, 10.99%, 03/18/2025 (a)(q)	Lending Club	03/09/2022	7,478	7,478	7,210
186971589.SRDLC, 9.29%, 03/07/2025 (a)(q)	Lending Club	03/09/2022	3,193	3,193	3,084
186972144.SRDLC, 22.99%, 03/16/2025 (a)(l)(q)	Lending Club	03/09/2022	2,149	2,149	321
186973856.SRDLC, 11.19%, 03/07/2027 (a)(q)	Lending Club	03/09/2022	19,870	19,870	19,246
186974562.SRDLC, 17.19%, 03/07/2025 (a)(q)	Lending Club	03/09/2022	3,483	3,483	3,367
186974858.SRDLC, 12.49%, 03/16/2027 (a)(q)	Lending Club	03/09/2022	13,380	13,380	12,996
186975112.SRDLC, 22.49%, 03/22/2025 (a)(q)	Lending Club	03/16/2022	7,179	7,244	6,972
186975750.SRDLC, 30.99%, 03/10/2025 (a)(q)	Lending Club	03/09/2022	2,375	2,397	2,313
186975831.SRDLC, 27.49%, 03/16/2027 (a)(q)	Lending Club	03/09/2022	8,901	9,002	8,702
186976156.SRDLC, 19.49%, 03/07/2025 (a)(q)	Lending Club	03/09/2022	2,148	2,167	2,082
186976477.SRDLC, 21.99%, 03/07/2025 (a)(q)	Lending Club	03/09/2022	4,909	4,909	4,731
186977311.SRDLC, 22.99%, 03/01/2027 (a)(l)(q)	Lending Club	03/09/2022	6,043	6,111	5,886
186977592.SRDLC, 27.49%, 03/14/2027 (a)(q)	Lending Club	03/16/2022	5,290	5,350	5,178
186977896.SRDLC, 27.74%, 03/09/2027 (a)(l)(q)	Lending Club	03/11/2022	23,294	23,597	3,748
186978035.SRDLC, 6.99%, 03/01/2025 (a)(q)	Lending Club	03/09/2022	12,569	12,569	12,291
186978206.SRDLC, 17.19%, 03/07/2027 (a)(q)	Lending Club	03/09/2022	21,232	21,232	20,505
186978254.SRDLC, 8.99%, 03/07/2027 (a)(q)	Lending Club	03/09/2022	32,785	32,785	31,735
186979291.SRDLC, 26.49%, 03/07/2025 (a)(l)(q)	Lending Club	03/09/2022	3,102	3,143	464
186980070.SRDLC, 7.09%, 03/07/2025 (a)(q)	Lending Club	03/09/2022	3,713	3,713	3,582
186980107.SRDLC, 15%, 08/21/2026 (a)(l)(q)	Lending Club	03/14/2022	21,287	21,505	13,450
186980309.SRDLC, 10.99%, 03/10/2025 (a)(q)	Lending Club	03/14/2022	6,761	6,761	6,559
186980691.SRDLC, 30.99%, 03/13/2027 (a)(l)(q)	Lending Club	03/09/2022	4,801	4,863	718
186980962.SRDLC, 30.49%, 03/10/2027 (a)(q)	Lending Club	03/14/2022	13,350	13,503	13,050
186981038.SRDLC, 30.99%, 03/10/2027 (a)(q)	Lending Club	03/09/2022	5,242	5,299	5,123
186981641.SRDLC, 23.99%, 03/07/2025 (a)(q)	Lending Club	03/09/2022	2,870	2,896	2,808
186982180.SRDLC, 26.24%, 03/07/2025 (a)(q)	Lending Club	03/09/2022	1,264	1,276	1,234
186982354.SRDLC, 5.09%, 03/25/2025 (a)(q)	Lending Club	03/09/2022	4,391	4,391	4,309
186982361.SRDLC, 22.49%, 03/07/2026 (a)(q)	Lending Club	03/09/2022	16,203	16,371	15,693
186982644.SRDLC, 12.54%, 03/16/2025 (a)(q)	Lending Club	03/09/2022	5,304	5,350	5,134
186982976.SRDLC, 17.99%, 03/17/2025 (a)(q)	Lending Club	03/21/2022	6,289	6,345	6,095
186983409.SRDLC, 15.49%, 03/07/2025 (a)(q)	Lending Club	03/09/2022	1,727	1,742	1,669
186983820.SRDLC, 23.99%, 03/17/2025 (a)(q)	Lending Club	03/09/2022	7,254	7,321	7,096
186984103.SRDLC, 12.69%, 03/07/2027 (a)(q)	Lending Club	03/09/2022	10,918	10,918	10,579
186984751.SRDLC, 23.99%, 03/12/2025 (a)(q)	Lending Club	03/09/2022	11,409	11,513	11,182
186985079.SRDLC, 30.99%, 03/10/2027 (a)(q)	Lending Club	03/14/2022	13,370	13,523	13,072
186985421.SRDLC, 12.49%, 03/10/2025 (a)(q)	Lending Club	03/09/2022	6,822	6,822	6,578
186985653.SRDLC, 21.49%, 03/16/2025 (a)(q)	Lending Club	03/10/2022	7,139	7,139	6,921
186986577.SRDLC, 30.99%, 03/11/2025 (a)(q)	Lending Club	03/15/2022	7,494	7,564	7,305
186987081.SRDLC, 30.99%, 03/20/2025 (a)(l)(q)	Lending Club	03/09/2022	5,523	5,595	826
186987216.SRDLC, 11.19%, 03/07/2027 (a)(q)	Lending Club	03/09/2022	24,838	24,838	24,058
186987619.SRDLC, 30.99%, 03/07/2025 (a)(q)	Lending Club	03/09/2022	1,847	1,864	1,803
186988932.SRDLC, 8.99%, 03/07/2027 (a)(q)	Lending Club	03/09/2022	13,114	13,114	12,694
186991595.SRDLC, 28.99%, 03/08/2027 (a)(q)	Lending Club	03/10/2022	21,261	21,261	21,088
186991977.SRDLC, 18.74%, 03/07/2025 (a)(l)(q)	Lending Club	03/09/2022	8,717	8,829	3,661
186992140.SRDLC, 27.99%, 03/15/2024 (a)(q)	Lending Club	03/10/2022	2,644	2,662	2,623
186993852.SRDLC, 9.09%, 03/10/2025 (a)(q)	Lending Club	03/14/2022	3,349	3,349	3,266
186994906.SRDLC, 30.99%, 03/15/2025 (a)(q)	Lending Club	03/09/2022	1,866	1,884	1,823
186994916.SRDLC, 6.59%, 04/28/2027 (a)(q)	Lending Club	03/09/2022	19,835	19,835	19,171
186994940.SRDLC, 30.99%, 03/07/2027 (a)(q)	Lending Club	03/09/2022	10,696	10,819	10,439
186995154.SRDLC, 15.99%, 03/07/2025 (a)(q)	Lending Club	03/09/2022	1,593	1,606	1,540
186995899.SRDLC, 24.99%, 03/07/2025 (a)(q)	Lending Club	03/09/2022	1,976	1,994	1,929
186996001.SRDLC, 10.99%, 03/15/2025 (a)(q)	Lending Club	03/10/2022	20,354	20,354	19,738

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 7.5% (continued)
186996360.SRDLC, 30.99%, 08/20/2025 (a)(q)	Lending Club	03/10/2022	$3,497	$3,537	$3,370
186996547.SRDLC, 30.99%, 03/15/2027 (a)(l)(q)	Lending Club	03/09/2022	10,715	10,854	1,602
186997520.SRDLC, 21.49%, 03/16/2025 (a)(q)	Lending Club	03/18/2022	4,972	5,012	4,818
186997746.SRDLC, 5.99%, 03/07/2025 (a)(q)	Lending Club	03/09/2022	2,638	2,638	2,578
186998317.SRDLC, 30.49%, 04/30/2027 (a)(l)(q)	Lending Club	03/09/2022	8,792	8,906	8,587
186999371.SRDLC, 7.59%, 03/16/2025 (a)(q)	Lending Club	03/10/2022	5,331	5,331	5,194
187000623.SRDLC, 30.99%, 03/07/2025 (a)(q)	Lending Club	03/09/2022	2,218	2,231	2,156
187002010.SRDLC, 17.99%, 03/23/2025 (a)(l)(q)	Lending Club	03/25/2022	5,453	5,501	5,268
187002654.SRDLC, 30.99%, 03/20/2025 (a)(q)	Lending Club	03/16/2022	2,683	2,709	2,628
187003180.SRDLC, 30.99%, 03/10/2027 (a)(l)(q)	Lending Club	03/14/2022	18,157	18,393	1,241
187003355.SRDLC, 30.99%, 03/25/2027 (a)(q)	Lending Club	03/14/2022	13,599	13,766	13,347
187003763.SRDLC, 21.99%, 03/10/2025 (a)(q)	Lending Club	03/10/2022	3,565	3,597	3,446
187004185.SRDLC, 20.49%, 03/07/2025 (a)(q)	Lending Club	03/09/2022	17,668	17,826	17,127
187004337.SRDLC, 14.99%, 03/17/2027 (a)(q)	Lending Club	03/10/2022	20,299	20,299	19,609
187007026.SRDLC, 16.19%, 03/11/2025 (a)(q)	Lending Club	03/15/2022	6,099	6,099	5,932
187007115.SRDLC, 30.99%, 03/07/2025 (a)(q)	Lending Club	03/09/2022	3,693	3,728	3,607
187007624.SRDLC, 28.49%, 03/15/2025 (a)(q)	Lending Club	03/09/2022	4,427	4,469	4,322
187008942.SRDLC, 15.29%, 03/08/2025 (a)(q)	Lending Club	03/10/2022	2,329	2,329	2,256
187009222.SRDLC, 28.99%, 03/07/2025 (a)(q)	Lending Club	03/09/2022	7,328	7,395	7,154
187010379.SRDLC, 15.99%, 04/26/2025 (a)(q)	Lending Club	03/09/2022	2,458	2,479	2,396
187012069.SRDLC, 30.99%, 03/15/2025 (a)(l)(q)	Lending Club	03/11/2022	7,622	7,721	1,139
187012487.SRDLC, 21.49%, 03/08/2027 (a)(q)	Lending Club	03/10/2022	2,238	2,258	2,185
187013586.SRDLC, 5.99%, 03/08/2025 (a)(q)	Lending Club	03/10/2022	6,594	6,594	6,445
187013940.SRDLC, 18.49%, 03/08/2027 (a)(q)	Lending Club	03/10/2022	19,037	19,037	18,491
187014518.SRDLC, 9.69%, 03/16/2027 (a)(q)	Lending Club	03/11/2022	28,853	28,853	27,915
187014710.SRDLC, 20.49%, 03/17/2025 (a)(q)	Lending Club	03/21/2022	2,544	2,567	2,474
187014822.SRDLC, 15.49%, 03/10/2025 (a)(q)	Lending Club	03/10/2022	3,805	3,838	3,672
187015235.SRDLC, 30.99%, 03/08/2027 (a)(l)(q)	Lending Club	03/10/2022	8,802	8,917	—
187016656.SRDLC, 27.99%, 03/08/2025 (a)(q)	Lending Club	03/10/2022	7,298	7,365	7,127
187016803.SRDLC, 7.24%, 03/15/2025 (a)(q)	Lending Club	03/10/2022	26,604	26,604	25,999
187016906.SRDLC, 20.99%, 03/24/2027 (a)(q)	Lending Club	03/14/2022	16,570	16,570	16,133
187017386.SRDLC, 30.99%, 03/08/2025 (a)(q)	Lending Club	03/10/2022	2,247	2,269	2,187
187017395.SRDLC, 28.99%, 04/12/2027 (a)(l)(q)	Lending Club	03/30/2022	13,187	13,358	12,803
187017868.SRDLC, 18.99%, 03/20/2025 (a)(l)(q)	Lending Club	03/14/2022	25,969	25,969	25,129
187018701.SRDLC, 16.99%, 04/28/2025 (a)(q)	Lending Club	03/10/2022	6,642	6,642	6,481
187019293.SRDLC, 29.99%, 03/08/2027 (a)(q)	Lending Club	03/10/2022	15,995	15,995	15,868
187019567.SRDLC, 9.49%, 03/08/2027 (a)(q)	Lending Club	03/10/2022	22,674	22,674	21,952
187019977.SRDLC, 26.24%, 03/13/2025 (a)(q)	Lending Club	03/10/2022	1,823	1,840	1,778
187020605.SRDLC, 13.74%, 03/09/2027 (a)(q)	Lending Club	03/11/2022	10,047	10,047	9,770
187022209.SRDLC, 30.99%, 03/08/2027 (a)(q)	Lending Club	03/10/2022	6,409	6,493	6,259
187023324.SRDLC, 30.99%, 03/15/2027 (a)(q)	Lending Club	03/17/2022	7,487	7,573	7,342
187024361.SRDLC, 23.99%, 03/08/2025 (a)(q)	Lending Club	03/10/2022	7,176	7,176	6,892
187024410.SRDLC, 14.49%, 03/08/2025 (a)(q)	Lending Club	03/10/2022	2,063	2,063	1,998
187024503.SRDLC, 30.99%, 03/20/2025 (a)(q)	Lending Club	03/16/2022	5,894	5,950	5,798
187024750.SRDLC, 22.74%, 03/08/2025 (a)(l)(q)	Lending Club	03/10/2022	3,769	3,818	653
187030695.SRDLC, 6.59%, 03/09/2025 (a)(q)	Lending Club	03/11/2022	2,645	2,645	2,577
187031324.SRDLC, 27.99%, 03/08/2027 (a)(q)	Lending Club	03/10/2022	8,830	8,931	8,615
187031627.SRDLC, 12.99%, 03/09/2025 (a)(q)	Lending Club	03/11/2022	20,480	20,480	19,866
187032911.SRDLC, 16.99%, 03/09/2025 (a)(q)	Lending Club	03/11/2022	5,565	5,565	5,393
187033012.SRDLC, 12.74%, 03/16/2025 (a)(q)	Lending Club	03/11/2022	822	822	792
187033106.SRDLC, 17.99%, 03/08/2025 (a)(l)(q)	Lending Club	03/10/2022	5,468	5,539	817
187033122.SRDLC, 7.09%, 03/09/2027 (a)(q)	Lending Club	03/11/2022	21,390	21,390	20,764
187034307.SRDLC, 24.99%, 03/08/2025 (a)(q)	Lending Club	03/10/2022	1,080	1,089	1,057
187034438.SRDLC, 8.79%, 03/09/2025 (a)(q)	Lending Club	03/11/2022	4,013	4,013	3,873
187035689.SRDLC, 12.54%, 03/08/2025 (a)(q)	Lending Club	03/10/2022	1,703	1,718	1,645

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 7.5% (continued)
187035966.SRDLC, 23.49%, 03/09/2027 (a)(q)	Lending Club	03/11/2022	$8,697	$8,697	$8,455
187036809.SRDLC, 30.99%, 03/08/2025 (a)(q)	Lending Club	03/10/2022	1,108	1,118	1,083
187036897.SRDLC, 30.99%, 03/06/2027 (a)(l)(q)	Lending Club	03/25/2022	9,081	9,199	3,358
187037256.SRDLC, 23.99%, 03/10/2027 (a)(q)	Lending Club	03/14/2022	10,455	10,455	10,175
187037815.SRDLC, 25.99%, 03/14/2027 (a)(l)(q)	Lending Club	03/16/2022	10,423	10,559	1,558
187038824.SRDLC, 8.24%, 03/09/2025 (a)(q)	Lending Club	03/11/2022	9,337	9,337	9,097
187039305.SRDLC, 24.99%, 03/08/2025 (a)(q)	Lending Club	03/10/2022	2,162	2,182	2,116
187039708.SRDLC, 21.49%, 03/08/2027 (a)(q)	Lending Club	03/10/2022	4,317	4,365	4,147
187039842.SRDLC, 6.59%, 03/11/2025 (a)(q)	Lending Club	03/15/2022	6,614	6,614	6,445
187040123.SRDLC, 30.99%, 03/21/2025 (a)(l)(q)	Lending Club	03/23/2022	20,712	20,982	280
187040321.SRDLC, 21.99%, 03/10/2027 (a)(q)	Lending Club	03/14/2022	13,927	13,927	13,547
187040621.SRDLC, 23.99%, 03/14/2027 (a)(q)	Lending Club	03/16/2022	6,957	6,957	6,776
187040626.SRDLC, 9.34%, 03/23/2027 (a)(q)	Lending Club	03/10/2022	10,728	10,728	10,375
187040937.SRDLC, 30.99%, 03/21/2027 (a)(l)(q)	Lending Club	03/23/2022	4,812	4,875	719
187042692.SRDLC, 11.89%, 03/08/2027 (a)(l)(q)	Lending Club	03/10/2022	26,668	26,668	3,987
187042914.SRDLC, 10%, 08/09/2025 (a)(q)	Lending Club	03/11/2022	1,058	1,058	688
187043557.SRDLC, 30.99%, 03/08/2027 (a)(q)	Lending Club	03/10/2022	10,696	10,819	10,445
187044456.SRDLC, 28.49%, 03/08/2027 (a)(l)(q)	Lending Club	03/10/2022	7,515	7,613	2,793
187044734.SRDLC, 15.99%, 03/08/2025 (a)(q)	Lending Club	03/10/2022	4,847	4,889	4,686
187045339.SRDLC, 16.99%, 03/09/2025 (a)(q)	Lending Club	03/11/2022	5,565	5,565	5,393
187045611.SRDLC, 15.74%, 03/11/2025 (a)(q)	Lending Club	03/15/2022	2,351	2,372	2,275
187045971.SRDLC, 7.09%, 03/02/2027 (a)(q)	Lending Club	03/15/2022	12,156	12,156	11,800
187046745.SRDLC, 19.99%, 03/09/2025 (a)(q)	Lending Club	03/11/2022	3,526	3,557	3,420
187047990.SRDLC, 30.99%, 03/01/2027 (a)(l)(q)	Lending Club	03/23/2022	6,063	6,142	906
187048685.SRDLC, 6.59%, 03/11/2027 (a)(q)	Lending Club	03/15/2022	12,074	12,074	11,668
187049271.SRDLC, 20.49%, 03/09/2025 (a)(q)	Lending Club	03/11/2022	4,240	4,278	4,113
187049632.SRDLC, 16.49%, 03/20/2025 (a)(q)	Lending Club	03/11/2022	4,561	4,600	4,413
187050428.SRDLC, 22.49%, 03/09/2027 (a)(q)	Lending Club	03/11/2022	5,200	5,258	4,997
187050484.SRDLC, 30.99%, 03/28/2027 (a)(l)(q)	Lending Club	03/16/2022	13,796	13,975	3,499
187050949.SRDLC, 21.49%, 03/09/2025 (a)(l)(q)	Lending Club	03/11/2022	1,486	1,506	608
187051535.SRDLC, 27.99%, 03/09/2025 (a)(q)	Lending Club	03/11/2022	3,648	3,681	3,564
187052570.SRDLC, 22.99%, 03/01/2025 (a)(l)(q)	Lending Club	03/16/2022	10,102	10,233	1,754
187053282.SRDLC, 30.99%, 03/18/2025 (a)(q)	Lending Club	03/11/2022	1,111	1,121	1,086
187053309.SRDLC, 5.59%, 03/11/2025 (a)(q)	Lending Club	03/15/2022	8,554	8,554	8,334
187053584.SRDLC, 30.99%, 03/17/2027 (a)(l)(q)	Lending Club	03/11/2022	14,190	14,374	2,121
187055517.SRDLC, 28.99%, 03/09/2025 (a)(q)	Lending Club	03/11/2022	3,664	3,698	3,581
187057455.SRDLC, 30.99%, 03/17/2025 (a)(q)	Lending Club	03/14/2022	1,829	1,852	1,795
187057871.SRDLC, 14.19%, 03/10/2025 (a)(q)	Lending Club	03/14/2022	1,716	1,716	1,669
187058552.SRDLC, 27.99%, 03/10/2025 (a)(q)	Lending Club	03/14/2022	876	876	856
187060262.SRDLC, 18.99%, 03/20/2025 (a)(q)	Lending Club	03/11/2022	709	709	686
187060772.SRDLC, 20.49%, 03/15/2025 (a)(l)(q)	Lending Club	03/11/2022	5,946	6,018	5,734
187060807.SRDLC, 22.99%, 03/09/2025 (a)(q)	Lending Club	03/11/2022	1,715	1,715	1,647
187061785.SRDLC, 28.99%, 03/04/2027 (a)(q)	Lending Club	03/11/2022	15,861	16,041	15,440
187061900.SRDLC, 20.49%, 03/15/2025 (a)(q)	Lending Club	03/11/2022	8,531	8,608	8,250
187061950.SRDLC, 22.99%, 03/09/2025 (a)(q)	Lending Club	03/11/2022	3,573	3,605	3,497
187062738.SRDLC, 27.99%, 10/29/2024 (a)(l)(q)	Lending Club	03/16/2022	12,986	12,986	12,512
187063469.SRDLC, 11.34%, 03/10/2027 (a)(q)	Lending Club	03/14/2022	16,568	16,568	16,108
187063470.SRDLC, 23.19%, 03/09/2025 (a)(q)	Lending Club	03/11/2022	5,006	5,006	4,876
187064351.SRDLC, 20.74%, 03/09/2027 (a)(q)	Lending Club	03/11/2022	21,086	21,199	20,272
187064981.SRDLC, 16.49%, 03/11/2025 (a)(q)	Lending Club	03/15/2022	11,583	11,583	4,486
187065183.SRDLC, 15.49%, 03/17/2025 (a)(q)	Lending Club	03/11/2022	7,643	7,740	7,388
187065357.SRDLC, 17.49%, 03/09/2025 (a)(q)	Lending Club	03/11/2022	8,388	8,461	8,100
187065925.SRDLC, 19.49%, 03/17/2025 (a)(q)	Lending Club	03/11/2022	2,763	2,763	2,656
187066092.SRDLC, 30.99%, 03/15/2027 (a)(q)	Lending Club	03/14/2022	5,383	5,445	5,251
187066402.SRDLC, 13.49%, 03/24/2027 (a)(q)	Lending Club	03/14/2022	16,846	16,846	16,371

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 7.5% (continued)
187066767.SRDLC, 15.49%, 03/15/2025 (a)(q)	Lending Club	03/17/2022	$7,184	$7,247	$6,956
187066773.SRDLC, 6.59%, 03/09/2027 (a)(q)	Lending Club	03/11/2022	32,412	32,412	31,321
187066929.SRDLC, 7.49%, 03/09/2025 (a)(q)	Lending Club	03/11/2022	26,582	26,582	25,986
187067030.SRDLC, 21.99%, 03/09/2027 (a)(q)	Lending Club	03/11/2022	10,121	10,121	9,512
187067662.SRDLC, 15.74%, 03/25/2027 (a)(q)	Lending Club	03/16/2022	28,278	28,278	27,349
187067840.SRDLC, 8.59%, 03/01/2025 (a)(q)	Lending Club	03/14/2022	6,659	6,659	6,487
187068023.SRDLC, 12.19%, 03/10/2025 (a)(q)	Lending Club	03/14/2022	3,008	3,008	2,905
187069624.SRDLC, 19.49%, 03/17/2025 (a)(q)	Lending Club	03/11/2022	4,607	4,607	4,431
187069722.SRDLC, 30.99%, 03/25/2027 (a)(q)	Lending Club	03/14/2022	5,907	5,980	5,752
187070240.SRDLC, 21.49%, 03/20/2027 (a)(q)	Lending Club	03/14/2022	10,347	10,347	10,063
187070699.SRDLC, 30.99%, 03/15/2027 (a)(q)	Lending Club	03/17/2022	17,827	18,032	17,481
187070990.SRDLC, 15.99%, 03/16/2025 (a)(q)	Lending Club	03/11/2022	5,011	5,065	4,843
187073165.SRDLC, 11.99%, 03/10/2025 (a)(q)	Lending Club	03/14/2022	3,397	3,397	3,296
187073409.SRDLC, 9.59%, 03/10/2025 (a)(l)(q)	Lending Club	03/14/2022	10,680	10,680	1,597
187073789.SRDLC, 18.49%, 03/09/2025 (a)(l)(q)	Lending Club	03/11/2022	3,361	3,391	3,252
187074059.SRDLC, 22.49%, 03/09/2025 (a)(q)	Lending Club	03/11/2022	3,565	3,597	3,459
187076024.SRDLC, 12.19%, 03/10/2027 (a)(q)	Lending Club	03/14/2022	21,619	21,619	20,959
187077040.SRDLC, 30.99%, 03/14/2027 (a)(q)	Lending Club	03/16/2022	5,794	5,860	5,678
187077555.SRDLC, 26.99%, 03/15/2025 (a)(l)(q)	Lending Club	03/11/2022	10,909	11,051	1,631
187077933.SRDLC, 11.19%, 03/03/2027 (a)(q)	Lending Club	03/14/2022	8,276	8,276	8,014
187079283.SRDLC, 30.99%, 03/29/2027 (a)(l)(q)	Lending Club	03/31/2022	13,515	13,661	12,802
187079529.SRDLC, 22.49%, 03/11/2025 (a)(q)	Lending Club	03/15/2022	7,130	7,194	6,923
187080468.SRDLC, 13.99%, 03/16/2025 (a)(q)	Lending Club	03/11/2022	4,818	4,860	4,655
187080922.SRDLC, 30.99%, 03/25/2027 (a)(q)	Lending Club	03/14/2022	4,543	4,596	4,424
187081426.SRDLC, 30.99%, 03/09/2027 (a)(q)	Lending Club	03/11/2022	13,370	13,518	13,064
187083049.SRDLC, 19.49%, 03/11/2025 (a)(q)	Lending Club	03/15/2022	4,221	4,259	4,097
187083667.SRDLC, 30.99%, 03/15/2027 (a)(l)(q)	Lending Club	03/14/2022	7,379	7,474	7,162
187084131.SRDLC, 25.49%, 02/23/2027 (a)(l)(q)	Lending Club	03/14/2022	6,882	6,960	6,806
187084134.SRDLC, 21.49%, 03/11/2025 (a)(l)(q)	Lending Club	03/15/2022	20,736	20,736	3,100
187084350.SRDLC, 30.99%, 03/29/2025 (a)(l)(q)	Lending Club	03/31/2022	8,285	8,393	1,287
187085796.SRDLC, 27.49%, 03/10/2027 (a)(q)	Lending Club	03/14/2022	10,577	10,697	10,330
187087599.SRDLC, 4.99%, 03/18/2025 (a)(q)	Lending Club	03/14/2022	8,214	8,214	8,025
187090647.SRDLC, 30.99%, 03/10/2025 (a)(q)	Lending Club	03/14/2022	739	746	723
187094773.SRDLC, 19.99%, 03/18/2025 (a)(l)(q)	Lending Club	03/15/2022	4,768	4,830	713
187095146.SRDLC, 17.49%, 03/15/2027 (a)(q)	Lending Club	03/14/2022	25,595	25,595	24,311
187096378.SRDLC, 17.24%, 03/10/2027 (a)(l)(q)	Lending Club	03/14/2022	16,400	16,400	15,579
187096917.SRDLC, 22.99%, 03/11/2025 (a)(q)	Lending Club	03/15/2022	6,431	6,431	6,185
187099521.SRDLC, 30.99%, 03/11/2025 (a)(q)	Lending Club	03/15/2022	1,033	1,042	1,011
187099924.SRDLC, 17.44%, 03/14/2025 (a)(q)	Lending Club	03/16/2022	13,941	13,941	13,522
187101376.SRDLC, 27.99%, 03/10/2025 (a)(l)(q)	Lending Club	03/14/2022	4,898	4,898	2,064
187103577.SRDLC, 28.99%, 03/10/2027 (a)(q)	Lending Club	03/14/2022	4,429	4,429	4,402
187103780.SRDLC, 28.99%, 03/11/2027 (a)(q)	Lending Club	03/15/2022	5,315	5,376	5,196
187104737.SRDLC, 10.99%, 03/11/2025 (a)(q)	Lending Club	03/15/2022	11,494	11,494	11,153
187105051.SRDLC, 15.19%, 03/21/2025 (a)(q)	Lending Club	03/15/2022	2,779	2,779	2,689
187105742.SRDLC, 30.99%, 03/11/2027 (a)(l)(q)	Lending Club	03/15/2022	13,917	14,098	2,395
187105908.SRDLC, 30.99%, 03/22/2027 (a)(l)(q)	Lending Club	03/15/2022	18,631	18,873	3,405
187107161.SRDLC, 4.99%, 03/16/2025 (a)(q)	Lending Club	03/14/2022	26,275	26,275	25,670
187107777.SRDLC, 21.49%, 03/17/2025 (a)(q)	Lending Club	03/21/2022	2,046	2,046	1,993
187109249.SRDLC, 16.99%, 03/11/2025 (a)(q)	Lending Club	03/15/2022	4,174	4,174	4,047
187111599.SRDLC, 23.99%, 03/11/2027 (a)(q)	Lending Club	03/15/2022	11,326	11,326	11,026
187112294.SRDLC, 27.49%, 03/11/2027 (a)(q)	Lending Club	03/15/2022	5,290	5,350	5,169
187113052.SRDLC, 30.99%, 03/30/2027 (a)(l)(q)	Lending Club	04/01/2022	5,407	5,477	5,109
187113417.SRDLC, 12.99%, 03/11/2025 (a)(q)	Lending Club	03/15/2022	4,779	4,779	4,637
187113627.SRDLC, 28.49%, 03/20/2027 (a)(q)	Lending Club	03/15/2022	6,226	6,297	6,102
187113823.SRDLC, 8.49%, 03/14/2025 (a)(q)	Lending Club	03/16/2022	26,711	26,711	26,031

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 7.5% (continued)
187114091.SRDLC, 8.59%, 03/26/2027 (a)(q)	Lending Club	03/15/2022	$29,523	$29,523	$28,549
187114622.SRDLC, 25.74%, 03/15/2025 (a)(q)	Lending Club	03/17/2022	7,233	7,299	7,070
187116136.SRDLC, 12.99%, 03/10/2027 (a)(q)	Lending Club	03/14/2022	23,606	23,606	22,608
187116827.SRDLC, 7.59%, 03/11/2025 (a)(q)	Lending Club	03/15/2022	9,975	9,975	9,717
187118843.SRDLC, 25.49%, 03/10/2025 (a)(q)	Lending Club	03/14/2022	14,444	14,444	14,121
187119161.SRDLC, 25.99%, 03/29/2027 (a)(l)(q)	Lending Club	03/16/2022	10,805	10,805	10,258
187120238.SRDLC, 28.49%, 03/18/2025 (a)(q)	Lending Club	03/22/2022	2,200	2,220	2,151
187121118.SRDLC, 17.99%, 03/11/2025 (a)(q)	Lending Club	03/15/2022	8,554	8,665	1,181
187122896.SRDLC, 30.99%, 03/29/2027 (a)(l)(q)	Lending Club	03/31/2022	5,406	5,464	5,121
187123648.SRDLC, 30.99%, 03/30/2027 (a)(l)(q)	Lending Club	04/01/2022	9,010	9,119	8,540
187123953.SRDLC, 30.49%, 03/16/2027 (a)(l)(q)	Lending Club	03/18/2022	4,639	4,699	251
187125258.SRDLC, 8.99%, 03/11/2025 (a)(l)(q)	Lending Club	03/15/2022	11,772	11,772	1,859
187125272.SRDLC, 9.99%, 03/11/2027 (a)(q)	Lending Club	03/15/2022	8,234	8,234	7,974
187127273.SRDLC, 30.99%, 03/25/2025 (a)(q)	Lending Club	03/16/2022	4,509	4,553	4,409
187128843.SRDLC, 30.99%, 03/20/2027 (a)(l)(q)	Lending Club	03/15/2022	8,781	8,895	727
187129496.SRDLC, 30.99%, 03/25/2027 (a)(q)	Lending Club	03/14/2022	16,356	16,356	16,107
187131130.SRDLC, 15.69%, 03/11/2025 (a)(q)	Lending Club	03/15/2022	4,782	4,782	4,636
187131674.SRDLC, 22.99%, 03/14/2025 (a)(q)	Lending Club	03/16/2022	2,358	2,379	2,313
187132024.SRDLC, 15.49%, 03/11/2025 (a)(q)	Lending Club	03/15/2022	1,610	1,624	1,558
187132605.SRDLC, 15.99%, 03/21/2027 (a)(q)	Lending Club	03/15/2022	33,995	33,995	32,871
187133675.SRDLC, 24.99%, 03/20/2027 (a)(l)(q)	Lending Club	03/15/2022	5,933	6,011	1,001
187134429.SRDLC, 17.99%, 03/11/2025 (a)(q)	Lending Club	03/15/2022	6,988	7,050	6,764
187134949.SRDLC, 30.24%, 03/10/2027 (a)(q)	Lending Club	03/22/2022	17,617	17,818	17,215
187137324.SRDLC, 25.99%, 03/11/2025 (a)(q)	Lending Club	03/15/2022	1,447	1,447	1,416
187137965.SRDLC, 4.99%, 03/15/2025 (a)(q)	Lending Club	03/16/2022	9,842	9,842	9,617
187140773.SRDLC, 27.99%, 03/15/2027 (a)(l)(q)	Lending Club	03/17/2022	5,479	5,551	—
187142052.SRDLC, 5.59%, 03/14/2025 (a)(q)	Lending Club	03/16/2022	11,844	11,844	11,540
187142957.SRDLC, 6.59%, 03/15/2027 (a)(q)	Lending Club	03/16/2022	15,783	15,783	15,258
187143408.SRDLC, 12.34%, 03/14/2027 (a)(q)	Lending Club	03/16/2022	33,286	33,286	32,372
187143516.SRDLC, 22.99%, 03/07/2025 (a)(l)(q)	Lending Club	03/15/2022	7,405	7,501	3,117
187145482.SRDLC, 30.99%, 03/15/2025 (a)(l)(q)	Lending Club	03/15/2022	1,184	1,199	316
187145522.SRDLC, 14.99%, 03/14/2027 (a)(q)	Lending Club	03/16/2022	9,302	9,302	8,828
187146211.SRDLC, 6.99%, 03/14/2027 (a)(q)	Lending Club	03/16/2022	12,178	12,178	11,769
187148537.SRDLC, 19.49%, 03/11/2025 (a)(q)	Lending Club	03/15/2022	1,407	1,420	1,366
187148647.SRDLC, 30.99%, 03/22/2027 (a)(l)(q)	Lending Club	03/22/2022	7,010	7,101	1,288
187149966.SRDLC, 14.49%, 03/25/2025 (a)(l)(q)	Lending Club	03/16/2022	8,662	8,662	—
187151370.SRDLC, 30.99%, 03/17/2025 (a)(q)	Lending Club	03/15/2022	7,443	7,513	7,278
187152660.SRDLC, 7.09%, 03/14/2025 (a)(q)	Lending Club	03/16/2022	13,262	13,262	12,965
187153068.SRDLC, 30.99%, 03/29/2026 (a)(l)(q)	Lending Club	03/31/2022	9,261	9,382	1,385
187153289.SRDLC, 7.59%, 03/14/2025 (a)(q)	Lending Club	03/16/2022	9,573	9,573	9,243
187155317.SRDLC, 9.59%, 03/14/2025 (a)(q)	Lending Club	03/16/2022	2,686	2,686	2,606
187156154.SRDLC, 26.99%, 03/15/2025 (a)(l)(q)	Lending Club	03/17/2022	12,000	12,143	1,794
187156614.SRDLC, 26.74%, 03/11/2025 (a)(q)	Lending Club	03/15/2022	4,356	4,396	4,261
187156876.SRDLC, 10.19%, 03/27/2027 (a)(q)	Lending Club	03/16/2022	9,937	9,937	9,661
187157596.SRDLC, 19.96%, 03/20/2025 (a)(q)	Lending Club	03/16/2022	12,764	12,764	12,126
187158857.SRDLC, 20.99%, 03/26/2025 (a)(q)	Lending Club	03/17/2022	3,264	3,293	3,152
187158989.SRDLC, 7.74%, 03/14/2025 (a)(q)	Lending Club	03/16/2022	26,611	26,611	25,943
187159686.SRDLC, 22.49%, 04/14/2027 (a)(q)	Lending Club	03/16/2022	34,972	34,972	33,975
187161193.SRDLC, 22.99%, 03/11/2025 (a)(l)(q)	Lending Club	03/15/2022	3,780	3,829	1,622
187161794.SRDLC, 16.39%, 04/06/2027 (a)(l)(q)	Lending Club	04/08/2022	14,361	14,361	2,147
187162945.SRDLC, 24.49%, 03/14/2027 (a)(q)	Lending Club	03/16/2022	8,708	8,817	8,509
187163955.SRDLC, 18.74%, 03/14/2027 (a)(q)	Lending Club	03/16/2022	4,614	4,665	4,434
187164598.SRDLC, 30.99%, 03/29/2027 (a)(l)(q)	Lending Club	03/31/2022	5,458	5,529	1,888
187165466.SRDLC, 19.49%, 03/30/2025 (a)(l)(q)	Lending Club	03/17/2022	8,855	8,971	—
187165663.SRDLC, 30.99%, 03/14/2025 (a)(l)(q)	Lending Club	03/16/2022	9,289	9,410	1,389

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 7.5% (continued)
187165954.SRDLC, 27.49%, 03/15/2027 (a)(q)	Lending Club	03/17/2022	$5,290	$5,350	$5,181
187166501.SRDLC, 25.49%, 03/14/2025 (a)(q)	Lending Club	03/16/2022	2,515	2,539	2,468
187170600.SRDLC, 23.99%, 03/14/2027 (a)(q)	Lending Club	03/16/2022	17,425	17,620	17,023
187170952.SRDLC, 20.49%, 03/14/2025 (a)(q)	Lending Club	03/16/2022	2,951	2,951	2,848
187171695.SRDLC, 7.59%, 03/14/2025 (a)(q)	Lending Club	03/16/2022	2,659	2,659	2,568
187171712.SRDLC, 22.99%, 03/14/2025 (a)(q)	Lending Club	03/16/2022	3,930	3,966	3,855
187172125.SRDLC, 30.99%, 03/29/2027 (a)(l)(q)	Lending Club	03/31/2022	13,515	13,661	12,802
187175139.SRDLC, 22.99%, 03/29/2025 (a)(l)(q)	Lending Club	03/16/2022	7,500	7,569	7,255
187175565.SRDLC, 20.49%, 03/14/2025 (a)(l)(q)	Lending Club	03/16/2022	5,852	5,922	5,667
187177101.SRDLC, 13.99%, 03/14/2025 (a)(l)(q)	Lending Club	03/16/2022	7,118	7,180	6,869
187177117.SRDLC, 28.99%, 05/31/2025 (a)(l)(q)	Lending Club	03/16/2022	2,418	2,443	1,822
187181524.SRDLC, 27.99%, 03/25/2025 (a)(q)	Lending Club	03/17/2022	6,213	6,272	6,100
187185335.SRDLC, 24.99%, 03/20/2025 (a)(q)	Lending Club	03/16/2022	1,802	1,818	1,772
187185579.SRDLC, 23.74%, 03/20/2025 (a)(q)	Lending Club	03/17/2022	6,056	6,112	5,921
187185770.SRDLC, 23.49%, 03/02/2027 (a)(q)	Lending Club	03/16/2022	7,738	7,825	7,556
187185872.SRDLC, 27.99%, 03/20/2025 (a)(q)	Lending Club	03/16/2022	1,766	1,783	1,725
187191386.SRDLC, 30.99%, 03/14/2027 (a)(l)(q)	Lending Club	03/16/2022	13,558	13,722	13,219
187192260.SRDLC, 25.49%, 03/14/2025 (a)(q)	Lending Club	03/16/2022	3,250	3,280	3,190
187194642.SRDLC, 28.99%, 03/17/2025 (a)(q)	Lending Club	03/16/2022	3,680	3,714	3,592
187196077.SRDLC, 28.99%, 03/17/2027 (a)(l)(q)	Lending Club	03/16/2022	5,389	5,450	5,257
187196888.SRDLC, 13.99%, 03/14/2025 (a)(q)	Lending Club	03/16/2022	5,659	5,708	5,476
187199260.SRDLC, 30.99%, 08/14/2027 (a)(q)	Lending Club	03/16/2022	4,692	4,753	4,533
187202745.SRDLC, 30.99%, 03/26/2025 (a)(l)(q)	Lending Club	03/23/2022	2,061	2,088	2,009
187202884.SRDLC, 23.99%, 03/21/2027 (a)(q)	Lending Club	03/23/2022	7,318	7,400	7,167
187204003.SRDLC, 20.24%, 03/29/2025 (a)(l)(q)	Lending Club	03/31/2022	2,193	2,212	2,093
187204897.SRDLC, 18.99%, 04/04/2024 (a)(q)	Lending Club	04/06/2022	2,625	2,643	2,578
187207505.SRDLC, 30.99%, 03/17/2026 (a)(q)	Lending Club	03/16/2022	13,838	13,987	13,623
187208713.SRDLC, 29.24%, 03/17/2026 (a)(q)	Lending Club	03/21/2022	4,156	4,200	4,101
187208730.SRDLC, 19.49%, 03/14/2025 (a)(q)	Lending Club	03/16/2022	2,533	2,555	2,460
187210013.SRDLC, 30.99%, 03/29/2027 (a)(l)(q)	Lending Club	03/31/2022	14,160	14,344	2,117
187210693.SRDLC, 28.49%, 03/14/2025 (a)(q)	Lending Club	03/16/2022	18,282	18,452	17,917
187212284.SRDLC, 30.99%, 03/14/2025 (a)(q)	Lending Club	03/16/2022	1,108	1,118	1,086
187212490.SRDLC, 28.99%, 03/14/2025 (a)(q)	Lending Club	03/16/2022	2,565	2,585	2,514
187214657.SRDLC, 30.99%, 03/28/2027 (a)(l)(q)	Lending Club	03/23/2022	7,294	7,389	1,090
187216159.SRDLC, 30.99%, 03/14/2025 (a)(q)	Lending Club	03/16/2022	2,659	2,684	2,607
187216699.SRDLC, 19.49%, 03/14/2025 (a)(q)	Lending Club	03/16/2022	2,111	2,130	2,050
187219138.SRDLC, 30.99%, 03/14/2027 (a)(q)	Lending Club	03/16/2022	7,487	7,573	7,338
187219910.SRDLC, 17.99%, 03/18/2025 (a)(q)	Lending Club	03/22/2022	2,091	2,109	2,026
187220895.SRDLC, 16.99%, 03/01/2025 (a)(q)	Lending Club	03/16/2022	2,754	2,778	2,660
187222056.SRDLC, 28.49%, 03/25/2027 (a)(q)	Lending Club	03/29/2022	11,498	11,630	11,333
187222188.SRDLC, 23.49%, 03/14/2027 (a)(q)	Lending Club	03/16/2022	8,697	8,795	8,495
187223726.SRDLC, 15.49%, 03/22/2025 (a)(q)	Lending Club	03/24/2022	691	697	670
187225809.SRDLC, 30.99%, 03/21/2027 (a)(l)(q)	Lending Club	03/23/2022	13,930	14,111	1,392
187225907.SRDLC, 24.99%, 03/15/2027 (a)(q)	Lending Club	03/17/2022	6,120	6,189	5,983
187227077.SRDLC, 17.99%, 03/15/2025 (a)(l)(q)	Lending Club	03/16/2022	11,243	11,389	2,624
187227226.SRDLC, 28.99%, 03/14/2025 (a)(q)	Lending Club	03/16/2022	733	739	718
187228160.SRDLC, 26.49%, 03/17/2025 (a)(q)	Lending Club	03/21/2022	3,626	3,658	3,564
187228476.SRDLC, 30.99%, 03/20/2027 (a)(q)	Lending Club	03/16/2022	12,101	12,226	11,824
187228869.SRDLC, 12.54%, 03/14/2025 (a)(q)	Lending Club	03/16/2022	4,428	4,466	4,283
187229868.SRDLC, 29.99%, 03/21/2025 (a)(l)(q)	Lending Club	03/16/2022	8,334	8,442	—
187230381.SRDLC, 13.99%, 03/14/2025 (a)(q)	Lending Club	03/16/2022	4,490	4,529	4,344
187230799.SRDLC, 14.24%, 03/15/2025 (a)(q)	Lending Club	03/17/2022	2,198	2,217	2,127
187231533.SRDLC, 21.99%, 03/16/2025 (a)(l)(q)	Lending Club	03/18/2022	7,842	7,944	—
187232276.SRDLC, 28.99%, 03/14/2025 (a)(l)(q)	Lending Club	03/16/2022	1,444	1,463	216
187232739.SRDLC, 30.49%, 03/15/2027 (a)(q)	Lending Club	03/17/2022	7,120	7,202	6,981

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 7.5% (continued)
187233907.SRDLC, 21.49%, 03/15/2025 (a)(q)	Lending Club	03/17/2022	$3,549	$3,581	$3,450
187235755.SRDLC, 20.99%, 03/14/2027 (a)(q)	Lending Club	03/16/2022	13,790	13,943	13,263
187238400.SRDLC, 17.99%, 03/14/2025 (a)(q)	Lending Club	03/16/2022	4,892	4,935	4,738
187238457.SRDLC, 18.74%, 03/14/2027 (a)(q)	Lending Club	03/16/2022	7,263	7,343	6,979
187241147.SRDLC, 30.99%, 03/29/2025 (a)(q)	Lending Club	03/16/2022	1,929	1,947	1,861
187241800.SRDLC, 30.99%, 03/17/2027 (a)(l)(q)	Lending Club	03/17/2022	12,513	12,649	12,249
187242033.SRDLC, 30.24%, 03/23/2027 (a)(q)	Lending Club	03/21/2022	13,418	13,570	13,183
187242298.SRDLC, 28.99%, 03/15/2025 (a)(q)	Lending Club	03/17/2022	3,295	3,326	3,232
187242328.SRDLC, 17.99%, 03/15/2025 (a)(q)	Lending Club	03/17/2022	5,765	5,817	5,585
187243100.SRDLC, 18.49%, 03/15/2026 (a)(q)	Lending Club	03/17/2022	4,782	4,831	4,516
187244144.SRDLC, 26.99%, 09/22/2025 (a)(q)	Lending Club	03/17/2022	2,157	2,185	2,092
187244325.SRDLC, 22.49%, 03/15/2025 (a)(l)(q)	Lending Club	03/17/2022	6,476	6,560	968
187256106.SRDLC, 30.99%, 03/27/2027 (a)(q)	Lending Club	03/18/2022	8,134	8,234	7,992
187257769.SRDLC, 19.74%, 03/21/2025 (a)(q)	Lending Club	03/17/2022	7,087	7,150	6,865
187258824.SRDLC, 28.99%, 04/04/2025 (a)(q)	Lending Club	04/06/2022	3,782	3,818	3,624
187259128.SRDLC, 30.99%, 03/18/2025 (a)(q)	Lending Club	03/17/2022	741	748	725
187265375.SRDLC, 22.99%, 03/15/2025 (a)(q)	Lending Club	03/17/2022	7,145	7,210	7,013
187266158.SRDLC, 17.99%, 03/15/2025 (a)(q)	Lending Club	03/17/2022	2,795	2,820	2,708
187266552.SRDLC, 30.99%, 04/04/2027 (a)(q)	Lending Club	04/06/2022	10,813	10,938	10,280
187266613.SRDLC, 27.99%, 03/28/2027 (a)(l)(q)	Lending Club	03/17/2022	5,438	5,504	5,204
187272493.SRDLC, 13.99%, 04/04/2025 (a)(q)	Lending Club	04/06/2022	4,983	5,027	4,770
187273036.SRDLC, 28.49%, 04/15/2027 (a)(l)(q)	Lending Club	04/06/2022	10,987	11,121	10,335
187274598.SRDLC, 19.49%, 03/22/2026 (a)(q)	Lending Club	03/17/2022	8,055	8,138	7,811
187278011.SRDLC, 30.99%, 03/15/2027 (a)(q)	Lending Club	03/17/2022	10,696	10,819	10,489
187278656.SRDLC, 26.24%, 03/15/2026 (a)(l)(q)	Lending Club	03/17/2022	23,931	24,242	3,578
187280200.SRDLC, 5%, 03/30/2026 (a)(l)(q)	Lending Club	03/17/2022	4,795	4,810	4,630
187280297.SRDLC, 30.99%, 03/24/2025 (a)(l)(q)	Lending Club	03/17/2022	5,913	5,990	1,617
187282942.SRDLC, 13.99%, 03/15/2025 (a)(q)	Lending Club	03/17/2022	3,461	3,491	3,377
187283205.SRDLC, 26.24%, 03/18/2025 (a)(q)	Lending Club	03/22/2022	3,043	3,071	2,992
187285539.SRDLC, 30.99%, 03/22/2027 (a)(q)	Lending Club	03/17/2022	4,486	4,542	4,406
187289700.SRDLC, 27.99%, 03/15/2025 (a)(q)	Lending Club	03/17/2022	3,649	3,683	3,578
187291064.SRDLC, 30.49%, 03/16/2027 (a)(q)	Lending Club	03/18/2022	13,350	13,503	13,097
187296926.SRDLC, 18.99%, 03/16/2027 (a)(q)	Lending Club	03/18/2022	6,843	6,915	6,580
187297380.SRDLC, 8.49%, 04/04/2025 (a)(q)	Lending Club	04/06/2022	18,750	18,750	18,272
187297514.SRDLC, 28.99%, 03/28/2025 (a)(q)	Lending Club	03/23/2022	7,398	7,474	7,228
187297824.SRDLC, 20.99%, 03/21/2025 (a)(q)	Lending Club	03/23/2022	5,525	5,575	5,380
187298430.SRDLC, 30.99%, 03/29/2027 (a)(q)	Lending Club	03/31/2022	8,851	8,945	8,383
187298940.SRDLC, 27.99%, 03/18/2025 (a)(l)(q)	Lending Club	03/22/2022	4,986	5,050	267
187299086.SRDLC, 20.99%, 03/18/2025 (a)(q)	Lending Club	03/22/2022	3,542	3,574	3,446
187299402.SRDLC, 20.49%, 03/16/2027 (a)(q)	Lending Club	03/18/2022	6,375	6,446	6,191
187299766.SRDLC, 18.99%, 03/16/2027 (a)(q)	Lending Club	03/18/2022	8,170	8,259	7,853
187300111.SRDLC, 30.99%, 04/04/2027 (a)(q)	Lending Club	04/06/2022	9,010	9,115	8,566
187300531.SRDLC, 30.99%, 04/15/2025 (a)(l)(q)	Lending Club	04/07/2022	7,429	7,525	—
187300979.SRDLC, 19.99%, 03/07/2025 (a)(q)	Lending Club	03/24/2022	2,432	2,454	2,367
187301254.SRDLC, 26.24%, 03/21/2025 (a)(q)	Lending Club	03/23/2022	2,173	2,194	2,140
187304207.SRDLC, 30.99%, 04/04/2025 (a)(q)	Lending Club	03/30/2022	3,075	3,105	2,969
187305059.SRDLC, 14.24%, 03/21/2025 (a)(q)	Lending Club	03/23/2022	6,867	6,928	6,655
187308704.SRDLC, 17.49%, 03/16/2025 (a)(q)	Lending Club	03/18/2022	4,183	4,220	4,053
187308972.SRDLC, 30.99%, 03/26/2026 (a)(l)(q)	Lending Club	03/21/2022	5,558	5,631	831
187313739.SRDLC, 18.99%, 03/17/2025 (a)(q)	Lending Club	03/21/2022	6,319	6,375	6,122
187314680.SRDLC, 28.99%, 03/21/2025 (a)(l)(q)	Lending Club	03/23/2022	4,847	4,910	725
187315215.SRDLC, 23.49%, 03/16/2026 (a)(l)(q)	Lending Club	03/18/2022	16,589	16,762	16,293
187315282.SRDLC, 30.99%, 03/24/2027 (a)(q)	Lending Club	03/28/2022	17,840	18,061	17,540
187315776.SRDLC, 26.24%, 03/26/2025 (a)(q)	Lending Club	03/18/2022	5,872	5,927	5,749
187317167.SRDLC, 17.99%, 03/25/2025 (a)(q)	Lending Club	03/18/2022	1,408	1,420	1,364

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 7.5% (continued)
187317328.SRDLC, 23.49%, 03/21/2027 (a)(q)	Lending Club	03/23/2022	$6,784	$6,860	$6,642
187320803.SRDLC, 30.99%, 03/16/2027 (a)(q)	Lending Club	03/18/2022	4,457	4,508	4,373
187322872.SRDLC, 20.99%, 03/30/2025 (a)(q)	Lending Club	04/01/2022	2,978	3,004	2,847
187324350.SRDLC, 25.99%, 03/16/2025 (a)(q)	Lending Club	03/18/2022	2,952	2,990	2,879
187324593.SRDLC, 17.99%, 04/13/2025 (a)(l)(q)	Lending Club	04/06/2022	9,188	9,308	8,788
187324930.SRDLC, 30.99%, 03/16/2026 (a)(q)	Lending Club	03/18/2022	10,151	10,255	9,961
187325075.SRDLC, 17.49%, 03/12/2025 (a)(q)	Lending Club	03/21/2022	3,469	3,496	3,358
187326098.SRDLC, 17.99%, 03/02/2025 (a)(q)	Lending Club	03/18/2022	11,173	11,270	10,825
187326921.SRDLC, 23.99%, 04/20/2025 (a)(q)	Lending Club	04/07/2022	7,535	7,607	7,278
187327008.SRDLC, 30.99%, 03/29/2027 (a)(l)(q)	Lending Club	03/31/2022	13,645	13,823	2,091
187330323.SRDLC, 28.49%, 04/04/2027 (a)(q)	Lending Club	04/06/2022	17,893	18,099	16,994
187331199.SRDLC, 24.99%, 03/18/2025 (a)(q)	Lending Club	03/22/2022	5,189	5,237	5,101
187332393.SRDLC, 22.49%, 03/16/2026 (a)(q)	Lending Club	03/18/2022	4,051	4,093	3,932
187332662.SRDLC, 26.49%, 03/16/2025 (a)(q)	Lending Club	03/18/2022	2,901	2,928	2,850
187333328.SRDLC, 15.99%, 03/18/2025 (a)(l)(q)	Lending Club	03/22/2022	6,093	6,148	5,887
187336142.SRDLC, 28.99%, 03/16/2025 (a)(l)(q)	Lending Club	03/18/2022	3,628	3,675	542
187337172.SRDLC, 30.99%, 03/16/2027 (a)(q)	Lending Club	03/18/2022	13,374	13,513	13,086
187337396.SRDLC, 20.99%, 03/17/2025 (a)(q)	Lending Club	03/21/2022	7,083	7,147	6,889
187337889.SRDLC, 28.99%, 03/17/2025 (a)(l)(q)	Lending Club	03/21/2022	4,651	4,712	4,534
187340968.SRDLC, 24.99%, 04/18/2025 (a)(q)	Lending Club	04/06/2022	3,505	3,538	3,394
187344458.SRDLC, 23.49%, 03/17/2027 (a)(q)	Lending Club	03/21/2022	21,743	21,987	21,259
187344577.SRDLC, 28.99%, 03/21/2027 (a)(l)(q)	Lending Club	03/21/2022	8,299	8,407	1,241
187345282.SRDLC, 23.99%, 03/22/2025 (a)(q)	Lending Club	03/24/2022	17,940	18,106	17,661
187346943.SRDLC, 30.99%, 03/25/2025 (a)(l)(q)	Lending Club	03/21/2022	4,647	4,689	4,550
187347460.SRDLC, 18.49%, 03/21/2025 (a)(q)	Lending Club	03/23/2022	4,448	4,487	4,314
187348658.SRDLC, 25.49%, 03/17/2025 (a)(q)	Lending Club	03/21/2022	3,349	3,380	3,285
187349522.SRDLC, 30.99%, 04/03/2025 (a)(q)	Lending Club	04/01/2022	9,185	9,273	8,743
187354823.SRDLC, 30.99%, 03/24/2027 (a)(q)	Lending Club	03/28/2022	4,457	4,508	4,394
187355184.SRDLC, 30.99%, 03/21/2027 (a)(l)(q)	Lending Club	03/23/2022	5,726	5,800	856
187356072.SRDLC, 24.99%, 03/31/2025 (a)(l)(q)	Lending Club	03/21/2022	4,539	4,578	4,395
187356525.SRDLC, 30.49%, 03/24/2026 (a)(q)	Lending Club	03/21/2022	1,262	1,275	1,247
187361064.SRDLC, 18.49%, 03/17/2027 (a)(q)	Lending Club	03/21/2022	4,268	4,315	3,989
187362610.SRDLC, 28.99%, 03/18/2025 (a)(l)(q)	Lending Club	03/22/2022	3,946	3,997	1,067
187363680.SRDLC, 17.99%, 03/17/2025 (a)(q)	Lending Club	03/21/2022	1,223	1,234	1,185
187365303.SRDLC, 20.49%, 03/17/2025 (a)(l)(q)	Lending Club	03/21/2022	2,139	2,162	2,074
187366874.SRDLC, 30.99%, 03/05/2025 (a)(q)	Lending Club	03/21/2022	3,626	3,660	3,535
187367777.SRDLC, 30.99%, 03/30/2026 (a)(l)(q)	Lending Club	03/22/2022	10,357	10,469	10,071
187369277.SRDLC, 19.49%, 03/25/2025 (a)(q)	Lending Club	03/21/2022	1,418	1,431	1,374
187372513.SRDLC, 24.49%, 03/17/2027 (a)(q)	Lending Club	03/21/2022	21,819	22,065	21,343
187375311.SRDLC, 19.49%, 04/05/2026 (a)(q)	Lending Club	04/07/2022	9,807	9,909	9,379
187376132.SRDLC, 23.99%, 03/21/2025 (a)(q)	Lending Club	03/23/2022	10,766	10,864	10,547
187376316.SRDLC, 30.49%, 03/22/2027 (a)(q)	Lending Club	03/24/2022	8,900	9,002	8,762
187378370.SRDLC, 17.99%, 03/21/2025 (a)(q)	Lending Club	03/21/2022	2,524	2,544	2,441
187379565.SRDLC, 30.99%, 08/16/2027 (a)(l)(q)	Lending Club	03/22/2022	15,687	15,889	9,788
187382263.SRDLC, 30.99%, 03/04/2025 (a)(l)(q)	Lending Club	03/21/2022	7,335	7,430	1,097
187382692.SRDLC, 18.99%, 03/17/2025 (a)(q)	Lending Club	03/21/2022	7,020	7,083	6,825
187382979.SRDLC, 26.49%, 03/18/2027 (a)(l)(q)	Lending Club	03/22/2022	9,098	9,217	1,543
187383199.SRDLC, 17.49%, 03/22/2025 (a)(l)(q)	Lending Club	03/21/2022	8,153	8,259	1,219
187383572.SRDLC, 24.49%, 03/17/2027 (a)(l)(q)	Lending Club	03/21/2022	6,816	6,896	6,647
187386845.SRDLC, 30.99%, 04/05/2027 (a)(l)(q)	Lending Club	03/23/2022	166	168	25
187394985.SRDLC, 30.99%, 03/18/2025 (a)(q)	Lending Club	03/22/2022	8,864	8,948	8,710
187398247.SRDLC, 28.99%, 03/21/2025 (a)(q)	Lending Club	03/23/2022	1,468	1,487	1,438
187400455.SRDLC, 30.99%, 03/27/2025 (a)(q)	Lending Club	03/22/2022	1,121	1,131	1,102
187401784.SRDLC, 25.49%, 03/18/2025 (a)(l)(q)	Lending Club	03/22/2022	4,338	4,388	4,245
187401895.SRDLC, 20.49%, 03/22/2025 (a)(q)	Lending Club	03/22/2022	11,351	11,454	11,019

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 7.5% (continued)
187402002.SRDLC, 23.99%, 03/18/2025 (a)(q)	Lending Club	03/22/2022	$3,444	$3,476	$3,385
187403421.SRDLC, 24.99%, 03/18/2025 (a)(l)(q)	Lending Club	03/22/2022	3,010	3,047	2,936
187404590.SRDLC, 23.99%, 03/18/2027 (a)(q)	Lending Club	03/22/2022	8,712	8,810	8,523
187407657.SRDLC, 23.49%, 03/18/2026 (a)(l)(q)	Lending Club	03/22/2022	10,328	10,463	1,746
187410207.SRDLC, 19.99%, 03/20/2025 (a)(q)	Lending Club	03/22/2022	3,532	3,564	3,426
187412866.SRDLC, 30.49%, 03/18/2027 (a)(q)	Lending Club	03/22/2022	8,807	8,908	8,647
187413846.SRDLC, 19.99%, 03/21/2025 (a)(q)	Lending Club	03/22/2022	3,528	3,560	3,423
187415660.SRDLC, 28.99%, 04/05/2025 (a)(q)	Lending Club	03/24/2022	3,080	3,110	2,965
187417087.SRDLC, 30.99%, 03/01/2025 (a)(l)(q)	Lending Club	03/23/2022	2,317	2,339	2,238
187418539.SRDLC, 23.99%, 03/01/2025 (a)(l)(q)	Lending Club	03/22/2022	7,504	7,573	7,267
187419334.SRDLC, 30.99%, 03/30/2027 (a)(l)(q)	Lending Club	04/01/2022	4,529	4,587	4,280
187419808.SRDLC, 28.99%, 03/21/2025 (a)(q)	Lending Club	03/23/2022	2,930	2,958	2,883
187420524.SRDLC, 30.99%, 03/18/2027 (a)(l)(q)	Lending Club	03/22/2022	6,749	6,837	1,009
187423593.SRDLC, 17.99%, 03/25/2024 (a)(q)	Lending Club	03/22/2022	3,042	3,061	2,999
187425427.SRDLC, 30.99%, 03/29/2025 (a)(l)(q)	Lending Club	03/31/2022	6,338	6,415	6,054
187426440.SRDLC, 28.49%, 03/21/2027 (a)(q)	Lending Club	03/23/2022	4,431	4,488	4,345
187427964.SRDLC, 30.99%, 03/31/2027 (a)(l)(q)	Lending Club	03/24/2022	13,718	13,887	13,174
187428232.SRDLC, 22.49%, 03/28/2025 (a)(q)	Lending Club	03/23/2022	2,508	2,531	2,427
187428738.SRDLC, 22.99%, 03/21/2025 (a)(l)(q)	Lending Club	03/23/2022	5,306	5,375	793
187429515.SRDLC, 22.49%, 03/28/2025 (a)(l)(q)	Lending Club	03/23/2022	3,096	3,136	1,253
187429965.SRDLC, 28.99%, 03/16/2024 (a)(l)(q)	Lending Club	03/23/2022	913	924	136
187430493.SRDLC, 28.49%, 04/04/2025 (a)(q)	Lending Club	04/06/2022	2,680	2,706	2,568
187433972.SRDLC, 19.99%, 03/29/2025 (a)(l)(q)	Lending Club	03/31/2022	10,952	11,048	10,456
187435110.SRDLC, 17.49%, 03/21/2025 (a)(q)	Lending Club	03/23/2022	697	703	676
187435569.SRDLC, 30.99%, 03/21/2027 (a)(q)	Lending Club	03/23/2022	17,827	18,032	17,544
187437735.SRDLC, 28.99%, 04/05/2025 (a)(l)(q)	Lending Club	03/23/2022	8,081	8,185	3,491
187441218.SRDLC, 13.99%, 03/21/2025 (a)(q)	Lending Club	03/23/2022	5,487	5,536	5,317
187441493.SRDLC, 30.49%, 03/21/2027 (a)(q)	Lending Club	03/23/2022	17,800	18,005	17,515
187441544.SRDLC, 15%, 07/21/2025 (a)(q)	Lending Club	03/23/2022	6,879	6,962	5,050
187442318.SRDLC, 17.99%, 03/02/2025 (a)(l)(q)	Lending Club	03/23/2022	7,304	7,369	7,030
187442715.SRDLC, 25.49%, 03/21/2027 (a)(q)	Lending Club	03/23/2022	17,515	17,714	17,163
187444837.SRDLC, 30.99%, 03/28/2027 (a)(q)	Lending Club	03/23/2022	7,021	7,112	1,320
187445072.SRDLC, 18.49%, 03/31/2025 (a)(l)(q)	Lending Club	03/23/2022	2,195	2,215	2,108
187446671.SRDLC, 28.99%, 03/31/2025 (a)(l)(q)	Lending Club	03/23/2022	2,820	2,857	1,229
187447300.SRDLC, 30.49%, 04/01/2027 (a)(l)(q)	Lending Club	03/23/2022	5,553	5,625	1,297
187447743.SRDLC, 30.99%, 03/21/2027 (a)(q)	Lending Club	03/23/2022	8,913	9,016	8,772
187447912.SRDLC, 30.99%, 03/28/2027 (a)(q)	Lending Club	03/30/2022	13,370	13,525	13,211
187448298.SRDLC, 30.99%, 03/22/2025 (a)(q)	Lending Club	03/24/2022	3,695	3,729	3,622
187449396.SRDLC, 18.99%, 03/22/2027 (a)(q)	Lending Club	03/24/2022	13,685	13,837	13,178
187450206.SRDLC, 23.99%, 03/21/2027 (a)(l)(q)	Lending Club	03/23/2022	4,065	4,115	4,012
187452751.SRDLC, 28.74%, 03/16/2025 (a)(l)(q)	Lending Club	03/30/2022	20,841	21,112	3,116
187452870.SRDLC, 21.49%, 04/05/2027 (a)(q)	Lending Club	04/07/2022	5,776	5,832	5,466
187453785.SRDLC, 25.49%, 03/21/2027 (a)(q)	Lending Club	03/23/2022	17,866	18,068	17,455
187454106.SRDLC, 22.74%, 03/21/2025 (a)(q)	Lending Club	03/23/2022	3,426	3,458	3,356
187454945.SRDLC, 22.99%, 03/21/2025 (a)(q)	Lending Club	03/23/2022	5,359	5,408	5,272
187455901.SRDLC, 22.74%, 03/21/2025 (a)(q)	Lending Club	03/23/2022	1,428	1,441	1,404
187456488.SRDLC, 30.99%, 03/21/2027 (a)(q)	Lending Club	03/23/2022	8,913	9,016	8,772
187456902.SRDLC, 21.49%, 03/28/2025 (a)(q)	Lending Club	03/30/2022	7,383	7,450	7,208
187457770.SRDLC, 22.99%, 03/21/2025 (a)(q)	Lending Club	03/23/2022	2,286	2,307	2,249
187457805.SRDLC, 30.99%, 04/03/2027 (a)(l)(q)	Lending Club	03/23/2022	5,884	5,961	880
187460656.SRDLC, 22.49%, 03/21/2025 (a)(q)	Lending Club	03/23/2022	7,131	7,196	6,923
187462931.SRDLC, 30.99%, 03/21/2027 (a)(q)	Lending Club	03/23/2022	13,370	13,524	13,158
187465329.SRDLC, 16.99%, 03/21/2027 (a)(q)	Lending Club	03/23/2022	12,729	12,869	11,900
187467222.SRDLC, 20.49%, 03/23/2025 (a)(q)	Lending Club	03/25/2022	5,442	5,488	5,302
187467259.SRDLC, 17.99%, 03/21/2025 (a)(q)	Lending Club	03/23/2022	4,614	4,655	4,467

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 7.5% (continued)
187469218.SRDLC, 25.49%, 03/21/2027 (a)(q)	Lending Club	03/23/2022	$12,441	$12,581	$12,183
187470501.SRDLC, 25.49%, 03/21/2027 (a)(q)	Lending Club	03/23/2022	8,758	8,857	8,582
187473488.SRDLC, 24.99%, 03/21/2025 (a)(q)	Lending Club	03/23/2022	3,603	3,637	3,546
187473519.SRDLC, 24.99%, 07/21/2025 (a)(l)(q)	Lending Club	03/23/2022	4,120	4,174	616
187474710.SRDLC, 24.49%, 03/08/2024 (a)(q)	Lending Club	03/23/2022	6,342	6,384	6,346
187474925.SRDLC, 30.99%, 03/21/2027 (a)(q)	Lending Club	03/23/2022	10,227	10,298	10,053
187475141.SRDLC, 23.49%, 03/21/2025 (a)(q)	Lending Club	03/23/2022	2,864	2,891	2,818
187475589.SRDLC, 24.99%, 03/24/2027 (a)(q)	Lending Club	03/23/2022	8,406	8,506	8,225
187479960.SRDLC, 30.99%, 03/22/2025 (a)(l)(q)	Lending Club	03/23/2022	7,754	7,840	7,577
187480312.SRDLC, 25.99%, 03/15/2027 (a)(q)	Lending Club	03/28/2022	5,213	5,272	5,113
187480766.SRDLC, 30.99%, 03/23/2027 (a)(q)	Lending Club	03/23/2022	8,943	9,047	8,778
187480898.SRDLC, 30.49%, 03/21/2026 (a)(q)	Lending Club	03/23/2022	16,700	16,876	16,476
187481988.SRDLC, 22.99%, 03/21/2025 (a)(l)(q)	Lending Club	03/23/2022	5,296	5,365	508
187483864.SRDLC, 22.99%, 03/21/2024 (a)(q)	Lending Club	03/23/2022	3,090	3,110	3,099
187484926.SRDLC, 19.99%, 03/22/2024 (a)(q)	Lending Club	03/24/2022	4,061	4,087	4,039
187485299.SRDLC, 30.99%, 03/22/2027 (a)(l)(q)	Lending Club	03/24/2022	14,062	14,244	2,102
187485758.SRDLC, 30.49%, 03/23/2027 (a)(q)	Lending Club	03/25/2022	10,680	10,803	10,521
187486081.SRDLC, 30.99%, 10/19/2025 (a)(l)(q)	Lending Club	04/06/2022	9,030	9,127	8,513
187486551.SRDLC, 28.49%, 03/31/2025 (a)(q)	Lending Club	03/23/2022	2,184	2,204	2,113
187487027.SRDLC, 21.99%, 03/21/2025 (a)(l)(q)	Lending Club	03/23/2022	8,838	8,915	8,554
187488781.SRDLC, 22.49%, 03/21/2025 (a)(q)	Lending Club	03/23/2022	3,424	3,467	3,324
187489002.SRDLC, 17.49%, 03/21/2025 (a)(q)	Lending Club	03/23/2022	3,137	3,166	3,043
187489246.SRDLC, 24.49%, 03/21/2027 (a)(q)	Lending Club	03/23/2022	5,843	5,909	5,722
187493017.SRDLC, 30.99%, 06/22/2028 (a)(q)	Lending Club	03/24/2022	9,646	9,771	2,422
187493907.SRDLC, 24.99%, 03/21/2025 (a)(q)	Lending Club	03/23/2022	2,154	2,174	2,119
187495095.SRDLC, 18.99%, 03/21/2025 (a)(q)	Lending Club	03/23/2022	3,931	3,967	3,827
187495162.SRDLC, 21.99%, 03/21/2026 (a)(q)	Lending Club	03/23/2022	2,426	2,451	2,357
187495905.SRDLC, 6%, 03/28/2027 (a)(q)	Lending Club	03/30/2022	12,991	13,140	12,829
187496148.SRDLC, 20.49%, 03/21/2025 (a)(q)	Lending Club	03/23/2022	1,166	1,177	1,135
187499615.SRDLC, 17.49%, 03/21/2025 (a)(q)	Lending Club	03/23/2022	5,578	5,628	5,409
187504263.SRDLC, 18.99%, 04/19/2027 (a)(q)	Lending Club	04/06/2022	6,314	6,385	5,966
187507529.SRDLC, 19.99%, 03/30/2025 (a)(l)(q)	Lending Club	04/01/2022	2,409	2,432	2,301
187509207.SRDLC, 30.49%, 03/21/2025 (a)(l)(q)	Lending Club	03/23/2022	5,918	5,994	5,799
187510418.SRDLC, 30.99%, 04/04/2027 (a)(l)(q)	Lending Club	03/30/2022	13,611	13,773	13,193
187511213.SRDLC, 26.49%, 03/24/2025 (a)(q)	Lending Club	03/28/2022	4,714	4,758	4,647
187512182.SRDLC, 25.49%, 03/28/2027 (a)(q)	Lending Club	03/24/2022	8,450	8,546	8,246
187512697.SRDLC, 22.99%, 03/05/2025 (a)(l)(q)	Lending Club	03/24/2022	3,741	3,775	3,628
187514131.SRDLC, 30.99%, 03/30/2027 (a)(l)(q)	Lending Club	04/01/2022	18,749	18,993	456
187515864.SRDLC, 13.99%, 03/22/2025 (a)(q)	Lending Club	03/24/2022	5,144	5,190	4,986
187515959.SRDLC, 22.99%, 03/22/2025 (a)(l)(q)	Lending Club	03/24/2022	1,478	1,491	1,444
187515980.SRDLC, 24.99%, 03/24/2027 (a)(q)	Lending Club	03/28/2022	8,743	8,842	8,574
187516507.SRDLC, 6.99%, 04/06/2025 (a)(q)	Lending Club	04/08/2022	15,171	15,171	14,830
187518035.SRDLC, 20.49%, 03/29/2025 (a)(q)	Lending Club	03/24/2022	5,036	5,080	4,854
187518043.SRDLC, 29.74%, 03/22/2025 (a)(q)	Lending Club	03/24/2022	3,528	3,561	3,474
187518225.SRDLC, 20.49%, 03/23/2027 (a)(q)	Lending Club	03/25/2022	5,161	5,219	4,975
187518895.SRDLC, 22.49%, 03/23/2027 (a)(q)	Lending Club	03/25/2022	7,279	7,361	7,023
187519245.SRDLC, 30.49%, 03/02/2027 (a)(l)(q)	Lending Club	03/25/2022	10,981	11,124	10,604
187520954.SRDLC, 22.49%, 04/06/2027 (a)(l)(q)	Lending Club	03/24/2022	9,512	9,636	1,422
187523529.SRDLC, 30.49%, 04/15/2027 (a)(q)	Lending Club	04/07/2022	9,946	10,075	9,439
187524265.SRDLC, 24.99%, 03/22/2027 (a)(l)(q)	Lending Club	03/24/2022	5,415	5,484	5,273
187526342.SRDLC, 19.49%, 04/05/2025 (a)(q)	Lending Club	04/07/2022	5,246	5,294	5,019
187526379.SRDLC, 5.99%, 04/15/2025 (a)(q)	Lending Club	04/13/2022	27,483	27,483	26,849
187528155.SRDLC, 23.99%, 05/08/2025 (a)(q)	Lending Club	04/29/2022	8,679	8,679	8,239
187529725.SRDLC, 28.99%, 03/22/2025 (a)(l)(q)	Lending Club	03/24/2022	15,121	15,262	14,833
187530390.SRDLC, 28.99%, 03/22/2025 (a)(q)	Lending Club	03/24/2022	2,198	2,219	2,164

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 7.5% (continued)
187531536.SRDLC, 25.99%, 04/05/2025 (a)(q)	Lending Club	03/24/2022	$12,113	$12,230	$11,726
187531570.SRDLC, 25.49%, 03/22/2025 (a)(q)	Lending Club	03/24/2022	5,640	5,693	5,528
187532223.SRDLC, 22.49%, 03/22/2027 (a)(q)	Lending Club	03/24/2022	5,898	5,962	5,686
187534180.SRDLC, 5.59%, 04/03/2025 (a)(l)(q)	Lending Club	04/14/2022	74	74	11
187540531.SRDLC, 22.99%, 03/23/2025 (a)(q)	Lending Club	03/24/2022	7,150	7,216	7,009
187542274.SRDLC, 30.49%, 03/22/2027 (a)(l)(q)	Lending Club	03/24/2022	7,717	7,817	1,402
187542436.SRDLC, 30.49%, 03/24/2027 (a)(q)	Lending Club	03/28/2022	8,902	9,005	8,751
187543108.SRDLC, 23.99%, 03/23/2027 (a)(q)	Lending Club	03/25/2022	13,069	13,216	12,807
187547112.SRDLC, 23.49%, 04/01/2027 (a)(l)(q)	Lending Club	03/25/2022	4,427	4,480	4,285
187547337.SRDLC, 19.49%, 03/30/2025 (a)(l)(q)	Lending Club	04/01/2022	3,643	3,677	3,479
187547351.SRDLC, 27.99%, 03/23/2025 (a)(l)(q)	Lending Club	03/25/2022	4,083	4,136	769
187547558.SRDLC, 30.99%, 03/25/2027 (a)(l)(q)	Lending Club	03/29/2022	4,506	4,554	4,422
187547562.SRDLC, 30.99%, 03/24/2025 (a)(q)	Lending Club	03/28/2022	5,910	5,966	5,826
187547644.SRDLC, 27.79%, 04/17/2025 (a)(q)	Lending Club	04/11/2022	19,024	19,024	18,440
187547926.SRDLC, 19.49%, 03/25/2025 (a)(q)	Lending Club	03/29/2022	3,518	3,550	3,429
187548600.SRDLC, 30.49%, 04/09/2027 (a)(q)	Lending Club	03/28/2022	5,104	5,169	4,926
187548602.SRDLC, 22.49%, 03/28/2027 (a)(q)	Lending Club	03/30/2022	8,667	8,765	8,292
187548640.SRDLC, 19.49%, 03/24/2027 (a)(q)	Lending Club	03/28/2022	7,541	7,625	7,264
187548817.SRDLC, 19.99%, 03/25/2025 (a)(q)	Lending Club	03/29/2022	1,763	1,779	1,719
187551152.SRDLC, 30.99%, 03/22/2027 (a)(q)	Lending Club	03/24/2022	6,228	6,303	6,133
187552176.SRDLC, 28.49%, 04/01/2027 (a)(q)	Lending Club	03/28/2022	7,666	7,758	7,383
187552397.SRDLC, 24.99%, 03/23/2025 (a)(q)	Lending Club	03/25/2022	5,405	5,452	5,324
187552655.SRDLC, 15.99%, 03/30/2025 (a)(q)	Lending Club	04/01/2022	16,910	17,065	16,191
187552772.SRDLC, 22.74%, 03/31/2025 (a)(l)(q)	Lending Club	03/28/2022	4,462	4,503	4,309
187559830.SRDLC, 23.99%, 03/30/2025 (a)(l)(q)	Lending Club	03/25/2022	7,461	7,530	7,221
187560748.SRDLC, 21.99%, 07/30/2025 (a)(l)(q)	Lending Club	03/25/2022	5,518	5,590	402
187561457.SRDLC, 30.99%, 03/23/2025 (a)(q)	Lending Club	03/25/2022	886	895	873
187562521.SRDLC, 30.99%, 03/28/2025 (a)(q)	Lending Club	03/30/2022	11,085	11,187	10,695
187563557.SRDLC, 17.99%, 03/15/2025 (a)(q)	Lending Club	03/29/2022	3,119	3,147	3,028
187566077.SRDLC, 29.49%, 04/02/2026 (a)(q)	Lending Club	04/08/2022	8,425	8,516	8,094
187566191.SRDLC, 30.99%, 04/06/2027 (a)(q)	Lending Club	04/08/2022	4,505	4,557	4,288
187568029.SRDLC, 30.99%, 03/25/2027 (a)(l)(q)	Lending Club	03/25/2022	13,543	13,699	13,323
187569851.SRDLC, 23.49%, 03/14/2027 (a)(q)	Lending Club	04/01/2022	12,970	13,138	12,497
187571871.SRDLC, 7.49%, 04/22/2027 (a)(q)	Lending Club	04/20/2022	1,908	1,908	1,843
187572979.SRDLC, 18.24%, 03/20/2025 (a)(q)	Lending Club	03/30/2022	3,246	3,275	3,150
187573397.SRDLC, 30.49%, 03/31/2025 (a)(l)(q)	Lending Club	03/25/2022	4,383	4,440	655
187573654.SRDLC, 9.59%, 04/16/2025 (a)(q)	Lending Club	04/14/2022	17,486	17,486	17,040
187575336.SRDLC, 23.49%, 03/23/2027 (a)(l)(q)	Lending Club	03/25/2022	8,500	8,611	1,271
187576025.SRDLC, 30.99%, 03/30/2027 (a)(l)(q)	Lending Club	04/01/2022	10,812	10,943	10,248
187581030.SRDLC, 30.99%, 03/26/2027 (a)(l)(q)	Lending Club	03/25/2022	9,315	9,436	—
187583183.SRDLC, 30.99%, 03/30/2025 (a)(l)(q)	Lending Club	04/01/2022	3,200	3,232	3,059
187583199.SRDLC, 30.49%, 03/29/2027 (a)(l)(q)	Lending Club	03/31/2022	8,998	9,095	8,521
187583216.SRDLC, 25.99%, 04/17/2027 (a)(l)(q)	Lending Club	04/14/2022	13,000	13,000	12,436
187585796.SRDLC, 28.99%, 03/23/2024 (a)(q)	Lending Club	03/25/2022	1,271	1,279	1,275
187587017.SRDLC, 26.49%, 03/29/2025 (a)(q)	Lending Club	03/31/2022	8,977	9,058	8,631
187587643.SRDLC, 27.99%, 03/23/2025 (a)(q)	Lending Club	03/25/2022	8,757	8,839	8,625
187588124.SRDLC, 30.99%, 03/29/2027 (a)(l)(q)	Lending Club	03/25/2022	4,539	4,592	4,372
187588355.SRDLC, 30.99%, 03/23/2027 (a)(q)	Lending Club	03/25/2022	9,805	9,918	9,661
187592785.SRDLC, 30.99%, 03/24/2027 (a)(q)	Lending Club	03/28/2022	8,913	9,016	8,788
187593124.SRDLC, 17.99%, 03/23/2025 (a)(q)	Lending Club	03/25/2022	3,145	3,173	3,051
187593444.SRDLC, 23.99%, 04/13/2027 (a)(l)(q)	Lending Club	04/15/2022	19,037	19,037	2,846
187593665.SRDLC, 21.49%, 03/24/2026 (a)(q)	Lending Club	03/28/2022	5,647	5,706	5,492
187593758.SRDLC, 15.99%, 03/23/2025 (a)(q)	Lending Club	03/25/2022	2,770	2,794	2,686
187594268.SRDLC, 22.49%, 03/23/2025 (a)(q)	Lending Club	03/25/2022	766	773	747
187595243.SRDLC, 23.49%, 03/28/2025 (a)(q)	Lending Club	03/25/2022	5,382	5,432	5,259

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 7.5% (continued)
187595700.SRDLC, 21.49%, 03/23/2025 (a)(q)	Lending Club	03/25/2022	$3,549	$3,582	$3,459
187596231.SRDLC, 24.99%, 03/28/2025 (a)(q)	Lending Club	03/30/2022	7,135	7,198	7,045
187597607.SRDLC, 30.99%, 03/31/2027 (a)(l)(q)	Lending Club	04/04/2022	21,298	21,564	20,218
187601450.SRDLC, 27.99%, 04/05/2025 (a)(q)	Lending Club	04/07/2022	9,043	9,129	8,668
187606448.SRDLC, 30.99%, 03/24/2027 (a)(l)(q)	Lending Club	03/28/2022	13,908	14,089	3,515
187608167.SRDLC, 27.99%, 03/24/2025 (a)(l)(q)	Lending Club	03/28/2022	3,622	3,669	541
187609056.SRDLC, 30.99%, 03/24/2027 (a)(q)	Lending Club	03/28/2022	8,950	9,067	8,801
187609294.SRDLC, 16.49%, 03/24/2025 (a)(q)	Lending Club	03/28/2022	2,082	2,101	2,020
187611557.SRDLC, 26.99%, 03/24/2025 (a)(q)	Lending Club	03/28/2022	2,180	2,201	2,148
187616322.SRDLC, 9.99%, 04/07/2027 (a)(q)	Lending Club	04/06/2022	13,418	13,418	12,979
187618422.SRDLC, 30.99%, 04/04/2027 (a)(q)	Lending Club	04/06/2022	4,505	4,557	4,283
187620736.SRDLC, 30.99%, 03/24/2027 (a)(q)	Lending Club	03/28/2022	8,913	9,016	8,788
187621853.SRDLC, 30.99%, 03/31/2025 (a)(l)(q)	Lending Club	03/28/2022	8,172	8,278	3,511
187621898.SRDLC, 23.99%, 04/28/2027 (a)(q)	Lending Club	04/15/2022	23,031	23,031	22,230
187623477.SRDLC, 30.49%, 03/24/2025 (a)(q)	Lending Club	03/28/2022	1,990	2,009	1,962
187624729.SRDLC, 30.99%, 03/05/2025 (a)(l)(q)	Lending Club	03/28/2022	3,241	3,272	3,137
187625273.SRDLC, 27.49%, 03/24/2027 (a)(q)	Lending Club	03/28/2022	5,290	5,350	5,209
187626309.SRDLC, 17.99%, 03/25/2025 (a)(l)(q)	Lending Club	03/29/2022	3,367	3,411	327
187626903.SRDLC, 23.99%, 04/03/2027 (a)(q)	Lending Club	03/29/2022	14,935	15,105	14,434
187628074.SRDLC, 11.99%, 03/24/2024 (a)(q)	Lending Club	03/28/2022	4,876	4,906	4,821
187628308.SRDLC, 30.99%, 03/24/2027 (a)(q)	Lending Club	03/28/2022	8,928	9,040	8,778
187629164.SRDLC, 30.49%, 03/25/2027 (a)(q)	Lending Club	03/29/2022	8,900	9,002	8,778
187629900.SRDLC, 27.99%, 03/24/2025 (a)(q)	Lending Club	03/28/2022	7,298	7,366	7,191
187632542.SRDLC, 23.74%, 03/27/2025 (a)(q)	Lending Club	03/29/2022	718	725	705
187636106.SRDLC, 30.99%, 03/29/2026 (a)(l)(q)	Lending Club	03/31/2022	7,471	7,568	1,117
187637005.SRDLC, 16.99%, 03/28/2025 (a)(l)(q)	Lending Club	03/30/2022	4,402	4,459	1,732
187638238.SRDLC, 30.99%, 03/15/2025 (a)(q)	Lending Club	03/29/2022	3,622	3,656	3,574
187641240.SRDLC, 26.24%, 03/24/2025 (a)(q)	Lending Club	03/28/2022	2,173	2,194	2,142
187641863.SRDLC, 25.49%, 03/29/2025 (a)(l)(q)	Lending Club	03/31/2022	6,600	6,685	2,581
187642052.SRDLC, 30.99%, 03/31/2027 (a)(l)(q)	Lending Club	03/30/2022	4,519	4,569	4,369
187643474.SRDLC, 21.99%, 03/24/2027 (a)(q)	Lending Club	03/28/2022	6,055	6,123	5,842
187643783.SRDLC, 15.19%, 04/15/2025 (a)(l)(q)	Lending Club	04/19/2022	3,454	3,454	516
187646172.SRDLC, 28.49%, 03/28/2025 (a)(q)	Lending Club	03/30/2022	3,656	3,691	3,618
187646351.SRDLC, 30.99%, 03/29/2026 (a)(l)(q)	Lending Club	03/31/2022	1,021	1,031	977
187646651.SRDLC, 28.49%, 03/25/2025 (a)(q)	Lending Club	03/29/2022	1,010	1,020	990
187648874.SRDLC, 30.99%, 03/25/2027 (a)(q)	Lending Club	03/29/2022	4,457	4,508	4,396
187649484.SRDLC, 23.99%, 03/28/2025 (a)(q)	Lending Club	03/30/2022	1,722	1,736	1,702
187653936.SRDLC, 30.99%, 04/05/2025 (a)(q)	Lending Club	04/07/2022	4,521	4,564	4,335
187657079.SRDLC, 30.49%, 03/28/2027 (a)(q)	Lending Club	03/30/2022	4,450	4,501	4,396
187660527.SRDLC, 30.99%, 04/10/2027 (a)(l)(q)	Lending Club	04/06/2022	9,093	9,206	8,623
187664282.SRDLC, 17.99%, 03/28/2025 (a)(q)	Lending Club	03/30/2022	2,516	2,538	2,442
187665599.SRDLC, 30.99%, 09/25/2027 (a)(l)(q)	Lending Club	03/29/2022	6,096	6,175	911
187666286.SRDLC, 7.49%, 04/12/2025 (a)(q)	Lending Club	04/14/2022	4,147	4,147	4,054
187666337.SRDLC, 30.99%, 03/25/2025 (a)(q)	Lending Club	03/29/2022	739	746	729
187670344.SRDLC, 30.99%, 03/25/2025 (a)(l)(q)	Lending Club	03/29/2022	1,939	1,964	1,899
187671142.SRDLC, 20.99%, 04/04/2027 (a)(q)	Lending Club	04/06/2022	8,736	8,834	8,271
187672826.SRDLC, 30.99%, 03/30/2027 (a)(l)(q)	Lending Club	04/01/2022	12,974	13,131	12,298
187675115.SRDLC, 30.99%, 03/31/2027 (a)(l)(q)	Lending Club	03/30/2022	4,702	4,757	4,542
187677488.SRDLC, 28.99%, 03/25/2025 (a)(l)(q)	Lending Club	03/29/2022	6,804	6,893	1,017
187678597.SRDLC, 28.49%, 03/30/2025 (a)(l)(q)	Lending Club	04/01/2022	3,775	3,811	3,606
187680243.SRDLC, 19.49%, 03/25/2025 (a)(q)	Lending Club	03/29/2022	10,554	10,649	10,288
187680335.SRDLC, 30.99%, 03/28/2027 (a)(l)(q)	Lending Club	03/30/2022	14,433	14,621	2,158
187681770.SRDLC, 22.99%, 03/28/2025 (a)(q)	Lending Club	03/30/2022	1,071	1,081	1,058
187682075.SRDLC, 17.49%, 04/04/2025 (a)(q)	Lending Club	04/06/2022	5,198	5,246	4,980
187682628.SRDLC, 20.49%, 04/06/2025 (a)(l)(q)	Lending Club	04/08/2022	3,826	3,875	572

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 7.5% (continued)
187683385.SRDLC, 19.49%, 03/28/2027 (a)(q)	Lending Club	03/30/2022	$10,284	$10,398	$9,912
187683447.SRDLC, 20.99%, 03/30/2025 (a)(l)(q)	Lending Club	04/01/2022	3,666	3,700	3,501
187683918.SRDLC, 23.49%, 04/04/2027 (a)(q)	Lending Club	04/06/2022	8,801	8,906	8,430
187683952.SRDLC, 30.49%, 04/04/2025 (a)(q)	Lending Club	04/06/2022	3,803	3,839	3,645
187684046.SRDLC, 25.99%, 04/04/2027 (a)(q)	Lending Club	04/06/2022	4,440	4,490	4,258
187684901.SRDLC, 17.49%, 04/19/2025 (a)(q)	Lending Club	04/06/2022	6,178	6,235	5,910
187687190.SRDLC, 30.99%, 03/31/2025 (a)(l)(q)	Lending Club	03/30/2022	10,797	10,937	1,614
187688454.SRDLC, 13.99%, 03/28/2025 (a)(q)	Lending Club	03/30/2022	3,430	3,460	3,327
187689067.SRDLC, 10.89%, 04/05/2025 (a)(q)	Lending Club	04/07/2022	5,329	5,329	5,175
187689256.SRDLC, 23.49%, 03/28/2027 (a)(q)	Lending Club	03/30/2022	4,349	4,398	4,267
187691527.SRDLC, 16.99%, 03/28/2027 (a)(l)(q)	Lending Club	03/30/2022	7,501	7,598	1,121
187692276.SRDLC, 5%, 03/28/2028 (a)(l)(q)	Lending Club	03/30/2022	11,452	11,586	7,191
187693942.SRDLC, 16.49%, 03/28/2025 (a)(q)	Lending Club	03/30/2022	2,429	2,451	2,357
187694094.SRDLC, 28.49%, 08/12/2025 (a)(l)(q)	Lending Club	03/30/2022	8,609	8,721	2,239
187695089.SRDLC, 30.99%, 03/30/2026 (a)(l)(q)	Lending Club	04/01/2022	2,902	2,939	434
187697798.SRDLC, 21.49%, 03/28/2027 (a)(q)	Lending Club	03/30/2022	16,406	16,589	15,827
187698352.SRDLC, 28.99%, 03/29/2025 (a)(q)	Lending Club	03/31/2022	1,361	1,373	1,300
187698457.SRDLC, 28.99%, 04/14/2025 (a)(l)(q)	Lending Club	04/06/2022	4,370	4,426	653
187698781.SRDLC, 15.49%, 03/02/2025 (a)(l)(q)	Lending Club	03/30/2022	7,183	7,247	6,913
187699788.SRDLC, 23.99%, 03/28/2027 (a)(l)(q)	Lending Club	03/30/2022	21,787	22,068	21,091
187700256.SRDLC, 20.49%, 04/04/2025 (a)(q)	Lending Club	04/06/2022	3,512	3,544	3,359
187701388.SRDLC, 28.49%, 03/11/2027 (a)(l)(q)	Lending Club	03/30/2022	7,257	7,345	7,040
187701762.SRDLC, 30.99%, 03/28/2027 (a)(l)(q)	Lending Club	03/30/2022	14,091	14,274	2,107
187702574.SRDLC, 24.99%, 03/31/2025 (a)(l)(q)	Lending Club	03/30/2022	5,033	5,098	304
187705680.SRDLC, 28.99%, 03/28/2025 (a)(q)	Lending Club	03/30/2022	3,297	3,329	3,263
187708100.SRDLC, 30.99%, 04/06/2027 (a)(l)(q)	Lending Club	03/31/2022	9,611	9,736	1,437
187708178.SRDLC, 30.49%, 04/03/2025 (a)(q)	Lending Club	03/30/2022	2,758	2,784	2,661
187708340.SRDLC, 30.99%, 04/15/2027 (a)(l)(q)	Lending Club	04/13/2022	9,154	9,260	8,694
187708889.SRDLC, 20.49%, 04/04/2027 (a)(q)	Lending Club	04/06/2022	21,803	22,047	20,638
187708953.SRDLC, 15%, 08/04/2024 (a)(q)	Lending Club	04/06/2022	3,410	3,448	2,612
187709072.SRDLC, 30.99%, 10/15/2027 (a)(q)	Lending Club	04/06/2022	9,540	9,657	8,978
187711247.SRDLC, 28.99%, 03/28/2025 (a)(l)(q)	Lending Club	03/30/2022	1,664	1,685	316
187711920.SRDLC, 28.99%, 03/28/2025 (a)(q)	Lending Club	03/30/2022	2,198	2,219	2,175
187711960.SRDLC, 21.49%, 03/28/2027 (a)(q)	Lending Club	03/30/2022	6,908	6,985	6,664
187712696.SRDLC, 15%, 07/28/2025 (a)(q)	Lending Club	03/30/2022	3,943	3,981	2,829
187715822.SRDLC, 30.99%, 03/28/2027 (a)(q)	Lending Club	03/30/2022	13,370	13,525	13,211
187716768.SRDLC, 28.49%, 03/29/2025 (a)(l)(q)	Lending Club	03/31/2022	981	990	937
187717300.SRDLC, 30.99%, 03/28/2025 (a)(l)(q)	Lending Club	03/30/2022	2,510	2,543	684
187717342.SRDLC, 15.99%, 03/28/2025 (a)(q)	Lending Club	03/30/2022	3,462	3,493	3,359
187719585.SRDLC, 28.99%, 08/04/2025 (a)(l)(q)	Lending Club	04/06/2022	9,624	9,749	2,286
187720227.SRDLC, 30.99%, 03/28/2026 (a)(q)	Lending Club	03/30/2022	2,007	2,029	1,995
187720584.SRDLC, 19.99%, 07/28/2025 (a)(q)	Lending Club	03/30/2022	4,006	4,045	3,826
187721287.SRDLC, 14.04%, 03/09/2026 (a)(l)(q)	Lending Club	03/30/2022	2,610	2,636	2,455
187721323.SRDLC, 21.74%, 03/15/2027 (a)(l)(q)	Lending Club	03/30/2022	4,274	4,326	4,115
187724339.SRDLC, 30.99%, 04/04/2025 (a)(q)	Lending Club	04/06/2022	3,429	3,462	3,287
187725925.SRDLC, 25.24%, 04/05/2026 (a)(l)(q)	Lending Club	03/30/2022	5,102	5,169	763
187726419.SRDLC, 5%, 02/28/2028 (a)(l)(q)	Lending Club	03/30/2022	6,866	6,950	4,287
187726884.SRDLC, 23.49%, 03/28/2027 (a)(q)	Lending Club	03/30/2022	5,218	5,277	5,120
187727353.SRDLC, 30.99%, 03/28/2027 (a)(l)(q)	Lending Club	03/30/2022	4,964	5,029	742
187727701.SRDLC, 28.99%, 03/28/2025 (a)(q)	Lending Club	03/30/2022	2,198	2,219	2,175
187727906.SRDLC, 29.74%, 03/28/2025 (a)(l)(q)	Lending Club	03/30/2022	3,793	3,829	3,753
187728775.SRDLC, 20.99%, 03/05/2025 (a)(l)(q)	Lending Club	03/30/2022	2,358	2,389	—
187729933.SRDLC, 30.99%, 04/04/2027 (a)(q)	Lending Club	04/06/2022	4,505	4,557	4,283
187730016.SRDLC, 26.49%, 03/28/2025 (a)(q)	Lending Club	03/30/2022	1,305	1,318	1,291
187730103.SRDLC, 30.99%, 03/28/2025 (a)(q)	Lending Club	03/30/2022	5,171	5,220	5,119

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 7.5% (continued)
187731187.SRDLC, 30.99%, 01/30/2028 (a)(l)(q)	Lending Club	04/06/2022	$14,368	$14,555	$2,148
187732651.SRDLC, 17.99%, 03/28/2025 (a)(q)	Lending Club	03/30/2022	8,386	8,462	8,141
187733555.SRDLC, 30.99%, 03/29/2027 (a)(l)(q)	Lending Club	03/31/2022	14,198	14,383	3,091
187734013.SRDLC, 24.99%, 03/28/2025 (a)(q)	Lending Club	03/30/2022	802	809	790
187734606.SRDLC, 30.99%, 03/28/2027 (a)(q)	Lending Club	03/30/2022	4,457	4,508	4,404
187734741.SRDLC, 22.99%, 03/28/2025 (a)(q)	Lending Club	03/30/2022	3,264	3,293	3,217
187737195.SRDLC, 28.99%, 03/28/2025 (a)(q)	Lending Club	03/30/2022	1,463	1,477	1,448
187737593.SRDLC, 28.99%, 03/28/2025 (a)(q)	Lending Club	03/30/2022	3,664	3,698	3,625
187737991.SRDLC, 25.49%, 03/28/2025 (a)(l)(q)	Lending Club	03/30/2022	8,159	8,265	1,527
187738310.SRDLC, 30.99%, 03/10/2027 (a)(l)(q)	Lending Club	03/31/2022	7,299	7,383	6,940
187738763.SRDLC, 15.99%, 03/28/2025 (a)(q)	Lending Club	03/30/2022	6,232	6,288	6,047
187738813.SRDLC, 18.99%, 03/31/2027 (a)(q)	Lending Club	03/30/2022	13,907	14,047	13,288
187739186.SRDLC, 28.99%, 03/28/2027 (a)(q)	Lending Club	03/30/2022	10,630	10,750	10,498
187740004.SRDLC, 17.99%, 03/15/2025 (a)(q)	Lending Club	03/30/2022	4,473	4,513	4,346
187740151.SRDLC, 22.74%, 03/28/2025 (a)(q)	Lending Club	03/30/2022	2,284	2,305	2,256
187740881.SRDLC, 22.49%, 03/28/2025 (a)(q)	Lending Club	03/30/2022	4,278	4,317	4,177
187741210.SRDLC, 30.99%, 03/28/2025 (a)(q)	Lending Club	03/30/2022	11,080	11,186	10,968
187741519.SRDLC, 30.99%, 03/15/2025 (a)(q)	Lending Club	03/30/2022	2,340	2,362	2,287
187742712.SRDLC, 30.99%, 04/17/2027 (a)(q)	Lending Club	04/06/2022	6,819	6,903	6,496
187743339.SRDLC, 14.49%, 03/18/2025 (a)(q)	Lending Club	03/30/2022	3,874	3,908	3,755
187744064.SRDLC, 18.99%, 03/28/2025 (a)(q)	Lending Club	03/30/2022	11,232	11,334	10,961
187744547.SRDLC, 28.49%, 03/28/2025 (a)(q)	Lending Club	03/30/2022	1,097	1,107	1,085
187744622.SRDLC, 20.49%, 03/15/2025 (a)(q)	Lending Club	03/30/2022	8,025	8,098	7,828
187745440.SRDLC, 28.99%, 03/28/2025 (a)(l)(q)	Lending Club	03/30/2022	3,897	3,947	1,722
187746188.SRDLC, 19.49%, 04/01/2025 (a)(l)(q)	Lending Club	03/31/2022	6,132	6,185	5,834
187746746.SRDLC, 28.49%, 03/28/2025 (a)(q)	Lending Club	03/30/2022	3,656	3,691	3,618
187746983.SRDLC, 23.99%, 03/31/2025 (a)(q)	Lending Club	03/30/2022	2,977	3,003	2,882
187747845.SRDLC, 17.49%, 03/16/2025 (a)(q)	Lending Club	03/30/2022	8,974	9,055	8,717
187749050.SRDLC, 15%, 09/28/2027 (a)(l)(q)	Lending Club	03/30/2022	5,625	5,695	3,544
187749843.SRDLC, 25.99%, 07/31/2025 (a)(l)(q)	Lending Club	03/30/2022	11,637	11,777	1,872
187751211.SRDLC, 30.99%, 03/28/2027 (a)(q)	Lending Club	03/30/2022	1,280	1,295	1,265
187751530.SRDLC, 18.49%, 04/04/2027 (a)(q)	Lending Club	04/06/2022	4,330	4,378	3,978
187752645.SRDLC, 26.99%, 03/28/2024 (a)(q)	Lending Club	03/30/2022	2,623	2,641	2,648
187753460.SRDLC, 30.99%, 03/28/2027 (a)(q)	Lending Club	03/30/2022	4,457	4,508	4,404
187754067.SRDLC, 17.49%, 03/28/2026 (a)(q)	Lending Club	03/30/2022	3,968	4,009	3,752
187754377.SRDLC, 28.49%, 03/28/2025 (a)(q)	Lending Club	03/30/2022	7,302	7,371	7,215
187755696.SRDLC, 30.99%, 03/30/2025 (a)(l)(q)	Lending Club	04/01/2022	11,429	11,542	10,924
187755875.SRDLC, 17.49%, 03/28/2025 (a)(q)	Lending Club	03/30/2022	1,743	1,759	1,692
187756826.SRDLC, 17.99%, 04/10/2025 (a)(q)	Lending Club	03/30/2022	4,424	4,464	4,257
187758892.SRDLC, 20.49%, 03/29/2025 (a)(l)(q)	Lending Club	03/31/2022	7,316	7,380	6,985
187760320.SRDLC, 27.49%, 03/01/2027 (a)(l)(q)	Lending Club	03/30/2022	10,732	10,855	10,372
187762428.SRDLC, 30.49%, 04/20/2027 (a)(q)	Lending Club	04/07/2022	6,545	6,626	6,212
187762709.SRDLC, 17.99%, 04/05/2025 (a)(l)(q)	Lending Club	04/07/2022	3,373	3,417	432
187763202.SRDLC, 22.99%, 03/28/2025 (a)(q)	Lending Club	03/30/2022	5,002	5,048	4,941
187764063.SRDLC, 30.99%, 04/04/2025 (a)(l)(q)	Lending Club	04/06/2022	16,991	17,212	4,012
187764071.SRDLC, 19.49%, 03/30/2025 (a)(l)(q)	Lending Club	04/01/2022	3,497	3,530	3,339
187764329.SRDLC, 30.99%, 04/13/2027 (a)(l)(q)	Lending Club	03/30/2022	14,532	14,721	2,173
187764407.SRDLC, 19.49%, 03/28/2027 (a)(l)(q)	Lending Club	03/30/2022	8,017	8,121	2,541
187764471.SRDLC, 22.49%, 05/13/2025 (a)(q)	Lending Club	04/14/2022	18,446	18,620	17,646
187764798.SRDLC, 22.99%, 03/29/2025 (a)(l)(q)	Lending Club	03/31/2022	5,912	5,964	5,681
187765017.SRDLC, 22.99%, 03/30/2025 (a)(l)(q)	Lending Club	04/01/2022	2,759	2,794	—
187765049.SRDLC, 27.99%, 03/30/2025 (a)(l)(q)	Lending Club	04/01/2022	11,755	11,869	11,230
187765326.SRDLC, 30.99%, 03/28/2027 (a)(q)	Lending Club	03/30/2022	5,348	5,410	5,285
187765977.SRDLC, 19.49%, 04/15/2027 (a)(q)	Lending Club	04/01/2022	8,788	8,886	8,295
187766134.SRDLC, 24.99%, 03/28/2027 (a)(q)	Lending Club	03/30/2022	11,367	11,495	11,004

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 7.5% (continued)
187767443.SRDLC, 30.99%, 03/29/2027 (a)(l)(q)	Lending Club	03/31/2022	$7,430	$7,526	$2,520
187768851.SRDLC, 22.99%, 03/05/2025 (a)(l)(q)	Lending Club	04/01/2022	7,427	7,498	7,155
187768946.SRDLC, 12.54%, 04/15/2025 (a)(l)(q)	Lending Club	04/06/2022	7,827	7,922	7,479
187770730.SRDLC, 19.99%, 03/30/2025 (a)(l)(q)	Lending Club	04/01/2022	3,285	3,316	3,138
187770978.SRDLC, 30.49%, 03/30/2025 (a)(q)	Lending Club	04/01/2022	4,564	4,606	4,342
187771530.SRDLC, 15.99%, 09/18/2025 (a)(q)	Lending Club	04/08/2022	15,886	16,085	15,172
187771765.SRDLC, 30.99%, 03/20/2025 (a)(q)	Lending Club	04/01/2022	1,090	1,101	1,063
187772030.SRDLC, 30.49%, 04/21/2027 (a)(l)(q)	Lending Club	04/01/2022	9,436	9,559	2,205
187772301.SRDLC, 30.99%, 03/30/2027 (a)(q)	Lending Club	04/01/2022	7,380	7,450	6,998
187773011.SRDLC, 13.19%, 04/04/2027 (a)(q)	Lending Club	04/06/2022	21,219	21,219	20,540
187773425.SRDLC, 30.99%, 03/30/2025 (a)(l)(q)	Lending Club	04/01/2022	4,973	5,038	1,167
187773626.SRDLC, 14.24%, 03/10/2025 (a)(l)(q)	Lending Club	04/01/2022	2,130	2,149	2,045
187774067.SRDLC, 30.99%, 04/13/2025 (a)(l)(q)	Lending Club	04/07/2022	5,565	5,637	5,303
187775635.SRDLC, 22.49%, 03/30/2027 (a)(l)(q)	Lending Club	04/01/2022	4,390	4,441	4,154
187776367.SRDLC, 22.74%, 03/30/2025 (a)(l)(q)	Lending Club	04/01/2022	3,691	3,726	3,548
187777756.SRDLC, 30.99%, 03/30/2027 (a)(l)(q)	Lending Club	04/01/2022	5,302	5,370	5,030
187778653.SRDLC, 30.99%, 03/30/2025 (a)(q)	Lending Club	04/01/2022	4,933	4,980	4,711
187779942.SRDLC, 30.99%, 03/30/2025 (a)(q)	Lending Club	04/01/2022	2,605	2,639	2,472
187780414.SRDLC, 18.99%, 03/30/2025 (a)(l)(q)	Lending Club	04/01/2022	4,363	4,403	4,165
187780746.SRDLC, 21.49%, 03/30/2027 (a)(q)	Lending Club	04/01/2022	6,826	6,902	6,456
187781026.SRDLC, 17.99%, 03/30/2025 (a)(l)(q)	Lending Club	04/01/2022	3,620	3,654	3,466
187781426.SRDLC, 20.49%, 03/30/2025 (a)(l)(q)	Lending Club	04/01/2022	9,511	9,600	9,084
187781877.SRDLC, 15.99%, 04/05/2025 (a)(q)	Lending Club	04/07/2022	1,436	1,449	1,376
187782545.SRDLC, 16.99%, 03/30/2027 (a)(l)(q)	Lending Club	04/01/2022	12,918	13,065	11,845
187783446.SRDLC, 18.49%, 03/30/2025 (a)(q)	Lending Club	04/01/2022	4,345	4,386	4,160
187784224.SRDLC, 22.99%, 03/30/2025 (a)(l)(q)	Lending Club	04/01/2022	2,956	2,984	2,842
187784638.SRDLC, 22.99%, 03/02/2025 (a)(l)(q)	Lending Club	04/01/2022	3,851	3,901	576
187784777.SRDLC, 28.49%, 04/04/2025 (a)(q)	Lending Club	04/01/2022	4,554	4,598	4,334
187786026.SRDLC, 30.99%, 03/30/2027 (a)(l)(q)	Lending Club	04/01/2022	5,406	5,471	5,124
187789570.SRDLC, 22.49%, 08/30/2025 (a)(q)	Lending Club	04/01/2022	2,460	2,492	2,325
187789803.SRDLC, 30.24%, 03/30/2027 (a)(l)(q)	Lending Club	04/01/2022	11,900	12,055	1,779
187790097.SRDLC, 24.99%, 03/30/2025 (a)(l)(q)	Lending Club	04/01/2022	1,324	1,337	1,271
187790872.SRDLC, 30.99%, 03/02/2027 (a)(l)(q)	Lending Club	04/01/2022	5,415	5,481	5,139
187791123.SRDLC, 30.99%, 03/13/2027 (a)(l)(q)	Lending Club	04/01/2022	8,386	8,487	7,956
187792825.SRDLC, 19.99%, 03/30/2025 (a)(l)(q)	Lending Club	04/01/2022	4,956	5,021	462
187793076.SRDLC, 28.99%, 04/03/2025 (a)(q)	Lending Club	04/01/2022	2,736	2,762	2,603
187793104.SRDLC, 28.99%, 03/30/2025 (a)(l)(q)	Lending Club	04/01/2022	9,114	9,233	1,363
187794659.SRDLC, 15.99%, 04/04/2025 (a)(q)	Lending Club	04/06/2022	2,513	2,536	2,407
187795721.SRDLC, 7.49%, 04/13/2025 (a)(q)	Lending Club	04/15/2022	7,603	7,603	7,432
187796391.SRDLC, 27.99%, 04/15/2025 (a)(q)	Lending Club	04/01/2022	763	771	727
187799361.SRDLC, 16.99%, 03/31/2027 (a)(l)(q)	Lending Club	04/01/2022	11,202	11,325	10,281
187800170.SRDLC, 30.99%, 03/05/2025 (a)(l)(q)	Lending Club	04/01/2022	2,147	2,168	2,059
187801163.SRDLC, 21.99%, 04/04/2025 (a)(q)	Lending Club	04/06/2022	7,361	7,429	7,044
187802573.SRDLC, 30.99%, 04/04/2025 (a)(l)(q)	Lending Club	04/06/2022	4,708	4,769	1,981
187803166.SRDLC, 19.49%, 03/30/2025 (a)(l)(q)	Lending Club	04/01/2022	1,820	1,837	1,738
187804147.SRDLC, 22.99%, 03/30/2025 (a)(l)(q)	Lending Club	04/01/2022	2,217	2,238	2,131
187804192.SRDLC, 6.99%, 04/06/2025 (a)(q)	Lending Club	04/08/2022	5,862	5,862	5,730
187810172.SRDLC, 30.99%, 04/04/2027 (a)(l)(q)	Lending Club	04/06/2022	13,930	14,111	3,092
187812001.SRDLC, 30.49%, 01/04/2028 (a)(l)(q)	Lending Club	04/06/2022	4,860	4,916	4,530
187812184.SRDLC, 28.99%, 04/06/2025 (a)(q)	Lending Club	04/08/2022	1,513	1,527	1,451
187813470.SRDLC, 30.99%, 04/04/2025 (a)(q)	Lending Club	04/06/2022	2,438	2,462	2,337
187814662.SRDLC, 30.99%, 04/05/2027 (a)(q)	Lending Club	04/07/2022	4,505	4,557	4,286
187814754.SRDLC, 30.99%, 04/18/2027 (a)(q)	Lending Club	04/07/2022	13,736	13,892	13,003
187815910.SRDLC, 26.99%, 04/18/2025 (a)(q)	Lending Club	04/06/2022	11,464	11,573	10,954
187816052.SRDLC, 28.49%, 04/04/2025 (a)(q)	Lending Club	04/06/2022	4,530	4,573	4,340

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 7.5% (continued)
187817752.SRDLC, 22.99%, 04/04/2025 (a)(q)	Lending Club	04/06/2022	$2,956	$2,984	$2,848
187818458.SRDLC, 19.49%, 04/04/2025 (a)(l)(q)	Lending Club	04/06/2022	1,777	1,800	266
187820470.SRDLC, 20.99%, 04/04/2025 (a)(q)	Lending Club	04/06/2022	1,466	1,480	1,403
187821270.SRDLC, 30.49%, 04/15/2025 (a)(q)	Lending Club	04/06/2022	3,082	3,110	2,960
187821300.SRDLC, 30.49%, 04/07/2025 (a)(q)	Lending Club	04/06/2022	2,291	2,313	2,190
187822317.SRDLC, 30.99%, 04/04/2027 (a)(l)(q)	Lending Club	04/06/2022	5,726	5,800	856
187822913.SRDLC, 15.99%, 04/04/2024 (a)(q)	Lending Club	04/06/2022	810	815	791
187823371.SRDLC, 30.99%, 04/13/2027 (a)(q)	Lending Club	04/06/2022	13,729	13,897	12,986
187823915.SRDLC, 19.99%, 04/04/2025 (a)(q)	Lending Club	04/06/2022	3,651	3,684	3,492
187824476.SRDLC, 21.99%, 04/05/2025 (a)(q)	Lending Club	04/06/2022	9,579	9,667	9,137
187825124.SRDLC, 30.99%, 04/04/2027 (a)(l)(q)	Lending Club	04/06/2022	11,736	11,889	1,755
187830962.SRDLC, 12.54%, 04/10/2025 (a)(q)	Lending Club	04/06/2022	4,966	5,011	4,750
187832105.SRDLC, 30.99%, 05/28/2027 (a)(q)	Lending Club	04/06/2022	13,265	13,418	12,872
187832338.SRDLC, 22.99%, 04/04/2025 (a)(q)	Lending Club	04/06/2022	11,086	11,189	10,678
187833165.SRDLC, 30.99%, 04/15/2027 (a)(q)	Lending Club	04/06/2022	5,481	5,549	5,184
187835742.SRDLC, 15.49%, 04/07/2025 (a)(q)	Lending Club	04/06/2022	7,221	7,286	6,905
187836068.SRDLC, 30.99%, 04/19/2027 (a)(q)	Lending Club	04/06/2022	7,678	7,772	7,323
187838477.SRDLC, 30.99%, 04/15/2025 (a)(l)(q)	Lending Club	04/06/2022	12,182	12,340	1,821
187839088.SRDLC, 30.99%, 04/04/2027 (a)(q)	Lending Club	04/06/2022	13,782	13,961	13,035
187840012.SRDLC, 19.49%, 04/04/2025 (a)(q)	Lending Club	04/06/2022	2,623	2,647	2,509
187842093.SRDLC, 22.49%, 04/04/2027 (a)(l)(q)	Lending Club	04/06/2022	9,606	9,731	1,436
187843197.SRDLC, 11.99%, 04/19/2027 (a)(q)	Lending Club	04/06/2022	15,320	15,320	14,834
187843892.SRDLC, 24.99%, 04/04/2025 (a)(q)	Lending Club	04/06/2022	2,980	3,008	2,871
187844022.SRDLC, 30.99%, 04/10/2027 (a)(q)	Lending Club	04/06/2022	13,610	13,785	12,953
187844865.SRDLC, 20.49%, 04/04/2025 (a)(q)	Lending Club	04/06/2022	2,195	2,215	2,100
187845510.SRDLC, 19.49%, 04/12/2025 (a)(q)	Lending Club	04/06/2022	3,644	3,678	3,474
187845740.SRDLC, 30.99%, 04/30/2025 (a)(l)(q)	Lending Club	04/06/2022	6,783	6,871	2,600
187846033.SRDLC, 17.99%, 04/04/2025 (a)(q)	Lending Club	04/06/2022	4,707	4,750	4,510
187847354.SRDLC, 25.99%, 04/04/2027 (a)(l)(q)	Lending Club	04/06/2022	22,947	23,245	7,126
187847388.SRDLC, 13.99%, 04/04/2025 (a)(q)	Lending Club	04/06/2022	3,203	3,232	3,066
187847747.SRDLC, 5%, 04/04/2026 (a)(q)	Lending Club	04/06/2022	3,796	3,822	2,516
187848474.SRDLC, 30.99%, 04/05/2025 (a)(q)	Lending Club	04/07/2022	1,372	1,385	1,315
187849251.SRDLC, 30.99%, 04/04/2025 (a)(q)	Lending Club	04/06/2022	3,048	3,077	2,921
187849309.SRDLC, 28.99%, 04/04/2025 (a)(q)	Lending Club	04/06/2022	9,082	9,160	8,661
187850176.SRDLC, 28.49%, 04/04/2025 (a)(l)(q)	Lending Club	04/06/2022	2,451	2,483	1,014
187850551.SRDLC, 30.49%, 04/04/2025 (a)(q)	Lending Club	04/06/2022	3,468	3,502	3,317
187851090.SRDLC, 23.49%, 04/04/2025 (a)(q)	Lending Club	04/06/2022	2,222	2,243	2,131
187852320.SRDLC, 26.49%, 04/18/2027 (a)(q)	Lending Club	04/06/2022	10,798	10,923	10,361
187853969.SRDLC, 29.99%, 04/08/2027 (a)(q)	Lending Club	04/06/2022	8,120	8,214	7,712
187853993.SRDLC, 15.49%, 04/04/2024 (a)(q)	Lending Club	04/06/2022	809	819	790
187854084.SRDLC, 30.99%, 08/08/2025 (a)(l)(q)	Lending Club	04/06/2022	1,813	1,836	271
187854140.SRDLC, 20.49%, 04/04/2027 (a)(q)	Lending Club	04/06/2022	12,695	12,837	12,007
187854293.SRDLC, 16.99%, 04/14/2025 (a)(q)	Lending Club	04/06/2022	3,619	3,652	3,461
187854397.SRDLC, 15%, 08/04/2025 (a)(q)	Lending Club	04/06/2022	2,361	2,390	1,616
187854697.SRDLC, 22.99%, 04/04/2027 (a)(q)	Lending Club	04/06/2022	4,372	4,421	4,187
187855775.SRDLC, 26.99%, 04/04/2025 (a)(q)	Lending Club	04/06/2022	1,539	1,553	1,474
187856387.SRDLC, 22.99%, 04/04/2025 (a)(l)(q)	Lending Club	04/06/2022	3,069	3,109	459
187857140.SRDLC, 30.99%, 04/18/2027 (a)(q)	Lending Club	04/06/2022	4,584	4,642	4,337
187857239.SRDLC, 30.99%, 04/15/2025 (a)(l)(q)	Lending Club	04/06/2022	2,238	2,267	183
187857517.SRDLC, 17.99%, 04/10/2025 (a)(q)	Lending Club	04/06/2022	2,154	2,169	2,065
187857930.SRDLC, 30.99%, 04/12/2025 (a)(q)	Lending Club	04/06/2022	7,700	7,775	7,383
187858022.SRDLC, 17.74%, 04/19/2025 (a)(q)	Lending Club	04/06/2022	3,660	3,694	3,502
187859053.SRDLC, 17.99%, 04/04/2025 (a)(q)	Lending Club	04/06/2022	2,172	2,192	2,081
187859227.SRDLC, 20.49%, 04/04/2025 (a)(q)	Lending Club	04/06/2022	4,756	4,800	4,549
187859323.SRDLC, 30.99%, 05/25/2027 (a)(q)	Lending Club	04/06/2022	13,212	13,365	12,827

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 7.5% (continued)
187859532.SRDLC, 20.99%, 04/04/2025 (a)(q)	Lending Club	04/06/2022	$3,666	$3,700	$3,507
187859602.SRDLC, 30.99%, 04/04/2025 (a)(q)	Lending Club	04/06/2022	762	769	730
187861515.SRDLC, 30.99%, 04/04/2027 (a)(q)	Lending Club	04/06/2022	6,310	6,382	5,980
187862773.SRDLC, 28.49%, 04/04/2025 (a)(q)	Lending Club	04/06/2022	5,436	5,488	5,208
187862799.SRDLC, 30.99%, 04/04/2027 (a)(q)	Lending Club	04/06/2022	2,257	2,281	2,168
187863084.SRDLC, 30.99%, 04/04/2025 (a)(q)	Lending Club	04/06/2022	762	769	730
187864635.SRDLC, 24.99%, 09/20/2025 (a)(q)	Lending Club	04/07/2022	5,564	5,626	5,286
187864708.SRDLC, 27.99%, 04/04/2027 (a)(q)	Lending Club	04/06/2022	16,080	16,264	15,269
187865693.SRDLC, 15.74%, 04/04/2025 (a)(q)	Lending Club	04/06/2022	12,870	12,962	12,328
187865748.SRDLC, 16.99%, 04/04/2025 (a)(q)	Lending Club	04/06/2022	4,326	4,366	4,145
187865773.SRDLC, 17.99%, 04/04/2025 (a)(q)	Lending Club	04/06/2022	5,214	5,261	4,996
187865865.SRDLC, 30.99%, 04/04/2025 (a)(q)	Lending Club	04/06/2022	1,524	1,539	1,461
187866166.SRDLC, 30.99%, 04/04/2027 (a)(q)	Lending Club	04/06/2022	13,516	13,672	12,850
187866389.SRDLC, 30.99%, 04/04/2027 (a)(q)	Lending Club	04/06/2022	4,505	4,557	4,283
187869709.SRDLC, 28.99%, 04/15/2027 (a)(q)	Lending Club	04/06/2022	16,334	16,534	15,434
187871047.SRDLC, 30.99%, 04/09/2025 (a)(q)	Lending Club	04/06/2022	4,601	4,645	4,403
187871605.SRDLC, 30.99%, 04/04/2027 (a)(q)	Lending Club	04/06/2022	22,834	23,124	21,590
187872123.SRDLC, 30.99%, 04/06/2027 (a)(l)(q)	Lending Club	04/08/2022	11,644	11,795	1,741
187872175.SRDLC, 30.99%, 04/06/2025 (a)(l)(q)	Lending Club	04/08/2022	3,994	4,046	656
187872374.SRDLC, 15%, 08/12/2025 (a)(l)(q)	Lending Club	04/06/2022	3,367	3,405	2,336
187872532.SRDLC, 26.49%, 04/04/2027 (a)(q)	Lending Club	04/06/2022	13,340	13,492	12,796
187872598.SRDLC, 30.99%, 04/04/2025 (a)(q)	Lending Club	04/06/2022	1,143	1,153	1,095
187873132.SRDLC, 17.99%, 04/04/2025 (a)(q)	Lending Club	04/06/2022	3,319	3,349	3,183
187873200.SRDLC, 17.99%, 04/04/2025 (a)(l)(q)	Lending Club	04/06/2022	3,296	3,339	503
187873238.SRDLC, 25.99%, 04/17/2025 (a)(q)	Lending Club	04/06/2022	6,043	6,101	5,832
187873507.SRDLC, 28.74%, 04/04/2026 (a)(q)	Lending Club	04/06/2022	8,447	8,538	8,107
187875474.SRDLC, 14.09%, 04/04/2027 (a)(q)	Lending Club	04/06/2022	34,072	34,072	32,864
187875633.SRDLC, 18.99%, 04/27/2027 (a)(l)(q)	Lending Club	04/08/2022	27,001	27,001	26,066
187875778.SRDLC, 6.79%, 04/15/2025 (a)(q)	Lending Club	04/19/2022	11,712	11,712	11,409
187876452.SRDLC, 12.99%, 04/11/2025 (a)(l)(q)	Lending Club	04/13/2022	24,317	24,317	5,024
187876494.SRDLC, 28.49%, 04/04/2024 (a)(l)(q)	Lending Club	04/06/2022	6,356	6,438	950
187876607.SRDLC, 15.99%, 04/19/2025 (a)(q)	Lending Club	04/06/2022	2,178	2,198	2,089
187876882.SRDLC, 20.49%, 04/04/2027 (a)(q)	Lending Club	04/06/2022	8,721	8,819	8,255
187877543.SRDLC, 26.49%, 04/19/2027 (a)(l)(q)	Lending Club	04/06/2022	11,154	11,299	1,765
187877609.SRDLC, 21.49%, 04/04/2027 (a)(l)(q)	Lending Club	04/06/2022	4,704	4,766	703
187877651.SRDLC, 21.99%, 05/20/2027 (a)(q)	Lending Club	04/06/2022	17,088	17,281	16,344
187878586.SRDLC, 6.49%, 04/04/2025 (a)(q)	Lending Club	04/06/2022	3,784	3,784	3,699
187881830.SRDLC, 30.99%, 04/15/2027 (a)(q)	Lending Club	04/06/2022	18,021	18,229	17,243
187883261.SRDLC, 16.99%, 04/04/2025 (a)(q)	Lending Club	04/06/2022	3,607	3,639	3,449
187884247.SRDLC, 30.99%, 04/08/2027 (a)(q)	Lending Club	04/06/2022	9,056	9,161	8,586
187884491.SRDLC, 30.99%, 04/17/2025 (a)(q)	Lending Club	04/06/2022	11,616	11,725	11,172
187885149.SRDLC, 30.99%, 04/23/2025 (a)(l)(q)	Lending Club	04/06/2022	5,037	5,103	1,267
187885477.SRDLC, 27.99%, 04/06/2025 (a)(q)	Lending Club	04/08/2022	3,331	3,363	3,190
187887142.SRDLC, 24.49%, 04/04/2027 (a)(q)	Lending Club	04/06/2022	7,070	7,150	6,776
187887270.SRDLC, 25.49%, 04/05/2025 (a)(q)	Lending Club	04/07/2022	7,464	7,534	7,196
187887355.SRDLC, 30.49%, 04/05/2027 (a)(q)	Lending Club	04/07/2022	13,495	13,651	12,836
187887520.SRDLC, 26.99%, 04/04/2027 (a)(q)	Lending Club	04/06/2022	13,360	13,360	12,796
187887568.SRDLC, 16.99%, 04/21/2025 (a)(l)(q)	Lending Club	04/08/2022	3,009	3,037	2,880
187890698.SRDLC, 17.99%, 04/05/2025 (a)(q)	Lending Club	04/07/2022	3,983	4,019	3,817
187891190.SRDLC, 24.99%, 04/06/2027 (a)(q)	Lending Club	04/08/2022	4,426	4,476	4,246
187895127.SRDLC, 27.99%, 04/15/2025 (a)(q)	Lending Club	04/06/2022	3,199	3,230	3,055
187899203.SRDLC, 24.99%, 04/05/2025 (a)(q)	Lending Club	04/07/2022	16,241	16,393	15,585
187899456.SRDLC, 30.99%, 04/21/2027 (a)(q)	Lending Club	04/08/2022	21,279	21,295	20,437
187899525.SRDLC, 24.99%, 04/07/2025 (a)(q)	Lending Club	04/11/2022	3,725	3,760	3,596
187899555.SRDLC, 19.99%, 04/06/2025 (a)(q)	Lending Club	04/08/2022	4,837	4,882	4,630

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 7.5% (continued)
187902334.SRDLC, 30.99%, 04/05/2025 (a)(q)	Lending Club	04/07/2022	$6,858	$6,924	$6,577
187902906.SRDLC, 24.99%, 04/05/2025 (a)(l)(q)	Lending Club	04/07/2022	2,376	2,407	547
187903235.SRDLC, 30.99%, 05/03/2027 (a)(q)	Lending Club	04/06/2022	4,749	4,808	4,441
187903875.SRDLC, 17.99%, 04/05/2025 (a)(q)	Lending Club	04/07/2022	2,534	2,557	2,429
187903936.SRDLC, 29.99%, 04/10/2025 (a)(l)(q)	Lending Club	04/08/2022	4,715	4,776	1,995
187904384.SRDLC, 30.99%, 04/08/2027 (a)(q)	Lending Club	04/07/2022	5,355	5,421	5,103
187904399.SRDLC, 15%, 08/25/2025 (a)(l)(q)	Lending Club	04/07/2022	4,239	4,290	2,777
187904515.SRDLC, 30.99%, 12/05/2025 (a)(l)(q)	Lending Club	04/07/2022	1,930	1,956	289
187904645.SRDLC, 23.99%, 04/04/2025 (a)(q)	Lending Club	04/06/2022	7,420	7,420	7,098
187904786.SRDLC, 30.99%, 04/05/2025 (a)(q)	Lending Club	04/07/2022	2,233	2,255	2,140
187905066.SRDLC, 24.99%, 04/05/2025 (a)(q)	Lending Club	04/07/2022	5,363	5,414	5,170
187905484.SRDLC, 26.74%, 04/28/2027 (a)(q)	Lending Club	04/08/2022	13,642	13,817	12,815
187906366.SRDLC, 30.99%, 04/05/2025 (a)(l)(q)	Lending Club	04/07/2022	14,717	14,909	2,200
187907513.SRDLC, 28.49%, 04/05/2027 (a)(q)	Lending Club	04/07/2022	9,841	9,954	9,352
187909316.SRDLC, 30.99%, 04/05/2027 (a)(q)	Lending Club	04/07/2022	4,505	4,557	4,286
187909377.SRDLC, 13.19%, 04/01/2025 (a)(q)	Lending Club	04/06/2022	4,605	4,605	4,463
187910215.SRDLC, 20.49%, 04/04/2025 (a)(q)	Lending Club	04/06/2022	1,721	1,737	1,645
187910262.SRDLC, 15.99%, 04/04/2025 (a)(q)	Lending Club	04/06/2022	5,745	5,796	5,493
187911176.SRDLC, 30.99%, 04/13/2027 (a)(q)	Lending Club	04/06/2022	8,560	8,665	8,119
187914262.SRDLC, 30.99%, 04/05/2027 (a)(q)	Lending Club	04/07/2022	18,021	18,229	17,144
187914526.SRDLC, 13.19%, 05/10/2025 (a)(q)	Lending Club	04/28/2022	6,127	6,127	5,891
187916897.SRDLC, 30.99%, 04/05/2027 (a)(q)	Lending Club	04/07/2022	7,569	7,654	7,200
187917757.SRDLC, 23.49%, 04/06/2025 (a)(l)(q)	Lending Club	04/08/2022	10,540	10,677	1,576
187920689.SRDLC, 25.49%, 04/05/2027 (a)(l)(q)	Lending Club	04/07/2022	6,429	6,512	1,993
187921967.SRDLC, 15%, 08/16/2025 (a)(q)	Lending Club	04/07/2022	3,506	3,540	2,205
187923397.SRDLC, 30.99%, 04/16/2027 (a)(q)	Lending Club	04/07/2022	13,680	13,848	13,023
187925186.SRDLC, 25.99%, 04/05/2027 (a)(q)	Lending Club	04/07/2022	7,104	7,185	6,815
187925702.SRDLC, 23.99%, 04/04/2025 (a)(q)	Lending Club	04/06/2022	2,968	2,968	2,839
187926595.SRDLC, 22.99%, 04/06/2025 (a)(l)(q)	Lending Club	04/08/2022	6,139	6,218	918
187926631.SRDLC, 26.74%, 04/05/2027 (a)(q)	Lending Club	04/07/2022	13,350	13,502	12,677
187926998.SRDLC, 7.99%, 04/30/2025 (a)(l)(q)	Lending Club	04/19/2022	8,675	8,675	8,441
187927267.SRDLC, 26.49%, 04/05/2027 (a)(q)	Lending Club	04/07/2022	22,233	22,487	21,334
187930185.SRDLC, 26.99%, 04/06/2025 (a)(q)	Lending Club	04/08/2022	1,877	1,895	1,800
187930630.SRDLC, 27.99%, 04/20/2025 (a)(q)	Lending Club	04/07/2022	3,832	3,869	3,689
187934515.SRDLC, 30.99%, 11/20/2025 (a)(l)(q)	Lending Club	04/07/2022	13,401	13,568	12,662
187936291.SRDLC, 16.49%, 04/05/2027 (a)(q)	Lending Club	04/07/2022	4,298	4,346	3,946
187936598.SRDLC, 28.99%, 04/15/2024 (a)(l)(q)	Lending Club	04/07/2022	4,050	4,102	605
187939726.SRDLC, 19.99%, 04/06/2027 (a)(q)	Lending Club	04/08/2022	8,706	8,803	8,243
187939812.SRDLC, 14.24%, 04/06/2025 (a)(q)	Lending Club	04/08/2022	3,207	3,235	3,071
187940222.SRDLC, 23.49%, 08/05/2025 (a)(l)(q)	Lending Club	04/08/2022	20,397	20,605	19,380
187940357.SRDLC, 30.99%, 04/08/2027 (a)(l)(q)	Lending Club	04/08/2022	13,781	13,960	2,060
187941246.SRDLC, 22.74%, 04/06/2025 (a)(q)	Lending Club	04/08/2022	738	745	712
187941261.SRDLC, 30.99%, 04/06/2027 (a)(q)	Lending Club	04/08/2022	22,526	22,780	21,449
187941743.SRDLC, 30.99%, 04/06/2027 (a)(l)(q)	Lending Club	04/08/2022	5,822	5,898	870
187943954.SRDLC, 9.99%, 04/04/2027 (a)(q)	Lending Club	04/06/2022	33,508	33,508	32,533
187944203.SRDLC, 30.99%, 04/06/2027 (a)(l)(q)	Lending Club	04/08/2022	11,371	11,519	1,411
187944605.SRDLC, 30.99%, 04/13/2027 (a)(l)(q)	Lending Club	04/08/2022	14,408	14,595	2,154
187945171.SRDLC, 30.99%, 04/06/2027 (a)(l)(q)	Lending Club	04/08/2022	11,675	11,827	11,113
187945878.SRDLC, 15.49%, 04/15/2024 (a)(l)(q)	Lending Club	04/08/2022	1,751	1,762	1,709
187947629.SRDLC, 30.99%, 04/16/2027 (a)(q)	Lending Club	04/08/2022	4,555	4,611	4,336
187948199.SRDLC, 30.99%, 04/13/2027 (a)(q)	Lending Club	04/08/2022	9,091	9,197	8,632
187948779.SRDLC, 30.99%, 04/06/2027 (a)(q)	Lending Club	04/08/2022	8,263	8,328	7,867
187951250.SRDLC, 15.69%, 04/26/2027 (a)(q)	Lending Club	04/28/2022	24,426	24,426	23,637
187953821.SRDLC, 19.99%, 04/06/2025 (a)(q)	Lending Club	04/08/2022	3,651	3,684	3,494
187953962.SRDLC, 11.99%, 04/14/2027 (a)(q)	Lending Club	04/18/2022	2,703	2,703	2,618

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 7.5% (continued)
187958137.SRDLC, 15.99%, 04/06/2025 (a)(q)	Lending Club	04/08/2022	$1,795	$1,811	$1,720
187961050.SRDLC, 11.29%, 04/27/2025 (a)(q)	Lending Club	04/29/2022	8,440	8,440	8,156
187961428.SRDLC, 11.99%, 04/11/2025 (a)(q)	Lending Club	04/13/2022	7,056	7,056	6,845
187961524.SRDLC, 30.99%, 04/06/2026 (a)(q)	Lending Club	04/08/2022	11,912	12,042	11,455
187965733.SRDLC, 30.99%, 04/06/2027 (a)(l)(q)	Lending Club	04/08/2022	9,374	9,496	1,500
187967810.SRDLC, 30.99%, 04/18/2027 (a)(l)(q)	Lending Club	04/08/2022	11,203	11,343	10,539
187969294.SRDLC, 25.49%, 04/06/2025 (a)(q)	Lending Club	04/08/2022	2,239	2,260	2,160
187973616.SRDLC, 13.19%, 04/04/2025 (a)(q)	Lending Club	04/06/2022	3,192	3,192	3,077
187973884.SRDLC, 9.69%, 04/27/2027 (a)(q)	Lending Club	04/29/2022	16,733	16,733	16,199
187974382.SRDLC, 24.49%, 04/06/2027 (a)(q)	Lending Club	04/08/2022	6,186	6,257	5,933
187975935.SRDLC, 20.49%, 04/26/2025 (a)(q)	Lending Club	04/28/2022	6,586	6,586	6,387
187977450.SRDLC, 29.99%, 04/06/2025 (a)(l)(q)	Lending Club	04/08/2022	13,861	14,041	2,072
187978396.SRDLC, 30.49%, 04/01/2027 (a)(q)	Lending Club	04/08/2022	5,277	5,338	5,023
187978760.SRDLC, 30.99%, 04/06/2027 (a)(l)(q)	Lending Club	04/08/2022	5,337	5,406	798
187978875.SRDLC, 23.49%, 04/16/2025 (a)(q)	Lending Club	04/11/2022	9,274	9,274	8,985
187979553.SRDLC, 30.99%, 04/06/2025 (a)(q)	Lending Club	04/08/2022	1,372	1,385	1,316
187981341.SRDLC, 21.49%, 04/06/2027 (a)(q)	Lending Club	04/08/2022	4,254	4,302	4,034
187981645.SRDLC, 30.99%, 04/15/2025 (a)(q)	Lending Club	04/08/2022	6,333	6,394	6,058
187982842.SRDLC, 19.49%, 04/06/2025 (a)(q)	Lending Club	04/08/2022	874	882	837
187982886.SRDLC, 22.49%, 04/15/2027 (a)(q)	Lending Club	04/06/2022	21,073	21,073	20,483
187983448.SRDLC, 28.99%, 04/20/2025 (a)(q)	Lending Club	04/08/2022	4,567	4,612	4,396
187984127.SRDLC, 18.49%, 04/06/2027 (a)(q)	Lending Club	04/08/2022	13,856	14,010	12,737
187984198.SRDLC, 9.69%, 04/04/2027 (a)(q)	Lending Club	04/06/2022	16,733	16,733	16,193
187984558.SRDLC, 17.99%, 04/06/2025 (a)(q)	Lending Club	04/08/2022	1,086	1,096	1,041
187999901.SRDLC, 6.59%, 04/04/2025 (a)(q)	Lending Club	04/06/2022	4,474	4,474	4,356
188003565.SRDLC, 13.19%, 04/04/2027 (a)(q)	Lending Club	04/06/2022	17,824	17,824	17,254
188003641.SRDLC, 7.59%, 04/05/2027 (a)(q)	Lending Club	04/07/2022	33,163	33,163	32,163
188018369.SRDLC, 14.49%, 04/04/2025 (a)(q)	Lending Club	04/06/2022	3,137	3,137	3,043
188028189.SRDLC, 12.19%, 04/12/2025 (a)(q)	Lending Club	04/14/2022	3,174	3,174	3,084
188044743.SRDLC, 23.99%, 04/05/2025 (a)(q)	Lending Club	04/07/2022	742	742	710
188047484.SRDLC, 9.69%, 04/05/2025 (a)(q)	Lending Club	04/07/2022	10,474	10,474	10,209
188048867.SRDLC, 11.99%, 04/12/2025 (a)(q)	Lending Club	04/14/2022	14,781	14,781	14,413
188049422.SRDLC, 18.99%, 04/18/2025 (a)(l)(q)	Lending Club	04/13/2022	11,103	11,103	1,509
188063554.SRDLC, 14.19%, 04/05/2025 (a)(l)(q)	Lending Club	04/07/2022	2,096	2,096	813
188071537.SRDLC, 14.99%, 04/13/2027 (a)(q)	Lending Club	04/11/2022	19,938	19,938	19,106
188077112.SRDLC, 7.49%, 04/06/2025 (a)(q)	Lending Club	04/08/2022	26,711	26,711	26,125
188090500.SRDLC, 26.79%, 04/26/2025 (a)(l)(q)	Lending Club	04/13/2022	13,563	13,563	—
188093871.SRDLC, 13.19%, 04/21/2027 (a)(q)	Lending Club	04/08/2022	13,458	13,458	13,032
188101498.SRDLC, 23.99%, 04/07/2027 (a)(q)	Lending Club	04/11/2022	22,523	22,523	21,856
188110010.SRDLC, 13.19%, 04/15/2027 (a)(l)(q)	Lending Club	04/11/2022	14,925	14,925	—
188111080.SRDLC, 22.49%, 04/18/2025 (a)(l)(q)	Lending Club	04/20/2022	11,197	11,197	1,674
188115513.SRDLC, 7.49%, 04/07/2025 (a)(q)	Lending Club	04/11/2022	2,074	2,074	2,027
188116171.SRDLC, 10.99%, 04/15/2025 (a)(q)	Lending Club	04/08/2022	6,772	6,772	6,524
188118276.SRDLC, 14.09%, 04/29/2027 (a)(l)(q)	Lending Club	04/12/2022	26,222	26,222	25,208
188125168.SRDLC, 7.99%, 04/07/2025 (a)(q)	Lending Club	04/11/2022	17,321	17,321	16,871
188135932.SRDLC, 25.99%, 04/07/2027 (a)(q)	Lending Club	04/11/2022	7,104	7,104	6,816
188141825.SRDLC, 16.99%, 04/15/2025 (a)(q)	Lending Club	04/11/2022	4,353	4,353	4,175
188144427.SRDLC, 22.49%, 04/09/2027 (a)(l)(q)	Lending Club	04/28/2022	8,996	8,996	1,345
188151431.SRDLC, 6.49%, 04/18/2025 (a)(q)	Lending Club	04/20/2022	6,605	6,605	6,454
188152374.SRDLC, 6.49%, 04/08/2025 (a)(q)	Lending Club	04/12/2022	13,760	13,760	13,449
188154421.SRDLC, 6.59%, 04/07/2027 (a)(q)	Lending Club	04/11/2022	11,968	11,968	11,607
188155614.SRDLC, 12.49%, 04/27/2025 (a)(q)	Lending Club	04/29/2022	3,536	3,536	3,417
188157838.SRDLC, 9.99%, 04/01/2027 (a)(q)	Lending Club	04/18/2022	11,974	11,974	11,605
188163418.SRDLC, 8.49%, 04/28/2025 (a)(q)	Lending Club	05/02/2022	6,667	6,667	6,495
188173201.SRDLC, 9.99%, 04/08/2025 (a)(q)	Lending Club	04/12/2022	699	699	682

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 7.5% (continued)
188176512.SRDLC, 21.49%, 04/15/2027 (a)(q)	Lending Club	04/19/2022	$17,502	$17,502	$17,019
188177085.SRDLC, 7.09%, 04/08/2025 (a)(q)	Lending Club	04/12/2022	7,934	7,934	7,755
188180448.SRDLC, 8.99%, 04/11/2025 (a)(q)	Lending Club	04/13/2022	10,441	10,441	10,171
188180458.SRDLC, 13.19%, 04/20/2027 (a)(q)	Lending Club	04/12/2022	13,641	13,641	13,221
188180817.SRDLC, 9.69%, 04/18/2027 (a)(q)	Lending Club	04/20/2022	16,733	16,733	16,196
188186855.SRDLC, 6.59%, 04/11/2025 (a)(q)	Lending Club	04/13/2022	4,130	4,130	4,022
188187819.SRDLC, 23.99%, 04/08/2027 (a)(q)	Lending Club	04/12/2022	7,941	7,941	7,709
188192898.SRDLC, 23.49%, 04/13/2027 (a)(l)(q)	Lending Club	04/15/2022	18,474	18,474	209
188196917.SRDLC, 22.49%, 04/10/2027 (a)(q)	Lending Club	04/13/2022	16,662	16,662	16,184
188197766.SRDLC, 8.99%, 04/11/2027 (a)(q)	Lending Club	04/13/2022	2,669	2,669	2,583
188200624.SRDLC, 7.59%, 04/11/2027 (a)(q)	Lending Club	04/13/2022	14,094	14,094	13,673
188202504.SRDLC, 18.19%, 04/11/2027 (a)(q)	Lending Club	04/13/2022	8,645	8,645	8,352
188203484.SRDLC, 12.49%, 04/11/2025 (a)(q)	Lending Club	04/13/2022	5,657	5,657	5,487
188208257.SRDLC, 14.49%, 04/17/2025 (a)(q)	Lending Club	04/13/2022	1,430	1,430	1,383
188209820.SRDLC, 20.99%, 04/30/2027 (a)(l)(q)	Lending Club	04/22/2022	8,853	8,853	8,543
188210936.SRDLC, 9.29%, 04/11/2025 (a)(q)	Lending Club	04/13/2022	10,803	10,803	10,418
188212079.SRDLC, 7.59%, 04/30/2025 (a)(l)(q)	Lending Club	04/13/2022	5,775	5,775	5,547
188214895.SRDLC, 26.79%, 04/21/2025 (a)(q)	Lending Club	04/14/2022	12,978	12,978	12,554
188214926.SRDLC, 16.19%, 04/11/2027 (a)(q)	Lending Club	04/13/2022	4,637	4,637	4,478
188223707.SRDLC, 16.99%, 04/19/2025 (a)(l)(q)	Lending Club	04/13/2022	11,181	11,181	1,762
188232511.SRDLC, 4.99%, 04/20/2025 (a)(q)	Lending Club	04/13/2022	7,587	7,587	7,428
188241974.SRDLC, 26.79%, 04/27/2027 (a)(l)(q)	Lending Club	04/29/2022	6,336	6,336	947
188242926.SRDLC, 22.49%, 05/16/2027 (a)(q)	Lending Club	05/11/2022	16,087	16,087	15,581
188243266.SRDLC, 12.99%, 04/11/2027 (a)(q)	Lending Club	04/13/2022	12,721	12,721	12,179
188245083.SRDLC, 18.99%, 04/11/2027 (a)(q)	Lending Club	04/13/2022	27,937	27,937	27,063
188253660.SRDLC, 8.99%, 04/11/2027 (a)(q)	Lending Club	04/13/2022	8,341	8,341	8,071
188257765.SRDLC, 13.19%, 04/11/2025 (a)(q)	Lending Club	04/13/2022	2,127	2,127	2,063
188262303.SRDLC, 8.99%, 04/11/2025 (a)(q)	Lending Club	04/13/2022	2,784	2,784	2,712
188269841.SRDLC, 14.99%, 04/15/2027 (a)(q)	Lending Club	04/13/2022	21,412	21,412	20,675
188271685.SRDLC, 5.09%, 04/11/2025 (a)(q)	Lending Club	04/13/2022	4,101	4,101	3,993
188272070.SRDLC, 7.59%, 04/12/2025 (a)(q)	Lending Club	04/14/2022	7,952	7,952	7,668
188288146.SRDLC, 19.49%, 04/13/2027 (a)(q)	Lending Club	04/15/2022	3,914	3,914	3,707
188299292.SRDLC, 8.99%, 04/12/2025 (a)(q)	Lending Club	04/14/2022	6,788	6,788	6,624
188303266.SRDLC, 28.99%, 04/26/2027 (a)(l)(q)	Lending Club	04/18/2022	3,296	3,296	—
188306165.SRDLC, 14.19%, 04/12/2025 (a)(l)(q)	Lending Club	04/14/2022	6,396	6,396	956
188317069.SRDLC, 20.99%, 04/19/2027 (a)(q)	Lending Club	04/21/2022	10,483	10,483	10,198
188317779.SRDLC, 6.99%, 04/20/2027 (a)(q)	Lending Club	04/18/2022	8,445	8,445	8,158
188325419.SRDLC, 9.59%, 04/13/2027 (a)(q)	Lending Club	04/15/2022	20,907	20,907	20,235
188334977.SRDLC, 8.99%, 04/13/2025 (a)(q)	Lending Club	04/15/2022	20,881	20,881	20,343
188335663.SRDLC, 16.99%, 04/23/2025 (a)(q)	Lending Club	04/15/2022	5,808	5,808	5,623
188347330.SRDLC, 12.49%, 04/18/2025 (a)(q)	Lending Club	04/20/2022	6,364	6,364	6,177
188348223.SRDLC, 25.99%, 04/16/2027 (a)(q)	Lending Club	04/15/2022	14,232	14,232	13,640
188369317.SRDLC, 10%, 04/22/2027 (a)(q)	Lending Club	04/26/2022	30,158	30,158	29,200
188382495.SRDLC, 10.59%, 04/14/2027 (a)(q)	Lending Club	04/18/2022	20,995	20,995	20,329
188383621.SRDLC, 17.19%, 04/14/2027 (a)(q)	Lending Club	04/18/2022	5,516	5,516	5,239
188394163.SRDLC, 20.49%, 04/25/2025 (a)(l)(q)	Lending Club	04/18/2022	26,710	26,710	25,819
188396800.SRDLC, 10.89%, 04/20/2025 (a)(q)	Lending Club	04/22/2022	22,118	22,118	21,340
188413118.SRDLC, 9.79%, 04/15/2027 (a)(l)(q)	Lending Club	04/19/2022	4,430	4,430	662
188414239.SRDLC, 5.99%, 04/15/2025 (a)(q)	Lending Club	04/19/2022	3,089	3,089	3,018
188423939.SRDLC, 6.59%, 04/15/2027 (a)(q)	Lending Club	04/19/2022	18,973	18,973	18,331
188429512.SRDLC, 26.79%, 04/14/2025 (a)(q)	Lending Club	04/18/2022	2,250	2,250	2,194
188443111.SRDLC, 9.99%, 04/18/2027 (a)(q)	Lending Club	04/20/2022	10,890	10,890	10,542
188449984.SRDLC, 5.49%, 04/18/2025 (a)(q)	Lending Club	04/20/2022	6,847	6,847	6,690
188450644.SRDLC, 5.99%, 04/28/2025 (a)(q)	Lending Club	05/02/2022	3,432	3,432	3,351
188458413.SRDLC, 16.99%, 04/18/2025 (a)(q)	Lending Club	04/20/2022	3,605	3,605	3,494

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 7.5% (continued)
188459918.SRDLC, 12.49%, 04/21/2025 (a)(q)	Lending Club	04/25/2022	$16,064	$16,064	$15,508
188461120.SRDLC, 7.59%, 04/21/2027 (a)(l)(q)	Lending Club	04/21/2022	8,879	8,879	—
188463802.SRDLC, 15.99%, 04/22/2025 (a)(q)	Lending Club	04/19/2022	7,215	7,215	6,941
188469901.SRDLC, 8.79%, 04/18/2025 (a)(q)	Lending Club	04/20/2022	22,882	22,882	22,080
188470491.SRDLC, 7.09%, 04/25/2027 (a)(q)	Lending Club	04/27/2022	6,048	6,048	5,872
188472377.SRDLC, 20.44%, 04/21/2025 (a)(l)(q)	Lending Club	04/25/2022	31,412	31,412	4,696
188486804.SRDLC, 14.69%, 04/28/2025 (a)(q)	Lending Club	05/02/2022	1,785	1,785	1,732
188487773.SRDLC, 8.99%, 04/21/2027 (a)(q)	Lending Club	04/25/2022	10,010	10,010	9,689
188494020.SRDLC, 15.19%, 04/18/2027 (a)(q)	Lending Club	04/20/2022	11,976	11,976	11,575
188498586.SRDLC, 16.99%, 04/27/2025 (a)(q)	Lending Club	04/29/2022	18,027	18,027	17,497
188506333.SRDLC, 7.59%, 04/18/2027 (a)(q)	Lending Club	04/20/2022	14,923	14,923	14,435
188508384.SRDLC, 27.79%, 04/18/2025 (a)(q)	Lending Club	04/20/2022	4,518	4,518	4,411
188511308.SRDLC, 9.99%, 04/18/2027 (a)(l)(q)	Lending Club	04/20/2022	31,608	31,608	4,725
188512606.SRDLC, 16.19%, 04/18/2025 (a)(q)	Lending Club	04/20/2022	7,833	7,833	7,590
188512665.SRDLC, 16.19%, 04/18/2025 (a)(q)	Lending Club	04/20/2022	5,030	5,030	4,891
188524513.SRDLC, 14.09%, 04/20/2025 (a)(q)	Lending Club	04/20/2022	12,834	12,834	12,415
188524541.SRDLC, 7.59%, 04/21/2027 (a)(q)	Lending Club	04/25/2022	9,949	9,949	9,657
188525090.SRDLC, 7.49%, 04/21/2025 (a)(q)	Lending Club	04/25/2022	1,382	1,382	1,351
188528715.SRDLC, 6.59%, 04/18/2025 (a)(q)	Lending Club	04/20/2022	3,097	3,097	3,017
188533982.SRDLC, 14.19%, 04/18/2027 (a)(q)	Lending Club	04/20/2022	10,225	10,225	9,709
188533985.SRDLC, 8.79%, 04/25/2025 (a)(q)	Lending Club	04/27/2022	10,431	10,431	10,074
188546778.SRDLC, 14.19%, 04/19/2025 (a)(l)(q)	Lending Club	04/21/2022	8,730	8,730	1,375
188548893.SRDLC, 7.59%, 05/03/2027 (a)(q)	Lending Club	05/05/2022	18,564	18,564	17,990
188550074.SRDLC, 5.99%, 04/18/2025 (a)(q)	Lending Club	04/20/2022	17,846	17,846	17,437
188551734.SRDLC, 6.99%, 04/10/2025 (a)(q)	Lending Club	04/27/2022	8,244	8,244	8,058
188554654.SRDLC, 13.69%, 05/02/2025 (a)(l)(q)	Lending Club	05/04/2022	3,558	3,558	3,427
188560211.SRDLC, 14.19%, 04/25/2027 (a)(q)	Lending Club	04/27/2022	10,225	10,225	9,722
188560858.SRDLC, 15.19%, 04/25/2027 (a)(q)	Lending Club	04/27/2022	25,663	25,663	24,827
188563688.SRDLC, 5.09%, 04/18/2025 (a)(l)(q)	Lending Club	04/20/2022	4,026	4,026	602
188566856.SRDLC, 10.99%, 04/18/2025 (a)(q)	Lending Club	04/20/2022	5,900	5,900	5,726
188574943.SRDLC, 28.99%, 04/22/2027 (a)(l)(q)	Lending Club	04/26/2022	10,876	10,876	10,719
188576274.SRDLC, 6.99%, 04/19/2025 (a)(q)	Lending Club	04/21/2022	1,943	1,943	1,927
188588178.SRDLC, 7.49%, 07/19/2025 (a)(l)(q)	Lending Club	04/21/2022	12,044	12,044	7,107
188593549.SRDLC, 27.99%, 04/20/2025 (a)(q)	Lending Club	04/22/2022	18,094	18,094	17,580
188597290.SRDLC, 7.49%, 04/15/2027 (a)(q)	Lending Club	04/21/2022	24,834	24,834	24,002
188602043.SRDLC, 23.99%, 04/25/2027 (a)(l)(q)	Lending Club	04/25/2022	17,034	17,034	16,023
188603010.SRDLC, 14.69%, 04/20/2025 (a)(q)	Lending Club	04/22/2022	4,284	4,284	4,152
188610073.SRDLC, 11.99%, 04/20/2025 (a)(q)	Lending Club	04/22/2022	1,058	1,058	1,027
188620193.SRDLC, 9.99%, 04/20/2025 (a)(q)	Lending Club	04/22/2022	4,195	4,195	4,090
188623035.SRDLC, 11.99%, 04/20/2025 (a)(q)	Lending Club	04/22/2022	16,439	16,439	16,032
188633812.SRDLC, 14.99%, 04/20/2027 (a)(l)(q)	Lending Club	04/22/2022	11,305	11,305	—
188637325.SRDLC, 9.99%, 04/20/2025 (a)(q)	Lending Club	04/22/2022	9,090	9,090	8,822
188639510.SRDLC, 23.99%, 04/21/2027 (a)(q)	Lending Club	04/25/2022	8,824	8,824	8,604
188643355.SRDLC, 11.99%, 04/20/2027 (a)(q)	Lending Club	04/22/2022	13,516	13,516	13,135
188643790.SRDLC, 11.99%, 04/20/2025 (a)(q)	Lending Club	04/22/2022	7,055	7,055	6,849
188651498.SRDLC, 9.99%, 04/21/2027 (a)(q)	Lending Club	04/25/2022	6,702	6,702	6,488
188655269.SRDLC, 9.09%, 04/20/2025 (a)(q)	Lending Club	04/22/2022	6,964	6,964	6,786
188662151.SRDLC, 10.99%, 04/20/2025 (a)(q)	Lending Club	04/22/2022	8,429	8,429	8,182
188663171.SRDLC, 10.89%, 04/21/2025 (a)(q)	Lending Club	04/25/2022	9,829	9,829	9,585
188683792.SRDLC, 14.99%, 04/25/2027 (a)(q)	Lending Club	04/27/2022	5,983	5,983	5,788
188683963.SRDLC, 30.99%, 04/27/2027 (a)(q)	Lending Club	04/29/2022	17,133	17,133	17,052
188687759.SRDLC, 14.99%, 04/22/2027 (a)(q)	Lending Club	04/26/2022	12,821	12,821	12,402
188691099.SRDLC, 7.59%, 04/26/2027 (a)(q)	Lending Club	04/28/2022	15,752	15,752	15,291
188695663.SRDLC, 8.99%, 04/27/2025 (a)(q)	Lending Club	04/29/2022	8,352	8,352	8,142
188701267.SRDLC, 17.44%, 04/21/2027 (a)(q)	Lending Club	04/25/2022	17,254	17,254	16,695

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 7.5% (continued)
188705387.SRDLC, 6.49%, 04/22/2025 (a)(q)	Lending Club	04/26/2022	$3,440	$3,440	$3,361
188705941.SRDLC, 14.99%, 04/21/2027 (a)(q)	Lending Club	04/25/2022	17,095	17,095	16,533
188715091.SRDLC, 23.99%, 04/22/2027 (a)(q)	Lending Club	04/26/2022	35,295	35,295	34,427
188726937.SRDLC, 16.99%, 04/26/2025 (a)(l)(q)	Lending Club	04/28/2022	4,140	4,140	619
188732658.SRDLC, 14.99%, 04/25/2027 (a)(l)(q)	Lending Club	04/27/2022	18,048	18,048	17,436
188737087.SRDLC, 13.49%, 04/25/2027 (a)(q)	Lending Club	04/27/2022	33,991	33,991	33,078
188739371.SRDLC, 12.34%, 04/28/2025 (a)(q)	Lending Club	05/02/2022	4,240	4,240	4,026
188759011.SRDLC, 11.69%, 04/25/2026 (a)(q)	Lending Club	04/27/2022	19,399	19,399	18,933
188761265.SRDLC, 6.59%, 04/25/2025 (a)(q)	Lending Club	04/27/2022	6,883	6,883	6,707
188767705.SRDLC, 30.99%, 04/25/2027 (a)(l)(q)	Lending Club	04/27/2022	16,979	16,979	2,843
188769548.SRDLC, 6.59%, 04/28/2027 (a)(q)	Lending Club	05/02/2022	9,823	9,823	9,488
188779064.SRDLC, 21.49%, 04/27/2025 (a)(l)(q)	Lending Club	04/29/2022	3,676	3,676	3,566
188779516.SRDLC, 30.99%, 04/15/2027 (a)(q)	Lending Club	05/02/2022	5,317	5,317	5,311
188780842.SRDLC, 8.49%, 04/29/2025 (a)(l)(q)	Lending Club	04/27/2022	14,436	14,436	14,055
188788459.SRDLC, 10.59%, 04/11/2027 (a)(q)	Lending Club	04/27/2022	12,124	12,124	11,779
188790151.SRDLC, 5.49%, 04/30/2025 (a)(l)(q)	Lending Club	04/27/2022	3,561	3,561	3,478
188793044.SRDLC, 8.49%, 04/25/2025 (a)(q)	Lending Club	04/27/2022	6,944	6,944	6,769
188799399.SRDLC, 6.99%, 04/25/2025 (a)(q)	Lending Club	04/27/2022	27,584	27,584	26,953
188800045.SRDLC, 5.59%, 04/26/2027 (a)(q)	Lending Club	04/28/2022	32,863	32,863	31,733
188805410.SRDLC, 6.59%, 04/26/2025 (a)(q)	Lending Club	04/28/2022	8,260	8,260	8,049
188806949.SRDLC, 21.49%, 04/28/2025 (a)(l)(q)	Lending Club	05/02/2022	7,921	7,921	1,308
188815893.SRDLC, 8.79%, 04/25/2025 (a)(q)	Lending Club	04/27/2022	2,434	2,434	2,351
188837059.SRDLC, 8.49%, 04/26/2025 (a)(q)	Lending Club	04/28/2022	3,472	3,472	3,385
188838520.SRDLC, 12.49%, 04/27/2025 (a)(q)	Lending Club	04/29/2022	10,607	10,607	10,251
188843204.SRDLC, 14.99%, 04/26/2027 (a)(q)	Lending Club	04/28/2022	8,550	8,550	8,269
188846276.SRDLC, 11.89%, 05/10/2027 (a)(q)	Lending Club	04/29/2022	34,510	34,510	33,359
188851082.SRDLC, 23.49%, 04/28/2027 (a)(q)	Lending Club	05/02/2022	14,007	14,007	13,686
188852531.SRDLC, 13.49%, 04/20/2027 (a)(q)	Lending Club	04/29/2022	25,392	25,392	24,726
188865237.SRDLC, 14.09%, 04/30/2027 (a)(l)(q)	Lending Club	05/02/2022	8,657	8,657	8,341
188871984.SRDLC, 22.49%, 04/27/2027 (a)(q)	Lending Club	04/29/2022	14,050	14,050	13,671
188874153.SRDLC, 11.99%, 04/28/2027 (a)(q)	Lending Club	05/02/2022	8,447	8,447	8,179
188874439.SRDLC, 21.79%, 04/27/2025 (a)(q)	Lending Club	04/29/2022	2,198	2,198	2,124
188879701.SRDLC, 23.99%, 04/10/2027 (a)(l)(q)	Lending Club	04/29/2022	22,599	22,599	21,846
188880423.SRDLC, 21.49%, 04/30/2025 (a)(l)(q)	Lending Club	04/29/2022	3,805	3,805	3,651
188886850.SRDLC, 7.49%, 04/28/2025 (a)(q)	Lending Club	05/02/2022	5,530	5,530	5,401
188890261.SRDLC, 22.99%, 04/27/2025 (a)(q)	Lending Club	04/29/2022	1,829	1,829	1,790
188891894.SRDLC, 7.99%, 04/28/2025 (a)(q)	Lending Club	05/02/2022	1,386	1,386	1,350
188892512.SRDLC, 16.99%, 04/28/2025 (a)(q)	Lending Club	05/02/2022	4,326	4,326	4,199
188906059.SRDLC, 22.99%, 04/28/2025 (a)(q)	Lending Club	05/02/2022	3,696	3,696	3,512
188906118.SRDLC, 7.09%, 04/28/2027 (a)(q)	Lending Club	05/02/2022	17,372	17,372	16,859
190431243.SRDLC, 30.99%, 07/20/2025 (a)(q)	Lending Club	07/07/2022	4,212	4,238	4,014
190580202.SRDLC, 20.49%, 07/05/2025 (a)(q)	Lending Club	07/07/2022	4,824	4,851	4,567
190585073.SRDLC, 16.99%, 07/07/2025 (a)(q)	Lending Club	07/11/2022	19,882	19,997	18,939
190656219.SRDLC, 21.99%, 07/15/2025 (a)(q)	Lending Club	07/13/2022	5,246	5,277	4,977
190734719.SRDLC, 29.74%, 07/05/2025 (a)(q)	Lending Club	07/07/2022	8,257	8,307	7,819
190739134.SRDLC, 6.49%, 07/20/2027 (a)(q)	Lending Club	07/08/2022	30,534	30,534	29,470
190788536.SRDLC, 30.99%, 07/18/2026 (a)(q)	Lending Club	07/20/2022	3,574	3,609	3,408
190818629.SRDLC, 24.99%, 07/05/2025 (a)(q)	Lending Club	07/07/2022	7,332	7,376	6,980
190843610.SRDLC, 26.49%, 07/05/2027 (a)(q)	Lending Club	07/07/2022	11,044	11,123	10,474
190873520.SRDLC, 15.74%, 07/11/2025 (a)(q)	Lending Club	07/13/2022	4,753	4,780	4,528
190889207.SRDLC, 17.99%, 07/18/2025 (a)(q)	Lending Club	07/20/2022	3,989	4,020	3,808
190893071.SRDLC, 20.99%, 07/11/2025 (a)(q)	Lending Club	07/13/2022	14,493	14,579	13,752
190910095.SRDLC, 7.59%, 07/26/2025 (a)(l)(q)	Lending Club	07/13/2022	4,782	4,782	4,604
190913131.SRDLC, 28.49%, 07/05/2026 (a)(q)	Lending Club	07/07/2022	2,485	2,501	2,348
190966377.SRDLC, 26.99%, 07/16/2025 (a)(q)	Lending Club	07/13/2022	3,295	3,315	3,129

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 7.5% (continued)
190966542.SRDLC, 16.99%, 07/05/2025 (a)(q)	Lending Club	07/07/2022	$1,988	$2,000	$1,892
190968042.SRDLC, 28.99%, 07/15/2025 (a)(l)(q)	Lending Club	07/13/2022	5,096	5,127	4,813
190983738.SRDLC, 18.99%, 07/15/2025 (a)(q)	Lending Club	07/08/2022	4,009	4,009	3,823
190984670.SRDLC, 30.99%, 07/28/2025 (a)(l)(q)	Lending Club	08/01/2022	5,504	5,559	823
191000884.SRDLC, 30.99%, 07/05/2027 (a)(q)	Lending Club	07/07/2022	13,930	14,026	13,097
191007294.SRDLC, 30.99%, 07/06/2027 (a)(l)(q)	Lending Club	07/08/2022	19,406	19,552	1,432
191015102.SRDLC, 30.99%, 07/05/2027 (a)(l)(q)	Lending Club	07/07/2022	18,960	19,102	4,162
191024293.SRDLC, 15.24%, 07/07/2025 (a)(q)	Lending Club	07/11/2022	2,373	2,373	2,285
191030355.SRDLC, 25.99%, 07/06/2025 (a)(q)	Lending Club	07/08/2022	2,897	2,914	2,759
191035222.SRDLC, 17.54%, 07/20/2027 (a)(q)	Lending Club	07/07/2022	7,143	7,190	6,591
191038262.SRDLC, 28.99%, 08/15/2025 (a)(q)	Lending Club	08/08/2022	17,070	17,213	16,335
191042171.SRDLC, 10.99%, 07/07/2026 (a)(q)	Lending Club	07/11/2022	31,237	31,237	30,425
191043882.SRDLC, 16.24%, 07/05/2025 (a)(q)	Lending Club	07/07/2022	3,570	3,591	3,397
191058033.SRDLC, 21.99%, 07/05/2025 (a)(q)	Lending Club	07/07/2022	6,057	6,093	5,737
191073209.SRDLC, 30.99%, 07/11/2026 (a)(l)(q)	Lending Club	07/13/2022	2,961	2,983	487
191076667.SRDLC, 16.49%, 07/05/2025 (a)(q)	Lending Club	07/07/2022	3,970	3,993	3,778
191080389.SRDLC, 30.99%, 07/05/2026 (a)(q)	Lending Club	07/07/2022	4,463	4,492	4,236
191086066.SRDLC, 17.99%, 07/05/2025 (a)(q)	Lending Club	07/07/2022	6,143	6,179	5,848
191089018.SRDLC, 13.44%, 07/14/2027 (a)(q)	Lending Club	07/18/2022	7,824	7,824	7,564
191093360.SRDLC, 30.99%, 07/05/2027 (a)(q)	Lending Club	07/07/2022	8,518	8,578	8,014
191094293.SRDLC, 30.99%, 07/15/2027 (a)(q)	Lending Club	07/11/2022	4,686	4,718	4,406
191095020.SRDLC, 23.74%, 07/07/2027 (a)(q)	Lending Club	07/11/2022	19,009	19,009	18,321
191100451.SRDLC, 7.09%, 07/15/2025 (a)(q)	Lending Club	07/08/2022	8,847	8,847	8,608
191101249.SRDLC, 15.74%, 07/15/2027 (a)(q)	Lending Club	07/19/2022	25,061	25,061	23,799
191104158.SRDLC, 14.94%, 08/18/2027 (a)(q)	Lending Club	08/04/2022	36,502	36,502	35,541
191105569.SRDLC, 30.99%, 07/26/2027 (a)(l)(q)	Lending Club	07/26/2022	11,499	11,614	2,693
191112629.SRDLC, 26.99%, 08/04/2025 (a)(q)	Lending Club	08/08/2022	3,365	3,393	3,204
191113722.SRDLC, 24.99%, 07/22/2027 (a)(q)	Lending Club	07/26/2022	9,166	9,250	8,765
191122073.SRDLC, 30.99%, 07/14/2027 (a)(l)(q)	Lending Club	07/07/2022	12,318	12,405	11,557
191125187.SRDLC, 17.49%, 07/05/2025 (a)(q)	Lending Club	07/07/2022	8,762	8,813	8,340
191128959.SRDLC, 30.99%, 07/12/2027 (a)(l)(q)	Lending Club	07/12/2022	7,600	7,657	1,707
191148128.SRDLC, 16.49%, 07/07/2025 (a)(l)(q)	Lending Club	07/11/2022	7,042	7,042	6,718
191151335.SRDLC, 22.99%, 07/05/2027 (a)(l)(q)	Lending Club	07/07/2022	8,002	8,062	1,608
191154880.SRDLC, 7.74%, 08/02/2025 (a)(q)	Lending Club	08/04/2022	7,973	7,973	7,802
191159042.SRDLC, 30.99%, 07/16/2027 (a)(q)	Lending Club	07/08/2022	22,510	22,679	21,195
191159852.SRDLC, 30.49%, 07/20/2027 (a)(q)	Lending Club	07/08/2022	9,421	9,492	8,822
191159999.SRDLC, 28.99%, 07/26/2025 (a)(q)	Lending Club	07/28/2022	4,614	4,652	4,423
191161484.SRDLC, 30.99%, 07/19/2025 (a)(q)	Lending Club	07/21/2022	4,142	4,176	3,956
191176580.SRDLC, 18.24%, 07/08/2025 (a)(q)	Lending Club	07/12/2022	3,992	4,015	3,805
191177276.SRDLC, 30.99%, 07/18/2027 (a)(l)(q)	Lending Club	07/20/2022	19,406	19,600	3,221
191178176.SRDLC, 30.99%, 07/11/2027 (a)(q)	Lending Club	07/13/2022	4,643	4,675	4,382
191181283.SRDLC, 23.49%, 07/07/2027 (a)(q)	Lending Club	07/11/2022	13,703	13,805	12,996
191181523.SRDLC, 30.99%, 07/16/2027 (a)(q)	Lending Club	07/13/2022	18,679	18,809	17,584
191193127.SRDLC, 30.49%, 07/13/2027 (a)(l)(q)	Lending Club	07/15/2022	9,761	9,834	759
191197966.SRDLC, 30.99%, 07/28/2027 (a)(q)	Lending Club	07/19/2022	15,429	15,583	14,613
191198358.SRDLC, 30.99%, 07/12/2027 (a)(q)	Lending Club	07/14/2022	6,687	6,733	6,314
191203714.SRDLC, 23.99%, 07/15/2025 (a)(q)	Lending Club	07/19/2022	8,135	8,135	7,748
191212299.SRDLC, 17.74%, 07/07/2025 (a)(q)	Lending Club	07/11/2022	489	490	477
191218430.SRDLC, 30.99%, 07/15/2025 (a)(l)(q)	Lending Club	07/19/2022	5,100	5,148	4,844
191219951.SRDLC, 23.99%, 07/08/2025 (a)(q)	Lending Club	07/12/2022	4,874	4,874	4,637
191226544.SRDLC, 30.99%, 07/27/2025 (a)(q)	Lending Club	07/29/2022	9,942	10,024	9,540
191229228.SRDLC, 26.99%, 08/29/2027 (a)(l)(q)	Lending Club	07/12/2022	23,045	23,218	7,628
191241687.SRDLC, 24.99%, 07/18/2025 (a)(q)	Lending Club	07/20/2022	8,171	8,235	7,803
191244064.SRDLC, 19.99%, 07/13/2027 (a)(q)	Lending Club	07/13/2022	10,880	10,953	10,253
191246684.SRDLC, 15.99%, 07/11/2025 (a)(l)(q)	Lending Club	07/13/2022	2,937	2,937	462

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 7.5% (continued)
191251728.SRDLC, 30.99%, 07/17/2027 (a)(q)	Lending Club	07/12/2022	$7,864	$7,918	$7,437
191252175.SRDLC, 30.99%, 07/11/2027 (a)(q)	Lending Club	07/13/2022	4,587	4,619	4,326
191263540.SRDLC, 24.99%, 07/28/2025 (a)(q)	Lending Club	07/20/2022	12,305	12,405	11,788
191268771.SRDLC, 26.74%, 07/08/2025 (a)(q)	Lending Club	07/12/2022	1,638	1,647	1,554
191270654.SRDLC, 25.99%, 07/11/2027 (a)(q)	Lending Club	07/13/2022	22,049	22,049	21,002
191274191.SRDLC, 26.99%, 08/08/2025 (a)(q)	Lending Club	08/10/2022	8,413	8,482	8,023
191275722.SRDLC, 27.99%, 07/18/2025 (a)(q)	Lending Club	07/13/2022	1,238	1,246	1,174
191276546.SRDLC, 19.49%, 07/11/2025 (a)(q)	Lending Club	07/13/2022	1,843	1,854	1,749
191285159.SRDLC, 23.99%, 07/11/2027 (a)(q)	Lending Club	07/13/2022	5,487	5,487	5,292
191289694.SRDLC, 30.49%, 07/22/2027 (a)(q)	Lending Club	07/26/2022	10,855	10,955	10,324
191291119.SRDLC, 30.99%, 07/11/2027 (a)(l)(q)	Lending Club	07/13/2022	5,701	5,744	1,968
191293818.SRDLC, 30.99%, 07/30/2027 (a)(l)(q)	Lending Club	07/19/2022	17,122	17,293	15,941
191295680.SRDLC, 17.99%, 07/01/2025 (a)(l)(q)	Lending Club	07/25/2022	12,404	12,502	11,794
191295842.SRDLC, 27.99%, 07/25/2025 (a)(q)	Lending Club	07/21/2022	2,066	2,078	1,967
191302516.SRDLC, 10.04%, 07/11/2025 (a)(q)	Lending Club	07/13/2022	7,074	7,074	6,808
191302532.SRDLC, 23.49%, 07/11/2027 (a)(q)	Lending Club	07/13/2022	5,480	5,517	5,212
191308241.SRDLC, 24.49%, 01/11/2028 (a)(l)(q)	Lending Club	07/13/2022	9,642	9,714	1,441
191310544.SRDLC, 30.99%, 07/23/2027 (a)(q)	Lending Club	07/15/2022	7,506	7,562	7,099
191313508.SRDLC, 19.49%, 07/15/2027 (a)(q)	Lending Club	07/13/2022	4,144	4,172	3,914
191316742.SRDLC, 30.99%, 07/12/2025 (a)(q)	Lending Club	07/14/2022	5,385	5,418	5,122
191317877.SRDLC, 5.09%, 07/16/2025 (a)(q)	Lending Club	07/13/2022	23,710	23,710	23,080
191320889.SRDLC, 22.49%, 07/26/2025 (a)(q)	Lending Club	07/13/2022	4,918	4,947	4,663
191321447.SRDLC, 30.49%, 07/15/2025 (a)(q)	Lending Club	07/15/2022	5,492	5,525	5,217
191337039.SRDLC, 14.54%, 07/11/2025 (a)(q)	Lending Club	07/13/2022	3,145	3,163	2,995
191340523.SRDLC, 15.69%, 07/11/2027 (a)(q)	Lending Club	07/13/2022	23,268	23,268	22,070
191346196.SRDLC, 27.74%, 07/20/2027 (a)(q)	Lending Club	07/22/2022	11,068	11,169	10,488
191353759.SRDLC, 30.99%, 07/24/2025 (a)(q)	Lending Club	07/19/2022	3,514	3,541	3,360
191357645.SRDLC, 22.49%, 07/18/2025 (a)(l)(q)	Lending Club	07/20/2022	20,791	20,957	19,745
191368314.SRDLC, 28.99%, 07/12/2024 (a)(l)(q)	Lending Club	07/14/2022	4,805	4,841	838
191371545.SRDLC, 17.24%, 07/11/2025 (a)(q)	Lending Club	07/13/2022	3,993	4,016	3,805
191372751.SRDLC, 22.49%, 07/11/2027 (a)(q)	Lending Club	07/13/2022	8,018	8,072	7,569
191376381.SRDLC, 27.49%, 07/12/2026 (a)(q)	Lending Club	07/14/2022	3,717	3,741	3,539
191390818.SRDLC, 17.19%, 07/04/2027 (a)(q)	Lending Club	07/15/2022	35,754	35,754	33,940
191394525.SRDLC, 28.99%, 07/20/2024 (a)(l)(q)	Lending Club	07/15/2022	12,467	12,561	1,864
191397971.SRDLC, 30.49%, 07/25/2025 (a)(l)(q)	Lending Club	07/14/2022	24,948	25,135	3,730
191402564.SRDLC, 17.99%, 07/13/2024 (a)(q)	Lending Club	07/15/2022	3,464	3,480	3,364
191417288.SRDLC, 26.24%, 07/19/2027 (a)(q)	Lending Club	07/15/2022	6,649	6,696	6,324
191429544.SRDLC, 30.99%, 07/14/2025 (a)(l)(q)	Lending Club	07/18/2022	9,236	9,305	1,381
191434671.SRDLC, 13.44%, 07/14/2027 (a)(q)	Lending Club	07/18/2022	20,894	20,894	20,201
191441017.SRDLC, 9.79%, 07/19/2025 (a)(q)	Lending Club	07/21/2022	11,651	11,651	11,222
191446786.SRDLC, 22.49%, 07/26/2027 (a)(l)(q)	Lending Club	07/28/2022	4,778	4,826	330
191452895.SRDLC, 17.99%, 07/14/2025 (a)(q)	Lending Club	07/18/2022	3,855	3,878	3,676
191453578.SRDLC, 19.49%, 07/22/2025 (a)(q)	Lending Club	07/26/2022	2,004	2,020	1,909
191456870.SRDLC, 22.49%, 07/14/2025 (a)(q)	Lending Club	07/18/2022	2,425	2,440	2,306
191461644.SRDLC, 24.49%, 07/18/2025 (a)(q)	Lending Club	07/20/2022	2,969	2,993	2,843
191461742.SRDLC, 30.99%, 08/04/2025 (a)(l)(q)	Lending Club	07/22/2022	8,611	8,683	8,113
191462872.SRDLC, 22.49%, 07/28/2027 (a)(q)	Lending Club	08/01/2022	4,556	4,597	4,318
191462983.SRDLC, 28.99%, 07/21/2027 (a)(q)	Lending Club	07/25/2022	6,474	6,533	6,149
191469608.SRDLC, 20.99%, 07/16/2025 (a)(q)	Lending Club	07/18/2022	8,064	8,112	7,656
191470488.SRDLC, 28.99%, 07/14/2027 (a)(l)(q)	Lending Club	07/18/2022	8,406	8,464	7,927
191491322.SRDLC, 24.99%, 07/18/2025 (a)(q)	Lending Club	07/20/2022	3,768	3,798	3,608
191492595.SRDLC, 24.49%, 07/25/2025 (a)(q)	Lending Club	07/27/2022	2,929	2,929	2,802
191496694.SRDLC, 30.99%, 07/27/2025 (a)(l)(q)	Lending Club	07/29/2022	2,183	2,205	392
191497870.SRDLC, 30.99%, 07/22/2027 (a)(l)(q)	Lending Club	07/20/2022	14,123	14,254	13,318
191505363.SRDLC, 17.99%, 07/15/2025 (a)(q)	Lending Club	07/19/2022	8,778	8,847	8,377

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 7.5% (continued)
191510625.SRDLC, 23.99%, 07/25/2027 (a)(q)	Lending Club	07/27/2022	$28,554	$28,554	$27,675
191513596.SRDLC, 9.79%, 07/25/2025 (a)(q)	Lending Club	07/20/2022	9,341	9,341	9,005
191521233.SRDLC, 18.99%, 07/18/2025 (a)(q)	Lending Club	07/20/2022	4,721	4,758	4,488
191527006.SRDLC, 30.99%, 07/18/2027 (a)(q)	Lending Club	07/20/2022	4,643	4,686	4,401
191533230.SRDLC, 28.99%, 07/20/2024 (a)(q)	Lending Club	07/20/2022	1,732	1,750	1,680
191535746.SRDLC, 12.69%, 07/18/2025 (a)(q)	Lending Club	07/20/2022	4,313	4,313	4,155
191538132.SRDLC, 13.69%, 08/05/2025 (a)(q)	Lending Club	08/09/2022	12,986	12,986	12,659
191541223.SRDLC, 30.99%, 07/18/2027 (a)(q)	Lending Club	07/20/2022	12,259	12,259	11,992
191543393.SRDLC, 19.74%, 08/05/2025 (a)(q)	Lending Club	08/09/2022	28,894	28,894	27,833
191544930.SRDLC, 23.99%, 07/28/2027 (a)(q)	Lending Club	08/01/2022	16,460	16,610	15,755
191553131.SRDLC, 28.49%, 07/18/2027 (a)(l)(q)	Lending Club	07/20/2022	5,654	5,710	1,288
191559588.SRDLC, 30.99%, 07/24/2027 (a)(q)	Lending Club	07/20/2022	5,604	5,656	5,317
191559906.SRDLC, 30.99%, 07/19/2027 (a)(l)(q)	Lending Club	07/21/2022	10,490	10,595	416
191563994.SRDLC, 19.24%, 07/25/2027 (a)(q)	Lending Club	07/20/2022	8,138	8,212	7,694
191564712.SRDLC, 17.24%, 07/18/2025 (a)(q)	Lending Club	07/20/2022	1,361	1,372	1,300
191566159.SRDLC, 15.74%, 07/18/2025 (a)(q)	Lending Club	07/20/2022	5,535	5,579	5,280
191572560.SRDLC, 30.99%, 07/18/2025 (a)(q)	Lending Club	07/20/2022	2,485	2,506	2,372
191578273.SRDLC, 30.99%, 07/18/2025 (a)(q)	Lending Club	07/20/2022	2,900	2,923	2,768
191583845.SRDLC, 19.99%, 07/18/2025 (a)(q)	Lending Club	07/20/2022	1,204	1,214	1,145
191588942.SRDLC, 27.49%, 08/03/2026 (a)(l)(q)	Lending Club	07/21/2022	3,185	3,214	2,995
191601897.SRDLC, 15%, 02/02/2028 (a)(q)	Lending Club	08/04/2022	14,466	14,611	8,687
191603240.SRDLC, 14.94%, 08/02/2027 (a)(l)(q)	Lending Club	07/20/2022	14,578	14,578	13,822
191609370.SRDLC, 26.49%, 08/15/2025 (a)(q)	Lending Club	08/08/2022	10,196	10,281	9,756
191616350.SRDLC, 30.99%, 07/19/2027 (a)(q)	Lending Club	07/21/2022	5,572	5,624	5,285
191616574.SRDLC, 17.99%, 07/19/2025 (a)(q)	Lending Club	07/21/2022	6,020	6,061	5,753
191622860.SRDLC, 15.49%, 08/08/2025 (a)(l)(q)	Lending Club	08/10/2022	5,546	5,546	1,921
191622892.SRDLC, 21.49%, 07/25/2025 (a)(l)(q)	Lending Club	07/27/2022	939	948	—
191627894.SRDLC, 19.99%, 07/20/2025 (a)(q)	Lending Club	07/22/2022	7,599	7,599	7,323
191628206.SRDLC, 28.99%, 08/16/2027 (a)(q)	Lending Club	08/18/2022	17,746	17,746	17,384
191628288.SRDLC, 30.99%, 07/20/2026 (a)(q)	Lending Club	07/22/2022	3,570	3,602	3,420
191632334.SRDLC, 28.99%, 07/21/2025 (a)(q)	Lending Club	07/25/2022	2,473	2,496	2,359
191633149.SRDLC, 11.74%, 08/03/2025 (a)(l)(q)	Lending Club	07/21/2022	8,116	8,116	7,807
191652750.SRDLC, 30.99%, 07/20/2025 (a)(l)(q)	Lending Club	07/22/2022	2,125	2,143	2,018
191657624.SRDLC, 30.99%, 07/20/2025 (a)(q)	Lending Club	07/22/2022	8,285	8,351	7,917
191666463.SRDLC, 23.99%, 08/16/2027 (a)(q)	Lending Club	08/09/2022	5,599	5,599	5,419
191666661.SRDLC, 28.99%, 08/04/2025 (a)(q)	Lending Club	08/08/2022	1,691	1,691	1,589
191667074.SRDLC, 30.49%, 07/20/2027 (a)(l)(q)	Lending Club	07/22/2022	9,234	9,326	594
191667374.SRDLC, 30.99%, 07/22/2025 (a)(q)	Lending Club	07/26/2022	6,214	6,265	5,951
191667711.SRDLC, 17.99%, 07/25/2025 (a)(q)	Lending Club	07/27/2022	3,989	4,020	3,814
191667844.SRDLC, 26.24%, 07/20/2025 (a)(q)	Lending Club	07/22/2022	2,944	2,967	2,821
191674418.SRDLC, 19.74%, 08/15/2025 (a)(q)	Lending Club	08/09/2022	24,938	24,938	24,073
191676294.SRDLC, 21.49%, 07/21/2026 (a)(q)	Lending Club	07/25/2022	6,244	6,298	5,960
191678013.SRDLC, 24.99%, 07/21/2027 (a)(q)	Lending Club	07/25/2022	10,977	11,076	10,491
191680560.SRDLC, 23.49%, 07/28/2027 (a)(q)	Lending Club	07/27/2022	10,071	10,163	9,583
191694452.SRDLC, 30.99%, 07/25/2027 (a)(q)	Lending Club	07/27/2022	6,036	6,036	5,926
191695847.SRDLC, 13.09%, 07/21/2025 (a)(q)	Lending Club	07/25/2022	4,712	4,712	4,543
191699828.SRDLC, 24.49%, 08/19/2025 (a)(q)	Lending Club	08/23/2022	8,778	8,778	8,414
191702410.SRDLC, 20.49%, 07/22/2025 (a)(q)	Lending Club	07/26/2022	1,904	1,920	1,815
191704224.SRDLC, 18.49%, 07/29/2024 (a)(l)(q)	Lending Club	07/27/2022	5,948	5,987	5,736
191705478.SRDLC, 30.99%, 07/25/2027 (a)(q)	Lending Club	07/27/2022	13,930	14,059	13,262
191705506.SRDLC, 17.99%, 07/22/2025 (a)(q)	Lending Club	07/26/2022	2,393	2,412	2,288
191706302.SRDLC, 30.99%, 07/25/2027 (a)(q)	Lending Club	07/27/2022	13,930	14,059	13,262
191714741.SRDLC, 19.74%, 07/21/2025 (a)(q)	Lending Club	07/25/2022	5,775	5,775	5,570
191716011.SRDLC, 30.99%, 01/25/2028 (a)(l)(q)	Lending Club	07/27/2022	9,543	9,638	1,652
191719298.SRDLC, 19.49%, 07/25/2025 (a)(l)(q)	Lending Club	07/27/2022	1,959	1,979	325

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 7.5% (continued)
191724345.SRDLC, 13.69%, 07/25/2027 (a)(q)	Lending Club	07/25/2022	$8,902	$8,902	$8,473
191725647.SRDLC, 8.09%, 08/09/2025 (a)(q)	Lending Club	08/11/2022	12,771	12,771	12,353
191728001.SRDLC, 18.99%, 08/09/2025 (a)(q)	Lending Club	07/27/2022	5,837	5,884	5,493
191729184.SRDLC, 25.99%, 08/20/2025 (a)(l)(q)	Lending Club	08/09/2022	3,894	3,933	582
191733593.SRDLC, 28.99%, 07/25/2025 (a)(q)	Lending Club	07/27/2022	989	989	940
191736763.SRDLC, 19.99%, 07/25/2025 (a)(q)	Lending Club	07/27/2022	2,342	2,361	2,252
191739118.SRDLC, 15%, 01/25/2028 (a)(l)(q)	Lending Club	07/27/2022	18,920	19,095	11,427
191740994.SRDLC, 15.99%, 07/25/2025 (a)(q)	Lending Club	07/27/2022	6,183	6,183	5,926
191742357.SRDLC, 16.49%, 07/25/2025 (a)(q)	Lending Club	07/27/2022	6,191	6,191	5,935
191744435.SRDLC, 25.74%, 07/29/2027 (a)(l)(q)	Lending Club	08/02/2022	5,251	5,303	785
191748085.SRDLC, 18.99%, 07/27/2024 (a)(q)	Lending Club	07/29/2022	1,671	1,682	1,629
191750200.SRDLC, 20.99%, 08/24/2025 (a)(l)(q)	Lending Club	08/11/2022	4,304	4,336	4,126
191756145.SRDLC, 28.99%, 07/16/2025 (a)(l)(q)	Lending Club	07/27/2022	1,318	1,318	224
191763720.SRDLC, 30.99%, 08/19/2027 (a)(l)(q)	Lending Club	08/23/2022	14,488	14,633	2,166
191766386.SRDLC, 19.99%, 07/25/2025 (a)(q)	Lending Club	07/27/2022	5,619	5,664	5,355
191767974.SRDLC, 30.99%, 07/26/2027 (a)(l)(q)	Lending Club	07/28/2022	6,351	6,415	1,511
191768960.SRDLC, 10.04%, 07/22/2025 (a)(q)	Lending Club	07/26/2022	12,049	12,049	11,613
191769272.SRDLC, 9.79%, 07/22/2025 (a)(q)	Lending Club	07/26/2022	5,437	5,437	5,240
191772278.SRDLC, 15.99%, 07/25/2025 (a)(q)	Lending Club	07/27/2022	5,946	5,992	5,681
191779417.SRDLC, 21.49%, 07/31/2027 (a)(l)(q)	Lending Club	07/28/2022	7,198	7,260	6,766
191784176.SRDLC, 24.99%, 07/25/2025 (a)(l)(q)	Lending Club	07/27/2022	17,008	17,173	16,287
191786026.SRDLC, 16.79%, 08/04/2027 (a)(q)	Lending Club	08/08/2022	36,387	36,387	35,364
191786546.SRDLC, 30.99%, 07/25/2027 (a)(q)	Lending Club	07/27/2022	5,572	5,624	5,305
191790657.SRDLC, 30.99%, 07/26/2025 (a)(l)(q)	Lending Club	07/28/2022	12,746	12,848	12,188
191793460.SRDLC, 24.99%, 07/25/2025 (a)(q)	Lending Club	07/27/2022	1,629	1,643	1,565
191794348.SRDLC, 30.99%, 08/05/2025 (a)(q)	Lending Club	08/09/2022	4,078	4,112	3,887
191797544.SRDLC, 26.99%, 07/26/2025 (a)(q)	Lending Club	07/28/2022	4,097	4,130	3,925
191803441.SRDLC, 30.99%, 07/27/2027 (a)(l)(q)	Lending Club	07/29/2022	5,913	5,972	884
191805466.SRDLC, 30.99%, 08/05/2027 (a)(q)	Lending Club	08/09/2022	9,188	9,188	8,915
191808811.SRDLC, 23.99%, 07/30/2027 (a)(l)(q)	Lending Club	07/28/2022	9,277	9,277	8,873
191810287.SRDLC, 23.99%, 08/16/2025 (a)(q)	Lending Club	08/08/2022	8,087	8,087	7,736
191811199.SRDLC, 30.99%, 08/16/2027 (a)(q)	Lending Club	08/18/2022	14,033	14,174	13,407
191813026.SRDLC, 20.99%, 07/01/2027 (a)(l)(q)	Lending Club	07/29/2022	5,067	5,113	4,763
191814695.SRDLC, 29.49%, 08/03/2026 (a)(q)	Lending Club	08/05/2022	9,029	9,109	8,614
191816048.SRDLC, 26.49%, 08/09/2027 (a)(q)	Lending Club	07/27/2022	4,707	4,707	4,429
191819541.SRDLC, 27.49%, 08/03/2027 (a)(q)	Lending Club	08/05/2022	7,450	7,519	7,052
191822419.SRDLC, 30.99%, 07/27/2025 (a)(q)	Lending Club	07/29/2022	2,900	2,924	2,782
191826397.SRDLC, 27.99%, 08/05/2025 (a)(q)	Lending Club	08/09/2022	12,659	12,654	12,036
191831931.SRDLC, 22.49%, 08/05/2027 (a)(q)	Lending Club	07/29/2022	5,565	5,616	5,227
191836440.SRDLC, 16.49%, 08/11/2025 (a)(q)	Lending Club	08/10/2022	6,885	6,885	6,662
191837686.SRDLC, 27.99%, 08/01/2025 (a)(l)(q)	Lending Club	08/03/2022	4,618	4,664	690
191845973.SRDLC, 19.99%, 07/16/2025 (a)(q)	Lending Club	07/29/2022	7,005	7,061	6,656
191847136.SRDLC, 16.49%, 07/25/2025 (a)(q)	Lending Club	07/27/2022	8,655	8,655	8,296
191849583.SRDLC, 13.19%, 08/01/2027 (a)(l)(q)	Lending Club	07/27/2022	15,364	15,364	14,791
191852821.SRDLC, 9.79%, 08/09/2025 (a)(q)	Lending Club	08/11/2022	4,814	4,814	4,657
191857399.SRDLC, 19.99%, 08/23/2025 (a)(q)	Lending Club	08/25/2022	4,130	4,164	3,961
191860902.SRDLC, 30.99%, 07/28/2025 (a)(q)	Lending Club	08/01/2022	7,096	7,163	6,803
191871219.SRDLC, 30.99%, 08/10/2027 (a)(q)	Lending Club	08/03/2022	7,384	7,458	6,959
191881989.SRDLC, 25.49%, 07/31/2025 (a)(l)(q)	Lending Club	08/01/2022	7,558	7,613	7,156
191888552.SRDLC, 30.99%, 08/05/2027 (a)(l)(q)	Lending Club	08/09/2022	8,529	8,614	2,930
191893067.SRDLC, 23.99%, 09/01/2025 (a)(q)	Lending Club	08/23/2022	4,330	4,330	4,106
191895522.SRDLC, 23.99%, 08/11/2027 (a)(q)	Lending Club	08/15/2022	32,365	32,365	31,430
191897480.SRDLC, 30.99%, 07/29/2025 (a)(l)(q)	Lending Club	08/02/2022	10,681	10,788	4,151
191899630.SRDLC, 10%, 02/16/2026 (a)(q)	Lending Club	08/16/2022	14,039	14,169	8,804
191899754.SRDLC, 17.99%, 08/10/2025 (a)(q)	Lending Club	08/08/2022	6,599	6,652	6,332

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 7.5% (continued)
191903636.SRDLC, 12.24%, 08/10/2025 (a)(q)	Lending Club	07/29/2022	$18,779	$18,779	$18,055
191907225.SRDLC, 14.54%, 08/05/2025 (a)(q)	Lending Club	08/09/2022	16,273	16,402	15,604
191918035.SRDLC, 18.24%, 08/26/2025 (a)(q)	Lending Club	08/30/2022	6,577	6,577	6,378
191920862.SRDLC, 30.99%, 08/01/2027 (a)(l)(q)	Lending Club	08/03/2022	18,731	18,908	17,723
191920969.SRDLC, 15%, 01/29/2028 (a)(l)(q)	Lending Club	08/02/2022	6,748	6,804	3,814
191921722.SRDLC, 30.99%, 07/29/2025 (a)(l)(q)	Lending Club	08/02/2022	1,699	1,713	1,602
191921836.SRDLC, 28.99%, 08/11/2027 (a)(q)	Lending Club	08/15/2022	13,170	13,170	12,548
191926237.SRDLC, 20.24%, 08/11/2025 (a)(q)	Lending Club	08/11/2022	828	828	798
191935262.SRDLC, 23.99%, 08/20/2027 (a)(q)	Lending Club	08/05/2022	9,064	9,064	8,822
191959068.SRDLC, 26.74%, 08/15/2025 (a)(q)	Lending Club	08/03/2022	11,088	11,180	10,525
191960059.SRDLC, 26.49%, 08/15/2024 (a)(q)	Lending Club	08/03/2022	2,199	2,214	2,132
191965103.SRDLC, 15.99%, 08/01/2025 (a)(l)(q)	Lending Club	08/03/2022	4,902	4,941	4,696
191968990.SRDLC, 17.74%, 08/01/2025 (a)(l)(q)	Lending Club	08/03/2022	2,956	2,979	2,832
191972578.SRDLC, 30.99%, 08/02/2027 (a)(q)	Lending Club	08/04/2022	6,655	6,712	6,306
191974346.SRDLC, 26.24%, 08/01/2025 (a)(l)(q)	Lending Club	08/03/2022	3,359	3,386	3,210
191974355.SRDLC, 30.99%, 08/01/2027 (a)(l)(q)	Lending Club	08/03/2022	5,625	5,677	5,322
191978351.SRDLC, 23.99%, 08/08/2027 (a)(q)	Lending Club	08/10/2022	8,739	8,739	8,471
191979431.SRDLC, 19.99%, 08/15/2025 (a)(q)	Lending Club	08/04/2022	8,344	8,412	7,972
191981138.SRDLC, 30.99%, 08/01/2027 (a)(l)(q)	Lending Club	08/03/2022	14,062	14,192	13,305
191990878.SRDLC, 16.99%, 08/15/2027 (a)(q)	Lending Club	08/17/2022	24,573	24,573	23,544
191991602.SRDLC, 30.99%, 08/07/2025 (a)(q)	Lending Club	08/04/2022	3,607	3,642	3,433
191993696.SRDLC, 27.99%, 08/08/2027 (a)(l)(q)	Lending Club	08/10/2022	22,808	22,808	4,788
191995315.SRDLC, 23.99%, 08/17/2027 (a)(q)	Lending Club	08/15/2022	9,292	9,292	9,029
191997758.SRDLC, 26.49%, 08/02/2027 (a)(q)	Lending Club	08/04/2022	23,237	23,450	22,271
192003946.SRDLC, 24.99%, 08/03/2025 (a)(l)(q)	Lending Club	08/05/2022	16,217	16,379	2,501
192010930.SRDLC, 30.99%, 08/08/2026 (a)(q)	Lending Club	08/10/2022	1,359	1,371	1,301
192020118.SRDLC, 30.99%, 08/23/2027 (a)(q)	Lending Club	08/25/2022	16,878	17,041	16,157
192023144.SRDLC, 23.99%, 08/30/2027 (a)(q)	Lending Club	08/11/2022	9,116	9,116	8,782
192024041.SRDLC, 24.99%, 08/29/2025 (a)(q)	Lending Club	08/31/2022	6,185	6,232	5,891
192027703.SRDLC, 14.19%, 08/02/2027 (a)(l)(q)	Lending Club	08/04/2022	5,785	5,785	5,532
192030771.SRDLC, 27.49%, 08/20/2027 (a)(l)(q)	Lending Club	08/05/2022	5,528	5,579	5,284
192039955.SRDLC, 26.49%, 08/19/2025 (a)(q)	Lending Club	08/08/2022	6,142	6,142	5,876
192040896.SRDLC, 28.99%, 08/16/2025 (a)(q)	Lending Club	08/11/2022	10,258	10,344	9,814
192046955.SRDLC, 24.49%, 08/19/2025 (a)(q)	Lending Club	08/23/2022	8,360	8,360	8,013
192047796.SRDLC, 30.99%, 08/19/2027 (a)(q)	Lending Club	08/23/2022	22,499	22,499	22,105
192054809.SRDLC, 13.19%, 08/12/2027 (a)(l)(q)	Lending Club	08/05/2022	12,215	12,215	11,878
192055314.SRDLC, 15.99%, 08/05/2025 (a)(q)	Lending Club	08/09/2022	5,482	5,482	5,304
192063068.SRDLC, 27.99%, 08/07/2025 (a)(q)	Lending Club	08/08/2022	2,030	2,047	1,933
192063849.SRDLC, 23.49%, 08/23/2027 (a)(q)	Lending Club	08/23/2022	18,343	18,343	17,380
192065862.SRDLC, 16.49%, 08/10/2027 (a)(q)	Lending Club	08/12/2022	3,636	3,636	3,536
192067979.SRDLC, 10.74%, 08/03/2025 (a)(q)	Lending Club	08/05/2022	1,448	1,448	1,411
192069607.SRDLC, 14.54%, 08/05/2025 (a)(q)	Lending Club	08/22/2022	6,221	6,271	5,982
192073469.SRDLC, 30.99%, 08/27/2027 (a)(q)	Lending Club	08/23/2022	18,917	19,085	18,094
192075255.SRDLC, 23.99%, 08/03/2027 (a)(q)	Lending Club	08/05/2022	9,617	9,617	9,306
192078630.SRDLC, 26.49%, 08/10/2026 (a)(q)	Lending Club	08/12/2022	4,484	4,524	4,339
192079366.SRDLC, 28.74%, 08/23/2027 (a)(q)	Lending Club	08/10/2022	10,298	10,401	9,868
192079662.SRDLC, 29.49%, 08/08/2025 (a)(q)	Lending Club	08/10/2022	7,280	7,280	6,854
192088574.SRDLC, 14.19%, 08/15/2027 (a)(l)(q)	Lending Club	08/08/2022	23,216	23,216	3,471
192091160.SRDLC, 30.99%, 08/22/2025 (a)(q)	Lending Club	08/24/2022	5,097	5,140	4,905
192095084.SRDLC, 23.99%, 08/04/2027 (a)(q)	Lending Club	08/08/2022	12,021	12,021	11,645
192107400.SRDLC, 16.49%, 08/08/2025 (a)(q)	Lending Club	08/10/2022	4,091	4,091	3,920
192107870.SRDLC, 23.99%, 08/04/2027 (a)(q)	Lending Club	08/08/2022	9,247	9,247	8,957
192107991.SRDLC, 12.99%, 08/15/2025 (a)(q)	Lending Club	08/17/2022	6,480	6,480	6,322
192113123.SRDLC, 21.49%, 08/23/2027 (a)(q)	Lending Club	08/25/2022	6,438	6,497	6,167
192117523.SRDLC, 23.49%, 08/03/2025 (a)(q)	Lending Club	08/04/2022	3,004	3,004	2,858

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 7.5% (continued)
192120626.SRDLC, 25.49%, 08/05/2027 (a)(q)	Lending Club	08/09/2022	$5,006	$5,052	$4,805
192122475.SRDLC, 22.49%, 08/26/2027 (a)(q)	Lending Club	08/30/2022	5,531	5,531	5,400
192123907.SRDLC, 21.99%, 08/05/2025 (a)(q)	Lending Club	08/09/2022	7,475	7,535	7,129
192130656.SRDLC, 28.99%, 08/05/2024 (a)(q)	Lending Club	08/09/2022	1,820	1,832	1,764
192131702.SRDLC, 19.69%, 08/15/2027 (a)(q)	Lending Club	08/05/2022	13,850	13,850	13,075
192132332.SRDLC, 12.99%, 08/04/2025 (a)(q)	Lending Club	08/08/2022	1,620	1,620	1,579
192134408.SRDLC, 15.99%, 08/05/2025 (a)(q)	Lending Club	08/09/2022	1,471	1,471	1,422
192135953.SRDLC, 20.24%, 08/10/2025 (a)(q)	Lending Club	08/12/2022	4,133	4,133	3,986
192139310.SRDLC, 23.99%, 08/05/2027 (a)(q)	Lending Club	08/09/2022	13,871	13,871	13,441
192143591.SRDLC, 20.24%, 08/15/2027 (a)(q)	Lending Club	08/17/2022	20,177	20,177	19,634
192143725.SRDLC, 23.99%, 08/05/2027 (a)(q)	Lending Club	08/09/2022	1,814	1,814	1,758
192143904.SRDLC, 19.69%, 09/13/2025 (a)(l)(q)	Lending Club	09/15/2022	8,972	8,883	1,966
192144590.SRDLC, 20.74%, 08/23/2027 (a)(q)	Lending Club	08/19/2022	16,590	16,742	15,886
192147934.SRDLC, 16.69%, 08/22/2027 (a)(q)	Lending Club	08/10/2022	22,902	22,902	22,000
192153817.SRDLC, 30.99%, 08/15/2025 (a)(q)	Lending Club	08/10/2022	2,055	2,072	1,965
192156519.SRDLC, 22.99%, 08/10/2027 (a)(q)	Lending Club	08/12/2022	18,455	18,455	17,902
192157437.SRDLC, 25.99%, 08/19/2025 (a)(l)(q)	Lending Club	08/23/2022	19,027	19,027	18,308
192165204.SRDLC, 12.99%, 08/18/2024 (a)(q)	Lending Club	08/16/2022	1,390	1,390	1,363
192165868.SRDLC, 30.99%, 08/19/2027 (a)(l)(q)	Lending Club	08/10/2022	11,210	11,321	10,725
192173279.SRDLC, 27.99%, 08/15/2025 (a)(q)	Lending Club	08/17/2022	12,651	12,651	12,182
192183697.SRDLC, 22.99%, 08/19/2025 (a)(q)	Lending Club	08/10/2022	4,297	4,297	4,155
192185539.SRDLC, 30.99%, 08/05/2027 (a)(l)(q)	Lending Club	08/09/2022	4,530	4,530	4,409
192187274.SRDLC, 15.74%, 08/08/2025 (a)(q)	Lending Club	08/10/2022	14,696	14,813	14,099
192192717.SRDLC, 10.99%, 08/10/2027 (a)(q)	Lending Club	08/12/2022	11,649	11,649	11,393
192193246.SRDLC, 16.99%, 08/08/2025 (a)(q)	Lending Club	08/10/2022	2,048	2,065	1,965
192198013.SRDLC, 30.99%, 08/15/2027 (a)(q)	Lending Club	08/12/2022	13,960	14,089	13,341
192198391.SRDLC, 28.99%, 08/22/2027 (a)(q)	Lending Club	08/24/2022	8,966	8,966	8,811
192200565.SRDLC, 24.99%, 08/08/2025 (a)(q)	Lending Club	08/10/2022	12,556	12,659	12,037
192205187.SRDLC, 30.99%, 08/15/2027 (a)(l)(q)	Lending Club	08/10/2022	7,624	7,695	7,208
192209553.SRDLC, 30.99%, 08/15/2027 (a)(q)	Lending Club	08/10/2022	6,606	6,668	6,292
192215872.SRDLC, 26.24%, 08/15/2025 (a)(q)	Lending Club	08/17/2022	5,710	5,757	5,493
192219742.SRDLC, 28.99%, 08/15/2027 (a)(l)(q)	Lending Club	08/17/2022	10,724	10,724	—
192223354.SRDLC, 23.99%, 08/08/2027 (a)(q)	Lending Club	08/10/2022	36,989	36,989	35,858
192228291.SRDLC, 30.74%, 08/08/2025 (a)(q)	Lending Club	08/10/2022	2,038	2,055	1,944
192229952.SRDLC, 18.99%, 08/10/2025 (a)(q)	Lending Club	08/12/2022	5,767	5,814	5,504
192235260.SRDLC, 23.99%, 08/08/2027 (a)(q)	Lending Club	08/10/2022	8,184	8,184	7,934
192237494.SRDLC, 20.49%, 08/25/2027 (a)(q)	Lending Club	08/12/2022	5,556	5,556	5,414
192238273.SRDLC, 30.99%, 08/02/2025 (a)(l)(q)	Lending Club	09/01/2022	3,138	3,166	2,979
192238825.SRDLC, 20.74%, 08/08/2027 (a)(q)	Lending Club	08/10/2022	17,744	17,744	17,239
192242182.SRDLC, 17.49%, 08/08/2025 (a)(q)	Lending Club	08/10/2022	2,954	2,977	2,834
192244514.SRDLC, 18.69%, 08/28/2024 (a)(l)(q)	Lending Club	08/30/2022	2,687	2,687	2,623
192247384.SRDLC, 24.49%, 08/08/2027 (a)(q)	Lending Club	08/10/2022	11,108	11,210	10,664
192249815.SRDLC, 28.99%, 08/22/2025 (a)(l)(q)	Lending Club	08/24/2022	6,065	6,065	5,752
192252812.SRDLC, 25.99%, 08/18/2025 (a)(q)	Lending Club	08/22/2022	20,980	20,980	20,249
192252952.SRDLC, 29.49%, 08/17/2027 (a)(q)	Lending Club	08/10/2022	5,652	5,652	5,513
192256223.SRDLC, 19.99%, 08/08/2025 (a)(q)	Lending Club	08/10/2022	4,129	4,161	3,939
192261309.SRDLC, 19.99%, 08/08/2025 (a)(q)	Lending Club	08/10/2022	7,435	7,495	7,092
192264548.SRDLC, 19.99%, 08/08/2025 (a)(l)(q)	Lending Club	08/10/2022	2,123	2,144	794
192264740.SRDLC, 19.99%, 08/08/2025 (a)(l)(q)	Lending Club	08/10/2022	8,356	8,440	3,072
192266752.SRDLC, 16.49%, 08/08/2027 (a)(q)	Lending Club	08/10/2022	9,541	9,541	9,127
192269870.SRDLC, 30.99%, 08/08/2025 (a)(q)	Lending Club	08/10/2022	850	857	810
192274785.SRDLC, 25.99%, 08/08/2026 (a)(q)	Lending Club	08/10/2022	4,480	4,519	4,331
192275572.SRDLC, 17.99%, 08/08/2025 (a)(q)	Lending Club	08/10/2022	1,136	1,145	1,097
192276261.SRDLC, 19.44%, 08/08/2025 (a)(q)	Lending Club	08/10/2022	16,498	16,498	15,899
192281994.SRDLC, 23.99%, 08/09/2027 (a)(l)(q)	Lending Club	08/11/2022	945	945	193

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 7.5% (continued)
192283274.SRDLC, 24.99%, 08/11/2025 (a)(q)	Lending Club	08/15/2022	$3,516	$3,544	$3,378
192283329.SRDLC, 16.99%, 08/08/2025 (a)(q)	Lending Club	08/10/2022	8,193	8,259	7,862
192289140.SRDLC, 27.99%, 08/08/2025 (a)(q)	Lending Club	08/10/2022	4,217	4,252	4,022
192289776.SRDLC, 12.54%, 08/08/2025 (a)(q)	Lending Club	08/10/2022	24,268	24,268	23,659
192292011.SRDLC, 28.99%, 08/08/2026 (a)(q)	Lending Club	08/10/2022	1,623	1,638	1,554
192292446.SRDLC, 23.99%, 08/09/2027 (a)(q)	Lending Club	08/11/2022	11,004	11,004	10,672
192292509.SRDLC, 18.49%, 08/09/2025 (a)(q)	Lending Club	08/11/2022	8,227	8,227	7,931
192292874.SRDLC, 17.99%, 08/12/2025 (a)(q)	Lending Club	08/16/2022	2,876	2,899	2,763
192294945.SRDLC, 20.99%, 08/26/2027 (a)(q)	Lending Club	08/30/2022	7,166	7,231	6,872
192295500.SRDLC, 20.99%, 08/22/2025 (a)(q)	Lending Club	08/10/2022	8,362	8,431	8,011
192296019.SRDLC, 30.99%, 08/02/2027 (a)(q)	Lending Club	08/17/2022	5,152	5,152	5,043
192297284.SRDLC, 19.99%, 08/08/2025 (a)(q)	Lending Club	08/10/2022	2,272	2,290	2,167
192299352.SRDLC, 25.99%, 08/25/2025 (a)(q)	Lending Club	08/12/2022	4,245	4,245	4,095
192302596.SRDLC, 19.99%, 08/08/2025 (a)(q)	Lending Club	08/10/2022	1,652	1,666	1,576
192303177.SRDLC, 24.99%, 08/10/2025 (a)(q)	Lending Club	08/12/2022	3,348	3,376	3,213
192306426.SRDLC, 19.99%, 08/26/2025 (a)(q)	Lending Club	08/30/2022	4,291	4,327	4,123
192308073.SRDLC, 18.74%, 08/08/2027 (a)(q)	Lending Club	08/10/2022	20,107	20,289	19,156
192322092.SRDLC, 10.79%, 08/15/2025 (a)(q)	Lending Club	08/11/2022	12,142	12,142	11,758
192324514.SRDLC, 23.99%, 08/03/2025 (a)(q)	Lending Club	08/15/2022	12,432	12,533	11,934
192333305.SRDLC, 23.99%, 08/16/2027 (a)(q)	Lending Club	08/12/2022	13,940	13,940	13,505
192333734.SRDLC, 30.49%, 09/17/2027 (a)(q)	Lending Club	09/07/2022	12,466	12,591	11,872
192335280.SRDLC, 12.74%, 08/16/2025 (a)(q)	Lending Club	08/12/2022	19,475	19,475	18,873
192336857.SRDLC, 19.74%, 08/16/2025 (a)(q)	Lending Club	08/18/2022	12,389	12,389	11,956
192338100.SRDLC, 14.69%, 08/11/2027 (a)(q)	Lending Club	08/15/2022	10,859	10,859	10,395
192338257.SRDLC, 18.49%, 08/09/2025 (a)(q)	Lending Club	08/11/2022	20,568	20,734	19,746
192340092.SRDLC, 27.99%, 08/10/2025 (a)(l)(q)	Lending Club	08/12/2022	6,717	6,717	6,450
192344065.SRDLC, 12.74%, 08/09/2025 (a)(q)	Lending Club	08/11/2022	1,619	1,619	1,578
192350217.SRDLC, 13.99%, 08/15/2025 (a)(q)	Lending Club	08/11/2022	8,964	8,964	8,749
192356023.SRDLC, 23.99%, 08/15/2025 (a)(q)	Lending Club	08/15/2022	10,046	10,046	9,608
192356215.SRDLC, 8.09%, 08/25/2025 (a)(q)	Lending Club	08/11/2022	13,073	13,073	12,813
192359015.SRDLC, 13.99%, 08/10/2027 (a)(q)	Lending Club	08/12/2022	7,226	7,226	7,070
192359087.SRDLC, 30.99%, 08/10/2027 (a)(l)(q)	Lending Club	08/12/2022	7,699	7,776	2,673
192359709.SRDLC, 30.99%, 08/10/2025 (a)(q)	Lending Club	08/12/2022	2,400	2,420	2,292
192367518.SRDLC, 13.39%, 08/11/2025 (a)(q)	Lending Club	08/15/2022	22,712	22,712	22,175
192370079.SRDLC, 30.49%, 08/20/2027 (a)(l)(q)	Lending Club	08/12/2022	13,515	13,650	12,867
192373124.SRDLC, 30.99%, 08/30/2026 (a)(l)(q)	Lending Club	09/01/2022	1,067	1,077	119
192373917.SRDLC, 25.49%, 09/01/2025 (a)(l)(q)	Lending Club	08/24/2022	4,162	4,197	3,953
192379595.SRDLC, 13.99%, 08/15/2027 (a)(q)	Lending Club	08/17/2022	14,453	14,453	14,145
192385569.SRDLC, 24.99%, 08/15/2025 (a)(q)	Lending Club	08/15/2022	4,198	4,198	4,015
192388823.SRDLC, 22.24%, 08/11/2025 (a)(q)	Lending Club	08/15/2022	8,196	8,262	7,840
192388893.SRDLC, 29.49%, 08/18/2027 (a)(q)	Lending Club	08/16/2022	11,288	11,288	10,993
192390755.SRDLC, 10.54%, 08/26/2025 (a)(q)	Lending Club	08/15/2022	9,706	9,706	9,401
192398119.SRDLC, 8.59%, 08/16/2025 (a)(q)	Lending Club	08/25/2022	9,574	9,574	9,269
192400720.SRDLC, 22.99%, 08/14/2027 (a)(q)	Lending Club	08/16/2022	9,241	9,241	8,968
192404623.SRDLC, 23.99%, 08/26/2027 (a)(q)	Lending Club	08/22/2022	3,863	3,863	3,756
192407409.SRDLC, 10.29%, 08/03/2025 (a)(q)	Lending Club	08/16/2022	9,612	9,612	9,294
192409831.SRDLC, 23.49%, 08/11/2027 (a)(q)	Lending Club	08/15/2022	13,856	13,983	13,322
192410539.SRDLC, 30.99%, 08/11/2027 (a)(l)(q)	Lending Club	08/15/2022	4,739	4,786	757
192413613.SRDLC, 20.99%, 08/11/2024 (a)(q)	Lending Club	08/15/2022	3,593	3,616	3,493
192416611.SRDLC, 10.79%, 08/12/2025 (a)(q)	Lending Club	08/16/2022	13,684	13,684	13,255
192420352.SRDLC, 16.69%, 08/12/2027 (a)(q)	Lending Club	08/16/2022	32,741	32,741	31,359
192422507.SRDLC, 11.84%, 08/24/2025 (a)(q)	Lending Club	08/26/2022	24,218	24,218	23,477
192427492.SRDLC, 17.89%, 08/12/2025 (a)(l)(q)	Lending Club	08/16/2022	5,642	5,642	1,178
192427494.SRDLC, 23.99%, 08/15/2025 (a)(q)	Lending Club	08/17/2022	13,024	13,024	12,629
192428920.SRDLC, 16.24%, 08/18/2027 (a)(q)	Lending Club	08/22/2022	13,627	13,627	13,270

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 7.5% (continued)
192431792.SRDLC, 21.49%, 08/15/2027 (a)(q)	Lending Club	08/17/2022	$9,197	$9,197	$8,690
192435997.SRDLC, 10.29%, 08/26/2025 (a)(q)	Lending Club	08/30/2022	5,303	5,303	5,143
192439827.SRDLC, 18.99%, 08/20/2025 (a)(q)	Lending Club	08/16/2022	4,971	4,971	4,796
192441361.SRDLC, 28.99%, 08/22/2027 (a)(q)	Lending Club	08/24/2022	11,208	11,208	11,013
192442933.SRDLC, 30.99%, 09/07/2025 (a)(q)	Lending Club	09/09/2022	3,915	3,949	3,730
192448747.SRDLC, 23.99%, 08/15/2025 (a)(l)(q)	Lending Club	08/17/2022	2,307	2,307	345
192450920.SRDLC, 25.49%, 08/12/2027 (a)(q)	Lending Club	08/16/2022	5,566	5,617	5,357
192462667.SRDLC, 20.24%, 08/15/2025 (a)(q)	Lending Club	08/17/2022	8,267	8,267	7,985
192464895.SRDLC, 28.49%, 08/25/2027 (a)(l)(q)	Lending Club	08/16/2022	14,134	14,274	13,523
192465706.SRDLC, 19.74%, 08/12/2025 (a)(q)	Lending Club	08/16/2022	3,302	3,329	3,156
192468264.SRDLC, 28.99%, 08/12/2024 (a)(q)	Lending Club	08/16/2022	728	733	709
192468743.SRDLC, 10.79%, 08/15/2025 (a)(q)	Lending Club	08/17/2022	3,219	3,219	3,117
192470047.SRDLC, 32.39%, 09/01/2027 (a)(l)(q)	Lending Club	08/23/2022	20,000	20,000	2,990
192474798.SRDLC, 18.24%, 08/01/2025 (a)(q)	Lending Club	08/17/2022	4,892	4,892	4,704
192479865.SRDLC, 23.74%, 08/17/2025 (a)(q)	Lending Club	08/19/2022	8,344	8,344	8,097
192481710.SRDLC, 14.69%, 08/15/2027 (a)(q)	Lending Club	08/17/2022	25,338	25,338	24,267
192483374.SRDLC, 17.49%, 08/15/2025 (a)(q)	Lending Club	08/17/2022	10,666	10,666	10,240
192486061.SRDLC, 10.49%, 08/12/2026 (a)(q)	Lending Club	08/16/2022	16,156	16,156	15,846
192496351.SRDLC, 30.99%, 08/26/2025 (a)(l)(q)	Lending Club	08/30/2022	14,000	14,140	2,093
192511932.SRDLC, 18.24%, 08/15/2025 (a)(q)	Lending Club	08/17/2022	640	640	618
192512046.SRDLC, 24.99%, 08/29/2027 (a)(l)(q)	Lending Club	08/31/2022	3,746	3,746	3,616
192512188.SRDLC, 25.99%, 08/16/2027 (a)(q)	Lending Club	08/18/2022	4,457	4,457	4,279
192514171.SRDLC, 7.59%, 08/15/2025 (a)(q)	Lending Club	08/17/2022	4,383	4,383	4,292
192516798.SRDLC, 25.99%, 08/17/2027 (a)(q)	Lending Club	08/19/2022	10,132	10,132	9,853
192518141.SRDLC, 16.24%, 08/04/2025 (a)(l)(q)	Lending Club	08/17/2022	7,000	7,000	6,778
192520209.SRDLC, 28.99%, 08/17/2024 (a)(l)(q)	Lending Club	08/19/2022	1,145	1,153	1,112
192521291.SRDLC, 24.44%, 08/15/2025 (a)(q)	Lending Club	08/17/2022	3,959	3,959	3,835
192526019.SRDLC, 28.49%, 08/19/2027 (a)(q)	Lending Club	08/23/2022	6,065	6,065	5,956
192526453.SRDLC, 19.99%, 08/15/2025 (a)(q)	Lending Club	08/17/2022	187	187	185
192533157.SRDLC, 16.74%, 08/15/2025 (a)(q)	Lending Club	08/17/2022	6,141	6,190	5,902
192539008.SRDLC, 8.84%, 08/15/2025 (a)(q)	Lending Club	08/17/2022	23,201	23,201	22,460
192540719.SRDLC, 10.54%, 08/19/2025 (a)(q)	Lending Club	08/17/2022	10,309	10,309	9,988
192541375.SRDLC, 17.69%, 08/07/2025 (a)(q)	Lending Club	08/17/2022	4,083	4,083	3,955
192544068.SRDLC, 25.49%, 08/17/2027 (a)(q)	Lending Club	08/19/2022	4,638	4,681	4,469
192545623.SRDLC, 25.74%, 08/17/2027 (a)(q)	Lending Club	08/19/2022	10,209	10,209	9,930
192552195.SRDLC, 26.49%, 08/16/2027 (a)(l)(q)	Lending Club	08/18/2022	4,918	4,918	—
192555420.SRDLC, 26.99%, 08/15/2024 (a)(q)	Lending Club	08/17/2022	2,186	2,201	2,120
192557901.SRDLC, 11.29%, 08/16/2025 (a)(q)	Lending Club	08/18/2022	6,931	6,931	6,712
192557988.SRDLC, 17.99%, 08/15/2025 (a)(q)	Lending Club	08/17/2022	11,343	11,436	10,899
192559734.SRDLC, 9.09%, 08/16/2025 (a)(q)	Lending Club	08/18/2022	9,608	9,608	9,302
192560879.SRDLC, 19.69%, 08/16/2025 (a)(q)	Lending Club	08/18/2022	4,953	4,953	4,785
192561494.SRDLC, 15.19%, 08/30/2025 (a)(l)(q)	Lending Club	09/01/2022	3,146	3,146	471
192565665.SRDLC, 28.99%, 08/30/2027 (a)(l)(q)	Lending Club	08/24/2022	14,245	14,245	13,706
192568630.SRDLC, 20.99%, 08/16/2025 (a)(q)	Lending Club	08/18/2022	9,940	10,021	9,511
192569769.SRDLC, 22.74%, 08/30/2027 (a)(l)(q)	Lending Club	08/18/2022	18,625	18,625	5,614
192570177.SRDLC, 19.99%, 08/16/2025 (a)(q)	Lending Club	08/18/2022	3,304	3,331	3,161
192575011.SRDLC, 30.99%, 08/29/2025 (a)(l)(q)	Lending Club	08/31/2022	6,090	6,138	5,771
192578311.SRDLC, 26.99%, 08/16/2025 (a)(l)(q)	Lending Club	08/18/2022	4,621	4,667	743
192578477.SRDLC, 19.49%, 08/16/2025 (a)(q)	Lending Club	08/18/2022	5,502	5,547	5,263
192579359.SRDLC, 32.39%, 08/08/2027 (a)(q)	Lending Club	08/18/2022	9,070	9,161	8,666
192582047.SRDLC, 15.74%, 08/17/2025 (a)(q)	Lending Club	08/19/2022	9,144	9,144	8,862
192585807.SRDLC, 25.99%, 08/19/2025 (a)(q)	Lending Club	08/23/2022	5,874	5,874	5,673
192588957.SRDLC, 32.39%, 08/30/2027 (a)(l)(q)	Lending Club	08/22/2022	19,661	19,858	—
192590629.SRDLC, 30.99%, 09/02/2025 (a)(l)(q)	Lending Club	08/23/2022	3,087	3,113	2,929
192593103.SRDLC, 28.99%, 08/19/2025 (a)(q)	Lending Club	08/18/2022	2,878	2,902	2,761

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 7.5% (continued)
192595259.SRDLC, 18.49%, 08/01/2025 (a)(l)(q)	Lending Club	08/18/2022	$3,384	$3,412	$3,241
192596654.SRDLC, 6.79%, 08/16/2025 (a)(q)	Lending Club	08/18/2022	14,310	14,310	14,011
192601175.SRDLC, 28.49%, 08/16/2025 (a)(l)(q)	Lending Club	08/18/2022	4,531	4,576	763
192603694.SRDLC, 11.29%, 08/25/2025 (a)(q)	Lending Club	08/29/2022	7,848	7,848	7,613
192604561.SRDLC, 23.99%, 08/17/2025 (a)(l)(q)	Lending Club	08/19/2022	3,590	3,590	3,440
192605471.SRDLC, 10.79%, 08/18/2025 (a)(l)(q)	Lending Club	08/22/2022	3,136	3,136	3,038
192605521.SRDLC, 25.99%, 08/21/2025 (a)(l)(q)	Lending Club	08/18/2022	7,962	8,030	7,659
192606607.SRDLC, 18.94%, 08/18/2025 (a)(q)	Lending Club	08/22/2022	8,238	8,238	7,968
192607073.SRDLC, 29.99%, 08/19/2027 (a)(q)	Lending Club	08/23/2022	8,422	8,422	8,273
192608111.SRDLC, 23.49%, 08/17/2027 (a)(q)	Lending Club	08/19/2022	7,390	7,458	7,116
192608673.SRDLC, 30.99%, 08/17/2025 (a)(q)	Lending Club	08/19/2022	4,248	4,283	4,075
192609947.SRDLC, 25.99%, 09/15/2025 (a)(l)(q)	Lending Club	08/25/2022	7,360	7,360	7,048
192610948.SRDLC, 23.49%, 08/24/2025 (a)(q)	Lending Club	08/26/2022	7,921	7,987	7,648
192612289.SRDLC, 30.99%, 08/22/2027 (a)(q)	Lending Club	08/24/2022	5,625	5,677	5,395
192613924.SRDLC, 19.94%, 08/30/2027 (a)(l)(q)	Lending Club	08/22/2022	24,287	24,287	23,516
192614412.SRDLC, 25.99%, 08/17/2025 (a)(q)	Lending Club	08/19/2022	20,140	20,307	19,391
192615132.SRDLC, 22.99%, 08/17/2025 (a)(q)	Lending Club	08/19/2022	7,079	7,128	6,801
192620926.SRDLC, 25.99%, 08/17/2025 (a)(q)	Lending Club	08/19/2022	1,259	1,269	1,212
192622579.SRDLC, 16.49%, 08/19/2027 (a)(q)	Lending Club	08/23/2022	22,021	22,021	21,448
192624533.SRDLC, 24.74%, 08/18/2025 (a)(q)	Lending Club	08/22/2022	5,019	5,019	4,809
192625413.SRDLC, 21.19%, 08/18/2027 (a)(q)	Lending Club	08/22/2022	28,493	28,493	27,762
192629073.SRDLC, 32.39%, 08/19/2027 (a)(q)	Lending Club	08/23/2022	14,097	14,228	13,516
192631895.SRDLC, 19.99%, 08/17/2025 (a)(q)	Lending Club	08/19/2022	8,261	8,328	7,906
192634375.SRDLC, 13.99%, 08/17/2025 (a)(q)	Lending Club	08/19/2022	32,494	32,494	31,711
192637025.SRDLC, 30.99%, 08/18/2025 (a)(q)	Lending Club	08/22/2022	3,058	3,084	2,939
192639185.SRDLC, 25.99%, 08/19/2027 (a)(q)	Lending Club	08/23/2022	10,639	10,639	10,356
192640791.SRDLC, 30.99%, 08/28/2025 (a)(l)(q)	Lending Club	08/22/2022	1,742	1,760	1,669
192642788.SRDLC, 30.99%, 02/25/2028 (a)(l)(q)	Lending Club	08/29/2022	5,731	5,788	1,362
192642800.SRDLC, 30.99%, 08/19/2025 (a)(q)	Lending Club	08/23/2022	3,921	3,955	3,762
192645606.SRDLC, 16.19%, 08/19/2025 (a)(q)	Lending Club	08/23/2022	8,175	8,175	7,929
192646300.SRDLC, 30.99%, 08/26/2025 (a)(l)(q)	Lending Club	08/30/2022	4,416	4,453	4,264
192654942.SRDLC, 28.99%, 08/19/2027 (a)(q)	Lending Club	08/23/2022	11,208	11,208	11,008
192655658.SRDLC, 24.49%, 08/19/2025 (a)(q)	Lending Club	08/23/2022	6,688	6,688	6,410
192655928.SRDLC, 24.99%, 08/26/2027 (a)(q)	Lending Club	08/30/2022	6,672	6,672	6,515
192657341.SRDLC, 28.99%, 08/27/2027 (a)(l)(q)	Lending Club	08/23/2022	11,816	11,816	1,766
192659696.SRDLC, 23.99%, 08/16/2025 (a)(q)	Lending Club	08/23/2022	2,582	2,582	2,472
192662250.SRDLC, 29.49%, 08/19/2025 (a)(q)	Lending Club	08/23/2022	21,162	21,162	20,095
192662590.SRDLC, 26.49%, 08/04/2025 (a)(l)(q)	Lending Club	08/23/2022	7,385	7,385	7,108
192666442.SRDLC, 20.49%, 08/31/2027 (a)(l)(q)	Lending Club	08/30/2022	11,175	11,175	10,821
192668831.SRDLC, 22.49%, 08/23/2027 (a)(q)	Lending Club	08/25/2022	20,279	20,279	19,776
192668976.SRDLC, 22.49%, 08/22/2027 (a)(q)	Lending Club	08/24/2022	4,609	4,609	4,493
192670626.SRDLC, 23.99%, 08/19/2025 (a)(q)	Lending Club	08/23/2022	3,340	3,340	3,201
192671256.SRDLC, 32.39%, 08/17/2027 (a)(q)	Lending Club	08/23/2022	18,740	18,740	18,455
192681682.SRDLC, 29.49%, 08/19/2025 (a)(q)	Lending Club	08/23/2022	16,930	16,930	16,076
192682285.SRDLC, 15.99%, 08/19/2025 (a)(q)	Lending Club	08/23/2022	8,170	8,170	7,854
192691357.SRDLC, 16.49%, 08/19/2025 (a)(q)	Lending Club	08/23/2022	8,182	8,182	7,866
192691765.SRDLC, 30.99%, 08/28/2025 (a)(q)	Lending Club	08/23/2022	2,146	2,164	2,057
192694158.SRDLC, 25.99%, 08/19/2025 (a)(q)	Lending Club	08/23/2022	5,035	5,035	4,862
192694190.SRDLC, 21.99%, 08/19/2027 (a)(q)	Lending Club	08/23/2022	6,445	6,503	6,173
192698444.SRDLC, 11.29%, 09/01/2025 (a)(q)	Lending Club	09/06/2022	14,536	14,418	14,069
192702036.SRDLC, 26.49%, 08/19/2027 (a)(q)	Lending Club	08/23/2022	11,154	11,154	10,731
192704436.SRDLC, 16.94%, 08/26/2027 (a)(q)	Lending Club	08/30/2022	20,020	20,020	19,234
192708355.SRDLC, 32.39%, 08/19/2027 (a)(l)(q)	Lending Club	08/23/2022	17,815	17,993	17,069
192713407.SRDLC, 18.99%, 08/19/2025 (a)(q)	Lending Club	08/23/2022	2,472	2,492	2,368
192726339.SRDLC, 24.49%, 08/22/2025 (a)(q)	Lending Club	08/24/2022	2,508	2,508	2,405

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 7.5% (continued)
192743045.SRDLC, 21.99%, 08/22/2025 (a)(q)	Lending Club	08/24/2022	$161	$163	$160
192743620.SRDLC, 17.24%, 08/23/2025 (a)(q)	Lending Club	08/25/2022	3,280	3,306	3,158
192746030.SRDLC, 25.49%, 09/12/2027 (a)(q)	Lending Club	09/14/2022	25,126	24,892	24,373
192747854.SRDLC, 32.39%, 08/24/2027 (a)(l)(q)	Lending Club	08/26/2022	5,451	5,502	5,225
192749125.SRDLC, 32.39%, 08/22/2027 (a)(q)	Lending Club	08/24/2022	11,442	11,442	11,250
192753365.SRDLC, 30.99%, 08/22/2027 (a)(l)(q)	Lending Club	08/24/2022	11,826	11,945	1,768
192758531.SRDLC, 20.49%, 09/16/2024 (a)(q)	Lending Club	09/20/2022	10,754	10,834	10,448
192759832.SRDLC, 22.99%, 08/22/2027 (a)(q)	Lending Club	08/24/2022	22,146	22,146	21,574
192763465.SRDLC, 15%, 12/22/2025 (a)(l)(q)	Lending Club	08/24/2022	23,076	23,300	15,846
192766943.SRDLC, 22.99%, 08/29/2027 (a)(l)(q)	Lending Club	08/31/2022	16,795	16,940	16,040
192771675.SRDLC, 25.99%, 08/22/2027 (a)(q)	Lending Club	08/24/2022	15,785	15,785	15,383
192775167.SRDLC, 26.99%, 08/22/2025 (a)(q)	Lending Club	08/24/2022	2,524	2,545	2,427
192776232.SRDLC, 29.99%, 08/22/2025 (a)(q)	Lending Club	08/24/2022	5,085	5,128	4,892
192776777.SRDLC, 30.74%, 08/30/2025 (a)(l)(q)	Lending Club	09/01/2022	2,609	2,632	2,473
192777570.SRDLC, 26.99%, 08/12/2025 (a)(q)	Lending Club	08/24/2022	6,237	6,264	5,961
192780614.SRDLC, 23.99%, 08/22/2027 (a)(q)	Lending Club	08/24/2022	4,624	4,666	4,462
192782972.SRDLC, 15.44%, 08/22/2025 (a)(q)	Lending Club	08/24/2022	1,680	1,680	1,632
192784709.SRDLC, 11.99%, 08/22/2025 (a)(q)	Lending Club	08/24/2022	8,076	8,076	7,827
192789922.SRDLC, 25.99%, 09/06/2027 (a)(q)	Lending Club	09/08/2022	12,196	12,082	11,809
192792740.SRDLC, 30.99%, 08/30/2025 (a)(l)(q)	Lending Club	09/01/2022	10,440	10,532	9,899
192796294.SRDLC, 9.09%, 09/01/2025 (a)(l)(q)	Lending Club	09/06/2022	7,436	7,376	7,193
192796437.SRDLC, 22.49%, 08/22/2025 (a)(q)	Lending Club	08/24/2022	4,158	4,192	3,988
192797845.SRDLC, 30.99%, 08/10/2025 (a)(q)	Lending Club	08/26/2022	5,854	5,904	5,590
192800194.SRDLC, 20.99%, 08/23/2025 (a)(q)	Lending Club	08/25/2022	5,798	5,846	5,562
192807692.SRDLC, 26.74%, 08/25/2025 (a)(q)	Lending Club	08/24/2022	10,120	10,205	9,714
192809365.SRDLC, 23.99%, 08/22/2025 (a)(l)(q)	Lending Club	08/24/2022	21,966	21,966	21,043
192809620.SRDLC, 27.99%, 08/22/2025 (a)(l)(q)	Lending Club	08/24/2022	2,752	2,779	669
192810627.SRDLC, 19.94%, 08/23/2025 (a)(q)	Lending Club	08/25/2022	4,956	4,956	4,799
192814693.SRDLC, 30.99%, 08/22/2025 (a)(q)	Lending Club	08/24/2022	615	619	597
192815018.SRDLC, 20.99%, 08/25/2025 (a)(q)	Lending Club	08/29/2022	4,970	5,011	4,774
192817165.SRDLC, 30.99%, 08/22/2027 (a)(l)(q)	Lending Club	08/24/2022	11,208	11,320	10,746
192817671.SRDLC, 22.99%, 08/29/2025 (a)(l)(q)	Lending Club	08/31/2022	4,268	4,307	4,068
192817846.SRDLC, 25.99%, 08/22/2025 (a)(q)	Lending Club	08/24/2022	3,521	3,550	3,397
192821713.SRDLC, 29.49%, 08/22/2027 (a)(q)	Lending Club	08/24/2022	3,740	3,740	3,656
192822780.SRDLC, 22.49%, 08/22/2025 (a)(q)	Lending Club	08/24/2022	20,791	20,962	19,940
192824567.SRDLC, 19.74%, 08/23/2025 (a)(q)	Lending Club	08/25/2022	2,642	2,663	2,531
192826738.SRDLC, 28.99%, 08/23/2025 (a)(q)	Lending Club	08/25/2022	1,268	1,279	1,221
192832835.SRDLC, 30.99%, 09/04/2027 (a)(q)	Lending Club	08/25/2022	11,483	11,598	10,748
192835380.SRDLC, 22.99%, 08/23/2025 (a)(q)	Lending Club	08/25/2022	5,413	5,457	5,223
192836364.SRDLC, 20.49%, 08/25/2025 (a)(q)	Lending Club	08/29/2022	1,985	2,002	1,907
192842278.SRDLC, 29.49%, 08/24/2025 (a)(q)	Lending Club	08/26/2022	11,470	11,470	10,916
192845820.SRDLC, 18.49%, 08/25/2025 (a)(q)	Lending Club	08/29/2022	4,936	4,936	4,786
192846539.SRDLC, 26.49%, 08/23/2025 (a)(q)	Lending Club	08/25/2022	1,512	1,512	1,462
192846667.SRDLC, 32.39%, 08/26/2027 (a)(l)(q)	Lending Club	08/30/2022	4,857	4,906	201
192847951.SRDLC, 26.99%, 08/24/2025 (a)(q)	Lending Club	08/26/2022	4,206	4,242	4,050
192855200.SRDLC, 28.99%, 08/23/2027 (a)(q)	Lending Club	08/25/2022	3,924	3,924	3,837
192855485.SRDLC, 30.99%, 08/24/2025 (a)(q)	Lending Club	08/26/2022	10,195	10,281	9,822
192855597.SRDLC, 19.99%, 08/25/2027 (a)(q)	Lending Club	08/29/2022	5,500	5,550	5,271
192861177.SRDLC, 26.49%, 08/23/2027 (a)(q)	Lending Club	08/25/2022	4,456	4,456	4,291
192863062.SRDLC, 30.99%, 08/25/2025 (a)(l)(q)	Lending Club	08/29/2022	8,501	8,577	8,186
192864288.SRDLC, 20.99%, 08/05/2025 (a)(l)(q)	Lending Club	08/29/2022	3,082	3,108	2,937
192867016.SRDLC, 15.19%, 08/25/2027 (a)(q)	Lending Club	08/29/2022	5,980	5,980	5,742
192869569.SRDLC, 11.29%, 08/24/2025 (a)(q)	Lending Club	08/26/2022	12,089	12,089	11,719
192869827.SRDLC, 26.74%, 08/25/2025 (a)(q)	Lending Club	08/29/2022	18,149	18,300	17,502
192876219.SRDLC, 30.99%, 08/31/2025 (a)(l)(q)	Lending Club	09/02/2022	5,214	5,260	4,946

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 7.5% (continued)
192876433.SRDLC, 23.99%, 08/30/2027 (a)(l)(q)	Lending Club	09/01/2022	$37,390	$37,056	$36,105
192876522.SRDLC, 32.39%, 08/25/2027 (a)(q)	Lending Club	08/29/2022	7,518	7,588	7,236
192876723.SRDLC, 24.99%, 08/24/2025 (a)(q)	Lending Club	08/26/2022	3,348	3,348	3,213
192879657.SRDLC, 15.94%, 08/24/2027 (a)(q)	Lending Club	08/26/2022	14,946	14,946	14,344
192881890.SRDLC, 27.24%, 08/25/2025 (a)(q)	Lending Club	08/29/2022	2,020	2,037	1,949
192884522.SRDLC, 11.29%, 08/26/2025 (a)(q)	Lending Club	08/30/2022	21,761	21,761	21,105
192885568.SRDLC, 26.99%, 08/25/2025 (a)(q)	Lending Club	08/29/2022	2,104	2,120	2,024
192886017.SRDLC, 30.99%, 08/26/2025 (a)(q)	Lending Club	08/30/2022	2,549	2,570	2,461
192886814.SRDLC, 22.99%, 08/26/2025 (a)(q)	Lending Club	08/30/2022	6,662	6,717	6,442
192890459.SRDLC, 30.99%, 08/21/2025 (a)(q)	Lending Club	08/29/2022	6,758	6,815	6,519
192890531.SRDLC, 32.39%, 08/24/2027 (a)(q)	Lending Club	08/26/2022	7,139	7,139	7,026
192891554.SRDLC, 20.24%, 08/24/2025 (a)(q)	Lending Club	08/26/2022	4,134	4,134	4,000
192892859.SRDLC, 10%, 02/26/2026 (a)(l)(q)	Lending Club	08/30/2022	6,736	6,804	4,364
192894830.SRDLC, 30.99%, 08/26/2027 (a)(q)	Lending Club	08/30/2022	7,500	7,569	7,220
192895571.SRDLC, 19.99%, 08/26/2025 (a)(q)	Lending Club	08/30/2022	2,478	2,499	2,381
192896950.SRDLC, 12.24%, 08/26/2025 (a)(q)	Lending Club	08/30/2022	10,346	10,346	10,042
192896989.SRDLC, 25.99%, 08/25/2025 (a)(q)	Lending Club	08/29/2022	1,682	1,682	1,624
192899816.SRDLC, 20.74%, 08/25/2025 (a)(q)	Lending Club	08/29/2022	3,477	3,477	3,371
192902229.SRDLC, 15.19%, 08/25/2027 (a)(q)	Lending Club	08/29/2022	13,591	13,591	13,050
192902759.SRDLC, 21.99%, 08/26/2027 (a)(q)	Lending Club	08/30/2022	5,801	5,854	5,565
192913549.SRDLC, 22.49%, 08/26/2027 (a)(q)	Lending Club	08/30/2022	14,748	14,748	14,400
192917763.SRDLC, 12.24%, 09/07/2025 (a)(q)	Lending Club	08/30/2022	8,370	8,370	8,098
192920638.SRDLC, 20.49%, 08/31/2025 (a)(l)(q)	Lending Club	08/31/2022	7,332	7,406	1,107
192921440.SRDLC, 15.69%, 08/27/2027 (a)(q)	Lending Club	08/30/2022	5,743	5,743	5,518
192921563.SRDLC, 32.39%, 08/29/2027 (a)(q)	Lending Club	08/31/2022	12,325	12,438	11,623
192923851.SRDLC, 20.99%, 08/26/2025 (a)(q)	Lending Club	08/30/2022	2,485	2,505	2,388
192924727.SRDLC, 25.24%, 08/26/2027 (a)(q)	Lending Club	08/30/2022	10,198	10,198	9,958
192930139.SRDLC, 25.24%, 08/26/2027 (a)(l)(q)	Lending Club	08/30/2022	21,526	21,526	20,977
192931533.SRDLC, 22.74%, 08/22/2027 (a)(q)	Lending Club	08/30/2022	9,194	9,194	8,974
192932397.SRDLC, 20.74%, 08/26/2027 (a)(q)	Lending Club	08/30/2022	17,629	17,629	17,209
192932635.SRDLC, 15%, 01/29/2027 (a)(l)(q)	Lending Club	08/31/2022	11,307	11,307	6,486
192933007.SRDLC, 15.19%, 08/26/2027 (a)(q)	Lending Club	08/30/2022	25,370	25,370	24,366
192934351.SRDLC, 30.99%, 08/26/2025 (a)(q)	Lending Club	08/30/2022	5,097	5,140	4,922
192934415.SRDLC, 14.49%, 08/26/2025 (a)(q)	Lending Club	08/30/2022	17,084	17,084	16,592
192935971.SRDLC, 13.19%, 08/26/2027 (a)(q)	Lending Club	08/30/2022	10,239	10,239	10,052
192947298.SRDLC, 20.49%, 08/26/2025 (a)(q)	Lending Club	08/30/2022	2,978	2,978	2,888
192949362.SRDLC, 20.74%, 08/30/2025 (a)(l)(q)	Lending Club	09/01/2022	8,506	8,578	8,088
192951569.SRDLC, 22.99%, 08/31/2025 (a)(l)(q)	Lending Club	09/02/2022	4,252	4,288	4,056
192954346.SRDLC, 17.49%, 08/26/2025 (a)(l)(q)	Lending Club	08/30/2022	3,666	3,666	3,564
192954423.SRDLC, 30.99%, 09/05/2025 (a)(l)(q)	Lending Club	08/31/2022	3,498	3,526	3,328
192954826.SRDLC, 15.19%, 08/26/2027 (a)(q)	Lending Club	08/30/2022	14,497	14,497	13,923
192955270.SRDLC, 25.99%, 08/26/2027 (a)(q)	Lending Club	08/30/2022	14,857	14,857	14,508
192955657.SRDLC, 25.99%, 08/29/2025 (a)(q)	Lending Club	08/31/2022	8,607	8,674	8,208
192956476.SRDLC, 25.74%, 08/29/2027 (a)(l)(q)	Lending Club	08/31/2022	12,190	12,295	11,654
192956853.SRDLC, 16.49%, 08/15/2025 (a)(q)	Lending Club	09/01/2022	6,706	6,760	6,474
192960228.SRDLC, 15.99%, 09/01/2025 (a)(l)(q)	Lending Club	08/30/2022	10,795	10,795	10,426
192964543.SRDLC, 32.39%, 09/14/2027 (a)(q)	Lending Club	08/31/2022	13,878	14,013	13,055
192966506.SRDLC, 30.99%, 08/29/2025 (a)(l)(q)	Lending Club	08/31/2022	8,700	8,768	8,244
192974045.SRDLC, 20.99%, 08/29/2025 (a)(l)(q)	Lending Club	08/31/2022	6,204	6,266	2,271
192978951.SRDLC, 31.49%, 08/29/2027 (a)(l)(q)	Lending Club	08/31/2022	9,940	10,025	9,374
192979492.SRDLC, 16.69%, 08/29/2026 (a)(l)(q)	Lending Club	08/31/2022	24,041	24,041	23,068
192979855.SRDLC, 26.99%, 08/30/2025 (a)(l)(q)	Lending Club	09/01/2022	863	870	818
192982092.SRDLC, 22.24%, 08/29/2027 (a)(l)(q)	Lending Club	08/31/2022	7,920	7,920	7,674
192987262.SRDLC, 30.99%, 08/30/2025 (a)(q)	Lending Club	09/01/2022	1,744	1,758	1,651
192989933.SRDLC, 14.94%, 08/29/2027 (a)(l)(q)	Lending Club	08/31/2022	19,274	19,274	18,423

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 7.5% (continued)
192989998.SRDLC, 30.99%, 08/27/2025 (a)(q)	Lending Club	09/01/2022	$5,080	$5,126	$4,905
192990369.SRDLC, 30.99%, 08/31/2025 (a)(l)(q)	Lending Club	09/02/2022	7,821	7,890	7,419
192991046.SRDLC, 29.99%, 09/03/2025 (a)(l)(q)	Lending Club	09/02/2022	23,227	23,460	3,643
192995083.SRDLC, 32.39%, 08/31/2027 (a)(l)(q)	Lending Club	09/02/2022	11,363	11,474	10,731
192996701.SRDLC, 30.74%, 09/01/2025 (a)(l)(q)	Lending Club	09/06/2022	7,827	7,893	7,440
193000989.SRDLC, 20.99%, 08/29/2025 (a)(l)(q)	Lending Club	08/31/2022	2,043	2,043	1,962
193001021.SRDLC, 25.99%, 08/29/2025 (a)(l)(q)	Lending Club	08/31/2022	1,549	1,561	1,478
193001323.SRDLC, 19.69%, 08/29/2025 (a)(l)(q)	Lending Club	08/31/2022	8,485	8,485	8,149
193002155.SRDLC, 28.99%, 08/29/2025 (a)(l)(q)	Lending Club	08/31/2022	5,558	5,614	1,269
193005732.SRDLC, 23.99%, 08/29/2027 (a)(l)(q)	Lending Club	08/31/2022	14,022	14,022	13,535
193006752.SRDLC, 22.99%, 08/29/2025 (a)(l)(q)	Lending Club	08/31/2022	8,550	8,617	8,151
193007274.SRDLC, 28.74%, 08/29/2025 (a)(l)(q)	Lending Club	08/31/2022	6,494	6,545	6,152
193008719.SRDLC, 25.49%, 08/30/2027 (a)(q)	Lending Club	09/01/2022	11,955	11,847	11,546
193008800.SRDLC, 15.99%, 09/23/2025 (a)(q)	Lending Club	09/27/2022	2,691	2,669	2,613
193010229.SRDLC, 24.49%, 08/29/2027 (a)(l)(q)	Lending Club	08/31/2022	19,287	19,287	2,810
193011037.SRDLC, 15.74%, 08/30/2025 (a)(l)(q)	Lending Club	09/01/2022	7,143	7,086	6,902
193013525.SRDLC, 31.89%, 08/29/2026 (a)(l)(q)	Lending Club	08/31/2022	4,416	4,453	4,193
193015947.SRDLC, 23.74%, 08/30/2025 (a)(q)	Lending Club	09/01/2022	5,141	5,182	4,898
193016420.SRDLC, 24.69%, 08/29/2027 (a)(l)(q)	Lending Club	08/31/2022	14,040	14,040	13,553
193016442.SRDLC, 24.49%, 08/29/2025 (a)(l)(q)	Lending Club	08/31/2022	6,177	6,225	5,890
193018530.SRDLC, 22.24%, 08/29/2025 (a)(q)	Lending Club	08/31/2022	3,848	3,848	3,695
193019713.SRDLC, 23.49%, 08/29/2025 (a)(l)(q)	Lending Club	08/31/2022	10,272	10,272	9,886
193020910.SRDLC, 13.44%, 08/29/2025 (a)(l)(q)	Lending Club	08/31/2022	6,685	6,685	6,464
193025123.SRDLC, 18.74%, 08/29/2025 (a)(l)(q)	Lending Club	08/31/2022	8,465	8,531	8,044
193043411.SRDLC, 25.19%, 08/29/2027 (a)(l)(q)	Lending Club	08/31/2022	4,684	4,684	4,522
193043888.SRDLC, 18.49%, 09/27/2025 (a)(q)	Lending Club	09/29/2022	4,230	4,195	4,100
193045278.SRDLC, 10.79%, 08/29/2025 (a)(q)	Lending Club	08/31/2022	8,007	8,007	7,744
193048715.SRDLC, 18.49%, 08/29/2025 (a)(l)(q)	Lending Club	08/31/2022	20,306	20,465	19,456
193049189.SRDLC, 25.49%, 08/29/2025 (a)(l)(q)	Lending Club	08/31/2022	6,756	6,823	1,464
193051392.SRDLC, 24.99%, 09/16/2027 (a)(q)	Lending Club	09/20/2022	18,964	18,787	18,439
193051775.SRDLC, 24.49%, 09/08/2027 (a)(q)	Lending Club	09/12/2022	5,006	4,959	4,853
193063140.SRDLC, 14.44%, 08/29/2025 (a)(l)(q)	Lending Club	08/31/2022	9,215	9,215	8,901
193067174.SRDLC, 10.79%, 09/03/2025 (a)(q)	Lending Club	08/31/2022	27,430	27,430	26,547
193070371.SRDLC, 30.99%, 09/25/2027 (a)(q)	Lending Club	09/16/2022	5,259	5,312	5,026
193075296.SRDLC, 30.99%, 08/29/2027 (a)(l)(q)	Lending Club	08/31/2022	11,478	11,593	10,793
193075353.SRDLC, 26.49%, 08/31/2027 (a)(l)(q)	Lending Club	09/02/2022	7,568	7,644	2,320
193079923.SRDLC, 20.99%, 08/30/2025 (a)(l)(q)	Lending Club	09/01/2022	1,277	1,287	1,214
193081235.SRDLC, 16.19%, 08/25/2027 (a)(q)	Lending Club	08/31/2022	10,877	10,877	10,446
193081260.SRDLC, 24.74%, 08/29/2027 (a)(l)(q)	Lending Club	08/31/2022	17,785	17,938	16,996
193081267.SRDLC, 30.99%, 08/29/2025 (a)(l)(q)	Lending Club	08/31/2022	2,610	2,630	2,473
193082133.SRDLC, 15.99%, 08/30/2025 (a)(l)(q)	Lending Club	09/01/2022	5,382	5,339	5,200
193085767.SRDLC, 27.74%, 08/30/2025 (a)(l)(q)	Lending Club	09/01/2022	8,813	8,890	8,353
193085811.SRDLC, 22.49%, 08/31/2027 (a)(l)(q)	Lending Club	09/02/2022	6,520	6,462	6,321
193088858.SRDLC, 28.99%, 08/30/2027 (a)(l)(q)	Lending Club	09/01/2022	10,372	10,473	9,780
193089979.SRDLC, 23.49%, 08/30/2025 (a)(l)(q)	Lending Club	09/01/2022	8,003	8,072	7,633
193104978.SRDLC, 20.99%, 08/30/2025 (a)(l)(q)	Lending Club	09/01/2022	3,064	3,090	2,913
193106592.SRDLC, 24.49%, 09/29/2027 (a)(l)(q)	Lending Club	09/06/2022	7,753	7,681	7,485
193107288.SRDLC, 23.99%, 08/31/2027 (a)(l)(q)	Lending Club	09/02/2022	23,350	23,141	22,555
193109985.SRDLC, 32.39%, 09/09/2027 (a)(q)	Lending Club	09/08/2022	5,135	5,184	4,868
193110078.SRDLC, 20.99%, 08/31/2025 (a)(l)(q)	Lending Club	09/02/2022	1,701	1,715	1,618
193110115.SRDLC, 20.99%, 09/07/2025 (a)(q)	Lending Club	09/09/2022	2,553	2,575	2,435
193110233.SRDLC, 25.99%, 08/30/2025 (a)(l)(q)	Lending Club	09/01/2022	8,952	9,030	8,541
193110528.SRDLC, 26.49%, 08/31/2027 (a)(l)(q)	Lending Club	09/02/2022	9,381	9,471	8,977
193110550.SRDLC, 22.99%, 09/15/2025 (a)(l)(q)	Lending Club	09/01/2022	8,631	8,706	8,290
193120148.SRDLC, 28.99%, 08/31/2027 (a)(l)(q)	Lending Club	09/02/2022	18,839	19,022	17,775

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 7.5% (continued)
193124504.SRDLC, 27.24%, 08/31/2025 (a)(l)(q)	Lending Club	09/02/2022	$862	$870	$818
193125411.SRDLC, 21.49%, 08/31/2025 (a)(l)(q)	Lending Club	09/02/2022	4,257	4,293	4,049
193127470.SRDLC, 30.99%, 09/08/2025 (a)(q)	Lending Club	09/12/2022	6,961	7,020	6,643
193131853.SRDLC, 26.74%, 08/31/2025 (a)(l)(q)	Lending Club	09/02/2022	5,168	5,213	4,900
193132810.SRDLC, 24.49%, 08/31/2027 (a)(q)	Lending Club	09/02/2022	8,866	8,946	8,477
193133751.SRDLC, 30.99%, 08/31/2025 (a)(l)(q)	Lending Club	09/02/2022	867	876	823
193133835.SRDLC, 18.49%, 09/01/2025 (a)(l)(q)	Lending Club	09/06/2022	8,461	8,391	8,139
193139838.SRDLC, 13.99%, 09/01/2025 (a)(l)(q)	Lending Club	09/06/2022	2,008	1,992	1,942
193147466.SRDLC, 23.99%, 09/15/2027 (a)(l)(q)	Lending Club	09/06/2022	29,460	29,202	28,582
193150159.SRDLC, 30.99%, 08/31/2025 (a)(l)(q)	Lending Club	09/02/2022	2,086	2,104	1,978
193169674.SRDLC, 9.34%, 09/15/2025 (a)(q)	Lending Club	09/08/2022	19,735	19,576	19,343
193178019.SRDLC, 28.24%, 09/02/2025 (a)(l)(q)	Lending Club	09/07/2022	9,637	9,637	1,441
193178153.SRDLC, 9.59%, 09/07/2027 (a)(q)	Lending Club	09/09/2022	16,315	16,169	15,955
193178177.SRDLC, 17.19%, 09/06/2027 (a)(q)	Lending Club	09/08/2022	26,747	26,503	25,619
193184149.SRDLC, 18.99%, 09/21/2025 (a)(q)	Lending Club	09/08/2022	4,063	4,097	3,876
193185229.SRDLC, 30.99%, 09/07/2027 (a)(q)	Lending Club	09/09/2022	7,568	7,639	7,177
193207659.SRDLC, 15.99%, 09/06/2025 (a)(q)	Lending Club	09/08/2022	8,410	8,340	8,136
193213965.SRDLC, 26.99%, 09/22/2025 (a)(q)	Lending Club	09/26/2022	6,190	6,243	5,954
193225539.SRDLC, 32.39%, 09/02/2027 (a)(q)	Lending Club	09/07/2022	8,840	8,923	8,375
193234903.SRDLC, 26.49%, 09/07/2025 (a)(q)	Lending Club	09/09/2022	21,544	21,362	20,619
193239193.SRDLC, 20.49%, 09/09/2027 (a)(q)	Lending Club	09/13/2022	13,000	12,880	12,633
193242762.SRDLC, 17.74%, 09/22/2025 (a)(q)	Lending Club	09/08/2022	13,935	13,820	13,346
193242817.SRDLC, 15.99%, 09/06/2025 (a)(q)	Lending Club	09/08/2022	6,791	6,735	6,570
193245917.SRDLC, 15.99%, 09/12/2025 (a)(q)	Lending Club	09/14/2022	6,055	6,005	5,865
193266605.SRDLC, 32.39%, 09/15/2027 (a)(q)	Lending Club	09/08/2022	19,090	18,959	18,543
193273526.SRDLC, 25.99%, 09/07/2025 (a)(q)	Lending Club	09/09/2022	3,447	3,455	3,298
193278182.SRDLC, 9.34%, 09/08/2025 (a)(q)	Lending Club	09/12/2022	8,268	8,201	8,004
193279016.SRDLC, 9.59%, 09/02/2025 (a)(q)	Lending Club	09/16/2022	6,181	6,130	5,978
193287070.SRDLC, 18.19%, 09/11/2026 (a)(q)	Lending Club	09/08/2022	2,245	2,225	2,184
193294673.SRDLC, 20.44%, 09/20/2027 (a)(q)	Lending Club	09/08/2022	14,059	13,931	13,638
193299553.SRDLC, 30.99%, 09/06/2025 (a)(l)(q)	Lending Club	09/08/2022	2,225	2,231	871
193299697.SRDLC, 13.99%, 09/07/2025 (a)(q)	Lending Club	09/09/2022	4,686	4,648	4,573
193309315.SRDLC, 15.99%, 09/06/2025 (a)(q)	Lending Club	09/08/2022	6,728	6,672	6,509
193322974.SRDLC, 31.74%, 09/07/2027 (a)(l)(q)	Lending Club	09/09/2022	6,878	6,895	2,380
193330226.SRDLC, 24.24%, 09/08/2027 (a)(q)	Lending Club	09/12/2022	9,352	9,265	9,066
193330824.SRDLC, 22.74%, 10/11/2027 (a)(l)(q)	Lending Club	10/13/2022	13,570	13,449	13,136
193333795.SRDLC, 25.99%, 09/08/2025 (a)(q)	Lending Club	09/12/2022	4,304	4,340	4,127
193341840.SRDLC, 32.39%, 09/15/2027 (a)(q)	Lending Club	09/29/2022	14,037	14,169	13,385
193343769.SRDLC, 18.24%, 09/22/2025 (a)(q)	Lending Club	09/15/2022	1,574	1,587	1,514
193345355.SRDLC, 32.39%, 09/12/2027 (a)(q)	Lending Club	09/14/2022	9,480	9,569	9,024
193347562.SRDLC, 18.24%, 09/09/2025 (a)(q)	Lending Club	09/13/2022	12,177	12,277	11,701
193348242.SRDLC, 25.49%, 09/07/2027 (a)(q)	Lending Club	09/09/2022	7,499	7,568	7,192
193355104.SRDLC, 10.79%, 09/19/2025 (a)(q)	Lending Club	09/21/2022	29,048	28,809	28,160
193357114.SRDLC, 13.19%, 09/22/2025 (a)(q)	Lending Club	09/12/2022	12,601	12,498	12,218
193359361.SRDLC, 24.24%, 09/09/2025 (a)(q)	Lending Club	09/13/2022	1,479	1,467	1,431
193363726.SRDLC, 27.99%, 09/16/2024 (a)(l)(q)	Lending Club	09/20/2022	9,311	9,405	1,392
193378827.SRDLC, 15.99%, 09/12/2025 (a)(q)	Lending Club	09/14/2022	15,983	15,843	15,328
193390533.SRDLC, 30.99%, 09/04/2027 (a)(q)	Lending Club	09/14/2022	5,711	5,769	5,403
193392016.SRDLC, 9.59%, 09/09/2025 (a)(q)	Lending Club	09/13/2022	4,137	4,103	4,005
193392433.SRDLC, 21.49%, 09/08/2025 (a)(q)	Lending Club	09/12/2022	4,261	4,296	4,067
193397249.SRDLC, 25.24%, 09/09/2025 (a)(l)(q)	Lending Club	09/13/2022	16,352	16,189	2,101
193401898.SRDLC, 28.99%, 09/12/2025 (a)(q)	Lending Club	09/14/2022	5,783	5,734	5,453
193402913.SRDLC, 26.49%, 09/16/2025 (a)(q)	Lending Club	09/20/2022	4,309	4,272	4,147
193405242.SRDLC, 24.49%, 09/22/2025 (a)(q)	Lending Club	09/27/2022	3,257	3,229	3,127
193406936.SRDLC, 13.74%, 09/21/2025 (a)(q)	Lending Club	09/23/2022	18,991	18,831	18,602

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 7.5% (continued)
193409636.SRDLC, 17.69%, 09/21/2025 (a)(q)	Lending Club	09/14/2022	$9,115	$9,039	$8,847
193413820.SRDLC, 32.39%, 10/25/2027 (a)(l)(q)	Lending Club	09/13/2022	4,666	4,710	4,530
193427219.SRDLC, 28.99%, 09/21/2025 (a)(q)	Lending Club	09/23/2022	17,329	17,179	16,439
193427934.SRDLC, 22.99%, 09/16/2025 (a)(l)(q)	Lending Club	09/13/2022	13,506	13,641	3,046
193432417.SRDLC, 13.69%, 09/15/2025 (a)(l)(q)	Lending Club	09/14/2022	36,366	36,002	2,871
193440200.SRDLC, 26.24%, 09/20/2025 (a)(q)	Lending Club	09/20/2022	528	532	522
193441057.SRDLC, 32.39%, 09/20/2027 (a)(q)	Lending Club	09/14/2022	7,652	7,728	7,258
193442527.SRDLC, 25.99%, 09/12/2025 (a)(q)	Lending Club	09/14/2022	2,582	2,603	2,478
193469852.SRDLC, 14.54%, 09/12/2025 (a)(q)	Lending Club	09/14/2022	2,011	2,028	1,931
193490277.SRDLC, 25.99%, 09/12/2025 (a)(q)	Lending Club	09/14/2022	1,033	1,042	991
193491097.SRDLC, 25.49%, 09/12/2027 (a)(q)	Lending Club	09/14/2022	5,625	5,675	5,398
193495324.SRDLC, 25.99%, 09/12/2025 (a)(q)	Lending Club	09/14/2022	6,198	6,250	5,949
193497771.SRDLC, 22.49%, 09/14/2027 (a)(q)	Lending Club	09/16/2022	27,966	27,706	27,205
193502349.SRDLC, 21.99%, 09/14/2025 (a)(q)	Lending Club	09/16/2022	6,142	6,194	5,873
193508769.SRDLC, 32.39%, 09/19/2027 (a)(q)	Lending Club	09/21/2022	18,960	18,781	18,543
193510744.SRDLC, 14.69%, 09/12/2025 (a)(q)	Lending Club	09/14/2022	20,118	19,952	19,485
193514957.SRDLC, 24.99%, 09/15/2027 (a)(q)	Lending Club	09/19/2022	29,781	29,502	28,945
193515056.SRDLC, 18.99%, 09/13/2025 (a)(q)	Lending Club	09/15/2022	6,777	6,833	6,474
193519115.SRDLC, 30.99%, 09/14/2025 (a)(q)	Lending Club	09/14/2022	4,360	4,398	4,163
193521654.SRDLC, 29.49%, 09/13/2027 (a)(q)	Lending Club	09/15/2022	11,796	11,685	11,494
193525822.SRDLC, 20.49%, 09/20/2025 (a)(q)	Lending Club	09/22/2022	3,571	3,540	3,453
193542597.SRDLC, 23.49%, 09/13/2025 (a)(q)	Lending Club	09/15/2022	21,406	21,587	20,523
193543089.SRDLC, 25.19%, 09/27/2027 (a)(q)	Lending Club	09/29/2022	9,733	9,649	9,494
193565598.SRDLC, 15.99%, 09/16/2025 (a)(q)	Lending Club	09/20/2022	2,522	2,501	2,456
193582949.SRDLC, 18.49%, 09/16/2025 (a)(q)	Lending Club	09/20/2022	26,927	26,701	26,225
193602909.SRDLC, 24.49%, 09/15/2027 (a)(q)	Lending Club	09/19/2022	8,421	8,499	8,105
193605192.SRDLC, 25.24%, 09/14/2025 (a)(q)	Lending Club	09/16/2022	2,148	2,167	2,064
193605222.SRDLC, 9.59%, 09/28/2025 (a)(q)	Lending Club	09/20/2022	3,322	3,294	3,214
193612173.SRDLC, 10.79%, 09/19/2025 (a)(q)	Lending Club	09/21/2022	5,809	5,762	5,632
193639194.SRDLC, 20.49%, 09/19/2027 (a)(q)	Lending Club	09/21/2022	9,286	9,200	9,041
193640201.SRDLC, 32.39%, 09/19/2027 (a)(q)	Lending Club	09/21/2022	14,302	14,159	13,843
193645928.SRDLC, 19.49%, 09/01/2027 (a)(l)(q)	Lending Club	09/20/2022	4,626	4,673	1,363
193662673.SRDLC, 15.99%, 09/19/2025 (a)(q)	Lending Club	09/21/2022	5,361	5,316	5,200
193689839.SRDLC, 30.99%, 09/19/2025 (a)(q)	Lending Club	09/21/2022	3,480	3,510	3,340
193693368.SRDLC, 19.99%, 09/23/2025 (a)(q)	Lending Club	09/27/2022	3,057	3,083	2,933
193696796.SRDLC, 32.39%, 09/16/2027 (a)(q)	Lending Club	09/20/2022	18,960	19,139	18,117
193700025.SRDLC, 24.94%, 09/22/2025 (a)(q)	Lending Club	09/21/2022	1,722	1,708	1,671
193704775.SRDLC, 20.99%, 10/07/2027 (a)(q)	Lending Club	10/12/2022	9,401	9,423	8,972
193709519.SRDLC, 9.09%, 09/23/2025 (a)(q)	Lending Club	09/27/2022	4,048	4,015	3,927
193712658.SRDLC, 29.74%, 09/26/2025 (a)(q)	Lending Club	09/28/2022	5,207	5,252	5,018
193717551.SRDLC, 21.99%, 09/27/2025 (a)(l)(q)	Lending Club	09/29/2022	4,943	4,993	739
193719168.SRDLC, 22.49%, 09/19/2027 (a)(q)	Lending Club	09/21/2022	9,322	9,235	9,079
193719963.SRDLC, 25.99%, 09/26/2025 (a)(q)	Lending Club	09/28/2022	5,165	5,120	4,992
193722521.SRDLC, 30.99%, 09/23/2027 (a)(q)	Lending Club	09/27/2022	23,129	23,347	22,191
193741451.SRDLC, 29.99%, 09/27/2025 (a)(q)	Lending Club	09/29/2022	3,039	3,065	2,931
193755232.SRDLC, 20.49%, 09/21/2027 (a)(q)	Lending Club	09/23/2022	21,822	21,619	21,257
193804618.SRDLC, 15.99%, 09/28/2025 (a)(q)	Lending Club	09/26/2022	16,871	16,730	16,393
193814373.SRDLC, 30.99%, 09/21/2025 (a)(q)	Lending Club	09/23/2022	2,871	2,896	2,759
193823411.SRDLC, 10%, 03/22/2026 (a)(l)(q)	Lending Club	09/26/2022	8,915	9,004	6,045
193838030.SRDLC, 24.99%, 10/05/2027 (a)(q)	Lending Club	10/07/2022	33,115	32,804	31,997
193845623.SRDLC, 20.24%, 09/30/2027 (a)(l)(q)	Lending Club	09/28/2022	8,948	8,859	8,650
193847911.SRDLC, 20.19%, 09/23/2025 (a)(q)	Lending Club	09/27/2022	4,244	4,204	4,111
193864910.SRDLC, 12.69%, 09/26/2025 (a)(q)	Lending Club	09/28/2022	16,680	16,542	16,189
193886437.SRDLC, 9.34%, 09/26/2025 (a)(q)	Lending Club	09/28/2022	3,886	3,853	3,770
193891725.SRDLC, 14.19%, 09/29/2027 (a)(l)(q)	Lending Club	10/03/2022	27,860	27,604	26,681

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 7.5% (continued)
193897869.SRDLC, 23.49%, 09/26/2027 (a)(q)	Lending Club	09/28/2022	$14,009	$13,878	$13,310
193900889.SRDLC, 22.49%, 09/26/2027 (a)(q)	Lending Club	09/28/2022	19,017	18,839	18,553
193904883.SRDLC, 30.99%, 09/23/2025 (a)(q)	Lending Club	09/27/2022	2,610	2,633	2,514
193919332.SRDLC, 30.99%, 10/17/2025 (a)(q)	Lending Club	10/19/2022	11,749	11,644	11,102
193924458.SRDLC, 16.94%, 10/11/2025 (a)(q)	Lending Club	10/13/2022	2,166	2,147	2,107
193925110.SRDLC, 19.19%, 09/26/2025 (a)(q)	Lending Club	09/28/2022	2,030	2,012	1,967
193926621.SRDLC, 23.55%, 09/27/2025 (a)(l)(q)	Lending Club	09/29/2022	1,773	1,789	1,712
193931676.SRDLC, 30.74%, 09/27/2025 (a)(q)	Lending Club	09/29/2022	3,478	3,509	3,355
193939471.SRDLC, 32.39%, 10/14/2027 (a)(q)	Lending Club	10/11/2022	6,266	6,282	5,947
193940880.SRDLC, 22.49%, 09/26/2027 (a)(q)	Lending Club	09/28/2022	18,644	18,470	18,189
193944455.SRDLC, 24.99%, 10/06/2025 (a)(l)(q)	Lending Club	09/28/2022	3,134	3,165	499
193956137.SRDLC, 24.99%, 10/20/2027 (a)(q)	Lending Club	10/07/2022	23,941	24,001	22,872
193967656.SRDLC, 23.99%, 09/30/2025 (a)(l)(q)	Lending Club	09/28/2022	882	873	839
193968510.SRDLC, 25.99%, 09/26/2025 (a)(l)(q)	Lending Club	09/28/2022	5,510	5,565	1,280
193976442.SRDLC, 29.99%, 10/31/2025 (a)(q)	Lending Club	10/26/2022	9,083	9,103	8,601
193981563.SRDLC, 25.49%, 09/26/2027 (a)(q)	Lending Club	09/28/2022	8,155	8,078	7,953
193986752.SRDLC, 30.99%, 09/26/2025 (a)(q)	Lending Club	09/28/2022	10,441	10,531	10,065
193990313.SRDLC, 27.99%, 09/26/2025 (a)(q)	Lending Club	09/28/2022	4,323	4,360	4,165
193993362.SRDLC, 23.99%, 09/26/2027 (a)(q)	Lending Club	09/28/2022	14,489	14,624	13,991
193996097.SRDLC, 22.99%, 09/26/2025 (a)(q)	Lending Club	09/28/2022	3,077	3,103	2,971
193997666.SRDLC, 32.39%, 10/04/2027 (a)(l)(q)	Lending Club	10/06/2022	14,897	14,748	2,227
194006210.SRDLC, 19.99%, 10/04/2027 (a)(q)	Lending Club	10/06/2022	16,893	16,736	16,369
194026974.SRDLC, 27.99%, 09/27/2025 (a)(q)	Lending Club	09/29/2022	2,161	2,180	2,084
194027078.SRDLC, 29.99%, 10/04/2025 (a)(q)	Lending Club	10/06/2022	1,292	1,294	1,227
194031497.SRDLC, 24.74%, 09/28/2027 (a)(l)(q)	Lending Club	09/30/2022	9,260	9,167	—
194040422.SRDLC, 20.99%, 09/27/2025 (a)(q)	Lending Club	09/29/2022	2,979	3,004	2,861
194041243.SRDLC, 21.99%, 09/27/2025 (a)(q)	Lending Club	09/29/2022	12,273	12,377	11,790
194042196.SRDLC, 22.99%, 09/27/2025 (a)(q)	Lending Club	09/29/2022	5,131	5,174	4,950
194051376.SRDLC, 13.19%, 10/06/2027 (a)(q)	Lending Club	10/11/2022	27,806	27,550	27,062
194051674.SRDLC, 15.99%, 09/28/2025 (a)(q)	Lending Club	09/30/2022	4,205	4,169	4,084
194056709.SRDLC, 10.79%, 09/28/2025 (a)(q)	Lending Club	09/30/2022	9,130	9,053	8,849
194073006.SRDLC, 25.99%, 09/29/2027 (a)(l)(q)	Lending Club	10/03/2022	6,159	6,101	5,946
194120451.SRDLC, 27.99%, 10/06/2025 (a)(q)	Lending Club	10/11/2022	11,686	11,584	11,168
194126374.SRDLC, 21.49%, 10/21/2025 (a)(q)	Lending Club	10/25/2022	21,859	21,907	20,961
194126529.SRDLC, 28.99%, 10/18/2027 (a)(q)	Lending Club	10/20/2022	5,710	5,656	5,548
194127079.SRDLC, 30.99%, 10/24/2025 (a)(q)	Lending Club	10/26/2022	3,560	3,568	3,423
194158910.SRDLC, 16.49%, 10/19/2027 (a)(q)	Lending Club	10/06/2022	12,785	12,667	12,279
194170547.SRDLC, 22.49%, 10/13/2025 (a)(l)(q)	Lending Club	10/17/2022	17,954	17,993	17,167
194180396.SRDLC, 28.99%, 10/21/2025 (a)(q)	Lending Club	10/25/2022	2,927	2,901	2,776
194213087.SRDLC, 13.99%, 10/04/2025 (a)(q)	Lending Club	10/06/2022	15,152	15,025	14,793
194236594.SRDLC, 24.94%, 10/05/2025 (a)(q)	Lending Club	10/07/2022	9,683	9,599	9,337
194249857.SRDLC, 30.99%, 10/05/2027 (a)(q)	Lending Club	10/07/2022	11,452	11,343	11,054
194256083.SRDLC, 26.49%, 10/04/2026 (a)(q)	Lending Club	10/06/2022	7,765	7,783	7,471
194264252.SRDLC, 25.44%, 10/12/2027 (a)(q)	Lending Club	10/14/2022	10,888	10,785	10,548
194266501.SRDLC, 30.99%, 10/11/2025 (a)(q)	Lending Club	10/13/2022	4,450	4,460	4,245
194268458.SRDLC, 32.39%, 10/25/2027 (a)(l)(q)	Lending Club	10/27/2022	14,684	14,830	2,515
194279737.SRDLC, 19.24%, 10/04/2026 (a)(l)(q)	Lending Club	10/06/2022	9,125	9,145	8,738
194284598.SRDLC, 24.49%, 10/11/2025 (a)(q)	Lending Club	10/13/2022	4,222	4,185	4,030
194290005.SRDLC, 32.39%, 10/14/2027 (a)(q)	Lending Club	10/18/2022	9,561	9,583	9,098
194304143.SRDLC, 16.49%, 10/21/2027 (a)(q)	Lending Club	10/11/2022	11,279	11,168	11,013
194307435.SRDLC, 25.99%, 10/29/2027 (a)(l)(q)	Lending Club	11/01/2022	19,317	19,365	5,888
194324741.SRDLC, 32.39%, 10/06/2027 (a)(q)	Lending Club	10/11/2022	19,121	19,166	18,112
194326877.SRDLC, 27.24%, 10/11/2025 (a)(q)	Lending Club	10/13/2022	10,609	10,632	10,113
194361599.SRDLC, 29.49%, 10/11/2025 (a)(q)	Lending Club	10/13/2022	93	92	91
194363819.SRDLC, 30.99%, 10/07/2025 (a)(q)	Lending Club	10/12/2022	4,450	4,460	4,241

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 7.5% (continued)
194379768.SRDLC, 14.74%, 10/11/2024 (a)(q)	Lending Club	10/13/2022	$7,768	$7,782	$7,540
194384363.SRDLC, 25.19%, 10/13/2027 (a)(l)(q)	Lending Club	10/17/2022	18,889	18,700	2,907
194389212.SRDLC, 32.39%, 10/11/2027 (a)(l)(q)	Lending Club	10/13/2022	14,194	14,061	13,741
194389850.SRDLC, 22.99%, 10/18/2025 (a)(q)	Lending Club	10/13/2022	8,808	8,829	8,438
194389865.SRDLC, 10.79%, 10/11/2025 (a)(q)	Lending Club	10/13/2022	2,992	2,967	2,900
194405751.SRDLC, 16.49%, 10/11/2027 (a)(q)	Lending Club	10/13/2022	13,058	12,937	12,714
194412809.SRDLC, 25.99%, 10/14/2025 (a)(q)	Lending Club	10/18/2022	2,646	2,623	2,563
194413447.SRDLC, 9.34%, 10/11/2025 (a)(q)	Lending Club	10/13/2022	12,781	12,674	12,385
194423465.SRDLC, 13.49%, 10/11/2025 (a)(q)	Lending Club	10/13/2022	21,500	21,318	20,838
194424781.SRDLC, 18.49%, 10/21/2024 (a)(l)(q)	Lending Club	10/25/2022	6,259	6,321	1,024
194430048.SRDLC, 15.19%, 10/14/2025 (a)(q)	Lending Club	10/18/2022	8,623	8,549	8,359
194431904.SRDLC, 24.49%, 10/11/2027 (a)(q)	Lending Club	10/13/2022	9,455	9,366	9,147
194435800.SRDLC, 15.99%, 10/15/2025 (a)(q)	Lending Club	10/13/2022	25,992	25,771	25,218
194435945.SRDLC, 16.99%, 10/18/2025 (a)(q)	Lending Club	10/20/2022	2,599	2,605	2,502
194453547.SRDLC, 19.99%, 10/18/2025 (a)(q)	Lending Club	10/13/2022	2,627	2,632	2,516
194455826.SRDLC, 21.24%, 10/11/2027 (a)(q)	Lending Club	10/13/2022	18,810	18,634	18,260
194459017.SRDLC, 23.99%, 10/11/2027 (a)(q)	Lending Club	10/13/2022	23,617	23,672	22,635
194463123.SRDLC, 13.24%, 10/11/2025 (a)(q)	Lending Club	10/13/2022	19,769	19,602	19,314
194468013.SRDLC, 25.99%, 10/11/2024 (a)(q)	Lending Club	10/13/2022	2,786	2,791	2,703
194474327.SRDLC, 16.49%, 10/21/2025 (a)(l)(q)	Lending Club	10/13/2022	21,817	21,601	20,985
194479316.SRDLC, 11.29%, 11/14/2025 (a)(q)	Lending Club	11/16/2022	13,206	13,052	12,824
194484669.SRDLC, 20.99%, 10/11/2025 (a)(q)	Lending Club	10/13/2022	2,184	2,188	2,085
194493592.SRDLC, 24.49%, 10/13/2025 (a)(q)	Lending Club	10/17/2022	15,831	15,693	15,134
194512371.SRDLC, 29.49%, 10/18/2025 (a)(q)	Lending Club	10/20/2022	4,217	4,179	3,987
194514223.SRDLC, 20.49%, 10/17/2027 (a)(l)(q)	Lending Club	10/19/2022	32,863	32,548	31,945
194515534.SRDLC, 7.09%, 10/14/2025 (a)(q)	Lending Club	10/18/2022	15,259	15,131	14,959
194519707.SRDLC, 24.74%, 10/12/2024 (a)(l)(q)	Lending Club	10/14/2022	5,804	5,862	868
194524820.SRDLC, 20.49%, 10/17/2025 (a)(q)	Lending Club	10/19/2022	1,745	1,749	1,670
194532233.SRDLC, 30.99%, 10/11/2025 (a)(q)	Lending Club	10/13/2022	2,136	2,141	2,038
194534657.SRDLC, 15.49%, 10/14/2025 (a)(q)	Lending Club	10/18/2022	5,182	5,138	5,024
194535055.SRDLC, 22.74%, 10/20/2027 (a)(l)(q)	Lending Club	10/24/2022	14,533	14,387	14,120
194535429.SRDLC, 24.49%, 10/19/2027 (a)(q)	Lending Club	10/21/2022	8,509	8,428	8,263
194541112.SRDLC, 19.94%, 11/03/2025 (a)(q)	Lending Club	11/07/2022	21,455	21,202	20,664
194546895.SRDLC, 7.59%, 10/17/2025 (a)(q)	Lending Club	10/19/2022	6,365	6,312	6,241
194547766.SRDLC, 15.99%, 10/12/2025 (a)(q)	Lending Club	10/14/2022	6,657	6,671	6,398
194563879.SRDLC, 26.49%, 10/12/2027 (a)(q)	Lending Club	10/14/2022	15,173	15,208	14,560
194567488.SRDLC, 24.49%, 10/20/2027 (a)(l)(q)	Lending Club	10/24/2022	14,436	14,293	14,010
194576339.SRDLC, 24.49%, 10/21/2027 (a)(q)	Lending Club	10/25/2022	33,089	32,776	32,177
194584482.SRDLC, 25.99%, 10/24/2025 (a)(q)	Lending Club	10/26/2022	6,350	6,295	6,117
194585024.SRDLC, 23.99%, 10/17/2027 (a)(q)	Lending Club	10/19/2022	4,723	4,679	4,583
194587361.SRDLC, 28.99%, 10/19/2027 (a)(q)	Lending Club	10/21/2022	4,758	4,713	4,626
194592145.SRDLC, 25.24%, 10/13/2024 (a)(q)	Lending Club	10/17/2022	4,782	4,791	4,638
194593499.SRDLC, 28.99%, 10/17/2025 (a)(q)	Lending Club	10/19/2022	3,202	3,170	3,025
194595358.SRDLC, 17.94%, 10/19/2025 (a)(q)	Lending Club	10/21/2022	5,209	5,164	5,054
194604649.SRDLC, 28.99%, 10/17/2027 (a)(q)	Lending Club	10/19/2022	4,568	4,525	4,436
194611665.SRDLC, 12.69%, 10/17/2027 (a)(q)	Lending Club	10/19/2022	19,445	19,266	18,944
194613803.SRDLC, 13.99%, 10/17/2025 (a)(q)	Lending Club	10/19/2022	6,457	6,402	6,313
194621068.SRDLC, 28.99%, 10/18/2024 (a)(q)	Lending Club	10/20/2022	1,602	1,605	1,553
194632029.SRDLC, 27.49%, 10/25/2025 (a)(q)	Lending Club	10/27/2022	7,076	7,091	6,803
194633979.SRDLC, 10.79%, 10/17/2025 (a)(q)	Lending Club	10/19/2022	7,524	7,460	7,308
194641816.SRDLC, 31.89%, 10/14/2026 (a)(l)(q)	Lending Club	10/18/2022	8,850	8,872	8,470
194642494.SRDLC, 22.49%, 10/17/2025 (a)(q)	Lending Club	10/19/2022	10,513	10,422	10,155
194658217.SRDLC, 28.99%, 10/25/2025 (a)(q)	Lending Club	10/27/2022	8,514	8,439	8,088
194661580.SRDLC, 24.99%, 10/18/2025 (a)(q)	Lending Club	10/20/2022	30,812	30,543	29,873
194662189.SRDLC, 26.99%, 10/17/2025 (a)(q)	Lending Club	10/19/2022	4,418	4,428	4,227

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 7.5% (continued)
194678308.SRDLC, 22.49%, 10/17/2027 (a)(q)	Lending Club	10/19/2022	$14,136	$14,003	$13,745
194680285.SRDLC, 32.39%, 10/17/2027 (a)(q)	Lending Club	10/19/2022	1,606	1,608	1,580
194686661.SRDLC, 31.89%, 10/17/2026 (a)(q)	Lending Club	10/19/2022	1,399	1,402	1,340
194699714.SRDLC, 26.49%, 10/17/2025 (a)(q)	Lending Club	10/19/2022	2,648	2,625	2,542
194707601.SRDLC, 22.99%, 10/31/2025 (a)(q)	Lending Club	11/02/2022	5,836	5,850	5,567
194709610.SRDLC, 14.99%, 10/18/2027 (a)(q)	Lending Club	10/20/2022	13,951	13,822	13,596
194714833.SRDLC, 22.01%, 10/04/2027 (a)(q)	Lending Club	10/19/2022	7,464	7,481	7,141
194725208.SRDLC, 20.25%, 10/17/2027 (a)(q)	Lending Club	10/19/2022	7,444	7,461	7,114
194732348.SRDLC, 16.99%, 10/18/2024 (a)(q)	Lending Club	10/20/2022	4,677	4,687	4,549
194740565.SRDLC, 23.49%, 10/28/2025 (a)(q)	Lending Club	11/01/2022	7,110	7,026	6,929
194742954.SRDLC, 23.74%, 10/18/2025 (a)(q)	Lending Club	10/20/2022	10,539	10,562	10,128
194750419.SRDLC, 21.49%, 10/18/2025 (a)(q)	Lending Club	10/20/2022	3,492	3,501	3,343
194752828.SRDLC, 18.99%, 10/18/2024 (a)(q)	Lending Club	10/20/2022	1,843	1,846	1,786
194755673.SRDLC, 24.49%, 10/19/2027 (a)(q)	Lending Club	10/21/2022	5,672	5,619	5,508
194763161.SRDLC, 18.99%, 10/18/2025 (a)(q)	Lending Club	10/20/2022	4,524	4,534	4,333
194767039.SRDLC, 30.99%, 10/20/2027 (a)(q)	Lending Club	10/24/2022	15,269	15,123	14,873
194773712.SRDLC, 25.99%, 10/21/2024 (a)(q)	Lending Club	10/25/2022	6,647	6,653	6,471
194778572.SRDLC, 15.99%, 10/25/2025 (a)(q)	Lending Club	10/27/2022	1,556	1,543	1,511
194780861.SRDLC, 16.49%, 10/21/2027 (a)(q)	Lending Club	10/25/2022	11,192	11,088	10,917
194787858.SRDLC, 19.69%, 10/20/2025 (a)(q)	Lending Club	10/24/2022	3,049	3,023	2,949
194828658.SRDLC, 14.44%, 10/28/2025 (a)(q)	Lending Club	11/01/2022	10,341	10,221	10,049
194840160.SRDLC, 15.99%, 10/24/2025 (a)(q)	Lending Club	10/26/2022	18,977	18,788	18,249
194843857.SRDLC, 31.49%, 10/26/2026 (a)(q)	Lending Club	10/28/2022	1,118	1,121	1,077
194847279.SRDLC, 28.99%, 10/24/2025 (a)(q)	Lending Club	10/26/2022	4,257	4,219	4,041
194852386.SRDLC, 28.99%, 11/02/2027 (a)(l)(q)	Lending Club	12/01/2022	16,314	16,104	15,597
194870858.SRDLC, 30.99%, 10/25/2027 (a)(q)	Lending Club	10/27/2022	19,086	18,904	18,620
194871645.SRDLC, 10.99%, 10/15/2027 (a)(q)	Lending Club	10/26/2022	16,558	16,406	16,219
194874645.SRDLC, 20.24%, 11/05/2025 (a)(q)	Lending Club	10/27/2022	4,862	4,820	4,673
194880827.SRDLC, 19.49%, 10/30/2027 (a)(l)(q)	Lending Club	10/26/2022	6,664	6,603	6,436
194884506.SRDLC, 22.99%, 10/24/2026 (a)(q)	Lending Club	10/26/2022	7,351	7,283	7,176
194888757.SRDLC, 30.99%, 10/24/2025 (a)(l)(q)	Lending Club	10/26/2022	3,638	3,646	3,498
194899015.SRDLC, 25.49%, 10/24/2027 (a)(q)	Lending Club	10/26/2022	18,511	18,336	18,010
194913501.SRDLC, 14.69%, 10/26/2027 (a)(q)	Lending Club	10/26/2022	11,165	11,061	10,767
194914281.SRDLC, 15.99%, 10/28/2025 (a)(q)	Lending Club	11/01/2022	8,646	8,545	8,403
194921212.SRDLC, 27.49%, 11/12/2027 (a)(q)	Lending Club	10/31/2022	11,652	11,680	10,932
194921409.SRDLC, 30.49%, 10/26/2027 (a)(q)	Lending Club	10/28/2022	8,005	8,025	7,663
194924304.SRDLC, 22.49%, 10/10/2026 (a)(q)	Lending Club	11/01/2022	18,355	18,398	17,651
194927100.SRDLC, 27.99%, 10/24/2025 (a)(l)(q)	Lending Club	10/26/2022	10,882	10,906	10,448
194930289.SRDLC, 28.99%, 10/24/2027 (a)(q)	Lending Club	10/26/2022	5,710	5,724	5,456
194930783.SRDLC, 22.49%, 10/24/2025 (a)(q)	Lending Club	10/26/2022	2,628	2,605	2,544
194941414.SRDLC, 18.89%, 10/25/2025 (a)(q)	Lending Club	10/27/2022	3,131	3,104	3,032
194945403.SRDLC, 19.69%, 10/24/2027 (a)(q)	Lending Club	10/26/2022	18,760	18,585	18,264
194954645.SRDLC, 25.49%, 10/24/2027 (a)(q)	Lending Club	10/26/2022	8,048	8,067	7,756
194956010.SRDLC, 27.99%, 11/22/2025 (a)(q)	Lending Club	11/16/2022	11,404	11,266	10,931
194956587.SRDLC, 20.74%, 10/27/2027 (a)(q)	Lending Club	10/31/2022	11,276	11,164	10,996
194960469.SRDLC, 15.99%, 10/25/2025 (a)(l)(q)	Lending Club	10/27/2022	14,207	14,084	13,860
194961519.SRDLC, 29.49%, 11/18/2027 (a)(l)(q)	Lending Club	11/22/2022	23,261	22,967	22,341
194964122.SRDLC, 12.69%, 10/24/2025 (a)(q)	Lending Club	10/26/2022	8,585	8,511	8,335
194964380.SRDLC, 11.29%, 10/24/2025 (a)(q)	Lending Club	10/26/2022	10,270	10,182	9,970
194968095.SRDLC, 25.49%, 10/26/2025 (a)(q)	Lending Club	10/28/2022	4,406	4,416	4,251
194969316.SRDLC, 24.49%, 10/24/2027 (a)(q)	Lending Club	10/26/2022	15,127	14,984	14,715
194970414.SRDLC, 16.99%, 10/24/2024 (a)(q)	Lending Club	10/26/2022	2,498	2,503	2,433
194974891.SRDLC, 6.00%, 10/25/2025 (a)(q)	Lending Club	10/27/2022	8,708	8,623	8,466
194975389.SRDLC, 17.24%, 10/24/2025 (a)(q)	Lending Club	10/26/2022	3,467	3,475	3,343
194975652.SRDLC, 22.24%, 10/25/2027 (a)(q)	Lending Club	10/27/2022	22,609	22,396	22,025

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 7.5% (continued)
194979848.SRDLC, 28.99%, 10/24/2025 (a)(q)	Lending Club	10/26/2022	$8,869	$8,888	$8,524
194981146.SRDLC, 22.24%, 10/27/2027 (a)(l)(q)	Lending Club	10/31/2022	1,793	1,775	371
194986912.SRDLC, 18.69%, 10/26/2025 (a)(q)	Lending Club	10/28/2022	2,087	2,069	2,021
194986996.SRDLC, 30.99%, 11/17/2027 (a)(q)	Lending Club	11/21/2022	19,248	19,000	18,654
194989209.SRDLC, 14.54%, 10/26/2025 (a)(q)	Lending Club	10/28/2022	8,619	8,545	8,372
194991138.SRDLC, 32.39%, 10/24/2027 (a)(l)(q)	Lending Club	10/26/2022	19,278	19,314	18,409
194991629.SRDLC, 18.19%, 10/26/2025 (a)(q)	Lending Club	10/28/2022	10,423	10,332	10,095
194999605.SRDLC, 29.99%, 10/15/2025 (a)(q)	Lending Club	10/26/2022	880	882	841
195004526.SRDLC, 11.19%, 10/27/2026 (a)(q)	Lending Club	10/31/2022	12,572	12,455	12,306
195008403.SRDLC, 15.94%, 10/27/2027 (a)(q)	Lending Club	10/31/2022	8,199	8,120	7,900
195013431.SRDLC, 30.99%, 10/31/2025 (a)(l)(q)	Lending Club	10/27/2022	2,729	2,735	2,584
195016998.SRDLC, 10.49%, 11/29/2025 (a)(l)(q)	Lending Club	12/01/2022	27,111	26,791	26,317
195018882.SRDLC, 19.69%, 10/28/2025 (a)(q)	Lending Club	11/01/2022	6,970	6,888	6,759
195028406.SRDLC, 28.99%, 10/28/2027 (a)(q)	Lending Club	11/01/2022	5,710	5,724	5,474
195041645.SRDLC, 23.99%, 04/25/2026 (a)(l)(q)	Lending Club	10/27/2022	9,207	9,299	5,726
195058306.SRDLC, 17.99%, 10/27/2024 (a)(q)	Lending Club	10/31/2022	5,086	5,094	4,960
195086153.SRDLC, 32.39%, 10/27/2027 (a)(q)	Lending Club	10/31/2022	6,868	6,868	6,590
195089060.SRDLC, 29.24%, 10/31/2027 (a)(l)(q)	Lending Club	11/02/2022	13,144	13,176	460
195096186.SRDLC, 21.99%, 10/27/2025 (a)(q)	Lending Club	10/31/2022	7,790	7,802	7,488
195097176.SRDLC, 21.99%, 10/31/2025 (a)(q)	Lending Club	11/02/2022	17,930	17,972	17,081
195108237.SRDLC, 21.99%, 10/31/2026 (a)(l)(q)	Lending Club	10/31/2022	9,336	9,343	8,943
195116475.SRDLC, 25.99%, 10/27/2025 (a)(q)	Lending Club	10/31/2022	6,350	6,360	6,137
195118376.SRDLC, 32.24%, 10/27/2027 (a)(q)	Lending Club	10/31/2022	4,565	4,572	4,375
195123243.SRDLC, 32.39%, 10/27/2027 (a)(q)	Lending Club	10/31/2022	11,473	11,490	11,013
195136154.SRDLC, 31.24%, 10/27/2027 (a)(q)	Lending Club	10/31/2022	9,548	9,561	9,144
195138873.SRDLC, 14.44%, 11/25/2025 (a)(q)	Lending Club	11/29/2022	12,396	12,249	12,059
195150996.SRDLC, 24.99%, 11/30/2025 (a)(l)(q)	Lending Club	11/22/2022	19,419	19,468	4,159
195172243.SRDLC, 17.99%, 11/03/2025 (a)(q)	Lending Club	11/07/2022	4,009	3,962	3,842
195175667.SRDLC, 27.74%, 10/28/2025 (a)(q)	Lending Club	11/01/2022	4,424	4,434	4,267
195177877.SRDLC, 30.99%, 11/03/2027 (a)(q)	Lending Club	11/07/2022	1,925	1,900	1,851
195186093.SRDLC, 16.49%, 11/07/2025 (a)(q)	Lending Club	11/09/2022	11,553	11,418	11,076
195190423.SRDLC, 26.99%, 10/31/2025 (a)(l)(q)	Lending Club	11/02/2022	4,516	4,527	4,279
195192111.SRDLC, 30.99%, 11/07/2025 (a)(q)	Lending Club	11/08/2022	2,190	2,164	2,060
195199696.SRDLC, 18.24%, 11/07/2025 (a)(q)	Lending Club	11/09/2022	8,914	8,809	8,548
195201483.SRDLC, 18.24%, 11/03/2025 (a)(q)	Lending Club	11/07/2022	2,228	2,202	2,146
195208923.SRDLC, 22.49%, 11/04/2027 (a)(q)	Lending Club	11/08/2022	3,048	3,009	2,956
195241358.SRDLC, 14.69%, 11/19/2025 (a)(q)	Lending Club	11/09/2022	6,861	6,781	6,659
195252772.SRDLC, 15.19%, 11/07/2027 (a)(q)	Lending Club	11/09/2022	6,126	6,049	5,886
195262399.SRDLC, 15.74%, 12/26/2025 (a)(q)	Lending Club	11/15/2022	7,718	7,628	7,527
195262520.SRDLC, 9.59%, 11/07/2027 (a)(q)	Lending Club	11/09/2022	37,347	36,884	36,543
195263144.SRDLC, 13.44%, 11/04/2027 (a)(q)	Lending Club	11/08/2022	8,928	8,816	8,744
195269918.SRDLC, 25.99%, 11/07/2027 (a)(q)	Lending Club	11/09/2022	5,489	5,419	5,308
195270505.SRDLC, 24.49%, 11/14/2027 (a)(q)	Lending Club	11/16/2022	15,757	15,556	15,273
195271773.SRDLC, 20.49%, 11/07/2025 (a)(q)	Lending Club	11/09/2022	1,342	1,326	1,294
195283712.SRDLC, 32.39%, 11/02/2027 (a)(q)	Lending Club	11/04/2022	8,097	8,116	7,628
195285027.SRDLC, 25.69%, 11/07/2025 (a)(q)	Lending Club	11/09/2022	4,512	4,458	4,358
195285728.SRDLC, 11.04%, 11/07/2025 (a)(q)	Lending Club	11/09/2022	19,361	19,136	18,782
195297116.SRDLC, 14.19%, 11/07/2027 (a)(l)(q)	Lending Club	11/09/2022	5,019	4,969	1,383
195298840.SRDLC, 15.99%, 11/07/2025 (a)(l)(q)	Lending Club	11/09/2022	2,000	1,974	1,978
195308227.SRDLC, 18.24%, 11/10/2025 (a)(q)	Lending Club	11/15/2022	10,251	10,130	9,845
195311601.SRDLC, 12.39%, 11/07/2025 (a)(q)	Lending Club	11/09/2022	17,644	17,439	17,119
195316572.SRDLC, 15.19%, 11/07/2027 (a)(q)	Lending Club	11/09/2022	14,607	14,424	14,036
195326284.SRDLC, 28.99%, 11/02/2027 (a)(q)	Lending Club	11/04/2022	14,450	14,486	13,580
195343443.SRDLC, 21.49%, 11/18/2027 (a)(q)	Lending Club	11/22/2022	6,087	6,102	5,835
195348577.SRDLC, 23.49%, 12/28/2025 (a)(q)	Lending Club	11/10/2022	14,801	14,624	14,473

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 7.5% (continued)
195378859.SRDLC, 24.99%, 11/04/2025 (a)(q)	Lending Club	11/08/2022	$3,245	$3,252	$3,104
195379818.SRDLC, 11.04%, 11/09/2025 (a)(q)	Lending Club	11/14/2022	17,600	17,396	17,086
195391011.SRDLC, 31.89%, 11/04/2026 (a)(q)	Lending Club	11/08/2022	5,667	5,680	5,381
195422463.SRDLC, 30.99%, 11/14/2027 (a)(l)(q)	Lending Club	11/16/2022	19,711	19,514	3,153
195427018.SRDLC, 32.39%, 11/14/2027 (a)(q)	Lending Club	11/16/2022	11,567	11,417	11,183
195434373.SRDLC, 18.44%, 11/15/2025 (a)(q)	Lending Club	11/17/2022	5,997	5,926	5,794
195440932.SRDLC, 10.49%, 11/10/2025 (a)(q)	Lending Club	11/15/2022	8,791	8,689	8,603
195444521.SRDLC, 18.24%, 11/10/2025 (a)(q)	Lending Club	11/15/2022	6,240	6,166	6,024
195448215.SRDLC, 30.99%, 11/09/2025 (a)(l)(q)	Lending Club	11/09/2022	3,000	3,008	384
195470601.SRDLC, 26.49%, 11/16/2025 (a)(q)	Lending Club	11/18/2022	14,853	14,887	14,276
195477282.SRDLC, 23.99%, 11/14/2025 (a)(q)	Lending Club	11/16/2022	7,199	7,113	6,889
195518264.SRDLC, 25.49%, 11/14/2027 (a)(q)	Lending Club	11/16/2022	30,960	30,565	29,997
195518645.SRDLC, 25.99%, 11/17/2025 (a)(q)	Lending Club	11/21/2022	2,708	2,714	2,607
195576173.SRDLC, 15.94%, 11/17/2027 (a)(q)	Lending Club	11/21/2022	11,794	11,645	11,363
195620310.SRDLC, 21.01%, 11/30/2025 (a)(l)(q)	Lending Club	11/23/2022	9,178	9,198	8,758
195620530.SRDLC, 28.99%, 11/21/2025 (a)(q)	Lending Club	11/23/2022	1,360	1,344	1,290
195632115.SRDLC, 28.99%, 11/21/2027 (a)(q)	Lending Club	11/23/2022	17,284	17,062	16,760
195650327.SRDLC, 25.24%, 11/17/2027 (a)(q)	Lending Club	11/21/2022	32,548	32,131	31,608
195674668.SRDLC, 16.94%, 11/18/2025 (a)(q)	Lending Club	11/22/2022	9,250	9,140	8,988
195681577.SRDLC, 22.49%, 11/21/2025 (a)(q)	Lending Club	11/23/2022	3,991	3,943	3,863
195691586.SRDLC, 25.99%, 11/21/2027 (a)(q)	Lending Club	11/23/2022	30,617	30,224	29,759
195694244.SRDLC, 15.79%, 12/06/2026 (a)(l)(q)	Lending Club	11/23/2022	19,709	19,465	19,014
195708074.SRDLC, 20.99%, 11/16/2025 (a)(q)	Lending Club	11/18/2022	5,821	5,834	5,576
195719651.SRDLC, 15.99%, 11/29/2025 (a)(l)(q)	Lending Club	12/01/2022	10,476	10,351	10,151
195727449.SRDLC, 19.34%, 11/21/2027 (a)(q)	Lending Club	11/23/2022	23,603	23,303	22,963
195752901.SRDLC, 22.99%, 11/30/2026 (a)(l)(q)	Lending Club	12/02/2022	2,533	2,501	2,448
195775483.SRDLC, 13.99%, 11/15/2025 (a)(q)	Lending Club	11/25/2022	7,409	7,321	7,192
195780386.SRDLC, 24.49%, 11/22/2027 (a)(q)	Lending Club	11/25/2022	11,460	11,313	11,144
195787955.SRDLC, 15.00%, 05/29/2028 (a)(l)(q)	Lending Club	12/01/2022	15,191	15,009	9,152
195792140.SRDLC, 23.55%, 11/16/2025 (a)(q)	Lending Club	11/18/2022	14,388	14,420	13,827
195803976.SRDLC, 18.74%, 11/23/2025 (a)(q)	Lending Club	11/28/2022	5,353	5,289	5,190
195805753.SRDLC, 24.74%, 11/23/2025 (a)(q)	Lending Club	11/28/2022	1,802	1,780	1,754
195816903.SRDLC, 30.99%, 11/18/2025 (a)(q)	Lending Club	11/22/2022	4,284	4,292	4,112
195818130.SRDLC, 23.99%, 11/29/2025 (a)(l)(q)	Lending Club	12/01/2022	6,445	6,367	6,143
195822367.SRDLC, 27.99%, 11/17/2025 (a)(q)	Lending Club	11/21/2022	2,717	2,723	2,606
195826308.SRDLC, 24.49%, 11/25/2027 (a)(q)	Lending Club	11/29/2022	1,910	1,885	1,860
195835206.SRDLC, 20.24%, 11/15/2027 (a)(q)	Lending Club	11/29/2022	11,324	11,179	11,008
195838823.SRDLC, 19.99%, 11/29/2025 (a)(l)(q)	Lending Club	12/01/2022	6,869	6,787	6,585
195844391.SRDLC, 16.49%, 11/29/2025 (a)(q)	Lending Club	12/01/2022	8,881	8,775	8,508
195844805.SRDLC, 20.74%, 11/29/2027 (a)(l)(q)	Lending Club	12/01/2022	19,210	18,964	18,592
195845073.SRDLC, 29.49%, 11/29/2025 (a)(l)(q)	Lending Club	12/01/2022	3,337	3,296	3,124
195846687.SRDLC, 17.29%, 11/25/2027 (a)(l)(q)	Lending Club	11/29/2022	19,133	18,891	18,496
195851937.SRDLC, 22.99%, 11/29/2027 (a)(l)(q)	Lending Club	12/01/2022	19,738	19,485	19,018
195854400.SRDLC, 25.99%, 11/29/2025 (a)(l)(q)	Lending Club	12/01/2022	8,861	8,753	8,425
195858143.SRDLC, 15.99%, 11/27/2025 (a)(q)	Lending Club	11/29/2022	4,444	4,391	4,332
195861675.SRDLC, 32.39%, 11/29/2027 (a)(l)(q)	Lending Club	11/23/2022	9,792	9,817	9,324
195863462.SRDLC, 24.49%, 11/29/2025 (a)(l)(q)	Lending Club	12/01/2022	1,382	1,365	1,317
195866119.SRDLC, 24.24%, 11/26/2027 (a)(q)	Lending Club	12/01/2022	23,812	23,506	23,207
195867192.SRDLC, 21.99%, 11/29/2027 (a)(l)(q)	Lending Club	12/01/2022	20,198	19,939	19,072
195871498.SRDLC, 28.99%, 11/29/2025 (a)(l)(q)	Lending Club	12/01/2022	3,706	3,660	3,469
195894661.SRDLC, 32.39%, 11/21/2027 (a)(q)	Lending Club	11/23/2022	16,916	16,954	16,138
195904333.SRDLC, 28.99%, 11/29/2027 (a)(l)(q)	Lending Club	12/01/2022	8,233	8,126	7,857
195912415.SRDLC, 12.29%, 11/15/2025 (a)(q)	Lending Club	12/01/2022	7,367	7,280	7,172
195915447.SRDLC, 12.89%, 11/29/2025 (a)(l)(q)	Lending Club	12/01/2022	20,859	20,611	20,252
195916983.SRDLC, 15.99%, 11/29/2025 (a)(l)(q)	Lending Club	12/01/2022	10,931	10,801	10,593

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 7.5% (continued)
195917993.SRDLC, 24.24%, 11/29/2026 (a)(l)(q)	Lending Club	12/01/2022	$9,438	$9,319	$9,119
195919335.SRDLC, 25.24%, 11/30/2027 (a)(l)(q)	Lending Club	12/01/2022	15,441	15,243	14,888
195919396.SRDLC, 17.19%, 12/02/2027 (a)(q)	Lending Club	12/01/2022	13,269	13,101	12,794
195925885.SRDLC, 12.29%, 11/29/2025 (a)(l)(q)	Lending Club	12/01/2022	9,061	8,954	8,797
195931122.SRDLC, 25.74%, 11/29/2027 (a)(l)(q)	Lending Club	12/01/2022	27,687	27,331	26,687
195935180.SRDLC, 11.79%, 11/30/2025 (a)(l)(q)	Lending Club	12/02/2022	28,974	28,631	28,132
195939283.SRDLC, 25.99%, 11/30/2025 (a)(l)(q)	Lending Club	12/02/2022	2,769	2,735	2,634
195957659.SRDLC, 28.99%, 11/30/2025 (a)(q)	Lending Club	12/02/2022	6,948	6,863	6,510
FW3283727.SRDUP, 26.38%, 07/18/2027 (a)(l)(q)	Upstart	07/21/2022	2,633	2,633	2,458
FW3283955.SRDUP, 29.56%, 07/19/2027 (a)(l)(q)	Upstart	07/22/2022	3,434	3,434	718
FW3284922.SRDUP, 15.01%, 07/20/2027 (a)(q)	Upstart	07/25/2022	2,135	2,135	2,113
FW3286495.SRDUP, 27.5%, 07/25/2025 (a)(l)(q)	Upstart	07/28/2022	5,079	5,079	4,989
FW3286647.SRDUP, 29.91%, 07/19/2027 (a)(q)	Upstart	07/22/2022	2,389	2,389	2,356
FW3288044.SRDUP, 29.68%, 07/20/2027 (a)(q)	Upstart	07/25/2022	22,109	22,109	21,690
FW3289708.SRDUP, 28.36%, 07/20/2027 (a)(q)	Upstart	07/25/2022	25,466	25,466	25,020
FW3290212.SRDUP, 25.48%, 12/19/2025 (a)(q)	Upstart	07/22/2022	4,342	4,342	4,286
FW3290213.SRDUP, 20.68%, 07/18/2027 (a)(q)	Upstart	07/21/2022	13,609	13,609	13,475
FW3290339.SRDUP, 27.76%, 07/18/2027 (a)(q)	Upstart	07/21/2022	3,506	3,506	3,461
FW3290686.SRDUP, 16.05%, 07/22/2027 (a)(l)(q)	Upstart	07/27/2022	9,215	9,215	1,306
FW3290870.SRDUP, 21.98%, 07/19/2027 (a)(q)	Upstart	07/22/2022	3,552	3,552	3,490
FW3290902.SRDUP, 11.7%, 07/18/2025 (a)(l)(q)	Upstart	07/21/2022	4,887	4,887	4,599
FW3291024.SRDUP, 28.81%, 07/18/2027 (a)(q)	Upstart	07/21/2022	1,387	1,387	1,369
FW3291081.SRDUP, 30.05%, 07/19/2027 (a)(q)	Upstart	07/22/2022	7,697	7,697	7,599
FW3291223.SRDUP, 27.19%, 07/18/2027 (a)(l)(q)	Upstart	07/21/2022	28,769	28,769	3,065
FW3291237.SRDUP, 11.78%, 07/19/2027 (a)(q)	Upstart	07/22/2022	24,598	24,598	24,445
FW3291253.SRDUP, 21.15%, 07/18/2027 (a)(l)(q)	Upstart	07/21/2022	3,303	3,303	468
FW3291332.SRDUP, 25.05%, 07/19/2027 (a)(q)	Upstart	07/22/2022	2,568	2,568	2,523
FW3291414.SRDUP, 30.06%, 12/18/2027 (a)(l)(q)	Upstart	07/21/2022	13,120	13,120	13,040
FW3291416.SRDUP, 29.91%, 07/18/2027 (a)(q)	Upstart	07/21/2022	1,113	1,113	1,098
FW3291496.SRDUP, 29.97%, 07/19/2027 (a)(l)(q)	Upstart	07/22/2022	4,800	4,800	680
FW3291585.SRDUP, 26.59%, 07/19/2025 (a)(l)(q)	Upstart	07/22/2022	4,660	4,660	4,387
FW3291622.SRDUP, 29.25%, 07/19/2027 (a)(q)	Upstart	07/22/2022	1,851	1,851	1,828
FW3291637.SRDUP, 26.46%, 07/19/2027 (a)(q)	Upstart	07/22/2022	4,142	4,142	4,069
FW3291650.SRDUP, 21.68%, 07/20/2027 (a)(q)	Upstart	07/25/2022	2,365	2,365	2,332
FW3291688.SRDUP, 14.61%, 07/19/2027 (a)(l)(q)	Upstart	07/22/2022	10,599	10,599	10,501
FW3291733.SRDUP, 28.26%, 07/19/2027 (a)(q)	Upstart	07/22/2022	2,125	2,125	2,087
FW3291755.SRDUP, 29.95%, 07/19/2027 (a)(q)	Upstart	07/22/2022	8,901	8,901	8,787
FW3291758.SRDUP, 24.98%, 07/19/2027 (a)(q)	Upstart	07/22/2022	10,075	10,075	9,956
FW3291766.SRDUP, 16.88%, 07/19/2027 (a)(q)	Upstart	07/22/2022	44,803	44,943	44,387
FW3291798.SRDUP, 22.35%, 07/19/2025 (a)(q)	Upstart	07/22/2022	4,529	4,529	4,477
FW3291834.SRDUP, 20.73%, 07/19/2025 (a)(l)(q)	Upstart	07/22/2022	828	828	779
FW3291889.SRDUP, 29.92%, 07/19/2027 (a)(q)	Upstart	07/22/2022	2,596	2,596	2,563
FW3291899.SRDUP, 29.26%, 07/19/2027 (a)(q)	Upstart	07/22/2022	1,389	1,389	1,364
FW3291964.SRDUP, 12.8%, 07/19/2027 (a)(q)	Upstart	07/22/2022	7,988	7,988	7,938
FW3292015.SRDUP, 26.59%, 07/19/2027 (a)(q)	Upstart	07/22/2022	8,206	8,206	8,112
FW3292022.SRDUP, 29.7%, 07/19/2027 (a)(q)	Upstart	07/22/2022	1,575	1,575	1,555
FW3292062.SRDUP, 23.7%, 07/19/2027 (a)(q)	Upstart	07/22/2022	9,141	9,141	8,981
FW3292064.SRDUP, 29.51%, 07/19/2027 (a)(q)	Upstart	07/22/2022	1,384	1,384	1,368
FW3292078.SRDUP, 30.05%, 07/19/2027 (a)(q)	Upstart	07/22/2022	2,504	2,504	2,459
FW3292131.SRDUP, 14.01%, 07/19/2027 (a)(q)	Upstart	07/22/2022	4,988	4,988	4,942
FW3292176.SRDUP, 26.96%, 07/19/2027 (a)(q)	Upstart	07/22/2022	13,817	13,817	13,645
FW3292190.SRDUP, 28.83%, 07/19/2027 (a)(l)(q)	Upstart	07/22/2022	10,578	10,578	3,171
FW3292200.SRDUP, 21.62%, 07/19/2027 (a)(q)	Upstart	07/22/2022	3,083	3,083	3,030
FW3292251.SRDUP, 20.47%, 07/19/2025 (a)(l)(q)	Upstart	07/22/2022	973	973	959
FW3292351.SRDUP, 27.36%, 07/19/2027 (a)(q)	Upstart	07/22/2022	18,997	18,997	18,760

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 7.5% (continued)
FW3292416.SRDUP, 29.82%, 07/19/2027 (a)(q)	Upstart	07/22/2022	$3,893	$3,893	$3,843
FW3292451.SRDUP, 15.45%, 07/19/2027 (a)(q)	Upstart	07/22/2022	2,861	2,861	2,835
FW3292468.SRDUP, 13.48%, 07/19/2025 (a)(q)	Upstart	07/22/2022	1,573	1,573	1,561
FW3292482.SRDUP, 28.56%, 07/19/2027 (a)(q)	Upstart	07/22/2022	5,546	5,546	5,476
FW3292504.SRDUP, 22.89%, 07/19/2027 (a)(q)	Upstart	07/22/2022	2,984	2,984	2,932
FW3292526.SRDUP, 20.12%, 07/19/2027 (a)(q)	Upstart	07/22/2022	8,971	8,971	8,846
FW3292548.SRDUP, 29.21%, 07/19/2027 (a)(l)(q)	Upstart	07/22/2022	2,976	2,976	422
FW3292565.SRDUP, 25.69%, 07/19/2025 (a)(l)(q)	Upstart	07/22/2022	1,320	1,320	187
FW3292579.SRDUP, 28.37%, 07/19/2027 (a)(q)	Upstart	07/22/2022	7,392	7,392	7,299
FW3292628.SRDUP, 22.75%, 07/19/2027 (a)(l)(q)	Upstart	07/22/2022	28,000	28,098	3,968
FW3292649.SRDUP, 24.71%, 07/19/2027 (a)(q)	Upstart	07/22/2022	1,833	1,833	1,810
FW3292886.SRDUP, 20.2%, 07/20/2027 (a)(q)	Upstart	07/25/2022	7,611	7,635	7,507
FW3293042.SRDUP, 14.56%, 07/20/2025 (a)(q)	Upstart	07/25/2022	2,447	2,447	2,429
FW3293259.SRDUP, 29.68%, 07/22/2027 (a)(q)	Upstart	07/27/2022	2,409	2,409	2,383
FW3293303.SRDUP, 23.79%, 07/21/2027 (a)(l)(q)	Upstart	07/26/2022	6,684	6,684	590
FW3294098.SRDUP, 29.96%, 07/21/2027 (a)(q)	Upstart	07/26/2022	3,431	3,431	3,392
FW3294204.SRDUP, 21.44%, 07/20/2027 (a)(l)(q)	Upstart	07/25/2022	1,470	1,470	208
FW3294222.SRDUP, 18.35%, 07/20/2027 (a)(l)(q)	Upstart	07/25/2022	5,669	5,669	563
FW3294406.SRDUP, 29.84%, 07/20/2027 (a)(l)(q)	Upstart	07/25/2022	2,739	2,739	388
FW3294918.SRDUP, 30.07%, 07/20/2027 (a)(q)	Upstart	07/25/2022	4,080	4,080	4,031
FW3294938.SRDUP, 25.22%, 07/20/2027 (a)(q)	Upstart	07/25/2022	12,290	12,290	12,166
FW3295053.SRDUP, 29.35%, 07/20/2027 (a)(q)	Upstart	07/25/2022	989	989	977
FW3295083.SRDUP, 24.09%, 07/20/2027 (a)(l)(q)	Upstart	07/25/2022	9,003	9,003	8,902
FW3295093.SRDUP, 30.02%, 07/20/2027 (a)(q)	Upstart	07/25/2022	1,855	1,855	1,832
FW3295177.SRDUP, 13.33%, 07/20/2027 (a)(q)	Upstart	07/25/2022	31,118	31,213	30,925
FW3295297.SRDUP, 22.65%, 07/20/2025 (a)(q)	Upstart	07/25/2022	810	810	800
FW3295445.SRDUP, 26.8%, 07/20/2025 (a)(q)	Upstart	07/25/2022	1,639	1,643	1,607
FW3295447.SRDUP, 21.12%, 07/20/2025 (a)(q)	Upstart	07/25/2022	575	575	567
FW3295502.SRDUP, 30.05%, 07/20/2027 (a)(q)	Upstart	07/25/2022	2,409	2,409	2,363
FW3295540.SRDUP, 16.35%, 07/20/2027 (a)(q)	Upstart	07/25/2022	2,691	2,691	2,666
FW3295671.SRDUP, 29.89%, 07/20/2027 (a)(l)(q)	Upstart	07/25/2022	14,558	14,558	4,392
FW3295689.SRDUP, 18.9%, 07/20/2027 (a)(q)	Upstart	07/25/2022	5,418	5,418	5,367
FW3295728.SRDUP, 30.02%, 07/20/2027 (a)(l)(q)	Upstart	07/25/2022	11,049	11,049	10,244
FW3295735.SRDUP, 18.56%, 07/20/2027 (a)(q)	Upstart	07/25/2022	36,590	36,590	36,244
FW3295796.SRDUP, 22.23%, 07/20/2027 (a)(q)	Upstart	07/25/2022	10,019	10,019	9,849
FW3295797.SRDUP, 23.54%, 07/20/2025 (a)(q)	Upstart	07/25/2022	7,711	7,711	7,563
FW3295818.SRDUP, 13.96%, 07/20/2027 (a)(q)	Upstart	07/25/2022	4,453	4,453	4,413
FW3295830.SRDUP, 24.97%, 07/20/2027 (a)(q)	Upstart	07/25/2022	12,286	12,286	12,143
FW3295846.SRDUP, 25.39%, 07/20/2027 (a)(q)	Upstart	07/25/2022	4,589	4,589	4,510
FW3296068.SRDUP, 29.7%, 07/20/2027 (a)(l)(q)	Upstart	07/25/2022	3,747	3,747	531
FW3296151.SRDUP, 19.76%, 07/20/2027 (a)(q)	Upstart	07/25/2022	4,073	4,073	4,017
FW3296166.SRDUP, 29.81%, 07/20/2027 (a)(q)	Upstart	07/25/2022	1,020	1,020	1,002
FW3296173.SRDUP, 30.01%, 12/20/2027 (a)(l)(q)	Upstart	07/25/2022	3,079	3,079	2,874
FW3296181.SRDUP, 29.55%, 07/20/2027 (a)(q)	Upstart	07/25/2022	926	926	910
FW3296332.SRDUP, 19.23%, 07/20/2027 (a)(q)	Upstart	07/25/2022	15,184	15,184	15,042
FW3296348.SRDUP, 15.38%, 07/21/2027 (a)(l)(q)	Upstart	07/26/2022	19,942	19,942	18,529
FW3296373.SRDUP, 15.48%, 07/20/2027 (a)(q)	Upstart	07/25/2022	3,029	3,029	3,001
FW3296412.SRDUP, 24.47%, 07/20/2027 (a)(l)(q)	Upstart	07/25/2022	4,504	4,504	4,425
FW3296419.SRDUP, 20.41%, 07/20/2027 (a)(q)	Upstart	07/25/2022	13,146	13,146	12,966
FW3296429.SRDUP, 29.12%, 07/20/2027 (a)(q)	Upstart	07/25/2022	2,678	2,678	2,649
FW3296453.SRDUP, 29.73%, 07/20/2027 (a)(q)	Upstart	07/25/2022	1,946	1,946	1,922
FW3296535.SRDUP, 29.72%, 07/20/2027 (a)(q)	Upstart	07/25/2022	1,019	1,019	1,007
FW3296562.SRDUP, 30.02%, 12/21/2027 (a)(l)(q)	Upstart	07/26/2022	4,368	4,368	221
FW3296700.SRDUP, 21.85%, 07/21/2025 (a)(q)	Upstart	07/26/2022	1,211	1,211	1,198
FW3296885.SRDUP, 29.91%, 07/26/2027 (a)(q)	Upstart	07/29/2022	1,014	1,014	999

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 7.5% (continued)
FW3296937.SRDUP, 25.12%, 12/21/2027 (a)(l)(q)	Upstart	07/26/2022	$17,542	$17,542	$1,046
FW3297103.SRDUP, 18.69%, 07/22/2027 (a)(q)	Upstart	07/27/2022	8,974	8,974	8,894
FW3297289.SRDUP, 29.73%, 07/21/2027 (a)(q)	Upstart	07/26/2022	1,853	1,853	1,832
FW3297539.SRDUP, 30.06%, 07/21/2027 (a)(q)	Upstart	07/26/2022	2,481	2,481	2,453
FW3297600.SRDUP, 24%, 07/21/2027 (a)(q)	Upstart	07/26/2022	1,281	1,281	1,259
FW3297752.SRDUP, 29.53%, 07/21/2027 (a)(q)	Upstart	07/26/2022	1,112	1,112	1,099
FW3297758.SRDUP, 24.59%, 07/22/2025 (a)(l)(q)	Upstart	07/27/2022	10,371	10,371	2,297
FW3298130.SRDUP, 10.14%, 07/21/2027 (a)(q)	Upstart	07/26/2022	15,846	15,846	15,792
FW3298144.SRDUP, 24.93%, 07/21/2027 (a)(q)	Upstart	07/26/2022	5,134	5,134	5,048
FW3298166.SRDUP, 29.2%, 07/21/2027 (a)(q)	Upstart	07/26/2022	925	925	909
FW3298181.SRDUP, 24.33%, 07/21/2027 (a)(l)(q)	Upstart	07/26/2022	24,162	24,162	3,424
FW3298214.SRDUP, 30.04%, 07/21/2027 (a)(l)(q)	Upstart	07/26/2022	1,965	1,965	1,841
FW3298264.SRDUP, 28.85%, 07/21/2027 (a)(q)	Upstart	07/26/2022	1,387	1,387	1,371
FW3298271.SRDUP, 29.2%, 07/21/2027 (a)(q)	Upstart	07/26/2022	1,574	1,574	1,556
FW3298285.SRDUP, 17.19%, 07/21/2027 (a)(q)	Upstart	07/26/2022	5,030	5,030	4,985
FW3298288.SRDUP, 21.61%, 07/21/2027 (a)(q)	Upstart	07/26/2022	2,728	2,728	2,691
FW3298294.SRDUP, 29.06%, 07/21/2027 (a)(l)(q)	Upstart	07/26/2022	6,386	6,386	1,345
FW3298299.SRDUP, 23.38%, 07/21/2027 (a)(q)	Upstart	07/26/2022	1,500	1,500	1,474
FW3298305.SRDUP, 26.79%, 07/21/2025 (a)(q)	Upstart	07/26/2022	2,458	2,458	2,412
FW3298309.SRDUP, 23.61%, 07/21/2025 (a)(q)	Upstart	07/26/2022	2,030	2,030	2,008
FW3298360.SRDUP, 17.54%, 07/21/2027 (a)(q)	Upstart	07/26/2022	13,496	13,496	13,373
FW3298378.SRDUP, 29.87%, 07/21/2027 (a)(l)(q)	Upstart	07/26/2022	1,881	1,881	266
FW3298386.SRDUP, 29.84%, 07/21/2027 (a)(q)	Upstart	07/26/2022	1,298	1,298	1,283
FW3298397.SRDUP, 24.94%, 07/21/2025 (a)(q)	Upstart	07/26/2022	1,140	1,140	1,116
FW3298419.SRDUP, 9.73%, 07/21/2027 (a)(q)	Upstart	07/26/2022	5,270	5,270	5,252
FW3298427.SRDUP, 30%, 07/21/2027 (a)(l)(q)	Upstart	07/26/2022	1,760	1,760	371
FW3298464.SRDUP, 24.8%, 07/21/2027 (a)(l)(q)	Upstart	07/26/2022	7,794	7,794	1,104
FW3298471.SRDUP, 16.19%, 07/21/2025 (a)(l)(q)	Upstart	07/26/2022	6,464	6,464	916
FW3298481.SRDUP, 30.03%, 07/21/2027 (a)(q)	Upstart	07/26/2022	1,099	1,099	1,087
FW3298486.SRDUP, 24.13%, 07/21/2027 (a)(q)	Upstart	07/26/2022	2,288	2,288	2,249
FW3298488.SRDUP, 29.77%, 07/21/2027 (a)(q)	Upstart	07/26/2022	1,112	1,112	1,099
FW3298491.SRDUP, 29.83%, 07/21/2027 (a)(l)(q)	Upstart	07/26/2022	3,784	3,784	1,144
FW3298492.SRDUP, 23.33%, 07/21/2025 (a)(q)	Upstart	07/26/2022	4,053	4,053	4,017
FW3298502.SRDUP, 29.84%, 07/21/2027 (a)(l)(q)	Upstart	07/26/2022	1,987	1,987	564
FW3298513.SRDUP, 16.72%, 07/21/2025 (a)(q)	Upstart	07/26/2022	1,190	1,190	1,182
FW3298516.SRDUP, 29.65%, 07/21/2027 (a)(l)(q)	Upstart	07/26/2022	2,249	2,249	476
FW3298519.SRDUP, 24%, 07/21/2025 (a)(q)	Upstart	07/26/2022	2,033	2,033	2,011
FW3298523.SRDUP, 25.54%, 07/21/2027 (a)(q)	Upstart	07/26/2022	918	918	903
FW3298539.SRDUP, 9.98%, 07/21/2027 (a)(q)	Upstart	07/26/2022	7,815	7,815	7,788
FW3298544.SRDUP, 26.53%, 07/21/2027 (a)(q)	Upstart	07/26/2022	3,650	3,650	3,587
FW3298546.SRDUP, 30.05%, 07/21/2027 (a)(q)	Upstart	07/26/2022	1,189	1,189	1,175
FW3298602.SRDUP, 30.06%, 07/21/2027 (a)(q)	Upstart	07/26/2022	1,864	1,864	1,837
FW3298605.SRDUP, 29.81%, 07/21/2027 (a)(q)	Upstart	07/26/2022	1,020	1,020	1,008
FW3298624.SRDUP, 29.97%, 07/21/2027 (a)(q)	Upstart	07/26/2022	1,298	1,298	1,283
FW3298628.SRDUP, 27.77%, 07/21/2027 (a)(q)	Upstart	07/26/2022	5,168	5,168	5,109
FW3298637.SRDUP, 24.42%, 07/21/2027 (a)(q)	Upstart	07/26/2022	9,157	9,157	9,055
FW3298641.SRDUP, 29.65%, 07/21/2027 (a)(q)	Upstart	07/26/2022	1,105	1,105	1,086
FW3298666.SRDUP, 29.92%, 07/21/2027 (a)(q)	Upstart	07/26/2022	8,714	8,714	8,613
FW3298675.SRDUP, 23.45%, 07/21/2025 (a)(l)(q)	Upstart	07/26/2022	2,615	2,615	2,464
FW3298683.SRDUP, 23.34%, 07/21/2027 (a)(q)	Upstart	07/26/2022	8,970	8,970	8,820
FW3298685.SRDUP, 17.06%, 07/21/2027 (a)(q)	Upstart	07/26/2022	4,356	4,356	4,312
FW3298714.SRDUP, 11.53%, 07/21/2025 (a)(q)	Upstart	07/26/2022	6,564	6,564	6,516
FW3299898.SRDUP, 23.69%, 07/25/2027 (a)(q)	Upstart	07/28/2022	5,759	5,759	5,670
FW3300534.SRDUP, 29.83%, 07/22/2027 (a)(q)	Upstart	07/27/2022	1,112	1,112	1,100
FW3300721.SRDUP, 28.35%, 07/22/2027 (a)(q)	Upstart	07/27/2022	924	924	914

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 7.5% (continued)
FW3301039.SRDUP, 27.45%, 07/22/2025 (a)(q)	Upstart	07/27/2022	$5,746	$5,746	$5,640
FW3301047.SRDUP, 28.82%, 12/22/2027 (a)(l)(q)	Upstart	07/27/2022	1,091	1,091	304
FW3301370.SRDUP, 29.76%, 07/22/2027 (a)(q)	Upstart	07/27/2022	5,560	5,560	5,499
FW3301471.SRDUP, 28.94%, 07/22/2027 (a)(q)	Upstart	07/27/2022	1,359	1,359	1,338
FW3301508.SRDUP, 28.79%, 07/22/2027 (a)(l)(q)	Upstart	07/27/2022	2,244	2,244	318
FW3301527.SRDUP, 25.51%, 07/22/2027 (a)(q)	Upstart	07/27/2022	3,957	3,957	3,882
FW3301605.SRDUP, 18.56%, 07/22/2027 (a)(q)	Upstart	07/27/2022	3,168	3,168	3,139
FW3301624.SRDUP, 29.92%, 07/22/2027 (a)(q)	Upstart	07/27/2022	923	923	914
FW3301691.SRDUP, 30.02%, 07/22/2027 (a)(q)	Upstart	07/27/2022	987	987	976
FW3301765.SRDUP, 22.39%, 12/22/2027 (a)(l)(q)	Upstart	07/27/2022	4,334	4,334	472
FW3301788.SRDUP, 29.88%, 07/22/2027 (a)(q)	Upstart	07/27/2022	7,807	7,807	7,726
FW3301790.SRDUP, 19.3%, 07/22/2025 (a)(q)	Upstart	07/27/2022	1,566	1,566	1,552
FW3301807.SRDUP, 29.91%, 07/22/2027 (a)(q)	Upstart	07/27/2022	3,986	3,986	3,942
FW3301848.SRDUP, 29.95%, 07/22/2027 (a)(q)	Upstart	07/27/2022	1,947	1,947	1,925
FW3301899.SRDUP, 28.79%, 07/22/2027 (a)(q)	Upstart	07/27/2022	4,632	4,632	4,582
FW3301910.SRDUP, 27.83%, 07/22/2027 (a)(q)	Upstart	07/27/2022	10,696	10,696	10,595
FW3301944.SRDUP, 29.98%, 07/22/2027 (a)(q)	Upstart	07/27/2022	7,418	7,418	7,335
FW3301977.SRDUP, 28.81%, 07/22/2027 (a)(l)(q)	Upstart	07/27/2022	20,881	20,881	20,630
FW3301997.SRDUP, 26.62%, 07/22/2027 (a)(q)	Upstart	07/27/2022	2,832	2,832	2,804
FW3302004.SRDUP, 18.8%, 07/22/2027 (a)(l)(q)	Upstart	07/27/2022	3,782	3,782	722
FW3302019.SRDUP, 27.78%, 07/22/2027 (a)(q)	Upstart	07/27/2022	4,614	4,614	4,537
FW3302025.SRDUP, 17.64%, 07/22/2025 (a)(q)	Upstart	07/27/2022	39,856	39,856	39,567
FW3302029.SRDUP, 28.29%, 07/22/2027 (a)(q)	Upstart	07/27/2022	3,695	3,695	3,655
FW3302043.SRDUP, 30.03%, 07/22/2027 (a)(q)	Upstart	07/27/2022	2,362	2,362	2,335
FW3302058.SRDUP, 27.46%, 07/22/2025 (a)(q)	Upstart	07/27/2022	3,858	3,858	3,816
FW3302152.SRDUP, 30.03%, 07/22/2027 (a)(q)	Upstart	07/27/2022	1,113	1,113	1,100
FW3302178.SRDUP, 20.72%, 07/22/2027 (a)(q)	Upstart	07/27/2022	20,089	20,089	19,905
FW3302202.SRDUP, 14.18%, 07/22/2025 (a)(q)	Upstart	07/27/2022	1,183	1,183	1,174
FW3302207.SRDUP, 27.21%, 07/22/2027 (a)(l)(q)	Upstart	07/27/2022	26,699	26,699	5,657
FW3302283.SRDUP, 28.13%, 07/22/2027 (a)(q)	Upstart	07/27/2022	6,039	6,039	5,938
FW3302296.SRDUP, 27.44%, 12/22/2027 (a)(l)(q)	Upstart	07/27/2022	14,076	14,076	13,907
FW3302374.SRDUP, 26.96%, 07/22/2027 (a)(q)	Upstart	07/27/2022	17,133	17,133	16,949
FW3302387.SRDUP, 29.52%, 12/22/2027 (a)(l)(q)	Upstart	07/27/2022	2,159	2,159	2,134
FW3302388.SRDUP, 23.22%, 07/22/2027 (a)(q)	Upstart	07/27/2022	12,600	12,600	12,393
FW3302465.SRDUP, 29.11%, 07/22/2027 (a)(q)	Upstart	07/27/2022	13,789	13,789	13,638
FW3302502.SRDUP, 29.44%, 07/22/2027 (a)(q)	Upstart	07/27/2022	13,891	13,891	13,738
FW3302517.SRDUP, 21.29%, 07/22/2027 (a)(q)	Upstart	07/27/2022	18,177	18,177	17,936
FW3302534.SRDUP, 17.73%, 07/22/2025 (a)(q)	Upstart	07/27/2022	797	797	792
FW3302563.SRDUP, 16.9%, 07/22/2027 (a)(l)(q)	Upstart	07/27/2022	5,892	5,892	5,835
FW3302569.SRDUP, 20.53%, 07/22/2025 (a)(q)	Upstart	07/27/2022	902	902	889
FW3302576.SRDUP, 23.4%, 07/22/2027 (a)(q)	Upstart	07/27/2022	2,101	2,101	2,067
FW3302594.SRDUP, 27.14%, 07/22/2027 (a)(q)	Upstart	07/27/2022	18,312	18,312	18,135
FW3302613.SRDUP, 19.85%, 07/22/2025 (a)(q)	Upstart	07/27/2022	4,013	4,013	3,972
FW3302659.SRDUP, 28.21%, 07/22/2027 (a)(q)	Upstart	07/27/2022	5,080	5,080	5,025
FW3302687.SRDUP, 12.86%, 07/22/2027 (a)(q)	Upstart	07/27/2022	22,919	22,919	22,781
FW3302704.SRDUP, 25.78%, 07/22/2027 (a)(q)	Upstart	07/27/2022	10,337	10,337	10,167
FW3302708.SRDUP, 17.05%, 07/22/2027 (a)(q)	Upstart	07/27/2022	4,493	4,493	4,453
FW3302733.SRDUP, 26.1%, 07/22/2027 (a)(l)(q)	Upstart	07/27/2022	4,976	4,993	4,890
FW3302761.SRDUP, 29.97%, 12/25/2027 (a)(l)(q)	Upstart	07/28/2022	1,853	1,853	561
FW3302762.SRDUP, 29.97%, 07/22/2027 (a)(q)	Upstart	07/27/2022	1,484	1,484	1,467
FW3302793.SRDUP, 29.58%, 07/22/2027 (a)(q)	Upstart	07/27/2022	3,706	3,706	3,665
FW3302804.SRDUP, 14.21%, 07/22/2027 (a)(q)	Upstart	07/27/2022	22,337	22,337	22,143
FW3302814.SRDUP, 30.04%, 07/22/2027 (a)(q)	Upstart	07/27/2022	11,591	11,591	11,395
FW3302820.SRDUP, 24.27%, 07/22/2027 (a)(l)(q)	Upstart	07/27/2022	2,240	2,240	257
FW3302855.SRDUP, 27.05%, 07/22/2025 (a)(q)	Upstart	07/27/2022	1,640	1,640	1,610

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 7.5% (continued)
FW3302856.SRDUP, 29.85%, 07/22/2027 (a)(l)(q)	Upstart	07/27/2022	$7,868	$7,868	$7,738
FW3302922.SRDUP, 29.9%, 07/22/2027 (a)(q)	Upstart	07/27/2022	1,205	1,205	1,192
FW3302940.SRDUP, 27.54%, 07/22/2027 (a)(q)	Upstart	07/27/2022	1,845	1,845	1,825
FW3302947.SRDUP, 26.6%, 07/22/2027 (a)(l)(q)	Upstart	07/27/2022	4,719	4,719	996
FW3302964.SRDUP, 26.13%, 07/22/2027 (a)(q)	Upstart	07/27/2022	9,194	9,194	9,095
FW3302981.SRDUP, 25.78%, 07/22/2027 (a)(q)	Upstart	07/27/2022	3,307	3,307	3,272
FW3303019.SRDUP, 20.74%, 07/25/2027 (a)(q)	Upstart	07/28/2022	6,335	6,335	6,258
FW3303054.SRDUP, 29.66%, 07/22/2027 (a)(q)	Upstart	07/27/2022	1,000	1,000	981
FW3303065.SRDUP, 16.37%, 07/22/2027 (a)(q)	Upstart	07/27/2022	6,278	6,278	6,222
FW3303089.SRDUP, 18.18%, 07/22/2027 (a)(q)	Upstart	07/27/2022	2,704	2,704	2,680
FW3303142.SRDUP, 30.06%, 07/22/2027 (a)(q)	Upstart	07/27/2022	2,133	2,133	2,109
FW3303161.SRDUP, 27.41%, 07/22/2025 (a)(l)(q)	Upstart	07/27/2022	2,611	2,611	2,560
FW3303183.SRDUP, 30.04%, 07/22/2027 (a)(q)	Upstart	07/27/2022	3,153	3,153	3,118
FW3303253.SRDUP, 22.53%, 07/22/2027 (a)(q)	Upstart	07/27/2022	3,082	3,082	3,041
FW3303255.SRDUP, 28.52%, 07/22/2027 (a)(l)(q)	Upstart	07/27/2022	11,592	11,592	11,453
FW3303289.SRDUP, 24.61%, 07/22/2025 (a)(q)	Upstart	07/27/2022	814	814	806
FW3303333.SRDUP, 22.45%, 07/22/2027 (a)(l)(q)	Upstart	07/27/2022	20,967	20,967	1,960
FW3303338.SRDUP, 29.27%, 07/22/2027 (a)(q)	Upstart	07/27/2022	1,852	1,852	1,831
FW3303383.SRDUP, 29.28%, 07/22/2027 (a)(q)	Upstart	07/27/2022	4,542	4,542	4,465
FW3303671.SRDUP, 23.82%, 07/25/2027 (a)(l)(q)	Upstart	07/28/2022	1,447	1,447	205
FW3304498.SRDUP, 13.39%, 07/27/2027 (a)(q)	Upstart	08/01/2022	9,573	9,573	9,517
FW3304515.SRDUP, 29.45%, 12/25/2027 (a)(l)(q)	Upstart	07/28/2022	1,600	1,600	1,593
FW3304525.SRDUP, 13.71%, 07/25/2025 (a)(q)	Upstart	07/28/2022	5,510	5,510	5,472
FW3304530.SRDUP, 26%, 07/25/2025 (a)(q)	Upstart	07/28/2022	2,549	2,549	2,509
FW3304565.SRDUP, 17.02%, 07/25/2027 (a)(q)	Upstart	07/28/2022	8,984	8,984	8,909
FW3304599.SRDUP, 29.9%, 07/25/2027 (a)(q)	Upstart	07/28/2022	1,020	1,020	1,010
FW3304627.SRDUP, 21.27%, 07/25/2027 (a)(l)(q)	Upstart	07/28/2022	1,048	1,048	1,038
FW3304678.SRDUP, 22.28%, 07/25/2027 (a)(l)(q)	Upstart	07/28/2022	17,537	17,537	17,267
FW3304684.SRDUP, 24.32%, 07/25/2027 (a)(q)	Upstart	07/28/2022	5,911	5,911	5,821
FW3304697.SRDUP, 29.98%, 07/25/2027 (a)(l)(q)	Upstart	07/28/2022	1,404	1,404	1,390
FW3304771.SRDUP, 20.26%, 07/25/2027 (a)(q)	Upstart	07/28/2022	5,075	5,075	5,013
FW3304997.SRDUP, 18.36%, 07/25/2025 (a)(l)(q)	Upstart	07/28/2022	4,911	4,911	4,870
FW3305012.SRDUP, 29.8%, 07/25/2027 (a)(q)	Upstart	07/28/2022	1,269	1,269	1,248
FW3305015.SRDUP, 24.56%, 07/25/2027 (a)(q)	Upstart	07/28/2022	1,104	1,104	1,087
FW3305037.SRDUP, 29.85%, 07/25/2027 (a)(q)	Upstart	07/28/2022	1,268	1,268	1,252
FW3305094.SRDUP, 27.38%, 07/25/2027 (a)(q)	Upstart	07/28/2022	9,219	9,249	9,135
FW3305173.SRDUP, 29.89%, 07/25/2027 (a)(q)	Upstart	07/28/2022	1,390	1,390	1,377
FW3305175.SRDUP, 29.64%, 07/25/2027 (a)(q)	Upstart	07/28/2022	2,687	2,687	2,662
FW3305205.SRDUP, 29.65%, 07/25/2027 (a)(q)	Upstart	07/28/2022	1,019	1,023	1,010
FW3305215.SRDUP, 25.94%, 07/25/2027 (a)(q)	Upstart	07/28/2022	3,676	3,676	3,643
FW3305224.SRDUP, 26.42%, 12/25/2027 (a)(l)(q)	Upstart	07/28/2022	6,315	6,315	6,251
FW3305228.SRDUP, 24.48%, 07/25/2027 (a)(q)	Upstart	07/28/2022	18,317	18,317	18,035
FW3305247.SRDUP, 22.75%, 07/25/2027 (a)(q)	Upstart	07/28/2022	10,944	10,944	10,848
FW3305296.SRDUP, 30.06%, 07/25/2027 (a)(l)(q)	Upstart	07/28/2022	1,310	1,310	1,296
FW3305303.SRDUP, 16.76%, 07/25/2027 (a)(l)(q)	Upstart	07/28/2022	30,477	30,477	30,222
FW3305335.SRDUP, 30.04%, 07/25/2027 (a)(l)(q)	Upstart	07/28/2022	5,047	5,047	715
FW3305337.SRDUP, 25.56%, 07/25/2027 (a)(q)	Upstart	07/28/2022	14,690	14,690	14,462
FW3305359.SRDUP, 29.63%, 07/25/2027 (a)(l)(q)	Upstart	07/28/2022	1,945	1,945	1,925
FW3305370.SRDUP, 25.89%, 07/25/2027 (a)(q)	Upstart	07/28/2022	2,113	2,113	2,094
FW3305428.SRDUP, 30.04%, 07/25/2027 (a)(q)	Upstart	07/28/2022	1,484	1,484	1,470
FW3305435.SRDUP, 29.32%, 07/25/2027 (a)(q)	Upstart	07/28/2022	3,889	3,889	3,852
FW3305447.SRDUP, 17.58%, 07/25/2027 (a)(q)	Upstart	07/28/2022	5,039	5,039	4,997
FW3305451.SRDUP, 15.13%, 07/25/2027 (a)(q)	Upstart	07/28/2022	8,853	8,853	8,780
FW3305493.SRDUP, 27.6%, 07/25/2027 (a)(q)	Upstart	07/28/2022	6,447	6,447	6,397
FW3305510.SRDUP, 28.18%, 07/25/2027 (a)(l)(q)	Upstart	07/28/2022	15,213	15,213	3,078

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 7.5% (continued)
FW3305512.SRDUP, 24.02%, 07/25/2027 (a)(q)	Upstart	07/28/2022	$2,287	$2,287	$2,252
FW3305551.SRDUP, 26.59%, 07/25/2027 (a)(q)	Upstart	07/28/2022	2,637	2,637	2,595
FW3305624.SRDUP, 28.68%, 07/25/2027 (a)(q)	Upstart	07/28/2022	1,849	1,849	1,832
FW3305654.SRDUP, 14.13%, 07/25/2027 (a)(q)	Upstart	07/28/2022	44,541	44,541	44,183
FW3305698.SRDUP, 26.31%, 07/25/2027 (a)(q)	Upstart	07/28/2022	12,325	12,325	12,133
FW3305714.SRDUP, 19.72%, 07/25/2027 (a)(l)(q)	Upstart	07/28/2022	23,860	23,860	23,566
FW3305720.SRDUP, 22.37%, 07/25/2027 (a)(l)(q)	Upstart	07/28/2022	11,139	11,178	1,578
FW3305743.SRDUP, 14.93%, 07/25/2027 (a)(q)	Upstart	07/28/2022	1,474	1,474	1,466
FW3305845.SRDUP, 24.69%, 07/25/2027 (a)(l)(q)	Upstart	07/28/2022	21,762	21,762	21,423
FW3308055.SRDUP, 27.97%, 07/26/2027 (a)(l)(q)	Upstart	07/29/2022	3,185	3,185	3,156
FW3308699.SRDUP, 10.39%, 07/26/2027 (a)(q)	Upstart	07/29/2022	44,050	44,050	43,911
FW3308938.SRDUP, 18.94%, 07/26/2027 (a)(l)(q)	Upstart	07/29/2022	6,340	6,340	640
FW3308999.SRDUP, 18.4%, 07/26/2027 (a)(q)	Upstart	07/29/2022	45,092	45,092	44,718
FW3309430.SRDUP, 30.02%, 07/26/2027 (a)(q)	Upstart	07/29/2022	2,782	2,782	2,757
FW3309519.SRDUP, 29.75%, 07/26/2027 (a)(q)	Upstart	07/29/2022	2,131	2,131	2,113
FW3309589.SRDUP, 29.95%, 07/26/2027 (a)(l)(q)	Upstart	07/29/2022	4,211	4,211	4,146
FW3309638.SRDUP, 29.61%, 07/26/2027 (a)(q)	Upstart	07/29/2022	3,057	3,057	3,030
FW3309677.SRDUP, 29.2%, 07/26/2027 (a)(q)	Upstart	07/29/2022	3,425	3,425	3,372
FW3309698.SRDUP, 23.08%, 07/26/2027 (a)(q)	Upstart	07/29/2022	1,552	1,552	1,528
FW3309707.SRDUP, 25.32%, 07/26/2027 (a)(q)	Upstart	07/29/2022	2,294	2,294	2,275
FW3309708.SRDUP, 25.54%, 07/26/2027 (a)(l)(q)	Upstart	07/29/2022	7,598	7,598	1,623
FW3309744.SRDUP, 29.94%, 12/26/2027 (a)(l)(q)	Upstart	07/29/2022	2,071	2,071	2,059
FW3309749.SRDUP, 29.42%, 07/26/2027 (a)(q)	Upstart	07/29/2022	1,111	1,111	1,101
FW3309752.SRDUP, 27.05%, 07/26/2027 (a)(q)	Upstart	07/29/2022	5,469	5,469	5,426
FW3309772.SRDUP, 29.35%, 07/26/2027 (a)(l)(q)	Upstart	07/29/2022	2,681	2,681	380
FW3309784.SRDUP, 27.45%, 07/26/2027 (a)(q)	Upstart	07/29/2022	8,234	8,234	8,170
FW3309804.SRDUP, 29.62%, 07/26/2027 (a)(q)	Upstart	07/29/2022	1,390	1,390	1,377
FW3309830.SRDUP, 14.7%, 07/26/2027 (a)(l)(q)	Upstart	07/29/2022	6,322	6,322	6,270
FW3309860.SRDUP, 12.57%, 07/26/2027 (a)(q)	Upstart	07/29/2022	17,739	17,739	17,640
FW3309864.SRDUP, 19.92%, 07/26/2027 (a)(q)	Upstart	07/29/2022	10,853	10,853	10,726
FW3309870.SRDUP, 21.93%, 07/26/2027 (a)(q)	Upstart	07/29/2022	1,456	1,456	1,439
FW3309906.SRDUP, 25.5%, 07/26/2027 (a)(l)(q)	Upstart	07/29/2022	19,326	19,394	2,738
FW3309963.SRDUP, 16.93%, 07/26/2027 (a)(q)	Upstart	07/29/2022	15,000	15,047	14,877
FW3309965.SRDUP, 29.97%, 07/26/2027 (a)(q)	Upstart	07/29/2022	5,007	5,007	4,962
FW3309981.SRDUP, 30.05%, 07/26/2027 (a)(l)(q)	Upstart	07/29/2022	4,389	4,389	1,342
FW3309999.SRDUP, 29.2%, 05/26/2028 (a)(l)(q)	Upstart	07/29/2022	5,984	5,984	5,906
FW3310027.SRDUP, 29.97%, 07/26/2027 (a)(l)(q)	Upstart	07/29/2022	1,470	1,470	208
FW3310063.SRDUP, 29.03%, 07/26/2027 (a)(q)	Upstart	07/29/2022	18,329	18,329	18,184
FW3310091.SRDUP, 29.87%, 07/26/2027 (a)(q)	Upstart	07/29/2022	4,079	4,079	4,043
FW3310146.SRDUP, 29.84%, 07/26/2027 (a)(l)(q)	Upstart	07/29/2022	1,655	1,655	1,641
FW3310157.SRDUP, 29.13%, 07/26/2027 (a)(q)	Upstart	07/29/2022	1,296	1,300	1,285
FW3310219.SRDUP, 28.22%, 07/26/2027 (a)(q)	Upstart	07/29/2022	1,095	1,095	1,086
FW3310226.SRDUP, 15.16%, 07/26/2027 (a)(q)	Upstart	07/29/2022	3,115	3,115	3,090
FW3310343.SRDUP, 30.05%, 07/26/2027 (a)(l)(q)	Upstart	07/29/2022	3,746	3,746	531
FW3310464.SRDUP, 29.85%, 07/26/2027 (a)(q)	Upstart	07/29/2022	1,370	1,370	1,358
FW3310465.SRDUP, 29.8%, 07/26/2027 (a)(l)(q)	Upstart	07/29/2022	1,886	1,886	267
FW3310524.SRDUP, 13.89%, 07/26/2027 (a)(q)	Upstart	07/29/2022	4,007	4,007	3,975
FW3310529.SRDUP, 29.89%, 07/26/2027 (a)(q)	Upstart	07/29/2022	2,132	2,132	2,099
FW3310561.SRDUP, 28.85%, 07/26/2027 (a)(q)	Upstart	07/29/2022	2,127	2,127	2,109
FW3310566.SRDUP, 24.9%, 07/26/2027 (a)(q)	Upstart	07/29/2022	2,108	2,108	2,082
FW3310610.SRDUP, 26.76%, 07/26/2027 (a)(l)(q)	Upstart	07/29/2022	5,527	5,527	5,442
FW3310624.SRDUP, 14.42%, 07/26/2027 (a)(q)	Upstart	07/29/2022	38,668	38,668	38,362
FW3310642.SRDUP, 30.06%, 07/26/2027 (a)(l)(q)	Upstart	07/29/2022	1,663	1,663	236
FW3310700.SRDUP, 14.47%, 07/26/2027 (a)(q)	Upstart	07/29/2022	4,995	4,995	4,955
FW3310737.SRDUP, 29.9%, 08/09/2027 (a)(l)(q)	Upstart	08/12/2022	12,505	12,130	3,444

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 7.5% (continued)
FW3310751.SRDUP, 17.51%, 07/26/2027 (a)(q)	Upstart	07/29/2022	$4,496	$4,510	$4,459
FW3310783.SRDUP, 29.9%, 07/26/2027 (a)(q)	Upstart	07/29/2022	3,036	3,036	3,012
FW3310815.SRDUP, 29.68%, 07/26/2027 (a)(q)	Upstart	07/29/2022	1,019	1,019	1,010
FW3310837.SRDUP, 25.22%, 05/26/2028 (a)(q)	Upstart	07/29/2022	23,124	23,124	22,780
FW3310844.SRDUP, 11.2%, 07/26/2027 (a)(q)	Upstart	07/29/2022	4,946	4,946	4,930
FW3310852.SRDUP, 29.35%, 07/26/2027 (a)(l)(q)	Upstart	07/29/2022	1,065	1,065	151
FW3310867.SRDUP, 27.49%, 07/27/2025 (a)(q)	Upstart	08/01/2022	1,067	1,067	1,053
FW3310883.SRDUP, 27.31%, 07/26/2027 (a)(l)(q)	Upstart	07/29/2022	1,155	1,159	164
FW3310909.SRDUP, 27.36%, 07/27/2027 (a)(q)	Upstart	08/01/2022	2,766	2,766	2,748
FW3310939.SRDUP, 23.96%, 07/26/2027 (a)(q)	Upstart	07/29/2022	4,007	4,007	3,938
FW3310959.SRDUP, 29.54%, 07/26/2027 (a)(q)	Upstart	07/29/2022	218	218	217
FW3310966.SRDUP, 16.27%, 07/26/2027 (a)(q)	Upstart	07/29/2022	7,174	7,174	7,115
FW3310967.SRDUP, 29.6%, 07/26/2027 (a)(q)	Upstart	07/29/2022	27,793	27,793	27,548
FW3311024.SRDUP, 30.01%, 07/26/2027 (a)(l)(q)	Upstart	07/29/2022	32,003	32,003	31,720
FW3311027.SRDUP, 16.76%, 07/26/2027 (a)(l)(q)	Upstart	07/29/2022	27,409	27,409	3,884
FW3311078.SRDUP, 20.73%, 07/26/2025 (a)(q)	Upstart	07/29/2022	2,736	2,736	2,712
FW3311082.SRDUP, 29.51%, 07/26/2027 (a)(l)(q)	Upstart	07/29/2022	3,927	3,927	556
FW3311398.SRDUP, 30.07%, 07/27/2027 (a)(l)(q)	Upstart	08/01/2022	9,336	9,336	1,323
FW3311652.SRDUP, 30.03%, 07/27/2027 (a)(l)(q)	Upstart	08/01/2022	15,909	15,909	15,792
FW3311803.SRDUP, 27.98%, 07/27/2027 (a)(l)(q)	Upstart	08/01/2022	1,536	1,536	129
FW3311812.SRDUP, 29.83%, 07/27/2027 (a)(l)(q)	Upstart	08/01/2022	1,280	1,280	1,270
FW3311940.SRDUP, 26.74%, 07/27/2025 (a)(q)	Upstart	08/01/2022	901	901	889
FW3311979.SRDUP, 29.5%, 07/27/2027 (a)(l)(q)	Upstart	08/01/2022	1,373	1,373	1,352
FW3312074.SRDUP, 19.02%, 07/27/2027 (a)(q)	Upstart	08/01/2022	41,347	41,347	40,879
FW3312100.SRDUP, 29.81%, 07/27/2027 (a)(q)	Upstart	08/01/2022	2,773	2,773	2,727
FW3312119.SRDUP, 29.92%, 07/27/2027 (a)(q)	Upstart	08/01/2022	1,854	1,854	1,841
FW3312129.SRDUP, 16.47%, 07/27/2027 (a)(q)	Upstart	08/01/2022	2,243	2,243	2,225
FW3312131.SRDUP, 24.54%, 12/27/2027 (a)(l)(q)	Upstart	08/01/2022	5,552	5,552	5,499
FW3312147.SRDUP, 29.83%, 07/27/2027 (a)(l)(q)	Upstart	08/01/2022	2,552	2,552	2,490
FW3312151.SRDUP, 29.86%, 07/27/2027 (a)(q)	Upstart	08/01/2022	4,450	4,450	4,420
FW3312164.SRDUP, 29.79%, 07/27/2027 (a)(q)	Upstart	08/01/2022	7,878	7,878	7,824
FW3312218.SRDUP, 29.64%, 07/27/2027 (a)(q)	Upstart	08/01/2022	1,777	1,777	1,760
FW3312219.SRDUP, 25.23%, 07/27/2025 (a)(q)	Upstart	08/01/2022	2,773	2,773	2,737
FW3312228.SRDUP, 28.4%, 12/27/2027 (a)(l)(q)	Upstart	08/01/2022	6,723	6,723	6,558
FW3312235.SRDUP, 19.25%, 07/27/2027 (a)(q)	Upstart	08/01/2022	4,519	4,519	4,468
FW3312238.SRDUP, 27.09%, 07/27/2027 (a)(q)	Upstart	08/01/2022	9,214	9,214	9,104
FW3312315.SRDUP, 29.97%, 07/27/2027 (a)(l)(q)	Upstart	08/01/2022	2,555	2,555	785
FW3312345.SRDUP, 23.99%, 07/27/2027 (a)(q)	Upstart	08/01/2022	9,148	9,148	9,017
FW3312370.SRDUP, 29.17%, 07/27/2027 (a)(q)	Upstart	08/01/2022	4,048	4,060	3,996
FW3312405.SRDUP, 19.15%, 07/27/2027 (a)(q)	Upstart	08/01/2022	9,040	9,040	8,938
FW3312406.SRDUP, 15.1%, 07/27/2027 (a)(l)(q)	Upstart	08/01/2022	4,103	4,103	4,052
FW3312420.SRDUP, 29.93%, 07/27/2027 (a)(q)	Upstart	08/01/2022	917	917	910
FW3312437.SRDUP, 29.29%, 07/27/2027 (a)(q)	Upstart	08/01/2022	2,479	2,479	2,460
FW3312467.SRDUP, 20.17%, 07/27/2027 (a)(q)	Upstart	08/01/2022	11,056	11,056	10,967
FW3312496.SRDUP, 28.76%, 07/27/2027 (a)(q)	Upstart	08/01/2022	2,676	2,676	2,658
FW3312527.SRDUP, 22.46%, 07/27/2027 (a)(q)	Upstart	08/01/2022	1,823	1,823	1,797
FW3312539.SRDUP, 18.94%, 07/27/2027 (a)(q)	Upstart	08/01/2022	9,031	9,031	8,929
FW3312551.SRDUP, 21.88%, 07/27/2025 (a)(l)(q)	Upstart	08/01/2022	2,931	2,931	415
FW3312556.SRDUP, 25.85%, 07/27/2027 (a)(q)	Upstart	08/01/2022	10,299	10,299	10,234
FW3312687.SRDUP, 12.84%, 07/27/2025 (a)(q)	Upstart	08/01/2022	9,418	9,418	9,364
FW3312693.SRDUP, 29.92%, 07/27/2027 (a)(q)	Upstart	08/01/2022	4,357	4,357	4,328
FW3312723.SRDUP, 14.45%, 07/27/2027 (a)(l)(q)	Upstart	08/01/2022	9,539	9,539	1,352
FW3312739.SRDUP, 22.49%, 07/27/2027 (a)(q)	Upstart	08/01/2022	4,557	4,557	4,505
FW3312742.SRDUP, 26.16%, 07/27/2027 (a)(q)	Upstart	08/01/2022	11,953	11,953	11,811
FW3312758.SRDUP, 25.16%, 07/27/2027 (a)(q)	Upstart	08/01/2022	1,651	1,651	1,641

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 7.5% (continued)
FW3312768.SRDUP, 26.81%, 07/27/2025 (a)(q)	Upstart	08/01/2022	$2,950	$2,950	$2,911
FW3312868.SRDUP, 21.62%, 07/27/2027 (a)(q)	Upstart	08/01/2022	6,821	6,821	6,743
FW3312880.SRDUP, 29.78%, 07/27/2027 (a)(q)	Upstart	08/01/2022	1,483	1,483	1,470
FW3312883.SRDUP, 26.26%, 07/27/2027 (a)(q)	Upstart	08/01/2022	9,197	9,197	9,138
FW3312892.SRDUP, 22.39%, 07/27/2027 (a)(q)	Upstart	08/01/2022	2,551	2,551	2,515
FW3312918.SRDUP, 29.8%, 07/27/2027 (a)(l)(q)	Upstart	08/01/2022	10,983	10,983	1,556
FW3312926.SRDUP, 29.56%, 07/27/2027 (a)(q)	Upstart	08/01/2022	4,829	4,829	4,776
FW3312945.SRDUP, 12.26%, 07/27/2025 (a)(q)	Upstart	08/01/2022	1,329	1,329	1,322
FW3312949.SRDUP, 12.97%, 07/27/2027 (a)(l)(q)	Upstart	08/01/2022	4,425	4,425	4,400
FW3316977.SRDUP, 25.55%, 08/01/2027 (a)(l)(q)	Upstart	08/04/2022	2,783	2,706	2,723
FW3316990.SRDUP, 29.27%, 08/01/2027 (a)(l)(q)	Upstart	08/04/2022	2,658	2,580	2,596
FW3318619.SRDUP, 29.34%, 08/03/2027 (a)(q)	Upstart	08/08/2022	1,589	1,544	1,555
FW3319821.SRDUP, 29.74%, 08/01/2027 (a)(l)(q)	Upstart	08/04/2022	1,216	1,182	1,189
FW3319830.SRDUP, 30.07%, 08/01/2027 (a)(l)(q)	Upstart	08/04/2022	6,550	6,367	6,404
FW3319835.SRDUP, 30.05%, 08/01/2027 (a)(l)(q)	Upstart	08/04/2022	1,220	1,184	1,191
FW3319843.SRDUP, 29.69%, 08/01/2027 (a)(q)	Upstart	08/04/2022	1,514	1,472	1,476
FW3319844.SRDUP, 25.54%, 08/01/2027 (a)(l)(q)	Upstart	08/04/2022	12,986	12,627	12,676
FW3319846.SRDUP, 29.67%, 08/01/2027 (a)(l)(q)	Upstart	08/04/2022	13,932	13,543	13,622
FW3319852.SRDUP, 18.95%, 08/01/2027 (a)(l)(q)	Upstart	08/04/2022	4,572	4,447	4,486
FW3319854.SRDUP, 18.55%, 08/01/2027 (a)(l)(q)	Upstart	08/04/2022	31,970	31,102	31,370
FW3319886.SRDUP, 26.46%, 08/01/2025 (a)(q)	Upstart	08/04/2022	1,122	1,094	1,087
FW3319891.SRDUP, 20.94%, 08/01/2025 (a)(l)(q)	Upstart	08/04/2022	994	970	977
FW3319916.SRDUP, 29.04%, 08/01/2027 (a)(l)(q)	Upstart	08/04/2022	4,670	4,540	4,567
FW3319926.SRDUP, 27.52%, 08/01/2027 (a)(l)(q)	Upstart	08/04/2022	931	906	909
FW3319942.SRDUP, 28.69%, 08/01/2027 (a)(l)(q)	Upstart	08/04/2022	3,267	3,176	3,195
FW3319965.SRDUP, 30.01%, 08/01/2027 (a)(q)	Upstart	08/04/2022	3,774	3,666	3,688
FW3319970.SRDUP, 29.98%, 08/01/2027 (a)(l)(q)	Upstart	08/04/2022	2,620	2,546	2,561
FW3319980.SRDUP, 30.04%, 08/01/2027 (a)(l)(q)	Upstart	08/04/2022	1,778	1,728	1,742
FW3320007.SRDUP, 30.02%, 08/01/2027 (a)(l)(q)	Upstart	08/04/2022	902	876	880
FW3320035.SRDUP, 26.13%, 08/01/2027 (a)(l)(q)	Upstart	08/04/2022	22,800	22,116	3,231
FW3320055.SRDUP, 20.18%, 08/01/2027 (a)(l)(q)	Upstart	08/04/2022	16,504	16,054	16,191
FW3320060.SRDUP, 25.75%, 08/01/2027 (a)(l)(q)	Upstart	08/04/2022	2,123	2,065	2,076
FW3320064.SRDUP, 21.53%, 08/01/2027 (a)(l)(q)	Upstart	08/04/2022	7,229	7,032	7,137
FW3320075.SRDUP, 26.11%, 08/01/2027 (a)(l)(q)	Upstart	08/04/2022	5,200	5,056	5,088
FW3320086.SRDUP, 29.4%, 08/01/2027 (a)(l)(q)	Upstart	08/04/2022	4,622	4,493	4,517
FW3320092.SRDUP, 26.51%, 08/01/2027 (a)(q)	Upstart	08/04/2022	2,065	2,008	2,016
FW3320104.SRDUP, 24.09%, 08/01/2027 (a)(l)(q)	Upstart	08/04/2022	13,872	13,490	13,543
FW3320109.SRDUP, 17.83%, 08/01/2027 (a)(l)(q)	Upstart	08/04/2022	11,361	11,021	11,222
FW3320131.SRDUP, 19.46%, 08/01/2027 (a)(q)	Upstart	08/04/2022	706	687	696
FW3320139.SRDUP, 25.88%, 06/01/2028 (a)(q)	Upstart	08/04/2022	9,193	8,927	9,009
FW3320176.SRDUP, 18.62%, 08/01/2027 (a)(q)	Upstart	08/04/2022	13,457	13,092	13,286
FW3320200.SRDUP, 29.91%, 08/01/2027 (a)(l)(q)	Upstart	08/04/2022	2,432	2,364	2,378
FW3320202.SRDUP, 30.03%, 08/01/2027 (a)(q)	Upstart	08/04/2022	4,297	4,177	4,183
FW3320210.SRDUP, 29.72%, 08/01/2027 (a)(l)(q)	Upstart	08/04/2022	1,590	1,551	1,554
FW3320223.SRDUP, 27.37%, 08/01/2027 (a)(l)(q)	Upstart	08/04/2022	931	905	911
FW3320231.SRDUP, 29.53%, 08/01/2027 (a)(l)(q)	Upstart	08/04/2022	1,060	1,028	1,037
FW3320235.SRDUP, 29.81%, 08/01/2027 (a)(l)(q)	Upstart	08/04/2022	4,115	4,001	4,024
FW3320247.SRDUP, 23.83%, 08/01/2027 (a)(l)(q)	Upstart	08/04/2022	6,008	5,843	5,892
FW3320254.SRDUP, 29.86%, 08/01/2027 (a)(l)(q)	Upstart	08/04/2022	1,590	1,546	1,555
FW3320295.SRDUP, 30.02%, 08/01/2027 (a)(l)(q)	Upstart	08/04/2022	3,206	3,120	3,129
FW3320320.SRDUP, 27.2%, 08/01/2027 (a)(q)	Upstart	08/04/2022	2,180	2,122	2,126
FW3320321.SRDUP, 30.04%, 08/01/2027 (a)(l)(q)	Upstart	08/04/2022	4,010	3,890	568
FW3320329.SRDUP, 24.12%, 08/01/2027 (a)(l)(q)	Upstart	08/04/2022	42,681	41,401	8,003
FW3320337.SRDUP, 26.24%, 08/01/2027 (a)(q)	Upstart	08/04/2022	13,614	13,237	13,281
FW3320352.SRDUP, 15.01%, 08/01/2025 (a)(l)(q)	Upstart	08/04/2022	3,666	3,579	3,625

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 7.5% (continued)
FW3320395.SRDUP, 23.07%, 08/01/2027 (a)(l)(q)	Upstart	08/04/2022	$15,898	$15,428	$7,266
FW3320406.SRDUP, 29.8%, 08/01/2027 (a)(l)(q)	Upstart	08/04/2022	1,227	1,192	1,199
FW3320408.SRDUP, 26.48%, 08/01/2027 (a)(l)(q)	Upstart	08/04/2022	2,137	2,078	2,086
FW3321322.SRDUP, 25%, 08/04/2025 (a)(q)	Upstart	08/09/2022	29,295	28,574	28,817
FW3321508.SRDUP, 27.4%, 08/02/2025 (a)(l)(q)	Upstart	08/05/2022	1,480	1,435	431
FW3322508.SRDUP, 19.84%, 08/02/2027 (a)(q)	Upstart	08/05/2022	4,581	4,456	4,524
FW3323459.SRDUP, 17.33%, 08/02/2027 (a)(q)	Upstart	08/05/2022	45,268	43,974	44,711
FW3323950.SRDUP, 27.81%, 08/02/2027 (a)(q)	Upstart	08/05/2022	3,820	3,714	3,739
FW3324067.SRDUP, 29.8%, 08/02/2027 (a)(q)	Upstart	08/05/2022	1,190	1,157	1,159
FW3324396.SRDUP, 29.35%, 08/02/2027 (a)(l)(q)	Upstart	08/05/2022	3,356	3,265	3,283
FW3324464.SRDUP, 21.19%, 08/02/2027 (a)(l)(q)	Upstart	08/05/2022	3,134	3,048	3,075
FW3324483.SRDUP, 29.97%, 08/04/2027 (a)(l)(q)	Upstart	08/09/2022	6,654	6,455	6,511
FW3324853.SRDUP, 10.84%, 08/02/2027 (a)(q)	Upstart	08/05/2022	40,397	39,325	40,225
FW3324933.SRDUP, 29.97%, 08/02/2027 (a)(l)(q)	Upstart	08/05/2022	1,698	1,649	1,660
FW3324961.SRDUP, 24.73%, 08/02/2027 (a)(q)	Upstart	08/05/2022	3,056	2,972	2,992
FW3324974.SRDUP, 25.52%, 08/02/2027 (a)(q)	Upstart	08/05/2022	31,165	30,304	30,431
FW3324985.SRDUP, 29.99%, 08/02/2027 (a)(l)(q)	Upstart	08/05/2022	1,219	1,183	1,191
FW3324995.SRDUP, 15.14%, 08/02/2027 (a)(q)	Upstart	08/05/2022	3,171	3,085	3,132
FW3325006.SRDUP, 23.27%, 08/02/2025 (a)(q)	Upstart	08/05/2022	968	943	951
FW3325052.SRDUP, 13.2%, 08/02/2025 (a)(q)	Upstart	08/05/2022	2,269	2,215	2,247
FW3325086.SRDUP, 29.87%, 08/02/2027 (a)(q)	Upstart	08/05/2022	2,338	2,273	2,288
FW3325088.SRDUP, 26.73%, 08/02/2027 (a)(l)(q)	Upstart	08/05/2022	10,745	10,423	1,980
FW3325097.SRDUP, 25.48%, 08/02/2027 (a)(l)(q)	Upstart	08/05/2022	6,411	6,218	1,267
FW3325108.SRDUP, 21.19%, 08/02/2027 (a)(l)(q)	Upstart	08/05/2022	5,649	5,479	1,457
FW3325149.SRDUP, 30%, 08/02/2027 (a)(l)(q)	Upstart	08/05/2022	1,589	1,541	225
FW3325156.SRDUP, 29.93%, 08/02/2027 (a)(q)	Upstart	08/05/2022	2,152	2,092	2,100
FW3325207.SRDUP, 30.07%, 08/02/2027 (a)(q)	Upstart	08/05/2022	1,978	1,921	1,934
FW3325256.SRDUP, 30.05%, 08/02/2027 (a)(q)	Upstart	08/05/2022	1,684	1,637	1,648
FW3325340.SRDUP, 29.99%, 08/02/2027 (a)(q)	Upstart	08/05/2022	39,855	38,744	38,991
FW3325379.SRDUP, 24.8%, 08/02/2027 (a)(q)	Upstart	08/05/2022	5,603	5,449	5,483
FW3325509.SRDUP, 14.84%, 08/02/2027 (a)(q)	Upstart	08/05/2022	18,104	17,617	17,885
FW3325541.SRDUP, 20.77%, 08/02/2027 (a)(q)	Upstart	08/05/2022	2,754	2,679	2,720
FW3325578.SRDUP, 16.08%, 08/02/2027 (a)(l)(q)	Upstart	08/05/2022	5,460	5,296	774
FW3325593.SRDUP, 26.71%, 08/02/2027 (a)(q)	Upstart	08/05/2022	11,157	10,848	10,921
FW3325608.SRDUP, 24.05%, 08/02/2025 (a)(q)	Upstart	08/05/2022	2,087	2,036	2,052
FW3325611.SRDUP, 15.94%, 08/02/2027 (a)(q)	Upstart	08/05/2022	2,723	2,650	2,690
FW3325633.SRDUP, 13.36%, 08/02/2027 (a)(l)(q)	Upstart	08/05/2022	5,472	5,308	775
FW3325643.SRDUP, 26.36%, 08/02/2027 (a)(l)(q)	Upstart	08/05/2022	8,779	8,516	1,244
FW3325648.SRDUP, 24.67%, 08/02/2027 (a)(l)(q)	Upstart	08/05/2022	2,042	1,983	1,994
FW3325668.SRDUP, 26.99%, 08/02/2027 (a)(q)	Upstart	08/05/2022	10,698	10,401	10,471
FW3325698.SRDUP, 23.8%, 08/02/2027 (a)(q)	Upstart	08/05/2022	46,212	44,940	45,134
FW3327515.SRDUP, 23.25%, 08/03/2027 (a)(l)(q)	Upstart	08/08/2022	1,680	1,630	772
FW3327605.SRDUP, 29.94%, 08/03/2027 (a)(q)	Upstart	08/08/2022	7,578	7,391	7,418
FW3327849.SRDUP, 26.35%, 08/18/2027 (a)(q)	Upstart	08/08/2022	23,877	23,216	23,386
FW3327970.SRDUP, 13.12%, 08/03/2025 (a)(q)	Upstart	08/08/2022	2,025	1,977	2,005
FW3327976.SRDUP, 27.35%, 08/03/2027 (a)(q)	Upstart	08/08/2022	3,267	3,187	3,195
FW3327988.SRDUP, 25.41%, 08/03/2027 (a)(q)	Upstart	08/08/2022	1,484	1,443	1,453
FW3327990.SRDUP, 29.47%, 08/03/2027 (a)(q)	Upstart	08/08/2022	5,141	5,014	5,033
FW3328009.SRDUP, 24.67%, 08/03/2025 (a)(q)	Upstart	08/08/2022	1,254	1,224	1,219
FW3328044.SRDUP, 26.59%, 08/03/2027 (a)(q)	Upstart	08/08/2022	2,626	2,553	2,570
FW3328049.SRDUP, 29.55%, 08/03/2027 (a)(q)	Upstart	08/08/2022	3,739	3,635	3,651
FW3328063.SRDUP, 29.71%, 01/03/2028 (a)(l)(q)	Upstart	08/08/2022	1,494	1,452	1,469
FW3328096.SRDUP, 27.34%, 08/03/2027 (a)(q)	Upstart	08/08/2022	13,964	13,576	13,674
FW3328102.SRDUP, 29.24%, 08/03/2027 (a)(l)(q)	Upstart	08/08/2022	33,514	32,514	16,939
FW3328115.SRDUP, 16.29%, 08/03/2027 (a)(q)	Upstart	08/08/2022	3,271	3,181	3,229

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 7.5% (continued)
FW3328126.SRDUP, 17.33%, 08/03/2027 (a)(q)	Upstart	08/08/2022	$19,673	$19,140	$19,435
FW3328140.SRDUP, 29.18%, 08/03/2027 (a)(q)	Upstart	08/08/2022	1,028	999	1,006
FW3328184.SRDUP, 22.32%, 08/03/2025 (a)(q)	Upstart	08/08/2022	596	581	583
FW3328185.SRDUP, 15.82%, 08/03/2025 (a)(q)	Upstart	08/08/2022	1,225	1,196	1,211
FW3328211.SRDUP, 23.94%, 08/03/2027 (a)(q)	Upstart	08/08/2022	5,085	4,961	4,968
FW3328228.SRDUP, 20.12%, 08/03/2025 (a)(q)	Upstart	08/08/2022	12,395	12,094	12,195
FW3328235.SRDUP, 28.15%, 08/03/2027 (a)(q)	Upstart	08/08/2022	860	836	839
FW3328332.SRDUP, 25.23%, 08/03/2027 (a)(q)	Upstart	08/08/2022	9,042	8,792	8,846
FW3328364.SRDUP, 13.16%, 08/03/2027 (a)(q)	Upstart	08/08/2022	6,188	6,022	6,139
FW3328376.SRDUP, 29.97%, 08/03/2027 (a)(q)	Upstart	08/08/2022	16,000	15,554	15,650
FW3328387.SRDUP, 29.92%, 08/03/2027 (a)(l)(q)	Upstart	08/08/2022	1,322	1,282	669
FW3328395.SRDUP, 30.01%, 08/03/2027 (a)(l)(q)	Upstart	08/08/2022	2,125	2,066	2,078
FW3328491.SRDUP, 11.48%, 08/03/2027 (a)(q)	Upstart	08/08/2022	2,781	2,707	2,769
FW3328517.SRDUP, 24.78%, 08/03/2027 (a)(q)	Upstart	08/08/2022	10,187	9,906	9,952
FW3328524.SRDUP, 27.48%, 08/03/2025 (a)(q)	Upstart	08/08/2022	1,432	1,396	1,391
FW3328577.SRDUP, 24.9%, 08/03/2027 (a)(q)	Upstart	08/08/2022	9,285	9,029	9,090
FW3328582.SRDUP, 21.75%, 08/03/2025 (a)(l)(q)	Upstart	08/08/2022	2,071	2,021	2,038
FW3328589.SRDUP, 29.59%, 08/03/2027 (a)(q)	Upstart	08/08/2022	1,707	1,657	1,670
FW3328594.SRDUP, 26.16%, 08/03/2027 (a)(q)	Upstart	08/08/2022	4,644	4,515	4,548
FW3328613.SRDUP, 29.89%, 08/03/2027 (a)(q)	Upstart	08/08/2022	2,432	2,364	2,381
FW3328712.SRDUP, 26.76%, 08/03/2027 (a)(q)	Upstart	08/08/2022	8,369	8,137	8,173
FW3328756.SRDUP, 20.86%, 08/03/2027 (a)(q)	Upstart	08/08/2022	9,414	9,156	9,294
FW3328766.SRDUP, 29.55%, 08/03/2027 (a)(l)(q)	Upstart	08/08/2022	24,230	23,503	3,433
FW3328808.SRDUP, 29.97%, 08/03/2027 (a)(l)(q)	Upstart	08/08/2022	1,753	1,700	345
FW3328875.SRDUP, 22.16%, 08/03/2027 (a)(q)	Upstart	08/08/2022	13,814	13,436	13,500
FW3328971.SRDUP, 29.99%, 08/03/2027 (a)(l)(q)	Upstart	08/08/2022	3,175	3,080	626
FW3328972.SRDUP, 21.95%, 08/03/2025 (a)(q)	Upstart	08/08/2022	2,810	2,742	2,764
FW3328979.SRDUP, 26.92%, 08/03/2027 (a)(l)(q)	Upstart	08/08/2022	5,178	5,023	734
FW3328999.SRDUP, 16.13%, 08/03/2027 (a)(q)	Upstart	08/08/2022	908	884	897
FW3329145.SRDUP, 18.44%, 08/03/2025 (a)(q)	Upstart	08/08/2022	1,645	1,605	1,627
FW3329184.SRDUP, 26.3%, 08/03/2027 (a)(q)	Upstart	08/08/2022	10,381	10,127	10,178
FW3329195.SRDUP, 29.87%, 08/03/2027 (a)(l)(q)	Upstart	08/08/2022	7,092	6,879	2,037
FW3329197.SRDUP, 15.04%, 08/03/2027 (a)(q)	Upstart	08/08/2022	6,339	6,169	6,264
FW3329317.SRDUP, 16.8%, 08/03/2025 (a)(q)	Upstart	08/08/2022	1,228	1,199	1,215
FW3329332.SRDUP, 26.46%, 08/03/2027 (a)(q)	Upstart	08/08/2022	12,452	12,107	12,162
FW3329339.SRDUP, 26.91%, 08/03/2025 (a)(q)	Upstart	08/08/2022	2,105	2,053	2,041
FW3329383.SRDUP, 29.72%, 08/03/2027 (a)(l)(q)	Upstart	08/08/2022	4,270	4,142	2,156
FW3329386.SRDUP, 26.2%, 08/03/2027 (a)(q)	Upstart	08/08/2022	4,210	4,093	4,104
FW3329402.SRDUP, 29.78%, 08/03/2027 (a)(q)	Upstart	08/08/2022	1,777	1,727	1,739
FW3329489.SRDUP, 29.83%, 08/03/2027 (a)(l)(q)	Upstart	08/08/2022	4,401	4,269	269
FW3329531.SRDUP, 11.18%, 08/03/2027 (a)(l)(q)	Upstart	08/08/2022	32,325	31,356	7,621
FW3329548.SRDUP, 24.99%, 08/03/2027 (a)(l)(q)	Upstart	08/08/2022	3,825	3,710	759
FW3329588.SRDUP, 11.34%, 08/03/2025 (a)(q)	Upstart	08/08/2022	3,863	3,772	3,825
FW3329630.SRDUP, 29.93%, 08/03/2027 (a)(l)(q)	Upstart	08/08/2022	7,748	7,532	7,583
FW3329640.SRDUP, 29.99%, 08/03/2027 (a)(q)	Upstart	08/08/2022	17,215	16,734	16,851
FW3329721.SRDUP, 30.01%, 08/03/2027 (a)(q)	Upstart	08/08/2022	2,670	2,595	2,597
FW3329730.SRDUP, 29.76%, 08/03/2027 (a)(l)(q)	Upstart	08/08/2022	3,547	3,440	503
FW3330488.SRDUP, 30.01%, 08/04/2027 (a)(q)	Upstart	08/09/2022	2,620	2,547	2,566
FW3330594.SRDUP, 18.05%, 08/04/2025 (a)(q)	Upstart	08/09/2022	4,108	4,021	4,044
FW3330687.SRDUP, 27.66%, 08/04/2027 (a)(q)	Upstart	08/09/2022	28,038	27,259	27,471
FW3330957.SRDUP, 21.81%, 08/04/2027 (a)(l)(q)	Upstart	08/09/2022	2,246	2,179	318
FW3331079.SRDUP, 30.01%, 08/04/2027 (a)(q)	Upstart	08/09/2022	2,526	2,456	2,474
FW3331217.SRDUP, 30.06%, 08/04/2027 (a)(q)	Upstart	08/09/2022	19,744	19,192	19,321
FW3331251.SRDUP, 20.33%, 08/04/2027 (a)(q)	Upstart	08/09/2022	3,210	3,123	3,152
FW3331257.SRDUP, 16.1%, 08/04/2027 (a)(q)	Upstart	08/09/2022	7,718	7,534	7,627

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 7.5% (continued)
FW3331287.SRDUP, 29.88%, 08/04/2027 (a)(q)	Upstart	08/09/2022	$2,432	$2,364	$2,382
FW3331303.SRDUP, 26%, 08/04/2027 (a)(q)	Upstart	08/09/2022	2,600	2,528	2,551
FW3331394.SRDUP, 22.32%, 08/04/2025 (a)(l)(q)	Upstart	08/09/2022	1,820	1,765	362
FW3331448.SRDUP, 22.67%, 08/04/2027 (a)(q)	Upstart	08/09/2022	6,454	6,277	6,309
FW3331463.SRDUP, 27.14%, 08/04/2027 (a)(q)	Upstart	08/09/2022	27,801	27,030	27,234
FW3331533.SRDUP, 29.85%, 08/04/2027 (a)(q)	Upstart	08/09/2022	3,274	3,179	3,203
FW3331541.SRDUP, 20.98%, 08/04/2027 (a)(l)(q)	Upstart	08/09/2022	13,705	13,296	6,137
FW3331603.SRDUP, 23.17%, 08/04/2027 (a)(l)(q)	Upstart	08/09/2022	9,536	9,251	4,356
FW3331621.SRDUP, 29.83%, 08/04/2027 (a)(q)	Upstart	08/09/2022	3,461	3,364	3,390
FW3331649.SRDUP, 24.36%, 08/04/2025 (a)(q)	Upstart	08/09/2022	5,849	5,706	5,754
FW3331683.SRDUP, 29.85%, 08/04/2027 (a)(q)	Upstart	08/09/2022	2,245	2,182	2,199
FW3331708.SRDUP, 12.35%, 08/04/2027 (a)(q)	Upstart	08/09/2022	15,019	14,617	14,903
FW3331716.SRDUP, 15.29%, 08/04/2027 (a)(q)	Upstart	08/09/2022	16,891	16,436	16,756
FW3331725.SRDUP, 26.15%, 08/04/2027 (a)(q)	Upstart	08/09/2022	1,300	1,268	1,276
FW3331733.SRDUP, 27.48%, 08/04/2025 (a)(l)(q)	Upstart	08/09/2022	2,642	2,572	828
FW3331744.SRDUP, 27.71%, 08/04/2027 (a)(q)	Upstart	08/09/2022	932	906	913
FW3331760.SRDUP, 28.02%, 08/04/2027 (a)(q)	Upstart	08/09/2022	6,245	6,072	6,118
FW3331785.SRDUP, 27.42%, 08/04/2027 (a)(q)	Upstart	08/09/2022	4,697	4,567	4,600
FW3331788.SRDUP, 26.08%, 08/04/2027 (a)(q)	Upstart	08/09/2022	1,114	1,083	1,089
FW3331801.SRDUP, 23.15%, 08/04/2027 (a)(q)	Upstart	08/09/2022	2,769	2,693	2,706
FW3331832.SRDUP, 22.72%, 01/04/2028 (a)(l)(q)	Upstart	08/09/2022	8,733	8,479	8,591
FW3331880.SRDUP, 30.01%, 08/04/2027 (a)(l)(q)	Upstart	08/09/2022	4,267	4,139	253
FW3331907.SRDUP, 30.07%, 08/04/2027 (a)(q)	Upstart	08/09/2022	1,123	1,092	1,100
FW3331961.SRDUP, 29.87%, 08/04/2027 (a)(q)	Upstart	08/09/2022	2,077	2,019	2,034
FW3331969.SRDUP, 27.82%, 08/04/2027 (a)(l)(q)	Upstart	08/09/2022	40,648	39,428	2,529
FW3331977.SRDUP, 16.55%, 08/04/2027 (a)(q)	Upstart	08/09/2022	2,545	2,477	2,515
FW3331979.SRDUP, 19.05%, 08/04/2027 (a)(q)	Upstart	08/09/2022	5,030	4,893	4,969
FW3331984.SRDUP, 14.96%, 08/04/2027 (a)(q)	Upstart	08/09/2022	995	968	983
FW3332008.SRDUP, 26.27%, 08/04/2027 (a)(q)	Upstart	08/09/2022	1,300	1,264	1,271
FW3332028.SRDUP, 29.9%, 08/04/2027 (a)(q)	Upstart	08/09/2022	1,964	1,910	1,924
FW3332086.SRDUP, 29.89%, 08/04/2027 (a)(q)	Upstart	08/09/2022	2,338	2,273	2,290
FW3332138.SRDUP, 25.52%, 08/04/2025 (a)(q)	Upstart	08/09/2022	16,762	16,348	16,487
FW3332143.SRDUP, 24.99%, 08/04/2027 (a)(q)	Upstart	08/09/2022	18,539	18,028	18,115
FW3332175.SRDUP, 24.42%, 08/04/2027 (a)(q)	Upstart	08/09/2022	4,631	4,500	4,526
FW3332179.SRDUP, 29.63%, 08/04/2027 (a)(q)	Upstart	08/09/2022	1,122	1,091	1,099
FW3332210.SRDUP, 29.87%, 08/04/2027 (a)(q)	Upstart	08/09/2022	1,216	1,182	1,191
FW3332213.SRDUP, 30.02%, 08/04/2027 (a)(q)	Upstart	08/09/2022	1,871	1,819	1,833
FW3332232.SRDUP, 25.14%, 08/04/2027 (a)(q)	Upstart	08/09/2022	14,132	13,717	13,842
FW3332235.SRDUP, 29.08%, 08/04/2027 (a)(q)	Upstart	08/09/2022	1,027	999	1,006
FW3332239.SRDUP, 29.3%, 08/04/2027 (a)(q)	Upstart	08/09/2022	1,226	1,191	1,198
FW3332260.SRDUP, 23.31%, 08/04/2025 (a)(q)	Upstart	08/09/2022	1,667	1,626	1,648
FW3332281.SRDUP, 29.98%, 08/04/2027 (a)(q)	Upstart	08/09/2022	1,310	1,273	1,283
FW3332296.SRDUP, 18.25%, 08/04/2025 (a)(q)	Upstart	08/09/2022	8,797	8,609	8,660
FW3332297.SRDUP, 23.1%, 08/04/2027 (a)(l)(q)	Upstart	08/09/2022	1,426	1,383	102
FW3332313.SRDUP, 29.22%, 08/04/2027 (a)(q)	Upstart	08/09/2022	5,677	5,508	5,554
FW3332326.SRDUP, 26.16%, 08/04/2027 (a)(q)	Upstart	08/09/2022	3,050	2,965	2,980
FW3332329.SRDUP, 30.05%, 08/04/2027 (a)(q)	Upstart	08/09/2022	2,340	2,274	2,289
FW3332338.SRDUP, 17.03%, 08/04/2027 (a)(q)	Upstart	08/09/2022	45,529	44,297	44,984
FW3332409.SRDUP, 20.42%, 08/04/2027 (a)(q)	Upstart	08/09/2022	20,645	20,044	20,267
FW3332427.SRDUP, 22.31%, 08/04/2027 (a)(q)	Upstart	08/09/2022	3,685	3,596	3,602
FW3333083.SRDUP, 23.01%, 08/05/2027 (a)(q)	Upstart	08/10/2022	5,167	5,025	5,073
FW3333700.SRDUP, 29.68%, 08/05/2027 (a)(q)	Upstart	08/10/2022	2,151	2,091	2,108
FW3333960.SRDUP, 17.66%, 08/05/2027 (a)(q)	Upstart	08/10/2022	14,078	13,696	13,911
FW3334082.SRDUP, 26.47%, 08/05/2027 (a)(q)	Upstart	08/10/2022	2,416	2,349	2,364
FW3334226.SRDUP, 29.58%, 08/05/2027 (a)(q)	Upstart	08/10/2022	4,674	4,544	4,581

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 7.5% (continued)
FW3334241.SRDUP, 25.18%, 08/05/2027 (a)(q)	Upstart	08/10/2022	$4,171	$4,056	$4,091
FW3334372.SRDUP, 30.05%, 08/05/2027 (a)(l)(q)	Upstart	08/10/2022	7,890	7,653	1,566
FW3334474.SRDUP, 28.4%, 08/05/2027 (a)(q)	Upstart	08/10/2022	13,992	13,603	13,715
FW3334482.SRDUP, 20.83%, 08/05/2025 (a)(q)	Upstart	08/10/2022	2,815	2,746	2,771
FW3334502.SRDUP, 29.93%, 08/05/2027 (a)(q)	Upstart	08/10/2022	7,484	7,275	7,334
FW3334533.SRDUP, 26.94%, 08/05/2025 (a)(q)	Upstart	08/10/2022	925	902	900
FW3334575.SRDUP, 29.72%, 08/05/2027 (a)(l)(q)	Upstart	08/10/2022	1,986	1,927	395
FW3334602.SRDUP, 29.98%, 08/05/2027 (a)(l)(q)	Upstart	08/10/2022	4,233	4,106	841
FW3334603.SRDUP, 27.51%, 06/05/2026 (a)(q)	Upstart	08/10/2022	3,139	3,047	3,050
FW3334619.SRDUP, 29.69%, 08/05/2027 (a)(q)	Upstart	08/10/2022	6,604	6,420	6,468
FW3334881.SRDUP, 27.43%, 08/05/2025 (a)(q)	Upstart	08/10/2022	1,432	1,391	1,391
FW3334909.SRDUP, 29.54%, 08/05/2027 (a)(q)	Upstart	08/10/2022	4,300	4,180	4,219
FW3334945.SRDUP, 24.18%, 08/05/2027 (a)(q)	Upstart	08/10/2022	9,255	8,985	9,085
FW3334948.SRDUP, 29.94%, 08/05/2027 (a)(q)	Upstart	08/10/2022	4,584	4,456	4,492
FW3334972.SRDUP, 30.04%, 08/05/2027 (a)(l)(q)	Upstart	08/10/2022	11,674	11,356	11,432
FW3334977.SRDUP, 24.24%, 08/05/2027 (a)(q)	Upstart	08/10/2022	30,897	30,045	30,207
FW3334990.SRDUP, 14.73%, 08/05/2027 (a)(q)	Upstart	08/10/2022	20,179	19,636	19,946
FW3335002.SRDUP, 29.73%, 08/05/2027 (a)(q)	Upstart	08/10/2022	1,684	1,637	1,648
FW3335003.SRDUP, 23.08%, 08/05/2027 (a)(q)	Upstart	08/10/2022	15,276	14,856	14,931
FW3335014.SRDUP, 11.11%, 08/05/2027 (a)(q)	Upstart	08/10/2022	24,236	23,592	24,129
FW3335030.SRDUP, 26.84%, 08/05/2027 (a)(q)	Upstart	08/10/2022	26,116	25,411	25,592
FW3335053.SRDUP, 15.38%, 08/05/2025 (a)(q)	Upstart	08/10/2022	2,447	2,388	2,421
FW3335083.SRDUP, 20.95%, 08/05/2027 (a)(q)	Upstart	08/10/2022	3,582	3,484	3,518
FW3335088.SRDUP, 29.75%, 08/05/2027 (a)(q)	Upstart	08/10/2022	4,210	4,086	4,121
FW3335094.SRDUP, 29.53%, 08/05/2027 (a)(l)(q)	Upstart	08/10/2022	2,520	2,445	156
FW3335097.SRDUP, 27.02%, 08/05/2027 (a)(q)	Upstart	08/10/2022	15,751	15,328	15,423
FW3335130.SRDUP, 22.23%, 08/05/2027 (a)(l)(q)	Upstart	08/10/2022	13,777	13,373	13,528
FW3335133.SRDUP, 16.79%, 08/05/2025 (a)(q)	Upstart	08/10/2022	3,712	3,623	3,670
FW3335134.SRDUP, 30.05%, 08/05/2027 (a)(q)	Upstart	08/10/2022	1,236	1,202	1,207
FW3335142.SRDUP, 28.14%, 08/05/2027 (a)(l)(q)	Upstart	08/10/2022	6,719	6,517	952
FW3335178.SRDUP, 17.96%, 08/05/2027 (a)(q)	Upstart	08/10/2022	31,926	31,059	31,548
FW3335207.SRDUP, 26.84%, 08/05/2027 (a)(q)	Upstart	08/10/2022	1,074	1,044	1,050
FW3335227.SRDUP, 27.63%, 08/05/2027 (a)(q)	Upstart	08/10/2022	6,520	6,339	6,372
FW3335266.SRDUP, 30.02%, 08/05/2027 (a)(l)(q)	Upstart	08/10/2022	575	558	569
FW3335303.SRDUP, 29.12%, 08/05/2027 (a)(q)	Upstart	08/10/2022	2,993	2,909	2,933
FW3335339.SRDUP, 24.77%, 08/05/2027 (a)(q)	Upstart	08/10/2022	7,459	7,236	7,294
FW3335380.SRDUP, 29.91%, 08/05/2027 (a)(l)(q)	Upstart	08/10/2022	5,622	5,454	1,624
FW3335386.SRDUP, 30.08%, 08/10/2027 (a)(q)	Upstart	08/15/2022	4,211	4,093	4,138
FW3335405.SRDUP, 28.36%, 08/05/2027 (a)(l)(q)	Upstart	08/10/2022	7,047	6,851	6,905
FW3335412.SRDUP, 27.67%, 08/05/2027 (a)(q)	Upstart	08/10/2022	1,211	1,177	1,187
FW3335417.SRDUP, 22.49%, 08/05/2027 (a)(q)	Upstart	08/10/2022	13,824	13,445	13,575
FW3336367.SRDUP, 29.8%, 08/09/2027 (a)(q)	Upstart	08/12/2022	2,525	2,455	2,480
FW3336632.SRDUP, 29.91%, 08/08/2027 (a)(q)	Upstart	08/11/2022	942	915	919
FW3336648.SRDUP, 22.91%, 08/08/2027 (a)(q)	Upstart	08/11/2022	5,350	5,203	5,237
FW3336660.SRDUP, 27.43%, 08/08/2027 (a)(q)	Upstart	08/11/2022	4,655	4,526	4,571
FW3336667.SRDUP, 29.74%, 08/08/2027 (a)(q)	Upstart	08/11/2022	5,143	5,000	5,049
FW3336668.SRDUP, 29.34%, 08/08/2027 (a)(l)(q)	Upstart	08/11/2022	1,211	1,177	1,189
FW3336705.SRDUP, 20.79%, 01/08/2028 (a)(l)(q)	Upstart	08/11/2022	8,626	8,371	8,503
FW3336858.SRDUP, 24.44%, 08/08/2027 (a)(q)	Upstart	08/11/2022	5,183	5,039	5,092
FW3336867.SRDUP, 29.69%, 01/08/2028 (a)(l)(q)	Upstart	08/11/2022	1,612	1,566	1,578
FW3336872.SRDUP, 22.2%, 08/08/2027 (a)(l)(q)	Upstart	08/11/2022	3,207	3,119	3,139
FW3336885.SRDUP, 29.07%, 08/08/2027 (a)(q)	Upstart	08/11/2022	1,588	1,544	1,559
FW3336986.SRDUP, 29.53%, 08/08/2027 (a)(l)(q)	Upstart	08/11/2022	1,163	1,128	339
FW3336989.SRDUP, 25.23%, 08/08/2027 (a)(q)	Upstart	08/11/2022	4,635	4,507	4,553
FW3337007.SRDUP, 25.73%, 08/08/2027 (a)(q)	Upstart	08/11/2022	41,384	40,238	40,888

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 7.5% (continued)
FW3337009.SRDUP, 29.97%, 08/08/2027 (a)(q)	Upstart	08/11/2022	$1,029	$1,000	$1,009
FW3337110.SRDUP, 29.89%, 08/08/2027 (a)(q)	Upstart	08/11/2022	2,925	2,844	2,863
FW3337111.SRDUP, 23.46%, 08/08/2027 (a)(q)	Upstart	08/11/2022	3,694	3,592	3,630
FW3337133.SRDUP, 21.04%, 01/08/2028 (a)(l)(q)	Upstart	08/11/2022	3,905	3,798	3,857
FW3337139.SRDUP, 24.85%, 08/08/2027 (a)(q)	Upstart	08/11/2022	5,187	5,044	5,076
FW3337195.SRDUP, 29.45%, 08/08/2027 (a)(q)	Upstart	08/11/2022	1,614	1,569	1,580
FW3337303.SRDUP, 22.63%, 08/08/2027 (a)(q)	Upstart	08/11/2022	21,208	20,694	20,959
FW3337341.SRDUP, 27.04%, 08/08/2027 (a)(l)(q)	Upstart	08/11/2022	1,985	1,925	281
FW3337412.SRDUP, 11.4%, 08/08/2027 (a)(q)	Upstart	08/11/2022	30,947	30,122	30,724
FW3337420.SRDUP, 29.3%, 08/08/2027 (a)(l)(q)	Upstart	08/11/2022	2,783	2,705	2,731
FW3337431.SRDUP, 11.92%, 08/08/2027 (a)(q)	Upstart	08/11/2022	31,978	31,124	31,746
FW3337484.SRDUP, 29.88%, 01/08/2028 (a)(q)	Upstart	08/11/2022	1,029	999	1,006
FW3337494.SRDUP, 19.77%, 08/08/2027 (a)(q)	Upstart	08/11/2022	18,321	17,821	18,011
FW3337520.SRDUP, 30.04%, 08/08/2027 (a)(l)(q)	Upstart	08/11/2022	18,400	17,848	2,607
FW3337548.SRDUP, 25.39%, 08/08/2027 (a)(q)	Upstart	08/11/2022	2,225	2,164	2,178
FW3337554.SRDUP, 21.23%, 08/08/2027 (a)(l)(q)	Upstart	08/11/2022	1,558	1,516	1,531
FW3337613.SRDUP, 29.37%, 08/08/2027 (a)(q)	Upstart	08/11/2022	1,589	1,544	1,560
FW3337621.SRDUP, 20.81%, 01/08/2028 (a)(l)(q)	Upstart	08/11/2022	6,310	6,137	6,207
FW3337628.SRDUP, 21.82%, 08/08/2027 (a)(q)	Upstart	08/11/2022	8,656	8,419	8,507
FW3337658.SRDUP, 27.81%, 08/08/2027 (a)(q)	Upstart	08/11/2022	5,613	5,457	5,506
FW3337659.SRDUP, 29.79%, 08/08/2027 (a)(q)	Upstart	08/11/2022	1,870	1,818	1,829
FW3337707.SRDUP, 24.23%, 08/08/2027 (a)(q)	Upstart	08/11/2022	5,233	5,079	5,123
FW3337729.SRDUP, 28.27%, 08/08/2027 (a)(q)	Upstart	08/11/2022	14,462	14,060	14,182
FW3337731.SRDUP, 17.92%, 08/08/2027 (a)(q)	Upstart	08/11/2022	8,119	7,898	8,026
FW3337737.SRDUP, 19.97%, 08/08/2027 (a)(q)	Upstart	08/11/2022	7,327	7,127	7,203
FW3337761.SRDUP, 29.82%, 08/08/2027 (a)(q)	Upstart	08/11/2022	2,151	2,091	2,112
FW3337781.SRDUP, 27.26%, 08/08/2027 (a)(q)	Upstart	08/11/2022	13,802	13,418	13,544
FW3337806.SRDUP, 19.81%, 08/08/2025 (a)(q)	Upstart	08/11/2022	1,651	1,611	1,628
FW3337808.SRDUP, 20.29%, 08/08/2025 (a)(q)	Upstart	08/11/2022	4,960	4,839	4,889
FW3337844.SRDUP, 18.81%, 08/08/2027 (a)(q)	Upstart	08/11/2022	7,193	6,998	7,112
FW3337932.SRDUP, 29.88%, 08/08/2027 (a)(q)	Upstart	08/11/2022	1,122	1,091	1,102
FW3337939.SRDUP, 29.98%, 08/08/2027 (a)(q)	Upstart	08/11/2022	6,893	6,707	6,737
FW3337949.SRDUP, 29.75%, 08/08/2027 (a)(q)	Upstart	08/11/2022	7,762	7,545	7,619
FW3337955.SRDUP, 17.78%, 08/08/2027 (a)(q)	Upstart	08/11/2022	13,230	12,871	13,075
FW3337966.SRDUP, 29.69%, 08/08/2027 (a)(q)	Upstart	08/11/2022	3,366	3,272	3,305
FW3338069.SRDUP, 26.37%, 08/08/2027 (a)(q)	Upstart	08/11/2022	6,504	6,324	6,388
FW3340271.SRDUP, 29.62%, 08/09/2027 (a)(q)	Upstart	08/12/2022	1,215	1,181	1,194
FW3340712.SRDUP, 29.63%, 08/09/2027 (a)(q)	Upstart	08/12/2022	1,590	1,545	1,560
FW3341295.SRDUP, 29.62%, 08/09/2027 (a)(q)	Upstart	08/12/2022	1,870	1,824	1,837
FW3341443.SRDUP, 29.93%, 08/09/2027 (a)(q)	Upstart	08/12/2022	1,123	1,091	1,103
FW3341548.SRDUP, 21.28%, 08/10/2025 (a)(q)	Upstart	08/15/2022	4,973	4,852	4,905
FW3341613.SRDUP, 24.57%, 08/09/2025 (a)(q)	Upstart	08/12/2022	4,202	4,089	4,093
FW3341651.SRDUP, 22.11%, 08/09/2027 (a)(q)	Upstart	08/12/2022	1,330	1,293	1,307
FW3341659.SRDUP, 28.27%, 08/09/2027 (a)(l)(q)	Upstart	08/12/2022	27,351	26,530	3,876
FW3341670.SRDUP, 19.41%, 08/09/2027 (a)(l)(q)	Upstart	08/12/2022	3,096	3,011	3,060
FW3341702.SRDUP, 12.87%, 08/09/2025 (a)(q)	Upstart	08/12/2022	1,134	1,107	1,124
FW3341732.SRDUP, 20.58%, 08/09/2027 (a)(q)	Upstart	08/12/2022	10,554	10,265	10,378
FW3341786.SRDUP, 29.66%, 01/09/2028 (a)(l)(q)	Upstart	08/12/2022	1,680	1,630	1,655
FW3341803.SRDUP, 20.81%, 08/09/2025 (a)(q)	Upstart	08/12/2022	3,293	3,213	3,246
FW3341835.SRDUP, 9.73%, 08/09/2027 (a)(q)	Upstart	08/12/2022	2,054	1,999	2,045
FW3341854.SRDUP, 26.59%, 08/09/2025 (a)(q)	Upstart	08/12/2022	20,946	20,426	20,635
FW3341855.SRDUP, 18.78%, 08/09/2027 (a)(q)	Upstart	08/12/2022	3,564	3,467	3,524
FW3341867.SRDUP, 25%, 08/09/2025 (a)(q)	Upstart	08/12/2022	1,255	1,224	1,237
FW3341930.SRDUP, 17.77%, 08/09/2027 (a)(q)	Upstart	08/12/2022	6,371	6,198	6,300
FW3341977.SRDUP, 17.81%, 08/09/2027 (a)(l)(q)	Upstart	08/12/2022	25,229	24,543	24,945

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 7.5% (continued)
FW3342031.SRDUP, 27.21%, 08/09/2027 (a)(l)(q)	Upstart	08/12/2022	$5,600	$5,432	$794
FW3342056.SRDUP, 23.13%, 08/09/2027 (a)(q)	Upstart	08/12/2022	9,229	8,975	9,037
FW3342122.SRDUP, 24.93%, 08/09/2025 (a)(q)	Upstart	08/12/2022	9,205	8,978	8,978
FW3342131.SRDUP, 29.91%, 08/09/2027 (a)(q)	Upstart	08/12/2022	3,601	3,502	3,513
FW3342155.SRDUP, 28.21%, 08/09/2027 (a)(q)	Upstart	08/12/2022	4,662	4,533	4,580
FW3342160.SRDUP, 28.38%, 08/09/2027 (a)(q)	Upstart	08/12/2022	15,857	15,467	15,578
FW3342171.SRDUP, 23.38%, 08/09/2027 (a)(q)	Upstart	08/12/2022	2,081	2,024	2,045
FW3342182.SRDUP, 24.77%, 01/09/2028 (a)(l)(q)	Upstart	08/12/2022	2,331	2,261	2,287
FW3342190.SRDUP, 21.86%, 08/09/2025 (a)(q)	Upstart	08/12/2022	4,151	4,049	4,092
FW3342195.SRDUP, 28.61%, 01/09/2028 (a)(l)(q)	Upstart	08/12/2022	2,391	2,319	653
FW3342267.SRDUP, 19.04%, 08/09/2025 (a)(q)	Upstart	08/12/2022	1,828	1,784	1,800
FW3342276.SRDUP, 22.57%, 08/09/2027 (a)(q)	Upstart	08/12/2022	8,204	7,978	8,065
FW3342297.SRDUP, 27.42%, 01/09/2028 (a)(l)(q)	Upstart	08/12/2022	24,602	23,864	7,084
FW3342303.SRDUP, 24.39%, 08/09/2027 (a)(q)	Upstart	08/12/2022	5,367	5,219	5,255
FW3342304.SRDUP, 25.47%, 08/09/2027 (a)(q)	Upstart	08/12/2022	8,813	8,567	8,636
FW3342306.SRDUP, 23.18%, 08/09/2027 (a)(q)	Upstart	08/12/2022	923	898	907
FW3342326.SRDUP, 24.44%, 08/09/2027 (a)(q)	Upstart	08/12/2022	8,969	8,721	8,774
FW3342330.SRDUP, 30%, 08/09/2027 (a)(l)(q)	Upstart	08/12/2022	10,658	10,338	665
FW3342367.SRDUP, 23.52%, 08/09/2027 (a)(q)	Upstart	08/12/2022	10,160	9,880	9,949
FW3342389.SRDUP, 30.07%, 08/09/2027 (a)(q)	Upstart	08/12/2022	13,755	13,371	13,510
FW3342408.SRDUP, 29.86%, 08/09/2027 (a)(l)(q)	Upstart	08/12/2022	1,385	1,344	713
FW3342476.SRDUP, 24.31%, 08/09/2027 (a)(l)(q)	Upstart	08/12/2022	2,757	2,681	2,709
FW3342496.SRDUP, 29.87%, 08/09/2027 (a)(q)	Upstart	08/12/2022	1,964	1,909	1,929
FW3342498.SRDUP, 18.28%, 08/09/2027 (a)(q)	Upstart	08/12/2022	15,244	14,830	15,074
FW3342503.SRDUP, 18.53%, 08/09/2025 (a)(q)	Upstart	08/12/2022	3,306	3,226	3,255
FW3342541.SRDUP, 10.19%, 08/09/2027 (a)(q)	Upstart	08/12/2022	2,682	2,619	2,671
FW3342553.SRDUP, 29.9%, 08/09/2027 (a)(q)	Upstart	08/12/2022	2,350	2,292	2,306
FW3342563.SRDUP, 23.8%, 08/09/2027 (a)(l)(q)	Upstart	08/12/2022	24,165	23,440	3,424
FW3342569.SRDUP, 20.93%, 08/09/2025 (a)(q)	Upstart	08/12/2022	828	808	815
FW3342621.SRDUP, 29.85%, 08/09/2027 (a)(q)	Upstart	08/12/2022	9,140	8,886	8,977
FW3342637.SRDUP, 29.79%, 08/09/2027 (a)(q)	Upstart	08/12/2022	1,964	1,909	1,929
FW3342751.SRDUP, 23.38%, 08/09/2027 (a)(l)(q)	Upstart	08/12/2022	48,558	47,271	4,357
FW3342780.SRDUP, 26.32%, 08/09/2027 (a)(q)	Upstart	08/12/2022	26,036	25,313	25,492
FW3343057.SRDUP, 27.27%, 08/10/2027 (a)(q)	Upstart	08/15/2022	885	860	863
FW3343084.SRDUP, 25.43%, 08/10/2027 (a)(q)	Upstart	08/15/2022	1,576	1,533	1,544
FW3343090.SRDUP, 22.15%, 08/10/2027 (a)(q)	Upstart	08/15/2022	5,157	5,032	5,099
FW3343213.SRDUP, 30.01%, 08/10/2027 (a)(q)	Upstart	08/15/2022	2,433	2,365	2,381
FW3343707.SRDUP, 29.96%, 08/10/2027 (a)(q)	Upstart	08/15/2022	1,029	1,000	1,011
FW3343834.SRDUP, 21.73%, 08/10/2025 (a)(l)(q)	Upstart	08/15/2022	1,172	1,144	1,151
FW3343838.SRDUP, 21.16%, 08/10/2027 (a)(q)	Upstart	08/15/2022	2,297	2,234	2,259
FW3343873.SRDUP, 29.88%, 08/10/2027 (a)(q)	Upstart	08/15/2022	1,122	1,091	1,103
FW3343908.SRDUP, 30.06%, 08/10/2027 (a)(q)	Upstart	08/15/2022	1,778	1,728	1,747
FW3344152.SRDUP, 21.48%, 08/10/2025 (a)(q)	Upstart	08/15/2022	4,147	4,045	4,089
FW3344172.SRDUP, 30.05%, 08/10/2027 (a)(l)(q)	Upstart	08/15/2022	1,271	1,233	180
FW3344219.SRDUP, 28.72%, 08/10/2027 (a)(l)(q)	Upstart	08/15/2022	9,450	9,186	9,282
FW3344272.SRDUP, 29.74%, 08/10/2027 (a)(l)(q)	Upstart	08/15/2022	3,490	3,386	206
FW3344313.SRDUP, 29.61%, 08/10/2027 (a)(l)(q)	Upstart	08/15/2022	1,604	1,556	819
FW3344314.SRDUP, 21.81%, 08/10/2027 (a)(q)	Upstart	08/15/2022	8,284	8,056	8,145
FW3344357.SRDUP, 29.8%, 08/10/2027 (a)(q)	Upstart	08/15/2022	2,525	2,455	2,482
FW3344361.SRDUP, 21.4%, 08/10/2025 (a)(q)	Upstart	08/15/2022	12,437	12,168	12,265
FW3344364.SRDUP, 22.98%, 08/10/2027 (a)(q)	Upstart	08/15/2022	4,059	3,961	3,977
FW3344378.SRDUP, 20.97%, 08/10/2025 (a)(q)	Upstart	08/15/2022	1,656	1,616	1,634
FW3344392.SRDUP, 19.81%, 08/10/2027 (a)(q)	Upstart	08/15/2022	5,038	4,901	4,956
FW3344397.SRDUP, 13.04%, 08/10/2027 (a)(q)	Upstart	08/15/2022	2,793	2,718	2,773
FW3344411.SRDUP, 22.74%, 08/10/2027 (a)(q)	Upstart	08/15/2022	1,660	1,620	1,626

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 7.5% (continued)
FW3344412.SRDUP, 25.99%, 08/10/2027 (a)(q)	Upstart	08/15/2022	$3,759	$3,646	$3,683
FW3344452.SRDUP, 16.87%, 08/10/2027 (a)(q)	Upstart	08/15/2022	22,128	21,528	21,880
FW3344502.SRDUP, 29.84%, 08/10/2027 (a)(q)	Upstart	08/15/2022	1,684	1,637	1,655
FW3344529.SRDUP, 29.95%, 08/10/2027 (a)(l)(q)	Upstart	08/15/2022	1,228	1,191	627
FW3344556.SRDUP, 16.43%, 08/10/2025 (a)(q)	Upstart	08/15/2022	1,837	1,793	1,818
FW3344583.SRDUP, 29.04%, 08/10/2027 (a)(q)	Upstart	08/15/2022	1,028	999	1,009
FW3344618.SRDUP, 26.77%, 01/10/2028 (a)(q)	Upstart	08/15/2022	13,368	13,016	13,101
FW3344639.SRDUP, 25.07%, 08/10/2025 (a)(l)(q)	Upstart	08/15/2022	5,496	5,331	779
FW3344663.SRDUP, 30.03%, 01/10/2028 (a)(l)(q)	Upstart	08/15/2022	1,656	1,607	1,625
FW3344688.SRDUP, 24.05%, 01/10/2028 (a)(l)(q)	Upstart	08/15/2022	17,379	16,869	17,079
FW3344704.SRDUP, 27.76%, 08/10/2027 (a)(l)(q)	Upstart	08/15/2022	39,346	38,249	38,651
FW3344751.SRDUP, 27.42%, 08/10/2025 (a)(q)	Upstart	08/15/2022	5,379	5,245	5,236
FW3344753.SRDUP, 24.95%, 08/10/2027 (a)(q)	Upstart	08/15/2022	10,350	10,063	10,135
FW3344754.SRDUP, 19.53%, 08/10/2027 (a)(q)	Upstart	08/15/2022	11,902	11,577	11,769
FW3344757.SRDUP, 28.79%, 08/10/2027 (a)(q)	Upstart	08/15/2022	2,800	2,722	2,753
FW3344767.SRDUP, 22.76%, 08/10/2027 (a)(q)	Upstart	08/15/2022	15,400	14,977	15,144
FW3344787.SRDUP, 19.72%, 08/10/2027 (a)(q)	Upstart	08/15/2022	14,105	13,720	13,948
FW3344806.SRDUP, 29.85%, 08/10/2027 (a)(q)	Upstart	08/15/2022	935	909	919
FW3344828.SRDUP, 28.24%, 08/10/2027 (a)(q)	Upstart	08/15/2022	23,313	22,739	22,823
FW3344861.SRDUP, 26.31%, 08/10/2027 (a)(l)(q)	Upstart	08/15/2022	11,727	11,376	5,478
FW3344875.SRDUP, 25.66%, 08/10/2027 (a)(q)	Upstart	08/15/2022	9,278	9,021	9,124
FW3344886.SRDUP, 23.52%, 08/10/2027 (a)(q)	Upstart	08/15/2022	5,542	5,389	5,428
FW3344919.SRDUP, 29.98%, 08/10/2027 (a)(q)	Upstart	08/15/2022	13,098	12,732	12,871
FW3344925.SRDUP, 29.69%, 08/10/2027 (a)(l)(q)	Upstart	08/15/2022	4,253	4,133	4,174
FW3344973.SRDUP, 24.83%, 08/10/2027 (a)(q)	Upstart	08/15/2022	3,427	3,343	3,356
FW3345014.SRDUP, 23.81%, 08/10/2027 (a)(q)	Upstart	08/15/2022	10,352	10,066	10,182
FW3345025.SRDUP, 19.93%, 08/10/2027 (a)(q)	Upstart	08/15/2022	1,100	1,070	1,087
FW3345027.SRDUP, 16.18%, 08/10/2027 (a)(q)	Upstart	08/15/2022	4,552	4,429	4,503
FW3345029.SRDUP, 29.23%, 08/10/2027 (a)(q)	Upstart	08/15/2022	5,605	5,449	5,509
FW3345036.SRDUP, 27.15%, 08/10/2027 (a)(q)	Upstart	08/15/2022	6,700	6,514	6,587
FW3345070.SRDUP, 29.93%, 08/10/2027 (a)(q)	Upstart	08/15/2022	1,695	1,648	1,665
FW3345074.SRDUP, 21.56%, 08/10/2027 (a)(q)	Upstart	08/15/2022	1,529	1,487	1,497
FW3345093.SRDUP, 15.65%, 08/10/2027 (a)(q)	Upstart	08/15/2022	45,350	44,124	44,860
FW3345108.SRDUP, 21.17%, 08/10/2027 (a)(q)	Upstart	08/15/2022	1,838	1,787	1,808
FW3345110.SRDUP, 25.26%, 08/10/2027 (a)(q)	Upstart	08/15/2022	6,396	6,219	6,290
FW3345122.SRDUP, 26.25%, 08/10/2025 (a)(q)	Upstart	08/15/2022	938	914	922
FW3345143.SRDUP, 22.63%, 08/10/2025 (a)(q)	Upstart	08/15/2022	3,557	3,479	3,506
FW3345145.SRDUP, 29.48%, 08/10/2027 (a)(l)(q)	Upstart	08/15/2022	1,887	1,830	267
FW3345160.SRDUP, 30.02%, 08/10/2027 (a)(q)	Upstart	08/15/2022	297	289	292
FW3345176.SRDUP, 25.55%, 08/10/2027 (a)(l)(q)	Upstart	08/15/2022	18,738	18,178	9,444
FW3345233.SRDUP, 29.98%, 08/10/2027 (a)(q)	Upstart	08/15/2022	363	353	358
FW3345244.SRDUP, 26.94%, 08/10/2027 (a)(q)	Upstart	08/15/2022	25,997	25,222	25,470
FW3345270.SRDUP, 30.04%, 08/10/2027 (a)(l)(q)	Upstart	08/15/2022	4,157	4,032	2,136
FW3373195.SRDUP, 26.3%, 09/02/2027 (a)(q)	Upstart	09/08/2022	2,627	2,553	2,569
FW3382367.SRDUP, 33.18%, 09/01/2027 (a)(l)(q)	Upstart	09/07/2022	2,371	2,312	2,315
FW3383096.SRDUP, 17.73%, 09/01/2025 (a)(l)(q)	Upstart	09/07/2022	844	826	829
FW3383199.SRDUP, 13.78%, 09/02/2025 (a)(l)(q)	Upstart	09/08/2022	5,912	5,734	1,638
FW3387472.SRDUP, 30.56%, 09/01/2027 (a)(q)	Upstart	09/07/2022	37,260	36,207	36,360
FW3389292.SRDUP, 29.4%, 09/01/2027 (a)(q)	Upstart	09/07/2022	2,311	2,247	2,255
FW3391039.SRDUP, 27.26%, 09/01/2025 (a)(l)(q)	Upstart	09/07/2022	6,765	6,593	6,553
FW3391054.SRDUP, 29.59%, 09/01/2027 (a)(l)(q)	Upstart	09/07/2022	3,772	3,666	3,686
FW3391076.SRDUP, 15.12%, 09/01/2027 (a)(l)(q)	Upstart	09/07/2022	8,315	8,089	8,215
FW3391084.SRDUP, 22.44%, 09/01/2027 (a)(l)(q)	Upstart	09/07/2022	10,074	9,795	9,831
FW3391086.SRDUP, 34.1%, 09/01/2025 (a)(l)(q)	Upstart	09/07/2022	9,500	9,215	1,346
FW3391118.SRDUP, 31.16%, 09/01/2027 (a)(l)(q)	Upstart	09/07/2022	1,145	1,110	579

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 7.5% (continued)
FW3391123.SRDUP, 16.23%, 09/01/2027 (a)(q)	Upstart	09/07/2022	$4,797	$4,666	$4,735
FW3391150.SRDUP, 28.29%, 09/01/2027 (a)(q)	Upstart	09/07/2022	2,448	2,380	2,392
FW3391173.SRDUP, 27.7%, 09/01/2027 (a)(l)(q)	Upstart	09/07/2022	1,091	1,058	98
FW3391224.SRDUP, 29.8%, 09/01/2027 (a)(l)(q)	Upstart	09/07/2022	1,924	1,866	552
FW3391232.SRDUP, 33.82%, 09/01/2027 (a)(q)	Upstart	09/07/2022	4,445	4,312	4,340
FW3391252.SRDUP, 29.38%, 09/01/2027 (a)(l)(q)	Upstart	09/07/2022	1,886	1,833	1,842
FW3391261.SRDUP, 34.47%, 09/01/2027 (a)(l)(q)	Upstart	09/07/2022	6,896	6,689	6,734
FW3391265.SRDUP, 18.92%, 09/01/2027 (a)(q)	Upstart	09/07/2022	9,518	9,234	9,393
FW3391282.SRDUP, 33.54%, 09/01/2027 (a)(l)(q)	Upstart	09/07/2022	2,752	2,683	2,686
FW3391326.SRDUP, 33.14%, 09/01/2027 (a)(l)(q)	Upstart	09/07/2022	2,277	2,212	2,223
FW3391331.SRDUP, 26.82%, 09/01/2027 (a)(l)(q)	Upstart	09/07/2022	3,098	3,022	3,024
FW3391334.SRDUP, 33.66%, 09/01/2027 (a)(l)(q)	Upstart	09/07/2022	3,132	3,043	3,058
FW3391350.SRDUP, 17.92%, 09/01/2027 (a)(q)	Upstart	09/07/2022	3,536	3,434	3,491
FW3391354.SRDUP, 29.5%, 09/01/2025 (a)(l)(q)	Upstart	09/07/2022	6,933	6,756	6,801
FW3391367.SRDUP, 14.88%, 09/01/2027 (a)(l)(q)	Upstart	09/07/2022	15,044	14,635	14,860
FW3391392.SRDUP, 29.37%, 09/01/2027 (a)(l)(q)	Upstart	09/07/2022	1,603	1,558	1,564
FW3391398.SRDUP, 30.65%, 09/01/2027 (a)(l)(q)	Upstart	09/07/2022	2,551	2,479	2,492
FW3391443.SRDUP, 27.44%, 09/01/2025 (a)(l)(q)	Upstart	09/07/2022	4,746	4,626	4,601
FW3391449.SRDUP, 33.79%, 09/01/2027 (a)(l)(q)	Upstart	09/07/2022	3,575	3,468	695
FW3391463.SRDUP, 34.41%, 09/01/2027 (a)(l)(q)	Upstart	09/07/2022	7,315	7,107	7,141
FW3391480.SRDUP, 34.2%, 09/01/2027 (a)(q)	Upstart	09/07/2022	13,443	13,064	13,089
FW3391536.SRDUP, 33.17%, 09/01/2027 (a)(l)(q)	Upstart	09/07/2022	2,182	2,120	2,131
FW3391540.SRDUP, 22.54%, 09/01/2027 (a)(q)	Upstart	09/07/2022	6,017	5,850	5,870
FW3391557.SRDUP, 26.26%, 09/01/2025 (a)(l)(q)	Upstart	09/07/2022	2,530	2,455	783
FW3391565.SRDUP, 21.35%, 09/01/2027 (a)(q)	Upstart	09/07/2022	1,635	1,589	1,613
FW3391595.SRDUP, 33.61%, 09/01/2027 (a)(l)(q)	Upstart	09/07/2022	3,200	3,104	453
FW3391607.SRDUP, 17.95%, 09/01/2025 (a)(l)(q)	Upstart	09/07/2022	845	824	830
FW3391608.SRDUP, 24.92%, 09/01/2027 (a)(l)(q)	Upstart	09/07/2022	9,358	9,097	9,175
FW3391636.SRDUP, 20.85%, 09/01/2027 (a)(l)(q)	Upstart	09/07/2022	1,858	1,806	1,822
FW3391657.SRDUP, 34.79%, 02/01/2028 (a)(l)(q)	Upstart	09/07/2022	23,682	22,978	23,079
FW3391666.SRDUP, 22.14%, 09/01/2027 (a)(q)	Upstart	09/07/2022	41,160	40,152	40,356
FW3391682.SRDUP, 33.15%, 09/01/2027 (a)(l)(q)	Upstart	09/07/2022	3,414	3,317	3,333
FW3391691.SRDUP, 29.86%, 09/01/2025 (a)(q)	Upstart	09/07/2022	5,719	5,574	5,541
FW3391718.SRDUP, 18.67%, 09/01/2025 (a)(q)	Upstart	09/07/2022	2,419	2,359	2,388
FW3391767.SRDUP, 30.29%, 09/01/2025 (a)(l)(q)	Upstart	09/07/2022	3,686	3,590	3,563
FW3391778.SRDUP, 25.46%, 09/01/2027 (a)(l)(q)	Upstart	09/07/2022	2,154	2,101	2,103
FW3391781.SRDUP, 24.51%, 09/01/2027 (a)(l)(q)	Upstart	09/07/2022	5,015	4,875	4,892
FW3391789.SRDUP, 29.6%, 09/01/2027 (a)(q)	Upstart	09/07/2022	2,008	1,954	1,961
FW3391839.SRDUP, 32.21%, 09/01/2027 (a)(l)(q)	Upstart	09/07/2022	1,989	1,933	1,942
FW3391841.SRDUP, 18.36%, 09/01/2025 (a)(l)(q)	Upstart	09/07/2022	845	824	836
FW3391879.SRDUP, 21.68%, 09/01/2027 (a)(q)	Upstart	09/07/2022	7,213	7,014	7,117
FW3391881.SRDUP, 34.9%, 09/01/2027 (a)(l)(q)	Upstart	09/07/2022	21,931	21,278	11,270
FW3391897.SRDUP, 29.98%, 09/01/2027 (a)(l)(q)	Upstart	09/07/2022	4,058	3,944	3,964
FW3391911.SRDUP, 34.9%, 09/01/2027 (a)(l)(q)	Upstart	09/07/2022	19,565	18,981	19,096
FW3391946.SRDUP, 32.48%, 09/01/2027 (a)(l)(q)	Upstart	09/07/2022	1,611	1,565	1,573
FW3391950.SRDUP, 20.01%, 09/01/2027 (a)(l)(q)	Upstart	09/07/2022	46,361	45,082	45,482
FW3391954.SRDUP, 29.05%, 09/01/2027 (a)(l)(q)	Upstart	09/07/2022	1,319	1,282	1,289
FW3391960.SRDUP, 19.15%, 09/01/2027 (a)(l)(q)	Upstart	09/07/2022	7,220	7,021	7,084
FW3392030.SRDUP, 30.01%, 09/01/2027 (a)(q)	Upstart	09/07/2022	2,018	1,961	1,964
FW3392055.SRDUP, 28.83%, 09/01/2027 (a)(l)(q)	Upstart	09/07/2022	2,902	2,815	829
FW3392065.SRDUP, 29.97%, 09/01/2027 (a)(l)(q)	Upstart	09/07/2022	2,548	2,476	2,486
FW3392083.SRDUP, 27.54%, 09/01/2025 (a)(q)	Upstart	09/07/2022	1,406	1,368	1,361
FW3392125.SRDUP, 34.71%, 09/01/2027 (a)(l)(q)	Upstart	09/07/2022	10,169	9,881	9,927
FW3392163.SRDUP, 28.84%, 09/01/2027 (a)(l)(q)	Upstart	09/07/2022	1,507	1,465	1,473
FW3392184.SRDUP, 17.03%, 09/01/2027 (a)(l)(q)	Upstart	09/07/2022	5,806	5,647	5,734

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 7.5% (continued)
FW3393013.SRDUP, 29.65%, 09/06/2027 (a)(l)(q)	Upstart	09/09/2022	$14,883	$14,437	$2,109
FW3393350.SRDUP, 26.53%, 09/02/2027 (a)(q)	Upstart	09/08/2022	4,224	4,106	4,124
FW3393442.SRDUP, 11.33%, 09/02/2027 (a)(q)	Upstart	09/08/2022	9,100	8,854	9,060
FW3393716.SRDUP, 33.23%, 09/02/2027 (a)(q)	Upstart	09/08/2022	3,414	3,318	3,336
FW3393816.SRDUP, 31.66%, 09/02/2027 (a)(q)	Upstart	09/08/2022	15,990	15,539	15,626
FW3393823.SRDUP, 29.39%, 09/16/2027 (a)(q)	Upstart	09/08/2022	36,307	35,285	35,434
FW3393834.SRDUP, 31.03%, 09/02/2027 (a)(q)	Upstart	09/08/2022	1,324	1,287	1,293
FW3393860.SRDUP, 19.99%, 09/02/2025 (a)(q)	Upstart	09/08/2022	849	828	834
FW3393879.SRDUP, 23.64%, 09/02/2025 (a)(q)	Upstart	09/08/2022	2,567	2,503	2,521
FW3393906.SRDUP, 31.57%, 09/02/2025 (a)(q)	Upstart	09/08/2022	1,828	1,781	1,772
FW3393921.SRDUP, 23.46%, 09/02/2027 (a)(l)(q)	Upstart	09/08/2022	1,877	1,824	1,834
FW3393938.SRDUP, 21.1%, 09/02/2025 (a)(q)	Upstart	09/08/2022	14,209	13,854	13,959
FW3393950.SRDUP, 33.75%, 09/02/2027 (a)(q)	Upstart	09/08/2022	4,176	4,058	4,080
FW3394089.SRDUP, 28.82%, 09/02/2027 (a)(l)(q)	Upstart	09/08/2022	1,757	1,708	1,712
FW3394115.SRDUP, 25.53%, 09/02/2027 (a)(q)	Upstart	09/08/2022	1,874	1,821	1,833
FW3394194.SRDUP, 18.07%, 09/02/2027 (a)(l)(q)	Upstart	09/08/2022	7,000	6,790	992
FW3394243.SRDUP, 25.81%, 09/02/2027 (a)(q)	Upstart	09/08/2022	1,593	1,549	1,558
FW3394253.SRDUP, 30.52%, 09/02/2027 (a)(l)(q)	Upstart	09/08/2022	970	941	190
FW3394271.SRDUP, 14.9%, 09/02/2027 (a)(q)	Upstart	09/08/2022	8,027	7,800	7,962
FW3394294.SRDUP, 32.93%, 09/02/2027 (a)(q)	Upstart	09/08/2022	4,204	4,085	4,076
FW3394316.SRDUP, 32.6%, 09/02/2027 (a)(q)	Upstart	09/08/2022	1,634	1,588	1,593
FW3394345.SRDUP, 31.44%, 09/02/2027 (a)(l)(q)	Upstart	09/08/2022	28,909	28,047	14,644
FW3394348.SRDUP, 33.36%, 09/02/2027 (a)(l)(q)	Upstart	09/08/2022	2,451	2,380	2,394
FW3394390.SRDUP, 27.09%, 09/02/2027 (a)(l)(q)	Upstart	09/08/2022	5,250	5,103	5,180
FW3394524.SRDUP, 31.23%, 09/02/2027 (a)(l)(q)	Upstart	09/08/2022	21,368	20,734	10,820
FW3394562.SRDUP, 33.19%, 09/02/2027 (a)(q)	Upstart	09/08/2022	18,989	18,451	18,535
FW3394585.SRDUP, 31.57%, 09/02/2027 (a)(q)	Upstart	09/08/2022	1,325	1,287	1,294
FW3394632.SRDUP, 28.05%, 09/02/2027 (a)(q)	Upstart	09/08/2022	4,704	4,572	4,600
FW3394639.SRDUP, 24.59%, 09/02/2025 (a)(q)	Upstart	09/08/2022	6,254	6,096	6,134
FW3394733.SRDUP, 29.28%, 09/02/2025 (a)(q)	Upstart	09/08/2022	4,332	4,234	4,201
FW3394739.SRDUP, 33.89%, 09/02/2027 (a)(q)	Upstart	09/08/2022	3,814	3,707	3,716
FW3394765.SRDUP, 34.33%, 09/02/2027 (a)(q)	Upstart	09/08/2022	5,703	5,560	5,571
FW3394775.SRDUP, 34.16%, 09/02/2027 (a)(q)	Upstart	09/08/2022	6,268	6,090	6,122
FW3394809.SRDUP, 15.08%, 09/02/2027 (a)(q)	Upstart	09/08/2022	5,386	5,239	5,319
FW3394816.SRDUP, 29.97%, 09/02/2027 (a)(q)	Upstart	09/08/2022	3,295	3,202	3,220
FW3394855.SRDUP, 29.54%, 09/02/2027 (a)(q)	Upstart	09/08/2022	1,321	1,284	1,291
FW3394873.SRDUP, 27.45%, 09/02/2025 (a)(q)	Upstart	09/08/2022	1,296	1,263	1,271
FW3394887.SRDUP, 24.06%, 09/02/2027 (a)(q)	Upstart	09/08/2022	9,321	9,062	9,102
FW3394890.SRDUP, 34.35%, 09/02/2027 (a)(q)	Upstart	09/08/2022	6,649	6,461	6,495
FW3394891.SRDUP, 21.89%, 09/02/2027 (a)(q)	Upstart	09/08/2022	40,735	39,610	39,813
FW3394942.SRDUP, 32.97%, 09/02/2025 (a)(q)	Upstart	09/08/2022	5,240	5,105	5,079
FW3394992.SRDUP, 16.05%, 09/02/2027 (a)(q)	Upstart	09/08/2022	29,764	28,871	29,397
FW3395002.SRDUP, 27.44%, 09/02/2027 (a)(q)	Upstart	09/08/2022	2,632	2,558	2,569
FW3395034.SRDUP, 24.83%, 07/02/2028 (a)(q)	Upstart	09/08/2022	26,668	25,871	26,075
FW3395077.SRDUP, 33.93%, 09/02/2027 (a)(l)(q)	Upstart	09/08/2022	3,651	3,542	517
FW3395114.SRDUP, 33.38%, 09/02/2027 (a)(l)(q)	Upstart	09/08/2022	2,582	2,504	366
FW3395145.SRDUP, 33.96%, 09/02/2025 (a)(l)(q)	Upstart	09/08/2022	7,736	7,504	1,096
FW3395148.SRDUP, 32.03%, 09/02/2027 (a)(l)(q)	Upstart	09/08/2022	4,177	4,052	817
FW3395210.SRDUP, 29.75%, 09/02/2025 (a)(q)	Upstart	09/08/2022	5,018	4,889	4,861
FW3395231.SRDUP, 20.83%, 09/02/2027 (a)(q)	Upstart	09/08/2022	10,490	10,216	10,254
FW3395232.SRDUP, 29.72%, 09/02/2027 (a)(l)(q)	Upstart	09/08/2022	9,432	9,167	9,220
FW3395243.SRDUP, 9.9%, 09/02/2025 (a)(q)	Upstart	09/08/2022	8,278	8,077	8,207
FW3395244.SRDUP, 34.35%, 09/02/2027 (a)(q)	Upstart	09/08/2022	5,700	5,538	5,567
FW3395285.SRDUP, 15.35%, 09/02/2025 (a)(l)(q)	Upstart	09/08/2022	3,358	3,269	3,319
FW3395340.SRDUP, 31.87%, 09/02/2027 (a)(q)	Upstart	09/08/2022	8,539	8,297	8,337

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 7.5% (continued)
FW3398692.SRDUP, 30.06%, 09/06/2027 (a)(q)	Upstart	09/09/2022	$1,888	$1,841	$1,849
FW3399302.SRDUP, 10.61%, 09/06/2027 (a)(q)	Upstart	09/09/2022	43,423	42,250	43,242
FW3400399.SRDUP, 32.16%, 09/06/2027 (a)(l)(q)	Upstart	09/09/2022	2,818	2,733	560
FW3401114.SRDUP, 34%, 09/06/2027 (a)(l)(q)	Upstart	09/09/2022	3,681	3,577	3,603
FW3401125.SRDUP, 26.3%, 09/06/2027 (a)(q)	Upstart	09/09/2022	5,737	5,577	5,660
FW3401153.SRDUP, 30.81%, 02/06/2028 (a)(l)(q)	Upstart	09/09/2022	1,075	1,044	1,053
FW3401342.SRDUP, 27.85%, 09/06/2025 (a)(q)	Upstart	09/09/2022	1,998	1,947	1,941
FW3401466.SRDUP, 28.93%, 09/06/2027 (a)(q)	Upstart	09/09/2022	4,711	4,578	4,605
FW3401482.SRDUP, 34.37%, 09/06/2027 (a)(l)(q)	Upstart	09/09/2022	5,901	5,724	3,054
FW3401543.SRDUP, 30.71%, 09/06/2027 (a)(q)	Upstart	09/09/2022	1,039	1,010	1,018
FW3401732.SRDUP, 34.63%, 09/06/2027 (a)(q)	Upstart	09/09/2022	12,354	12,003	12,094
FW3401741.SRDUP, 32.7%, 09/06/2027 (a)(q)	Upstart	09/09/2022	2,180	2,118	2,134
FW3401789.SRDUP, 16.65%, 09/06/2027 (a)(l)(q)	Upstart	09/09/2022	16,143	15,658	—
FW3401844.SRDUP, 13.55%, 09/06/2027 (a)(q)	Upstart	09/09/2022	1,829	1,780	1,815
FW3401923.SRDUP, 29.26%, 09/06/2025 (a)(l)(q)	Upstart	09/09/2022	5,907	5,752	5,734
FW3401949.SRDUP, 25.79%, 09/06/2025 (a)(q)	Upstart	09/09/2022	3,474	3,386	3,377
FW3401956.SRDUP, 30.85%, 09/06/2025 (a)(q)	Upstart	09/09/2022	3,390	3,302	3,294
FW3402005.SRDUP, 33.56%, 09/06/2027 (a)(l)(q)	Upstart	09/09/2022	2,909	2,822	2,845
FW3402025.SRDUP, 26.61%, 09/06/2025 (a)(q)	Upstart	09/09/2022	4,494	4,381	4,367
FW3402068.SRDUP, 18.67%, 09/06/2027 (a)(q)	Upstart	09/09/2022	2,589	2,518	2,559
FW3402095.SRDUP, 33.38%, 09/06/2027 (a)(q)	Upstart	09/09/2022	5,217	5,069	5,109
FW3402261.SRDUP, 34.43%, 09/06/2027 (a)(q)	Upstart	09/09/2022	6,127	5,953	5,997
FW3402447.SRDUP, 15.12%, 09/06/2025 (a)(l)(q)	Upstart	09/09/2022	2,586	2,509	1,363
FW3402478.SRDUP, 34.66%, 09/06/2027 (a)(q)	Upstart	09/09/2022	11,119	10,803	10,885
FW3402560.SRDUP, 29.71%, 09/06/2027 (a)(q)	Upstart	09/09/2022	23,112	22,460	22,643
FW3402644.SRDUP, 30.58%, 09/06/2027 (a)(q)	Upstart	09/09/2022	17,007	16,527	16,660
FW3402647.SRDUP, 18.09%, 09/06/2027 (a)(q)	Upstart	09/09/2022	25,215	24,521	24,919
FW3402662.SRDUP, 33.2%, 09/06/2027 (a)(l)(q)	Upstart	09/09/2022	2,322	2,252	461
FW3479023.SRDUP, 29.93%, 10/13/2027 (a)(q)	Upstart	10/18/2022	2,219	2,155	2,178
FW3496038.SRDUP, 18.33%, 10/13/2025 (a)(q)	Upstart	10/18/2022	767	747	754
FW3497840.SRDUP, 24.46%, 10/13/2027 (a)(q)	Upstart	10/18/2022	783	761	767
FW3497901.SRDUP, 17.34%, 10/13/2027 (a)(q)	Upstart	10/18/2022	14,174	13,778	14,027
FW3499212.SRDUP, 25.91%, 10/13/2025 (a)(q)	Upstart	10/18/2022	7,494	7,298	7,383
FW3499282.SRDUP, 25.6%, 10/13/2027 (a)(q)	Upstart	10/18/2022	10,225	9,935	10,059
FW3499318.SRDUP, 27.64%, 10/13/2027 (a)(q)	Upstart	10/18/2022	8,526	8,284	8,369
FW3499323.SRDUP, 24.17%, 10/13/2027 (a)(q)	Upstart	10/18/2022	1,596	1,551	1,565
FW3499342.SRDUP, 29.93%, 10/13/2027 (a)(q)	Upstart	10/18/2022	6,439	6,273	6,329
FW3499546.SRDUP, 25.8%, 10/13/2027 (a)(q)	Upstart	10/18/2022	4,152	4,034	4,079
FW3499634.SRDUP, 24.31%, 10/13/2027 (a)(q)	Upstart	10/18/2022	2,173	2,112	2,132
FW3499705.SRDUP, 29.21%, 10/13/2027 (a)(l)(q)	Upstart	10/18/2022	1,334	1,294	1,311
FW3499709.SRDUP, 23.87%, 03/13/2028 (a)(q)	Upstart	10/18/2022	1,447	1,404	1,428
FW3499754.SRDUP, 27.16%, 03/13/2026 (a)(l)(q)	Upstart	10/18/2022	1,304	1,266	1,276
FW3499772.SRDUP, 28.67%, 10/13/2027 (a)(q)	Upstart	10/18/2022	7,417	7,206	7,294
FW3499773.SRDUP, 26.76%, 10/13/2027 (a)(l)(q)	Upstart	10/18/2022	5,000	4,850	708
FW3499814.SRDUP, 29.62%, 10/13/2027 (a)(q)	Upstart	10/18/2022	2,190	2,128	2,153
FW3499818.SRDUP, 19.72%, 10/13/2027 (a)(q)	Upstart	10/18/2022	3,189	3,100	3,141
FW3499836.SRDUP, 20.93%, 10/13/2027 (a)(q)	Upstart	10/18/2022	3,131	3,043	3,071
FW3499839.SRDUP, 29.37%, 10/13/2027 (a)(q)	Upstart	10/18/2022	1,428	1,387	1,404
FW3499853.SRDUP, 29.93%, 10/13/2027 (a)(q)	Upstart	10/18/2022	2,286	2,221	2,248
FW3499856.SRDUP, 26.88%, 10/13/2027 (a)(q)	Upstart	10/18/2022	2,182	2,120	2,146
FW3499873.SRDUP, 29.53%, 10/13/2027 (a)(q)	Upstart	10/18/2022	1,333	1,295	1,311
FW3499876.SRDUP, 23.1%, 10/13/2027 (a)(q)	Upstart	10/18/2022	38,960	37,862	38,227
FW3499879.SRDUP, 17.31%, 10/13/2027 (a)(q)	Upstart	10/18/2022	7,276	7,097	7,203
FW3499882.SRDUP, 25.15%, 10/13/2025 (a)(q)	Upstart	10/18/2022	11,180	10,888	10,913
FW3499923.SRDUP, 29.63%, 10/13/2027 (a)(q)	Upstart	10/18/2022	6,189	6,013	6,086

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 7.5% (continued)
FW3499968.SRDUP, 19.82%, 10/13/2027 (a)(q)	Upstart	10/18/2022	$3,745	$3,640	$3,688
FW3499977.SRDUP, 11.97%, 10/13/2027 (a)(q)	Upstart	10/18/2022	7,396	7,192	7,348
FW3499993.SRDUP, 18.48%, 10/13/2027 (a)(q)	Upstart	10/18/2022	6,270	6,095	6,206
FW3499999.SRDUP, 30.04%, 10/13/2027 (a)(q)	Upstart	10/18/2022	2,282	2,217	2,244
FW3500035.SRDUP, 28.37%, 10/13/2027 (a)(q)	Upstart	10/18/2022	34,406	33,374	33,837
FW3500039.SRDUP, 29.98%, 10/13/2027 (a)(q)	Upstart	10/18/2022	1,238	1,207	1,218
FW3500053.SRDUP, 27.47%, 10/13/2025 (a)(q)	Upstart	10/18/2022	2,121	2,065	2,071
FW3500096.SRDUP, 27.38%, 10/13/2025 (a)(l)(q)	Upstart	10/18/2022	945	917	191
FW3500123.SRDUP, 27.89%, 10/13/2027 (a)(q)	Upstart	10/18/2022	9,499	9,229	9,343
FW3500131.SRDUP, 15.16%, 10/13/2027 (a)(q)	Upstart	10/18/2022	25,860	25,142	25,603
FW3500140.SRDUP, 29.94%, 10/13/2027 (a)(l)(q)	Upstart	10/18/2022	2,445	2,372	721
FW3500172.SRDUP, 23.64%, 03/13/2028 (a)(l)(q)	Upstart	10/18/2022	28,599	27,875	28,162
FW3500176.SRDUP, 29.93%, 10/13/2027 (a)(q)	Upstart	10/18/2022	5,144	4,997	5,061
FW3500211.SRDUP, 12.15%, 10/13/2027 (a)(q)	Upstart	10/18/2022	10,356	10,103	10,289
FW3500223.SRDUP, 25.75%, 10/13/2027 (a)(q)	Upstart	10/18/2022	2,651	2,576	2,601
FW3500238.SRDUP, 28.64%, 10/13/2027 (a)(l)(q)	Upstart	10/18/2022	1,055	1,029	977
FW3500263.SRDUP, 12.51%, 10/13/2027 (a)(q)	Upstart	10/18/2022	13,883	13,500	13,793
FW3500283.SRDUP, 29.57%, 10/13/2027 (a)(q)	Upstart	10/18/2022	1,523	1,480	1,499
FW3500291.SRDUP, 29.93%, 10/13/2027 (a)(q)	Upstart	10/18/2022	8,937	8,682	8,837
FW3500296.SRDUP, 21.42%, 10/13/2027 (a)(q)	Upstart	10/18/2022	2,342	2,276	2,306
FW3500297.SRDUP, 18.45%, 10/13/2027 (a)(q)	Upstart	10/18/2022	20,868	20,285	20,655
FW3500298.SRDUP, 29.5%, 10/13/2027 (a)(q)	Upstart	10/18/2022	1,047	1,021	1,030
FW3500322.SRDUP, 19.73%, 10/13/2027 (a)(q)	Upstart	10/18/2022	15,006	14,585	14,779
FW3500327.SRDUP, 29.67%, 10/13/2027 (a)(q)	Upstart	10/18/2022	14,855	14,432	14,607
FW3500335.SRDUP, 26.54%, 10/13/2027 (a)(q)	Upstart	10/18/2022	3,803	3,696	3,732
FW3500340.SRDUP, 23.58%, 10/13/2025 (a)(q)	Upstart	10/18/2022	5,258	5,121	5,181
FW3500342.SRDUP, 20.29%, 10/13/2027 (a)(q)	Upstart	10/18/2022	23,469	22,811	23,112
FW3500372.SRDUP, 23%, 10/13/2027 (a)(q)	Upstart	10/18/2022	12,635	12,321	12,398
FW3500395.SRDUP, 15.25%, 10/13/2025 (a)(q)	Upstart	10/18/2022	14,503	14,131	14,368
FW3500397.SRDUP, 29.48%, 10/13/2027 (a)(q)	Upstart	10/18/2022	3,808	3,700	3,745
FW3500398.SRDUP, 16.89%, 10/13/2025 (a)(q)	Upstart	10/18/2022	5,196	5,063	5,148
FW3500428.SRDUP, 28.33%, 10/13/2027 (a)(q)	Upstart	10/18/2022	2,596	2,521	2,550
FW3500435.SRDUP, 29.64%, 10/13/2027 (a)(q)	Upstart	10/18/2022	1,809	1,758	1,779
FW3500450.SRDUP, 27.44%, 10/13/2027 (a)(q)	Upstart	10/18/2022	5,696	5,534	5,602
FW3500464.SRDUP, 25.56%, 10/13/2025 (a)(l)(q)	Upstart	10/18/2022	2,005	1,952	1,957
FW3500490.SRDUP, 26.51%, 10/13/2027 (a)(q)	Upstart	10/18/2022	12,300	11,951	12,098
FW3500521.SRDUP, 24.81%, 10/13/2025 (a)(q)	Upstart	10/18/2022	2,463	2,399	2,427
FW3500523.SRDUP, 27.39%, 10/13/2027 (a)(q)	Upstart	10/18/2022	2,848	2,767	2,803
FW3500536.SRDUP, 12.55%, 10/13/2027 (a)(l)(q)	Upstart	10/18/2022	13,818	13,436	13,727
FW3500545.SRDUP, 28.98%, 10/13/2027 (a)(q)	Upstart	10/18/2022	25,639	24,909	25,138
FW3500552.SRDUP, 23.27%, 10/13/2025 (a)(q)	Upstart	10/18/2022	4,386	4,272	4,322
FW3500553.SRDUP, 27.33%, 10/13/2025 (a)(q)	Upstart	10/18/2022	1,680	1,635	1,640
FW3500560.SRDUP, 28.6%, 10/13/2027 (a)(q)	Upstart	10/18/2022	21,086	20,486	20,728
FW3500575.SRDUP, 25.61%, 10/13/2027 (a)(q)	Upstart	10/18/2022	5,681	5,520	5,572
FW3500577.SRDUP, 22.11%, 10/13/2027 (a)(q)	Upstart	10/18/2022	10,357	10,066	10,249
FW3500578.SRDUP, 16.33%, 10/13/2027 (a)(q)	Upstart	10/18/2022	15,826	15,385	15,666
FW3500590.SRDUP, 22.38%, 10/13/2027 (a)(q)	Upstart	10/18/2022	3,580	3,479	3,525
FW3500595.SRDUP, 27.47%, 10/13/2025 (a)(q)	Upstart	10/18/2022	882	858	861
FW3500596.SRDUP, 30.01%, 10/13/2027 (a)(q)	Upstart	10/18/2022	4,192	4,072	4,122
FW3500598.SRDUP, 25.42%, 10/13/2027 (a)(l)(q)	Upstart	10/18/2022	41,798	40,613	40,983
FW3500603.SRDUP, 29.08%, 10/13/2027 (a)(q)	Upstart	10/18/2022	14,272	13,866	14,035
FW3500616.SRDUP, 18.76%, 10/13/2025 (a)(q)	Upstart	10/18/2022	13,041	12,705	12,858
FW3500621.SRDUP, 29.79%, 10/13/2027 (a)(q)	Upstart	10/18/2022	1,810	1,758	1,779
FW3500623.SRDUP, 24.79%, 10/13/2025 (a)(q)	Upstart	10/18/2022	3,959	3,856	3,866
FW3500625.SRDUP, 27.39%, 10/13/2025 (a)(q)	Upstart	10/18/2022	972	947	949

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 7.5% (continued)
FW3500650.SRDUP, 28.87%, 10/13/2027 (a)(q)	Upstart	10/18/2022	$5,760	$5,596	$5,666
FW3500656.SRDUP, 34.46%, 03/13/2028 (a)(l)(q)	Upstart	10/18/2022	6,959	6,763	6,880
FW3500671.SRDUP, 27.52%, 10/13/2025 (a)(q)	Upstart	10/18/2022	3,360	3,272	3,310
FW3500703.SRDUP, 28.02%, 10/13/2027 (a)(q)	Upstart	10/18/2022	11,116	10,800	10,933
FW3500705.SRDUP, 30.08%, 10/13/2027 (a)(q)	Upstart	10/18/2022	19,133	18,587	18,811
FW3500721.SRDUP, 29.74%, 10/13/2027 (a)(q)	Upstart	10/18/2022	47,738	46,377	46,934
FW3500728.SRDUP, 23.77%, 10/13/2025 (a)(l)(q)	Upstart	10/18/2022	4,035	3,919	3,781
FW3500732.SRDUP, 24.3%, 10/13/2027 (a)(l)(q)	Upstart	10/18/2022	6,430	6,249	5,957
FW3500736.SRDUP, 30.01%, 10/13/2027 (a)(q)	Upstart	10/18/2022	1,523	1,479	1,497
FW3500743.SRDUP, 24.1%, 10/13/2027 (a)(q)	Upstart	10/18/2022	14,774	14,406	14,502
FW3500761.SRDUP, 22.35%, 10/13/2025 (a)(q)	Upstart	10/18/2022	3,940	3,838	3,883
FW3500765.SRDUP, 23.74%, 10/13/2027 (a)(q)	Upstart	10/18/2022	15,910	15,461	15,658
FW3500768.SRDUP, 29.79%, 10/13/2027 (a)(l)(q)	Upstart	10/18/2022	1,138	1,106	1,103
FW3500778.SRDUP, 26.15%, 10/13/2025 (a)(q)	Upstart	10/18/2022	4,402	4,287	4,298
FW3500784.SRDUP, 29.82%, 10/13/2027 (a)(l)(q)	Upstart	10/18/2022	2,278	2,210	323
FW3500786.SRDUP, 29.96%, 10/13/2027 (a)(q)	Upstart	10/18/2022	8,515	8,272	8,368
FW3500793.SRDUP, 30.02%, 10/13/2027 (a)(q)	Upstart	10/18/2022	1,208	1,173	1,180
FW3500796.SRDUP, 24.93%, 10/13/2025 (a)(q)	Upstart	10/18/2022	6,162	6,001	6,015
FW3500804.SRDUP, 24.54%, 10/13/2025 (a)(q)	Upstart	10/18/2022	879	856	859
FW3500812.SRDUP, 27.42%, 10/13/2027 (a)(q)	Upstart	10/18/2022	10,631	10,330	10,463
FW3500921.SRDUP, 12.21%, 10/13/2025 (a)(q)	Upstart	10/18/2022	1,972	1,922	1,956
FW3500931.SRDUP, 29.45%, 10/13/2027 (a)(q)	Upstart	10/18/2022	4,284	4,162	4,213
FW3500941.SRDUP, 22.77%, 10/13/2027 (a)(q)	Upstart	10/18/2022	1,656	1,609	1,624
FW3500943.SRDUP, 27.44%, 10/13/2027 (a)(q)	Upstart	10/18/2022	10,633	10,331	10,428
FW3500951.SRDUP, 29.33%, 10/13/2027 (a)(q)	Upstart	10/18/2022	4,759	4,624	4,680
FW3500994.SRDUP, 29.27%, 10/13/2027 (a)(q)	Upstart	10/18/2022	916	890	899
FW3500998.SRDUP, 28.63%, 10/13/2027 (a)(q)	Upstart	10/18/2022	4,469	4,342	4,382
FW3501022.SRDUP, 11.8%, 10/13/2027 (a)(q)	Upstart	10/18/2022	41,125	39,991	40,860
FW3501027.SRDUP, 27.51%, 10/13/2027 (a)(q)	Upstart	10/18/2022	17,943	17,493	17,649
FW3501054.SRDUP, 27.15%, 10/13/2027 (a)(q)	Upstart	10/18/2022	10,438	10,142	10,267
FW3501071.SRDUP, 27.32%, 10/13/2027 (a)(q)	Upstart	10/18/2022	13,383	13,003	13,163
FW3501080.SRDUP, 28.48%, 10/13/2027 (a)(q)	Upstart	10/18/2022	39,168	38,055	38,521
FW3501100.SRDUP, 22.14%, 10/13/2027 (a)(q)	Upstart	10/18/2022	16,761	16,290	16,504
FW3501118.SRDUP, 28.5%, 10/13/2027 (a)(q)	Upstart	10/18/2022	4,266	4,145	4,195
FW3501127.SRDUP, 21.19%, 10/13/2025 (a)(q)	Upstart	10/18/2022	874	851	861
FW3501142.SRDUP, 29.97%, 10/13/2027 (a)(l)(q)	Upstart	10/18/2022	1,133	1,101	1,113
FW3501152.SRDUP, 27.56%, 10/13/2027 (a)(l)(q)	Upstart	10/18/2022	33,862	32,846	9,908
FW3501162.SRDUP, 26.17%, 10/13/2027 (a)(q)	Upstart	10/18/2022	7,107	6,905	6,991
FW3501180.SRDUP, 16.17%, 10/13/2027 (a)(q)	Upstart	10/18/2022	21,901	21,292	21,681
FW3501197.SRDUP, 29.09%, 10/13/2027 (a)(q)	Upstart	10/18/2022	1,144	1,111	1,124
FW3501198.SRDUP, 25.77%, 10/13/2025 (a)(q)	Upstart	10/18/2022	1,058	1,030	1,033
FW3501227.SRDUP, 30.05%, 08/13/2028 (a)(l)(q)	Upstart	10/18/2022	2,574	2,497	2,397
FW3501229.SRDUP, 26.78%, 10/13/2027 (a)(q)	Upstart	10/18/2022	10,622	10,320	10,448
FW3501251.SRDUP, 18.41%, 10/13/2027 (a)(q)	Upstart	10/18/2022	11,229	10,915	11,114
FW3501258.SRDUP, 29.73%, 10/13/2027 (a)(q)	Upstart	10/18/2022	1,048	1,018	1,030
FW3501262.SRDUP, 29.26%, 10/13/2027 (a)(q)	Upstart	10/18/2022	2,855	2,774	2,808
FW3501264.SRDUP, 26.76%, 10/13/2027 (a)(q)	Upstart	10/18/2022	5,705	5,544	5,610
FW3501289.SRDUP, 29.85%, 10/13/2027 (a)(q)	Upstart	10/18/2022	3,143	3,054	3,091
FW3501295.SRDUP, 29.8%, 10/13/2027 (a)(q)	Upstart	10/18/2022	1,899	1,845	1,867
FW3501303.SRDUP, 29.89%, 10/13/2027 (a)(q)	Upstart	10/18/2022	2,757	2,688	2,711
FW3501308.SRDUP, 28.56%, 10/13/2027 (a)(q)	Upstart	10/18/2022	6,370	6,189	6,265
FW3501310.SRDUP, 29.7%, 10/13/2027 (a)(l)(q)	Upstart	10/18/2022	1,138	1,107	1,119
FW3501329.SRDUP, 27.65%, 10/13/2027 (a)(q)	Upstart	10/18/2022	8,538	8,297	8,397
FW3501338.SRDUP, 29.94%, 10/13/2027 (a)(q)	Upstart	10/18/2022	11,219	10,899	10,999
FW3501368.SRDUP, 24.11%, 10/13/2027 (a)(l)(q)	Upstart	10/18/2022	14,312	13,909	13,313

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 7.5% (continued)
FW3501398.SRDUP, 21.49%, 10/13/2027 (a)(q)	Upstart	10/18/2022	$47,128	$45,804	$46,269
FW3521039.SRDUP, 29.36%, 11/02/2027 (a)(l)(q)	Upstart	11/07/2022	1,488	1,444	116
FW3535092.SRDUP, 27.39%, 11/01/2025 (a)(q)	Upstart	11/04/2022	3,575	3,481	3,497
FW3537005.SRDUP, 21.95%, 11/01/2027 (a)(q)	Upstart	11/04/2022	9,364	9,099	9,247
FW3541387.SRDUP, 28.86%, 11/01/2027 (a)(l)(q)	Upstart	11/04/2022	1,151	1,118	1,124
FW3541513.SRDUP, 26.16%, 11/01/2027 (a)(l)(q)	Upstart	11/04/2022	7,651	7,433	7,475
FW3541647.SRDUP, 23.02%, 11/01/2027 (a)(l)(q)	Upstart	11/04/2022	4,762	4,627	4,655
FW3541727.SRDUP, 29.2%, 11/01/2027 (a)(l)(q)	Upstart	11/04/2022	960	932	941
FW3541732.SRDUP, 25.48%, 11/01/2027 (a)(l)(q)	Upstart	11/04/2022	4,312	4,191	4,214
FW3541734.SRDUP, 29.95%, 11/01/2027 (a)(l)(q)	Upstart	11/04/2022	5,666	5,504	5,533
FW3541759.SRDUP, 28.62%, 11/01/2027 (a)(l)(q)	Upstart	11/04/2022	4,795	4,658	4,683
FW3541761.SRDUP, 24.28%, 11/01/2027 (a)(l)(q)	Upstart	11/04/2022	4,771	4,635	4,663
FW3541801.SRDUP, 29.59%, 04/01/2028 (a)(l)(q)	Upstart	11/04/2022	18,301	17,765	17,870
FW3541814.SRDUP, 25.1%, 11/01/2027 (a)(l)(q)	Upstart	11/04/2022	4,303	4,182	4,204
FW3541830.SRDUP, 29.82%, 11/01/2027 (a)(q)	Upstart	11/04/2022	1,929	1,872	1,884
FW3541847.SRDUP, 28.38%, 11/01/2027 (a)(l)(q)	Upstart	11/04/2022	2,113	2,052	2,063
FW3541863.SRDUP, 22.3%, 11/01/2027 (a)(l)(q)	Upstart	11/04/2022	6,661	6,472	6,538
FW3541903.SRDUP, 20.1%, 11/01/2027 (a)(l)(q)	Upstart	11/04/2022	5,218	5,088	5,123
FW3541925.SRDUP, 29.58%, 11/01/2027 (a)(l)(q)	Upstart	11/04/2022	1,220	1,187	1,195
FW3541931.SRDUP, 20.02%, 11/01/2027 (a)(l)(q)	Upstart	11/04/2022	2,941	2,858	2,887
FW3541940.SRDUP, 27.95%, 11/01/2027 (a)(l)(q)	Upstart	11/04/2022	968	940	947
FW3541943.SRDUP, 30.08%, 11/01/2027 (a)(q)	Upstart	11/04/2022	5,803	5,637	5,659
FW3541987.SRDUP, 26.9%, 11/01/2027 (a)(l)(q)	Upstart	11/04/2022	10,911	10,599	10,659
FW3541991.SRDUP, 33.42%, 11/01/2027 (a)(l)(q)	Upstart	11/04/2022	2,699	2,630	2,634
FW3541994.SRDUP, 25.07%, 11/01/2027 (a)(l)(q)	Upstart	11/04/2022	2,196	2,134	2,146
FW3542009.SRDUP, 26.08%, 11/01/2027 (a)(l)(q)	Upstart	11/04/2022	19,123	18,578	18,683
FW3542010.SRDUP, 25.74%, 11/01/2027 (a)(l)(q)	Upstart	11/04/2022	1,911	1,857	1,868
FW3542062.SRDUP, 27.08%, 11/01/2025 (a)(l)(q)	Upstart	11/04/2022	1,717	1,676	1,665
FW3542090.SRDUP, 29.8%, 11/01/2027 (a)(l)(q)	Upstart	11/04/2022	3,098	3,005	1,547
FW3542143.SRDUP, 29.91%, 11/01/2027 (a)(l)(q)	Upstart	11/04/2022	7,005	6,828	6,840
FW3542149.SRDUP, 30.07%, 11/01/2027 (a)(l)(q)	Upstart	11/04/2022	3,700	3,589	524
FW3542154.SRDUP, 25.14%, 11/01/2027 (a)(l)(q)	Upstart	11/04/2022	1,949	1,891	516
FW3542156.SRDUP, 24.72%, 11/01/2027 (a)(l)(q)	Upstart	11/04/2022	47,727	46,369	46,641
FW3542159.SRDUP, 22.35%, 11/01/2025 (a)(l)(q)	Upstart	11/04/2022	5,016	4,884	4,921
FW3542163.SRDUP, 28.53%, 11/01/2027 (a)(l)(q)	Upstart	11/04/2022	15,875	15,420	15,501
FW3542196.SRDUP, 26.8%, 11/01/2027 (a)(l)(q)	Upstart	11/04/2022	3,400	3,298	482
FW3542201.SRDUP, 25.25%, 11/01/2027 (a)(q)	Upstart	11/04/2022	17,114	16,609	16,722
FW3542218.SRDUP, 28.57%, 11/01/2027 (a)(l)(q)	Upstart	11/04/2022	1,534	1,490	1,498
FW3542250.SRDUP, 26.82%, 11/01/2025 (a)(q)	Upstart	11/04/2022	1,460	1,421	1,417
FW3542288.SRDUP, 21.13%, 11/01/2027 (a)(l)(q)	Upstart	11/04/2022	9,282	9,020	9,166
FW3542290.SRDUP, 29.36%, 11/01/2027 (a)(l)(q)	Upstart	11/04/2022	1,056	1,026	1,031
FW3542294.SRDUP, 29.73%, 11/01/2027 (a)(q)	Upstart	11/04/2022	1,402	1,362	1,368
FW3542328.SRDUP, 18.66%, 11/01/2027 (a)(l)(q)	Upstart	11/04/2022	12,119	11,778	11,973
FW3542332.SRDUP, 25.85%, 11/01/2027 (a)(l)(q)	Upstart	11/04/2022	7,647	7,429	7,472
FW3542345.SRDUP, 22.07%, 11/01/2025 (a)(l)(q)	Upstart	11/04/2022	3,590	3,496	3,522
FW3542352.SRDUP, 25.74%, 11/01/2027 (a)(q)	Upstart	11/04/2022	4,668	4,535	4,556
FW3542357.SRDUP, 28.49%, 11/01/2027 (a)(q)	Upstart	11/04/2022	5,818	5,657	5,688
FW3542364.SRDUP, 27.25%, 11/01/2025 (a)(l)(q)	Upstart	11/04/2022	4,067	3,958	3,943
FW3542366.SRDUP, 22.33%, 11/01/2027 (a)(l)(q)	Upstart	11/04/2022	6,185	6,010	6,047
FW3542370.SRDUP, 25.35%, 11/01/2025 (a)(l)(q)	Upstart	11/04/2022	1,802	1,754	1,748
FW3542378.SRDUP, 27.38%, 11/01/2025 (a)(q)	Upstart	11/04/2022	2,292	2,228	2,247
FW3542396.SRDUP, 17.86%, 11/01/2027 (a)(l)(q)	Upstart	11/04/2022	28,386	27,587	28,046
FW3542405.SRDUP, 21.3%, 11/01/2025 (a)(q)	Upstart	11/04/2022	1,078	1,048	1,055
FW3542407.SRDUP, 24.57%, 11/01/2027 (a)(l)(q)	Upstart	11/04/2022	12,407	12,095	12,125
FW3542413.SRDUP, 30%, 11/02/2027 (a)(q)	Upstart	11/07/2022	4,514	4,385	4,410

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 7.5% (continued)
FW3542419.SRDUP, 13.6%, 11/01/2025 (a)(l)(q)	Upstart	11/04/2022	$1,326	$1,291	$1,312
FW3542431.SRDUP, 12.92%, 11/01/2027 (a)(q)	Upstart	11/04/2022	7,056	6,859	7,029
FW3542470.SRDUP, 28.64%, 11/02/2027 (a)(q)	Upstart	11/07/2022	6,042	5,869	5,904
FW3542479.SRDUP, 29.5%, 11/01/2027 (a)(l)(q)	Upstart	11/04/2022	1,056	1,026	1,031
FW3542496.SRDUP, 30.06%, 11/01/2027 (a)(l)(q)	Upstart	11/04/2022	2,209	2,146	2,157
FW3542522.SRDUP, 29.48%, 11/02/2027 (a)(q)	Upstart	11/07/2022	1,056	1,026	1,032
FW3542538.SRDUP, 28.16%, 11/01/2027 (a)(l)(q)	Upstart	11/04/2022	3,642	3,538	3,558
FW3542581.SRDUP, 24.4%, 11/01/2027 (a)(l)(q)	Upstart	11/04/2022	2,862	2,781	2,797
FW3542600.SRDUP, 23.55%, 11/01/2025 (a)(l)(q)	Upstart	11/04/2022	5,032	4,899	4,882
FW3542603.SRDUP, 27.86%, 11/01/2027 (a)(l)(q)	Upstart	11/04/2022	8,527	8,284	8,329
FW3542644.SRDUP, 28%, 11/02/2027 (a)(q)	Upstart	11/07/2022	1,725	1,676	1,686
FW3542651.SRDUP, 29.78%, 11/01/2027 (a)(l)(q)	Upstart	11/04/2022	1,440	1,399	1,406
FW3542652.SRDUP, 22.99%, 11/01/2027 (a)(q)	Upstart	11/04/2022	2,793	2,714	2,729
FW3542659.SRDUP, 27.95%, 11/01/2027 (a)(q)	Upstart	11/04/2022	1,917	1,862	1,872
FW3542662.SRDUP, 12%, 11/01/2027 (a)(l)(q)	Upstart	11/04/2022	2,812	2,733	2,791
FW3542663.SRDUP, 27.14%, 11/01/2025 (a)(q)	Upstart	11/04/2022	730	711	707
FW3542669.SRDUP, 28.32%, 11/01/2027 (a)(l)(q)	Upstart	11/04/2022	21,378	20,767	20,882
FW3542719.SRDUP, 19.3%, 11/02/2025 (a)(q)	Upstart	11/07/2022	5,979	5,822	5,908
FW3542728.SRDUP, 27.25%, 11/02/2027 (a)(l)(q)	Upstart	11/07/2022	6,084	5,903	3,012
FW3542735.SRDUP, 12.79%, 11/02/2025 (a)(q)	Upstart	11/07/2022	5,913	5,760	5,854
FW3542770.SRDUP, 28.9%, 11/02/2027 (a)(q)	Upstart	11/07/2022	18,143	17,683	17,706
FW3542785.SRDUP, 27.93%, 11/02/2027 (a)(q)	Upstart	11/07/2022	2,875	2,792	2,809
FW3542839.SRDUP, 25.58%, 11/02/2027 (a)(q)	Upstart	11/07/2022	10,702	10,397	10,461
FW3542854.SRDUP, 28.76%, 11/02/2027 (a)(l)(q)	Upstart	11/07/2022	6,668	6,468	434
FW3542860.SRDUP, 17.01%, 11/02/2027 (a)(q)	Upstart	11/07/2022	4,723	4,590	4,667
FW3542869.SRDUP, 17.18%, 11/02/2027 (a)(q)	Upstart	11/07/2022	14,172	13,774	14,005
FW3542892.SRDUP, 24.6%, 11/02/2025 (a)(q)	Upstart	11/07/2022	1,889	1,839	1,831
FW3542901.SRDUP, 29.75%, 11/02/2027 (a)(q)	Upstart	11/07/2022	2,112	2,059	2,064
FW3542904.SRDUP, 29.17%, 11/02/2027 (a)(q)	Upstart	11/07/2022	4,798	4,676	4,688
FW3542909.SRDUP, 27.18%, 11/02/2027 (a)(q)	Upstart	11/07/2022	14,171	13,766	13,847
FW3542919.SRDUP, 22.51%, 11/02/2027 (a)(q)	Upstart	11/07/2022	2,189	2,127	2,149
FW3542920.SRDUP, 27.4%, 11/02/2025 (a)(q)	Upstart	11/07/2022	1,116	1,086	1,093
FW3542935.SRDUP, 26.79%, 11/02/2027 (a)(q)	Upstart	11/07/2022	31,962	31,050	31,238
FW3542964.SRDUP, 25.68%, 11/02/2027 (a)(q)	Upstart	11/07/2022	4,778	4,642	4,671
FW3542972.SRDUP, 14.72%, 11/02/2027 (a)(q)	Upstart	11/07/2022	5,648	5,490	5,583
FW3542973.SRDUP, 29.93%, 11/02/2027 (a)(q)	Upstart	11/07/2022	17,671	17,164	17,265
FW3542975.SRDUP, 25.31%, 11/02/2025 (a)(l)(q)	Upstart	11/07/2022	4,101	3,994	3,984
FW3542980.SRDUP, 20.84%, 11/08/2027 (a)(q)	Upstart	11/07/2022	26,402	25,655	26,083
FW3543000.SRDUP, 29.99%, 11/02/2027 (a)(q)	Upstart	11/07/2022	1,418	1,377	1,384
FW3543008.SRDUP, 29.79%, 11/02/2027 (a)(l)(q)	Upstart	11/07/2022	1,238	1,201	1,208
FW3543018.SRDUP, 29.18%, 11/02/2027 (a)(q)	Upstart	11/07/2022	1,439	1,398	1,421
FW3543025.SRDUP, 16.35%, 11/02/2025 (a)(q)	Upstart	11/07/2022	888	865	878
FW3543028.SRDUP, 18.55%, 11/02/2025 (a)(q)	Upstart	11/07/2022	5,526	5,381	5,427
FW3543040.SRDUP, 29.29%, 11/02/2027 (a)(q)	Upstart	11/07/2022	14,396	13,983	14,066
FW3543051.SRDUP, 28.86%, 11/02/2027 (a)(q)	Upstart	11/07/2022	7,576	7,362	7,411
FW3543054.SRDUP, 25.59%, 11/02/2027 (a)(q)	Upstart	11/07/2022	27,902	27,107	27,274
FW3543067.SRDUP, 23.02%, 11/02/2027 (a)(q)	Upstart	11/07/2022	1,905	1,851	1,870
FW3543083.SRDUP, 12.55%, 11/02/2027 (a)(q)	Upstart	11/07/2022	21,575	20,974	21,416
FW3543086.SRDUP, 22.38%, 11/02/2025 (a)(q)	Upstart	11/07/2022	30,560	29,752	29,996
FW3543119.SRDUP, 25.49%, 11/02/2025 (a)(q)	Upstart	11/07/2022	2,628	2,558	2,579
L3265831.SRDUP, 23.14%, 07/20/2027 (a)(q)	Upstart	07/25/2022	1,369	1,369	1,346
L3268810.SRDUP, 19.1%, 07/22/2027 (a)(q)	Upstart	07/27/2022	7,228	7,228	7,163
L3279284.SRDUP, 24.4%, 07/20/2027 (a)(q)	Upstart	07/25/2022	2,014	2,014	1,980
L3282815.SRDUP, 20.86%, 07/18/2027 (a)(q)	Upstart	07/21/2022	31,768	31,768	31,312
L3283486.SRDUP, 16.28%, 07/22/2027 (a)(q)	Upstart	07/27/2022	2,690	2,690	2,666

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 7.5% (continued)
L3283655.SRDUP, 24.33%, 07/20/2027 (a)(l)(q)	Upstart	07/25/2022	$11,476	$11,476	$2,240
L3288703.SRDUP, 17.47%, 07/19/2027 (a)(q)	Upstart	07/22/2022	3,598	3,598	3,564
L3288889.SRDUP, 20.6%, 07/18/2027 (a)(q)	Upstart	07/21/2022	4,253	4,253	4,209
L3290827.SRDUP, 21.72%, 07/19/2027 (a)(l)(q)	Upstart	07/22/2022	13,900	13,900	1,285
L3290939.SRDUP, 16.53%, 07/19/2027 (a)(q)	Upstart	07/22/2022	29,967	29,967	29,686
L3291096.SRDUP, 23.75%, 07/19/2027 (a)(q)	Upstart	07/22/2022	1,097	1,097	1,081
L3291098.SRDUP, 19.78%, 07/18/2027 (a)(q)	Upstart	07/21/2022	3,983	3,983	3,926
L3291148.SRDUP, 14.82%, 07/19/2027 (a)(q)	Upstart	07/22/2022	3,572	3,572	3,538
L3291149.SRDUP, 21.66%, 07/18/2025 (a)(q)	Upstart	07/21/2022	4,036	4,036	3,988
L3291157.SRDUP, 24.36%, 07/18/2027 (a)(q)	Upstart	07/21/2022	8,698	8,698	8,571
L3291176.SRDUP, 18.37%, 07/18/2027 (a)(l)(q)	Upstart	07/21/2022	778	778	768
L3291291.SRDUP, 21.66%, 07/18/2025 (a)(q)	Upstart	07/21/2022	1,011	1,011	997
L3291319.SRDUP, 24.33%, 07/18/2027 (a)(q)	Upstart	07/21/2022	4,211	4,211	4,136
L3291468.SRDUP, 24.41%, 07/22/2027 (a)(l)(q)	Upstart	07/27/2022	3,464	3,464	491
L3291551.SRDUP, 21.55%, 07/19/2027 (a)(q)	Upstart	07/22/2022	3,092	3,092	3,038
L3291594.SRDUP, 19.14%, 07/19/2027 (a)(l)(q)	Upstart	07/22/2022	13,177	13,220	12,227
L3291614.SRDUP, 19.03%, 07/19/2027 (a)(q)	Upstart	07/22/2022	3,433	3,433	3,400
L3291615.SRDUP, 24.31%, 07/19/2027 (a)(q)	Upstart	07/22/2022	1,465	1,465	1,444
L3291621.SRDUP, 24.41%, 07/19/2027 (a)(l)(q)	Upstart	07/22/2022	28,441	28,441	4,030
L3291691.SRDUP, 13.34%, 07/19/2027 (a)(q)	Upstart	07/22/2022	7,099	7,099	7,035
L3291740.SRDUP, 23.24%, 07/19/2027 (a)(q)	Upstart	07/22/2022	12,783	12,783	12,560
L3291772.SRDUP, 17.28%, 07/19/2027 (a)(q)	Upstart	07/22/2022	5,035	5,035	4,987
L3291813.SRDUP, 24.2%, 07/19/2027 (a)(q)	Upstart	07/22/2022	4,027	4,027	3,957
L3291872.SRDUP, 23.71%, 07/19/2027 (a)(q)	Upstart	07/22/2022	5,759	5,759	5,658
L3291879.SRDUP, 24.41%, 07/19/2027 (a)(q)	Upstart	07/22/2022	1,557	1,562	1,529
L3291907.SRDUP, 24.4%, 07/19/2027 (a)(q)	Upstart	07/22/2022	6,410	6,410	6,297
L3291992.SRDUP, 24.35%, 07/19/2027 (a)(l)(q)	Upstart	07/22/2022	7,381	7,381	1,462
L3292033.SRDUP, 18.2%, 07/19/2027 (a)(q)	Upstart	07/22/2022	13,520	13,520	13,392
L3292086.SRDUP, 24.15%, 07/19/2027 (a)(q)	Upstart	07/22/2022	25,441	25,441	25,077
L3292091.SRDUP, 9.84%, 07/19/2027 (a)(q)	Upstart	07/22/2022	7,036	7,036	7,012
L3292141.SRDUP, 14.93%, 07/19/2027 (a)(q)	Upstart	07/22/2022	17,754	17,754	17,640
L3292188.SRDUP, 24.2%, 07/19/2027 (a)(q)	Upstart	07/22/2022	1,373	1,373	1,349
L3292189.SRDUP, 18.56%, 12/22/2027 (a)(l)(q)	Upstart	07/27/2022	30,269	30,269	30,009
L3292206.SRDUP, 22.62%, 07/19/2027 (a)(l)(q)	Upstart	07/22/2022	9,793	9,793	2,634
L3292210.SRDUP, 18.6%, 07/19/2027 (a)(q)	Upstart	07/22/2022	9,925	9,925	9,831
L3292268.SRDUP, 24.07%, 07/19/2027 (a)(q)	Upstart	07/22/2022	12,351	12,351	12,174
L3292269.SRDUP, 21.49%, 07/19/2027 (a)(q)	Upstart	07/22/2022	7,273	7,273	7,171
L3292285.SRDUP, 20.95%, 07/19/2027 (a)(q)	Upstart	07/22/2022	1,543	1,543	1,522
L3292286.SRDUP, 21.53%, 07/19/2027 (a)(q)	Upstart	07/22/2022	11,361	11,361	11,204
L3292293.SRDUP, 19.3%, 07/19/2027 (a)(q)	Upstart	07/22/2022	4,520	4,520	4,457
L3292304.SRDUP, 12.31%, 07/19/2027 (a)(q)	Upstart	07/22/2022	28,450	28,450	28,272
L3292306.SRDUP, 21%, 07/19/2025 (a)(q)	Upstart	07/22/2022	4,027	4,027	3,981
L3292335.SRDUP, 24.3%, 07/19/2027 (a)(q)	Upstart	07/22/2022	1,337	1,337	1,317
L3292347.SRDUP, 20.06%, 07/19/2025 (a)(q)	Upstart	07/22/2022	4,016	4,016	3,970
L3292349.SRDUP, 20.94%, 07/19/2025 (a)(q)	Upstart	07/22/2022	1,047	1,050	1,035
L3292376.SRDUP, 19.31%, 07/19/2025 (a)(q)	Upstart	07/22/2022	7,220	7,240	7,138
L3292401.SRDUP, 21.17%, 12/19/2027 (a)(l)(q)	Upstart	07/22/2022	2,944	2,944	247
L3292406.SRDUP, 20.05%, 07/19/2027 (a)(q)	Upstart	07/22/2022	3,623	3,623	3,572
L3292418.SRDUP, 20.73%, 07/19/2027 (a)(q)	Upstart	07/22/2022	10,394	10,394	10,226
L3292424.SRDUP, 24.05%, 07/19/2027 (a)(l)(q)	Upstart	07/22/2022	4,212	4,212	3,934
L3292425.SRDUP, 23.78%, 12/19/2027 (a)(l)(q)	Upstart	07/22/2022	6,462	6,462	6,366
L3292457.SRDUP, 18.59%, 07/19/2027 (a)(q)	Upstart	07/22/2022	6,746	6,746	6,655
L3292483.SRDUP, 21.53%, 07/19/2027 (a)(l)(q)	Upstart	07/22/2022	8,761	8,761	8,127
L3292484.SRDUP, 17.39%, 07/19/2027 (a)(q)	Upstart	07/22/2022	7,166	7,166	7,119
L3292493.SRDUP, 18.76%, 07/19/2027 (a)(q)	Upstart	07/22/2022	1,050	1,050	1,040

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 7.5% (continued)
L3292501.SRDUP, 17.83%, 07/19/2027 (a)(q)	Upstart	07/22/2022	$25,032	$25,032	$24,795
L3292511.SRDUP, 23.98%, 07/19/2027 (a)(q)	Upstart	07/22/2022	9,181	9,181	9,021
L3292537.SRDUP, 21.03%, 07/19/2027 (a)(q)	Upstart	07/22/2022	10,524	10,524	10,371
L3292538.SRDUP, 13.06%, 07/19/2027 (a)(l)(q)	Upstart	07/22/2022	3,466	3,477	3,444
L3292584.SRDUP, 15.32%, 07/19/2027 (a)(q)	Upstart	07/22/2022	894	894	886
L3292655.SRDUP, 17.26%, 07/19/2025 (a)(q)	Upstart	07/22/2022	799	799	793
L3292688.SRDUP, 24.2%, 07/19/2027 (a)(q)	Upstart	07/22/2022	2,105	2,105	2,068
L3292702.SRDUP, 23.84%, 07/19/2027 (a)(l)(q)	Upstart	07/22/2022	1,124	1,124	1,041
L3292703.SRDUP, 15.6%, 07/28/2027 (a)(q)	Upstart	07/22/2022	26,319	26,319	26,075
L3293908.SRDUP, 22.82%, 07/20/2027 (a)(q)	Upstart	07/25/2022	1,095	1,095	1,079
L3294053.SRDUP, 10.92%, 07/20/2027 (a)(q)	Upstart	07/25/2022	44,125	44,125	43,972
L3294496.SRDUP, 16.02%, 07/20/2027 (a)(q)	Upstart	07/25/2022	6,003	6,003	5,948
L3294776.SRDUP, 26.75%, 07/25/2027 (a)(l)(q)	Upstart	07/28/2022	3,275	3,275	3,243
L3294888.SRDUP, 21.11%, 07/20/2027 (a)(q)	Upstart	07/25/2022	2,087	2,087	2,059
L3294907.SRDUP, 20.96%, 07/20/2027 (a)(q)	Upstart	07/25/2022	45,395	45,395	44,628
L3294929.SRDUP, 24.4%, 07/20/2027 (a)(q)	Upstart	07/25/2022	2,289	2,289	2,250
L3294963.SRDUP, 12.45%, 07/20/2025 (a)(q)	Upstart	07/25/2022	784	784	778
L3295007.SRDUP, 24.33%, 07/20/2027 (a)(q)	Upstart	07/25/2022	915	915	900
L3295087.SRDUP, 24.33%, 07/20/2027 (a)(q)	Upstart	07/25/2022	1,556	1,556	1,530
L3295117.SRDUP, 11.03%, 07/20/2027 (a)(q)	Upstart	07/25/2022	44,214	44,214	44,060
L3295150.SRDUP, 24.32%, 07/20/2027 (a)(l)(q)	Upstart	07/25/2022	14,831	14,883	4,007
L3295171.SRDUP, 20.62%, 07/20/2027 (a)(q)	Upstart	07/25/2022	1,814	1,814	1,797
L3295185.SRDUP, 19.25%, 07/20/2027 (a)(q)	Upstart	07/25/2022	14,338	14,338	14,185
L3295187.SRDUP, 21.54%, 07/20/2027 (a)(q)	Upstart	07/25/2022	2,729	2,729	2,692
L3295296.SRDUP, 17.83%, 07/20/2027 (a)(q)	Upstart	07/25/2022	9,004	9,004	8,920
L3295312.SRDUP, 24.12%, 07/21/2027 (a)(q)	Upstart	07/26/2022	1,282	1,282	1,264
L3295314.SRDUP, 15.36%, 07/20/2027 (a)(q)	Upstart	07/25/2022	8,943	8,943	8,861
L3295330.SRDUP, 17.04%, 07/20/2027 (a)(q)	Upstart	07/25/2022	22,463	22,463	22,255
L3295527.SRDUP, 11.77%, 07/21/2027 (a)(q)	Upstart	07/26/2022	14,157	14,157	14,072
L3295622.SRDUP, 18.14%, 07/20/2025 (a)(q)	Upstart	07/25/2022	798	798	792
L3295635.SRDUP, 22.54%, 07/20/2027 (a)(q)	Upstart	07/25/2022	20,965	20,965	20,608
L3295719.SRDUP, 21.8%, 07/20/2027 (a)(q)	Upstart	07/25/2022	1,456	1,456	1,436
L3295740.SRDUP, 16.93%, 07/20/2025 (a)(q)	Upstart	07/25/2022	5,821	5,821	5,777
L3295754.SRDUP, 18.51%, 07/20/2027 (a)(l)(q)	Upstart	07/25/2022	20,417	20,417	20,223
L3295812.SRDUP, 23.63%, 07/20/2027 (a)(q)	Upstart	07/25/2022	2,285	2,285	2,246
L3295833.SRDUP, 16.66%, 07/20/2027 (a)(q)	Upstart	07/25/2022	7,180	7,180	7,114
L3295847.SRDUP, 24.29%, 07/20/2027 (a)(l)(q)	Upstart	07/25/2022	20,074	20,074	2,844
L3295869.SRDUP, 22.91%, 07/20/2027 (a)(q)	Upstart	07/25/2022	912	912	897
L3295929.SRDUP, 10.65%, 07/20/2027 (a)(q)	Upstart	07/25/2022	5,291	5,291	5,272
L3295938.SRDUP, 21.8%, 07/20/2027 (a)(q)	Upstart	07/25/2022	11,828	11,828	11,664
L3295998.SRDUP, 11.03%, 07/21/2025 (a)(q)	Upstart	07/25/2022	3,902	3,913	3,875
L3296001.SRDUP, 21.8%, 07/20/2027 (a)(l)(q)	Upstart	07/25/2022	24,211	24,211	3,431
L3296005.SRDUP, 18.09%, 07/20/2025 (a)(l)(q)	Upstart	07/25/2022	1,890	1,890	1,780
L3296010.SRDUP, 10.92%, 07/20/2027 (a)(q)	Upstart	07/25/2022	8,825	8,825	8,794
L3296020.SRDUP, 21.94%, 07/20/2027 (a)(q)	Upstart	07/25/2022	3,481	3,481	3,432
L3296030.SRDUP, 24.19%, 07/20/2027 (a)(q)	Upstart	07/25/2022	13,464	13,464	13,233
L3296053.SRDUP, 24.32%, 07/20/2027 (a)(l)(q)	Upstart	07/25/2022	7,565	7,565	7,021
L3296077.SRDUP, 19.61%, 07/20/2025 (a)(q)	Upstart	07/25/2022	4,812	4,812	4,759
L3296098.SRDUP, 24.25%, 07/21/2027 (a)(q)	Upstart	07/26/2022	1,651	1,651	1,624
L3296115.SRDUP, 24.22%, 07/20/2027 (a)(l)(q)	Upstart	07/25/2022	4,031	4,031	571
L3296144.SRDUP, 24.09%, 07/20/2027 (a)(q)	Upstart	07/25/2022	1,830	1,830	1,809
L3296164.SRDUP, 23.6%, 07/20/2027 (a)(q)	Upstart	07/25/2022	6,083	6,083	5,979
L3296182.SRDUP, 16.23%, 07/21/2027 (a)(q)	Upstart	07/26/2022	4,482	4,482	4,442
L3296234.SRDUP, 24.12%, 07/20/2027 (a)(q)	Upstart	07/25/2022	3,661	3,661	3,610
L3296260.SRDUP, 24.28%, 07/20/2027 (a)(q)	Upstart	07/25/2022	1,922	1,922	1,889

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 7.5% (continued)
L3296277.SRDUP, 11.15%, 07/20/2027 (a)(l)(q)	Upstart	07/25/2022	$880	$880	$877
L3296311.SRDUP, 9.72%, 07/20/2025 (a)(q)	Upstart	07/25/2022	4,573	4,573	4,542
L3296324.SRDUP, 24.3%, 07/20/2027 (a)(q)	Upstart	07/25/2022	4,028	4,028	3,959
L3296347.SRDUP, 24.05%, 07/20/2027 (a)(q)	Upstart	07/25/2022	1,308	1,308	1,283
L3296349.SRDUP, 13.33%, 07/20/2027 (a)(q)	Upstart	07/25/2022	14,668	14,668	14,577
L3296360.SRDUP, 15.82%, 07/20/2025 (a)(l)(q)	Upstart	07/25/2022	6,518	6,518	6,150
L3296432.SRDUP, 17.9%, 07/20/2027 (a)(l)(q)	Upstart	07/25/2022	5,526	5,526	1,405
L3296542.SRDUP, 16.31%, 07/20/2027 (a)(q)	Upstart	07/25/2022	15,602	15,602	15,504
L3296721.SRDUP, 17.81%, 12/21/2025 (a)(q)	Upstart	07/26/2022	13,355	13,355	12,547
L3296889.SRDUP, 9.69%, 08/02/2027 (a)(q)	Upstart	08/05/2022	8,928	8,692	8,889
L3296952.SRDUP, 20.36%, 07/21/2027 (a)(l)(q)	Upstart	07/26/2022	11,200	11,239	1,587
L3297187.SRDUP, 24.2%, 07/21/2027 (a)(q)	Upstart	07/26/2022	1,190	1,190	1,174
L3297380.SRDUP, 20.18%, 07/21/2027 (a)(q)	Upstart	07/26/2022	1,087	1,087	1,073
L3297695.SRDUP, 23.68%, 07/21/2027 (a)(q)	Upstart	07/26/2022	2,102	2,102	2,067
L3297731.SRDUP, 18.32%, 07/21/2027 (a)(q)	Upstart	07/26/2022	1,082	1,082	1,072
L3297779.SRDUP, 24.2%, 07/26/2027 (a)(q)	Upstart	07/29/2022	1,401	1,401	1,377
L3297783.SRDUP, 19.35%, 07/21/2027 (a)(q)	Upstart	07/26/2022	7,233	7,233	7,166
L3297815.SRDUP, 14.37%, 07/21/2025 (a)(q)	Upstart	07/26/2022	1,578	1,578	1,566
L3298066.SRDUP, 20.29%, 07/21/2027 (a)(q)	Upstart	07/26/2022	18,129	18,129	17,961
L3298107.SRDUP, 14.9%, 07/21/2027 (a)(q)	Upstart	07/26/2022	7,754	7,754	7,685
L3298192.SRDUP, 11.35%, 07/22/2025 (a)(q)	Upstart	07/27/2022	781	781	776
L3298210.SRDUP, 17.38%, 07/21/2027 (a)(q)	Upstart	07/26/2022	14,846	14,889	14,711
L3298216.SRDUP, 16.63%, 07/21/2025 (a)(l)(q)	Upstart	07/26/2022	3,211	3,211	3,028
L3298278.SRDUP, 20.6%, 07/21/2027 (a)(q)	Upstart	07/26/2022	2,086	2,086	2,058
L3298279.SRDUP, 24.37%, 07/21/2027 (a)(q)	Upstart	07/26/2022	5,677	5,695	5,614
L3298280.SRDUP, 16.01%, 07/21/2027 (a)(q)	Upstart	07/26/2022	16,521	16,572	16,373
L3298301.SRDUP, 21.46%, 07/21/2027 (a)(q)	Upstart	07/26/2022	5,091	5,091	5,006
L3298306.SRDUP, 14.33%, 07/21/2025 (a)(q)	Upstart	07/26/2022	3,155	3,155	3,131
L3298312.SRDUP, 10.25%, 07/21/2027 (a)(q)	Upstart	07/26/2022	31,703	31,703	31,595
L3298313.SRDUP, 22.74%, 07/21/2027 (a)(q)	Upstart	07/26/2022	5,654	5,654	5,577
L3298321.SRDUP, 17.55%, 07/21/2025 (a)(q)	Upstart	07/26/2022	1,594	1,594	1,577
L3298339.SRDUP, 16.93%, 07/21/2025 (a)(q)	Upstart	07/26/2022	1,591	1,591	1,579
L3298342.SRDUP, 21.97%, 07/21/2027 (a)(q)	Upstart	07/26/2022	28,136	28,136	26,113
L3298343.SRDUP, 23.21%, 07/21/2027 (a)(q)	Upstart	07/26/2022	10,957	10,957	10,807
L3298354.SRDUP, 14.05%, 07/21/2027 (a)(q)	Upstart	07/26/2022	7,083	7,083	7,020
L3298356.SRDUP, 24.38%, 07/21/2027 (a)(l)(q)	Upstart	07/26/2022	1,180	1,180	167
L3298363.SRDUP, 18.13%, 07/21/2027 (a)(q)	Upstart	07/26/2022	2,639	2,639	2,615
L3298384.SRDUP, 20.12%, 07/21/2027 (a)(q)	Upstart	07/26/2022	40,754	40,754	40,382
L3298391.SRDUP, 18.82%, 07/21/2027 (a)(q)	Upstart	07/26/2022	6,320	6,320	6,236
L3298404.SRDUP, 23.97%, 07/21/2027 (a)(q)	Upstart	07/26/2022	1,281	1,281	1,263
L3298433.SRDUP, 18.5%, 07/21/2027 (a)(q)	Upstart	07/26/2022	2,706	2,706	2,681
L3298434.SRDUP, 23.13%, 07/21/2027 (a)(q)	Upstart	07/26/2022	13,645	13,645	13,420
L3298443.SRDUP, 14.46%, 07/21/2027 (a)(l)(q)	Upstart	07/26/2022	7,243	7,243	6,729
L3298445.SRDUP, 23.97%, 07/21/2027 (a)(q)	Upstart	07/26/2022	1,281	1,281	1,259
L3298448.SRDUP, 15.61%, 07/21/2027 (a)(q)	Upstart	07/26/2022	44,746	44,746	44,343
L3298457.SRDUP, 17.9%, 07/21/2027 (a)(q)	Upstart	07/26/2022	4,947	4,947	4,903
L3298461.SRDUP, 19.96%, 07/21/2027 (a)(l)(q)	Upstart	07/26/2022	8,993	8,993	8,910
L3298489.SRDUP, 20.03%, 07/21/2027 (a)(q)	Upstart	07/26/2022	23,774	23,774	23,535
L3298494.SRDUP, 19.83%, 07/21/2025 (a)(q)	Upstart	07/26/2022	1,865	1,865	1,838
L3298508.SRDUP, 17.3%, 07/21/2027 (a)(q)	Upstart	07/26/2022	10,790	10,790	10,692
L3298533.SRDUP, 14.03%, 07/21/2027 (a)(l)(q)	Upstart	07/26/2022	6,046	6,046	5,624
L3298581.SRDUP, 18.25%, 07/21/2027 (a)(l)(q)	Upstart	07/26/2022	13,693	13,693	12,725
L3298584.SRDUP, 16.45%, 07/21/2027 (a)(q)	Upstart	07/26/2022	6,279	6,279	6,222
L3298607.SRDUP, 20.95%, 07/21/2027 (a)(q)	Upstart	07/26/2022	16,886	16,886	16,660
L3298608.SRDUP, 13.55%, 07/21/2027 (a)(q)	Upstart	07/26/2022	1,779	1,779	1,768

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 7.5% (continued)
L3298613.SRDUP, 19.79%, 07/21/2027 (a)(q)	Upstart	07/26/2022	$13,586	$13,586	$13,460
L3298614.SRDUP, 12.12%, 07/21/2027 (a)(q)	Upstart	07/26/2022	13,286	13,286	13,206
L3298621.SRDUP, 12.01%, 07/21/2027 (a)(q)	Upstart	07/26/2022	11,688	11,688	11,618
L3298658.SRDUP, 17.4%, 07/21/2027 (a)(q)	Upstart	07/26/2022	8,544	8,544	8,467
L3298669.SRDUP, 24.15%, 07/21/2027 (a)(q)	Upstart	07/26/2022	9,243	9,243	9,141
L3298670.SRDUP, 13.82%, 07/21/2025 (a)(q)	Upstart	07/26/2022	4,199	4,199	4,169
L3298677.SRDUP, 15.73%, 07/21/2027 (a)(q)	Upstart	07/26/2022	7,162	7,162	7,097
L3298680.SRDUP, 14%, 07/21/2027 (a)(q)	Upstart	07/26/2022	3,028	3,028	3,001
L3298698.SRDUP, 14.63%, 07/21/2027 (a)(q)	Upstart	07/26/2022	17,848	17,848	17,688
L3298700.SRDUP, 15.26%, 07/21/2027 (a)(q)	Upstart	07/26/2022	22,350	22,350	22,149
L3299382.SRDUP, 23.03%, 07/22/2027 (a)(l)(q)	Upstart	07/27/2022	9,141	9,141	9,053
L3299583.SRDUP, 24.04%, 07/25/2027 (a)(q)	Upstart	07/28/2022	1,830	1,830	1,802
L3299969.SRDUP, 20.95%, 07/22/2027 (a)(l)(q)	Upstart	07/27/2022	6,430	6,430	6,345
L3300640.SRDUP, 21.15%, 07/22/2025 (a)(q)	Upstart	07/27/2022	6,723	6,723	6,667
L3300781.SRDUP, 18.92%, 07/22/2025 (a)(q)	Upstart	07/27/2022	3,203	3,203	3,170
L3301225.SRDUP, 12.79%, 08/03/2027 (a)(q)	Upstart	08/08/2022	1,801	1,753	1,787
L3301230.SRDUP, 24.28%, 07/22/2027 (a)(l)(q)	Upstart	07/27/2022	896	896	883
L3301445.SRDUP, 26.76%, 08/01/2027 (a)(l)(q)	Upstart	08/04/2022	1,953	1,899	1,906
L3301492.SRDUP, 17.07%, 07/22/2027 (a)(q)	Upstart	07/27/2022	3,594	3,594	3,562
L3301845.SRDUP, 24.08%, 12/22/2027 (a)(l)(q)	Upstart	07/27/2022	6,690	6,690	1,740
L3301932.SRDUP, 16.54%, 07/22/2027 (a)(q)	Upstart	07/27/2022	22,929	22,929	22,729
L3301939.SRDUP, 23.78%, 07/22/2027 (a)(q)	Upstart	07/27/2022	2,652	2,652	2,608
L3301951.SRDUP, 16.9%, 05/22/2028 (a)(l)(q)	Upstart	07/27/2022	2,978	2,978	2,957
L3301991.SRDUP, 22.02%, 07/22/2027 (a)(q)	Upstart	07/27/2022	2,731	2,731	2,695
L3301996.SRDUP, 24.3%, 07/22/2027 (a)(q)	Upstart	07/27/2022	481	481	474
L3302031.SRDUP, 23.66%, 12/22/2027 (a)(l)(q)	Upstart	07/27/2022	13,991	13,991	13,765
L3302139.SRDUP, 23.26%, 07/22/2027 (a)(q)	Upstart	07/27/2022	27,394	27,394	27,027
L3302201.SRDUP, 24.2%, 07/22/2027 (a)(q)	Upstart	07/27/2022	3,478	3,478	3,421
L3302210.SRDUP, 24.3%, 07/22/2027 (a)(q)	Upstart	07/27/2022	3,665	3,665	3,604
L3302285.SRDUP, 9.54%, 07/22/2025 (a)(q)	Upstart	07/27/2022	2,872	2,872	2,853
L3302358.SRDUP, 19.61%, 07/22/2025 (a)(q)	Upstart	07/27/2022	3,208	3,208	3,175
L3302377.SRDUP, 19.49%, 07/22/2027 (a)(l)(q)	Upstart	07/27/2022	17,043	17,043	3,239
L3302433.SRDUP, 24.09%, 07/22/2027 (a)(q)	Upstart	07/27/2022	1,830	1,830	1,805
L3302554.SRDUP, 20.36%, 07/22/2025 (a)(q)	Upstart	07/27/2022	804	806	796
L3302579.SRDUP, 24.22%, 07/22/2027 (a)(q)	Upstart	07/27/2022	17,390	17,390	17,104
L3302589.SRDUP, 12.26%, 07/22/2027 (a)(q)	Upstart	07/27/2022	78	78	78
L3302824.SRDUP, 13.35%, 07/22/2027 (a)(q)	Upstart	07/27/2022	12,457	12,495	12,349
L3302862.SRDUP, 13.36%, 07/22/2027 (a)(q)	Upstart	07/27/2022	927	927	920
L3302921.SRDUP, 18.39%, 07/22/2027 (a)(q)	Upstart	07/27/2022	5,468	5,468	5,413
L3302938.SRDUP, 24.37%, 07/25/2027 (a)(l)(q)	Upstart	07/28/2022	9,100	9,100	1,289
L3303010.SRDUP, 23.22%, 07/22/2027 (a)(l)(q)	Upstart	07/27/2022	2,804	2,804	733
L3303115.SRDUP, 24.13%, 07/22/2027 (a)(q)	Upstart	07/27/2022	2,657	2,657	2,614
L3303191.SRDUP, 16.68%, 07/22/2027 (a)(q)	Upstart	07/27/2022	14,361	14,361	14,233
L3303226.SRDUP, 21.72%, 07/22/2025 (a)(q)	Upstart	07/27/2022	11,340	11,368	11,223
L3303301.SRDUP, 23.73%, 07/22/2027 (a)(q)	Upstart	07/27/2022	1,188	1,188	1,169
L3303372.SRDUP, 24.33%, 07/22/2027 (a)(l)(q)	Upstart	07/27/2022	2,580	2,580	219
L3303535.SRDUP, 12.58%, 07/26/2027 (a)(q)	Upstart	07/29/2022	11,087	11,122	11,025
L3304210.SRDUP, 20.61%, 07/25/2027 (a)(q)	Upstart	07/28/2022	4,536	4,536	4,480
L3304312.SRDUP, 15.67%, 07/25/2027 (a)(q)	Upstart	07/28/2022	5,728	5,728	5,680
L3304403.SRDUP, 24.1%, 07/25/2027 (a)(l)(q)	Upstart	07/28/2022	4,307	4,307	1,204
L3304415.SRDUP, 15.97%, 07/25/2025 (a)(l)(q)	Upstart	07/28/2022	5,373	5,373	666
L3304475.SRDUP, 15.48%, 07/25/2027 (a)(q)	Upstart	07/28/2022	29,968	29,968	29,719
L3304489.SRDUP, 24.35%, 07/25/2027 (a)(q)	Upstart	07/28/2022	5,425	5,425	5,340
L3304500.SRDUP, 23.76%, 07/25/2027 (a)(q)	Upstart	07/28/2022	2,377	2,377	2,341
L3304544.SRDUP, 24.4%, 07/25/2027 (a)(q)	Upstart	07/28/2022	7,142	7,142	7,079

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 7.5% (continued)
L3304576.SRDUP, 22.93%, 07/25/2027 (a)(q)	Upstart	07/28/2022	$4,958	$4,958	$4,882
L3304592.SRDUP, 21.37%, 07/25/2027 (a)(q)	Upstart	07/28/2022	7,998	7,998	7,899
L3304611.SRDUP, 24.36%, 07/25/2027 (a)(q)	Upstart	07/28/2022	8,515	8,515	8,440
L3304650.SRDUP, 18.55%, 07/25/2027 (a)(q)	Upstart	07/28/2022	3,428	3,428	3,399
L3304654.SRDUP, 20.58%, 07/25/2027 (a)(q)	Upstart	07/28/2022	6,552	6,552	6,493
L3304669.SRDUP, 18.76%, 07/25/2027 (a)(q)	Upstart	07/28/2022	4,513	4,513	4,475
L3304673.SRDUP, 24.34%, 07/25/2027 (a)(q)	Upstart	07/28/2022	1,112	1,112	1,094
L3304686.SRDUP, 14.98%, 07/25/2027 (a)(l)(q)	Upstart	07/28/2022	4,295	4,295	609
L3304693.SRDUP, 13.67%, 07/25/2027 (a)(q)	Upstart	07/28/2022	26,697	26,697	26,544
L3304867.SRDUP, 21.38%, 07/25/2027 (a)(q)	Upstart	07/28/2022	5,453	5,453	5,371
L3304894.SRDUP, 19.91%, 07/25/2027 (a)(q)	Upstart	07/28/2022	9,960	9,960	9,875
L3304898.SRDUP, 19.25%, 07/25/2027 (a)(q)	Upstart	07/28/2022	1,438	1,438	1,424
L3304935.SRDUP, 12.34%, 07/25/2027 (a)(q)	Upstart	07/28/2022	4,964	4,964	4,936
L3304999.SRDUP, 24.11%, 07/25/2027 (a)(l)(q)	Upstart	07/28/2022	4,116	4,116	4,055
L3305013.SRDUP, 9.95%, 07/25/2027 (a)(q)	Upstart	07/28/2022	2,207	2,207	2,199
L3305014.SRDUP, 22.37%, 07/25/2027 (a)(l)(q)	Upstart	07/28/2022	29,287	29,287	28,918
L3305021.SRDUP, 11.57%, 07/25/2027 (a)(q)	Upstart	07/28/2022	8,577	8,577	8,549
L3305031.SRDUP, 24.4%, 07/25/2027 (a)(q)	Upstart	07/28/2022	3,571	3,571	3,516
L3305053.SRDUP, 24.22%, 07/25/2027 (a)(l)(q)	Upstart	07/28/2022	1,071	1,071	152
L3305091.SRDUP, 24.38%, 07/25/2027 (a)(q)	Upstart	07/28/2022	2,289	2,289	2,254
L3305130.SRDUP, 21.96%, 07/25/2027 (a)(q)	Upstart	07/28/2022	24,576	24,576	24,270
L3305149.SRDUP, 12.1%, 07/25/2027 (a)(q)	Upstart	07/28/2022	7,507	7,530	7,464
L3305233.SRDUP, 14.86%, 07/25/2027 (a)(l)(q)	Upstart	07/28/2022	15,103	15,103	15,015
L3305259.SRDUP, 24.21%, 07/25/2027 (a)(q)	Upstart	07/28/2022	1,806	1,812	1,778
L3305316.SRDUP, 24.05%, 07/25/2027 (a)(q)	Upstart	07/28/2022	1,006	1,006	991
L3305321.SRDUP, 21.67%, 07/25/2027 (a)(q)	Upstart	07/28/2022	8,038	8,038	7,939
L3305326.SRDUP, 23.69%, 07/25/2027 (a)(q)	Upstart	07/28/2022	15,266	15,266	15,031
L3305415.SRDUP, 24.32%, 07/25/2027 (a)(q)	Upstart	07/28/2022	3,091	3,091	3,044
L3305423.SRDUP, 14.87%, 07/25/2027 (a)(q)	Upstart	07/28/2022	3,572	3,572	3,542
L3305429.SRDUP, 21.22%, 07/25/2027 (a)(q)	Upstart	07/28/2022	1,746	1,746	1,730
L3305475.SRDUP, 19.72%, 07/25/2025 (a)(q)	Upstart	07/28/2022	8,025	8,048	7,951
L3305486.SRDUP, 9.45%, 07/25/2025 (a)(q)	Upstart	07/28/2022	3,492	3,492	3,469
L3305566.SRDUP, 23.18%, 12/25/2027 (a)(l)(q)	Upstart	07/28/2022	22,176	22,176	21,916
L3305582.SRDUP, 11.14%, 07/25/2027 (a)(q)	Upstart	07/28/2022	3,091	3,091	3,073
L3305584.SRDUP, 15.57%, 07/25/2027 (a)(l)(q)	Upstart	07/28/2022	43,635	43,635	43,265
L3305587.SRDUP, 24.27%, 07/25/2027 (a)(q)	Upstart	07/28/2022	2,934	2,934	2,883
L3305643.SRDUP, 16.41%, 07/25/2027 (a)(q)	Upstart	07/28/2022	28,123	28,123	27,888
L3305645.SRDUP, 11.17%, 07/25/2027 (a)(q)	Upstart	07/28/2022	7,065	7,065	7,026
L3305657.SRDUP, 24.05%, 07/25/2027 (a)(q)	Upstart	07/28/2022	11,090	11,090	10,906
L3305697.SRDUP, 21.53%, 07/25/2027 (a)(q)	Upstart	07/28/2022	3,182	3,182	3,143
L3305703.SRDUP, 20.6%, 07/25/2027 (a)(q)	Upstart	07/28/2022	33,591	33,591	33,152
L3305828.SRDUP, 15.54%, 07/25/2027 (a)(q)	Upstart	07/28/2022	12,414	12,452	12,310
L3309405.SRDUP, 20.41%, 07/26/2027 (a)(q)	Upstart	07/29/2022	9,066	9,066	8,957
L3309449.SRDUP, 14.45%, 07/26/2027 (a)(q)	Upstart	07/29/2022	3,032	3,032	3,008
L3309493.SRDUP, 15.78%, 08/01/2027 (a)(q)	Upstart	08/04/2022	10,889	10,596	10,754
L3309530.SRDUP, 23.84%, 07/26/2027 (a)(q)	Upstart	07/29/2022	4,568	4,568	4,501
L3309568.SRDUP, 22.91%, 07/26/2027 (a)(l)(q)	Upstart	07/29/2022	23,549	23,549	6,188
L3309580.SRDUP, 24.06%, 07/26/2027 (a)(q)	Upstart	07/29/2022	2,104	2,104	2,073
L3309583.SRDUP, 17.55%, 07/26/2025 (a)(l)(q)	Upstart	07/29/2022	4,119	4,119	4,078
L3309588.SRDUP, 15.02%, 07/26/2027 (a)(q)	Upstart	07/29/2022	13,758	13,758	13,647
L3309635.SRDUP, 23.1%, 07/26/2027 (a)(q)	Upstart	07/29/2022	913	913	902
L3309640.SRDUP, 17.81%, 07/26/2025 (a)(q)	Upstart	07/29/2022	2,649	2,649	2,633
L3309665.SRDUP, 12.61%, 07/26/2027 (a)(q)	Upstart	07/29/2022	8,518	8,518	8,469
L3309688.SRDUP, 15.37%, 07/26/2027 (a)(q)	Upstart	07/29/2022	5,366	5,366	5,322
L3309704.SRDUP, 14.48%, 07/26/2027 (a)(q)	Upstart	07/29/2022	6,690	6,690	6,636

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 7.5% (continued)
L3309713.SRDUP, 15.54%, 07/26/2027 (a)(q)	Upstart	07/29/2022	$5,903	$5,903	$5,855
L3309767.SRDUP, 13.33%, 07/26/2027 (a)(q)	Upstart	07/29/2022	10,615	10,615	10,531
L3309835.SRDUP, 24.37%, 07/26/2027 (a)(l)(q)	Upstart	07/29/2022	1,790	1,790	1,764
L3309855.SRDUP, 17.99%, 07/26/2027 (a)(l)(q)	Upstart	07/29/2022	1,774	1,774	1,759
L3309862.SRDUP, 10.63%, 07/26/2027 (a)(q)	Upstart	07/29/2022	13,787	13,787	13,742
L3309888.SRDUP, 15.74%, 07/26/2027 (a)(q)	Upstart	07/29/2022	5,371	5,371	5,327
L3309972.SRDUP, 24.34%, 12/26/2027 (a)(l)(q)	Upstart	07/29/2022	4,031	4,031	571
L3309973.SRDUP, 15.31%, 07/26/2027 (a)(q)	Upstart	07/29/2022	8,455	8,455	8,387
L3309983.SRDUP, 18.26%, 07/26/2025 (a)(l)(q)	Upstart	07/29/2022	5,927	5,927	1,757
L3310016.SRDUP, 17.41%, 07/26/2027 (a)(q)	Upstart	07/29/2022	6,566	6,566	6,511
L3310021.SRDUP, 15.62%, 07/26/2025 (a)(q)	Upstart	07/29/2022	2,693	2,700	2,676
L3310076.SRDUP, 14.52%, 07/26/2027 (a)(l)(q)	Upstart	07/29/2022	7,312	7,312	7,254
L3310080.SRDUP, 20.73%, 07/26/2025 (a)(l)(q)	Upstart	07/29/2022	4,348	4,348	4,313
L3310205.SRDUP, 16.26%, 07/26/2025 (a)(q)	Upstart	07/29/2022	1,975	1,981	1,965
L3310251.SRDUP, 19.26%, 07/26/2027 (a)(q)	Upstart	07/29/2022	2,712	2,712	2,689
L3310279.SRDUP, 20.57%, 07/26/2027 (a)(q)	Upstart	07/29/2022	9,525	9,525	9,410
L3310462.SRDUP, 16.12%, 07/26/2025 (a)(q)	Upstart	07/29/2022	3,808	3,808	3,784
L3310473.SRDUP, 15.61%, 07/26/2027 (a)(q)	Upstart	07/29/2022	6,712	6,712	6,673
L3310480.SRDUP, 24.32%, 07/26/2027 (a)(l)(q)	Upstart	07/29/2022	999	999	990
L3310487.SRDUP, 21.76%, 12/26/2027 (a)(l)(q)	Upstart	07/29/2022	1,956	1,956	1,933
L3310493.SRDUP, 21.57%, 07/26/2025 (a)(q)	Upstart	07/29/2022	12,103	12,103	11,993
L3310527.SRDUP, 21.41%, 07/26/2027 (a)(l)(q)	Upstart	07/29/2022	2,115	2,115	2,089
L3310533.SRDUP, 17.64%, 07/26/2025 (a)(q)	Upstart	07/29/2022	8,885	8,885	8,826
L3310627.SRDUP, 24.37%, 07/27/2027 (a)(q)	Upstart	08/01/2022	10,346	10,346	10,283
L3310657.SRDUP, 24.27%, 07/26/2027 (a)(q)	Upstart	07/29/2022	3,021	3,021	2,975
L3310684.SRDUP, 10.85%, 07/26/2025 (a)(q)	Upstart	07/29/2022	3,867	3,867	3,843
L3310701.SRDUP, 21.37%, 07/26/2027 (a)(q)	Upstart	07/29/2022	20,260	20,260	19,969
L3310739.SRDUP, 24.24%, 07/26/2027 (a)(l)(q)	Upstart	07/29/2022	1,948	1,948	394
L3310741.SRDUP, 24.19%, 12/26/2027 (a)(l)(q)	Upstart	07/29/2022	5,308	5,308	5,241
L3310766.SRDUP, 20.52%, 07/26/2027 (a)(q)	Upstart	07/29/2022	30,681	30,681	30,316
L3310792.SRDUP, 24.34%, 07/27/2027 (a)(q)	Upstart	08/01/2022	4,669	4,669	4,615
L3310855.SRDUP, 17.71%, 07/26/2025 (a)(q)	Upstart	07/29/2022	2,791	2,791	2,766
L3310866.SRDUP, 24.21%, 07/27/2027 (a)(q)	Upstart	08/01/2022	4,485	4,485	4,421
L3310870.SRDUP, 13.32%, 07/26/2027 (a)(q)	Upstart	07/29/2022	1,778	1,778	1,768
L3310874.SRDUP, 12.04%, 07/26/2025 (a)(q)	Upstart	07/29/2022	908	908	902
L3310892.SRDUP, 24.35%, 12/26/2027 (a)(l)(q)	Upstart	07/29/2022	15,574	15,574	15,365
L3310898.SRDUP, 14.89%, 07/26/2027 (a)(q)	Upstart	07/29/2022	2,233	2,233	2,215
L3311085.SRDUP, 22.93%, 07/26/2027 (a)(l)(q)	Upstart	07/29/2022	46,056	46,056	45,362
L3311095.SRDUP, 24.39%, 07/27/2027 (a)(q)	Upstart	08/01/2022	4,853	4,853	4,783
L3311406.SRDUP, 23.12%, 07/27/2027 (a)(q)	Upstart	08/01/2022	4,429	4,429	4,364
L3311607.SRDUP, 17.14%, 07/27/2027 (a)(q)	Upstart	08/01/2022	6,282	6,282	6,232
L3311953.SRDUP, 18.54%, 07/27/2025 (a)(l)(q)	Upstart	08/01/2022	2,896	2,896	2,841
L3312038.SRDUP, 9.74%, 07/27/2027 (a)(q)	Upstart	08/01/2022	14,947	14,947	14,899
L3312046.SRDUP, 10.36%, 07/27/2027 (a)(q)	Upstart	08/01/2022	22,023	22,023	21,953
L3312051.SRDUP, 23.44%, 07/27/2027 (a)(q)	Upstart	08/01/2022	30,513	30,513	30,158
L3312094.SRDUP, 16.24%, 08/01/2025 (a)(q)	Upstart	08/01/2022	4,018	4,018	3,988
L3312097.SRDUP, 24.32%, 07/27/2027 (a)(q)	Upstart	08/01/2022	4,028	4,028	3,981
L3312110.SRDUP, 16.75%, 07/27/2027 (a)(q)	Upstart	08/01/2022	44,454	44,454	44,093
L3312122.SRDUP, 13.66%, 07/27/2027 (a)(q)	Upstart	08/01/2022	6,852	6,852	6,799
L3312155.SRDUP, 15.85%, 07/27/2027 (a)(q)	Upstart	08/01/2022	3,134	3,134	3,110
L3312169.SRDUP, 24.28%, 12/27/2027 (a)(q)	Upstart	08/01/2022	962	962	945
L3312186.SRDUP, 17.92%, 07/27/2025 (a)(l)(q)	Upstart	08/01/2022	2,815	2,815	399
L3312187.SRDUP, 24.28%, 07/27/2027 (a)(l)(q)	Upstart	08/01/2022	9,266	9,266	1,313
L3312194.SRDUP, 19.81%, 12/27/2025 (a)(q)	Upstart	08/01/2022	4,282	4,282	4,199
L3312209.SRDUP, 23.84%, 07/27/2027 (a)(l)(q)	Upstart	08/01/2022	1,460	1,460	207

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 7.5% (continued)
L3312211.SRDUP, 16.91%, 07/27/2027 (a)(q)	Upstart	08/01/2022	$3,593	$3,593	$3,564
L3312241.SRDUP, 19.65%, 07/27/2027 (a)(q)	Upstart	08/01/2022	6,334	6,334	6,262
L3312244.SRDUP, 24.04%, 07/27/2027 (a)(q)	Upstart	08/01/2022	1,006	1,006	992
L3312274.SRDUP, 24.26%, 07/27/2027 (a)(q)	Upstart	08/01/2022	1,274	1,274	1,263
L3312276.SRDUP, 21.64%, 07/27/2025 (a)(q)	Upstart	08/01/2022	1,598	1,598	1,587
L3312292.SRDUP, 19.3%, 07/27/2027 (a)(q)	Upstart	08/01/2022	18,984	18,984	18,832
L3312295.SRDUP, 15.02%, 07/27/2027 (a)(q)	Upstart	08/01/2022	13,366	13,366	13,262
L3312329.SRDUP, 18.2%, 07/27/2027 (a)(q)	Upstart	08/01/2022	8,472	8,472	8,405
L3312343.SRDUP, 19.03%, 07/27/2025 (a)(q)	Upstart	08/01/2022	8,809	8,809	8,754
L3312347.SRDUP, 12.73%, 07/27/2027 (a)(q)	Upstart	08/01/2022	8,430	8,430	8,384
L3312480.SRDUP, 22.22%, 07/27/2027 (a)(l)(q)	Upstart	08/01/2022	9,968	9,968	9,841
L3312488.SRDUP, 21.64%, 07/27/2027 (a)(q)	Upstart	08/01/2022	13,642	13,642	13,450
L3312490.SRDUP, 16.86%, 07/27/2027 (a)(q)	Upstart	08/01/2022	10,771	10,771	10,686
L3312509.SRDUP, 16.96%, 07/27/2027 (a)(q)	Upstart	08/01/2022	3,144	3,144	3,119
L3312514.SRDUP, 13.17%, 07/27/2027 (a)(q)	Upstart	08/01/2022	2,938	2,938	2,922
L3312518.SRDUP, 20.84%, 07/27/2027 (a)(q)	Upstart	08/01/2022	5,852	5,852	5,780
L3312519.SRDUP, 12.78%, 07/27/2027 (a)(q)	Upstart	08/01/2022	34,525	34,525	34,337
L3312520.SRDUP, 18.72%, 07/27/2027 (a)(q)	Upstart	08/01/2022	3,583	3,583	3,553
L3312553.SRDUP, 16.6%, 07/27/2027 (a)(l)(q)	Upstart	08/01/2022	11,365	11,401	11,276
L3312557.SRDUP, 21.99%, 07/27/2027 (a)(q)	Upstart	08/01/2022	12,926	12,926	12,820
L3312563.SRDUP, 24.35%, 07/27/2027 (a)(q)	Upstart	08/01/2022	2,198	2,198	2,166
L3312566.SRDUP, 24.23%, 07/27/2027 (a)(q)	Upstart	08/01/2022	4,759	4,759	4,704
L3312570.SRDUP, 23.97%, 07/27/2027 (a)(l)(q)	Upstart	08/01/2022	1,242	1,242	111
L3312571.SRDUP, 22.12%, 07/27/2027 (a)(q)	Upstart	08/01/2022	11,383	11,383	11,251
L3312625.SRDUP, 19.57%, 07/27/2027 (a)(l)(q)	Upstart	08/01/2022	6,592	6,592	623
L3312638.SRDUP, 10.94%, 07/27/2027 (a)(q)	Upstart	08/01/2022	14,740	14,740	14,692
L3312670.SRDUP, 14.56%, 07/27/2027 (a)(q)	Upstart	08/01/2022	6,208	6,208	6,173
L3312672.SRDUP, 16.83%, 07/27/2025 (a)(q)	Upstart	08/01/2022	2,465	2,465	2,452
L3312673.SRDUP, 18.47%, 07/27/2027 (a)(q)	Upstart	08/01/2022	9,020	9,020	8,948
L3312683.SRDUP, 11.33%, 07/27/2027 (a)(q)	Upstart	08/01/2022	8,833	8,833	8,805
L3312698.SRDUP, 24.28%, 07/27/2027 (a)(q)	Upstart	08/01/2022	1,098	1,098	1,083
L3312797.SRDUP, 24.1%, 07/27/2027 (a)(q)	Upstart	08/01/2022	1,830	1,830	1,804
L3312812.SRDUP, 16.76%, 07/27/2025 (a)(q)	Upstart	08/01/2022	954	954	949
L3312824.SRDUP, 21.4%, 07/27/2027 (a)(q)	Upstart	08/01/2022	11,119	11,119	10,986
L3312858.SRDUP, 18.96%, 07/27/2027 (a)(q)	Upstart	08/01/2022	5,419	5,419	5,376
L3316279.SRDUP, 20.58%, 08/09/2027 (a)(q)	Upstart	08/12/2022	30,653	29,814	30,140
L3316866.SRDUP, 11.03%, 08/01/2027 (a)(q)	Upstart	08/04/2022	22,902	22,293	22,706
L3317681.SRDUP, 18.62%, 08/01/2027 (a)(l)(q)	Upstart	08/04/2022	1,188	1,152	168
L3318595.SRDUP, 21.13%, 08/01/2027 (a)(l)(q)	Upstart	08/04/2022	5,421	5,273	5,318
L3319584.SRDUP, 21.54%, 08/01/2027 (a)(l)(q)	Upstart	08/04/2022	7,174	6,977	7,037
L3319799.SRDUP, 23.94%, 08/01/2027 (a)(l)(q)	Upstart	08/04/2022	2,126	2,068	2,081
L3319805.SRDUP, 24.34%, 08/01/2027 (a)(l)(q)	Upstart	08/04/2022	3,624	3,517	3,535
L3319806.SRDUP, 10.9%, 08/01/2025 (a)(q)	Upstart	08/04/2022	1,161	1,134	1,152
L3319810.SRDUP, 18.64%, 08/01/2027 (a)(l)(q)	Upstart	08/04/2022	9,488	9,231	9,369
L3319824.SRDUP, 21.32%, 08/01/2027 (a)(l)(q)	Upstart	08/04/2022	4,964	4,828	4,869
L3319826.SRDUP, 15.29%, 08/01/2027 (a)(l)(q)	Upstart	08/04/2022	13,610	13,244	13,443
L3319837.SRDUP, 24.37%, 08/01/2027 (a)(l)(q)	Upstart	08/04/2022	1,299	1,263	1,268
L3319872.SRDUP, 24.06%, 08/01/2027 (a)(l)(q)	Upstart	08/04/2022	1,387	1,349	1,354
L3319874.SRDUP, 21.05%, 08/01/2027 (a)(q)	Upstart	08/04/2022	2,576	2,506	2,527
L3319888.SRDUP, 22.24%, 08/01/2027 (a)(l)(q)	Upstart	08/04/2022	2,303	2,240	2,249
L3319897.SRDUP, 23.88%, 08/01/2027 (a)(q)	Upstart	08/04/2022	2,589	2,518	2,538
L3319921.SRDUP, 24.34%, 08/01/2027 (a)(l)(q)	Upstart	08/04/2022	7,957	7,738	7,768
L3319928.SRDUP, 17.44%, 08/01/2027 (a)(l)(q)	Upstart	08/04/2022	10,370	10,090	10,241
L3319940.SRDUP, 16.69%, 08/01/2027 (a)(q)	Upstart	08/04/2022	41,539	40,416	41,013
L3319949.SRDUP, 20.19%, 08/01/2027 (a)(l)(q)	Upstart	08/04/2022	11,013	10,697	10,873

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 7.5% (continued)
L3319952.SRDUP, 24.13%, 08/01/2027 (a)(l)(q)	Upstart	08/04/2022	$1,387	$1,349	$1,360
L3319961.SRDUP, 24.39%, 08/01/2027 (a)(l)(q)	Upstart	08/04/2022	4,127	4,003	585
L3319966.SRDUP, 22.18%, 08/01/2027 (a)(l)(q)	Upstart	08/04/2022	6,389	6,219	1,181
L3319967.SRDUP, 20.83%, 08/01/2025 (a)(l)(q)	Upstart	08/04/2022	12,170	11,875	11,964
L3319978.SRDUP, 23.89%, 08/01/2027 (a)(q)	Upstart	08/04/2022	1,792	1,748	1,748
L3320008.SRDUP, 21.91%, 08/01/2027 (a)(l)(q)	Upstart	08/04/2022	6,213	6,043	6,079
L3320038.SRDUP, 23.88%, 08/01/2027 (a)(l)(q)	Upstart	08/04/2022	1,601	1,553	733
L3320071.SRDUP, 22.85%, 08/01/2027 (a)(l)(q)	Upstart	08/04/2022	7,855	7,619	1,113
L3320077.SRDUP, 11.57%, 08/01/2025 (a)(l)(q)	Upstart	08/04/2022	23,391	22,840	23,161
L3320111.SRDUP, 21.21%, 08/01/2025 (a)(l)(q)	Upstart	08/04/2022	828	808	814
L3320114.SRDUP, 16.39%, 08/01/2027 (a)(l)(q)	Upstart	08/04/2022	16,828	16,326	7,089
L3320116.SRDUP, 22.99%, 08/01/2027 (a)(l)(q)	Upstart	08/04/2022	4,134	4,020	4,050
L3320122.SRDUP, 9.83%, 08/01/2027 (a)(l)(q)	Upstart	08/04/2022	44,656	43,613	44,461
L3320127.SRDUP, 18.72%, 08/01/2027 (a)(l)(q)	Upstart	08/04/2022	13,707	13,335	13,535
L3320129.SRDUP, 24.19%, 08/01/2027 (a)(l)(q)	Upstart	08/04/2022	2,867	2,798	2,799
L3320133.SRDUP, 20.46%, 08/01/2027 (a)(l)(q)	Upstart	08/04/2022	12,845	12,495	12,601
L3320138.SRDUP, 13.08%, 08/01/2027 (a)(l)(q)	Upstart	08/04/2022	1,261	1,228	1,251
L3320143.SRDUP, 21.76%, 08/01/2025 (a)(q)	Upstart	08/04/2022	7,445	7,264	7,312
L3320160.SRDUP, 24.34%, 08/01/2027 (a)(q)	Upstart	08/04/2022	2,868	2,782	2,806
L3320163.SRDUP, 15.96%, 08/01/2025 (a)(l)(q)	Upstart	08/04/2022	5,555	5,422	5,491
L3320166.SRDUP, 24.4%, 08/01/2027 (a)(l)(q)	Upstart	08/04/2022	18,059	17,517	3,326
L3320167.SRDUP, 19.44%, 08/01/2027 (a)(l)(q)	Upstart	08/04/2022	3,112	3,037	3,053
L3320169.SRDUP, 17.38%, 08/01/2027 (a)(l)(q)	Upstart	08/04/2022	9,023	8,758	8,910
L3320181.SRDUP, 24.06%, 08/01/2027 (a)(l)(q)	Upstart	08/04/2022	5,548	5,396	5,417
L3320189.SRDUP, 23.86%, 08/01/2027 (a)(q)	Upstart	08/04/2022	1,479	1,439	1,444
L3320197.SRDUP, 15.02%, 08/01/2027 (a)(q)	Upstart	08/04/2022	22,266	21,668	21,990
L3320204.SRDUP, 16.56%, 08/01/2025 (a)(q)	Upstart	08/04/2022	7,291	7,117	7,202
L3320212.SRDUP, 18.66%, 08/01/2027 (a)(l)(q)	Upstart	08/04/2022	5,271	5,113	484
L3320219.SRDUP, 22.72%, 08/01/2027 (a)(q)	Upstart	08/04/2022	8,982	8,735	8,765
L3320234.SRDUP, 22.78%, 08/01/2027 (a)(l)(q)	Upstart	08/04/2022	37,143	36,125	36,273
L3320246.SRDUP, 23.79%, 01/01/2028 (a)(l)(q)	Upstart	08/04/2022	9,534	9,249	4,316
L3320275.SRDUP, 12.92%, 08/01/2027 (a)(l)(q)	Upstart	08/04/2022	3,062	2,981	3,038
L3320277.SRDUP, 24.37%, 08/01/2027 (a)(l)(q)	Upstart	08/04/2022	4,997	4,859	4,900
L3320281.SRDUP, 20.67%, 01/01/2028 (a)(q)	Upstart	08/04/2022	20,836	20,277	20,576
L3320293.SRDUP, 17.34%, 08/01/2027 (a)(l)(q)	Upstart	08/04/2022	2,732	2,658	2,698
L3320338.SRDUP, 19.69%, 08/01/2025 (a)(l)(q)	Upstart	08/04/2022	991	967	974
L3320342.SRDUP, 21.36%, 08/01/2027 (a)(l)(q)	Upstart	08/04/2022	2,022	1,967	1,984
L3320357.SRDUP, 11.47%, 08/01/2027 (a)(q)	Upstart	08/04/2022	2,464	2,398	2,444
L3320372.SRDUP, 18.25%, 08/01/2027 (a)(l)(q)	Upstart	08/04/2022	9,676	9,413	9,554
L3320380.SRDUP, 16.07%, 08/01/2027 (a)(l)(q)	Upstart	08/04/2022	19,985	19,446	19,737
L3321504.SRDUP, 17.52%, 08/02/2027 (a)(q)	Upstart	08/05/2022	12,415	12,078	12,258
L3321962.SRDUP, 24.06%, 08/02/2027 (a)(q)	Upstart	08/05/2022	1,572	1,529	1,535
L3322357.SRDUP, 24.17%, 08/02/2027 (a)(q)	Upstart	08/05/2022	1,017	989	994
L3324226.SRDUP, 22.84%, 08/03/2027 (a)(l)(q)	Upstart	08/08/2022	1,013	985	990
L3324242.SRDUP, 24.26%, 08/02/2027 (a)(q)	Upstart	08/05/2022	6,484	6,289	6,343
L3324468.SRDUP, 20.96%, 08/03/2027 (a)(q)	Upstart	08/08/2022	16,995	16,531	16,608
L3324484.SRDUP, 17.42%, 08/02/2025 (a)(q)	Upstart	08/05/2022	5,988	5,844	5,891
L3324749.SRDUP, 19.07%, 08/02/2027 (a)(q)	Upstart	08/05/2022	6,367	6,192	6,249
L3324913.SRDUP, 18.73%, 08/02/2027 (a)(q)	Upstart	08/05/2022	18,277	17,780	18,050
L3324932.SRDUP, 23.29%, 06/02/2028 (a)(l)(q)	Upstart	08/05/2022	933	905	921
L3324959.SRDUP, 17.05%, 08/02/2027 (a)(q)	Upstart	08/05/2022	4,196	4,082	4,144
L3324977.SRDUP, 24.1%, 08/02/2027 (a)(q)	Upstart	08/05/2022	3,610	3,511	3,524
L3324988.SRDUP, 15.03%, 08/02/2027 (a)(q)	Upstart	08/05/2022	7,245	7,050	7,157
L3325036.SRDUP, 12.75%, 08/02/2027 (a)(q)	Upstart	08/05/2022	23,144	22,522	22,951
L3325038.SRDUP, 15.67%, 06/02/2026 (a)(q)	Upstart	08/05/2022	5,184	5,033	5,122

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 7.5% (continued)
L3325048.SRDUP, 18.54%, 08/02/2025 (a)(q)	Upstart	08/05/2022	$14,810	$14,452	$14,569
L3325053.SRDUP, 24.35%, 08/02/2027 (a)(q)	Upstart	08/05/2022	12,029	11,697	11,747
L3325065.SRDUP, 22.06%, 08/02/2027 (a)(q)	Upstart	08/05/2022	5,890	5,729	5,778
L3325074.SRDUP, 13.51%, 08/02/2025 (a)(q)	Upstart	08/05/2022	811	792	803
L3325085.SRDUP, 18.62%, 08/02/2027 (a)(q)	Upstart	08/05/2022	5,847	5,688	5,774
L3325095.SRDUP, 21.99%, 08/02/2027 (a)(l)(q)	Upstart	08/05/2022	6,606	6,409	2,934
L3325107.SRDUP, 22.94%, 08/02/2027 (a)(q)	Upstart	08/05/2022	341	332	335
L3325121.SRDUP, 23.95%, 08/02/2027 (a)(q)	Upstart	08/05/2022	1,387	1,349	1,358
L3325164.SRDUP, 15.51%, 08/02/2027 (a)(q)	Upstart	08/05/2022	9,067	8,823	8,957
L3325178.SRDUP, 21.55%, 08/02/2027 (a)(q)	Upstart	08/05/2022	5,979	5,835	5,840
L3325183.SRDUP, 16.91%, 08/02/2027 (a)(q)	Upstart	08/05/2022	22,746	22,132	22,468
L3325184.SRDUP, 24.26%, 08/02/2027 (a)(l)(q)	Upstart	08/05/2022	7,978	7,758	7,871
L3325185.SRDUP, 17.11%, 08/02/2027 (a)(l)(q)	Upstart	08/05/2022	19,359	18,778	2,743
L3325187.SRDUP, 16.96%, 08/02/2027 (a)(q)	Upstart	08/05/2022	3,108	3,024	3,069
L3325205.SRDUP, 21.86%, 08/02/2027 (a)(q)	Upstart	08/05/2022	11,050	10,748	10,840
L3325225.SRDUP, 24.36%, 08/02/2027 (a)(q)	Upstart	08/05/2022	19,624	19,083	19,247
L3325228.SRDUP, 24.13%, 08/02/2027 (a)(q)	Upstart	08/05/2022	13,608	13,233	13,285
L3325231.SRDUP, 24.33%, 08/02/2027 (a)(q)	Upstart	08/05/2022	3,979	3,869	3,896
L3325241.SRDUP, 12.78%, 08/02/2027 (a)(q)	Upstart	08/05/2022	18,007	17,526	17,865
L3325257.SRDUP, 21.18%, 08/02/2027 (a)(q)	Upstart	08/05/2022	9,189	8,928	9,016
L3325282.SRDUP, 21.78%, 01/02/2028 (a)(l)(q)	Upstart	08/05/2022	1,142	1,108	1,121
L3325286.SRDUP, 12.54%, 08/02/2027 (a)(q)	Upstart	08/05/2022	5,399	5,255	5,356
L3325289.SRDUP, 13.13%, 08/02/2027 (a)(q)	Upstart	08/05/2022	9,012	8,771	8,941
L3325301.SRDUP, 22.48%, 08/02/2027 (a)(q)	Upstart	08/05/2022	10,783	10,521	10,533
L3325302.SRDUP, 17.49%, 08/02/2027 (a)(q)	Upstart	08/05/2022	5,095	4,958	5,033
L3325305.SRDUP, 21.4%, 08/02/2027 (a)(q)	Upstart	08/05/2022	23,195	22,562	22,906
L3325310.SRDUP, 23.46%, 08/02/2027 (a)(l)(q)	Upstart	08/05/2022	3,578	3,483	3,494
L3325321.SRDUP, 22.51%, 08/02/2027 (a)(q)	Upstart	08/05/2022	9,217	8,964	9,042
L3325322.SRDUP, 24.35%, 08/02/2027 (a)(q)	Upstart	08/05/2022	8,328	8,098	8,133
L3325325.SRDUP, 23.33%, 08/02/2027 (a)(q)	Upstart	08/05/2022	20,621	20,054	20,227
L3325343.SRDUP, 13.52%, 08/02/2027 (a)(q)	Upstart	08/05/2022	3,217	3,131	3,190
L3325345.SRDUP, 13.12%, 08/02/2027 (a)(q)	Upstart	08/05/2022	1,355	1,318	1,344
L3325348.SRDUP, 16.86%, 08/02/2025 (a)(q)	Upstart	08/05/2022	12,298	12,038	12,168
L3325351.SRDUP, 24.2%, 08/02/2027 (a)(q)	Upstart	08/05/2022	1,665	1,619	1,626
L3325362.SRDUP, 11.01%, 08/02/2027 (a)(q)	Upstart	08/05/2022	1,310	1,275	1,305
L3325374.SRDUP, 13.07%, 08/02/2027 (a)(l)(q)	Upstart	08/05/2022	1,804	1,756	1,790
L3325394.SRDUP, 15.94%, 08/02/2025 (a)(q)	Upstart	08/05/2022	4,901	4,784	4,846
L3325403.SRDUP, 19.16%, 08/02/2027 (a)(q)	Upstart	08/05/2022	915	890	903
L3325407.SRDUP, 13.43%, 08/02/2027 (a)(q)	Upstart	08/05/2022	4,509	4,389	4,474
L3325413.SRDUP, 24.29%, 08/02/2027 (a)(q)	Upstart	08/05/2022	2,591	2,519	2,530
L3325455.SRDUP, 24.19%, 08/02/2027 (a)(q)	Upstart	08/05/2022	1,942	1,889	1,897
L3325512.SRDUP, 15.61%, 08/02/2025 (a)(q)	Upstart	08/05/2022	816	797	807
L3325513.SRDUP, 23.97%, 08/02/2027 (a)(l)(q)	Upstart	08/05/2022	1,500	1,455	213
L3325559.SRDUP, 20.27%, 08/02/2027 (a)(q)	Upstart	08/05/2022	2,698	2,624	2,647
L3325577.SRDUP, 19.96%, 08/02/2027 (a)(q)	Upstart	08/05/2022	5,501	5,368	5,397
L3325596.SRDUP, 14.9%, 08/02/2027 (a)(q)	Upstart	08/05/2022	7,862	7,650	7,763
L3325602.SRDUP, 24.01%, 08/02/2027 (a)(q)	Upstart	08/05/2022	1,494	1,453	1,457
L3325655.SRDUP, 17.23%, 08/02/2027 (a)(q)	Upstart	08/05/2022	5,375	5,230	5,309
L3325657.SRDUP, 22.31%, 08/02/2027 (a)(q)	Upstart	08/05/2022	16,122	15,680	15,749
L3325658.SRDUP, 17.45%, 08/02/2027 (a)(q)	Upstart	08/05/2022	10,022	9,750	9,898
L3325659.SRDUP, 10.94%, 08/02/2025 (a)(q)	Upstart	08/05/2022	3,220	3,145	3,193
L3325663.SRDUP, 23.6%, 08/02/2027 (a)(q)	Upstart	08/05/2022	9,103	8,854	8,888
L3325678.SRDUP, 19.71%, 08/02/2027 (a)(q)	Upstart	08/05/2022	2,015	1,960	1,990
L3325687.SRDUP, 24.1%, 08/02/2027 (a)(q)	Upstart	08/05/2022	1,008	980	982
L3325691.SRDUP, 9.81%, 08/02/2027 (a)(q)	Upstart	08/05/2022	25,007	24,345	24,899

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 7.5% (continued)
L3325740.SRDUP, 21.13%, 08/03/2027 (a)(q)	Upstart	08/08/2022	$10,109	$9,833	$9,921
L3326099.SRDUP, 19.68%, 08/03/2025 (a)(q)	Upstart	08/08/2022	4,650	4,538	4,568
L3327144.SRDUP, 18.48%, 08/03/2027 (a)(q)	Upstart	08/08/2022	1,461	1,422	1,443
L3327322.SRDUP, 20.74%, 08/03/2027 (a)(q)	Upstart	08/08/2022	5,141	5,001	5,046
L3327339.SRDUP, 24.33%, 08/05/2027 (a)(l)(q)	Upstart	08/10/2022	7,918	7,680	1,122
L3327523.SRDUP, 21.93%, 08/03/2027 (a)(q)	Upstart	08/08/2022	5,155	5,014	5,059
L3327539.SRDUP, 20.36%, 08/03/2027 (a)(q)	Upstart	08/08/2022	11,007	10,707	10,805
L3327783.SRDUP, 24.37%, 08/03/2027 (a)(l)(q)	Upstart	08/08/2022	24,299	23,570	6,463
L3327884.SRDUP, 17.23%, 08/03/2027 (a)(q)	Upstart	08/08/2022	10,016	9,745	9,895
L3327950.SRDUP, 24.39%, 08/03/2027 (a)(q)	Upstart	08/08/2022	1,573	1,530	1,537
L3327951.SRDUP, 16.12%, 08/03/2027 (a)(q)	Upstart	08/08/2022	3,104	3,020	3,067
L3327969.SRDUP, 21.69%, 08/03/2027 (a)(q)	Upstart	08/08/2022	2,944	2,863	2,877
L3327996.SRDUP, 18.13%, 08/03/2027 (a)(q)	Upstart	08/08/2022	4,106	3,995	4,056
L3328040.SRDUP, 14.33%, 08/03/2027 (a)(q)	Upstart	08/08/2022	3,797	3,695	3,767
L3328074.SRDUP, 24.38%, 08/03/2027 (a)(l)(q)	Upstart	08/08/2022	1,307	1,268	1,274
L3328160.SRDUP, 21.82%, 08/03/2027 (a)(q)	Upstart	08/08/2022	7,915	7,698	7,735
L3328190.SRDUP, 23.97%, 08/03/2027 (a)(l)(q)	Upstart	08/08/2022	3,853	3,738	727
L3328192.SRDUP, 15.93%, 08/03/2027 (a)(q)	Upstart	08/08/2022	1,847	1,798	1,831
L3328216.SRDUP, 22.2%, 08/03/2027 (a)(q)	Upstart	08/08/2022	12,239	11,903	12,009
L3328221.SRDUP, 24.24%, 08/03/2027 (a)(q)	Upstart	08/08/2022	1,018	990	994
L3328231.SRDUP, 18.05%, 08/03/2027 (a)(l)(q)	Upstart	08/08/2022	2,500	2,425	354
L3328261.SRDUP, 21.25%, 08/03/2027 (a)(q)	Upstart	08/08/2022	6,434	6,258	6,353
L3328315.SRDUP, 23.97%, 08/03/2027 (a)(l)(q)	Upstart	08/08/2022	8,638	8,400	8,474
L3328322.SRDUP, 24.01%, 08/03/2027 (a)(l)(q)	Upstart	08/08/2022	1,402	1,360	645
L3328330.SRDUP, 13.4%, 08/03/2027 (a)(q)	Upstart	08/08/2022	27,055	26,331	26,843
L3328360.SRDUP, 20.13%, 08/03/2027 (a)(q)	Upstart	08/08/2022	4,034	3,924	3,960
L3328382.SRDUP, 24.22%, 08/03/2027 (a)(q)	Upstart	08/08/2022	893	869	882
L3328430.SRDUP, 18.66%, 08/03/2027 (a)(q)	Upstart	08/08/2022	3,655	3,555	3,610
L3328449.SRDUP, 20.61%, 08/03/2027 (a)(l)(q)	Upstart	08/08/2022	4,890	4,743	1,262
L3328477.SRDUP, 24%, 08/03/2027 (a)(l)(q)	Upstart	08/08/2022	2,824	2,739	400
L3328484.SRDUP, 18.06%, 08/03/2027 (a)(q)	Upstart	08/08/2022	6,310	6,139	6,195
L3328499.SRDUP, 24.16%, 08/03/2027 (a)(q)	Upstart	08/08/2022	1,295	1,259	1,265
L3328509.SRDUP, 17.07%, 01/05/2028 (a)(q)	Upstart	08/10/2022	5,702	5,545	5,642
L3328586.SRDUP, 17.2%, 08/03/2027 (a)(q)	Upstart	08/08/2022	5,343	5,198	5,277
L3328771.SRDUP, 19.34%, 08/03/2027 (a)(q)	Upstart	08/08/2022	5,033	4,896	4,971
L3328781.SRDUP, 12.12%, 08/03/2027 (a)(q)	Upstart	08/08/2022	6,875	6,692	6,821
L3328802.SRDUP, 13.39%, 08/03/2025 (a)(q)	Upstart	08/08/2022	3,649	3,562	3,614
L3328810.SRDUP, 22.4%, 08/03/2027 (a)(q)	Upstart	08/08/2022	1,566	1,524	1,531
L3328824.SRDUP, 11.28%, 08/03/2027 (a)(q)	Upstart	08/08/2022	11,478	11,173	11,390
L3328846.SRDUP, 15.15%, 08/03/2027 (a)(q)	Upstart	08/08/2022	7,247	7,075	7,161
L3328874.SRDUP, 24.19%, 08/03/2027 (a)(q)	Upstart	08/08/2022	3,607	3,508	3,524
L3328915.SRDUP, 12.77%, 08/03/2027 (a)(q)	Upstart	08/08/2022	45,017	43,814	44,666
L3329055.SRDUP, 14.86%, 08/03/2027 (a)(l)(q)	Upstart	08/08/2022	10,282	10,006	10,157
L3329088.SRDUP, 22.94%, 08/03/2027 (a)(q)	Upstart	08/08/2022	14,391	13,996	14,122
L3329091.SRDUP, 24.11%, 08/03/2027 (a)(q)	Upstart	08/08/2022	925	899	904
L3329098.SRDUP, 14.93%, 08/03/2027 (a)(q)	Upstart	08/08/2022	9,054	8,810	8,946
L3329108.SRDUP, 21%, 08/03/2027 (a)(q)	Upstart	08/08/2022	1,102	1,072	1,089
L3329112.SRDUP, 24.32%, 08/03/2027 (a)(q)	Upstart	08/08/2022	4,071	3,959	3,977
L3329189.SRDUP, 24.16%, 08/03/2027 (a)(q)	Upstart	08/08/2022	4,255	4,151	4,157
L3329272.SRDUP, 20.18%, 08/03/2027 (a)(q)	Upstart	08/08/2022	1,375	1,338	1,358
L3329389.SRDUP, 11.77%, 08/03/2025 (a)(q)	Upstart	08/08/2022	4,842	4,728	4,796
L3329500.SRDUP, 24.04%, 08/03/2027 (a)(q)	Upstart	08/08/2022	1,295	1,259	1,265
L3329522.SRDUP, 22.31%, 08/03/2027 (a)(l)(q)	Upstart	08/08/2022	1,963	1,904	278
L3329539.SRDUP, 17.36%, 08/03/2027 (a)(q)	Upstart	08/08/2022	20,470	19,916	20,217
L3329542.SRDUP, 12.84%, 08/03/2027 (a)(q)	Upstart	08/08/2022	13,219	12,865	13,114

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 7.5% (continued)
L3329611.SRDUP, 16.16%, 08/03/2025 (a)(q)	Upstart	08/08/2022	$5,721	$5,584	$5,665
L3329625.SRDUP, 24.05%, 08/03/2027 (a)(l)(q)	Upstart	08/08/2022	1,874	1,818	866
L3329647.SRDUP, 23.02%, 08/03/2027 (a)(q)	Upstart	08/08/2022	1,384	1,346	1,352
L3329726.SRDUP, 24.3%, 08/03/2027 (a)(l)(q)	Upstart	08/08/2022	2,898	2,812	1,335
L3330225.SRDUP, 23.9%, 08/04/2027 (a)(q)	Upstart	08/09/2022	1,109	1,079	1,089
L3330321.SRDUP, 17.99%, 08/04/2027 (a)(q)	Upstart	08/09/2022	11,700	11,350	11,558
L3330502.SRDUP, 10.16%, 08/04/2027 (a)(q)	Upstart	08/09/2022	11,622	11,313	11,572
L3330728.SRDUP, 23.69%, 08/04/2027 (a)(l)(q)	Upstart	08/09/2022	4,500	4,365	638
L3331070.SRDUP, 20.95%, 08/04/2027 (a)(q)	Upstart	08/09/2022	1,336	1,302	1,311
L3331127.SRDUP, 21.27%, 08/04/2027 (a)(q)	Upstart	08/09/2022	1,149	1,121	1,127
L3331146.SRDUP, 10.81%, 08/04/2025 (a)(q)	Upstart	08/09/2022	1,609	1,572	1,596
L3331188.SRDUP, 23.41%, 08/04/2027 (a)(l)(q)	Upstart	08/09/2022	1,805	1,751	1,771
L3331199.SRDUP, 24.37%, 08/04/2027 (a)(q)	Upstart	08/09/2022	2,222	2,158	2,171
L3331252.SRDUP, 24.39%, 08/04/2027 (a)(q)	Upstart	08/09/2022	4,257	4,139	4,160
L3331262.SRDUP, 24.06%, 08/04/2027 (a)(q)	Upstart	08/09/2022	984	957	965
L3331276.SRDUP, 23.86%, 08/04/2027 (a)(q)	Upstart	08/09/2022	1,387	1,348	1,355
L3331309.SRDUP, 24.36%, 08/04/2027 (a)(q)	Upstart	08/09/2022	4,256	4,139	4,160
L3331315.SRDUP, 24.32%, 08/04/2027 (a)(q)	Upstart	08/09/2022	1,943	1,889	1,907
L3331357.SRDUP, 17.44%, 08/04/2025 (a)(q)	Upstart	08/09/2022	7,611	7,449	7,488
L3331419.SRDUP, 22.38%, 08/04/2027 (a)(q)	Upstart	08/09/2022	7,740	7,528	7,566
L3331456.SRDUP, 24.38%, 08/04/2027 (a)(q)	Upstart	08/09/2022	23,411	22,766	22,976
L3331514.SRDUP, 22.63%, 08/04/2027 (a)(q)	Upstart	08/09/2022	3,135	3,048	3,077
L3331573.SRDUP, 23.64%, 08/04/2027 (a)(q)	Upstart	08/09/2022	1,201	1,168	1,179
L3331592.SRDUP, 19.09%, 08/04/2025 (a)(l)(q)	Upstart	08/09/2022	3,417	3,314	484
L3331681.SRDUP, 15.47%, 08/04/2027 (a)(l)(q)	Upstart	08/09/2022	48,885	47,418	6,927
L3331686.SRDUP, 14.06%, 08/04/2027 (a)(q)	Upstart	08/09/2022	9,937	9,670	9,821
L3331693.SRDUP, 22.32%, 08/04/2027 (a)(q)	Upstart	08/09/2022	6,449	6,272	6,304
L3331769.SRDUP, 21.48%, 08/04/2027 (a)(l)(q)	Upstart	08/09/2022	13,764	13,387	13,593
L3331824.SRDUP, 24.29%, 08/04/2027 (a)(q)	Upstart	08/09/2022	2,082	2,025	2,042
L3331918.SRDUP, 19.09%, 08/04/2025 (a)(q)	Upstart	08/09/2022	3,296	3,216	3,245
L3331964.SRDUP, 24.19%, 08/04/2027 (a)(q)	Upstart	08/09/2022	5,272	5,127	5,153
L3331966.SRDUP, 23.2%, 08/08/2027 (a)(q)	Upstart	08/11/2022	2,888	2,809	2,828
L3331975.SRDUP, 15.31%, 08/04/2027 (a)(q)	Upstart	08/09/2022	2,266	2,205	2,239
L3331978.SRDUP, 16.78%, 08/04/2027 (a)(l)(q)	Upstart	08/09/2022	12,847	12,463	12,696
L3331983.SRDUP, 15.15%, 08/04/2025 (a)(q)	Upstart	08/09/2022	4,564	4,455	4,515
L3332009.SRDUP, 22.87%, 08/04/2027 (a)(l)(q)	Upstart	08/09/2022	1,942	1,884	369
L3332024.SRDUP, 20.29%, 08/04/2027 (a)(q)	Upstart	08/09/2022	917	892	906
L3332058.SRDUP, 15.34%, 08/04/2027 (a)(l)(q)	Upstart	08/09/2022	4,521	4,399	4,468
L3332165.SRDUP, 20.25%, 08/04/2027 (a)(l)(q)	Upstart	08/09/2022	2,092	2,030	2,067
L3332224.SRDUP, 23.74%, 08/04/2027 (a)(q)	Upstart	08/09/2022	1,201	1,168	1,174
L3332227.SRDUP, 16.11%, 08/04/2027 (a)(q)	Upstart	08/09/2022	35,374	34,420	34,954
L3332231.SRDUP, 12.99%, 08/04/2027 (a)(q)	Upstart	08/09/2022	2,072	2,017	2,056
L3332261.SRDUP, 26.71%, 08/04/2027 (a)(q)	Upstart	08/09/2022	5,392	5,243	5,284
L3332271.SRDUP, 21.35%, 08/04/2025 (a)(l)(q)	Upstart	08/09/2022	10,500	10,185	3,056
L3332275.SRDUP, 24.35%, 08/04/2027 (a)(q)	Upstart	08/09/2022	20,490	19,877	20,028
L3332276.SRDUP, 20.27%, 08/04/2027 (a)(q)	Upstart	08/09/2022	11,005	10,704	10,870
L3332282.SRDUP, 24.25%, 08/04/2027 (a)(q)	Upstart	08/09/2022	1,110	1,079	1,096
L3332301.SRDUP, 24.4%, 08/04/2027 (a)(q)	Upstart	08/09/2022	4,518	4,408	4,415
L3332303.SRDUP, 13.43%, 08/04/2027 (a)(q)	Upstart	08/09/2022	6,313	6,144	6,264
L3332311.SRDUP, 24.29%, 08/04/2027 (a)(l)(q)	Upstart	08/09/2022	1,736	1,684	132
L3332315.SRDUP, 24.17%, 08/04/2027 (a)(q)	Upstart	08/09/2022	2,312	2,249	2,260
L3332323.SRDUP, 24.15%, 08/04/2027 (a)(q)	Upstart	08/09/2022	2,405	2,338	2,350
L3332372.SRDUP, 11.3%, 08/04/2027 (a)(q)	Upstart	08/09/2022	8,968	8,757	8,929
L3332389.SRDUP, 17.52%, 08/04/2027 (a)(q)	Upstart	08/09/2022	4,556	4,433	4,519
L3332392.SRDUP, 20.63%, 08/04/2027 (a)(q)	Upstart	08/09/2022	23,864	23,212	23,572

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 7.5% (continued)
L3332416.SRDUP, 24.21%, 08/04/2027 (a)(q)	Upstart	08/09/2022	$1,850	$1,799	$1,808
L3332419.SRDUP, 21.12%, 08/04/2027 (a)(q)	Upstart	08/09/2022	4,988	4,852	4,894
L3332438.SRDUP, 16.85%, 08/04/2027 (a)(q)	Upstart	08/09/2022	9,097	8,880	8,989
L3333092.SRDUP, 18.94%, 08/09/2027 (a)(q)	Upstart	08/12/2022	10,157	9,880	10,041
L3333526.SRDUP, 16.48%, 08/05/2027 (a)(q)	Upstart	08/10/2022	2,000	1,946	1,976
L3334163.SRDUP, 23.85%, 08/05/2027 (a)(q)	Upstart	08/10/2022	1,386	1,348	1,356
L3334243.SRDUP, 13.25%, 08/05/2025 (a)(q)	Upstart	08/10/2022	1,083	1,057	1,072
L3334263.SRDUP, 24.4%, 08/05/2027 (a)(l)(q)	Upstart	08/10/2022	3,303	3,204	188
L3334276.SRDUP, 13.91%, 08/05/2027 (a)(q)	Upstart	08/10/2022	10,836	10,545	10,753
L3334336.SRDUP, 24.24%, 08/05/2027 (a)(q)	Upstart	08/10/2022	7,771	7,556	7,629
L3334338.SRDUP, 23.54%, 08/05/2027 (a)(q)	Upstart	08/10/2022	1,368	1,331	1,343
L3334343.SRDUP, 18.72%, 08/05/2025 (a)(q)	Upstart	08/10/2022	12,348	12,049	12,159
L3334442.SRDUP, 13.58%, 08/05/2025 (a)(q)	Upstart	08/10/2022	8,113	7,920	8,037
L3334497.SRDUP, 17.06%, 08/05/2027 (a)(q)	Upstart	08/10/2022	6,371	6,199	6,296
L3334522.SRDUP, 22.2%, 08/05/2027 (a)(q)	Upstart	08/10/2022	2,246	2,184	2,195
L3334542.SRDUP, 15.07%, 08/05/2025 (a)(q)	Upstart	08/10/2022	11,929	11,644	11,796
L3334606.SRDUP, 14.89%, 08/05/2025 (a)(q)	Upstart	08/10/2022	18,162	17,727	17,972
L3334616.SRDUP, 24.33%, 08/05/2027 (a)(q)	Upstart	08/10/2022	9,377	9,125	9,167
L3334644.SRDUP, 16.25%, 08/05/2027 (a)(q)	Upstart	08/10/2022	13,081	12,728	12,928
L3334694.SRDUP, 12.97%, 08/20/2027 (a)(q)	Upstart	08/10/2022	7,643	7,438	7,584
L3334702.SRDUP, 24.37%, 08/05/2027 (a)(l)(q)	Upstart	08/10/2022	1,589	1,542	715
L3334780.SRDUP, 13.56%, 08/05/2027 (a)(q)	Upstart	08/10/2022	45,109	43,900	44,763
L3334786.SRDUP, 16.68%, 08/05/2027 (a)(q)	Upstart	08/10/2022	6,820	6,636	6,740
L3334813.SRDUP, 13.93%, 08/05/2027 (a)(q)	Upstart	08/10/2022	26,685	25,888	26,477
L3334820.SRDUP, 24.32%, 08/05/2027 (a)(q)	Upstart	08/10/2022	3,146	3,059	3,075
L3334886.SRDUP, 23.51%, 08/05/2027 (a)(q)	Upstart	08/10/2022	12,933	12,578	12,644
L3334937.SRDUP, 12.64%, 08/05/2027 (a)(l)(q)	Upstart	08/10/2022	1,348	1,312	1,337
L3334967.SRDUP, 21.24%, 08/05/2027 (a)(q)	Upstart	08/10/2022	14,706	14,303	14,383
L3334975.SRDUP, 23.22%, 08/05/2027 (a)(l)(q)	Upstart	08/10/2022	1,814	1,760	1,774
L3335016.SRDUP, 24.3%, 08/05/2027 (a)(q)	Upstart	08/10/2022	7,956	7,737	7,779
L3335028.SRDUP, 24.2%, 08/05/2027 (a)(q)	Upstart	08/10/2022	3,330	3,238	3,269
L3335035.SRDUP, 24.36%, 08/05/2027 (a)(q)	Upstart	08/10/2022	2,445	2,377	2,386
L3335041.SRDUP, 24.28%, 08/05/2027 (a)(q)	Upstart	08/10/2022	2,409	2,341	2,355
L3335049.SRDUP, 24.35%, 08/05/2027 (a)(q)	Upstart	08/10/2022	2,221	2,159	2,180
L3335052.SRDUP, 19.86%, 08/05/2025 (a)(q)	Upstart	08/10/2022	1,268	1,238	1,246
L3335057.SRDUP, 24.2%, 08/05/2027 (a)(q)	Upstart	08/10/2022	925	899	907
L3335122.SRDUP, 18.83%, 08/05/2027 (a)(l)(q)	Upstart	08/10/2022	49,507	48,022	7,015
L3335154.SRDUP, 19.62%, 08/05/2027 (a)(q)	Upstart	08/10/2022	2,106	2,049	2,069
L3335157.SRDUP, 15.14%, 08/05/2027 (a)(q)	Upstart	08/10/2022	17,475	17,004	17,265
L3335167.SRDUP, 24.38%, 08/05/2027 (a)(q)	Upstart	08/10/2022	6,025	5,844	5,875
L3335193.SRDUP, 9.39%, 08/05/2025 (a)(q)	Upstart	08/10/2022	4,407	4,304	4,371
L3335198.SRDUP, 11.2%, 08/05/2025 (a)(q)	Upstart	08/10/2022	1,611	1,573	1,598
L3335206.SRDUP, 11.89%, 08/10/2027 (a)(q)	Upstart	08/15/2022	26,954	26,314	26,764
L3335234.SRDUP, 24.25%, 08/05/2027 (a)(q)	Upstart	08/10/2022	5,644	5,489	5,540
L3335255.SRDUP, 15.93%, 08/05/2027 (a)(q)	Upstart	08/10/2022	2,723	2,649	2,691
L3335274.SRDUP, 19.94%, 08/05/2027 (a)(q)	Upstart	08/10/2022	18,328	17,828	18,108
L3335293.SRDUP, 24.28%, 08/05/2027 (a)(q)	Upstart	08/10/2022	18,503	17,993	18,165
L3335300.SRDUP, 20.77%, 01/05/2026 (a)(q)	Upstart	08/10/2022	4,471	4,353	4,400
L3335309.SRDUP, 21.34%, 08/05/2027 (a)(q)	Upstart	08/10/2022	919	894	903
L3335310.SRDUP, 17.09%, 08/05/2027 (a)(q)	Upstart	08/10/2022	3,641	3,542	3,598
L3335328.SRDUP, 22.19%, 08/05/2027 (a)(q)	Upstart	08/10/2022	13,816	13,437	13,566
L3335330.SRDUP, 12.79%, 08/05/2027 (a)(q)	Upstart	08/10/2022	4,502	4,382	4,468
L3335335.SRDUP, 20.55%, 08/05/2025 (a)(q)	Upstart	08/10/2022	827	807	814
L3335372.SRDUP, 12.85%, 08/05/2027 (a)(q)	Upstart	08/10/2022	15,038	14,636	14,923
L3335398.SRDUP, 24.07%, 08/05/2027 (a)(l)(q)	Upstart	08/10/2022	946	917	253

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 7.5% (continued)
L3335803.SRDUP, 23.23%, 08/08/2027 (a)(q)	Upstart	08/11/2022	$5,169	$5,027	$5,080
L3336221.SRDUP, 22.61%, 08/08/2027 (a)(l)(q)	Upstart	08/11/2022	49,085	47,612	6,955
L3336555.SRDUP, 13.86%, 08/08/2027 (a)(q)	Upstart	08/11/2022	6,786	6,599	6,736
L3336582.SRDUP, 23.96%, 01/08/2028 (a)(l)(q)	Upstart	08/11/2022	4,319	4,191	4,235
L3336587.SRDUP, 24.41%, 08/08/2027 (a)(q)	Upstart	08/11/2022	1,018	990	996
L3336591.SRDUP, 18.08%, 08/08/2027 (a)(q)	Upstart	08/11/2022	10,160	9,916	10,044
L3336612.SRDUP, 20.66%, 08/08/2025 (a)(q)	Upstart	08/11/2022	2,814	2,745	2,773
L3336614.SRDUP, 24.39%, 08/08/2027 (a)(q)	Upstart	08/11/2022	6,020	5,854	5,892
L3336615.SRDUP, 24.37%, 08/08/2027 (a)(q)	Upstart	08/11/2022	1,573	1,530	1,540
L3336630.SRDUP, 14.29%, 08/08/2027 (a)(l)(q)	Upstart	08/11/2022	3,604	3,507	3,564
L3336636.SRDUP, 20.21%, 08/08/2027 (a)(q)	Upstart	08/11/2022	13,296	12,975	13,070
L3336656.SRDUP, 23.24%, 08/08/2027 (a)(q)	Upstart	08/11/2022	7,385	7,182	7,257
L3336710.SRDUP, 14.1%, 08/08/2027 (a)(q)	Upstart	08/11/2022	4,066	3,956	4,035
L3336748.SRDUP, 10.37%, 08/10/2027 (a)(l)(q)	Upstart	08/15/2022	44,428	43,245	44,248
L3336754.SRDUP, 23.89%, 08/08/2027 (a)(q)	Upstart	08/11/2022	959	933	941
L3336846.SRDUP, 13.41%, 08/08/2027 (a)(q)	Upstart	08/11/2022	10,821	10,531	10,703
L3336860.SRDUP, 17.48%, 08/08/2025 (a)(q)	Upstart	08/11/2022	2,461	2,409	2,437
L3336939.SRDUP, 24.36%, 08/08/2027 (a)(l)(q)	Upstart	08/11/2022	2,246	2,179	1,040
L3336970.SRDUP, 21.34%, 08/08/2027 (a)(l)(q)	Upstart	08/11/2022	12,774	12,404	12,502
L3337038.SRDUP, 13.11%, 08/08/2027 (a)(q)	Upstart	08/11/2022	1,352	1,315	1,342
L3337065.SRDUP, 19.46%, 08/08/2027 (a)(q)	Upstart	08/11/2022	915	890	905
L3337105.SRDUP, 15.18%, 08/08/2027 (a)(q)	Upstart	08/11/2022	3,624	3,526	3,584
L3337137.SRDUP, 22.45%, 08/08/2027 (a)(q)	Upstart	08/11/2022	3,410	3,327	3,338
L3337154.SRDUP, 15.75%, 08/08/2027 (a)(q)	Upstart	08/11/2022	1,815	1,765	1,794
L3337164.SRDUP, 13.34%, 08/08/2027 (a)(q)	Upstart	08/11/2022	27,952	27,202	27,647
L3337180.SRDUP, 21.63%, 08/08/2027 (a)(l)(q)	Upstart	08/11/2022	18,121	17,623	17,807
L3337218.SRDUP, 23.75%, 08/08/2027 (a)(q)	Upstart	08/11/2022	5,176	5,033	5,066
L3337257.SRDUP, 22.81%, 08/08/2027 (a)(l)(q)	Upstart	08/11/2022	40,989	39,863	40,280
L3337263.SRDUP, 24.06%, 08/08/2027 (a)(q)	Upstart	08/11/2022	3,051	2,967	2,987
L3337279.SRDUP, 16.73%, 08/08/2027 (a)(q)	Upstart	08/11/2022	4,547	4,424	4,496
L3337295.SRDUP, 18.29%, 08/08/2027 (a)(q)	Upstart	08/11/2022	25,379	24,688	25,090
L3337320.SRDUP, 24.31%, 08/08/2027 (a)(q)	Upstart	08/11/2022	3,978	3,869	3,909
L3337326.SRDUP, 20.19%, 08/08/2027 (a)(l)(q)	Upstart	08/11/2022	1,095	1,065	1,082
L3337328.SRDUP, 18.14%, 08/08/2027 (a)(q)	Upstart	08/11/2022	5,475	5,327	5,413
L3337331.SRDUP, 14.34%, 08/08/2025 (a)(q)	Upstart	08/11/2022	32,640	31,784	32,328
L3337357.SRDUP, 24.15%, 08/08/2027 (a)(q)	Upstart	08/11/2022	20,717	20,146	20,277
L3337445.SRDUP, 24.26%, 08/08/2027 (a)(l)(q)	Upstart	08/11/2022	1,104	1,073	1,080
L3337511.SRDUP, 24.14%, 08/08/2027 (a)(q)	Upstart	08/11/2022	4,994	4,857	4,888
L3337519.SRDUP, 24.31%, 08/08/2027 (a)(q)	Upstart	08/11/2022	3,146	3,059	3,079
L3337599.SRDUP, 18.51%, 08/08/2027 (a)(q)	Upstart	08/11/2022	10,047	9,773	9,932
L3337601.SRDUP, 21.78%, 08/08/2025 (a)(q)	Upstart	08/11/2022	997	972	981
L3337620.SRDUP, 24.38%, 08/08/2027 (a)(q)	Upstart	08/11/2022	17,520	17,037	17,145
L3337668.SRDUP, 18.62%, 08/08/2027 (a)(q)	Upstart	08/11/2022	3,472	3,378	3,433
L3337682.SRDUP, 20.05%, 08/08/2027 (a)(q)	Upstart	08/11/2022	4,583	4,458	4,505
L3337685.SRDUP, 24.1%, 08/08/2027 (a)(l)(q)	Upstart	08/11/2022	1,430	1,387	658
L3337703.SRDUP, 18.38%, 08/08/2025 (a)(q)	Upstart	08/11/2022	4,934	4,815	4,864
L3337769.SRDUP, 24.32%, 08/08/2027 (a)(q)	Upstart	08/11/2022	15,266	14,845	15,085
L3337784.SRDUP, 24.07%, 08/08/2027 (a)(q)	Upstart	08/11/2022	8,323	8,093	8,178
L3337820.SRDUP, 19.91%, 08/08/2027 (a)(q)	Upstart	08/11/2022	1,558	1,515	1,531
L3337835.SRDUP, 14.2%, 08/08/2027 (a)(q)	Upstart	08/11/2022	6,308	6,138	6,238
L3337906.SRDUP, 16.31%, 08/08/2027 (a)(q)	Upstart	08/11/2022	9,812	9,546	9,702
L3337922.SRDUP, 24.37%, 08/08/2027 (a)(l)(q)	Upstart	08/11/2022	3,409	3,307	483
L3337929.SRDUP, 24.4%, 08/08/2027 (a)(l)(q)	Upstart	08/11/2022	16,721	16,220	3,146
L3337936.SRDUP, 10.73%, 08/08/2027 (a)(q)	Upstart	08/11/2022	1,791	1,743	1,783
L3337947.SRDUP, 17.32%, 08/08/2027 (a)(l)(q)	Upstart	08/11/2022	3,628	3,530	3,587

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 7.5% (continued)
L3337979.SRDUP, 24.23%, 08/08/2027 (a)(q)	Upstart	08/11/2022	$867	$843	$851
L3338050.SRDUP, 24.22%, 08/08/2027 (a)(l)(q)	Upstart	08/11/2022	1,309	1,270	592
L3338664.SRDUP, 23.49%, 08/10/2027 (a)(q)	Upstart	08/15/2022	5,726	5,569	5,609
L3338941.SRDUP, 22.53%, 08/09/2027 (a)(l)(q)	Upstart	08/12/2022	982	952	139
L3340632.SRDUP, 17.8%, 08/09/2027 (a)(q)	Upstart	08/12/2022	23,707	23,063	23,442
L3340846.SRDUP, 14.8%, 08/09/2027 (a)(q)	Upstart	08/12/2022	13,576	13,210	13,428
L3341076.SRDUP, 10.32%, 08/09/2025 (a)(q)	Upstart	08/12/2022	9,643	9,415	9,567
L3341604.SRDUP, 24.37%, 08/09/2027 (a)(l)(q)	Upstart	08/12/2022	6,568	6,391	6,431
L3341625.SRDUP, 17.08%, 08/09/2027 (a)(q)	Upstart	08/12/2022	12,840	12,492	12,693
L3341652.SRDUP, 23.68%, 08/09/2027 (a)(l)(q)	Upstart	08/12/2022	1,785	1,731	253
L3341677.SRDUP, 13.13%, 08/09/2025 (a)(q)	Upstart	08/12/2022	11,971	11,671	11,863
L3341682.SRDUP, 18.2%, 08/09/2025 (a)(q)	Upstart	08/12/2022	1,507	1,469	1,490
L3341687.SRDUP, 22.54%, 08/09/2027 (a)(q)	Upstart	08/12/2022	4,609	4,482	4,530
L3341704.SRDUP, 23.84%, 08/09/2027 (a)(q)	Upstart	08/12/2022	1,202	1,168	1,182
L3341717.SRDUP, 19.95%, 08/15/2027 (a)(q)	Upstart	08/12/2022	26,577	25,850	26,134
L3341729.SRDUP, 15.33%, 08/09/2025 (a)(q)	Upstart	08/12/2022	8,643	8,436	8,566
L3341749.SRDUP, 17.51%, 08/09/2027 (a)(q)	Upstart	08/12/2022	7,344	7,145	7,263
L3341759.SRDUP, 24.15%, 08/09/2027 (a)(q)	Upstart	08/12/2022	1,110	1,083	1,091
L3341805.SRDUP, 23.67%, 08/09/2027 (a)(q)	Upstart	08/12/2022	4,527	4,403	4,433
L3341816.SRDUP, 20.3%, 08/09/2027 (a)(q)	Upstart	08/12/2022	27,514	26,762	27,055
L3341825.SRDUP, 13.75%, 08/09/2027 (a)(q)	Upstart	08/12/2022	3,520	3,437	3,482
L3341837.SRDUP, 16.58%, 08/09/2027 (a)(q)	Upstart	08/12/2022	19,586	19,048	19,367
L3341851.SRDUP, 13.16%, 08/09/2025 (a)(q)	Upstart	08/12/2022	5,673	5,537	5,622
L3341908.SRDUP, 24.27%, 08/09/2027 (a)(q)	Upstart	08/12/2022	1,613	1,568	1,584
L3341925.SRDUP, 20.98%, 08/09/2025 (a)(q)	Upstart	08/12/2022	2,485	2,424	2,450
L3341955.SRDUP, 24.4%, 08/09/2027 (a)(q)	Upstart	08/12/2022	2,842	2,762	2,778
L3341962.SRDUP, 18.76%, 08/09/2027 (a)(q)	Upstart	08/12/2022	6,391	6,216	6,319
L3342073.SRDUP, 23.36%, 08/09/2027 (a)(q)	Upstart	08/12/2022	1,570	1,526	1,537
L3342110.SRDUP, 18.67%, 08/09/2027 (a)(q)	Upstart	08/12/2022	8,076	7,850	7,974
L3342120.SRDUP, 21.37%, 08/09/2025 (a)(l)(q)	Upstart	08/12/2022	835	812	822
L3342129.SRDUP, 22.43%, 08/09/2027 (a)(q)	Upstart	08/12/2022	9,215	8,962	9,024
L3342154.SRDUP, 21.88%, 08/09/2027 (a)(q)	Upstart	08/12/2022	5,137	4,996	5,043
L3342184.SRDUP, 22.11%, 08/09/2027 (a)(q)	Upstart	08/12/2022	3,746	3,639	3,673
L3342196.SRDUP, 22.7%, 08/09/2027 (a)(q)	Upstart	08/12/2022	5,163	5,021	5,056
L3342241.SRDUP, 24.4%, 08/09/2027 (a)(q)	Upstart	08/12/2022	5,090	4,949	4,983
L3342266.SRDUP, 24.4%, 08/09/2027 (a)(q)	Upstart	08/12/2022	2,684	2,609	2,627
L3342277.SRDUP, 9.84%, 08/09/2025 (a)(q)	Upstart	08/12/2022	1,159	1,132	1,150
L3342287.SRDUP, 22.66%, 08/09/2027 (a)(q)	Upstart	08/12/2022	5,549	5,396	5,454
L3342349.SRDUP, 12.04%, 08/09/2027 (a)(q)	Upstart	08/12/2022	3,954	3,848	3,925
L3342369.SRDUP, 18.65%, 08/09/2027 (a)(q)	Upstart	08/12/2022	10,233	9,954	10,118
L3342371.SRDUP, 13.72%, 08/09/2027 (a)(q)	Upstart	08/12/2022	903	878	896
L3342388.SRDUP, 24.36%, 08/09/2027 (a)(q)	Upstart	08/12/2022	1,203	1,170	1,178
L3342402.SRDUP, 10.98%, 08/09/2027 (a)(q)	Upstart	08/12/2022	44,800	43,605	44,617
L3342413.SRDUP, 24.28%, 08/09/2027 (a)(q)	Upstart	08/12/2022	2,585	2,522	2,538
L3342415.SRDUP, 24.4%, 08/09/2027 (a)(l)(q)	Upstart	08/12/2022	30,276	29,447	29,754
L3342427.SRDUP, 24.29%, 08/09/2027 (a)(q)	Upstart	08/12/2022	6,661	6,477	6,522
L3342459.SRDUP, 24.34%, 08/09/2027 (a)(l)(q)	Upstart	08/12/2022	5,396	5,235	1,453
L3342477.SRDUP, 23.12%, 08/09/2027 (a)(q)	Upstart	08/12/2022	2,769	2,693	2,722
L3342482.SRDUP, 16.37%, 08/09/2027 (a)(q)	Upstart	08/12/2022	17,719	17,239	17,524
L3342485.SRDUP, 24.31%, 08/09/2027 (a)(q)	Upstart	08/12/2022	2,220	2,159	2,174
L3342499.SRDUP, 24.21%, 08/09/2027 (a)(q)	Upstart	08/12/2022	1,699	1,652	1,666
L3342526.SRDUP, 19.91%, 08/09/2027 (a)(q)	Upstart	08/12/2022	1,830	1,780	1,809
L3342537.SRDUP, 24.33%, 08/09/2027 (a)(q)	Upstart	08/12/2022	2,313	2,257	2,265
L3342549.SRDUP, 17.64%, 08/09/2027 (a)(q)	Upstart	08/12/2022	1,367	1,330	1,352
L3342573.SRDUP, 24.37%, 08/09/2027 (a)(q)	Upstart	08/12/2022	5,274	5,129	5,164

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 7.5% (continued)
L3342624.SRDUP, 14.33%, 08/09/2027 (a)(q)	Upstart	08/12/2022	$1,805	$1,757	$1,786
L3342659.SRDUP, 19.47%, 08/09/2027 (a)(q)	Upstart	08/12/2022	8,192	7,969	8,098
L3342687.SRDUP, 13.12%, 08/09/2027 (a)(l)(q)	Upstart	08/12/2022	7,184	6,992	7,132
L3342727.SRDUP, 17.14%, 08/09/2025 (a)(q)	Upstart	08/12/2022	1,639	1,600	1,623
L3342908.SRDUP, 11.9%, 08/10/2027 (a)(q)	Upstart	08/15/2022	15,382	14,971	15,263
L3343140.SRDUP, 19.76%, 08/10/2027 (a)(q)	Upstart	08/15/2022	8,521	8,288	8,380
L3343534.SRDUP, 11.81%, 08/10/2027 (a)(q)	Upstart	08/15/2022	2,067	2,012	2,058
L3343669.SRDUP, 24.38%, 08/10/2027 (a)(l)(q)	Upstart	08/15/2022	20,102	19,500	9,096
L3343971.SRDUP, 12.94%, 08/10/2027 (a)(q)	Upstart	08/15/2022	5,404	5,259	5,366
L3344086.SRDUP, 20.72%, 08/10/2027 (a)(q)	Upstart	08/15/2022	7,346	7,144	7,224
L3344142.SRDUP, 21.22%, 08/10/2025 (a)(q)	Upstart	08/15/2022	1,680	1,638	1,648
L3344189.SRDUP, 24.26%, 08/10/2027 (a)(l)(q)	Upstart	08/15/2022	4,724	4,588	4,644
L3344204.SRDUP, 23.06%, 01/10/2028 (a)(l)(q)	Upstart	08/15/2022	3,276	3,178	3,230
L3344339.SRDUP, 21.99%, 08/10/2027 (a)(l)(q)	Upstart	08/15/2022	3,305	3,206	468
L3344355.SRDUP, 24.25%, 08/10/2027 (a)(q)	Upstart	08/15/2022	3,146	3,059	3,081
L3344380.SRDUP, 15.3%, 08/10/2027 (a)(q)	Upstart	08/15/2022	16,312	15,872	16,136
L3344403.SRDUP, 22.37%, 08/10/2027 (a)(q)	Upstart	08/15/2022	1,843	1,792	1,805
L3344404.SRDUP, 22.89%, 08/10/2027 (a)(q)	Upstart	08/15/2022	13,836	13,455	13,605
L3344419.SRDUP, 24.28%, 08/10/2027 (a)(q)	Upstart	08/15/2022	7,401	7,197	7,277
L3344431.SRDUP, 21.55%, 08/10/2027 (a)(q)	Upstart	08/15/2022	12,968	12,612	12,753
L3344444.SRDUP, 13.76%, 08/10/2027 (a)(q)	Upstart	08/15/2022	2,708	2,635	2,679
L3344445.SRDUP, 23.72%, 08/10/2027 (a)(l)(q)	Upstart	08/15/2022	2,116	2,055	2,078
L3344527.SRDUP, 24.34%, 08/10/2027 (a)(q)	Upstart	08/15/2022	3,794	3,689	3,716
L3344555.SRDUP, 17.13%, 08/10/2027 (a)(q)	Upstart	08/15/2022	6,190	6,022	6,123
L3344597.SRDUP, 16.43%, 08/10/2027 (a)(q)	Upstart	08/15/2022	2,726	2,653	2,697
L3344623.SRDUP, 19.2%, 08/10/2027 (a)(l)(q)	Upstart	08/15/2022	4,744	4,602	879
L3344636.SRDUP, 22.66%, 08/10/2027 (a)(q)	Upstart	08/15/2022	6,823	6,635	6,684
L3344675.SRDUP, 16.66%, 08/10/2027 (a)(q)	Upstart	08/15/2022	2,091	2,035	2,069
L3344676.SRDUP, 24%, 08/10/2027 (a)(q)	Upstart	08/15/2022	29,311	28,502	28,709
L3344681.SRDUP, 15.35%, 08/10/2027 (a)(q)	Upstart	08/15/2022	14,954	14,598	14,793
L3344740.SRDUP, 16.8%, 08/10/2027 (a)(q)	Upstart	08/15/2022	1,364	1,327	1,350
L3344765.SRDUP, 18.07%, 08/10/2025 (a)(q)	Upstart	08/15/2022	1,890	1,844	1,872
L3344812.SRDUP, 10.51%, 08/10/2027 (a)(q)	Upstart	08/15/2022	17,896	17,420	17,825
L3344834.SRDUP, 21.36%, 08/10/2025 (a)(l)(q)	Upstart	08/15/2022	851	826	475
L3344903.SRDUP, 12.02%, 08/15/2027 (a)(q)	Upstart	08/15/2022	20,666	20,113	20,520
L3344956.SRDUP, 24.2%, 08/10/2027 (a)(q)	Upstart	08/15/2022	3,064	2,973	3,013
L3344977.SRDUP, 21.53%, 08/10/2027 (a)(q)	Upstart	08/15/2022	2,215	2,150	2,178
L3344994.SRDUP, 13.24%, 08/10/2027 (a)(q)	Upstart	08/15/2022	7,244	7,049	7,193
L3345011.SRDUP, 24.01%, 08/10/2027 (a)(q)	Upstart	08/15/2022	17,463	17,012	17,171
L3345024.SRDUP, 24.24%, 08/10/2027 (a)(q)	Upstart	08/15/2022	1,943	1,889	1,903
L3345046.SRDUP, 19.99%, 08/10/2027 (a)(q)	Upstart	08/15/2022	9,165	8,914	9,015
L3345066.SRDUP, 19.55%, 08/10/2027 (a)(l)(q)	Upstart	08/15/2022	3,257	3,159	1,452
L3345081.SRDUP, 24.33%, 08/10/2027 (a)(q)	Upstart	08/15/2022	8,142	7,918	8,005
L3345209.SRDUP, 23.94%, 08/10/2027 (a)(q)	Upstart	08/15/2022	4,160	4,045	4,112
L3386778.SRDUP, 17.37%, 09/01/2027 (a)(l)(q)	Upstart	09/07/2022	12,911	12,557	12,750
L3388108.SRDUP, 22.65%, 09/01/2027 (a)(q)	Upstart	09/07/2022	8,982	8,761	8,762
L3388534.SRDUP, 22.23%, 09/01/2025 (a)(l)(q)	Upstart	09/07/2022	8,622	8,407	8,458
L3390668.SRDUP, 22.47%, 09/01/2025 (a)(q)	Upstart	09/07/2022	1,929	1,880	1,891
L3390824.SRDUP, 20.97%, 09/01/2027 (a)(l)(q)	Upstart	09/07/2022	20,066	19,511	19,683
L3391045.SRDUP, 16.23%, 09/01/2027 (a)(l)(q)	Upstart	09/07/2022	10,120	9,844	9,995
L3391202.SRDUP, 16.98%, 09/01/2027 (a)(l)(q)	Upstart	09/07/2022	6,450	6,273	6,369
L3391321.SRDUP, 15.58%, 09/01/2027 (a)(l)(q)	Upstart	09/07/2022	1,102	1,072	1,089
L3391351.SRDUP, 21.08%, 09/01/2027 (a)(l)(q)	Upstart	09/07/2022	4,181	4,066	4,084
L3391362.SRDUP, 14.36%, 09/01/2027 (a)(q)	Upstart	09/07/2022	43,241	42,065	42,706
L3391407.SRDUP, 14.42%, 09/01/2027 (a)(l)(q)	Upstart	09/07/2022	11,089	10,787	10,953

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 7.5% (continued)
L3391411.SRDUP, 25.21%, 09/01/2027 (a)(l)(q)	Upstart	09/07/2022	$936	$910	$914
L3391418.SRDUP, 28.34%, 09/01/2027 (a)(l)(q)	Upstart	09/07/2022	5,459	5,306	5,335
L3391427.SRDUP, 15.62%, 09/01/2027 (a)(l)(q)	Upstart	09/07/2022	9,831	9,563	9,710
L3391434.SRDUP, 23.72%, 09/01/2027 (a)(l)(q)	Upstart	09/07/2022	18,675	18,156	18,233
L3391489.SRDUP, 23.36%, 09/01/2027 (a)(l)(q)	Upstart	09/07/2022	6,159	5,988	6,013
L3391511.SRDUP, 28.46%, 09/01/2027 (a)(l)(q)	Upstart	09/07/2022	13,666	13,304	860
L3391531.SRDUP, 15.72%, 09/01/2025 (a)(l)(q)	Upstart	09/07/2022	2,772	2,704	2,739
L3391572.SRDUP, 17.31%, 09/01/2027 (a)(l)(q)	Upstart	09/07/2022	18,443	17,937	18,212
L3391613.SRDUP, 28.33%, 09/01/2027 (a)(l)(q)	Upstart	09/07/2022	4,894	4,757	4,783
L3391617.SRDUP, 22.34%, 09/01/2027 (a)(l)(q)	Upstart	09/07/2022	931	906	913
L3391640.SRDUP, 12.14%, 09/01/2027 (a)(l)(q)	Upstart	09/07/2022	27,351	26,611	27,134
L3391648.SRDUP, 19.51%, 02/01/2028 (a)(l)(q)	Upstart	09/07/2022	8,820	8,572	8,709
L3391697.SRDUP, 25.26%, 09/01/2025 (a)(q)	Upstart	09/07/2022	27,495	26,801	26,986
L3391709.SRDUP, 22.01%, 09/01/2027 (a)(q)	Upstart	09/07/2022	931	905	913
L3391738.SRDUP, 27.53%, 09/01/2027 (a)(q)	Upstart	09/07/2022	6,500	6,320	6,347
L3391747.SRDUP, 10.36%, 09/01/2025 (a)(l)(q)	Upstart	09/07/2022	1,077	1,051	1,068
L3391820.SRDUP, 24.72%, 09/01/2027 (a)(q)	Upstart	09/07/2022	9,135	8,880	8,913
L3391831.SRDUP, 19.68%, 09/01/2025 (a)(l)(q)	Upstart	09/07/2022	848	827	833
L3391888.SRDUP, 19.26%, 09/01/2027 (a)(l)(q)	Upstart	09/07/2022	16,772	16,365	16,556
L3391896.SRDUP, 25.4%, 09/01/2027 (a)(l)(q)	Upstart	09/07/2022	6,556	6,373	6,427
L3391924.SRDUP, 23.65%, 09/01/2025 (a)(l)(q)	Upstart	09/07/2022	3,423	3,337	3,360
L3391968.SRDUP, 11.21%, 09/01/2027 (a)(l)(q)	Upstart	09/07/2022	18,194	17,703	18,114
L3391974.SRDUP, 26.5%, 09/01/2027 (a)(l)(q)	Upstart	09/07/2022	1,595	1,556	1,559
L3392009.SRDUP, 28.78%, 09/01/2027 (a)(l)(q)	Upstart	09/07/2022	10,832	10,528	10,584
L3392015.SRDUP, 20.84%, 09/01/2027 (a)(l)(q)	Upstart	09/07/2022	11,145	10,837	11,002
L3392022.SRDUP, 21.97%, 09/01/2027 (a)(l)(q)	Upstart	09/07/2022	5,119	4,977	5,021
L3392064.SRDUP, 26.1%, 09/01/2025 (a)(l)(q)	Upstart	09/07/2022	2,581	2,516	2,503
L3392168.SRDUP, 18.37%, 09/01/2027 (a)(l)(q)	Upstart	09/07/2022	23,104	22,470	22,813
L3392189.SRDUP, 11.72%, 09/01/2027 (a)(q)	Upstart	09/07/2022	22,333	21,729	22,155
L3392300.SRDUP, 26.57%, 09/02/2027 (a)(l)(q)	Upstart	09/08/2022	14,755	14,312	2,091
L3392406.SRDUP, 14.33%, 09/02/2027 (a)(q)	Upstart	09/08/2022	9,162	8,913	9,052
L3393914.SRDUP, 24.11%, 09/02/2027 (a)(l)(q)	Upstart	09/08/2022	14,803	14,359	6,582
L3393918.SRDUP, 13.27%, 09/02/2027 (a)(q)	Upstart	09/08/2022	13,254	12,894	13,149
L3394012.SRDUP, 22.75%, 09/02/2027 (a)(q)	Upstart	09/08/2022	15,561	15,131	15,265
L3394096.SRDUP, 14.19%, 09/02/2027 (a)(q)	Upstart	09/08/2022	3,664	3,564	3,620
L3394103.SRDUP, 18.16%, 09/02/2027 (a)(q)	Upstart	09/08/2022	9,146	8,895	9,033
L3394171.SRDUP, 25.81%, 09/02/2027 (a)(q)	Upstart	09/08/2022	8,429	8,194	8,230
L3394206.SRDUP, 15.01%, 09/02/2027 (a)(q)	Upstart	09/08/2022	1,107	1,081	1,094
L3394268.SRDUP, 24.64%, 09/02/2027 (a)(q)	Upstart	09/08/2022	3,741	3,637	3,654
L3394336.SRDUP, 20.27%, 09/02/2025 (a)(q)	Upstart	09/08/2022	3,364	3,289	3,295
L3394346.SRDUP, 28.36%, 09/02/2027 (a)(l)(q)	Upstart	09/08/2022	5,170	5,019	5,054
L3394367.SRDUP, 18.49%, 09/02/2027 (a)(q)	Upstart	09/08/2022	9,244	8,990	9,129
L3394379.SRDUP, 25.54%, 09/02/2027 (a)(q)	Upstart	09/08/2022	2,342	2,277	2,311
L3394399.SRDUP, 24.85%, 09/02/2027 (a)(l)(q)	Upstart	09/08/2022	3,281	3,182	605
L3394413.SRDUP, 21.88%, 09/02/2027 (a)(q)	Upstart	09/08/2022	7,910	7,691	7,760
L3394467.SRDUP, 28.56%, 09/02/2027 (a)(q)	Upstart	09/08/2022	6,685	6,498	6,536
L3394493.SRDUP, 25.08%, 09/02/2027 (a)(q)	Upstart	09/08/2022	46,803	45,497	45,787
L3394501.SRDUP, 20.14%, 09/02/2027 (a)(q)	Upstart	09/08/2022	9,274	9,018	9,101
L3394526.SRDUP, 27.22%, 09/02/2027 (a)(q)	Upstart	09/08/2022	5,619	5,463	5,486
L3394551.SRDUP, 28.63%, 09/02/2027 (a)(q)	Upstart	09/08/2022	17,138	16,657	16,756
L3394593.SRDUP, 28.14%, 02/02/2028 (a)(l)(q)	Upstart	09/08/2022	5,222	5,066	5,102
L3394600.SRDUP, 22.76%, 09/02/2025 (a)(q)	Upstart	09/08/2022	3,758	3,675	3,691
L3394650.SRDUP, 13.04%, 09/02/2025 (a)(q)	Upstart	09/08/2022	6,736	6,571	6,658
L3394680.SRDUP, 20.76%, 09/02/2027 (a)(q)	Upstart	09/08/2022	10,586	10,293	10,387
L3394742.SRDUP, 16.94%, 09/02/2027 (a)(l)(q)	Upstart	09/08/2022	3,531	3,446	3,486

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 7.5% (continued)
L3394760.SRDUP, 21.48%, 09/02/2027 (a)(q)	Upstart	09/08/2022	$3,719	$3,616	$3,649
L3394784.SRDUP, 13.16%, 09/02/2027 (a)(q)	Upstart	09/08/2022	4,112	4,001	4,080
L3394802.SRDUP, 17.07%, 09/02/2027 (a)(q)	Upstart	09/08/2022	32,258	31,374	31,861
L3394806.SRDUP, 16.53%, 09/02/2027 (a)(q)	Upstart	09/08/2022	5,524	5,373	5,456
L3394859.SRDUP, 21%, 09/02/2027 (a)(q)	Upstart	09/08/2022	33,073	32,158	32,653
L3394881.SRDUP, 25.18%, 09/02/2027 (a)(q)	Upstart	09/08/2022	3,370	3,276	3,305
L3394882.SRDUP, 19.04%, 09/02/2027 (a)(q)	Upstart	09/08/2022	6,941	6,750	6,854
L3394950.SRDUP, 20.41%, 09/02/2027 (a)(q)	Upstart	09/08/2022	18,651	18,197	18,306
L3394974.SRDUP, 9.6%, 09/02/2025 (a)(q)	Upstart	09/08/2022	2,360	2,302	2,339
L3394987.SRDUP, 18.43%, 09/02/2027 (a)(q)	Upstart	09/08/2022	5,084	4,960	5,020
L3394996.SRDUP, 16.59%, 09/02/2027 (a)(q)	Upstart	09/08/2022	6,325	6,152	6,247
L3395099.SRDUP, 28.14%, 09/02/2027 (a)(q)	Upstart	09/08/2022	3,952	3,854	3,864
L3395116.SRDUP, 28.01%, 09/02/2027 (a)(q)	Upstart	09/08/2022	4,139	4,023	4,040
L3395140.SRDUP, 13.03%, 09/02/2025 (a)(q)	Upstart	09/08/2022	3,755	3,663	3,717
L3395193.SRDUP, 23.31%, 02/02/2028 (a)(l)(q)	Upstart	09/08/2022	2,839	2,760	2,785
L3395195.SRDUP, 18.93%, 09/02/2027 (a)(q)	Upstart	09/08/2022	6,759	6,573	6,669
L3395228.SRDUP, 11.28%, 09/02/2025 (a)(q)	Upstart	09/08/2022	326	319	325
L3395239.SRDUP, 20.37%, 09/02/2025 (a)(l)(q)	Upstart	09/08/2022	4,795	4,651	679
L3401189.SRDUP, 14.71%, 09/06/2027 (a)(q)	Upstart	09/09/2022	16,506	16,055	16,318
L3401194.SRDUP, 22.61%, 09/06/2027 (a)(l)(q)	Upstart	09/09/2022	5,849	5,686	5,744
L3401248.SRDUP, 25.98%, 09/06/2025 (a)(q)	Upstart	09/09/2022	13,166	12,833	12,786
L3401278.SRDUP, 12.25%, 09/06/2027 (a)(q)	Upstart	09/09/2022	7,295	7,097	7,241
L3401283.SRDUP, 18.06%, 09/06/2025 (a)(q)	Upstart	09/09/2022	11,827	11,533	11,709
L3401316.SRDUP, 15.39%, 09/06/2027 (a)(l)(q)	Upstart	09/09/2022	5,116	4,963	2,140
L3401321.SRDUP, 15.57%, 09/06/2027 (a)(l)(q)	Upstart	09/09/2022	2,749	2,674	2,718
L3401328.SRDUP, 14.05%, 09/06/2027 (a)(q)	Upstart	09/09/2022	22,733	22,113	22,473
L3401351.SRDUP, 24.79%, 09/06/2027 (a)(q)	Upstart	09/09/2022	21,084	20,495	20,612
L3401383.SRDUP, 28.47%, 09/06/2025 (a)(l)(q)	Upstart	09/09/2022	17,040	16,588	3,364
L3401394.SRDUP, 22.75%, 09/06/2027 (a)(q)	Upstart	09/09/2022	8,790	8,539	8,634
L3401522.SRDUP, 15.59%, 09/06/2027 (a)(q)	Upstart	09/09/2022	37,542	36,415	37,061
L3401534.SRDUP, 28.45%, 09/06/2027 (a)(q)	Upstart	09/09/2022	12,673	12,317	12,416
L3401565.SRDUP, 11.78%, 09/06/2025 (a)(q)	Upstart	09/09/2022	1,257	1,227	1,244
L3401583.SRDUP, 27.59%, 09/06/2025 (a)(q)	Upstart	09/09/2022	4,402	4,290	4,281
L3401599.SRDUP, 17.43%, 09/06/2027 (a)(q)	Upstart	09/09/2022	7,010	6,817	6,928
L3401756.SRDUP, 24.21%, 09/06/2027 (a)(q)	Upstart	09/09/2022	1,404	1,363	1,379
L3401850.SRDUP, 16.4%, 09/06/2027 (a)(q)	Upstart	09/09/2022	19,972	19,488	19,741
L3401860.SRDUP, 22.93%, 09/06/2025 (a)(q)	Upstart	09/09/2022	1,960	1,904	1,923
L3402012.SRDUP, 18.24%, 09/06/2027 (a)(q)	Upstart	09/09/2022	2,296	2,229	2,269
L3402023.SRDUP, 14.02%, 09/06/2027 (a)(q)	Upstart	09/09/2022	10,987	10,688	10,863
L3402051.SRDUP, 23.11%, 09/06/2027 (a)(q)	Upstart	09/09/2022	6,253	6,079	6,178
L3402058.SRDUP, 21.73%, 09/06/2027 (a)(q)	Upstart	09/09/2022	16,187	15,738	15,900
L3402105.SRDUP, 17.36%, 09/06/2027 (a)(q)	Upstart	09/09/2022	4,611	4,485	4,575
L3402156.SRDUP, 17.19%, 09/06/2027 (a)(q)	Upstart	09/09/2022	25,352	24,656	25,057
L3402178.SRDUP, 12.75%, 09/06/2027 (a)(q)	Upstart	09/09/2022	22,824	22,204	22,653
L3402211.SRDUP, 17.13%, 09/06/2025 (a)(l)(q)	Upstart	09/09/2022	2,100	2,048	2,077
L3402220.SRDUP, 28.1%, 09/06/2027 (a)(q)	Upstart	09/09/2022	4,516	4,389	4,415
L3402304.SRDUP, 28.21%, 09/06/2027 (a)(q)	Upstart	09/09/2022	4,518	4,391	4,434
L3402519.SRDUP, 28.78%, 02/06/2028 (a)(l)(q)	Upstart	09/09/2022	17,965	17,437	17,601
L3402546.SRDUP, 10.81%, 09/06/2025 (a)(q)	Upstart	09/09/2022	1,991	1,943	1,975
L3402602.SRDUP, 17.98%, 09/06/2027 (a)(q)	Upstart	09/09/2022	12,928	12,572	12,777
L3402617.SRDUP, 23.96%, 09/06/2027 (a)(l)(q)	Upstart	09/09/2022	1,941	1,883	148
L3402648.SRDUP, 28.18%, 09/06/2027 (a)(q)	Upstart	09/09/2022	4,046	3,933	3,971
L3470030.SRDUP, 16.6%, 10/13/2027 (a)(l)(q)	Upstart	10/18/2022	8,897	8,632	8,261
L3484826.SRDUP, 16.21%, 10/13/2027 (a)(q)	Upstart	10/18/2022	37,281	36,244	36,907
L3493753.SRDUP, 23.49%, 10/13/2027 (a)(q)	Upstart	10/18/2022	3,017	2,932	2,969

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 7.5% (continued)
L3496979.SRDUP, 10.1%, 10/13/2027 (a)(q)	Upstart	10/18/2022	$18,436	$17,930	$18,375
L3498493.SRDUP, 17.07%, 10/28/2025 (a)(q)	Upstart	10/18/2022	5,234	5,100	5,185
L3498513.SRDUP, 21.69%, 10/13/2027 (a)(q)	Upstart	10/18/2022	3,280	3,187	3,229
L3499014.SRDUP, 24.2%, 10/13/2027 (a)(q)	Upstart	10/18/2022	8,701	8,455	8,561
L3499047.SRDUP, 23.23%, 10/13/2027 (a)(q)	Upstart	10/18/2022	2,358	2,299	2,314
L3499215.SRDUP, 21.09%, 10/13/2025 (a)(q)	Upstart	10/18/2022	3,931	3,829	3,874
L3499681.SRDUP, 24.38%, 10/13/2027 (a)(q)	Upstart	10/18/2022	12,815	12,453	12,570
L3499728.SRDUP, 26.64%, 10/13/2027 (a)(q)	Upstart	10/18/2022	1,138	1,106	1,116
L3499786.SRDUP, 23.44%, 10/13/2027 (a)(q)	Upstart	10/18/2022	853	829	838
L3499815.SRDUP, 24.33%, 10/20/2027 (a)(q)	Upstart	10/18/2022	7,181	6,978	7,069
L3499832.SRDUP, 23.82%, 10/13/2027 (a)(q)	Upstart	10/18/2022	9,400	9,135	9,221
L3499842.SRDUP, 24.37%, 10/13/2027 (a)(q)	Upstart	10/18/2022	2,170	2,109	2,136
L3499895.SRDUP, 14.94%, 10/13/2027 (a)(l)(q)	Upstart	10/18/2022	5,580	5,418	5,543
L3499912.SRDUP, 17.9%, 10/13/2025 (a)(q)	Upstart	10/18/2022	5,207	5,089	5,134
L3499914.SRDUP, 23.26%, 10/13/2027 (a)(q)	Upstart	10/18/2022	2,814	2,735	2,760
L3499928.SRDUP, 21.59%, 10/13/2025 (a)(q)	Upstart	10/18/2022	29,293	28,487	28,834
L3499941.SRDUP, 24.36%, 10/13/2027 (a)(q)	Upstart	10/18/2022	6,709	6,520	6,582
L3499960.SRDUP, 18.83%, 10/13/2027 (a)(q)	Upstart	10/18/2022	10,350	10,060	10,242
L3500017.SRDUP, 22.74%, 10/13/2027 (a)(q)	Upstart	10/18/2022	1,414	1,374	1,387
L3500036.SRDUP, 24.24%, 10/13/2027 (a)(q)	Upstart	10/18/2022	7,464	7,253	7,348
L3500040.SRDUP, 15.14%, 10/13/2025 (a)(q)	Upstart	10/18/2022	8,272	8,061	8,191
L3500057.SRDUP, 12.99%, 10/13/2027 (a)(q)	Upstart	10/18/2022	7,411	7,230	7,362
L3500079.SRDUP, 20.78%, 10/13/2027 (a)(q)	Upstart	10/18/2022	10,804	10,501	10,604
L3500091.SRDUP, 20.2%, 10/13/2027 (a)(l)(q)	Upstart	10/18/2022	2,718	2,636	504
L3500107.SRDUP, 17.93%, 10/13/2027 (a)(q)	Upstart	10/18/2022	18,148	17,642	17,957
L3500112.SRDUP, 22.46%, 10/13/2027 (a)(q)	Upstart	10/18/2022	4,269	4,148	4,205
L3500128.SRDUP, 12.31%, 10/13/2027 (a)(q)	Upstart	10/18/2022	17,669	17,182	17,555
L3500157.SRDUP, 18.67%, 10/13/2027 (a)(q)	Upstart	10/18/2022	3,745	3,652	3,706
L3500169.SRDUP, 22.76%, 10/13/2027 (a)(q)	Upstart	10/18/2022	1,791	1,740	1,757
L3500174.SRDUP, 14.88%, 10/13/2027 (a)(q)	Upstart	10/18/2022	15,503	15,073	15,400
L3500193.SRDUP, 19.46%, 10/13/2025 (a)(q)	Upstart	10/18/2022	1,915	1,866	1,888
L3500231.SRDUP, 15.36%, 10/13/2027 (a)(q)	Upstart	10/18/2022	12,097	11,761	11,977
L3500271.SRDUP, 13.28%, 10/13/2027 (a)(q)	Upstart	10/18/2022	45,083	43,836	44,780
L3500293.SRDUP, 14.63%, 10/13/2027 (a)(q)	Upstart	10/18/2022	16,619	16,158	16,452
L3500312.SRDUP, 16.33%, 10/13/2027 (a)(q)	Upstart	10/18/2022	5,220	5,075	5,168
L3500343.SRDUP, 11.65%, 10/13/2025 (a)(q)	Upstart	10/18/2022	3,254	3,172	3,227
L3500371.SRDUP, 18.38%, 10/13/2027 (a)(q)	Upstart	10/18/2022	18,713	18,252	18,433
L3500416.SRDUP, 21.18%, 10/13/2027 (a)(q)	Upstart	10/18/2022	32,905	31,981	32,562
L3500423.SRDUP, 16.29%, 10/13/2027 (a)(q)	Upstart	10/18/2022	5,779	5,619	5,721
L3500425.SRDUP, 13.3%, 10/13/2027 (a)(q)	Upstart	10/18/2022	7,608	7,397	7,557
L3500427.SRDUP, 21.42%, 10/13/2027 (a)(q)	Upstart	10/18/2022	3,762	3,656	3,705
L3500444.SRDUP, 24.4%, 10/13/2027 (a)(q)	Upstart	10/18/2022	7,549	7,336	7,431
L3500445.SRDUP, 17.79%, 10/13/2027 (a)(l)(q)	Upstart	10/18/2022	5,250	5,094	4,872
L3500458.SRDUP, 19.1%, 10/13/2027 (a)(q)	Upstart	10/18/2022	7,495	7,285	7,418
L3500472.SRDUP, 24.28%, 10/13/2027 (a)(q)	Upstart	10/18/2022	1,592	1,547	1,562
L3500482.SRDUP, 15.02%, 10/13/2027 (a)(q)	Upstart	10/18/2022	8,277	8,047	8,194
L3500484.SRDUP, 20.57%, 10/13/2027 (a)(q)	Upstart	10/18/2022	12,531	12,180	12,296
L3500485.SRDUP, 19.76%, 10/13/2027 (a)(q)	Upstart	10/18/2022	7,058	6,860	6,987
L3500488.SRDUP, 23.52%, 03/13/2028 (a)(l)(q)	Upstart	10/18/2022	22,108	21,474	21,695
L3500497.SRDUP, 22.79%, 10/13/2027 (a)(q)	Upstart	10/18/2022	4,242	4,136	4,162
L3500563.SRDUP, 14.02%, 10/13/2027 (a)(q)	Upstart	10/18/2022	10,422	10,168	10,322
L3500580.SRDUP, 14.91%, 10/13/2027 (a)(q)	Upstart	10/18/2022	21,300	20,711	21,069
L3500588.SRDUP, 10.88%, 10/13/2025 (a)(q)	Upstart	10/18/2022	704	686	700
L3500600.SRDUP, 21.06%, 10/13/2027 (a)(q)	Upstart	10/18/2022	9,400	9,136	9,256
L3500620.SRDUP, 14.71%, 10/13/2027 (a)(q)	Upstart	10/18/2022	18,460	17,949	18,276

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 7.5% (continued)
L3500646.SRDUP, 22.98%, 10/13/2027 (a)(q)	Upstart	10/18/2022	$9,429	$9,163	$9,252
L3500652.SRDUP, 10.96%, 10/13/2027 (a)(q)	Upstart	10/18/2022	36,749	35,856	36,617
L3500692.SRDUP, 24.4%, 10/13/2027 (a)(q)	Upstart	10/18/2022	4,183	4,063	4,106
L3500693.SRDUP, 17.67%, 10/13/2025 (a)(q)	Upstart	10/18/2022	5,205	5,087	5,132
L3500697.SRDUP, 20.76%, 10/13/2025 (a)(q)	Upstart	10/18/2022	6,770	6,594	6,672
L3500718.SRDUP, 20.37%, 10/13/2025 (a)(l)(q)	Upstart	10/18/2022	12,249	11,882	1,736
L3500730.SRDUP, 21.61%, 10/13/2027 (a)(l)(q)	Upstart	10/18/2022	7,840	7,632	711
L3500779.SRDUP, 24.29%, 10/13/2027 (a)(q)	Upstart	10/18/2022	6,614	6,427	6,511
L3500797.SRDUP, 14.46%, 10/13/2027 (a)(q)	Upstart	10/18/2022	4,459	4,335	4,429
L3500805.SRDUP, 19.56%, 10/13/2027 (a)(q)	Upstart	10/18/2022	2,860	2,789	2,828
L3500820.SRDUP, 24.33%, 10/13/2027 (a)(q)	Upstart	10/18/2022	1,651	1,605	1,619
L3500831.SRDUP, 24%, 10/13/2027 (a)(q)	Upstart	10/18/2022	1,417	1,377	1,390
L3500846.SRDUP, 12.54%, 10/13/2025 (a)(q)	Upstart	10/18/2022	1,698	1,654	1,683
L3500869.SRDUP, 16.64%, 10/13/2027 (a)(q)	Upstart	10/18/2022	1,894	1,841	1,873
L3500895.SRDUP, 24.39%, 10/13/2027 (a)(q)	Upstart	10/18/2022	1,456	1,420	1,433
L3500901.SRDUP, 15.75%, 10/13/2027 (a)(q)	Upstart	10/18/2022	3,632	3,531	3,596
L3500906.SRDUP, 17.79%, 10/13/2027 (a)(q)	Upstart	10/18/2022	7,479	7,266	7,403
L3500918.SRDUP, 22.64%, 10/13/2027 (a)(q)	Upstart	10/18/2022	11,215	10,899	11,093
L3500949.SRDUP, 22.77%, 10/13/2027 (a)(q)	Upstart	10/18/2022	21,020	20,428	20,695
L3500967.SRDUP, 21.28%, 10/13/2027 (a)(q)	Upstart	10/18/2022	9,401	9,145	9,257
L3500992.SRDUP, 20.83%, 10/13/2025 (a)(q)	Upstart	10/18/2022	3,296	3,211	3,248
L3500993.SRDUP, 19.77%, 10/13/2027 (a)(l)(q)	Upstart	10/18/2022	18,697	18,140	18,502
L3501018.SRDUP, 10.44%, 10/13/2027 (a)(q)	Upstart	10/18/2022	9,226	8,973	9,196
L3501070.SRDUP, 24.23%, 10/13/2027 (a)(q)	Upstart	10/18/2022	2,456	2,387	2,410
L3501081.SRDUP, 21.06%, 10/13/2027 (a)(q)	Upstart	10/18/2022	7,990	7,792	7,868
L3501084.SRDUP, 24.37%, 10/13/2027 (a)(q)	Upstart	10/18/2022	1,858	1,805	1,826
L3501102.SRDUP, 24.28%, 10/13/2027 (a)(q)	Upstart	10/18/2022	5,669	5,509	5,578
L3501129.SRDUP, 24.14%, 10/13/2027 (a)(l)(q)	Upstart	10/18/2022	9,394	9,112	2,548
L3501150.SRDUP, 16.65%, 10/13/2027 (a)(q)	Upstart	10/18/2022	5,130	4,987	5,079
L3501239.SRDUP, 24.13%, 10/13/2027 (a)(q)	Upstart	10/18/2022	6,621	6,434	6,553
L3501245.SRDUP, 19.97%, 10/13/2027 (a)(q)	Upstart	10/18/2022	8,069	7,843	7,947
L3501266.SRDUP, 23.82%, 10/13/2027 (a)(q)	Upstart	10/18/2022	1,039	1,009	1,023
L3501280.SRDUP, 17.21%, 10/13/2027 (a)(q)	Upstart	10/18/2022	6,536	6,354	6,470
L3501285.SRDUP, 24.33%, 10/13/2027 (a)(q)	Upstart	10/18/2022	1,509	1,467	1,481
L3501301.SRDUP, 9.97%, 10/13/2025 (a)(q)	Upstart	10/18/2022	3,289	3,206	3,265
L3501346.SRDUP, 24.24%, 10/13/2027 (a)(q)	Upstart	10/18/2022	4,346	4,223	4,264
L3501417.SRDUP, 23.82%, 10/13/2027 (a)(q)	Upstart	10/18/2022	4,001	3,888	3,928
L3521654.SRDUP, 24.34%, 11/01/2027 (a)(q)	Upstart	11/04/2022	6,423	6,231	6,283
L3537611.SRDUP, 24.04%, 11/01/2027 (a)(q)	Upstart	11/04/2022	1,306	1,269	1,276
L3539375.SRDUP, 24.07%, 11/01/2027 (a)(l)(q)	Upstart	11/04/2022	7,439	7,228	7,270
L3540203.SRDUP, 24.39%, 11/01/2027 (a)(q)	Upstart	11/04/2022	963	936	942
L3540251.SRDUP, 24.36%, 11/01/2027 (a)(l)(q)	Upstart	11/04/2022	2,481	2,418	2,424
L3540501.SRDUP, 17.42%, 11/01/2027 (a)(q)	Upstart	11/04/2022	17,140	16,659	16,944
L3541676.SRDUP, 15.78%, 11/01/2025 (a)(l)(q)	Upstart	11/04/2022	2,040	1,987	2,016
L3541695.SRDUP, 11.05%, 11/01/2027 (a)(l)(q)	Upstart	11/04/2022	5,895	5,731	5,872
L3541701.SRDUP, 11.36%, 11/01/2025 (a)(l)(q)	Upstart	11/04/2022	5,722	5,574	5,665
L3541706.SRDUP, 12.42%, 11/01/2025 (a)(l)(q)	Upstart	11/04/2022	1,764	1,718	1,746
L3541746.SRDUP, 17.86%, 11/01/2025 (a)(l)(q)	Upstart	11/04/2022	3,027	2,948	2,990
L3541799.SRDUP, 15.1%, 11/01/2027 (a)(l)(q)	Upstart	11/04/2022	6,593	6,408	6,542
L3541802.SRDUP, 9.9%, 11/01/2025 (a)(l)(q)	Upstart	11/04/2022	9,657	9,408	9,578
L3541817.SRDUP, 20.51%, 11/01/2027 (a)(l)(q)	Upstart	11/04/2022	7,594	7,380	7,425
L3541850.SRDUP, 20.67%, 11/01/2025 (a)(l)(q)	Upstart	11/04/2022	1,526	1,486	1,498
L3541862.SRDUP, 23.83%, 11/02/2027 (a)(q)	Upstart	11/07/2022	805	782	789
L3541868.SRDUP, 24.38%, 11/01/2027 (a)(q)	Upstart	11/04/2022	2,195	2,133	2,145
L3541950.SRDUP, 19.07%, 11/01/2027 (a)(l)(q)	Upstart	11/04/2022	3,695	3,591	3,650

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 7.5% (continued)
L3541951.SRDUP, 16.9%, 11/01/2027 (a)(l)(q)	Upstart	11/04/2022	$14,166	$13,768	$13,997
L3541957.SRDUP, 10.31%, 11/01/2025 (a)(l)(q)	Upstart	11/04/2022	879	856	871
L3541984.SRDUP, 12.39%, 11/01/2027 (a)(q)	Upstart	11/04/2022	1,904	1,851	1,889
L3541986.SRDUP, 23.76%, 11/01/2027 (a)(q)	Upstart	11/04/2022	1,144	1,112	1,118
L3541988.SRDUP, 18.94%, 11/01/2027 (a)(l)(q)	Upstart	11/04/2022	3,410	3,314	3,348
L3541996.SRDUP, 24.34%, 11/01/2027 (a)(l)(q)	Upstart	11/04/2022	4,293	4,171	4,196
L3542002.SRDUP, 17.48%, 11/01/2027 (a)(q)	Upstart	11/04/2022	2,237	2,174	2,210
L3542033.SRDUP, 23.98%, 11/01/2027 (a)(l)(q)	Upstart	11/04/2022	6,675	6,508	6,551
L3542104.SRDUP, 24.35%, 11/01/2027 (a)(l)(q)	Upstart	11/04/2022	1,813	1,761	1,772
L3542107.SRDUP, 22.07%, 11/01/2027 (a)(l)(q)	Upstart	11/04/2022	47,564	46,374	46,975
L3542117.SRDUP, 21.53%, 11/01/2027 (a)(l)(q)	Upstart	11/04/2022	2,852	2,771	2,788
L3542121.SRDUP, 21.26%, 11/01/2027 (a)(l)(q)	Upstart	11/04/2022	47,759	46,410	46,920
L3542134.SRDUP, 20.79%, 11/01/2027 (a)(l)(q)	Upstart	11/04/2022	15,954	15,503	15,663
L3542136.SRDUP, 24.4%, 11/01/2027 (a)(q)	Upstart	11/04/2022	2,380	2,320	2,326
L3542142.SRDUP, 24.4%, 11/01/2027 (a)(l)(q)	Upstart	11/04/2022	1,527	1,483	1,498
L3542151.SRDUP, 17.15%, 11/01/2027 (a)(l)(q)	Upstart	11/04/2022	2,834	2,755	2,800
L3542203.SRDUP, 24.38%, 11/01/2027 (a)(l)(q)	Upstart	11/04/2022	16,602	16,185	16,292
L3542213.SRDUP, 12.46%, 11/01/2027 (a)(l)(q)	Upstart	11/04/2022	7,503	7,319	7,447
L3542239.SRDUP, 24.21%, 11/01/2027 (a)(l)(q)	Upstart	11/04/2022	2,099	2,039	2,051
L3542262.SRDUP, 20.75%, 11/01/2025 (a)(l)(q)	Upstart	11/04/2022	895	871	878
L3542325.SRDUP, 10.23%, 11/01/2027 (a)(l)(q)	Upstart	11/04/2022	14,951	14,537	14,892
L3542337.SRDUP, 11.77%, 11/01/2025 (a)(q)	Upstart	11/04/2022	5,141	5,008	5,098
L3542367.SRDUP, 18%, 11/01/2025 (a)(l)(q)	Upstart	11/04/2022	891	867	880
L3542387.SRDUP, 21.82%, 11/01/2027 (a)(q)	Upstart	11/04/2022	11,809	11,476	11,557
L3542417.SRDUP, 15.24%, 11/01/2027 (a)(l)(q)	Upstart	11/04/2022	13,659	13,277	13,499
L3542438.SRDUP, 12.39%, 11/01/2027 (a)(q)	Upstart	11/04/2022	4,585	4,457	4,550
L3542473.SRDUP, 16.92%, 11/01/2027 (a)(l)(q)	Upstart	11/04/2022	8,500	8,261	8,399
L3542484.SRDUP, 24.24%, 11/01/2027 (a)(l)(q)	Upstart	11/04/2022	1,908	1,854	1,865
L3542487.SRDUP, 23.59%, 11/01/2027 (a)(q)	Upstart	11/04/2022	3,163	3,084	3,085
L3542514.SRDUP, 24.23%, 11/01/2027 (a)(l)(q)	Upstart	11/04/2022	2,480	2,410	2,424
L3542519.SRDUP, 13.53%, 11/01/2027 (a)(l)(q)	Upstart	11/04/2022	7,516	7,306	7,460
L3542542.SRDUP, 24.36%, 11/01/2027 (a)(l)(q)	Upstart	11/04/2022	1,240	1,205	1,217
L3542556.SRDUP, 24.06%, 11/01/2027 (a)(l)(q)	Upstart	11/04/2022	11,445	11,120	11,232
L3542557.SRDUP, 23.93%, 11/01/2027 (a)(l)(q)	Upstart	11/04/2022	1,240	1,204	1,212
L3542565.SRDUP, 24.37%, 11/01/2027 (a)(l)(q)	Upstart	11/04/2022	1,145	1,112	1,119
L3542586.SRDUP, 12.21%, 11/01/2027 (a)(q)	Upstart	11/04/2022	10,856	10,553	10,774
L3542595.SRDUP, 24.23%, 11/01/2027 (a)(l)(q)	Upstart	11/04/2022	6,773	6,580	6,647
L3542610.SRDUP, 21.27%, 11/01/2027 (a)(l)(q)	Upstart	11/04/2022	3,801	3,694	3,731
L3542618.SRDUP, 24.18%, 11/01/2027 (a)(l)(q)	Upstart	11/04/2022	4,197	4,078	4,102
L3542621.SRDUP, 22.31%, 11/01/2027 (a)(l)(q)	Upstart	11/04/2022	6,375	6,195	6,232
L3542650.SRDUP, 19.18%, 11/02/2027 (a)(q)	Upstart	11/07/2022	41,312	40,147	40,819
L3542661.SRDUP, 18.68%, 11/02/2025 (a)(q)	Upstart	11/07/2022	2,140	2,084	2,117
L3542686.SRDUP, 22.77%, 11/02/2027 (a)(l)(q)	Upstart	11/07/2022	7,421	7,211	7,257
L3542777.SRDUP, 12.9%, 11/02/2027 (a)(q)	Upstart	11/07/2022	8,353	8,120	8,292
L3542791.SRDUP, 9.84%, 11/02/2027 (a)(q)	Upstart	11/07/2022	23,345	22,698	23,255
L3542809.SRDUP, 22.11%, 11/02/2027 (a)(q)	Upstart	11/07/2022	3,710	3,605	3,628
L3542812.SRDUP, 21.74%, 11/02/2025 (a)(q)	Upstart	11/07/2022	4,929	4,799	4,838
L3542817.SRDUP, 21.09%, 11/02/2025 (a)(q)	Upstart	11/07/2022	6,586	6,412	6,460
L3542853.SRDUP, 22.93%, 11/02/2027 (a)(l)(q)	Upstart	11/07/2022	7,336	7,128	7,171
L3542868.SRDUP, 22.09%, 11/02/2027 (a)(q)	Upstart	11/07/2022	1,903	1,849	1,861
L3542873.SRDUP, 18.49%, 11/02/2027 (a)(q)	Upstart	11/07/2022	12,874	12,511	12,721
L3542906.SRDUP, 20.56%, 11/02/2025 (a)(l)(q)	Upstart	11/07/2022	4,518	4,384	4,436
L3542911.SRDUP, 24.36%, 11/02/2027 (a)(l)(q)	Upstart	11/07/2022	4,672	4,539	4,567
L3542922.SRDUP, 21.55%, 11/02/2027 (a)(l)(q)	Upstart	11/07/2022	12,350	12,000	12,126
L3542965.SRDUP, 24.37%, 11/02/2027 (a)(q)	Upstart	11/07/2022	1,813	1,761	1,773

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 7.5% (continued)
L3543009.SRDUP, 16.42%, 11/02/2027 (a)(q)	Upstart	11/07/2022	$8,399	$8,163	$8,301
L3543032.SRDUP, 15.33%, 11/02/2027 (a)(q)	Upstart	11/07/2022	385	375	383
L3543041.SRDUP, 24.37%, 11/02/2027 (a)(q)	Upstart	11/07/2022	13,071	12,700	12,779
L3543042.SRDUP, 23.93%, 11/02/2027 (a)(q)	Upstart	11/07/2022	5,721	5,578	5,616
L3543084.SRDUP, 21.49%, 11/02/2027 (a)(q)	Upstart	11/07/2022	28,516	27,709	28,001
L3543101.SRDUP, 24.36%, 11/02/2027 (a)(q)	Upstart	11/07/2022	4,484	4,357	4,384
L3543129.SRDUP, 17.95%, 11/02/2027 (a)(q)	Upstart	11/07/2022	24,592	23,900	24,302

Total Consumer Loans (Cost $46,278,544)				46,278,544	40,821,295

Student Loans (m) - 0.0%
United States (m) - 0.0%
L3280442.SRDUP, 21.46%, 07/19/2027 (a)(q)	Upstart	07/22/2022	4,545	4,545	4,501
L3281850.SRDUP, 24.4%, 12/19/2027 (a)(l)(q)	Upstart	07/22/2022	3,211	3,211	2,997
L3283479.SRDUP, 17.33%, 07/20/2027 (a)(q)	Upstart	07/25/2022	5,996	5,996	5,941
L3291812.SRDUP, 17.77%, 07/22/2027 (a)(q)	Upstart	07/27/2022	4,501	4,501	4,461
L3294068.SRDUP, 24.04%, 07/25/2027 (a)(q)	Upstart	07/28/2022	1,098	1,098	1,084
L3300956.SRDUP, 22.06%, 07/27/2027 (a)(q)	Upstart	08/01/2022	10,197	10,197	10,053
L3320263.SRDUP, 21.57%, 08/03/2027 (a)(q)	Upstart	08/08/2022	3,219	3,131	3,146
L3321408.SRDUP, 15.62%, 08/04/2027 (a)(l)(q)	Upstart	08/09/2022	11,982	11,660	11,840
L3324892.SRDUP, 17.55%, 08/05/2027 (a)(q)	Upstart	08/10/2022	1,098	1,068	1,085
L3325120.SRDUP, 15.78%, 08/05/2027 (a)(q)	Upstart	08/10/2022	8,892	8,652	8,788
L3325168.SRDUP, 24.39%, 08/05/2027 (a)(l)(q)	Upstart	08/10/2022	2,866	2,780	544
L3325729.SRDUP, 24.3%, 08/05/2027 (a)(q)	Upstart	08/10/2022	2,313	2,249	2,261
L3327392.SRDUP, 9.7%, 08/08/2025 (a)(q)	Upstart	08/11/2022	1,559	1,522	1,550
L3332346.SRDUP, 18.7%, 08/09/2027 (a)(l)(q)	Upstart	08/12/2022	1,946	1,890	1,922
L3382376.SRDUP, 16.97%, 09/01/2027 (a)(l)(q)	Upstart	09/07/2022	3,870	3,764	3,822
L3385912.SRDUP, 14.81%, 09/02/2027 (a)(q)	Upstart	09/08/2022	13,743	13,347	13,577
L3487758.SRDUP, 16.74%, 10/13/2027 (a)(l)(q)	Upstart	10/18/2022	3,523	3,425	3,487

Total Student Loans (Cost $83,036)				83,036	81,059

Total Whole Loans (Cost $46,361,580)					40,902,354

TOTAL INVESTMENTS (Cost $555,783,624) - 100.4%					547,811,849

OTHER LIABILITIES IN EXCESS OF ASSETS - (0.4)%					(2,164,849)

TOTAL NET ASSETS - 100.0%					$545,647,000

Percentages are stated as a percent of net assets.

(a)	Security is fair valued by a third-party valuation specialist pursuant to procedures approved by the Board of Trustees. Value is determined using significant unobservable inputs.
(b)	Security is restricted to resale to institutional investors. The aggregate value of these securities is $41,048,319, which represents 7.5% of net assets.
(c)	Underlying holdings are consumer loans.
(d)	Underlying holdings are mortgages.
(e)

Foreign issued security. Total foreign securities by country of domicile are $206,684,159. Foreign concentration is as follows: Bermuda: 31.7%, Cayman Islands: 2.2%, Singapore: 1.9%, Supranational: 1.1%, Ireland: 0.8%, Great Britain: 0.1%, and Hong Kong: 0.1%.

(f)

Variable rate security. Reference rates as of April 30, 2023 are as follows: Secured Overnight Financing Rate (SOFR) 4.81%, T-Bill 3 Month 5.06% and 3 Month Libor 5.34%. Actual reference rates may vary based on the reset date of the security.

(g)

Although security is restricted as to resale, the Fund’s Adviser has determined this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at April 30, 2023 was $181,450,102, which represents 33.3% of net assets.

(h)	Security is restricted as to resale.
(i)	Value determined using significant unobservable inputs.
(j)	Affiliated company. See Note 3.
(k)

Security is fair valued by the Adviser Valuation Committee using an insurance industry model pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities is $31,717,529, which represents 5.81% of net assets.

(l)	Non-income producing security.

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

(m)	Rounds to zero.
(n)	Rate shown is the 7-day effective yield.
(o)	All or a portion of this security is held as collateral for derivative contracts.
(p)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.
(q)	Security may be deemed restricted to resale to institutional investors. The aggregate value of these securities is $40,902,354 which represents 7.5% of net assets.

Written Options

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE
CALL OPTIONS
Australian Dollar Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $67.00	150	$9,943,500	$21,000
Australian Dollar Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $67.25	117	7,755,930	10,530
Australian Dollar Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $67.50	217	14,384,930	10,850
Australian Dollar Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $67.75	100	6,629,000	3,500
Australian Dollar Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $68.00	191	12,661,390	4,775
Australian Dollar Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $68.25	19	1,259,510	285
Australian Dollar Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $68.50	143	9,479,470	1,430
Australian Dollar Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $68.75	25	1,657,250	250
Australian Dollar Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $69.00	79	5,236,910	790
Australian Dollar Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $69.50	43	2,850,470	215
Australian Dollar Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $70.00	18	1,193,220	90
Australian Dollar Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $71.00	50	3,314,500	250
Australian Dollar Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $71.50	15	994,350	75
Australian Dollar Future, June 2023 Settlement, Expires 06/09/2023 Strike Price $67.50	22	1,458,380	9,020
Australian Dollar Future, June 2023 Settlement, Expires 06/09/2023 Strike Price $68.00	3	198,870	840
Australian Dollar Future, June 2023 Settlement, Expires 06/09/2023 Strike Price $70.00	25	1,657,250	1,500
Australian Dollar Future, June 2023 Settlement, Expires 06/09/2023 Strike Price $70.50	75	4,971,750	3,000
Australian Dollar Future, June 2023 Settlement, Expires 06/09/2023 Strike Price $71.00	1	66,290	30
British Pound Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $124.50	58	4,559,888	52,200
British Pound Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $124.75	52	4,088,175	40,625
British Pound Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $125.00	45	3,537,844	29,813
British Pound Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $125.25	56	4,402,650	31,150
British Pound Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $125.50	166	13,050,713	76,775
British Pound Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $125.75	60	4,717,125	22,500
British Pound Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $126.00	117	9,198,394	35,831
British Pound Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $126.25	45	3,537,844	10,969
British Pound Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $126.50	130	10,220,438	24,375
British Pound Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $126.75	30	2,358,563	4,500
British Pound Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $127.00	108	8,490,825	12,150
British Pound Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $127.50	36	2,830,275	2,250
British Pound Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $128.00	5	393,094	187
British Pound Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $128.50	49	3,852,319	919
British Pound Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $129.00	40	3,144,750	500
British Pound Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $129.50	5	393,094	31
British Pound Future, June 2023 Settlement, Expires 06/09/2023 Strike Price $125.50	8	628,950	7,150
British Pound Future, June 2023 Settlement, Expires 06/09/2023 Strike Price $126.00	30	2,358,563	21,938
British Pound Future, June 2023 Settlement, Expires 06/09/2023 Strike Price $126.50	5	393,094	2,969
British Pound Future, June 2023 Settlement, Expires 06/09/2023 Strike Price $127.00	6	471,713	2,812
British Pound Future, June 2023 Settlement, Expires 06/09/2023 Strike Price $130.00	13	1,022,044	1,300
British Pound Future, June 2023 Settlement, Expires 06/09/2023 Strike Price $130.50	13	1,022,044	975
British Pound Future, June 2023 Settlement, Expires 06/09/2023 Strike Price $131.00	13	1,022,044	731
Canadian Dollar Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $74.00	100	7,395,000	23,000
Canadian Dollar Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $74.25	58	4,289,100	7,540
Canadian Dollar Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $74.50	385	$28,470,750	26,950
Canadian Dollar Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $74.75	30	2,218,500	1,050
Canadian Dollar Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $75.00	404	29,875,800	6,060
Canadian Dollar Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $75.25	51	3,771,450	510
Canadian Dollar Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $75.50	101	7,468,950	505

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE
Canadian Dollar Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $76.00	100	$7,395,000	$500
Canadian Dollar Future, June 2023 Settlement, Expires 06/09/2023 Strike Price $74.50	38	2,810,100	13,300
Canadian Dollar Future, June 2023 Settlement, Expires 06/09/2023 Strike Price $75.00	70	5,176,500	14,000
Canadian Dollar Future, June 2023 Settlement, Expires 06/09/2023 Strike Price $75.50	100	7,395,000	11,000
Canadian Dollar Future, June 2023 Settlement, Expires 06/09/2023 Strike Price $76.00	75	5,546,250	4,500
Canadian Dollar Future, June 2023 Settlement, Expires 06/09/2023 Strike Price $77.00	25	1,848,750	375
CBOE SPX Volatility Index, May 2023 Settlement, Expires 05/17/2023 Strike Price $25.00	23	36,294	874
CBOE SPX Volatility Index, May 2023 Settlement, Expires 05/17/2023 Strike Price $26.00	50	78,900	1,650
CBOE SPX Volatility Index, May 2023 Settlement, Expires 05/17/2023 Strike Price $28.00	312	492,336	7,800
CBOE SPX Volatility Index, May 2023 Settlement, Expires 05/17/2023 Strike Price $29.00	150	236,700	3,225
CBOE SPX Volatility Index, May 2023 Settlement, Expires 05/17/2023 Strike Price $30.00	259	408,702	5,310
CBOE SPX Volatility Index, May 2023 Settlement, Expires 05/17/2023 Strike Price $31.00	101	159,378	1,768
CBOE SPX Volatility Index, May 2023 Settlement, Expires 05/17/2023 Strike Price $32.00	172	271,416	2,752
CBOE SPX Volatility Index, May 2023 Settlement, Expires 05/17/2023 Strike Price $32.50	139	219,342	2,155
CBOE SPX Volatility Index, May 2023 Settlement, Expires 05/17/2023 Strike Price $33.00	50	78,900	725
CBOE SPX Volatility Index, May 2023 Settlement, Expires 05/17/2023 Strike Price $34.00	200	315,600	2,700
CBOE SPX Volatility Index, May 2023 Settlement, Expires 05/17/2023 Strike Price $35.00	201	317,178	2,613
CBOE SPX Volatility Index, May 2023 Settlement, Expires 05/17/2023 Strike Price $36.00	451	711,678	5,186
CBOE SPX Volatility Index, May 2023 Settlement, Expires 05/17/2023 Strike Price $37.00	100	157,800	1,100
Cocoa Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $2,800.00	5	146,850	6,950
Cocoa Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $2,850.00	44	1,292,280	40,480
Cocoa Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $2,900.00	72	2,114,640	36,720
Cocoa Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $2,950.00	289	8,487,930	66,470
Cocoa Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $3,000.00	300	8,811,000	27,000
Cocoa Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $3,050.00	300	8,811,000	12,000
Cocoa Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $3,100.00	187	5,492,190	3,740
Cocoa Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $3,150.00	5	146,850	50
Cocoa Future, June 2023 Settlement, Expires 06/02/2023 Strike Price $2,900.00	80	2,349,600	69,600
Cocoa Future, June 2023 Settlement, Expires 06/02/2023 Strike Price $2,950.00	120	3,524,400	74,400
Cocoa Future, June 2023 Settlement, Expires 06/02/2023 Strike Price $3,000.00	300	8,811,000	129,000
Cocoa Future, June 2023 Settlement, Expires 06/02/2023 Strike Price $3,050.00	300	8,811,000	87,000
Cocoa Future, June 2023 Settlement, Expires 06/02/2023 Strike Price $3,100.00	300	8,811,000	60,000
Cocoa Future, June 2023 Settlement, Expires 06/02/2023 Strike Price $3,150.00	283	8,311,710	36,790
Cocoa Future, June 2023 Settlement, Expires 06/02/2023 Strike Price $3,200.00	157	4,611,090	14,130
Cocoa Future, June 2023 Settlement, Expires 06/02/2023 Strike Price $3,250.00	130	3,818,100	7,800
Cocoa Future, June 2023 Settlement, Expires 06/02/2023 Strike Price $3,300.00	75	2,202,750	3,000
Coffee ‘C’ Future, May 2023 Settlement, Expires 05/12/2023 Strike Price $205.00	16	1,115,700	3,900
Coffee ‘C’ Future, May 2023 Settlement, Expires 05/12/2023 Strike Price $207.50	9	627,581	1,620
Coffee ‘C’ Future, May 2023 Settlement, Expires 05/12/2023 Strike Price $210.00	11	767,044	1,444
Coffee ‘C’ Future, May 2023 Settlement, Expires 05/12/2023 Strike Price $212.50	13	906,506	1,268
Coffee ‘C’ Future, May 2023 Settlement, Expires 05/12/2023 Strike Price $215.00	89	6,206,081	6,341
Coffee ‘C’ Future, May 2023 Settlement, Expires 05/12/2023 Strike Price $217.50	86	5,996,888	4,515
Coffee ‘C’ Future, May 2023 Settlement, Expires 05/12/2023 Strike Price $220.00	43	2,998,444	1,613
Coffee ‘C’ Future, May 2023 Settlement, Expires 05/12/2023 Strike Price $222.50	55	3,835,219	1,650
Coffee ‘C’ Future, May 2023 Settlement, Expires 05/12/2023 Strike Price $225.00	42	2,928,713	945
Coffee ‘C’ Future, May 2023 Settlement, Expires 05/12/2023 Strike Price $227.50	25	1,743,281	375
Coffee ‘C’ Future, June 2023 Settlement, Expires 06/09/2023 Strike Price $225.00	125	8,716,406	42,187
Cotton Future, June 2023 Settlement, Expires 06/09/2023 Strike Price $94.00	5	202,000	875
Crude Oil Future, May 2023 Settlement, Expires 05/17/2023 Strike Price $87.50	10	767,800	1,100
Crude Oil Future, May 2023 Settlement, Expires 05/17/2023 Strike Price $91.50	10	767,800	500
Crude Oil Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $87.25	17	1,365,610	10,370
Crude Oil Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $87.50	10	803,300	5,700
Crude Oil Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $87.75	108	8,675,640	57,240
Crude Oil Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $88.00	130	$10,442,900	65,000
Crude Oil Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $88.25	127	10,201,910	59,690
Crude Oil Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $88.50	105	8,434,650	46,200
Crude Oil Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $88.75	83	6,667,390	34,030
Crude Oil Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $89.00	30	2,409,900	11,400

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE
Crude Oil Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $89.25	75	$6,024,750	$27,000
Crude Oil Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $89.50	25	2,008,250	8,250
Crude Oil Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $89.75	26	2,088,580	8,060
Crude Oil Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $90.00	30	2,409,900	8,700
Crude Oil Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $90.25	40	3,213,200	11,200
Crude Oil Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $90.50	12	963,960	3,120
Crude Oil Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $91.00	10	803,300	2,300
Euro FX Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $1.0850	50	6,875,000	126,250
Euro FX Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $1.0900	50	6,875,000	98,125
Euro FX Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $1.0950	77	10,587,500	112,613
Euro FX Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $1.0975	20	2,750,000	24,500
Euro FX Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $1.1000	50	6,875,000	50,625
Euro FX Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $1.1025	34	4,675,000	28,050
Euro FX Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $1.1050	103	14,162,500	68,238
Euro FX Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $1.1075	38	5,225,000	19,950
Euro FX Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $1.1100	145	19,937,500	58,000
Euro FX Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $1.1125	45	6,187,500	13,500
Euro FX Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $1.1150	62	8,525,000	13,950
Euro FX Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $1.1175	15	2,062,500	2,437
Euro FX Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $1.1200	36	4,950,000	4,050
Euro FX Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $1.1250	7	962,500	394
Euro FX Future, June 2023 Settlement, Expires 06/09/2023 Strike Price $1.1150	25	3,437,500	20,313
Euro FX Future, June 2023 Settlement, Expires 06/09/2023 Strike Price $1.1200	25	3,437,500	15,625
Euro FX Future, June 2023 Settlement, Expires 06/09/2023 Strike Price $1.1300	10	1,375,000	3,375
Gold Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $2,080.00	5	999,550	4,350
Gold Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $2,085.00	20	3,998,200	16,000
Gold Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $2,090.00	76	15,193,160	55,480
Gold Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $2,095.00	68	13,593,880	45,560
Gold Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $2,100.00	88	17,592,080	54,560
Gold Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $2,105.00	59	11,794,690	33,630
Gold Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $2,110.00	10	1,999,100	5,200
Gold Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $2,115.00	6	1,199,460	2,880
Gold Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $2,120.00	21	4,198,110	9,240
Gold Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $2,125.00	7	1,399,370	2,800
Gold Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $2,130.00	41	8,196,310	15,170
Gold Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $2,135.00	53	10,595,230	18,020
Gold Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $2,140.00	25	4,997,750	8,000
HG Copper Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $409.00	17	1,653,463	12,750
HG Copper Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $410.00	15	1,458,938	10,500
HG Copper Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $411.00	27	2,626,088	17,888
HG Copper Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $412.00	21	2,042,513	12,863
HG Copper Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $413.00	12	1,167,150	6,900
HG Copper Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $414.00	15	1,458,938	8,062
HG Copper Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $415.00	43	4,182,288	22,038
HG Copper Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $416.00	29	2,820,613	13,775
HG Copper Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $417.00	48	4,668,600	21,000
HG Copper Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $418.00	35	3,404,188	14,438
HG Copper Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $419.00	31	3,015,138	12,012
HG Copper Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $420.00	30	2,917,875	10,875
HG Copper Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $421.00	23	2,237,038	7,762
HG Copper Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $422.00	20	1,945,250	6,500
HG Copper Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $423.00	10	972,625	3,000
HG Copper Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $425.00	23	2,237,038	6,038
HG Copper Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $426.00	6	$583,575	1,500
HG Copper Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $427.00	7	680,838	1,662
HG Copper Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $428.00	2	194,525	425
HG Copper Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $429.00	6	583,575	1,200
HG Copper Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $430.00	11	1,069,888	2,063

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE
HG Copper Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $431.00	5	$486,313	$875
HG Copper Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $432.00	5	486,313	812
HG Copper Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $433.00	6	583,575	975
HG Copper Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $436.00	1	97,263	125
Japanese Yen Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $76.75	12	1,109,250	75
Japanese Yen Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $77.00	50	4,621,875	312
Japanese Yen Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $77.25	44	4,067,250	275
Japanese Yen Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $77.50	105	9,705,938	656
Japanese Yen Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $77.75	25	2,310,938	156
Japanese Yen Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $78.00	125	11,554,688	781
Japanese Yen Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $78.50	99	9,151,313	619
Japanese Yen Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $79.00	25	2,310,938	156
Japanese Yen Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $79.50	20	1,848,750	125
Japanese Yen Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $80.00	14	1,294,125	87
Japanese Yen Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $80.50	1	92,438	6
Japanese Yen Future, June 2023 Settlement, Expires 06/09/2023 Strike Price $75.00	11	1,016,813	7,124
Japanese Yen Future, June 2023 Settlement, Expires 06/09/2023 Strike Price $76.50	5	462,188	1,500
Japanese Yen Future, June 2023 Settlement, Expires 06/09/2023 Strike Price $77.00	19	1,756,313	4,512
Japanese Yen Future, June 2023 Settlement, Expires 06/09/2023 Strike Price $81.50	50	4,621,875	937
Lean Hogs Future, June 2023 Settlement, Expires 06/16/2023 Strike Price $89.00	25	917,000	44,750
Lean Hogs Future, June 2023 Settlement, Expires 06/16/2023 Strike Price $91.00	25	917,000	32,500
Lean Hogs Future, June 2023 Settlement, Expires 06/16/2023 Strike Price $92.00	131	4,805,080	142,790
Lean Hogs Future, June 2023 Settlement, Expires 06/16/2023 Strike Price $93.00	37	1,357,160	33,300
Lean Hogs Future, June 2023 Settlement, Expires 06/16/2023 Strike Price $94.00	76	2,787,680	55,480
Lean Hogs Future, June 2023 Settlement, Expires 06/16/2023 Strike Price $95.00	75	2,751,000	43,500
Lean Hogs Future, June 2023 Settlement, Expires 06/16/2023 Strike Price $96.00	25	917,000	11,750
Lean Hogs Future, June 2023 Settlement, Expires 06/16/2023 Strike Price $97.00	50	1,834,000	19,000
Lean Hogs Future, June 2023 Settlement, Expires 06/16/2023 Strike Price $100.00	25	917,000	5,000
Live Cattle Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $165.00	72	4,765,824	33,840
Live Cattle Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $166.00	50	3,309,600	13,000
Live Cattle Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $168.00	25	1,654,800	1,500
Live Cattle Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $170.00	15	992,880	300
Live Cattle Future, June 2023 Settlement, Expires 06/02/2023 Strike Price $166.00	52	3,441,984	39,000
Live Cattle Future, June 2023 Settlement, Expires 06/02/2023 Strike Price $167.00	25	1,654,800	14,500
Live Cattle Future, June 2023 Settlement, Expires 06/02/2023 Strike Price $168.00	50	3,309,600	21,500
Live Cattle Future, June 2023 Settlement, Expires 06/02/2023 Strike Price $169.00	50	3,309,600	16,000
Live Cattle Future, June 2023 Settlement, Expires 06/02/2023 Strike Price $170.00	25	1,654,800	5,750
Live Cattle Future, June 2023 Settlement, Expires 06/02/2023 Strike Price $171.00	72	4,765,824	12,240
Live Cattle Future, June 2023 Settlement, Expires 06/02/2023 Strike Price $172.00	50	3,309,600	6,000
Natural Gas Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $2.35	21	506,100	42,357
Natural Gas Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $2.40	155	3,735,500	273,730
Natural Gas Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $2.45	100	2,410,000	154,000
Natural Gas Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $2.50	14	337,400	18,704
Natural Gas Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $2.55	11	265,100	12,694
Natural Gas Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $2.60	50	1,205,000	49,700
Natural Gas Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $2.65	39	939,900	33,345
Natural Gas Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $2.70	50	1,205,000	36,750
Natural Gas Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $2.75	50	1,205,000	31,550
Natural Gas Future, June 2023 Settlement, Expires 06/27/2023 Strike Price $2.60	25	645,000	58,800
Natural Gas Future, June 2023 Settlement, Expires 06/27/2023 Strike Price $2.65	71	1,831,800	151,301
Natural Gas Future, June 2023 Settlement, Expires 06/27/2023 Strike Price $2.70	97	2,502,600	186,919
Natural Gas Future, June 2023 Settlement, Expires 06/27/2023 Strike Price $2.75	115	2,967,000	199,985
Silver Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $27.25	32	4,036,800	26,880
Silver Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $27.50	57	$7,190,550	40,470
Silver Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $27.75	53	6,685,950	31,800
Silver Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $28.00	31	3,910,650	15,965
Silver Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $28.25	16	2,018,400	7,120
Silver Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $28.50	7	883,050	2,695

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE
Silver Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $28.75	5	$630,750	$1,675
Silver Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $29.00	1	126,150	295
Silver Future, June 2023 Settlement, Expires 06/27/2023 Strike Price $29.25	5	630,750	5,050
Silver Future, June 2023 Settlement, Expires 06/27/2023 Strike Price $29.50	10	1,261,500	9,250
Silver Future, June 2023 Settlement, Expires 06/27/2023 Strike Price $29.75	10	1,261,500	8,500
Silver Future, June 2023 Settlement, Expires 06/27/2023 Strike Price $30.00	15	1,892,250	11,700
Silver Future, June 2023 Settlement, Expires 06/27/2023 Strike Price $30.25	5	630,750	3,600
Silver Future, June 2023 Settlement, Expires 06/27/2023 Strike Price $30.50	15	1,892,250	10,050
Soybean Oil Future, May 2023 Settlement, Expires 05/26/2023 Strike Price $54.00	17	527,034	6,783
Soybean Oil Future, May 2023 Settlement, Expires 05/26/2023 Strike Price $54.50	33	1,023,066	10,593
Soybean Oil Future, May 2023 Settlement, Expires 05/26/2023 Strike Price $55.00	23	713,046	5,934
Soybean Oil Future, May 2023 Settlement, Expires 05/26/2023 Strike Price $55.50	68	2,108,136	13,872
Soybean Oil Future, May 2023 Settlement, Expires 05/26/2023 Strike Price $56.00	149	4,619,298	23,691
Soybean Oil Future, May 2023 Settlement, Expires 05/26/2023 Strike Price $56.50	138	4,278,276	17,388
Soybean Oil Future, May 2023 Settlement, Expires 05/26/2023 Strike Price $57.00	172	5,332,344	16,512
Soybean Oil Future, May 2023 Settlement, Expires 05/26/2023 Strike Price $57.50	118	3,658,236	8,850
Soybean Oil Future, May 2023 Settlement, Expires 05/26/2023 Strike Price $58.00	152	4,712,304	8,664
Soybean Oil Future, May 2023 Settlement, Expires 05/26/2023 Strike Price $58.50	94	2,914,188	4,230
Soybean Oil Future, May 2023 Settlement, Expires 05/26/2023 Strike Price $59.00	71	2,201,142	2,769
Soybean Oil Future, May 2023 Settlement, Expires 05/26/2023 Strike Price $59.50	55	1,705,110	1,650
Soybean Oil Future, May 2023 Settlement, Expires 05/26/2023 Strike Price $60.00	57	1,767,114	1,539
Soybean Oil Future, May 2023 Settlement, Expires 05/26/2023 Strike Price $60.50	57	1,767,114	1,368
Soybean Oil Future, May 2023 Settlement, Expires 05/26/2023 Strike Price $61.00	27	837,054	486
Soybean Oil Future, May 2023 Settlement, Expires 05/26/2023 Strike Price $61.50	19	589,038	342
Soybean Oil Future, May 2023 Settlement, Expires 05/26/2023 Strike Price $62.00	28	868,056	420
Soybean Oil Future, May 2023 Settlement, Expires 05/26/2023 Strike Price $62.50	28	868,056	336
Soybean Oil Future, May 2023 Settlement, Expires 05/26/2023 Strike Price $63.00	29	899,058	348
Soybean Oil Future, May 2023 Settlement, Expires 05/26/2023 Strike Price $63.50	13	403,026	117
Soybean Oil Future, May 2023 Settlement, Expires 05/26/2023 Strike Price $64.00	9	279,018	81
Soybean Oil Future, May 2023 Settlement, Expires 05/26/2023 Strike Price $64.50	7	217,014	63

TOTAL CALL OPTIONS (Premiums Received $6,554,857)			4,946,816

PUT OPTIONS
Australian Dollar Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $64.00	28	1,856,120	420
Australian Dollar Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $64.50	35	2,320,150	1,050
Australian Dollar Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $65.00	15	994,350	1,050
Australian Dollar Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $65.25	49	3,248,210	4,410
Australian Dollar Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $65.50	128	8,485,120	17,920
Australian Dollar Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $65.75	149	9,877,210	29,800
Australian Dollar Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $66.00	132	8,750,280	36,960
Australian Dollar Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $66.25	25	1,657,250	9,500
Australian Dollar Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $66.50	25	1,657,250	13,000
Australian Dollar Future, June 2023 Settlement, Expires 06/09/2023 Strike Price $63.00	26	1,723,540	3,380
Australian Dollar Future, June 2023 Settlement, Expires 06/09/2023 Strike Price $64.00	15	994,350	3,600
Australian Dollar Future, June 2023 Settlement, Expires 06/09/2023 Strike Price $64.50	25	1,657,250	8,250
Australian Dollar Future, June 2023 Settlement, Expires 06/09/2023 Strike Price $65.00	8	530,320	3,600
British Pound Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $119.50	10	786,188	63
British Pound Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $120.50	40	3,144,750	250
British Pound Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $121.00	93	7,311,544	581
British Pound Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $121.50	71	5,581,931	444
British Pound Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $122.00	97	7,626,019	606
British Pound Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $122.50	142	11,163,863	887
British Pound Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $122.75	69	5,424,694	431
British Pound Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $123.00	144	11,321,100	1,800
British Pound Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $123.50	212	16,667,175	5,300
British Pound Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $124.00	66	5,188,838	3,300

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE
British Pound Future, June 2023 Settlement, Expires 06/09/2023 Strike Price $123.50	5	$393,094	$1,500
British Pound Future, June 2023 Settlement, Expires 06/09/2023 Strike Price $124.00	3	235,856	1,144
Canadian Dollar Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $71.50	26	1,922,700	130
Canadian Dollar Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $72.00	82	6,063,900	410
Canadian Dollar Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $72.50	152	11,240,400	1,520
Canadian Dollar Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $72.75	25	1,848,750	375
Canadian Dollar Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $73.00	231	17,082,450	6,930
Canadian Dollar Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $73.25	43	3,179,850	2,150
Canadian Dollar Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $73.50	238	17,600,100	23,800
Canadian Dollar Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $74.00	15	1,109,250	4,200
Canadian Dollar Future, June 2023 Settlement, Expires 06/09/2023 Strike Price $71.00	4	295,800	160
Canadian Dollar Future, June 2023 Settlement, Expires 06/09/2023 Strike Price $72.00	22	1,626,900	2,200
Canadian Dollar Future, June 2023 Settlement, Expires 06/09/2023 Strike Price $72.50	90	6,655,500	14,400
Canadian Dollar Future, June 2023 Settlement, Expires 06/09/2023 Strike Price $73.00	75	5,546,250	19,500
Canadian Dollar Future, June 2023 Settlement, Expires 06/09/2023 Strike Price $73.50	45	3,327,750	18,450
CBOE S&P 500 Index, May 2023 Settlement, Expires 05/05/2023 Strike Price $3,965.00	25	10,423,700	3,375
CBOE S&P 500 Index, May 2023 Settlement, Expires 05/05/2023 Strike Price $3,970.00	33	13,759,284	4,818
CBOE S&P 500 Index, May 2023 Settlement, Expires 05/05/2023 Strike Price $3,975.00	25	10,423,700	3,750
CBOE S&P 500 Index, May 2023 Settlement, Expires 05/05/2023 Strike Price $3,980.00	53	22,098,244	9,540
CBOE S&P 500 Index, May 2023 Settlement, Expires 05/05/2023 Strike Price $3,985.00	25	10,423,700	4,425
CBOE S&P 500 Index, May 2023 Settlement, Expires 05/05/2023 Strike Price $3,990.00	75	31,271,100	14,250
CBOE S&P 500 Index, May 2023 Settlement, Expires 05/05/2023 Strike Price $3,995.00	100	41,694,800	21,000
CBOE S&P 500 Index, May 2023 Settlement, Expires 05/05/2023 Strike Price $4,000.00	100	41,694,800	22,500
CBOE S&P 500 Index, May 2023 Settlement, Expires 05/05/2023 Strike Price $4,005.00	102	42,528,696	24,480
CBOE S&P 500 Index, May 2023 Settlement, Expires 05/05/2023 Strike Price $4,010.00	125	52,118,500	32,250
CBOE S&P 500 Index, May 2023 Settlement, Expires 05/05/2023 Strike Price $4,015.00	71	29,603,308	19,383
CBOE S&P 500 Index, May 2023 Settlement, Expires 05/05/2023 Strike Price $4,020.00	100	41,694,800	29,800
CBOE S&P 500 Index, May 2023 Settlement, Expires 05/05/2023 Strike Price $4,025.00	104	43,362,592	35,152
CBOE S&P 500 Index, May 2023 Settlement, Expires 05/05/2023 Strike Price $4,030.00	52	21,681,296	18,564
CBOE S&P 500 Index, May 2023 Settlement, Expires 05/05/2023 Strike Price $4,035.00	75	31,271,100	29,250
CME Bitcoin Future, May 2023 Settlement, Expires 05/01/2023 Strike Price $18,000.00	50	7,294,368	250
CME Bitcoin Future, May 2023 Settlement, Expires 05/01/2023 Strike Price $19,000.00	5	729,437	25
CME Bitcoin Future, May 2023 Settlement, Expires 05/01/2023 Strike Price $19,500.00	10	1,458,874	50
CME Bitcoin Future, May 2023 Settlement, Expires 05/01/2023 Strike Price $20,000.00	10	1,458,874	50
CME Bitcoin Future, May 2023 Settlement, Expires 05/01/2023 Strike Price $21,500.00	5	729,437	25
CME Bitcoin Future, May 2023 Settlement, Expires 05/01/2023 Strike Price $22,500.00	50	7,294,368	250
CME Bitcoin Future, May 2023 Settlement, Expires 05/01/2023 Strike Price $23,000.00	10	1,458,874	50
CME Bitcoin Future, May 2023 Settlement, Expires 05/30/2023 Strike Price $20,000.00	100	14,737,500	47,500
CME Bitcoin Future, May 2023 Settlement, Expires 05/30/2023 Strike Price $21,500.00	25	3,684,375	15,625
CME Bitcoin Future, May 2023 Settlement, Expires 05/30/2023 Strike Price $22,000.00	77	11,347,875	53,900
Coffee ‘C’ Future, May 2023 Settlement, Expires 05/12/2023 Strike Price $157.50	3	209,194	45
Coffee ‘C’ Future, May 2023 Settlement, Expires 05/12/2023 Strike Price $167.50	2	139,463	248
Coffee ‘C’ Future, May 2023 Settlement, Expires 05/12/2023 Strike Price $170.00	7	488,119	1,391
Coffee ‘C’ Future, May 2023 Settlement, Expires 05/12/2023 Strike Price $172.50	11	767,044	3,382
Coffee ‘C’ Future, May 2023 Settlement, Expires 05/12/2023 Strike Price $175.00	32	2,231,400	14,880
Coffee ‘C’ Future, May 2023 Settlement, Expires 05/12/2023 Strike Price $177.50	71	4,950,919	48,191
Coffee ‘C’ Future, May 2023 Settlement, Expires 05/12/2023 Strike Price $180.00	60	4,183,875	57,600
Coffee ‘C’ Future, May 2023 Settlement, Expires 05/12/2023 Strike Price $182.50	105	7,321,781	137,812
Coffee ‘C’ Future, May 2023 Settlement, Expires 05/12/2023 Strike Price $185.00	93	6,485,006	161,820
Coffee ‘C’ Future, May 2023 Settlement, Expires 05/12/2023 Strike Price $187.50	73	5,090,381	163,702
Crude Oil Future, May 2023 Settlement, Expires 05/17/2023 Strike Price $70.00	2	160,660	1,755
Crude Oil Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $66.50	25	2,008,250	6,750
Crude Oil Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $67.50	25	2,008,250	7,750
Crude Oil Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $68.50	5	401,650	1,850
Crude Oil Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $68.75	13	1,044,290	5,070
Crude Oil Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $69.00	47	3,775,510	18,800
Crude Oil Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $69.25	55	4,418,150	23,100
Crude Oil Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $69.50	10	803,300	4,400

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE
Crude Oil Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $69.75	23	$1,847,590	$10,580
Crude Oil Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $70.00	75	6,024,750	36,000
Crude Oil Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $70.25	20	1,606,600	10,000
Crude Oil Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $70.50	50	4,016,500	26,500
Crude Oil Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $70.75	21	1,686,930	11,550
Crude Oil Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $71.00	59	4,739,470	34,220
Crude Oil Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $71.25	25	2,008,250	15,000
Crude Oil Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $71.50	91	7,310,030	57,330
Crude Oil Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $71.75	45	3,614,850	29,700
Crude Oil Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $72.00	26	2,088,580	17,940
Crude Oil Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $72.25	85	6,828,050	62,050
Crude Oil Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $72.50	109	8,755,970	82,840
Crude Oil Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $72.75	25	2,008,250	20,000
Crude Oil Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $73.00	25	2,008,250	20,750
Crude Oil Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $73.25	25	2,008,250	21,750
Crude Oil Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $73.50	25	2,008,250	22,750
Euro FX Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $1.0400	25	3,437,500	156
Euro FX Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $1.0500	9	1,237,500	56
Euro FX Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $1.0650	16	2,200,000	100
Euro FX Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $1.0700	43	5,912,500	269
Euro FX Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $1.0750	38	5,225,000	238
Euro FX Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $1.0775	67	9,212,500	838
Euro FX Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $1.0800	64	8,800,000	1,200
Euro FX Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $1.0825	37	5,087,500	1,156
Euro FX Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $1.0850	43	5,912,500	2,150
Euro FX Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $1.0875	25	3,437,500	1,875
Euro FX Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $1.0900	74	10,175,000	8,325
Euro FX Future, June 2023 Settlement, Expires 06/09/2023 Strike Price $1.0750	30	4,125,000	8,250
Euro FX Future, June 2023 Settlement, Expires 06/09/2023 Strike Price $1.0850	26	3,575,000	13,000
Gold Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $1,865.00	1	199,910	200
Gold Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $1,875.00	6	1,199,460	1,500
Gold Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $1,885.00	31	6,197,210	9,610
Gold Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $1,890.00	11	2,199,010	3,850
Gold Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $1,895.00	65	12,994,150	25,350
Gold Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $1,900.00	101	20,190,910	43,430
Gold Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $1,905.00	83	16,592,530	40,670
Gold Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $1,910.00	85	16,992,350	46,750
Gold Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $1,915.00	6	1,199,460	3,660
Gold Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $1,920.00	25	4,997,750	17,250
HG Copper Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $350.00	5	486,313	875
HG Copper Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $355.00	6	583,575	1,575
HG Copper Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $360.00	20	1,945,250	7,750
HG Copper Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $365.00	52	5,057,650	28,600
HG Copper Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $366.00	51	4,960,388	29,963
HG Copper Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $367.00	55	5,349,438	35,063
HG Copper Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $368.00	48	4,668,600	32,400
HG Copper Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $369.00	70	6,808,375	50,750
HG Copper Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $370.00	54	5,252,175	41,850
HG Copper Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $371.00	91	8,850,888	75,075
HG Copper Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $372.00	109	10,601,613	96,738
HG Copper Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $373.00	113	10,990,663	107,350
HG Copper Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $374.00	68	6,613,850	68,850
HG Copper Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $375.00	5	486,313	5,375
HG Copper Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $376.00	6	583,575	6,900
Japanese Yen Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $71.50	25	2,310,938	156
Japanese Yen Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $72.00	25	2,310,938	625
Japanese Yen Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $72.50	33	3,050,438	2,063
Japanese Yen Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $73.00	39	3,605,063	5,363

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE
Japanese Yen Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $73.50	25	$2,310,938	$7,500
Japanese Yen Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $74.00	54	4,991,625	30,375
Japanese Yen Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $74.50	86	7,949,625	82,775
Japanese Yen Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $74.75	90	8,319,375	106,875
Japanese Yen Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $75.00	88	8,134,500	127,600
Japanese Yen Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $75.25	18	1,663,875	30,825
Japanese Yen Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $75.50	62	5,731,125	124,000
Japanese Yen Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $76.00	97	8,966,438	250,987
Japanese Yen Future, June 2023 Settlement, Expires 06/09/2023 Strike Price $73.00	13	1,201,688	8,450
Japanese Yen Future, June 2023 Settlement, Expires 06/09/2023 Strike Price $73.50	20	1,848,750	18,000
Japanese Yen Future, June 2023 Settlement, Expires 06/09/2023 Strike Price $74.00	25	2,310,938	30,312
Japanese Yen Future, June 2023 Settlement, Expires 06/09/2023 Strike Price $74.50	37	3,420,188	58,275
Japanese Yen Future, June 2023 Settlement, Expires 06/09/2023 Strike Price $75.00	25	2,310,938	50,000
Lean Hogs Future, May 2023 Settlement, Expires 05/16/2023 Strike Price $76.00	23	843,640	2,070
Lean Hogs Future, May 2023 Settlement, Expires 05/16/2023 Strike Price $77.00	10	366,800	1,300
Lean Hogs Future, June 2023 Settlement, Expires 06/16/2023 Strike Price $74.00	25	917,000	1,250
Lean Hogs Future, June 2023 Settlement, Expires 06/16/2023 Strike Price $75.00	25	917,000	1,750
Lean Hogs Future, June 2023 Settlement, Expires 06/16/2023 Strike Price $77.00	75	2,751,000	6,750
Lean Hogs Future, June 2023 Settlement, Expires 06/16/2023 Strike Price $78.00	50	1,834,000	5,500
Lean Hogs Future, June 2023 Settlement, Expires 06/16/2023 Strike Price $79.00	75	2,751,000	9,000
Lean Hogs Future, June 2023 Settlement, Expires 06/16/2023 Strike Price $80.00	34	1,247,120	5,100
Lean Hogs Future, June 2023 Settlement, Expires 06/16/2023 Strike Price $81.00	25	917,000	4,250
Lean Hogs Future, June 2023 Settlement, Expires 06/16/2023 Strike Price $82.00	25	917,000	5,000
Lean Hogs Future, June 2023 Settlement, Expires 06/16/2023 Strike Price $83.00	25	796,500	6,000
Lean Hogs Future, June 2023 Settlement, Expires 06/16/2023 Strike Price $84.00	25	796,500	7,000
Live Cattle Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $156.00	10	661,920	100
Live Cattle Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $158.00	25	1,654,800	250
Live Cattle Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $159.00	50	3,309,600	1,000
Live Cattle Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $160.00	50	3,309,600	1,500
Live Cattle Future, May 2023 Settlement, Expires 05/05/2023 Strike Price $163.00	6	397,152	540
Live Cattle Future, June 2023 Settlement, Expires 06/02/2023 Strike Price $152.00	75	4,964,400	3,750
Live Cattle Future, June 2023 Settlement, Expires 06/02/2023 Strike Price $153.00	25	1,654,800	1,500
Live Cattle Future, June 2023 Settlement, Expires 06/02/2023 Strike Price $155.00	25	1,654,800	2,000
Live Cattle Future, June 2023 Settlement, Expires 06/02/2023 Strike Price $157.00	25	1,654,800	3,000
NASDAQ 100 Stock Index, May 2023 Settlement, Expires 05/05/2023 Strike Price $12,410.00	4	4,890,632	3,340
NASDAQ 100 Stock Index, May 2023 Settlement, Expires 05/05/2023 Strike Price $12,420.00	9	11,003,922	13,050
NASDAQ 100 Stock Index, May 2023 Settlement, Expires 05/05/2023 Strike Price $12,425.00	4	4,890,632	4,000
NASDAQ 100 Stock Index, May 2023 Settlement, Expires 05/05/2023 Strike Price $12,430.00	4	4,890,632	3,960
NASDAQ 100 Stock Index, May 2023 Settlement, Expires 05/05/2023 Strike Price $12,440.00	8	9,781,264	7,920
NASDAQ 100 Stock Index, May 2023 Settlement, Expires 05/05/2023 Strike Price $12,450.00	4	4,890,632	3,920
Natural Gas Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $1.90	41	988,100	9,184
Natural Gas Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $1.95	73	1,759,300	20,221
Natural Gas Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $2.00	271	6,531,100	93,766
Natural Gas Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $2.05	278	6,699,800	120,374
Natural Gas Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $2.10	462	11,134,200	250,404
Natural Gas Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $2.15	477	11,495,700	320,544
Natural Gas Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $2.20	376	9,061,600	309,824
Natural Gas Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $2.25	212	5,109,200	211,788
Natural Gas Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $2.30	50	1,205,000	59,850
Russell 2000 Index, May 2023 Settlement, Expires 05/05/2023 Strike Price $1,650.00	14	2,476,586	1,274
Russell 2000 Index, May 2023 Settlement, Expires 05/05/2023 Strike Price $1,655.00	28	4,953,172	3,080
Russell 2000 Index, May 2023 Settlement, Expires 05/05/2023 Strike Price $1,660.00	28	4,953,172	3,416
Russell 2000 Index, May 2023 Settlement, Expires 05/05/2023 Strike Price $1,665.00	43	7,606,657	5,719
Russell 2000 Index, May 2023 Settlement, Expires 05/05/2023 Strike Price $1,670.00	43	7,606,657	7,009
Russell 2000 Index, May 2023 Settlement, Expires 05/05/2023 Strike Price $1,675.00	32	5,660,768	5,280
Russell 2000 Index, May 2023 Settlement, Expires 05/05/2023 Strike Price $1,680.00	28	4,953,172	5,460
Russell 2000 Index, May 2023 Settlement, Expires 05/05/2023 Strike Price $1,685.00	14	2,476,586	3,262
Silver Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $22.55	3	378,450	960

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE
Silver Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $22.65	3	$378,450	$1,050
Silver Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $22.70	7	883,050	2,590
Silver Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $22.75	16	2,018,400	6,240
Silver Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $22.80	8	1,009,200	3,280
Silver Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $22.85	13	1,639,950	5,590
Silver Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $22.90	11	1,387,650	5,005
Silver Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $22.95	12	1,513,800	5,700
Silver Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $23.00	22	2,775,300	11,000
Silver Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $23.05	30	3,784,500	15,750
Silver Future, May 2023 Settlement, Expires 05/25/2023 Strike Price $23.10	44	5,550,600	24,200
Soybean Future, May 2023 Settlement, Expires 05/26/2023 Strike Price $1,410.00	5	354,813	5,031
Soybean Meal Future, May 2023 Settlement, Expires 05/26/2023 Strike Price $380.00	6	259,440	270
Soybean Meal Future, May 2023 Settlement, Expires 05/26/2023 Strike Price $385.00	6	259,440	360
Soybean Meal Future, May 2023 Settlement, Expires 05/26/2023 Strike Price $390.00	4	172,960	300
Soybean Meal Future, May 2023 Settlement, Expires 05/26/2023 Strike Price $395.00	9	389,160	900
Soybean Meal Future, May 2023 Settlement, Expires 05/26/2023 Strike Price $400.00	66	2,853,840	8,580
Soybean Meal Future, May 2023 Settlement, Expires 05/26/2023 Strike Price $405.00	125	5,405,000	21,875
Soybean Meal Future, May 2023 Settlement, Expires 05/26/2023 Strike Price $410.00	56	2,421,440	13,440
Soybean Meal Future, May 2023 Settlement, Expires 05/26/2023 Strike Price $415.00	100	4,324,000	33,500
Soybean Meal Future, May 2023 Settlement, Expires 05/26/2023 Strike Price $420.00	150	6,486,000	68,250
Soybean Meal Future, May 2023 Settlement, Expires 05/26/2023 Strike Price $425.00	174	7,523,760	108,750
Soybean Meal Future, May 2023 Settlement, Expires 05/26/2023 Strike Price $430.00	205	8,864,200	169,125
Soybean Meal Future, May 2023 Settlement, Expires 05/26/2023 Strike Price $435.00	196	8,475,040	208,740
Soybean Meal Future, May 2023 Settlement, Expires 05/26/2023 Strike Price $440.00	60	2,594,400	81,300

TOTAL PUT OPTIONS (Premiums Received $7,844,628)			5,861,458

TOTAL WRITTEN OPTIONS (Premiums Received $14,399,485)			$10,808,274

Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL VALUE	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
FUTURES CONTRACTS SOLD
Brent Crude Future, May 2023 Settlement	25	$2,008,250	$(69,459)
CAC40 Index, May 2023 Settlement	69	5,674,982	13,226
Canadian Dollar, June 2023 Settlement	90	6,655,050	(51,405)
Coffee ‘C’, July 2023 Settlement	67	4,671,994	26,508
Coffee ‘C’, September 2023 Settlement	50	3,435,000	(116,675)
Copper, July 2023 Settlement	40	3,890,500	(26,755)
Corn Future, September 2023 Settlement	6	158,625	11,690
DAX Index, June 2023 Settlement	25	11,034,192	(530,176)
E-Mini Nasdaq 100, June 2023 Settlement	5	1,332,025	(11,660)
E-Mini Russ 2000, June 2023 Settlement	30	2,662,200	(24,098)
E-Mini S&P 500 Index, June 2023 Settlement	180	37,696,500	(589,128)
FTSE China A50 Index Futures, May 2023 Settlement	39	514,644	(9,607)
FTSE Taiwan Index Futures , May 2023 Settlement	89	4,830,030	3,591
Hang Seng Index Futures , May 2023 Settlement	80	10,089,622	31,136
Japanese Yen Futures , June 2023 Settlement	340	31,426,625	259,025
Kospi2 Index, June 2023 Settlement	80	4,877,466	(52,719)
Lean Hogs Futures, October 2023 Settlement	48	1,620,000	(32,118)
Natural Gas Futures, May 2023 Settlement	300	7,230,000	(87,671)
Natural Gas Futures, September 2023 Settlement	15	408,300	(13,544)
Nifty 50 Index Futures , May 2023 Settlement	15	543,870	(8,082)

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL VALUE	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
FUTURES CONTRACTS SOLD (continued)
RBOB Gasoline Futures, September 2023 Settlement	2	$187,387	$16,980
Silver Futures, September 2023 Settlement	25	3,180,500	(267,098)
Soybean Futures, September 2023 Settlement	24	1,541,700	62,719
Soybean Meal Futures, July 2023 Settlement	260	11,242,400	141,824
Soybean Meal Futures, October 2023 Settlement	49	1,995,770	51,599
Soybean Oil Futures, October 2023 Settlement	31	940,602	63,517
Sugar No. 11 Futures, June 2023 Settlement	21	619,752	(17,678)
WTI Crude Futures, September 2023 Settlement	2	150,300	9,796
Yen Demon Nikkei, June 2023 Settlement	46	4,906,565	(142,244)

TOTAL FUTURES CONTRACTS SOLD		$165,524,851	$(1,358,506)

FUTURES CONTRACTS PURCHASED
Amsterdam Index, May 2023 Settlement	30	$5,001,741	$(13,052)
Australian Dollar, June 2023 Settlement	55	3,645,675	(97,155)
Brent Crude Future, August 2023 Settlement	54	4,264,920	(232,425)
British Pound, June 2023 Settlement	180	14,151,375	5,081
CBOE VIX, May 2023 Settlement	175	3,226,318	(244,085)
Cocoa, July 2023 Settlement	872	25,610,640	335,855
Copper, September 2023 Settlement	1	97,438	(3,952)
Corn Future, July 2023 Settlement	7	204,750	(7,183)
Cotton No. 2, July 2023 Settlement	16	646,400	11,319
Euro Fx, June 2023 Settlement	328	45,298,850	(1,020)
Euro Stoxx 50, June 2023 Settlement	11	523,625	7,000
FTSE 100 Index Futures , June 2023 Settlement	53	5,237,055	144,153
FTSE/JSE Top 40 Index Futures , June 2023 Settlement	263	10,530,352	340,758
FTSE/MIB Index Futures , June 2023 Settlement	72	10,671,633	53,568
Globex Natural Gas Futures, May 2023 Settlement	30	723,000	15,758
Gold 100 Oz. Futures, June 2023 Settlement	9	1,799,190	(53,751)
Gold 100 Oz. Futures, October 2023 Settlement	12	2,444,040	(26,338)
IBEX 35 Index, May 2023 Settlement	105	10,688,359	(185,260)
KC HRW Wheat, September 2023 Settlement	26	1,005,875	(97,807)
Lean Hogs Futures, June 2023 Settlement	110	4,034,800	94,944
Live Cattle Futures, June 2023 Settlement	130	8,604,700	113,327
Live Cattle Futures, October 2023 Settlement	13	871,650	1,923
Low Sulphur Gas Oil Futures, October 2023 Settlement	60	4,210,500	(329,544)
NY Harbor ULSD Futures, September 2023 Settlement	41	4,150,881	(402,272)
OMXS30 Futures , May 2023 Settlement	24	530,080	2,353
S&P/TSX 60 Index Futures , June 2023 Settlement	28	5,160,424	288,074
Soybean Oil Futures, July 2023 Settlement	55	1,705,110	(62,858)
SPI 200TM Index Futures , June 2023 Settlement	41	4,963,375	218,326
Sugar No. 11 Futures, September 2023 Settlement	67	1,951,790	448,822
Swiss Market Index, June 2023 Settlement	5	638,866	54,056
Wheat Futures, July 2023 Settlement	70	2,218,125	(104,226)
Wheat Futures, September 2023 Settlement	4	129,000	(10,728)
WTI Crude Futures, May 2023 Settlement	5	383,900	(26,121)

TOTAL FUTURES CONTRACTS PURCHASED		$185,324,437	$237,540

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Schedule of Investments	as of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

Open Forward Currency Contracts

COUNTERPARTY	FORWARD SETTLEMENT DATE	CURRENCY TO BE RECEIVED	AMOUNT OF CURRENCY TO BE RECEIVED IN LOCAL CURRENCY	CURRENCY TO BE DELIVERED	AMOUNT OF CURRENCY TO BE DELIVERED IN LOCAL CURRENCY	UNREALIZED APPRECIATION (DEPRECIATION)
Morgan Stanley Capital Services LLC	7/6/2023	Brazilian Real	3,411,048	United States Dollar	661,697	$13,143
Morgan Stanley Capital Services LLC	7/5/2023	British Pound	18,085,896	United States Dollar	22,439,569	321,400
Morgan Stanley Capital Services LLC	7/5/2023	Canadian Dollar	1,481,743	United States Dollar	1,102,829	(7,627)
Morgan Stanley Capital Services LLC	7/6/2023	Chilean Peso	531,170,650	United States Dollar	661,697	(9,813)
Morgan Stanley Capital Services LLC	7/6/2023	Colombian Peso	77,350,530,242	United States Dollar	16,568,711	(362,486)
Morgan Stanley Capital Services LLC	7/5/2023	Euro	18,549,227	United States Dollar	20,270,117	249,068
Morgan Stanley Capital Services LLC	7/5/2023	Hungarian Forint	236,325,084	United States Dollar	661,697	22,065
Morgan Stanley Capital Services LLC	7/5/2023	Indian Rupee	1,316,289,501	United States Dollar	15,907,014	122,377
Morgan Stanley Capital Services LLC	7/5/2023	Indonesian Rupiah	228,254,410,656	United States Dollar	15,245,317	288,499
Morgan Stanley Capital Services LLC	7/5/2023	Japanese Yen	2,638,571,373	United States Dollar	20,106,523	(533,340)
Morgan Stanley Capital Services LLC	7/5/2023	New Zealand Dollar	1,762,322	United States Dollar	1,105,959	(16,498)
Morgan Stanley Capital Services LLC	7/3/2023	Philippine Peso	734,981,323	United States Dollar	13,456,021	(206,788)
Morgan Stanley Capital Services LLC	7/5/2023	South African Rand	286,561,739	United States Dollar	15,907,014	(341,030)
Morgan Stanley Capital Services LLC	7/5/2023	United States Dollar	21,506,899	Australian Dollar	31,723,799	452,808
Morgan Stanley Capital Services LLC	7/7/2023	United States Dollar	15,907,014	Czech Koruna	345,073,400	(200,445)
Morgan Stanley Capital Services LLC	7/5/2023	United States Dollar	16,568,711	Israeli New Shekel	59,471,532	140,206
Morgan Stanley Capital Services LLC	7/6/2023	United States Dollar	15,245,317	Mexican Peso	279,417,862	(74,896)
Morgan Stanley Capital Services LLC	7/5/2023	United States Dollar	661,697	New Taiwan Dollar	20,045,515	4,525
Morgan Stanley Capital Services LLC	7/5/2023	United States Dollar	21,209,352	Norwegian Krone	218,607,826	627,402
Morgan Stanley Capital Services LLC	7/5/2023	United States Dollar	661,697	Singapore Dollar	877,789	2,153
Morgan Stanley Capital Services LLC	7/5/2023	United States Dollar	18,483,728	South Korean Won	24,222,223,162	311,200
Morgan Stanley Capital Services LLC	7/5/2023	United States Dollar	22,312,181	Swiss Franc	20,217,134	(484,676)

						$317,247

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Statement of Assets and Liabilities	As of April 30, 2023 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

ASSETS:
Investments, at fair value(1)	$1,674,479,366
Interest receivable	16,154,649
Receivable for fund shares sold	31,645,171
Foreign currencies at custodian, at fair value(2)	124,805
Receivable for investment securities sold	16,163,864
Other assets	410,530

Total assets	1,738,978,385

LIABILITIES:
Payable for investment securities purchased	59,107,864
Reverse repurchase agreements	5,000,000
Payable for fund shares redeemed	698,519
Loans payable	5,000,000
Payable to Adviser	2,211,050
Payable for Chief Compliance Officer compensation	4,540
Payable to Trustees	51,077
Payable to Custodian	54,111
Accrued distribution fees	10,524
Accrued interest expense	29,287
Other accrued expenses	693,936

Total liabilities	72,860,908

Total net assets	$1,666,117,477

NET ASSETS CONSIST OF:
Capital stock	$1,869,618,411
Total distributable losses	(203,500,934)

Total net assets	$1,666,117,477

Class I
Net assets	$1,579,478,841
Shares outstanding	182,823,398
Class I Net asset value, offering and redemption price per share	$8.64

Class M
Net assets	$86,638,636
Shares outstanding	10,023,302
Class M Net asset value, offering and redemption price per share	$8.64

(1) Cost of Investments	$1,790,038,487
(2) Cost of Foreign currencies	122,430

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Statement of Assets and Liabilities	As of April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

ASSETS:
Investments, at fair value(1):
Unaffiliated issuers	$504,651,765
Affiliated issuers	43,160,084
Unrealized appreciation on forward currency contracts	2,554,846
Collateral held at broker	6,501,162
Foreign currencies at broker, at value(2)	2,216,886
Foreign currencies at custodian, at value(3)	622,593
Receivable for investment securities sold	1,077,949
Receivable for fund shares sold	2,661,545
Interest receivable	2,801,786
Other assets	698,989

Total assets	566,947,605

LIABILITIES:
Written options, at fair value(4)	10,808,274
Unrealized depreciation on forward currency contracts	2,237,599
Interest payable	32,390
Payable for investment securities purchased	7,127,833
Payable for fund shares redeemed	76,091
Payable to Adviser	351,493
Payable to Trustees	22,697
Payable for Chief Compliance Officer compensation	6,128
Other accrued expenses	638,100

Total liabilities	21,300,605

Total net assets	$545,647,000

NET ASSETS CONSIST OF:
Capital stock	$590,672,532
Total distributable losses	(45,025,532)

Total net assets	$545,647,000

Class I
Net assets	$510,674,355
Shares outstanding	46,296,205
Class I Net asset value, offering and redemption price per share	$11.03

Class J
Net assets	$34,972,645
Shares outstanding	3,185,807
Class J Net asset value, offering and redemption price per share	$10.98

(1) Cost of Investments
Unaffiliated issuers	$514,144,533
Affiliated issuers (See note 9)	41,639,091
(2) Cost of foreign currencies broker	2,251,189
(3) Cost of foreign currencies custodian	624,048
(4) Premiums received	14,399,485

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Statement of Operations	Period Ended April 30, 2023 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

INVESTMENT INCOME:
Interest income	$85,148,335
Dividend income	1,253,747

Total investment income	86,402,082

EXPENSES
Advisory fees (See Note 4)	12,381,619
Fund accounting and administration fees	606,516
Interest expense	476,642
Transfer agency fees and expenses	270,282
Legal fees	124,378
Audit and tax related fees	110,115
Trustees fees and expenses	104,673
Custody fees	49,228
Federal and state registration fees	44,770
Distribution (12b-1) fees — Class M Only	41,656
Chief Compliance Officer compensation	29,544
Other expenses	100,685

Total expenses before Adviser waiver	14,340,108
Expenses recouped by Adviser (See Note 4)	218,447

Total net expenses	14,558,555

Net investment income	71,843,527

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(12,796,780)
Foreign currency	5,293
Net change in unrealized appreciation (depreciation) on:
Investments	110,521,554
Foreign currency	5,560

Net realized and unrealized gain	97,735,627

Net increase in net assets resulting from operations	$169,579,154

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Statement of Operations	For the Period Ended April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

INVESTMENT INCOME:
Dividend income
Affiliated issuers	$8,000,447
Interest income	10,198,207

Total investment income	18,198,654

EXPENSES
Advisory fees (See Note 4)	2,056,347
Fund accounting and administration fees	325,903
Compliance fees	260,196
Loan servicing fees	225,179
Investment expense	175,146
Interest expense	153,969
Audit and tax related fees	153,040
Custody fees	91,774
Transfer agency fees and expenses	89,349
Legal fees	48,926
Federal and state registration fees	39,018
Chief Compliance Officer compensation	31,201
Trustees fees and expenses	25,525
Other expenses	137,077

Total expenses before Adviser waiver	3,812,650
Expenses waived by Adviser (See Note 4)	(317,382)

Total net expenses	3,495,268

Net investment income	14,703,386

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	(3,662,789)
Affiliated issuers	(8,598,744)
Foreign currencies	100,491
Forward currency contracts	(4,259,914)
Futures contracts	(61,620,573)
Increase in payments from affiliates	440
Swap Contract	5,645,465
Written options	93,326,542
Net change in unrealized appreciation (depreciation) on:
Investments
Unaffiliated issuers	(3,629,680)
Affiliated issuers	21,792,856
Foreign currencies	(32,049)
Forward currency contracts	3,659,964
Futures contracts	(22,888)
Swap Contract	(1,305,171)
Written options	1,220,048

Net realized and unrealized gain	42,613,998

Net increase in net assets resulting from operations	$57,317,384

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Statement of Changes in Net Assets

	STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	PERIOD ENDED APRIL 30, 2023 (UNAUDITED)	YEAR ENDED OCTOBER 31, 2022

OPERATIONS:
Net investment income	$71,843,527	$78,909,973
Net realized gain (loss) on:
Investments	(12,796,780)	(1,640,624)
Foreign currency	5,293	47,771
Net change in unrealized appreciation (depreciation) on:
Investments	110,521,554	(185,864,386)
Foreign currency	5,560	282
Net increase (decrease) in net assets resulting from operations	169,579,154	(108,546,984)

DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions — Class I	(57,466,093)	(58,381,239)
Net dividends and distributions — Class M	(3,542,434)	(5,757,653)
Total distributions	(61,008,527)	(64,138,892)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold — Class I	497,306,002	707,338,784
Proceeds from shares sold — Class M	11,952,429	41,909,155
Proceeds from shares issued to holders in reinvestment of dividends — Class I	28,041,819	33,798,186
Proceeds from shares issued to holders in reinvestment of dividends — Class M	3,241,060	5,135,495
Cost of shares redeemed — Class I	(468,399,744)	(431,211,750)
Cost of shares redeemed — Class M	(61,952,097)	(54,302,547)
Net increase in net assets from capital share transactions	10,189,469	302,667,323
Total increase in net assets	118,760,096	129,981,447

NET ASSETS:
Beginning of year	1,547,357,381	1,417,375,934

End of year	$1,666,117,477	$1,547,357,381

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Statement of Changes in Net Assets

	STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PERIOD ENDED APRIL 30, 2023 (UNAUDITED)	YEAR ENDED OCTOBER 31, 2022

OPERATIONS:
Net investment income	$14,703,386	$9,498,392
Net realized gain (loss) on:
Investments
Unaffiliated issuers	(3,662,789)	(15,093,239)
Affiliated issuers	(8,598,744)	(1,368,117)
Foreign currencies	100,491	(392,250)
Forward currency contracts	(4,259,914)	(3,383,022)
Futures contracts	(61,620,573)	(89,871,537)
Increase in payments from affliates	440	—
Swap contracts	5,645,465	—
Written options	93,326,542	116,601,555
Net change in unrealized appreciation (depreciation) on:
Investments
Unaffiliated issuers	(3,629,680)	(6,192,642)
Affiliated issuers	21,792,856	(19,080,795)
Foreign currencies	(32,049)	(24,586)
Forward currency contracts	3,659,964	(2,898,214)
Futures contracts	(22,888)	450,272
Swap contracts	(1,305,171)	1,305,171
Written options	1,220,048	(19,554)
Net increase (decrease) in net assets resulting from operations	57,317,384	(10,468,566)

DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions — Class I	(13,506,346)	(17,304,688)
Net dividends and distributions — Class M	(917,052)	(1,004,997)
Total distributions	(14,423,398)	(18,309,685)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold — Class I	85,064,885	318,463,934
Proceeds from shares sold — Class J	2,999,652	24,097,722
Proceeds from shares issued to holders in reinvestment of dividends — Class I	12,016,367	15,065,424
Proceeds from shares issued to holders in reinvestment of dividends — Class J	901,589	971,555
Cost of shares redeemed — Class I	(46,393,057)	(88,088,949)
Cost of shares redeemed — Class J	(3,429,589)	(4,687,421)
Net increase in net assets from capital share transactions	51,159,847	265,822,265
Total increase in net assets	94,053,833	237,044,014

NET ASSETS:
Beginning of period	451,593,167	214,549,153

End of year	$545,647,000	$451,593,167

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Statement of Cash Flows	Period Ended April 30, 2023 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$169,579,153
Adjustments to reconcile net decrease in net assets resulting from operations to net cash used in operating activities:
Net realized and unrealized loss on investments:	(97,724,774)
Amortization and accretion of premium and discount	(1,095,797)
Changes in assets and liabilities:
Foreign currencies at broker	(66,400)
Interest receivable	(4,076,292)
Other assets	(344,368)
Payable to Custodian	22,353
Payable to Trustees	(5,402)
Payable for Chief Compliance Officer compensation	(456)
Accrued interest expense	(80,696)
Accrued distribution fees	(5,272)
Other accrued expenses	38,516
Payable to Adviser	506,505
Purchases of investments	(319,479,152)
Proceeds from sale of investments	209,481,213
Proceeds from cost adjustments	9,823,121
Net purchases and sales of short-term investments	(36,825,548)
Net cash used in operating activities	(70,253,296)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares issued	480,246,751
Payment on shares redeemed	(358,267,807)
Cash distributions to shareholders	(29,725,648)
Proceeds from reverse repurchase agreements	43,120,489
Payments on reverse repurchase agreements	(53,120,489)
Loan withdrawals	50,600,000
Loan paydowns	(62,600,000)
Net cash provided by financing activities	70,253,296
Net increase in cash and restricted cash	—
Cash and restricted cash, beginning of year	—
Cash and restricted cash, end of year	$—

Supplemental Disclosures of Cash Flow and Non-Cash Information:
Reinvested distributions	$31,282,879
Cash paid for interest on loans outstanding and reverse repurchase agreements	$(557,337)
Payment in-kind on shares redeemed by Affiliate (see Note 9)	$(172,306,332)
Transfer of investments to Affiliate for redemption in-kind	$172,306,332

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Statement of Cash Flows	Period Ended April 30, 2023 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$57,317,384
Adjustments to reconcile net decrease in net assets resulting from operations to net cash used in operating activities:
Net realized and unrealized loss:	(42,568,004)
Amortization and accretion of premium and discount	(3,185,333)
Changes in assets and liabilities:
Foreign currencies at broker	(1,638,876)
Foreign currencies at custodian	(622,593)
Collateral held at broker	3,177,300
Interest receivable	(2,019,012)
Other assets	(129,806)
Payable to Trustees	7,705
Payable for Chief Compliance Officer compensation	1,201
Accrued interest expense	14,390
Other accrued expenses	(114,077)
Payable to Adviser	123,674
Purchases of investments	(73,444,769)
Proceeds from sale of investments	45,340,456
Proceeds from cost adjustments	844,760
Net purchases and sales of short-term investments	(17,249,743)
Net cash used in operating activities	(34,145,343)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares issued	85,692,473
Payment on shares redeemed	(50,041,688)
Cash distributions to shareholders	(1,505,442)
Net cash provided by financing activities	34,145,343
Net increase in cash and restricted cash	—
Cash and restricted cash, beginning of year	—
Cash and restricted cash, end of year	$—

Supplemental Disclosures of Cash Flow and Non-Cash Information:
Reinvested distributions	$12,917,956
Cash paid for interest on loans outstanding	$(139,580)
Redemption in-kind on investment in Affiliate (see Note 9)	$172,306,332
Investments acquired in-kind on redemption from Affiliate (see Note 9)	$(172,306,332)

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Financial Highlights	April 30, 2023 (Unaudited)

	PER SHARE DATA:
	Income (loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND—CLASS I
Period Ended April 30, 2023 (Unaudited)	$8.09	0.36	0.50	0.86
Year Ended October 31, 2022	$9.01	0.44	(0.99)	(0.55)
Year Ended October 31, 2021	$9.28	0.43	(0.23)	0.20
Year Ended October 31, 2020	$9.30	0.45	0.06	0.51
Year Ended October 31, 2019	$9.54	0.44	(0.19)	0.25
Year Ended October 31, 2018	$9.14	0.46	0.21	0.67
STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND—CLASS M
Period Ended April 30, 2023 (Unaudited)	$8.09	0.36	0.49	0.85
Year Ended October 31, 2022	$9.01	0.43	(0.99)	(0.56)
Year Ended October 31, 2021	$9.29	0.42	(0.25)	0.17
Year Ended October 31, 2020	$9.30	0.43	0.07	0.50
Year Ended October 31, 2019	$9.53	0.42	(0.18)	0.24
Year Ended October 31, 2018	$9.13	0.45	0.20	0.65
(1)	Net investment income per share has been calculated based on average shares outstanding during the period.
(2)	Total return represents the rate that an investor would have earned (or lost) on an investment in the Fund (assuming the reinvestment of all dividends and distributions).
(3)	Includes borrowing and investment-related expenses not covered by the Fund’s expense limitation agreement. See Note 4.
(4)	Not annualized.
(5)	Annualized.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Financial Highlights	April 30, 2023 (Unaudited)

					SUPPLEMENT DATA AND RATIOS:
Distributions to Shareholders
Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (Before Expense Reimbursement/ Recoupment)(3)		Ratio of Expenses to Average Net Assets (After Expense Reimbursement/ Recoupment)(3)		Ratio of Net Investment Income to Average Net Assets (Before Expense Reimbursement/ Recoupment)(3)		Ratio of Net Investment Income to Average Net Assets (After Expense Reimbursement/ Recoupment)(3)		Portfolio Turnover Rate

(0.31)	–	(0.31)	$8.64	10.75%	$1,579,479	1.73	%(5)	1.75	%(5)	8.73	%(5)	8.71	%(5)	13.46	%(4)
(0.37)	–	(0.37)	$8.09	(6.40)%	$1,420,941	1.74%		1.72%		4.97%		4.99%		25.70%
(0.47)	–	(0.47)	$9.01	2.16%	$1,269,044	1.73%		1.69%		4.73%		4.77%		28.45%
(0.53)	–	(0.53)	$9.28	5.73%	$886,011	1.73%		1.68%		4.87%		4.92%		50.26%
(0.49)	–	(0.49)	$9.30	2.87%	$800,883	1.71%		1.70%		4.75%		4.76%		21.85%
(0.27)	–	(0.27)	$9.54	7.41%	$815,827	1.73%		1.68%		4.87%		4.92%		27.71%

(0.30)	–	(0.30)	$8.64	10.71%	$86,639	1.82	%(5)	1.84	%(5)	8.66	%(5)	8.64	%(5)	13.46	%(4)
(0.36)	–	(0.36)	$8.09	(6.49)%	$126,416	1.82%		1.80%		4.83%		4.85%		25.70%
(0.45)	–	(0.45)	$9.01	1.90%	$148,332	1.88%		1.84%		4.57%		4.61%		28.45%
(0.51)	–	(0.51)	$9.29	5.68%	$113,008	1.87%		1.82%		4.72%		4.77%		50.26%
(0.47)	–	(0.47)	$9.30	2.78%	$116,551	1.86%		1.85%		4.61%		4.62%		21.85%
(0.25)	–	(0.25)	$9.53	7.23%	$116,356	1.88%		1.83%		4.74%		4.79%		27.71%

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Financial Highlights	April 30, 2023 (Unaudited)

	PER SHARE DATA:
	Income (loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (2)		Net Realized and Unrealized Gains		Total from Investment Operations
STONE RIDGE DIVERSIFIED ALTERNATIVES FUND—CLASS I
Period Ended April 30, 2023 (Unaudited)	$10.11	0.32	(4)	0.93	(4)	1.25	(4)(8)
Year Ended October 31, 2022	$11.19	0.25	(4)	(0.40	)(4)	(0.15	)(4)
Year Ended October 31, 2021	$10.42	0.14	(4)	0.95	(4)	1.09	(4)
Period Ended October 31, 2020(1)	$10.00	0.09	(4)	0.33	(4)	0.42	(4)
STONE RIDGE DIVERSIFIED ALTERNATIVES FUND—CLASS J*
Period Ended April 30, 2023 (Unaudited)	$10.05	0.30	(4)	0.94	(4)	1.24	(4)
Year Ended October 31, 2022	$11.15	0.22	(4)	(0.40	)(4)	(0.18	)(4)
Year Ended October 31, 2021	$10.42	0.08	(4)	0.96	(4)	1.04	(4)
Period Ended October 31, 2020(1)	$10.00	0.08	(4)	0.34	(4)	0.42	(4)
(1)	The Fund commenced operations on May 1, 2020.
(2)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(3)	Total return represents the rate that an investor would have earned (or lost) on an investment in the Fund (assuming the reinvestment of all dividends and distributions).
(4)	Per share amounts include income and expenses of the Stone Ridge Diversified Alternatives Fund, which are shown on the Fund’s Statement of Operations. Amounts do not include the Fund’s proportionate share of the income and expenses of the underlying investor funds.
(5)	Not annualized.
(6)	Annualized.
(7)	Includes investment-related expenses not covered by the Fund’s expense limitation agreement. See Note 4.
(8)	Includes increase in payments by Affiliates of less than $0.01
*	On January 22, 2021, the Fund’s Class M shares were redesignated as Class J shares.

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Consolidated Financial Highlights	April 30, 2023 (Unaudited)

							SUPPLEMENT DATA AND RATIOS:
Distributions to Shareholders
Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(3)		Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (Before Expense Reimbursement/ Recoupment)(7)		Ratio of Expenses to Average Net Assets (After Expense Reimbursement/ Recoupment)(7)		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Expense Reimbursement/ Recoupment)(7)		Ratio of Net Investment Income (Loss) to Average Net Assets (After Expense Reimbursement/ Recoupment)(7)		Portfolio Turnover Rate

(0.11)	(0.22)	—	(0.33)	$11.03	12.62	%(5)	$510,674	1.56	%(6)	1.43	%(6)	5.99	%(6)	6.12	%(6)	2.62	%(5)
(0.78)	(0.15)	—	(0.93)	$10.11	(1.51)%		$420,024	1.53%		1.27%		2.15%		2.41%		24.56%
(0.26)	(0.06)	—	(0.32)	$11.19	10.70%		$201,434	2.13%		1.15%		0.30%		1.28%		33.34%
—	—	—	—	$10.42	4	%(5)	$20,261	3.57	%(6)	1.04	%(6)	-0.80	%(6)	1.73	%(6)	28.54	%(5)

(0.09)	(0.22)	—	(0.31)	$10.98	12.38	%(5)	$34,973	1.86	%(6)	1.73	%(6)	5.61	%(6)	5.74	%(6)	2.62	%(5)
(0.77)	(0.15)	—	(0.92)	$10.05	(1.80)%		$31,569	1.83%		1.57%		1.85%		2.11%		24.56%
(0.25)	(0.06)	—	(0.31)	$11.15	10.25%		$13,115	2.35%		1.46%		-0.19%		0.70%		33.34%
—	—	—	—	$10.42	4	%(5)	$5	3.64	%(6)	1.14	%(6)	-0.87	%(6)	1.63	%(6)	28.54	%(5)

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Notes to Financial Statements	April 30, 2023 (Unaudited)

1. Organization

Stone Ridge Trust (the “Trust”) was organized as a Delaware statutory trust on September 28, 2012 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing shares in multiple series, each series representing a distinct portfolio with its own investment objectives and policies. As of April 30, 2023, the Stone Ridge High Yield Reinsurance Risk Premium Fund (the “High Yield Reinsurance Fund”) and the Stone Ridge Diversified Alternatives Fund (the “Diversified Alternatives Fund”) were each series of the Trust. The High Yield Reinsurance Fund is non-diversified, while the Diversified Alternatives Fund is diversified. The High Yield Reinsurance Fund commenced operations on February 1, 2013. The Diversified Alternatives Fund commenced operations on May 1, 2020. The High Yield Reinsurance Fund offers two classes of shares to investors: Class I shares, with no front-end or back-end sales charges, and no 12b-1 fees; and Class M shares, with no front-end or back-end sales charges, and a 0.15% 12b-1 fee. The Diversified Alternatives Fund offers two classes of shares to investors: Class I shares and Class J shares, with no front-end or back-end sales charges, and no 12b-1 fees; for Class J shares, unlike Class I shares, intermediary fees are paid out of the Fund’s Class J shares’ assets on an ongoing basis. The Funds do not charge redemption fees. There are an unlimited number of authorized shares.

The investment objective of the High Yield Reinsurance Fund is to seek a high level of total return consisting of income and preservation of capital. The High Yield Reinsurance Fund pursues its investment objective by investing primarily in reinsurance-related securities, including event-linked bonds, preference shares or participation notes issued in connection with quota shares (“Quota Share Notes”), and, to a lesser extent, preference shares or participation notes issued in connection with industry loss warranties (“ILW Notes”), event-linked swaps, equity securities (publicly or privately offered) or the derivatives of equity securities of companies in the reinsurance and insurance industry (collectively, “reinsurance-related securities”). The investment objective of the Diversified Alternatives Fund is to seek total return. The Diversified Alternatives Fund pursues its investment objective by generating income from diverse investment strategies that have potential for attractive returns such as reinsurance, market risk transfer, style premium investing, alternative lending, single family real estate and bitcoin.

The consolidated financial statements include the account of Stone Ridge Diversified Alternatives Sub Fund Ltd (the “Subsidiary”), which is a wholly-owned and controlled subsidiary of the Diversified Alternatives Fund. Reference made within this report to schedules of investments, statements of operations or statements of assets and liabilities refer to Consolidated Schedules of Investments, Consolidated Statement of Operations or Consolidated Statement of Assets and Liabilities for the Diversified Alternatives Fund. All intercompany accounts and transactions have been eliminated in consolidation. The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives such as commodity-linked futures, options and swaps. As of April 30, 2023, the Subsidiary’s consolidated net assets were $71,554,418, which represented 13.1% of the Diversified Alternatives Fund’s net assets.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Funds are investment companies and apply specific accounting and financial reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946, Financial Services – Investment Companies.

(a) Investment Valuation and Fair Value Measurement. The Board has approved procedures pursuant to which each Fund values its investments (the “Valuation Procedures”). The Board has established a Valuation Committee (the “Board Valuation Committee”), which has designated Stone Ridge Asset Management LLC (the “Adviser”) to serve as “valuation designee” in accordance with rule 2a-5 of the 1940 Act and, in that capacity, to bear responsibility for implementing the Valuation Procedures, including performing fair valuation determinations relating to all investments held by the Fund (as needed), subject to the oversight of the Board Valuation Committee and certain reporting and other requirements as described in the Valuation Procedures. A committee consisting of personnel of the Adviser (the “Adviser Valuation Committee”) performs certain functions in implementing the Valuation Procedures, including with respect to the performance of fair valuation determinations.

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Notes to Financial Statements	April 30, 2023 (Unaudited)

Listed below is a summary of certain of the methods generally used currently to value investments of each Fund under the Valuation Procedures:

With respect to pricing of insurance-linked securities for which at least one designated independent broker provides a price, that price (or, if multiple designated independent brokers provide a price, the average of such prices) will be used to value the security. The Funds typically utilize an independent data delivery vendor to obtain the prices, average them and communicate the resulting value to the Administrator. If no designated independent broker provides a price for the security in question, the Adviser Valuation Committee will generally utilize prices provided by one or more other brokers that the Adviser has approved to value the security. For certain securities, an administrator or third-party manager may regularly provide net asset values that may be used to determine the price at which an investor can subscribe for or redeem an investment in that security, subject to any relevant restrictions on the timing of such subscriptions or redemptions. The Adviser Valuation Committee will generally rely upon such valuations, with any necessary adjustment to reflect relevant corporate actions (e.g., dividends paid but not yet reflected in the reported net asset value).

Other insurance-linked securities are valued using an insurance industry model pursuant to procedures approved by the Board of Trustees.

The Diversified Alternatives Fund’s holdings in whole loans, securitizations and certain other types of alternative lending-related securities, and the Fund’s holdings in mortgage loans, mezzanine loans and certain other types of single-family real estate debt investments, are typically fair valued based on prices provided by a third-party pricing service. Each loan and fractional loan is fair valued using inputs that take into account individual borrower-level data (e.g., payment history) that is updated periodically to reflect new information regarding the borrower or loan.

Non-prime money market funds and cash sweep programs are generally valued at amortized cost which approximates fair value.

Other debt securities, including corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, loans, mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities (except event-linked bonds) are valued by an independent pricing service at an evaluated (or estimated) mean between the closing bid and asked prices.

Reverse repurchase agreements are accounted for at amortized cost, which approximates fair value.

For investments in investment companies that are registered under the 1940 Act, the value of the shares of such funds is calculated based upon the net asset value (“NAV”) per share of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

The Diversified Alternatives Fund’s holdings in private funds are fair valued based on valuations of the Fund’s interests in such private funds provided by the managers of such private funds or their agents. Valuations will be provided to the Fund on a monthly or quarterly basis based on the interim unaudited financial statements of such private funds, and, therefore, will be estimates subject to adjustment (upward or downward) upon the completion of the audit of such financial statements and may fluctuate as a result. The Fund will perform an independent review of such valuations and will consider all relevant information, including the reliability of the pricing information provided by the managers of the private funds. The Fund may conclude, in certain circumstances, that the valuation provided by the manager of a private fund is not indicative of what actual fair value would be in an active, liquid or established market. In those circumstances, the Fund may value its interests in the private fund at a discount or a premium to the valuation it receives from the private fund. Additionally, between the monthly or quarterly dates on which such private fund provides a net asset value, the valuation of the Fund’s interest in such private fund may be adjusted more frequently based on the estimated total return that such private fund will generate during such period and other general market or private fund -specific changes the Adviser is aware of. At the end of the month or quarter, as applicable, each private fund’s net asset value is adjusted based on the actual income and appreciation or depreciation realized by such private fund when the monthly or quarterly valuations and income are reported.

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Notes to Financial Statements	April 30, 2023 (Unaudited)

Equity securities (other than insurance-linked securities that are valued pursuant to the valuation methods described above) are valued at the last sale, official close or if there are no reported sales at the mean between the bid and asked price on the primary exchange on which they are traded. The values of the Funds’ investments in publicly-traded foreign equity securities generally will be the closing or final trading prices in the local trading markets but may be adjusted based on values determined by a pricing service using pricing models designed to estimate changes in the values of those securities between the times in which the trading in those securities is substantially completed and the close of the New York Stock Exchange (“NYSE”).

Exchange-traded derivatives, such as options and futures contracts, are valued at the settlement price on the exchange or mean of the bid and asked prices.

Non-exchange traded derivatives, including over-the-counter (“OTC”) options, swaps and forwards, are generally valued on the basis of valuations provided by a pricing service or using quotes provided by a broker/dealer (typically the counterparty).

Generally, each Fund must value its assets using market quotations when they are readily available. If, with respect to any portfolio instrument, market quotations are not readily available or available market quotations are deemed to be unreliable by the Adviser Valuation Committee, then such instruments will be valued as determined in good faith by the Adviser Valuation Committee. In these circumstances, the Funds determine fair value in a manner that seeks to reflect the market value of the security on the valuation date based on consideration by the Adviser Valuation Committee of any information or factors it deems appropriate.

Fair value pricing may require subjective determinations about the value of a portfolio instrument. Fair values may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by a Fund. It is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in a Fund.

A substantial portion of the Funds’ investments are U.S. dollar denominated investments. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by a Fund could change on days when Fund shares cannot be bought or sold. The value of investments traded in markets outside the U.S. or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed, and the NAV of a Fund’s shares may change on days when an investor is not able to purchase, redeem or exchange shares. The calculation of a Fund’s NAV may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

The Funds adhere to authoritative fair valuation accounting standards that set out a hierarchy for measuring fair valuation inputs. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 Inputs: quoted prices (unadjusted) in active markets for identical assets or liabilities that the Fund can access at the measurement date;

Level 2 Inputs: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data;

Level 3 Inputs: significant unobservable inputs for the asset or liability.

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Notes to Financial Statements	April 30, 2023 (Unaudited)

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

There were transfers between Level 2 and Level 3 during the reporting period. The transfers from Level 2 to Level 3 occurred because there was no longer observable market data for these securities as of April 30, 2023. The transfers from Level 3 to Level 2 occurred because previously unobservable market data became available as of April 30, 2023. The following table summarizes the inputs used to value the Funds’ investments as of April 30, 2023:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
High Yield Reinsurance Fund
Assets
Event-Linked Bonds
Chile	$—	$15,193,450	$—	$15,193,450
Europe	—	4,734,658	—	4,734,658
Global	—	168,460,918	4,862,550	173,323,468
Jamaica	—	13,933,103	—	13,933,103
Japan	—	47,353,598	—	47,353,598
Mexico	—	15,326,724	—	15,326,724
United States (2)	—	1,065,802,968	29,337,665	1,095,140,633
Total Event-Linked Bonds	—	1,330,805,419	34,200,215	1,365,005,634
Quota Shares and Other Reinsurance-Related Securities
Participation Notes (1)(2)	—	—	81,243,636	81,243,636
Preference Shares (1)	—	—	189,171,287	189,171,287
Total Quota Shares and Other Reinsurance-Related Securities	—	—	270,414,923	270,414,923
Money Market Funds	39,058,809	—	—	39,058,809

Total Assets	$39,058,809	$1,330,805,419	$304,615,138	$1,674,479,366

Diversified Alternatives Fund
Assets
Asset-Backed Securities	$—	$—	$41,048,319	$41,048,319
Event Linked Bonds
Chile	—	1,991,124	—	1,991,124
Global	—	21,396,616	637,450	22,034,066
Jamaica	—	1,826,097	—	1,826,097
Japan	—	4,928,020	—	4,928,020
Mexico	—	2,010,074	—	2,010,074
United States	—	138,743,705	3,199,486	141,943,191
Total Event-Linked Bonds	—	170,895,636	3,836,936	174,732,572
Investment Companies—Open End	43,160,084	—	—	43,160,084
Participation Notes (1)	—	—	32,205,255	32,205,255
Purchased Options	862,481	425,975	—	1,288,456
Money Market Funds	30,343,637	—	—	30,343,637
U.S. Treasury Bills	—	184,131,172	—	184,131,172
Whole Loan
Consumer Loans (1)	—	—	40,821,295	40,821,295
Student Loans (1)	—	—	81,059	81,059
Total Whole Loans	—	—	40,902,354	40,902,354

Total Assets	$74,366,202	$355,452,783	$117,992,864	$547,811,849

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Notes to Financial Statements	April 30, 2023 (Unaudited)

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Liabilities
Written Options	$10,799,395	$8,879	$—	$10,808,274

Total Liabilities	$10,799,395	$8,879	$—	$10,808,274
Other Financial Instruments*
Unrealized appreciation on forward currency contracts	$—	$2,554,846	$—	$2,554,846
Unrealized depreciation on forward currency contracts	—	(2,237,599)	—	(2,237,599)
Unrealized appreciation on futures contracts	2,826,928	—	—	2,826,928
Unrealized depreciation on futures contracts	(3,947,894)	—	—	(3,947,894)

Total	$(1,120,966)	$317,247	$—	$(803,719)

(1)	For further security characteristics, see the Funds’ Schedules of Investments.
(2)	Includes Level 3 investment with a value of zero.
*	Other financial instruments are derivatives, such as futures and forward currency contracts. These instruments are reflected at the unrealized appreciation (depreciation) on the instrument.

Below is a reconciliation that details the activity of securities in Level 3 during the period ended April 30, 2023:

	HIGH YIELD REINSURANCE FUND
	EVENT-LINKED BONDS	PARTICIPATION NOTES	PREFERENCE SHARES
Beginning Balance—November 1, 2022	$16,318,847	$84,417,927	$154,269,560
Acquisitions	14,318,000	67,541,938	14,039,000
Dispositions	(2,504,140)	(78,346,031)	—
Realized gain (loss)	(1,467,198)	(361,381)	—
Return of capital	—	—	(9,823,122)
Change in unrealized appreciation (depreciation)	5,630,756	7,991,183	30,685,849
Transfers into Level 3	17,994,550	—	—
Transfers out of Level 3	(16,090,600)	—	—
Ending Balance—April 30, 2023	$34,200,215	$81,243,636	$189,171,287

	DIVERSIFIED ALTERNATIVES FUND
	ASSET- BACKED SECURITIES	WHOLE LOAN- CONSUMER LOANS	WHOLE LOAN- STUDENT LOANS	EVENT- LINKED BONDS	PARTICIPATION NOTES
Beginning Balance—November 1, 2022	$35,736,155	$50,050,633	$99,046	$—	$—
Acquisitions	6,384,039	2,872,923	128	3,924,589	32,186,801
Dispositions	(17,531)	(7,919,129)	(16,960)	—	—
Realized gain (loss)	5,406	(766,439)	398	—	—
Return of capital	(841,572)	—	—	—	—
Change in unrealized appreciation (depreciation)	(218,178)	(3,416,693)	(1,553)	(87,653)	18,454
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—
Ending Balance—April 30, 2023	$41,048,319	$40,821,295	$81,059	$3,836,936	$32,205,255

As of April 30, 2023, the change in unrealized appreciation (depreciation) on Level 3 positions still held in the High Yield Reinsurance Fund was $996,715 for Event-Linked Bonds, $10,094,623 for Participation Notes, and $30,685,849 for Preference Shares. As of April 30, 2023, the change in unrealized appreciation (depreciation) on positions still held in the Diversified Alternatives Fund was $(218,178) for Asset-Backed Securities, $(4,072,423) for Whole Loan- Consumer Loans, $(1,384) for Whole Loan- Student Loans, $(87,653) for Event-Linked Bonds and $18,454 for Participation Notes.

Unobservable inputs for participation notes and preference shares included losses from severe weather events, other natural and non-natural catastrophes and insurance and reinsurance premiums. Significant decreases in premiums or increases in losses related to severe weather or other natural and non-natural catastrophes in isolation would result in a significantly lower fair value measurement. Participation notes and preference shares are monitored daily for significant

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Notes to Financial Statements	April 30, 2023 (Unaudited)

events that could affect the value of the instruments. The value of asset-backed securities is determined by the forecast performance of alternative lending loans and single-family rental homes in each security’s respective underlying asset pool and the priority the security has with respect to the cash flows of such assets. Because the securities have exposure to the underlying loans and homes, any deterioration of the assets may result in a markdown of fair values.

Whole Loans are valued using a discounted cash flow framework that takes into account the original purchase price, the scheduled loan payments, and forecast losses. The loss forecasts are based on industry and platform historical loan performance, as well as evaluation of the current underwriting environment. Higher expectations of losses, due to factors such as rising delinquencies on a platform’s loans or a deteriorating macroeconomic environment, would result in a markdown of fair values.

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of April 30, 2023.

High Yield Reinsurance Fund

TYPE OF SECURITY	INDUSTRY	FAIR VALUE AT 4/30/23	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE	WEIGHTED AVERAGE(1)
Participation Notes	Financial Services	$70,954,156	Insurance industry model	Estimated losses: Estimated premium earned:	$0.0MM-$10.0MM $0.3MM-$10.7MM	$4.3MM $9.1MM

Preference Shares	Financial Services	$164,876,014	Insurance industry model	Estimated losses: Estimated premium earned:	$0.1MM-$37.0MM $0.0MM-$38.5MM	$6.9MM $15.8MM

The Level 3 securities listed above were fair valued by the Adviser Valuation Committee using an insurance industry model pursuant to procedures approved by the Board of Trustees. Other Level 3 securities not listed above were fair valued by the Adviser Valuation Committee using indicative bids pursuant to procedures approved by the Board of Trustees and have a value equal to $34,200,215 for Event-Linked Bonds, $10,289,480 for Participation Notes, and $24,295,273 for Preference Shares

Diversified Alternatives Fund

TYPE OF SECURITY	INDUSTRY	FAIR VALUE AT 4/30/2023	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE	WEIGHTED AVERAGE(1)
Asset-Backed Securities	Financial Services	$41,048,319	Discounted Cash Flow	Constant Prepayment Rate Constant Default Rate Severity Discount Rate	0.00%-28.66% 0.00%-33.84% 82.79%-100.00% 6.79%-16.80%	7.99% 7.77% 92.24% 9.59%

Participation Notes	Financial Services	$31,717,529	Insurance industry model	Estimated losses: Estimated premium earned:	$0.5MM-$5.7MM $0.4MM-$11.5MM	$4.6MM $9.3MM

Whole Loans—Consumer Loans	Financial Services	$40,821,295	Discounted Cash Flow	Loss-Adjusted Discounted Rate Projected Loss Rate	10.21%-11.07% 18.59%-21.01%	10.69% 19.95%

Whole Loans—Student Loans	Financial Services	$81,059	Discounted Cash Flow	Loss-Adjusted Discounted Rate Projected Loss Rate	4.63%-14.63% 1.74%-36.25%	10.58% 16.24%

The Level 3 securities listed above were fair valued by the Adviser Valuation Committee using an insurance industry model pursuant to procedures approved by the Board of Trustees. Other Level 3 securities not listed above were fair valued by the Adviser Valuation Committee using indicative bids pursuant to procedures approved by the Board of Trustees and have a value equal to $3,836,936 for Event-Linked Bonds and $487,726 for Participation Notes.

(1)	Weighted by relative fair value.

Derivative Transactions — The Funds may engage in derivatives for hedging and speculative purposes during the period ended April 30, 2023. The Diversified Alternatives Fund also engaged in derivatives to generate income from premiums. The Diversified Alternatives Fund’s use of derivatives during the period ended April 30, 2023 included options, forwards, swaps and futures.

Futures Contracts — The Funds may purchase and sell futures contracts. The Diversified Alternatives Fund held futures contracts during the period ended April 30, 2023. The High Yield Reinsurance Fund and Diversified Alternatives Fund may

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Notes to Financial Statements	April 30, 2023 (Unaudited)

use futures contracts to hedge interest rate and foreign exchange rate exposure. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Upon entering into a contract, the Funds deposit and maintain as collateral, an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract the Funds agree to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains and losses and included in Collateral held at Broker on the Consolidated Statement of Assets and Liabilities of Diversified Alternatives Fund. Variation margin is settled daily. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The average notional amount of futures contracts during the period ended April 30, 2023, was as follows:

DIVERSIFIED ALTERNATIVES FUND
Total long futures contracts	$237,822,106
Total short futures contracts	177,207,140

Options — The Funds may purchase and write call or put options on securities and indices and enter into related closing transactions. The Funds write put and call options to earn premium income. The Diversified Alternatives Fund purchased and wrote call or put options during the period ended April 30, 2023. With exchange-traded options, there is minimal counterparty credit risk to the Funds since options are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. OTC options are customized agreements between the parties. With OTC options, there is no clearinghouse guarantee against default, thus OTC options are subject to the risk that the counterparty will not fulfill its obligations under the contract. As the writer of a call option, the Funds have the obligation to sell the security at the exercise price during or at the expiration of the exercise period. As a writer of a put option, the Funds have the obligation to buy the underlying security at the exercise price during or at the expiration of the exercise period. The premium that the Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of the option.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (the exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during or at the expiration of the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Funds realize a gain or loss from the sale of the security (or closing of the short sale).

Options on indices are similar to options on securities, except that upon exercise index options require cash payments and do not involve the actual purchase or sale of securities.

The average market values of purchased and written options for the period ended April 30, 2023, were as follows:

DIVERSIFIED ALTERNATIVES FUND
Purchased Options	$477,925
Written Options	13,994,167

Swaps — The Diversified Alternatives Fund enters into total return swaps. In a swap transaction, two parties generally agree to exchange the returns (or differentials in rates of return) earned or realized on a particular predetermined reference instrument or instruments, which can be adjusted for an interest rate factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested in a particular security or other asset or in a “basket”

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Notes to Financial Statements	April 30, 2023 (Unaudited)

of securities representing a particular index). Other types of swap agreements may calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a party’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Diversified Alternatives Fund uses swaps for both speculative and hedging purposes.

The notional amount of total return swaps held during the period ended April 30, 2023, was $3,291,775 for long contracts and $0 for short contracts.

Forward Currency Contracts — The Funds may enter into forward currency contracts. The Diversified Alternatives Fund entered into forward currency contracts during the period ended April 30, 2023. When entering into a forward currency contract, in the case of a deliverable contract the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date or in the case of a non-deliverable contract to settle the equivalent in U.S. dollar. The Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. These instruments may involve market risk from movements in currencies or credit risk from the possible inability of counterparties to meet the terms of their contracts. The average notional amount of forward currency contracts during the period ended April 30, 2023 was $162,784,103 for long contracts and $244,697,224 for short contracts.

The tables below reflect the values of derivative assets and liabilities as reflected in the Statement of Assets and Liabilities.

	ASSET DERIVATIVES
	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Diversified Alternatives Fund
Forwards
Foreign exchange contracts	Unrealized appreciation on forward currency contracts	$2,554,846

Futures
Commodity contracts	Net assets—Unrealized appreciation*	1,406,581
Equity contracts	Net assets—Unrealized appreciation*	1,156,241
Foreign exchange contracts	Net assets—Unrealized appreciation*	264,106

Options
Commodity contracts	Investments, at fair value	486,564
Equity contracts	Investments, at fair value	562,270
Foreign exchange contracts	Investments, at fair value	239,622

*	Reflects cumulative unrealized appreciation of futures contracts as reported in the Schedule of Investments.

	LIABILITY DERIVATIVES
	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Diversified Alternatives Fund
Forwards
Foreign exchange contracts	Unrealized depreciation on forward currency contracts	$2,237,599

Futures
Commodity contracts	Net assets—Unrealized depreciation*	1,988,203
Equity contracts	Net assets—Unrealized depreciation*	1,811,131
Foreign exchange contracts	Net assets—Unrealized depreciation*	148,560

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Notes to Financial Statements	April 30, 2023 (Unaudited)

		LIABILITY DERIVATIVES
	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Written options
Commodity contracts	Written options, at fair value	$7,974,238
Equity contracts	Written options, at fair value	381,085
Foreign exchange contracts	Written options, at fair value	2,452,951

*	Reflects cumulative unrealized depreciation of futures contracts as reported in the Schedule of Investments.

The tables below reflect the effect of derivative instruments on the Statement of Operations for the period ended April 30, 2023.

AMOUNT OF REALIZED GAIN ON DERIVATIVES TRANSACTIONS
	FORWARD CURRENCY CONTRACTS	FUTURES CONTRACTS	PURCHASED OPTIONS*	WRITTEN OPTIONS	SWAP CONTRACTS	TOTAL
Diversified Alternatives Fund
Commodity contracts	$—	$(39,345,347)	$—	$58,347,069	$—	$19,001,722
Equity contracts	—	(3,125,676)	1,506,808	12,595,194	—	10,976,326
Foreign exchange contracts	(4,259,914)	(19,149,550)	64,853	22,384,279	5,645,465	4,685,133
Interest rate contracts	—	—	—	—	—	—

*	Realized gains (losses) on purchased options are included in realized gain (loss) on investments in unaffiliated issuers on the Consolidated Statement of Operations.

CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION) ON DERIVATIVES TRANSACTIONS
	FORWARD CURRENCY CONTRACTS	FUTURES CONTRACTS	PURCHASED OPTIONS*	WRITTEN OPTIONS	SWAP CONTRACTS	TOTAL
Diversified Alternatives Fund
Commodity contracts	$—	$(58,860)	$122,431	$1,762,336	—	$1,825,907
Equity contracts	—	(545,331)	(435,449)	(252,931)	—	(1,233,711)
Foreign exchange contracts	3,659,964	581,303	(565,362)	(289,357)	(1,305,171)	2,081,377
Interest rate contracts	—	—	—	—	—	—

*

Change in unrealized appreciation (depreciation) on purchased options are included in change in unrealized appreciation (depreciation) on investments in unaffiliated issuers on the Consolidated Statement of Operations.

A reverse repurchase agreement is the sale by a Fund of a security to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that security from that party on a future date at a higher price. Reverse repurchase agreements involve the risk that the counterparty will become subject to bankruptcy or other insolvency proceedings or fail to return a security to a Fund. In such situations, a Fund may incur losses as a result of a possible decline in the value of the underlying security during the period while a Fund seeks to enforce its rights, a possible lack of access to income on the underlying security during this period, or expenses of enforcing its rights.

(b) Offsetting on the Statement of Assets and Liabilities. Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”) intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset on the Statement of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. In addition, in January 2013, the FASB issued Accounting Standards Update No. 2013-1 “Clarifying the Scope of Offsetting Assets and Liabilities” specifying exactly which transactions are subject to offsetting disclosures. The scope of the disclosure requirement is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities lending transactions. The International Swap and Derivative Association agreements specify collateral posting arrangements. Under the agreements, collateral is routinely transferred if the total

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Notes to Financial Statements	April 30, 2023 (Unaudited)

net exposure to certain transactions (net of existing collateral already in place) governed under an agreement with a counterparty in a given account exceeds a specified threshold.

The Diversified Alternatives Fund is subject to a netting arrangements, which govern the terms of certain transactions with select counterparties. The netting arrangements allow the Diversified Alternatives Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The netting arrangements also specify collateral posting arrangements at prearranged exposure levels.

High Yield Reinsurance Fund

	GROSS AMOUNT OF RECOGNIZED LIABILITIES	GROSS AMOUNT OFFSET IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	NET AMOUNTS PRESENTED IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	GROSS AMOUNTS NOT OFFSET IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
LIABILITIES:				FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED	NET AMOUNT
Reverse Repurchase Agreements	$5,000,000	$—	$5,000,000	$—	$(5,000,000)	$—
	$5,000,000	$—	$5,000,000	$—	$(5,000,000)	$—

Diversified Alternatives Fund

	GROSS AMOUNT OF RECOGNIZED ASSETS	GROSS AMOUNT OFFSET IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	NET AMOUNTS PRESENTED IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	GROSS AMOUNTS NOT OFFSET IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
ASSETS:				FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED*	NET AMOUNT
Forward Currency Contracts	$2,554,846	$—	$2,554,846	$(2,237,599)	$317,247	$—
	$2,554,846	$—	$2,554,846	$(2,237,599)	$317,247	$—

LIABILITIES:	GROSS AMOUNT OF RECOGNIZED LIABILITIES	GROSS AMOUNT OFFSET IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	NET AMOUNTS PRESENTED IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED*	NET AMOUNT
Forward Currency Contracts	$2,237,599	$—	$2,237,599	$(2,237,599)	$—	$—
	$2,237,599	$—	$2,237,599	$(2,237,599)	$—	$—

*

The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the statement of assets and liabilities. If this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.

(c) Use of Estimates. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(d) Indemnifications. In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements cannot be known; however, the Funds expect any risk of loss to be remote.

(e) Federal Income Taxes. The Funds qualify and intend to continue to qualify as “regulated investment companies” (“RICs”) under Subchapter M of the Internal Revenue Code of 1986, as amended. As RICs, the Funds will not be subject to federal income tax to the extent they distribute substantially all of their net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Notes to Financial Statements	April 30, 2023 (Unaudited)

(f) Reverse Repurchase Agreements. The Funds intend to enter into reverse repurchase agreements with banks and brokers, with the Funds as the initial seller of securities to the banks or brokers. In this case, a reverse repurchase agreement involves a sale by a fund of portfolio securities concurrently with an agreement by a fund to repurchase the same securities at a later date at a fixed price. During the reverse repurchase agreement period, an individual fund continues to receive principal and interest payments on the securities.

If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, a fund’s use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to honor the fund’s right to repurchase the securities. Furthermore, in that situation a fund may be unable to recover the securities it sold in connection with a reverse repurchase agreement and as a result would realize a loss equal to the difference between the value of the securities and the payment it received for them. This loss would be greater to the extent the buyer paid less than the value of the securities the fund sold to it (e.g., a buyer may only be willing to pay $95 for a security with a market value of $100). A fund’s use of reverse repurchase agreements also subjects the fund to interest costs based on the difference between the sale and repurchase price of a security involved in such a transaction. Additionally, reverse repurchase agreements entail the same risks as OTC derivatives. These include the risk that the counterparty to the reverse repurchase agreement may not be able to fulfill its obligations, that the parties may disagree as to the meaning or application of contractual terms, or that the instrument may not perform as expected. Reverse repurchase agreements and dollar rolls are not considered borrowings by the Diversified Alternatives Fund for purposes of each Fund’s fundamental investment restriction on borrowings because each Fund has elected to treat reverse repurchase agreements and similar financing transactions as derivatives for purposes of Rule 18f-4 under the 1940 Act.

The gross obligations for secured borrowing by the type of collateral pledged and remaining time to maturity is as follows:

High Yield Reinsurance Fund

REVERSE REPURCHASE AGREEMENTS	OVERNIGHT AND CONTINUOUS	UP TO 30 DAYS	30-90 DAYS	GREATER THAN 90 DAYS	TOTAL
Event Linked Bonds	$—	$5,000,000	$—	$—	$5,000,000
Total	$—	$5,000,000	$—	$—	$5,000,000

(g) Event-Linked Bonds. Event-linked bonds are variable rate debt securities for which the return of principal and payment of interest are contingent on the non-occurrence of a specified trigger event(s) that leads to economic and/or human loss, such as an earthquake of a particular magnitude or a hurricane of a specific category. The most common type of event-linked bonds is known as “catastrophe” or “CAT” bonds. In most cases, the trigger event(s) will not be deemed to have occurred unless the event(s) happened in a particular geographic area and was of a certain magnitude (based on independent scientific readings) and/or caused a certain amount of actual or modeled loss. If the trigger event(s) occurs prior to a bond’s maturity, the High Yield Reinsurance Fund or the Diversified Alternatives Fund may lose all or a portion of its principal and forgo additional interest. In this regard, event-linked bonds typically have a special condition that states that if the sponsor suffers a loss from a particular pre-defined catastrophe or other event that results in physical and/or economic loss, then the issuer’s obligation to pay interest and/or repay the principal is either deferred or completely forgiven. For example, if the High Yield Reinsurance Fund or the Diversified Alternatives Fund holds a bond that covers a sponsor’s losses due to a hurricane with a “trigger” at $1 billion and a hurricane hits causing $1 billion or more in losses to such sponsor, then the Fund will lose all or a portion of its principal invested in the bond and forgo any future interest payments. If the trigger event(s) does not occur, the Fund will recover its principal plus interest. Interest typically accrues and is paid on a quarterly basis for the specified duration of the bond, as long as the trigger event(s) does not occur. Although principal typically is repaid only on the maturity date, it may be repaid in installments, depending on the terms of the bond, as long as the trigger event(s) does not occur. The High Yield Reinsurance Fund may invest in event-linked bonds directly or indirectly through certain derivative instruments. The High Yield Reinsurance Fund or the Diversified Alternatives Fund may pursue other types of event-linked derivative strategies using derivative instruments that are typically contingent, or formulaically related to defined trigger events. Trigger events may include hurricanes, earthquakes and weather-related phenomena, non-natural catastrophes, such as plane crashes, or other events resulting in a specified level of physical or economic loss, such as mortality or longevity.

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Notes to Financial Statements	April 30, 2023 (Unaudited)

(h) Quota Share Notes. Investments in Quota Share Notes provide exposure to a form of proportional reinsurance in which an investor participates in the premiums and losses of a reinsurer’s portfolio according to a pre-defined percentage. For example, under a 20% quota-share agreement, a special purpose vehicle (“SPV”) would obtain 20% of all premiums of the subject portfolio while being responsible for 20% of all claims, and the High Yield Reinsurance Fund or the Diversified Alternatives Fund, as a holder of a Quota Share Note issued by the SPV, would be entitled to its pro rata share of the premiums received by the SPV and would be responsible for its pro rata share of the claims up to the total amount invested.

(i) ILW Notes. ILW Notes provide exposure to a transaction through which one party (typically, an insurance company or reinsurance company, or a reinsurance-related asset manager) purchases protection based on the total loss arising from a catastrophic event to the entire insurance industry rather than the losses of any particular insurer. For example, the buyer of a “$100 million limit U.S. Wind ILW attaching at $20 billion” will pay an upfront premium to a protection writer (i.e., the reinsurer or an SPV) and in return will receive $100 million if total losses to the insurance industry from a single U.S. hurricane exceed $20 billion. The industry loss ($20 billion in this case) is often referred to as the “trigger” and is reported by an independent third party after an event has occurred. The amount of protection offered by the contract ($100 million in this case) is referred to as the “limit.” ILW Notes could also provide exposure to transactions linked to an index not linked to insurance industry losses, such as wind speed or earthquake magnitude and location. The High Yield Reinsurance Fund or the Diversified Alternatives Fund, as a holder of an ILW Note, would be entitled to a return linked to the premium paid by the sponsor and the occurrence or non-occurrence of the trigger event. During the period ended April 30, 2023 the Funds had no exposure to ILW Notes.

(j) Alternative Lending. Alternative lending, which is sometimes referred to as peer-to-peer lending, online lending or marketplace lending, is a method of financing in which an alternative lending platform facilitates the borrowing and lending of money while generally not relying on deposits for capital to fund loans. It is considered an alternative to more traditional debt financing done through a bank. There are several different models of alternative lending but, very generally, a platform typically matches consumers, small or medium-sized businesses or other types of borrowers with investors that are interested in gaining investment exposure to the loans made to such borrowers. Prospective borrowers are usually required to provide or give access to certain financial information to the platform, such as the intended purpose of the loan, income, employment information, credit score, debt-to-income ratio, credit history (including defaults and delinquencies) and home ownership status, and, in the case of small business loans, business financial statements and personal credit information regarding any guarantor, some of which information is made available to prospective lenders. Often, platforms charge fees to borrowers to cover these screening and administrative costs. Based on this and other relevant supplemental information, the platform usually assigns its own credit rating to the borrower and sets the interest rate for the requested borrowing. Platforms then post the borrowing requests online and investors may choose among the loans, based on the interest rates the loans are expected to yield less any servicing or origination fees charged by the platform or others involved in the lending arrangement, the background data provided on the borrowers, and the credit rating assigned by the platform. In some cases, a platform partners with a bank to originate a loan to a borrower, after which the bank sells the loan to the platform or directly to the investor; alternatively, some platforms may originate loans themselves. Some investors, including the Fund, may not review the particular characteristics of the loans in which they invest at the time of investment, but rather negotiate in advance with platforms the general criteria of the investments. Other alternative lending platforms are non-traditional intermediaries. Unlike marketplace lenders, non-traditional intermediaries do not themselves (either alone or working with a bank) originate loans. Instead, they intermediate sales of loans originated by more traditional lenders to buyers that utilize alternative sources of capital (i.e., capital other than bank deposits). Platforms may set minimum eligibility standards for borrowers to participate in alternative lending arrangements and may limit the maximum permitted borrowings. Depending on the purpose and nature of the loan, its term may, for example, be as short as six months or shorter, or as long as thirty years or longer. Set forth below is additional information about some of the Fund’s alternative lending-related investments.

(k) Whole Loans. When the Diversified Alternatives Fund invests directly or indirectly in whole loans, it typically purchases all rights, title and interest in the loans pursuant to a loan purchase agreement directly from the platform or its affiliate. The platform or a third-party servicer typically continues to service the loans, collecting payments and distributing them to investors, less any servicing fees assessed against the Fund, and the servicing entity typically will make all decisions regarding any modification, forbearance or other form of relief that may be provided to a borrower

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Notes to Financial Statements	April 30, 2023 (Unaudited)

experiencing financial hardship and acceleration or enforcement of the loans following any default by a borrower. Where a platform or its affiliate acts as the loan servicer, there is typically a backup servicer in place in case that platform or affiliate ceases or fails to perform these servicing functions. The Diversified Alternatives Fund, as an investor in a whole loan, would be entitled to receive payment only from the borrower and/or any guarantor, and would not be able to recover any deficiency from the platform, except under very narrow circumstances, which may include fraud by the borrower in some cases. The whole loans in which the Diversified Alternatives Fund may invest may be secured or unsecured. Cash segregated for the purchase of whole loans, if any, is located in Deposits for Issuing Loans on the Consolidated Statement of Assets and Liabilities. As of April 30, 2023, there was no cash segregated for the purchase of whole loans.

(l) Loan Participations. The Diversified Alternatives Fund may invest in participation interests in whole loans, which are typically originated by an alternative lending platform in partnership with a bank. When the Fund invests in participation interests, the Diversified Alternatives Fund typically purchases a fractional or full economic interest in the underlying whole loans and the originating bank retains the legal title to such loans. As with the Diversified Alternatives Fund’s investments in whole loans, the alternative lending platform or a third party servicer typically continues to service the loans, collecting payments and distributing them to investors in the loan participations, less any servicing fees assessed against the Diversified Alternatives Fund, and the servicing entity typically will make all decisions regarding any modification, forbearance or other form of relief that may be provided to a borrower experiencing financial hardship and acceleration or enforcement of the loans following any default by a borrower. The servicing entity may distribute payments of principal and interest from the borrower directly to the Fund as a holder of participation interests. Alternatively, the Diversified Alternatives Fund may receive payments of principal and interest as passed through by the bank originating the whole loans and issuing the participation interests.

(m) Pass-Through Certificates. The Diversified Alternatives Fund may invest in pass-through certificates, which are a form of asset-backed security that is backed by a pool of whole loans originated or sourced by one or more alternative lending platforms and that represents the right of the holder to receive specified distributions in respect of such whole loans; specifically, holders are entitled to receive payments on account of principal and interest payments made by borrowers on the underlying loans, as well as proceeds from the sale or liquidation of any loan underlying the pass-through certificate, net of fees, expenses and other amounts payable to the issuer, trustee, originating platform(s) or other third parties as required. Unlike many other asset-backed securities, pass-through certificates are generally not issued with multiple tranches; instead, all holders of a particular certificate share a pro rata interest in the underlying pool of whole loans and distributions with respect thereto.

(n) Asset-Backed Securities. The Diversified Alternatives Fund may invest in, and sells certain of its alternative lending-related investments to, securitization vehicles, formed by alternative lending platforms or third parties for the purpose of acquiring alternative lending-related investments and issuing securities, the payments on which are funded by payments received on such entities’ underlying investments. Such asset-backed securities, including mortgage-backed securities, may be issued in different tranches of debt and residual equity interests with different rights and preferences. The Diversified Alternatives Fund may hold any tranche of such asset-backed securities. The volume and frequency of the Diversified Alternatives Fund’s sales of pools of loans to securitization vehicles may increase as a more active and reliable secondary market develops over time.

(o) Shares, Certificates, Notes or Other Securities. The Diversified Alternatives Fund may invest in shares, certificates, notes or other securities representing the right to receive principal and interest payments due on fractions of whole loans or pools of whole loans. The platform or a separate special purpose entity organized by or on behalf of the platform may hold the whole loans underlying such investments on its books and issue to the Diversified Alternatives Fund, as an investor, a share, certificate, note or other security, the payments on which track and depend upon the borrower payments on the underlying loans. As with whole loans, the platforms or third-party servicers typically continue to service the underlying loans on which the performance of such securities is based. Such securities may be linked to any of the types of whole loans in which the Diversified Alternative Fund may invest directly. Such securities may also track fractions of a whole loan. These securities may be sold through publicly registered offerings or through unregistered private offerings.

(p) Equity Securities. The Diversified Alternatives Fund may invest directly or indirectly in equity securities of both non-U.S. and U.S. small and mid-cap companies.

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Notes to Financial Statements	April 30, 2023 (Unaudited)

(q) Debt Securities. The Diversified Alternatives Fund may have exposure to the debt securities of U.S. or non-U.S. issuers. These debt securities may have fixed or floating interest rates; may or may not be collateralized; and may be below investment grade or unrated but judged by the Adviser to be of comparable quality (debt securities that are below investment grade are commonly called “junk bonds”). The Diversified Alternatives Fund has no limits as to the maturity of debt securities in which it invests directly or indirectly. Such investments may be within any maturity range (short, medium or long) depending on the Adviser’s evaluation of investment opportunities available within the debt securities market. Similarly, the Diversified Alternatives Fund has no limits as to the market capitalization range of the issuers.

(r) Distributions to Shareholders. The Funds intend to distribute to their shareholders any net investment income and any net realized long- or short-term capital gains, if any, at least annually. Distributions are recorded on the ex-dividend date. The Funds each may periodically make reclassifications among certain of their capital accounts as a result of the characterization of certain income and realized gains determined annually in accordance with federal tax regulations that may differ from GAAP.

(s) Foreign Securities and Currency Transactions. The Funds’ books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e., market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange. The Funds do not isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

The Funds may invest in reinsurance-related securities issued by foreign sovereigns and foreign entities that are corporations, partnerships, trusts or other types of business entities. Because the majority of reinsurance-related security issuers are domiciled outside the United States, the Funds will normally invest a significant amount of their assets in non-U.S. entities. Accordingly, the Funds may invest without limitation in securities issued by non-U.S. entities, including those in emerging market countries. Certain SPVs in which the Funds invest may be sponsored by non-U.S. insurers that are not subject to the same regulation as that to which U.S. ceding insurers are subject. Such SPVs may pose a greater risk of loss, for example due to less stringent underwriting and/or risk-retention requirements. The High Yield Reinsurance Fund’s investments will consist primarily of event-linked bonds, Quota Share Notes and ILW Notes, and the Diversified Alternatives Fund’s reinsurance investments will consist primarily of event-linked bonds and Quota Share Notes, in each case that provide the relevant Fund with contractual rights under the terms of the bond issuance. While the contractual rights of such instruments are similar whether they are issued by a U.S. issuer or a non-U.S. issuer, there may be certain additional risks associated with non-U.S. issuers. For example, foreign issuers could be affected by factors not present in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information, potential difficulties in enforcing contractual obligations, and increased costs to enforce applicable contractual obligations outside the United States. Fluctuations in foreign currency exchange rates and exchange controls may adversely affect the market value of the Funds’ investments in foreign securities. Settlements of securities transactions in foreign countries are subject to risk of loss, may be delayed and are generally less frequent than in the United States, which could affect the liquidity of the High Yield Reinsurance Funds’ assets.

If the Funds invest in foreign issuers by purchasing American Depositary Receipts (“ADRs”) (U.S. dollar-denominated depositary receipts issued generally by banks and representing the deposit with the bank of a security of a non-U.S. issuer; ADRs are publicly traded on exchanges or over-the counter in the United States), the Funds are exposed to credit risk with respect to the issuer of the ADR, in addition to the risks of the underlying foreign securities.

(t) Allocation of Income, Expenses, Gains/Losses. Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of each fund are allocated daily to each share class based upon the ratio of net assets represented by each class as a percentage of the net assets of each fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most expenses are allocated based on average net assets, with the exception of the High Yield Reinsurance Fund’s 12b-1 fees, which are expensed at 0.15% of average daily net assets of the Class M shares.

(u) Other. Investment transactions are recorded on the trade date. Dividend income, less any foreign tax withheld, is recognized on the ex-dividend date and interest income is recognized on an accrual basis, including amortization/accretion of premiums or discounts. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the constant yield method.

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Notes to Financial Statements	April 30, 2023 (Unaudited)

(v) Restricted Securities. The Funds may invest a substantial portion of their assets in securities that are restricted, but eligible for purchase and sale by certain qualified institutional buyers, as defined in Rule 144A under the Securities Act of 1933, as amended, as well as other restricted securities. Restricted securities may be resold in transactions that are exempt from registration under Federal securities laws or if the securities are publicly registered. Restricted securities may be deemed illiquid.

(w) REIT Distributions. The character of distributions received from real estate investment trusts (“REITs”) held by the Funds is generally made up of net investment income, capital gains, and return of capital. It is the policy of the Funds to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Funds’ records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(x) Rule 18f-4. The SEC adopted new regulations under the 1940 Act governing the use of derivatives and certain related instruments by registered investment companies (“Rule 18f-4”). Rule 18f-4 imposes limits on the amount of derivatives a Fund can enter into, eliminates the asset segregation framework previously used by funds to comply with Section 18 of the 1940 Act, and requires funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The High Yield Reinsurance Fund qualifies as a “limited derivatives user” as defined under Rule 18f-4 and as such, has adopted policies and procedures reasonably designed to manage such fund’s derivatives risk to ensure the Fund’s derivatives exposure remains limited. As required by Rule 18f-4, the Diversified Alternatives Fund adopted and implemented a derivatives risk management program to govern their use of derivatives and appointed a derivatives risk manager. The derivatives risk manager is appointed by the Board and conducts periodic reviews of the derivatives risk management program and reports findings back to the Board. Rule 18f-4 restricts the Fund’s ability to engage in certain derivatives transactions and may increase the costs related to the Fund’s use of such derivatives transactions, which could adversely affect the value or performance of a Fund. In addition, each of the Diversified Alternatives Fund has elected to treat reverse repurchase agreements and similar financing transactions as derivatives subject for purposes of Rule 18f-4.

(y) New Accounting Pronouncements. In March 2020, FASB issued Accounting Standards Update 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”) and in December 2022, the FASB issued Accounting Standards Update 2022-06, Reference Rate Reform (Topic 848), Deferral of the Sunset Date of Topic 848: Scope (“ASU 2021-01), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank offered rates as of the end of 2021. The temporary relief provided by ASU 2020-04 and ASU 2022-06 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2024. Management is evaluating the impact of ASU 2020-04 and ASU 2022-06 on the Fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform. Management is also currently actively working with other financial institutions and counterparties to modify contracts as required by applicable regulation and within regulatory deadlines.

(z) Market Volatility. The value of the securities in the Funds may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war (e.g., Russia’s invasion of Ukraine), acts of terrorism, the spread of infectious illness or other public health issues, recessions, bank failures and receiverships, or other events could have a significant impact on the Funds and their investments, including hampering the ability of the Adviser to invest the Funds’ assets as intended.

3. Federal Tax Matters

Provisions for federal income taxes or excise taxes have not been made because the Funds intend to be taxed as RICs and intend to distribute substantially all taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income to shareholders for tax purposes. Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. The reclassifications have no effect on net assets or NAV per share.

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Notes to Financial Statements	April 30, 2023 (Unaudited)

For the year October 31, 2022, the effect of permanent “book/tax” reclassifications resulted in increases and decreases to components of the Funds’ net assets as follows:

	TOTAL DISTRIBUTABLE EARNINGS/(LOSS)	PAID IN CAPITAL
High Yield Reinsurance Fund	$—	$—
Diversified Alternatives Fund	(5,723,959)	5,723,959

These differences primarily relate to investments in controlled foreign corporations.

	HIGH YIELD REINSURANCE RISK PREMIUM FUND	DIVERSIFIED ALTERNATIVES FUND
Tax cost of investments	$1,797,476,526	$481,971,258
Unrealized appreciation	7,212,605	3,206,504
Unrealized depreciation	(236,672,913)	(43,655,518)
Net unrealized appreciation (depreciation)	(229,460,308)	(40,449,014)
Undistributed ordinary income	12,600,379	4,488,274
Undistributed long-term gain (capital loss carryover)	(107,450,031)	(53,341,879)
Distributable earnings	(94,849,652)	(48,853,605)
Other accumulated earnings (loss)	12,238,399	1,383,101
Total accumulated gain (loss)	$(312,071,561)	$(87,919,518)

The difference between book-basis and tax basis unrealized appreciation/(depreciation) is attributable primarily to mark-to-market adjustments of passive foreign investment companies, basis adjustments on investments in controlled foreign corporations and subsidiaries, deferral of wash sales losses, and differences in amortization of interest income between book and tax.

The tax character of distributions paid during the period ended October 31, 2022 was as follows:

	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	RETURN OF CAPITAL	TOTAL
High Yield Reinsurance Fund	$64,138,892	$—	$—	$64,138,892
Diversified Alternatives Fund	15,355,242	2,954,443	—	18,309,685

Each of the Funds designate as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the funds related to net capital gain to zero for the tax year ended October 31, 2022.

The tax character of distributions paid during the period ended October 31, 2021 was as follows:

	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	RETURN OF CAPITAL	TOTAL
High Yield Reinsurance Fund	$60,490,800	$—	$—	$60,490,800
Diversified Alternatives Fund	825,885	—	—	825,885

As of October 31, 2022 certain Funds have tax basis capital losses which may be carried forward indefinitely to offset future capital gains as shown below:

	SHORT-TERM	LONG-TERM	TOTAL
High Yield Reinsurance Fund	$(6,531,561)	$(100,918,470)	$(107,450,031)
Diversified Alternatives Fund(1)	(44,282,971)	(14,067,574)	(58,350,545)

(1)

Tax basis short-term capital losses of $(44,282,971) and long-term capital losses of $(14,067,574) were transferred from the All Asset VRP Fund to the Diversified Alternatives Fund as a result of the acquisition of the former by the latter on February 5, 2021. Utilization of these losses is subject to limitation under IRC Section 382.

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Notes to Financial Statements	April 30, 2023 (Unaudited)

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year(period) October 31, 2022, or for any other tax years which are open for exam. As of October 31, 2022, open tax years include the periods ended October 31, 2020, 2021 and 2022. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Funds did not incur any interest or penalties.

4. Agreements

(a) Investment Management Agreement. The Adviser is the Funds’ investment adviser and was organized as a Delaware limited liability company in 2012. The Adviser’s primary business is to provide a variety of investment management services, including an investment program for the Funds.

As compensation for its services, the Adviser is paid by the High Yield Reinsurance Fund a fee, computed daily and paid monthly in arrears, at the annual rate of 1.50% of the Fund’s average daily net assets. As compensation for its services, the Adviser is paid by the Diversified Alternatives Fund a fee, computed daily and paid monthly in arrears, at the annual rate of (i) 0.00% of the Fund’s average daily net assets invested in any other fund advised by the Adviser and (ii) 1.50% of the Fund’s average daily net assets invested in other investments.

Through February 28, 2024 for the High Yield Reinsurance Fund, the Adviser has agreed to waive its advisory fee and/or pay or otherwise bear operating and other expenses of the Fund or classes thereof (excluding brokerage and transactional expenses, borrowing and other investment-related costs and fees including interest and commitment fees, short dividend expense, acquired fund fees and expenses, taxes, litigation and indemnification expenses, judgments and extraordinary expenses not incurred in the ordinary course of the Fund’s business collectively, the (“Excluded Expenses”) solely to the extent necessary to limit the Fund’s total annual fund operating expenses, other than the Excluded Expenses, to 1.70% for Class I shares and 1.85% for Class M shares of the High Yield Reinsurance Fund (prior to March 1, 2022, 1.65% for Class I shares and 1.80% for class M shares). Through February 28, 2024 for the Diversified Alternatives Fund, the Adviser has agreed to waive its advisory fee and/or pay or otherwise bear operating and other expenses of the Fund or classes thereof (excluding the Fund’s investment management fee, financial intermediary fees and expenses (including shareholder servicing fees and expenses, sub-transfer agency servicing fees and expenses and fees and expenses for custodial services rendered to shareholders), brokerage and transactional expenses; borrowing and other investment-related costs and fees including interest payments on borrowed funds, loan servicing fees, loan collection and administration fees and expenses; interest and commitment fees; short dividend expense; acquired fund fees and expenses; taxes; litigation and indemnification expenses; judgments; and extraordinary expenses not incurred in the ordinary course of the Fund’s business (collectively, the “Excluded Diversified Alternatives Expenses”)) solely to the extent necessary to limit the Diversified Alternatives Fund’s total annual fund operating expenses, other than Excluded Diversified Alternatives Expenses, to 0.40% for the Class I and Class J shares of the Diversified Alternatives Fund (prior to January 22, 2021, 0.55% for the Class J shares, previously Class M shares, of the Diversified Alternatives Fund). With respect to each Fund, the Adviser is permitted to recoup in later periods expenses attributable to a Class that the Adviser has paid or otherwise borne (whether through reduction of its advisory fee or otherwise) to the extent that the expenses for the Class of shares fall below the annual limitation rate in effect at the time of the actual waiver/reimbursement and to the extent that they do not cause the Class to exceed the annual rate in effect at the time of the recoupment. However, the Adviser shall not be, and under the expense limitation agreements that were in place during the period covered by this report the Adviser was not, permitted to recoup any such fees or expenses beyond three years from the month end in which the Adviser reduced a fee or reimbursed an expense. The Adviser has waived and recouped amounts as disclosed in each Fund’s Statement of Operations. As of April 30, 2023, the remaining amount of waived fees subject to be recouped in future years are as follows:

FUND	REMAINING AMOUNT TO BE RECOUPED (EXPIRING BY OCTOBER 31, 2023)	REMAINING AMOUNT TO BE RECOUPED (EXPIRING BY OCTOBER 31, 2024)	REMAINING AMOUNT TO BE RECOUPED (EXPIRING BY OCTOBER 31, 2025)	REMAINING AMOUNT TO BE RECOUPED (EXPIRING BY APRIL 30, 2026)
High Yield Reinsurance Fund	$388,257	$563,960	$132,771	$—
Diversified Alternatives Fund	287,870	1,388,393	1,046,965	317,382

(b) Custodian, Administrator and Transfer Agent. The custodian to the Trust is U.S. Bank, N.A. The administrator and transfer agent to the Trust is U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (the “Transfer Agent”), an affiliate of U.S. Bank, N.A.

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Notes to Financial Statements	April 30, 2023 (Unaudited)

(c) Distributor. ALPS Distributors, Inc. (the “Distributor”) serves as the Funds’ distributor.

5. Distribution and Service Arrangements

Financial intermediaries may provide varying investment products, programs, platforms and accounts for the benefit of shareholders. Such intermediaries generally charge fees in connection with a variety of services, which may include (i) personal and account maintenance services, sub-transfer agency services and custodial services rendered to shareholders who are customers of the intermediary, including electronic transmission and processing of orders, electronic fund transfers between shareholders and the relevant Fund, reinvestment of distributions, settlement and reconciliation of transactions, liaising with the Transfer Agent, facilitation of electronic delivery to shareholders of Fund documentation, monitoring shareholder accounts for back-up withholding and any other special tax reporting obligations, maintenance of books and records with respect to the foregoing, and other similar services (fees for such services, “servicing fees”) and/or (ii) activities or expenses primarily intended to result in the sale of shares (fees for such services, if any, “distribution fees” and, together with servicing fees, “intermediary fees”). Such fees may be based on the number of accounts or may be a percentage of the average value of accounts for which the intermediary provides services, and are intended to compensate intermediaries for their provision of services of the type that would be provided by the Transfer Agent or other service providers if the shares were registered on the books of the relevant Fund. The Funds do not believe that any portion of fees currently paid to financial intermediaries are distribution fees.

For the High Yield Reinsurance Fund, intermediary fees may be paid pursuant to a Distribution Plan (“12b-1 Plan”) adopted by the Fund with respect to its Class M shares, at the maximum annual rate of 0.15% of the Fund’s average daily net assets attributable to Class M. These fees are paid out of the Fund’s Class M shares’ assets on an ongoing basis and may be administered or facilitated by the Distributor. Because Rule 12b-1 fees are paid out of the Fund’s Class M shares’ assets on an ongoing basis, over time these fees will increase the cost of a shareholder’s investment and may cost you more than other types of sales charges. If amounts remain from the Rule 12b-1 fees after the intermediaries have been paid, such amounts are reimbursed to the Fund. The Distributor does not retain any portion of the Rule 12b-1 fees. To the extent that there are expenses associated with shareholder services that exceed the amounts payable pursuant to the 12b-1 Plan, the Class M shares of the Fund will bear such expenses. For Class I shares of the Fund, the Adviser pays all intermediary fees.

For the Diversified Alternatives Fund, intermediary fees may be paid out of the Fund’s Class J shares’ assets on an ongoing basis. Because these intermediary fees are paid out of the Fund’s Class J shares’ assets on an ongoing basis, over time these fees will increase the cost of a shareholder’s investment and may cost you more than other types of charges. For Class J shares, the Adviser pays a portion of the intermediary fees, and the Class J shares bear the remainder. For Class I shares, the Adviser pays all intermediary fees. For the period ended April 30, 2023 intermediary fees of $48,916 were paid by Class J shares.

6. Related Parties

Certain officers of the Trust are also employees of the Adviser. The officers, with the exception of the Chief Compliance Officer, are not compensated by the Trust. The Trust pays a portion of the Chief Compliance Officer’s salary.

7. Investment Transactions

For the year period April 30, 2023, aggregate purchases and sales of securities (excluding short-term securities) by the Funds were as follows:

	HIGH YIELD REINSURANCE FUND	DIVERSIFIED ALTERNATIVES FUND
Purchases	$378,587,016	$252,878,933
Sales	397,949,304	212,953,619
U.S. Government Security Purchases	—	—
U.S. Government Security Sales	—	—

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Notes to Financial Statements	April 30, 2023 (Unaudited)

8. Capital Share Transactions

HIGH YIELD REINSURANCE FUND - CLASS I	PERIOD ENDED APRIL 30, 2023	YEAR ENDED OCTOBER 31, 2022
Shares sold	59,070,537	80,073,730
Shares issued to holders in reinvestment of dividends	3,345,812	3,820,392
Shares redeemed	(55,257,069)	(49,108,633)
Net increase in shares	7,159,280	34,785,489
Shares outstanding:
Beginning of year	175,664,118	140,878,629
End of year	182,823,398	175,664,118

HIGH YIELD REINSURANCE FUND - CLASS M	PERIOD ENDED APRIL 30, 2023	YEAR ENDED OCTOBER 31, 2022
Shares sold	1,427,036	4,741,692
Shares issued to holders in reinvestment of dividends	388,006	580,109
Shares redeemed	(7,414,539)	(6,160,269)
Net increase (decrease) in shares	(5,599,497)	(838,468)
Shares outstanding:
Beginning of year	15,622,799	16,461,267
End of year	10,023,302	15,622,799

DIVERSIFIED ALTERNATIVES FUND - CLASS I	PERIOD ENDED APRIL 30, 2023	YEAR ENDED OCTOBER 31, 2022
Shares sold	8,023,218	30,712,516
Shares issued to holders in reinvestment of dividends	1,174,620	1,457,004
Shares redeemed	(4,450,232)	(8,616,572)
Net increase in shares	4,747,606	23,552,948
Shares outstanding:
Beginning of period	41,548,599	17,995,651
End of year	46,296,205	41,548,599

DIVERSIFIED ALTERNATIVES FUND - CLASS J	PERIOD ENDED APRIL 30, 2023	YEAR ENDED OCTOBER 31, 2022
Shares sold	284,229	2,318,941
Shares issued to holders in reinvestment of dividends	88,391	94,234
Shares redeemed	(328,105)	(447,584)
Net increase in shares	44,515	1,965,591
Shares outstanding:
Beginning of period	3,141,292	1,175,701
End of year	3,185,807	3,141,292

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Notes to Financial Statements	April 30, 2023 (Unaudited)

9. Transactions with Affiliate

The following is a summary of transactions during the period ended April 30, 2023 in which the issuer was an affiliate of the Fund as defined in Section (2)(a)(3) of the 1940 Act:

DIVERSIFIED ALTERNATIVES FUND(1)
STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM—CLASS I
November 1, 2022 Balance
Shares	24,493,586
Cost	$218,424,974
Additions
Shares	4,385,237
Cost	$36,812,861
Reductions(2)
Shares	23,883,443
Cost	$213,598,744
April 30, 2023 Balance
Shares	4,995,380
Cost	$41,639,091
Value	$43,160,084
Dividend Income	$8,000,447
Realized Gain/(Loss)	$(8,598,744)
Change in Unrealized Appreciation	$21,792,856

(1)	The Diversified Alternatives Fund is not paying advisory fees on its holdings of the High Yield Reinsurance Fund as the Adviser is paid an advisory fee from the High Yield Reinsurance Fund.

(2)

On April 21, 2023, the Diversified Alternatives Fund redeemed 20,348,837 shares of the High Yield Reinsurance Fund with a value of $175,000,000. The redemption was satisfied with a cash payment in the amount of $2,693,668 and an in kind payment of securities that had a value of $172,306,332. The Diversified Alternatives Fund recorded a realized loss of $6,269,824 on the in kind redemption, which is included in net realized loss on Investments Affiliated issuers on the Consolidated Statement of Operation.

10. Financing Facility

The High Yield Reinsurance Fund obtains leverage through a 29-day rolling facility (the “Facility”). The Facility, when drawn, is secured by the Fund’s assets, particularly catastrophe bonds which are posted as collateral. The Facility’s maximum withdraw capacity is $125,000,000. Through the period ended April 30, 2023, the High Yield Reinsurance Fund’s maximum borrowing was $36,500,000 and average borrowing was $9,368,488. This borrowing resulted in interest expenses of $270,476 at a weighted average interest rate of 5.79% and is included in the High Yield Reinsurance Fund’s Statement of Operations. As of April 30, 2023, the High Yield Reinsurance Fund had an outstanding balance of $5,000,000.

The Funds may obtain leverage through borrowings in seeking to achieve their investment objectives. The Funds share a $75,000,000 umbrella line of credit in the form of an unsecured loan agreement with U.S. Bank National Association, which is effective November 28, 2017 through October 21, 2023. With respect to the High Yield Reinsurance Fund and the Diversified Alternatives Fund, the maximum withdrawal capacity for each Fund is 33.33% of the net market value of the assets of such Fund (not to exceed $75,000,000 outstanding across all Funds). The Funds did not borrow from the umbrella line of credit during the period ended April 30, 2023.

11. Subsequent Events Evaluation

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure resulting from subsequent events through the date the financial statements were issued. The evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Expense Examples (Unaudited)

As a shareholder of the Stone Ridge Funds (each a “Fund”, together the “Funds”), you incur ongoing costs, including investment advisory fees, distribution and/or shareholder servicing fees, and other Fund expenses, which are indirectly paid by shareholders. This example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2022 through April 30, 2023.

Actual Expenses

The first line on each table below provides information about actual account values and actual expenses. However, the table does not include shareholder specific fees, such as the $15.00 fee charged for wire redemptions by the Funds’ transfer agent. The table also does not include portfolio trading commissions and related trading costs. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example For Comparison Purposes

The second line on each table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratios for each share class of the Funds and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other fund. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relevant total cost of owning different funds.

Stone Ridge High Yield Reinsurance Risk Premium Fund — Class I

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2022	ENDING ACCOUNT VALUE APRIL 30, 2023	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2022 – APRIL 30, 2023
Actual	$1,000.00	$1,107.50	$9.14
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.12	$8.75

*	Expenses are equal to the share class’s annualized six-month expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the partial year period.

Stone Ridge High Yield Reinsurance Risk Premium Fund — Class M

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2022	ENDING ACCOUNT VALUE APRIL 30, 2023	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2022 – APRIL 30, 2023
Actual	$1,000.00	$1,107.10	$9.61
Hypothetical (5% annual return before expenses) before expenses)	$1,000.00	$1,015.67	$9.20

*	Expenses are equal to the share class’s annualized six-month expense ratio of 1.84%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the partial year period.

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Expense Examples (Unaudited)

Stone Ridge Diversified Alternatives Fund — Class I

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2022	ENDING ACCOUNT VALUE APRIL 30, 2023	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2022 – APRIL 30, 2023
Actual	$1,000.00	$1,126.20	$7.54
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.70	$7.15

*	Expenses are equal to the share class’s annualized six-month expense ratio of 1.43%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the partial year period.

Stone Ridge Diversified Alternatives Fund — Class J

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2022	ENDING ACCOUNT VALUE APRIL 30, 2023	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2022 – APRIL 30, 2023
Actual	$1,000.00	$1,123.80	$9.11
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.22	$8.65

*	Expenses are equal to the share class’s annualized six-month expense ratio of 1.73%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the partial year period.

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Additional Information (Unaudited)

1. Shareholder Notification of Federal Tax Status

For the fiscal year ended October 31, 2022, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

PERCENTAGES
High Yield Reinsurance Fund	0.00%
Diversified Alternatives Fund	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year October 31, 2022 was as follows:

PERCENTAGES
High Yield Reinsurance Fund	0.00%
Diversified Alternatives Fund	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

PERCENTAGES
High Yield Reinsurance Fund	0.00%
Diversified Alternatives Fund	0.00%

The percentage of taxable ordinary income distributions that are designated as interest related dividends under Internal Revenue Section 871(k)(1)(C) for each Fund were as follows:

PERCENTAGES
High Yield Reinsurance Fund	0.00%
Diversified Alternatives Fund	6.03%

Shareholders should not use the above information to prepare their tax returns. Since the Funds’ fiscal year is not the calendar year, another notification is available with respect to calendar year 2022. Such notification, which reflects the amount to be used by calendar year taxpayers on their Federal income tax returns, was made in conjunction with shareholders’ year-end tax reporting and was made available in February 2023. Shareholders are advised to consult their own tax advisors with respect to the tax consequences of their investment in the Fund.

2. Availability of Quarterly Portfolio Holdings Schedules

The Funds are required to file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ filings on Part F of Form N-PORT are available without charge on the SEC’s website, www.sec.gov, or upon request by calling 1.855.609.3680.

3. Proxy Voting Policies and Procedures and Proxy Voting Record

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request by calling 1.855.609.3680 and on the SEC’s website, www.sec.gov. The Funds are required to file how they voted proxies related to portfolio securities during the most recent 12-month period ended June 30. The information is available without charge, upon request by calling 1.855.609.3680 and on the SEC’s website, www.sec.gov.

4. Liquidity Risk Management Program

The Funds have adopted a liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the 1940 Act for the purpose of assessing and managing the Funds’ liquidity risk, which is the risk that a Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund.

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Additional Information (Unaudited)

The Board has designated the Adviser to administer the Program, and the Adviser has established a Liquidity Risk Management Committee to be responsible for the Program’s operation. Under the Program, the Liquidity Risk Management Committee manages the Funds’ liquidity risk by monitoring the liquidity of each Fund’s investments, limiting the amount of each Fund’s illiquid investments, and utilizing various risk management tools available to the Funds for meeting shareholder redemptions, among other means. From November 1, 2022, through April 30, 2023, the Program supported the Funds’ ability to honor redemption requests timely and the Adviser’s management of the Funds’ liquidity risk. There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to each Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

Stone Ridge Funds	Semi-Annual Report	April 30, 2023

Investment Adviser

Stone Ridge Asset Management LLC

One Vanderbilt Avenue, 65th Floor

New York, NY 10017

Independent Registered Public Accounting Firm

Ernst & Young LLP

700 Nicollet Mall, Suite 500

Minneapolis, MN 55402

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Custodians

U.S. Bank, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

Millennium Trust Company, LLC

2001 Spring Road #700

Oak Brook, IL 60523

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1000

Denver, CO 80203

Administrator, Transfer Agent and Dividend Disbursing Agent

U.S. Bancorp Fund Services, LLC,

doing business as U.S. Bank Global Fund Services

615 East Michigan Street

Milwaukee, WI 53202

This report has been prepared for shareholders and must be preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ investment objectives, risks, experience of its management and other information.

Stone Ridge Funds P.O. Box 701 Milwaukee, WI 53201-0701 855-609-3680 www.stoneridgefunds.com	SQSEMI

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The registrant’s President and Treasurer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant’s service providers.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Stone Ridge Trust

By (Signature and Title) /s/ Ross Stevens
Ross Stevens, President, Chief Executive Officer and Principal Executive Officer

Date 7/7/23

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Ross Stevens
Ross Stevens, President, Chief Executive Officer and Principal Executive Officer

Date 7/7/23

By (Signature and Title) /s/ Anthony Zuco
Anthony Zuco, Treasurer, Principal Financial Officer, Chief Financial Officer and Chief Accounting Officer

Date 7/7/23

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